UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-474-2737

Date of fiscal year end:  February 28, 2013

Date of reporting period:  August 31, 2012

Item 1. Reports to Stockholders.

August 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Barclays Short Treasury Bond Fund  |  SHV  |  NYSE Arca

iShares Barclays 1-3 Year Treasury Bond Fund  |  SHY  |  NYSE Arca

iShares Barclays 3-7 Year Treasury Bond Fund  |  IEI  |  NYSE Arca

iShares Barclays 7-10 Year Treasury Bond Fund  |  IEF  |  NYSE Arca

iShares Barclays 10-20 Year Treasury Bond Fund  |  TLH  |  NYSE Arca

iShares Barclays 20+ Year Treasury Bond Fund  |  TLT  |  NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.01)%	(0.01)%	0.11%	0.95%	0.94%	1.08%	1.45%	1.45%	1.57%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.01)%	(0.01)%	0.11%	4.85%	4.80%	5.52%	8.46%	8.47%	9.22%

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Short Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 0.02%, net of fees, while the total return for the Index was 0.09%.

PORTFOLIO ALLOCATION

As of 8/31/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.73%
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 0.63%, 12/31/12	17.92%
U.S. Treasury Notes, 0.50%, 11/30/12	14.52
U.S. Treasury Notes, 1.13%, 06/15/13	9.64
U.S. Treasury Notes, 0.38%, 09/30/12	8.93
U.S. Treasury Notes, 1.38%, 02/15/13	8.26

TOTAL	59.27%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.28%	0.28%	0.42%	2.82%	2.80%	2.96%	2.77%	2.76%	2.90%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.28%	0.28%	0.42%	14.93%	14.79%	15.70%	31.46%	31.31%	33.08%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 0.32%, net of fees, while the total return for the Index was 0.39%.

PORTFOLIO ALLOCATION

As of 8/31/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.60%
Short-Term and Other Net Assets	0.40

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 1.25%, 02/15/14	10.77%
U.S. Treasury Notes, 2.38%, 02/28/15	9.48
U.S. Treasury Notes, 2.25%, 05/31/14	6.43
U.S. Treasury Notes, 4.25%, 11/15/14	6.21
U.S. Treasury Notes, 0.25%, 08/15/15	4.66

TOTAL	37.55%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.21%	3.30%	3.34%	6.50%	6.46%	6.64%	6.56%	6.56%	6.69%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.21%	3.30%	3.34%	37.00%	36.75%	37.94%	43.20%	43.26%	44.23%

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 2.01%, net of fees, while the total return for the Index was 2.07%.

PORTFOLIO ALLOCATION As of 8/31/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.43%
Short-Term and Other Net Assets	0.57

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 3.13%, 04/30/17	6.02%
U.S. Treasury Notes, 2.75%, 05/31/17	5.63
U.S. Treasury Notes, 1.50%, 03/31/19	5.15
U.S. Treasury Notes, 3.13%, 10/31/16	4.69
U.S. Treasury Notes, 2.75%, 11/30/16	4.49

TOTAL	25.98%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.84%	8.07%	7.97%	8.94%	8.90%	9.06%	6.45%	6.44%	6.49%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.84%	8.07%	7.97%	53.44%	53.19%	54.31%	86.87%	86.64%	87.61%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 4.49%, net of fees, while the total return for the Index was 4.56%.

PORTFOLIO ALLOCATION

As of 8/31/12

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.43%
Short-Term and Other Net Assets	0.57

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
U.S. Treasury Notes, 2.13%, 08/15/21	13.86%
U.S. Treasury Notes, 2.63%, 08/15/20	13.20
U.S. Treasury Notes, 2.00%, 11/15/21	10.63
U.S. Treasury Notes, 3.63%, 02/15/21	9.68
U.S. Treasury Notes, 1.75%, 05/15/22	8.86

TOTAL	56.23%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.15%	12.38%	12.31%	10.27%	10.29%	10.33%	9.62%	9.64%	9.69%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.15%	12.38%	12.31%	63.06%	63.16%	63.52%	68.12%	68.33%	68.67%

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 6.26%, net of fees, while the total return for the Index was 6.32%.

PORTFOLIO ALLOCATION

As of 8/31/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.31%
Short-Term and Other Net Assets	0.69

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Bonds, 6.13%, 11/15/27	10.39%
U.S. Treasury Bonds, 6.25%, 08/15/23	10.13
U.S. Treasury Bonds, 5.38%, 02/15/31	9.43
U.S. Treasury Bonds, 6.25%, 05/15/30	7.14
U.S. Treasury Bonds, 6.00%, 02/15/26	6.24

TOTAL	43.33%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.02%	22.81%	22.20%	11.78%	11.82%	11.89%	8.54%	8.53%	8.64%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.02%	22.81%	22.20%	74.48%	74.85%	75.38%	126.90%	126.79%	128.95%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 9.60%, net of fees, while the total return for the Index was 9.67%.

PORTFOLIO ALLOCATION

As of 8/31/12

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.24%
Short-Term and Other Net Assets	0.76

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.38%, 05/15/41	8.55%
U.S. Treasury Bonds, 4.63%, 02/15/40	8.30
U.S. Treasury Bonds, 4.25%, 11/15/40	8.24
U.S. Treasury Bonds, 4.38%, 05/15/40	8.06
U.S. Treasury Bonds, 4.75%, 02/15/41	8.04

TOTAL	41.19%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays Short Treasury
Actual	$1,000.00	$1,000.20	0.13%	$0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.13	0.66
Barclays 1-3 Year Treasury
Actual	1,000.00	1,003.20	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 3-7 Year Treasury
Actual	1,000.00	1,020.10	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 7-10 Year Treasury
Actual	1,000.00	1,044.90	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 10-20 Year Treasury
Actual	1,000.00	1,062.60	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 20+ Year Treasury
Actual	1,000.00	1,096.00	0.15	0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.73%
U.S. Treasury Bills
0.00%, 09/27/12	$4,375	$4,374,716
U.S. Treasury Notes
0.38%, 09/30/12	234,342	234,365,439
0.38%, 07/31/13	110,164	110,352,370
0.50%, 11/30/12	380,633	380,956,534
0.63%, 12/31/12	469,250	469,953,884
0.63%, 01/31/13	189,950	190,318,503
0.75%, 03/31/13	191,926	192,561,264
1.13%, 06/15/13	251,154	252,997,455
1.38%, 09/15/12	15,742	15,746,721
1.38%, 10/15/12	176,646	176,879,180
1.38%, 02/15/13	215,391	216,560,571
1.75%, 04/15/13	212,683	214,731,131
2.50%, 03/31/13	38,912	39,429,916
3.50%, 05/31/13	5,282	5,411,303
4.25%, 08/15/13	107,000	111,109,873

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,615,731,492)		2,615,748,860

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[a,b]	6,539,414	6,539,414

		6,539,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,539,414)		6,539,414

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $2,622,270,906)		2,622,288,274
Other Assets, Less Liabilities — 0.02%		520,433

NET ASSETS — 100.00%		$2,622,808,707

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

August 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.60%
U.S. Treasury Notes
0.13%, 12/31/13	$112,296	$112,175,841
0.25%, 08/31/14	80,000	80,037,591
0.25%, 09/15/14	225,719	225,770,938
0.25%, 12/15/14	55,450	55,462,759
0.25%, 08/15/15	420,000	419,475,000
0.38%, 06/15/15	14,460	14,498,465
0.50%, 10/15/13	144,856	145,318,091
0.50%, 11/15/13	64,053	64,277,184
0.63%, 07/15/14	71,150	71,675,797
0.75%, 03/31/13	99,594	99,923,349
0.75%, 08/15/13	1,211	1,217,491
0.75%, 12/15/13	15,227	15,332,371
0.75%, 06/15/14	182,422	184,103,925
1.00%, 07/15/13	152,243	153,313,273
1.00%, 01/15/14	58,635	59,264,734
1.00%, 05/15/14	6,708	6,795,003
1.25%, 02/15/14	954,823	969,116,786
1.25%, 03/15/14	176,538	179,309,647
1.25%, 04/15/14	150,825	153,294,019
1.38%, 09/15/12	256	256,077
1.38%, 10/15/12	510	510,673
1.75%, 04/15/13	242,263	244,595,985
1.75%, 01/31/14	135,443	138,373,999
1.75%, 03/31/14	369,388	378,190,527
1.75%, 07/31/15	238,321	248,301,893
1.88%, 02/28/14	55,427	56,786,626
1.88%, 04/30/14	90,568	93,030,539
2.00%, 11/30/13	122,124	124,829,033
2.13%, 11/30/14	378,239	394,049,390
2.13%, 05/31/15	188,820	198,304,434
2.25%, 05/31/14	559,202	578,751,713
2.38%, 08/31/14	239,205	249,332,942
2.38%, 09/30/14	6,159	6,433,199
2.38%, 10/31/14	181,122	189,386,694
2.38%, 02/28/15	810,690	853,121,523
2.50%, 03/31/13	15,791	16,001,177
2.50%, 03/31/15	218,206	230,803,054
2.63%, 06/30/14	11,371	11,864,397

Security	Principal (000s) or Shares	Value

2.63%, 07/31/14	$199,406	$208,457,040
2.63%, 12/31/14	221,849	234,101,727
3.13%, 08/31/13	658	677,023
3.13%, 09/30/13	81,121	83,655,221
3.38%, 11/30/12	246	247,879
3.50%, 05/31/13	103,752	106,291,847
3.63%, 12/31/12	43,675	44,160,225
3.63%, 05/15/13	67,614	69,231,321
4.00%, 11/15/12	549	553,123
4.00%, 02/15/15	87,870	95,860,900
4.13%, 05/15/15	181,795	200,499,889
4.25%, 11/15/14	513,573	558,577,402
4.75%, 05/15/14	28,386	30,553,839
11.25%, 02/15/15	242,249	307,106,332

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,934,736,928)		8,963,259,907

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[a,b]	43,786,829	43,786,829

		43,786,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,786,829)		43,786,829

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $8,978,523,757)		9,007,046,736
Other Assets, Less Liabilities — (0.09)%		(7,858,339)

NET ASSETS — 100.00%		$8,999,188,397

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

August 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.43%
U.S. Treasury Notes
0.88%, 07/31/19	$85,434	$84,787,261
1.00%, 08/31/16	27,648	28,268,552
1.00%, 09/30/16	16,449	16,817,458
1.00%, 06/30/19	10,500	10,517,849
1.13%, 05/31/19	54,321	54,922,335
1.25%, 09/30/15	35,467	36,480,999
1.25%, 04/30/19[a]	84,731	86,435,789
1.38%, 09/30/18	36,806	38,012,866
1.38%, 11/30/18[a]	74,777	77,145,188
1.38%, 02/28/19[a]	4,781	4,923,425
1.50%, 06/30/16[a]	40,799	42,486,456
1.50%, 07/31/16[a]	59,321	61,797,658
1.50%, 08/31/18	50,079	52,109,203
1.50%, 03/31/19[a]	146,252	151,661,951
1.75%, 07/31/15[a]	65,417	68,156,771
1.75%, 05/31/16	4,907	5,152,855
1.75%, 10/31/18[a]	55,931	59,008,882
1.88%, 08/31/17	12,761	13,558,818
1.88%, 10/31/17[a]	57,210	60,798,789
2.00%, 01/31/16	33,773	35,661,121
2.13%, 05/31/15	23	24,155
2.13%, 02/29/16	47,176	50,076,594
2.25%, 03/31/16[a]	2,104	2,244,715
2.25%, 11/30/17	12,981	14,049,444
2.25%, 07/31/18	18,645	20,220,688
2.38%, 03/31/16	11,320	12,123,041
2.38%, 07/31/17[a]	95,055	103,239,236
2.38%, 05/31/18	47,207	51,504,981
2.38%, 06/30/18	13,430	14,656,697
2.50%, 06/30/17[a]	25,565	27,893,972
2.63%, 04/30/16[a]	85,563	92,540,662
2.63%, 01/31/18[a]	91,518	100,945,272
2.75%, 11/30/16	120,728	132,251,477
2.75%, 05/31/17[a]	150,527	165,960,530
2.75%, 12/31/17[a]	21,582	23,930,556
2.75%, 02/28/18[a]	21,514	23,893,768
2.88%, 03/31/18	51,982	58,123,786
3.00%, 02/28/17	22,962	25,494,481

Security	Principal (000s) or Shares	Value

3.13%, 10/31/16[a]	$124,580	$138,251,408
3.13%, 01/31/17[a]	4,612	5,137,814
3.13%, 04/30/17[a]	158,554	177,334,723
3.25%, 06/30/16	51,570	57,144,196
3.25%, 07/31/16	67,835	75,299,562
3.25%, 12/31/16[a]	36,653	40,982,823
3.25%, 03/31/17	18,404	20,667,509
3.50%, 02/15/18[a]	48,915	56,249,806
4.00%, 02/15/15	581	633,836
4.25%, 08/15/15[a]	47,556	53,058,229
4.50%, 11/15/15	22,030	24,942,146
4.50%, 02/15/16[a]	23,366	26,688,410
4.50%, 05/15/17[a]	50,958	60,273,118
4.63%, 11/15/16	26,947	31,594,819
4.63%, 02/15/17	56,500	66,733,840
4.75%, 08/15/17[a]	33,491	40,267,235
5.13%, 05/15/16[a]	39,616	46,496,110
7.25%, 05/15/16	64,993	81,334,833
7.50%, 11/15/16	13,628	17,606,013

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,900,442,606)		2,928,574,711

SHORT-TERM INVESTMENTS — 36.61%

MONEY MARKET FUNDS — 36.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[b,c,d]	980,141,663	980,141,663
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	87,742,012	87,742,012
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	10,271,490	10,271,490

		1,078,155,165

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,078,155,165)		1,078,155,165

TOTAL INVESTMENTS IN SECURITIES — 136.04%
(Cost: $3,978,597,771)		4,006,729,876

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

August 31, 2012

Security	Principal (000s)	Value

SHORT POSITIONS[e] — (0.01)%
U.S. GOVERNMENT OBLIGATIONS — (0.01)%
U.S. Treasury Notes
1.88%, 06/30/15	$(78)	$(81,494)
2.50%, 04/30/15	(67)	(70,965)
4.13%, 05/15/15	(91)	(100,288)

		(252,747)

TOTAL SHORT POSITIONS
(Proceeds: $252,747)		(252,747)
Other Assets, Less Liabilities — (36.03)%		(1,061,154,000)

NET ASSETS — 100.00%		$2,945,323,129

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	See Note 1.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.43%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$70,920	$71,324,244
1.75%, 05/15/22[a]	392,212	400,126,320
2.00%, 11/15/21[a]	458,004	480,244,373
2.00%, 02/15/22[a]	209,652	219,270,828
2.13%, 08/15/21[a]	589,394	626,207,715
2.63%, 08/15/20[a]	537,676	596,234,731
2.63%, 11/15/20[a]	85,029	94,209,172
3.13%, 05/15/19	93,566	106,968,734
3.13%, 05/15/21[a]	344,865	396,114,928
3.38%, 11/15/19	50,780	59,086,946
3.50%, 05/15/20	277,815	326,466,201
3.63%, 08/15/19	73,512	86,681,820
3.63%, 02/15/20[a]	313,573	370,874,956
3.63%, 02/15/21[a]	367,677	437,053,390
7.88%, 02/15/21	17,815	27,328,339
8.00%, 11/15/21[a]	21,567	33,979,746
8.13%, 08/15/19[a]	14,827	22,009,793
8.13%, 05/15/21	19,914	31,158,014
8.13%, 08/15/21[a]	25,233	39,761,532
8.50%, 02/15/20	3,961	6,082,640
8.75%, 05/15/20[a]	14,232	22,298,540
8.75%, 08/15/20[a]	24,076	38,035,995

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,312,902,929)		4,491,518,957

SHORT-TERM INVESTMENTS — 39.59%

MONEY MARKET FUNDS — 39.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[b,c,d]	1,583,284,550	1,583,284,550
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	141,735,196	141,735,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	63,179,550	63,179,550

		1,788,199,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,788,199,296)		1,788,199,296

Value

TOTAL INVESTMENTS IN SECURITIES — 139.02%
(Cost: $6,101,102,225)	$6,279,718,253
Other Assets, Less Liabilities — (39.02)%	(1,762,471,127)

NET ASSETS — 100.00%	$4,517,247,126

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.31%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$27,984	$39,809,762
5.25%, 02/15/29[a]	27,247	38,852,443
5.38%, 02/15/31[a]	45,125	66,482,829
5.50%, 08/15/28	23,382	34,008,772
6.00%, 02/15/26	29,689	43,954,120
6.13%, 11/15/27	47,945	73,197,961
6.13%, 08/15/29[a]	17,770	27,724,931
6.25%, 08/15/23	48,779	71,386,067
6.25%, 05/15/30[a]	31,560	50,305,701
6.38%, 08/15/27[a]	17,283	26,889,704
6.50%, 11/15/26[a]	19,041	29,648,689
6.63%, 02/15/27[a]	16,693	26,340,905
6.75%, 08/15/26[a]	13,151	20,828,662
6.88%, 08/15/25[a]	20,253	31,917,468
7.13%, 02/15/23[a]	22,864	35,171,696
7.25%, 08/15/22[a]	4,533	6,961,436
7.50%, 11/15/24	19,253	31,363,434
7.63%, 11/15/22[a]	12,241	19,342,213
7.63%, 02/15/25[a]	15,605	25,747,487

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $678,403,525)		699,934,280

SHORT-TERM INVESTMENTS — 28.51%

MONEY MARKET FUNDS — 28.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[b,c,d]	175,269,173	175,269,173
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	15,690,048	15,690,048
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	9,969,268	9,969,268

		200,928,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,928,489)		200,928,489

Value

TOTAL INVESTMENTS IN SECURITIES — 127.82%
(Cost: $879,332,014)	$900,862,769
Other Assets, Less Liabilities — (27.82)%	(196,098,212)

NET ASSETS — 100.00%	$704,764,557

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.24%
U.S. Treasury Bonds
2.75%, 08/15/42	$18,000	$18,243,359
3.00%, 05/15/42[a]	134,285	143,426,587
3.13%, 11/15/41[a]	172,738	189,321,173
3.13%, 02/15/42	121,100	132,583,697
3.50%, 02/15/39	122,398	144,312,128
3.75%, 08/15/41[a]	216,710	266,252,459
3.88%, 08/15/40[a]	215,312	270,167,393
4.25%, 05/15/39	140,135	186,348,450
4.25%, 11/15/40[a]	212,548	283,343,352
4.38%, 02/15/38[a]	48,665	65,657,574
4.38%, 11/15/39[a]	191,819	260,108,750
4.38%, 05/15/40	204,230	277,244,825
4.38%, 05/15/41	216,004	293,783,120
4.50%, 02/15/36[a]	44	60,595
4.50%, 05/15/38[a]	88,193	121,301,809
4.50%, 08/15/39[a]	142,712	197,085,419
4.63%, 02/15/40[a]	202,679	285,379,719
4.75%, 02/15/37[a]	158	224,314
4.75%, 02/15/41[a]	192,306	276,586,467
5.00%, 05/15/37[a]	148	217,004

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,375,088,448)		3,411,648,194

SHORT-TERM INVESTMENTS — 42.12%

MONEY MARKET FUNDS — 42.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[b,c,d]	1,304,617,305	1,304,617,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	116,788,982	116,788,982
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	26,798,462	26,798,462

		1,448,204,749

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,448,204,749)		1,448,204,749

Value

TOTAL INVESTMENTS IN SECURITIES — 141.36%
(Cost: $4,823,293,197)	$4,859,852,943
Other Assets, Less Liabilities — (41.36)%	(1,422,006,887)

NET ASSETS — 100.00%	$3,437,846,056

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2012

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,615,731,492	$8,934,736,928	$2,900,442,606
Affiliated (Note 2)	6,539,414	43,786,829	1,078,155,165

Total cost of investments	$2,622,270,906	$8,978,523,757	$3,978,597,771

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,615,748,860	$8,963,259,907	$2,928,574,711
Affiliated (Note 2)	6,539,414	43,786,829	1,078,155,165

Total fair value of investments	2,622,288,274	9,007,046,736	4,006,729,876
Cash	—	—	296,979
Receivables:
Investment securities sold	487,242,541	246,549,877	76,100,339
Interest	5,962,868	35,389,356	15,806,994
Capital shares sold	30,442	211,249,999	—

Total Assets	3,115,524,125	9,500,235,968	4,098,934,188

LIABILITIES
Short positions, at value[b]	—	—	252,747
Payables:
Investment securities purchased	492,408,401	499,654,135	84,367,171
Collateral for securities on loan (Note 5)	—	—	1,067,883,675
Capital shares redeemed	—	248,103	737,329
Interest on securities sold short	—	—	1,983
Investment advisory fees (Note 2)	307,017	1,145,333	368,154

Total Liabilities	492,715,418	501,047,571	1,153,611,059

NET ASSETS	$2,622,808,707	$8,999,188,397	$2,945,323,129

Net assets consist of:
Paid-in capital	$2,623,319,603	$8,949,281,336	$2,863,654,005
Undistributed (distributions in excess of) net investment income	(366,710)	2,549,010	1,583,809
Undistributed net realized gain (accumulated net realized loss)	(161,554)	18,835,072	51,953,210
Net unrealized appreciation	17,368	28,522,979	28,132,105

NET ASSETS	$2,622,808,707	$8,999,188,397	$2,945,323,129

Shares outstanding [c]	23,800,000	106,500,000	23,800,000

Net asset value per share	$110.20	$84.50	$123.75

[a]	Securities on loan with values of $ —, $ — and $1,047,244,556, respectively. See Note 5.
[b]	Proceeds: $ —, $ — and $252,747, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2012

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,312,902,929	$678,403,525	$3,375,088,448
Affiliated (Note 2)	1,788,199,296	200,928,489	1,448,204,749

Total cost of investments	$6,101,102,225	$879,332,014	$4,823,293,197

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,491,518,957	$699,934,280	$3,411,648,194
Affiliated (Note 2)	1,788,199,296	200,928,489	1,448,204,749

Total fair value of investments	6,279,718,253	900,862,769	4,859,852,943
Receivables:
Investment securities sold	122,507,241	27,611,578	—
Interest	17,394,054	3,837,622	18,813,231
Capital shares sold	—	—	101,993

Total Assets	6,419,619,548	932,311,969	4,878,768,167

LIABILITIES
Payables:
Investment securities purchased	176,442,157	36,503,851	18,237,912
Collateral for securities on loan (Note 5)	1,725,019,746	190,959,221	1,421,406,287
Capital shares redeemed	321,439	—	805,476
Investment advisory fees (Note 2)	589,080	84,340	472,436

Total Liabilities	1,902,372,422	227,547,412	1,440,922,111

NET ASSETS	$4,517,247,126	$704,764,557	$3,437,846,056

Net assets consist of:
Paid-in capital	$4,197,140,142	$665,653,103	$3,255,085,484
Undistributed net investment income	6,295,288	1,060,400	7,194,752
Undistributed net realized gain	135,195,668	16,520,299	139,006,074
Net unrealized appreciation	178,616,028	21,530,755	36,559,746

NET ASSETS	$4,517,247,126	$704,764,557	$3,437,846,056

Shares outstanding [b]	41,500,000	5,100,000	27,000,000

Net asset value per share	$108.85	$138.19	$127.33

[a]	Securities on loan with values of $1,692,273,235, $188,258,443 and $1,396,771,154, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2012

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$1,579,940	$27,731,921	$14,052,036
Interest — affiliated (Note 2)	1,533	3,264	2,019
Securities lending income — affiliated (Note 2)	—	—	476,535

Total investment income	1,581,473	27,735,185	14,530,590

EXPENSES
Investment advisory fees (Note 2)	1,799,685	7,792,278	2,012,090

Total expenses	1,799,685	7,792,278	2,012,090
Less investment advisory fees waived (Note 2)	(187,500)	—	—

Net expenses	1,612,185	7,792,278	2,012,090

Net investment income (loss)	(30,712)	19,942,907	12,518,500

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	35,601	205,976	1,498,469
In-kind redemptions — unaffiliated	7,014	19,230,080	52,172,182

Net realized gain	42,615	19,436,056	53,670,651

Net change in unrealized appreciation/depreciation	395,533	(7,900,475)	(12,089,555)

Net realized and unrealized gain	438,148	11,535,581	41,581,096

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$407,436	$31,478,488	$54,099,596

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2012

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$47,161,882	$6,268,565	$48,391,407
Interest — affiliated (Note 2)	6,559	486	2,362
Securities lending income — affiliated (Note 2)	848,724	87,410	493,697

Total investment income	48,017,165	6,356,461	48,887,466

EXPENSES
Investment advisory fees (Note 2)	3,636,122	399,136	2,584,705

Total expenses	3,636,122	399,136	2,584,705

Net investment income	44,381,043	5,957,325	46,302,761

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,693,355	503,419	2,716,726
In-kind redemptions — unaffiliated	143,014,507	16,721,577	159,855,186

Net realized gain	148,707,862	17,224,996	162,571,912

Net change in unrealized appreciation/depreciation	13,359,928	6,124,170	70,041,363

Net realized and unrealized gain	162,067,790	23,349,166	232,613,275

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$206,448,833	$29,306,491	$278,916,036

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(30,712)	$1,977,919	$19,942,907	$65,834,740
Net realized gain	42,615	1,212,670	19,436,056	60,420,394
Net change in unrealized appreciation/depreciation	395,533	(1,023,056)	(7,900,475)	(18,190,040)

Net increase in net assets resulting from operations	407,436	2,167,533	31,478,488	108,065,094

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,919)	(2,644,620)	(21,465,587)	(67,602,412)

Total distributions to shareholders	(10,919)	(2,644,620)	(21,465,587)	(67,602,412)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	595,098,937	2,237,729,542	2,237,417,254	9,180,805,919
Cost of shares redeemed	(407,737,635)	(3,946,181,303)	(3,899,969,071)	(6,517,725,648)

Net increase (decrease) in net assets from capital share transactions	187,361,302	(1,708,451,761)	(1,662,551,817)	2,663,080,271

INCREASE (DECREASE) IN NET ASSETS	187,757,819	(1,708,928,848)	(1,652,538,916)	2,703,542,953

NET ASSETS
Beginning of period	2,435,050,888	4,143,979,736	10,651,727,313	7,948,184,360

End of period	$2,622,808,707	$2,435,050,888	$8,999,188,397	$10,651,727,313

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(366,710)	$(325,079)	$2,549,010	$4,071,690

SHARES ISSUED AND REDEEMED
Shares sold	5,400,000	20,300,000	26,500,000	108,700,000
Shares redeemed	(3,700,000)	(35,800,000)	(46,200,000)	(77,200,000)

Net increase (decrease) in shares outstanding	1,700,000	(15,500,000)	(19,700,000)	31,500,000

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,518,500	$31,041,465	$44,381,043	$96,614,169
Net realized gain	53,670,651	69,558,794	148,707,862	236,483,046
Net change in unrealized appreciation/depreciation	(12,089,555)	33,899,586	13,359,928	160,404,027

Net increase in net assets resulting from operations	54,099,596	134,499,845	206,448,833	493,501,242

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,082,134)	(30,853,523)	(45,332,341)	(96,301,838)

Total distributions to shareholders	(13,082,134)	(30,853,523)	(45,332,341)	(96,301,838)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,299,437,049	1,984,775,067	1,457,485,548	4,255,888,169
Cost of shares redeemed	(1,650,896,462)	(1,105,231,689)	(1,738,766,670)	(2,789,999,924)

Net increase (decrease) in net assets from capital share transactions	648,540,587	879,543,378	(281,281,122)	1,465,888,245

INCREASE (DECREASE) IN NET ASSETS	689,558,049	983,189,700	(120,164,630)	1,863,087,649

NET ASSETS
Beginning of period	2,255,765,080	1,272,575,380	4,637,411,756	2,774,324,107

End of period	$2,945,323,129	$2,255,765,080	$4,517,247,126	$4,637,411,756

Undistributed net investment income included in net assets at end of period	$1,583,809	$2,147,443	$6,295,288	$7,246,586

SHARES ISSUED AND REDEEMED
Shares sold	18,700,000	16,500,000	13,600,000	42,000,000
Shares redeemed	(13,400,000)	(9,100,000)	(16,200,000)	(27,600,000)

Net increase (decrease) in shares outstanding	5,300,000	7,400,000	(2,600,000)	14,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,957,325	$9,660,030	$46,302,761	$107,402,483
Net realized gain	17,224,996	16,009,727	162,571,912	467,414,891
Net change in unrealized appreciation/depreciation	6,124,170	23,832,974	70,041,363	234,511,252

Net increase in net assets resulting from operations	29,306,491	49,502,731	278,916,036	809,328,626

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,947,996)	(9,176,180)	(46,022,957)	(109,140,945)

Total distributions to shareholders	(5,947,996)	(9,176,180)	(46,022,957)	(109,140,945)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	342,323,928	434,022,673	6,910,020,398	10,598,540,638
Cost of shares redeemed	(174,044,081)	(152,117,288)	(6,743,332,895)	(10,941,462,077)

Net increase (decrease) in net assets from capital share transactions	168,279,847	281,905,385	166,687,503	(342,921,439)

INCREASE IN NET ASSETS	191,638,342	322,231,936	399,580,582	357,266,242

NET ASSETS
Beginning of period	513,126,215	190,894,279	3,038,265,474	2,680,999,232

End of period	$704,764,557	$513,126,215	$3,437,846,056	$3,038,265,474

Undistributed net investment income included in net assets at end of period	$1,060,400	$1,051,071	$7,194,752	$6,914,948

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	3,400,000	57,400,000	100,800,000
Shares redeemed	(1,300,000)	(1,200,000)	(56,200,000)	(104,000,000)

Net increase (decrease) in shares outstanding	1,200,000	2,200,000	1,200,000	(3,200,000)

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$110.18	$110.21	$110.18	$110.20	$110.25	$109.03

Income from investment operations:
Net investment income (loss)[a]	(0.00)[b]	0.06	0.10	0.28	1.82	4.67
Net realized and unrealized gain (loss)[c]	0.02	(0.02)	0.02	0.05	0.16	0.96

Total from investment operations	0.02	0.04	0.12	0.33	1.98	5.63

Less distributions from:
Net investment income	(0.00)[b]	(0.07)	(0.09)	(0.35)	(2.02)	(4.39)
Net realized gain	—	—	—	(0.00)[b]	(0.01)	(0.02)

Total distributions	(0.00)[b]	(0.07)	(0.09)	(0.35)	(2.03)	(4.41)

Net asset value, end of period	$110.20	$110.18	$110.21	$110.18	$110.20	$110.25

Total return	0.02%[d]	0.04%	0.16%	0.27%	1.81%	5.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,622,809	$2,435,051	$4,143,980	$1,928,140	$1,542,806	$749,727
Ratio of expenses to average net assets[e]	0.13%	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	n/a	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets[b,e]	(0.00)%	0.05%	0.09%	0.25%	1.65%	4.26%
Portfolio turnover rate[f]	96%	316%	172%	185%	219%	176%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01 or 0.01%, as applicable.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
f	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$84.40	$83.93	$83.65	$83.99	$84.13	$80.38

Income from investment operations:
Net investment income[a]	0.16	0.61	0.84	1.24	2.54	3.60
Net realized and unrealized gain[b]	0.11	0.51	0.29	0.36	0.12	3.58

Total from investment operations	0.27	1.12	1.13	1.60	2.66	7.18

Less distributions from:
Net investment income	(0.17)	(0.65)	(0.85)	(1.34)	(2.80)	(3.43)
Net realized gain	—	—	—	(0.60)	—	—

Total distributions	(0.17)	(0.65)	(0.85)	(1.94)	(2.80)	(3.43)

Net asset value, end of period	$84.50	$84.40	$83.93	$83.65	$83.99	$84.13

Total return	0.32%[c]	1.34%	1.35%	1.94%	3.22%	9.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,999,188	$10,651,727	$7,948,184	$8,348,484	$7,323,761	$9,901,733
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.38%	0.72%	1.00%	1.48%	3.05%	4.43%
Portfolio turnover rate[e]	47%	72%	85%	62%	37%	76%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$121.93	$114.65	$112.36	$112.99	$109.90	$101.03

Income from investment operations:
Net investment income[a]	0.58	1.89	2.41	2.60	3.29	4.21
Net realized and unrealized gain[b]	1.87	7.37	2.29	0.19	3.02	8.95

Total from investment operations	2.45	9.26	4.70	2.79	6.31	13.16

Less distributions from:
Net investment income	(0.63)	(1.98)	(2.41)	(2.61)	(3.22)	(4.29)
Net realized gain	—	—	—	(0.81)	—	—

Total distributions	(0.63)	(1.98)	(2.41)	(3.42)	(3.22)	(4.29)

Net asset value, end of period	$123.75	$121.93	$114.65	$112.36	$112.99	$109.90

Total return	2.01%[c]	8.14%	4.23%	2.52%	5.84%	13.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,945,323	$2,255,765	$1,272,575	$910,092	$847,401	$450,588
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.93%	1.57%	2.09%	2.33%	2.98%	4.04%
Portfolio turnover rate[e]	23%	38%	89%	89%	55%	41%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$105.16	$93.41	$90.88	$93.63	$90.66	$83.49

Income from investment operations:
Net investment income[a]	0.98	2.57	2.90	3.09	3.57	3.82
Net realized and unrealized gain (loss)[b]	3.72	11.83	2.60	(2.30)	3.04	7.06

Total from investment operations	4.70	14.40	5.50	0.79	6.61	10.88

Less distributions from:
Net investment income	(1.01)	(2.65)	(2.97)	(3.03)	(3.64)	(3.71)
Net realized gain	—	—	—	(0.51)	—	—

Total distributions	(1.01)	(2.65)	(2.97)	(3.54)	(3.64)	(3.71)

Net asset value, end of period	$108.85	$105.16	$93.41	$90.88	$93.63	$90.66

Total return	4.49%[c]	15.62%	6.12%	0.87%	7.46%	13.51%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,517,247	$4,637,412	$2,774,324	$2,717,303	$2,612,147	$2,728,892
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.83%	2.55%	3.06%	3.37%	3.93%	4.53%
Portfolio turnover rate[e]	30%	65%	108%	157%	38%	40%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$131.57	$112.29	$109.52	$111.68	$108.18	$101.92

Income from investment operations:
Net investment income[a]	1.52	3.61	4.08	4.21	4.56	4.68
Net realized and unrealized gain (loss)[b]	6.65	19.32	2.74	(2.25)	3.33	6.29

Total from investment operations	8.17	22.93	6.82	1.96	7.89	10.97

Less distributions from:
Net investment income	(1.55)	(3.65)	(4.05)	(4.12)	(4.39)	(4.71)

Total distributions	(1.55)	(3.65)	(4.05)	(4.12)	(4.39)	(4.71)

Net asset value, end of period	$138.19	$131.57	$112.29	$109.52	$111.68	$108.18

Total return	6.26%[c]	20.73%	6.27%	1.76%	7.48%	11.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$704,765	$513,126	$190,894	$262,850	$167,526	$119,003
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.24%	2.87%	3.54%	3.83%	4.17%	4.53%
Portfolio turnover rate[e]	6%	18%	56%	55%	22%	22%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$117.76	$92.45	$92.04	$101.55	$94.33	$90.22

Income from investment operations:
Net investment income[a]	1.65	3.71	3.80	3.69	4.08	4.17
Net realized and unrealized gain (loss)[b]	9.56	25.57	0.53	(9.52)	7.27	4.10

Total from investment operations	11.21	29.28	4.33	(5.83)	11.35	8.27

Less distributions from:
Net investment income	(1.64)	(3.97)	(3.92)	(3.68)	(4.13)	(4.16)

Total distributions	(1.64)	(3.97)	(3.92)	(3.68)	(4.13)	(4.16)

Net asset value, end of period	$127.33	$117.76	$92.45	$92.04	$101.55	$94.33

Total return	9.60%[c]	32.32%	4.64%	(5.85)%	12.30%	9.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,437,846	$3,038,265	$2,680,999	$2,383,877	$1,584,150	$1,707,364
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.69%	3.50%	3.93%	3.90%	4.18%	4.69%
Portfolio turnover rate[e]	9%	26%	48%	65%	41%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Short Treasury	Diversified
Barclays 1-3 Year Treasury	Diversified
Barclays 3-7 Year Treasury	Diversified
Barclays 7-10 Year Treasury	Diversified
Barclays 10-20 Year Treasury	Diversified
Barclays 20+ Year Treasury	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments,

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays Short Treasury
Assets:
U.S. Government Obligations	$—	$2,615,748,860	$—	$2,615,748,860
Short-Term Investments	6,539,414	—	—	6,539,414

	$6,539,414	$2,615,748,860	$—	$2,622,288,274

Barclays 1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$8,963,259,907	$—	$8,963,259,907
Short-Term Investments	43,786,829	—	—	43,786,829

	$43,786,829	$8,963,259,907	$—	$9,007,046,736

Barclays 3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$2,928,574,711	$—	$2,928,574,711
Short-Term Investments	1,078,155,165	—	—	1,078,155,165

Liabilities:
Short Positions	—	(252,747)	—	(252,747)

	$1,078,155,165	$2,928,321,964	$—	$4,006,477,129

Barclays 7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$4,491,518,957	$—	$4,491,518,957
Short-Term Investments	1,788,199,296	—	—	1,788,199,296

	$1,788,199,296	$4,491,518,957	$—	$6,279,718,253

Barclays 10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$699,934,280	$—	$699,934,280
Short-Term Investments	200,928,489	—	—	200,928,489

	$200,928,489	$699,934,280	$—	$900,862,769

Barclays 20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,411,648,194	$—	$3,411,648,194
Short-Term Investments	1,448,204,749	—	—	1,448,204,749

	$1,448,204,749	$3,411,648,194	$—	$4,859,852,943

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

SHORT POSITIONS

From time to time, the Funds may experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. The obligation to deliver the interest on the securities sold short is also recorded as a liability. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon purchase of the securities related to the short positions (generally the next business day), the Funds record a realized gain (loss). Details of the short positions, if any, are included in the Funds’ respective Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

BFA has voluntarily waived a portion of its investment advisory fee for the iShares Barclays Short Treasury Bond Fund in the amount of $187,500.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 3-7 Year Treasury	$256,596
Barclays 7-10 Year Treasury	457,005
Barclays 10-20 Year Treasury	47,067
Barclays 20+ Year Treasury	265,837

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2012 were as follows:

	U.S. Government Obligations
iShares Bond Fund	Purchases	Sales
Barclays Short Treasury	$2,296,766,509	$2,290,469,067
Barclays 1-3 Year Treasury	5,212,529,126	4,813,157,954
Barclays 3-7 Year Treasury	979,431,810	591,239,922
Barclays 7-10 Year Treasury	1,583,536,574	1,424,444,771
Barclays 10-20 Year Treasury	38,661,627	31,653,292
Barclays 20+ Year Treasury	313,643,079	307,175,958

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$592,112,621	$402,449,767
Barclays 1-3 Year Treasury	1,856,604,569	3,845,634,788
Barclays 3-7 Year Treasury	1,908,486,711	1,632,882,205
Barclays 7-10 Year Treasury	1,299,118,937	1,720,437,283
Barclays 10-20 Year Treasury	337,259,921	172,157,383
Barclays 20+ Year Treasury	6,836,795,001	6,671,834,100

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2012, certain Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Barclays 3-7 Year Treasury	$1,121,425	$—	$—	$—	$—	$—	$76,817	$1,198,242
Barclays 7-10 Year Treasury	5,988,776	—	—	—	—	—	3,967,194	9,955,970
Barclays 10-20 Year Treasury	398,024	—	—	—	—	169,147	55,582	622,753
Barclays 20+ Treasury	—	1,105,659	4,724,131	3,444,435	1,159,235	9,146,794	—	19,580,254

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Short Treasury	$2,622,268,702	$170,103	$(150,531)	$19,572
Barclays 1-3 Year Treasury	8,978,960,984	28,651,496	(565,744)	28,085,752
Barclays 3-7 Year Treasury	3,979,119,433	28,138,444	(528,001)	27,610,443
Barclays 7-10 Year Treasury	6,104,657,488	178,616,028	(3,555,263)	175,060,765
Barclays 10-20 Year Treasury	879,413,842	21,530,755	(81,828)	21,448,927
Barclays 20+ Year Treasury	4,827,279,159	38,860,628	(6,286,844)	32,573,784

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, and iShares Barclays 20+ Year Treasury Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Barclays 1-3 Year Treasury	$0.17284	$—	$0.00026	$0.17310	100%	—%	0%[a]		100%
Barclays 3-7 Year Treasury	0.62562	—	0.00187	0.62749	100	—	0	[a]	100
Barclays 7-10 Year Treasury	1.00446	—	0.00377	1.00823	100	—	0	[a]	100
Barclays 10-20 Year Treasury	1.53424	—	0.01788	1.55212	99	—	1		100
Barclays 20+ Year Treasury	1.62033	—	0.02394	1.64427	99	—	1		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	43

Notes:

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-21-0812

August 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Barclays 1-3 Year Credit Bond Fund  |  CSJ  |  NYSE Arca

iShares Barclays Intermediate Credit Bond Fund  |  CIU  |  NYSE Arca

iShares Barclays Credit Bond Fund  |  CFT  |  NYSE Arca

iShares 10+ Year Credit Bond Fund  |  CLY  |  NYSE Arca

Fund Performance Overviews

iSHARES® CREDIT BOND FUNDS

Performance as of August 31, 2012

	Average Annual Total Returns
	Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	2.42%	2.51%	2.84%	4.10%	4.04%	4.59%	4.14%	4.15%	4.62%
Barclays Intermediate Credit	6.42%	6.18%	6.67%	6.77%	6.67%	6.96%	6.32%	6.35%	6.56%
Barclays Credit	9.42%	9.37%	9.70%	7.70%	7.60%	7.94%	7.01%	7.06%	7.28%
10+ Year Credit	18.02%	16.93%	17.70%	n/a	n/a	n/a	13.34%	13.64%	13.91%

	Cumulative Total Returns
	Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	2.42%	2.51%	2.84%	22.23%	21.91%	25.18%	25.80%	25.87%	29.09%
Barclays Intermediate Credit	6.42%	6.18%	6.67%	38.73%	38.10%	40.02%	41.40%	41.63%	43.25%
Barclays Credit	9.42%	9.37%	9.70%	44.90%	44.20%	46.51%	46.68%	47.06%	48.80%
10+ Year Credit	18.02%	16.93%	17.70%	n/a	n/a	n/a	40.80%	41.82%	42.66%

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 1/5/07, 1/5/07 and 12/8/09, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 1/11/07, 1/11/07 and 12/9/09, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® CREDIT BOND FUNDS

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar- denominated and have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 1.23%, net of fees, while the total return for the Index was 1.48%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets
Financial	39.16%
Consumer Non-Cyclical	10.82
Multi-National	9.42
Communications	7.76
Foreign Agency Obligations	6.10
Energy	5.26
Utilities	3.59
Foreign Government Obligations	3.54
Technology	3.48
Basic Materials	2.85
Industrial	2.74
Consumer Cyclical	2.57
U.S. Government Obligations	0.63
Municipal Debt Obligations	0.29
Diversified	0.22
Short-Term and Other Net Assets	1.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

European Investment Bank, 1.50%, 05/15/14	0.89%
International Bank for Reconstruction and Development, 2.38%, 05/26/15	0.82
International Bank for Reconstruction and Development, 1.13%, 08/25/14	0.78
KfW, 2.75%, 10/21/14	0.68
Asian Development Bank, 0.88%, 06/10/14	0.65
U.S. Treasury Notes, 0.25%, 08/15/15	0.63
Ontario (Province of), 4.10%, 06/16/14	0.63
KfW, 3.50%, 03/10/14	0.61
European Investment Bank, 3.00%, 04/08/14	0.61
Citigroup Inc., 5.00%, 09/15/14	0.60

TOTAL	6.90%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® CREDIT BOND FUNDS

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 3.39%, net of fees, while the total return for the Index was 3.56%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets
Financial	35.09%
Consumer Non-Cyclical	12.14
Communications	8.10
Energy	7.87
Multi-National	5.71
Industrial	5.11
Foreign Agency Obligations	4.98
Utilities	4.72
Basic Materials	4.44
Foreign Government Obligations	3.67
Consumer Cyclical	3.26
Technology	2.93
Municipal Debt Obligations	0.39
Diversified	0.05
Short-Term and Other Net Assets	1.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

European Investment Bank, 1.50%, 05/15/14	0.34%
European Investment Bank, 1.25%, 02/14/14	0.33
European Investment Bank, 4.63%, 05/15/14	0.32
Asian Development Bank, 2.50%, 03/15/16	0.25
KfW, 1.25%, 10/05/16	0.25
Inter-American Development Bank, 2.25%, 07/15/15	0.25
KfW, 1.25%, 02/15/17	0.24
Ontario (Province of), 2.30%, 05/10/16	0.24
International Bank for Reconstruction and Development, 2.38%, 05/26/15	0.23
European Investment Bank, 2.75%, 03/23/15	0.23

TOTAL	2.68%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® CREDIT BOND FUNDS

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 4.46%, net of fees, while the total return for the Index was 4.63%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets
Financial	29.16%
Consumer Non-Cyclical	12.17
Communications	10.06
Energy	9.14
Utilities	6.07
Industrial	5.12
Foreign Government Obligations	4.50
Basic Materials	4.36
Multi-National	4.23
Consumer Cyclical	3.76
Municipal Debt Obligations	3.44
Foreign Agency Obligations	3.91
Technology	2.65
Short-Term and Other Net Assets	1.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

KfW, 1.00%, 01/12/15	0.40%
European Investment Bank, 1.13%, 04/15/15	0.31
International Bank for Reconstruction and Development, 0.88%, 04/17/17	0.31
J.P. Morgan Chase & Co., 3.45%, 03/01/16	0.30
Ontario (Province of), 1.60%, 09/21/16	0.25
General Electric Capital Corp., 5.88%, 01/14/38	0.24
Brazil (Federative Republic of), 7.13%, 01/20/37	0.23
Comcast Corp., 6.95%, 08/15/37	0.21
Goldman Sachs Group Inc. (The), 5.25%, 07/27/21	0.21
Citigroup Inc., 4.45%, 01/10/17	0.21

TOTAL	2.67%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® CREDIT BOND FUNDS

The iShares 10+ Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment grade U.S. corporate and U.S. dollar-denominated debt issued publicly by non-U.S. corporations, banks or governments. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 7.38%, net of fees, while the total return for the Index was 8.07%.

PORTFOLIO ALLOCATION As of 8/31/12

Sector/Investment Type	Percentage of Net Assets

Financial	16.23%
Communications	14.28
Consumer Non-Cyclical	12.98
Energy	12.12
Utilities	11.16
Foreign Government Obligations	10.40
Industrial	6.05
Consumer Cyclical	5.32
Basic Materials	4.33
Foreign Agency Obligations	2.27
Technology	1.76
Multi-National	0.24
Diversified	0.10
Short-Term and Other Net Assets	2.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

Russian Federation (The), 7.50%, 03/31/30	1.86%
General Electric Capital Corp., 6.75%, 03/15/32	0.76
United Mexican States, 6.75%, 09/27/34	0.68
Verizon Communications Inc., 7.75%, 12/01/30	0.67
Brazil (Federative Republic of), 8.25%, 01/20/34	0.63
Time Warner Inc., 7.63%, 04/15/31	0.61
Wachovia Bank N.A./Wells Fargo & Co., 6.60%, 01/15/38	0.61
Quebec (Province of), 7.50%, 09/15/29	0.56
ConocoPhillips Holding Co., 6.95%, 04/15/29	0.52
Pfizer Inc., 7.20%, 03/15/39	0.51

TOTAL	7.41%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays 1-3 Year Credit
Actual	$1,000.00	$1,012.30	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Intermediate Credit
Actual	1,000.00	1,033.90	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Credit
Actual	1,000.00	1,044.60	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
10+ Year Credit
Actual	1,000.00	1,073.80	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 87.87%

ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14[a]	$1,000	$1,080,000
WPP Finance UK
5.88%, 06/15/14	3,290	3,538,398
8.00%, 09/15/14	10,578	11,913,158

		16,531,556
AEROSPACE & DEFENSE — 0.93%
Boeing Co. (The)
3.50%, 02/15/15	14,410	15,411,541
5.00%, 03/15/14	8,500	9,088,824
General Dynamics Corp.
1.38%, 01/15/15	1,000	1,015,223
5.25%, 02/01/14	17,350	18,492,312
Raytheon Co.
1.40%, 12/15/14[a]	9,650	9,819,351
United Technologies Corp.
1.20%, 06/01/15	9,150	9,301,375
4.88%, 05/01/15	22,650	25,180,411

		88,309,037
AGRICULTURE — 0.54%
Altria Group Inc.
8.50%, 11/10/13	24,590	26,837,982
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	6,200	6,535,221
Philip Morris International Inc.
6.88%, 03/17/14	16,500	18,095,600

		51,468,803
AIRLINES — 0.00%
Southwest Airlines Co.
5.25%, 10/01/14	120	128,486

		128,486
AUTO MANUFACTURERS — 0.35%
Daimler Finance North America LLC
6.50%, 11/15/13	29,015	31,021,680

Security	Principal (000s)	Value

PACCAR Inc.
6.88%, 02/15/14	$2,120	$2,305,134

		33,326,814
AUTO PARTS & EQUIPMENT — 0.14%
Johnson Controls Inc.
1.75%, 03/01/14	13,150	13,301,104

		13,301,104
BANKS — 26.96%
Abbey National Treasury Services PLC
2.88%, 04/25/14	3,000	2,999,867
3.88%, 11/10/14[b]	6,000	6,042,000
Banco Bradesco SA (Cayman Islands)
8.75%, 04/24/15	120	128,123
Bank of America Corp.
4.50%, 04/01/15	35,750	37,856,509
4.75%, 08/15/13	3,770	3,873,903
4.75%, 08/01/15	11,000	11,790,449
5.13%, 11/15/14[a]	12,000	12,811,132
5.38%, 06/15/14[a]	200	212,247
7.38%, 05/15/14[a]	41,778	45,540,512
Bank of Montreal
1.75%, 04/29/14[a]	14,125	14,410,423
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	14,930	15,144,581
1.50%, 01/31/14	5,370	5,443,683
1.70%, 11/24/14 (Call 10/25/14)[a]	10,500	10,751,700
4.30%, 05/15/14	24,760	26,387,982
4.75%, 12/15/14	110	119,241
Series G
4.95%, 03/15/15	140	154,975
Bank of Nova Scotia
1.85%, 01/12/15[a]	9,000	9,222,413
2.38%, 12/17/13[a]	20,440	20,926,718
3.40%, 01/22/15	32,790	34,771,239

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Bank One Corp.
4.90%, 04/30/15	$110	$119,300
Barclays Bank PLC
2.38%, 01/13/14[a]	8,000	8,026,547
2.75%, 02/23/15	19,000	19,346,206
3.90%, 04/07/15	17,220	18,047,989
5.20%, 07/10/14[a]	30,254	32,069,771
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)[a]	23,030	23,506,452
3.38%, 09/25/13[a]	6,100	6,271,335
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	11,460	11,240,007
BNP Paribas SA
3.25%, 03/11/15[a]	35,480	36,752,269
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	17,600	17,767,276
Capital One Financial Corp.
2.13%, 07/15/14[a]	12,009	12,230,474
2.15%, 03/23/15	9,250	9,472,714
6.25%, 11/15/13	100	106,241
7.38%, 05/23/14	19,430	21,465,682
China Development Bank Corp.
4.75%, 10/08/14	280	296,807
Citigroup Inc.
2.25%, 08/07/15	13,920	14,037,408
2.65%, 03/02/15[a]	4,500	4,577,405
4.70%, 05/29/15[a]	160	170,845
4.75%, 05/19/15	15,280	16,346,484
4.88%, 05/07/15	5,000	5,240,753
5.00%, 09/15/14[a]	53,914	56,328,366
5.13%, 05/05/14	18,580	19,587,642
5.50%, 10/15/14[a]	25,750	27,653,864
6.00%, 12/13/13[a]	20,401	21,569,380
6.01%, 01/15/15	26,810	29,260,477
6.38%, 08/12/14	31,330	33,968,110
Comerica Bank
Series AI
5.70%, 06/01/14	110	117,204

Security	Principal (000s)	Value

Comerica Inc.
3.00%, 09/16/15	$2,500	$2,611,650
4.80%, 05/01/15	100	106,984
Commonwealth Bank of Australia
1.95%, 03/16/15	24,865	25,335,094
Credit Suisse New York
2.20%, 01/14/14	12,150	12,318,374
3.50%, 03/23/15	30,000	31,468,902
5.50%, 05/01/14	30,132	32,171,708
Deutsche Bank AG London
3.45%, 03/30/15[a]	27,980	29,361,203
3.88%, 08/18/14[a]	8,435	8,850,331
Deutsche Bank Financial LLC
5.38%, 03/02/15[a]	5,190	5,479,612
Export-Import Bank of Korea (The)
4.13%, 09/09/15	10,000	10,718,604
5.13%, 03/16/15	180	195,710
5.88%, 01/14/15	9,490	10,434,881
8.13%, 01/21/14	19,240	20,991,657
Fifth Third Bank
4.75%, 02/01/15	2,465	2,645,729
First Tennessee Bank N.A.
5.05%, 01/15/15	5,080	5,293,743
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15[a]	18,500	19,028,575
3.70%, 08/01/15	3,150	3,269,828
5.00%, 10/01/14	14,260	15,135,527
5.13%, 01/15/15	26,805	28,643,805
5.15%, 01/15/14	22,030	23,094,118
5.25%, 10/15/13	30,590	31,957,159
5.50%, 11/15/14[a]	18,220	19,557,331
6.00%, 05/01/14	19,561	20,877,857
HSBC Bank (USA) N.A.
4.63%, 04/01/14	13,210	13,847,755
HSBC USA Inc.
2.38%, 02/13/15	32,800	33,533,523
J.P. Morgan Chase & Co.
1.65%, 09/30/13[a]	8,780	8,871,856
1.88%, 03/20/15[a]	27,250	27,750,694
2.05%, 01/24/14[a]	19,860	20,182,884
3.40%, 06/24/15	31,000	32,887,743

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

3.70%, 01/20/15[a]	$29,330	$31,090,431
4.65%, 06/01/14[a]	36,002	38,258,310
4.75%, 03/01/15	340	369,266
4.88%, 03/15/14	140	147,102
5.13%, 09/15/14	18,470	19,779,868
5.25%, 05/01/15	570	622,640
KeyBank N.A.
5.80%, 07/01/14	6,250	6,713,225
KfW
0.63%, 04/24/15	41,580	41,802,095
1.00%, 01/12/15	43,030	43,650,544
1.38%, 07/15/13[a]	33,050	33,344,145
1.38%, 01/13/14[a]	51,000	51,761,649
1.50%, 04/04/14	51,340	52,328,644
2.63%, 03/03/15	30,100	31,739,086
2.75%, 10/21/14[a]	61,000	64,101,838
3.50%, 03/10/14	54,940	57,601,008
4.00%, 10/15/13	20,000	20,827,706
4.13%, 10/15/14	13,760	14,834,345
4.38%, 07/21/15	5,000	5,551,867
Korea Development Bank
4.38%, 08/10/15	4,000	4,310,922
5.75%, 09/10/13	2,290	2,376,053
8.00%, 01/23/14[a]	28,000	30,519,374
Landwirtschaftliche Rentenbank
3.13%, 07/15/15[a]	15,000	16,078,791
Mellon Capital IV Series 1
4.00%, 12/31/49 (Call 10/01/12)[c]	1,950	1,693,068
Mellon Funding Corp.
5.00%, 12/01/14	120	130,296
5.20%, 05/15/14	220	237,826
Morgan Stanley
2.88%, 01/24/14[a]	20,920	21,090,966
2.88%, 07/28/14	4,070	4,092,430
4.00%, 07/24/15	5,000	5,096,857
4.10%, 01/26/15	12,220	12,516,946
4.20%, 11/20/14	26,750	27,534,089
4.75%, 04/01/14[a]	29,890	30,679,883
6.00%, 05/13/14[a]	36,217	38,264,786

Security	Principal (000s)	Value

6.00%, 04/28/15	$34,510	$36,686,732
National Australia Bank Ltd. New York
1.60%, 08/07/15	15,000	15,102,038
2.00%, 03/09/15	19,000	19,332,487
National City Corp.
4.90%, 01/15/15	70	76,051
Northern Trust Corp.
4.63%, 05/01/14	210	223,899
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	15,000	15,171,694
1.38%, 01/21/14	10,000	10,112,842
4.50%, 03/09/15	970	1,058,917
PNC Funding Corp.
3.00%, 05/19/14[d]	8,000	8,316,674
3.63%, 02/08/15[d]	17,904	19,080,260
5.40%, 06/10/14[d]	5,263	5,676,463
Rabobank Nederland
1.85%, 01/10/14[a]	17,780	17,988,991
Regions Financial Corp.
7.75%, 11/10/14	7,037	7,758,293
Royal Bank of Canada
1.13%, 01/15/14[a]	14,550	14,658,912
1.15%, 03/13/15[a]	9,280	9,386,422
1.45%, 10/30/14	18,015	18,333,332
2.10%, 07/29/13	9,400	9,554,809
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[a]	6,000	6,106,088
4.88%, 03/16/15	23,780	25,166,692
SouthTrust Corp.
5.80%, 06/15/14	1,150	1,238,495
State Street Corp.
4.30%, 05/30/14	5,000	5,345,842
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	7,000	7,056,916
Toronto-Dominion Bank (The)
1.38%, 07/14/14	12,280	12,485,100
U.S. Bancorp
1.13%, 10/30/13 (Call 09/30/13)	5,000	5,037,585

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

1.38%, 09/13/13 (Call 08/13/13)	$11,650	$11,751,734
2.00%, 06/14/13	8,898	9,012,330
2.45%, 07/27/15	11,956	12,559,351
2.88%, 11/20/14	150	157,933
4.20%, 05/15/14	17,690	18,776,227
UBS AG Stamford
2.25%, 08/12/13[a]	10,230	10,352,515
2.25%, 01/28/14	11,620	11,785,501
3.88%, 01/15/15	18,790	19,649,824
Union Bank N.A.
2.13%, 12/16/13	6,100	6,209,452
UnionBanCal Corp.
5.25%, 12/16/13	4,170	4,389,808
US Bank N.A.
3.78%, 04/29/20 (Call 04/29/15)[c]	5,000	5,323,988
4.80%, 04/15/15	1,240	1,361,893
4.95%, 10/30/14	11,990	13,007,507
6.30%, 02/04/14	8,960	9,633,285
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	8,500	8,945,996
5.25%, 08/01/14	26,490	28,502,643
5.70%, 08/01/13	5,376	5,629,977
Wells Fargo & Co.
1.25%, 02/13/15[a]	21,750	21,911,562
1.50%, 07/01/15	14,000	14,197,943
3.63%, 04/15/15	20,390	21,803,212
3.75%, 10/01/14	26,795	28,380,949
4.63%, 04/15/14	2,130	2,238,836
4.95%, 10/16/13	22,250	23,262,216
5.00%, 11/15/14	6,000	6,463,782
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	28,559,676
Westpac Banking Corp.
1.85%, 12/09/13	15,000	15,212,977
3.00%, 08/04/15	5,000	5,266,391
4.20%, 02/27/15	19,350	20,822,405
Zions BanCorp.
7.75%, 09/23/14	2,080	2,277,600

		2,548,336,645

Security	Principal (000s)	Value

BEVERAGES — 2.54%
Anheuser-Busch Companies LLC
4.95%, 01/15/14	$90	$95,372
5.00%, 01/15/15	110	120,854
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	10,000	10,030,497
1.50%, 07/14/14	12,660	12,865,190
4.13%, 01/15/15[a]	28,450	30,743,512
5.38%, 11/15/14	17,250	19,021,172
Beam Inc.
6.38%, 06/15/14	2,000	2,187,216
Bottling Group LLC
5.00%, 11/15/13[a]	150	158,239
6.95%, 03/15/14	32,000	35,068,059
Coca-Cola Co. (The)
0.75%, 11/15/13	5,760	5,787,936
0.75%, 03/13/15[a]	8,290	8,343,669
3.63%, 03/15/14[a]	11,910	12,474,852
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	9,995	10,042,375
7.38%, 03/03/14	18,415	20,289,029
Coca-Cola HBC Finance BV
5.13%, 09/17/13[a]	3,180	3,277,945
Diageo Capital PLC
7.38%, 01/15/14[a]	17,500	19,098,242
Diageo Finance BV
3.25%, 01/15/15	900	951,870
PepsiAmericas Inc.
4.38%, 02/15/14[a]	140	147,592
4.88%, 01/15/15	100	108,832
PepsiCo Inc.
0.70%, 08/13/15	10,000	10,037,230
0.75%, 03/05/15	19,750	19,827,403
0.80%, 08/25/14[a]	2,350	2,355,710
0.88%, 10/25/13	8,300	8,345,521
3.10%, 01/15/15	7,775	8,205,171
3.75%, 03/01/14	830	869,284

		240,452,772

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.66%
Amgen Inc.
1.88%, 11/15/14	$19,360	$19,738,555
4.85%, 11/18/14	8,380	9,089,092
Genentech Inc.
4.75%, 07/15/15	18,000	19,991,603
Genzyme Corp.
3.63%, 06/15/15	3,000	3,233,899
Gilead Sciences Inc.
2.40%, 12/01/14[a]	9,585	9,898,714
Life Technologies Corp.
4.40%, 03/01/15[a]	70	74,354

		62,026,217
BUILDING MATERIALS — 0.00%
CRH America Inc.
5.30%, 10/15/13	220	229,324

		229,324
CHEMICALS — 1.18%
Airgas Inc.
2.85%, 10/01/13	9,590	9,788,340
4.50%, 09/15/14[a]	3,000	3,197,138
Albemarle Corp.
5.10%, 02/01/15	100	108,904
Dow Chemical Co. (The)
5.90%, 02/15/15	12,000	13,347,469
7.60%, 05/15/14	23,570	26,097,224
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14[a]	14,215	14,508,447
3.25%, 01/15/15	8,060	8,553,944
4.75%, 03/15/15[a]	3,030	3,334,830
4.88%, 04/30/14[a]	1,130	1,212,269
5.88%, 01/15/14	1,869	2,006,725
Ecolab Inc.
1.00%, 08/09/15	7,500	7,523,320
2.38%, 12/08/14	6,980	7,198,526
ICI Wilmington Inc.
5.63%, 12/01/13	160	168,700
Lubrizol Corp.
5.50%, 10/01/14	140	152,571

Security	Principal (000s)	Value

Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	$7,160	$7,701,566
Praxair Inc.
4.38%, 03/31/14	1,615	1,704,797
5.25%, 11/15/14[a]	4,270	4,681,925
Sherwin-Williams Co. (The)
3.13%, 12/15/14	130	136,155

		111,422,850
COMMERCIAL SERVICES — 0.18%
Block Financial LLC
5.13%, 10/30/14	590	620,975
Equifax Inc.
4.45%, 12/01/14	100	105,076
Stanford University
3.63%, 05/01/14	3,975	4,182,500
Western Union Co. (The)
6.50%, 02/26/14	10,000	10,735,709
Yale University
2.90%, 10/15/14	1,000	1,050,022

		16,694,282
COMPUTERS — 1.92%
Dell Inc.
1.40%, 09/10/13	7,190	7,257,814
2.10%, 04/01/14[a]	6,950	7,099,992
5.63%, 04/15/14	4,920	5,295,443
Hewlett-Packard Co.
1.25%, 09/13/13	14,600	14,640,949
1.55%, 05/30/14	6,100	6,095,090
2.35%, 03/15/15	12,450	12,621,465
2.63%, 12/09/14[a]	6,050	6,177,339
4.75%, 06/02/14[a]	26,960	28,384,724
6.13%, 03/01/14[a]	18,000	19,208,999
International Business Machines Corp.
0.55%, 02/06/15	17,500	17,524,262
0.75%, 05/11/15[a]	7,000	7,020,054
0.88%, 10/31/14	24,000	24,257,598
1.25%, 05/12/14[a]	15,000	15,193,325
6.50%, 10/15/13	10,000	10,685,048

		181,462,102

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.65%
Avon Products Inc.
5.63%, 03/01/14[a]	$11,500	$12,064,721
Colgate-Palmolive Co.
0.60%, 11/15/14	6,900	6,929,288
1.25%, 05/01/14	6,250	6,332,245
Procter & Gamble Co. (The)
0.70%, 08/15/14[a]	9,125	9,171,775
3.50%, 02/15/15[a]	13,270	14,125,225
4.95%, 08/15/14	11,820	12,847,996

		61,471,250
DISTRIBUTION & WHOLESALE — 0.08%
Arrow Electronics Inc.
6.88%, 07/01/13[a]	7,000	7,326,886

		7,326,886
DIVERSIFIED FINANCIAL SERVICES — 9.41%
American Express Co.
7.25%, 05/20/14[a]	12,794	14,205,683
American Express Credit Corp.
1.75%, 06/12/15	10,850	11,104,893
Series C
7.30%, 08/20/13	20,200	21,500,810
Series D
5.13%, 08/25/14	21,330	23,151,996
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	30,470	33,461,580
Boeing Capital Corp.
3.25%, 10/27/14	3,000	3,171,559
Capital One Bank (USA) N.A.
5.13%, 02/15/14	160	169,329
Caterpillar Financial Services Corp.
1.05%, 03/26/15[a]	10,500	10,595,414
1.10%, 05/29/15	3,000	3,033,168
1.13%, 12/15/14[a]	9,000	9,112,081
1.38%, 05/20/14	120	121,740
1.55%, 12/20/13[a]	3,310	3,357,389
1.65%, 04/01/14	11,080	11,267,192

Security	Principal (000s)	Value

6.13%, 02/17/14	$25,750	$27,825,740
6.20%, 09/30/13[a]	6,595	7,006,513
Series F
4.75%, 02/17/15[a]	110	120,447
Charles Schwab Corp. (The)
4.95%, 06/01/14	16,390	17,636,204
CME Group Inc.
5.75%, 02/15/14	19,360	20,824,369
Credit Suisse (USA) Inc.
4.88%, 01/15/15[a]	6,250	6,733,216
5.13%, 01/15/14[a]	13,900	14,644,724
5.13%, 08/15/15	6,591	7,280,662
Ford Motor Credit Co. LLC
2.75%, 05/15/15	15,000	15,075,000
3.88%, 01/15/15[a]	25,270	26,028,100
7.00%, 04/15/15[a]	25,940	28,728,548
8.00%, 06/01/14	12,500	13,843,749
8.70%, 10/01/14	9,150	10,350,938
12.00%, 05/15/15	12,500	15,437,500
General Electric Capital Corp.
1.63%, 07/02/15	12,000	12,194,777
1.88%, 09/16/13	27,000	27,391,878
2.10%, 01/07/14	33,500	34,185,264
2.15%, 01/09/15[a]	30,000	30,863,049
3.50%, 06/29/15[a]	5,000	5,334,233
4.75%, 09/15/14	16,543	17,800,102
4.88%, 03/04/15[a]	8,260	9,041,734
5.40%, 09/20/13[a]	12,500	13,145,499
5.90%, 05/13/14	23,890	25,995,465
Series A
3.75%, 11/14/14	27,931	29,646,381
HSBC Finance Corp.
5.00%, 06/30/15	24,903	26,739,906
5.25%, 01/15/14[a]	3,000	3,148,965
5.25%, 04/15/15[a]	240	258,275
Jefferies Group Inc.
5.88%, 06/08/14[a]	220	232,650
John Deere Capital Corp.
0.88%, 04/17/15	10,000	10,047,421
0.95%, 06/29/15[a]	7,000	7,050,370
1.25%, 12/02/14	16,500	16,748,351

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

1.60%, 03/03/14	$6,470	$6,569,129
2.95%, 03/09/15	2,790	2,947,206
4.90%, 09/09/13	5,000	5,228,957
Lazard Group LLC
7.13%, 05/15/15[a]	230	250,753
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	21,860	23,186,001
Series C
5.00%, 02/03/14	11,105	11,533,638
5.00%, 01/15/15[a]	19,659	20,880,589
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	220	230,702
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	8,460	8,491,826
1.13%, 11/01/13[a]	9,460	9,531,281
4.75%, 03/01/14	240	254,752
Nomura Holdings Inc.
5.00%, 03/04/15[a]	23,275	24,453,531
ORIX Corp.
4.71%, 04/27/15[a]	2,000	2,099,526
PACCAR Financial Corp.
0.75%, 08/14/15	5,000	5,023,010
1.05%, 06/05/15	5,000	5,007,792
1.55%, 09/29/14	9,000	9,152,556
SLM Corp.
5.00%, 10/01/13	14,000	14,525,000
5.05%, 11/14/14[a]	120	125,400
Series A
5.00%, 04/15/15[a]	440	460,350
5.38%, 05/15/14[a]	15,190	15,892,538
Swedish Export Credit Corp.
3.25%, 09/16/14[a]	24,500	25,762,639
Toyota Motor Credit Corp.
0.88%, 07/17/15	3,000	3,015,567
1.00%, 02/17/15	20,400	20,567,772
1.25%, 11/17/14	8,500	8,621,824
1.38%, 08/12/13	17,280	17,447,922
3.20%, 06/17/15	21,615	23,112,286

		889,985,411

Security	Principal (000s)	Value

ELECTRIC — 3.37%
Alliant Energy Corp.
4.00%, 10/15/14	$4,090	$4,274,160
Ameren Corp.
8.88%, 05/15/14	5,000	5,570,942
Appalachian Power Co. Series S
3.40%, 05/24/15[a]	350	365,875
Arizona Public Service Co.
4.65%, 05/15/15	100	108,340
5.80%, 06/30/14	4,130	4,462,957
Carolina Power & Light Co.
5.13%, 09/15/13	140	146,886
5.15%, 04/01/15	100	111,529
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13[a]	170	179,696
Commonwealth Edison Co.
1.63%, 01/15/14	17,400	17,636,987
4.70%, 04/15/15	3,250	3,569,977
Consolidated Edison Co. of New York Inc.
5.55%, 04/01/14[a]	5,000	5,383,088
Dayton Power & Light Co. (The)
5.13%, 10/01/13	7,630	7,982,944
Detroit Edison Co. (The)
6.40%, 10/01/13	5,000	5,316,800
Dominion Resources Inc.
1.80%, 03/15/14	6,640	6,764,288
Series C
5.15%, 07/15/15	6,193	6,929,589
Duke Energy Carolinas LLC
5.75%, 11/15/13	8,000	8,511,506
Duke Energy Corp.
3.35%, 04/01/15	2,460	2,617,289
6.30%, 02/01/14	23,800	25,666,019
Duke Energy Indiana Inc.
5.00%, 09/15/13	4,170	4,360,778
Entergy Louisiana LLC
1.88%, 12/15/14	10,195	10,436,839

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Exelon Corp.
4.90%, 06/15/15	$10,226	$11,100,974
Exelon Generation Co. LLC
5.35%, 01/15/14[a]	10,965	11,601,441
FirstEnergy Solutions Corp.
4.80%, 02/15/15	2,680	2,889,549
FPL Group Capital Inc.
2.55%, 11/15/13	7,944	8,107,856
Georgia Power Co.
0.75%, 08/10/15	8,750	8,774,804
1.30%, 09/15/13[a]	19,470	19,625,823
Great Plains Energy Inc.
2.75%, 08/15/13	3,900	3,950,664
Metropolitan Edison Co.
4.88%, 04/01/14	90	95,060
MidAmerican Energy Holdings Co.
4.65%, 10/01/14	110	118,194
Series D
5.00%, 02/15/14	80	84,700
Monongahela Power Co. Inc.
7.95%, 12/15/13[b]	3,250	3,523,263
Nisource Finance Corp.
5.40%, 07/15/14	180	192,817
NSTAR Electric Co.
4.88%, 04/15/14	80	84,806
Oncor Electric Delivery Co.
6.38%, 01/15/15	12,775	14,207,302
Pacific Gas & Electric Co.
4.80%, 03/01/14[a]	27,630	29,306,091
PPL Energy Supply LLC
5.40%, 08/15/14	420	449,539
6.30%, 07/15/13	1,300	1,362,581
Progress Energy Inc.
6.05%, 03/15/14	14,409	15,569,091
Public Service Co. of Colorado Series 15
5.50%, 04/01/14	160	172,265
Public Service Electric & Gas Co.
2.70%, 05/01/15[a]	5,000	5,244,361
5.00%, 08/15/14[a]	60	64,847

Security	Principal (000s)	Value

Series C
5.38%, 09/01/13	$80	$83,740
Series G
0.85%, 08/15/14	20,450	20,538,706
Scottish Power Ltd.
5.38%, 03/15/15[a]	8,200	8,501,078
Southern California Edison Co.
4.15%, 09/15/14	3,345	3,579,870
5.00%, 01/15/14	4,307	4,573,137
5.75%, 03/15/14	10,000	10,791,466
Series 04-F
4.65%, 04/01/15	120	131,813
Southern Co. (The)
4.15%, 05/15/14	3,000	3,168,485
TransAlta Corp.
4.75%, 01/15/15	2,500	2,618,541
5.75%, 12/15/13	7,417	7,766,344
Westar Energy Inc.
6.00%, 07/01/14	120	130,122

		318,805,819
ELECTRICAL COMPONENTS & EQUIPMENT — 0.00%
Emerson Electric Co.
5.63%, 11/15/13	80	84,945

		84,945
ELECTRONICS — 0.28%
Amphenol Corp.
4.75%, 11/15/14[a]	150	161,293
Avnet Inc.
5.88%, 03/15/14[a]	5,500	5,789,013
Honeywell International Inc.
3.88%, 02/15/14	7,065	7,407,569
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	9,110	9,266,035
3.25%, 11/20/14	3,930	4,125,664

		26,749,574
ENVIRONMENTAL CONTROL — 0.14%
Waste Management Inc.
5.00%, 03/15/14	5,250	5,571,837
6.38%, 03/11/15	6,835	7,705,281

		13,277,118

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

FOOD — 1.35%
Campbell Soup Co.
3.38%, 08/15/14[a]	$170	$179,067
4.88%, 10/01/13	100	104,691
ConAgra Foods Inc.
5.88%, 04/15/14	7,110	7,663,097
Delhaize Group SA
5.88%, 02/01/14[a]	7,655	8,047,702
General Mills Inc.
1.55%, 05/16/14	1,800	1,826,656
5.20%, 03/17/15	9,600	10,612,347
5.25%, 08/15/13	11,250	11,755,811
H.J. Heinz Co.
5.35%, 07/15/13	7,790	8,108,666
Kellogg Co.
1.13%, 05/15/15[a]	2,700	2,721,800
Kraft Foods Group Inc.
1.63%, 06/04/15[b]	21,550	21,872,620
Kraft Foods Inc.
5.25%, 10/01/13	8,823	9,254,809
Kroger Co. (The)
4.95%, 01/15/15[a]	170	184,895
7.50%, 01/15/14[a]	9,955	10,859,484
Nabisco Inc.
7.55%, 06/15/15	2,000	2,350,723
Safeway Inc.
5.63%, 08/15/14[a]	100	105,973
6.25%, 03/15/14[a]	11,000	11,665,789
Sysco Corp.
0.55%, 06/12/15	1,700	1,698,007
Unilever Capital Corp.
0.45%, 07/30/15	5,000	4,983,759
3.65%, 02/15/14	13,000	13,595,754

		127,591,650
FOREST PRODUCTS & PAPER — 0.01%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	110	118,728
International Paper Co.
5.30%, 04/01/15[a]	490	536,446

		655,174

Security	Principal (000s)	Value

GAS — 0.22%
Atmos Energy Corp.
4.95%, 10/15/14	$180	$193,995
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	2,860	3,132,245
Sempra Energy
2.00%, 03/15/14[a]	13,685	13,951,213
8.90%, 11/15/13	3,000	3,289,881

		20,567,334
HEALTH CARE — PRODUCTS — 0.84%
Baxter International Inc.
4.00%, 03/01/14	190	199,409
4.63%, 03/15/15[a]	1,650	1,799,895
Boston Scientific Corp.
4.50%, 01/15/15	8,710	9,318,168
5.45%, 06/15/14	10,000	10,698,731
CareFusion Corp.
5.13%, 08/01/14	9,175	9,814,233
Covidien International Finance SA
1.35%, 05/29/15	2,975	2,983,585
Hospira Inc.
5.90%, 06/15/14	1,730	1,861,376
Medtronic Inc.
3.00%, 03/15/15	14,205	15,010,020
4.50%, 03/15/14[a]	5,760	6,082,880
St. Jude Medical Inc.
2.20%, 09/15/13	6,000	6,081,937
3.75%, 07/15/14	10,540	11,070,868
Zimmer Holdings Inc.
1.40%, 11/30/14[a]	4,480	4,512,076

		79,433,178
HEALTH CARE — SERVICES — 0.15%
Coventry Health Care Inc.
6.30%, 08/15/14	1,930	2,098,997
WellPoint Inc.
5.00%, 12/15/14	10,910	11,823,303
6.00%, 02/15/14	260	278,045

		14,200,345

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

HOLDING COMPANIES — DIVERSIFIED — 0.22%
Encana Holdings Finance Corp.
5.80%, 05/01/14	$19,525	$20,959,676

		20,959,676
HOME BUILDERS — 0.00%
MDC Holdings Inc.
5.38%, 12/15/14	100	107,000

		107,000
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
8.60%, 05/01/14[a]	5,790	6,415,451

		6,415,451
HOUSEHOLD PRODUCTS & WARES — 0.14%
Clorox Co. (The)
5.00%, 01/15/15	12,190	13,257,263

		13,257,263
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.
2.00%, 06/15/15	6,000	6,071,300

		6,071,300
INSURANCE — 2.29%
ACE INA Holdings Inc.
5.88%, 06/15/14	200	217,328
Allstate Corp. (The)
5.00%, 08/15/14	13,224	14,265,494
6.20%, 05/16/14	270	294,799
American International Group Inc.
3.00%, 03/20/15[a]	5,000	5,131,029
3.65%, 01/15/14[a]	5,000	5,136,681
4.25%, 09/15/14[a]	20,340	21,322,050
Assurant Inc.
5.63%, 02/15/14	6,189	6,470,351
Axis Capital Holdings Ltd.
5.75%, 12/01/14	150	159,826
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14[a]	8,770	8,897,368
3.20%, 02/11/15	24,000	25,516,405
4.63%, 10/15/13[a]	10,710	11,216,553
4.85%, 01/15/15	16,485	18,115,182

Security	Principal (000s)	Value

5.00%, 08/15/13	$11,125	$11,617,337
5.10%, 07/15/14	130	140,934
CNA Financial Corp.
5.85%, 12/15/14	5,000	5,419,452
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	80	83,956
Genworth Financial Inc.
5.75%, 06/15/14[a]	6,700	6,834,000
Jefferson-Pilot Corp.
4.75%, 01/30/14	150	156,844
MetLife Inc.
2.38%, 02/06/14[a]	19,603	20,005,547
5.00%, 11/24/13[a]	5,150	5,422,349
5.00%, 06/15/15[a]	6,520	7,198,840
5.50%, 06/15/14	360	387,132
Principal Financial Group Inc.
7.88%, 05/15/14	455	507,539
Principal Life Income Funding Trusts
5.10%, 04/15/14	130	138,062
Prudential Financial Inc.
4.75%, 04/01/14[a]	1,915	2,017,366
6.20%, 01/15/15	50	55,033
Series B
5.10%, 09/20/14[a]	9,625	10,398,868
Series D
3.88%, 01/14/15	17,216	18,125,919
XL Group PLC
5.25%, 09/15/14	10,120	10,747,368

		215,999,612
INTERNET — 0.23%
eBay Inc.
0.70%, 07/15/15	800	803,585
0.88%, 10/15/13	7,340	7,389,189
Google Inc.
1.25%, 05/19/14[a]	13,500	13,713,244

		21,906,018
IRON & STEEL — 0.24%
ArcelorMittal SA
4.00%, 02/25/15[a]	3,250	3,201,250
9.25%, 02/15/15	11,200	12,264,000

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ArcelorMittal USA Inc.
6.50%, 04/15/14[a]	$6,540	$6,768,900

		22,234,150
LODGING — 0.13%
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 10/15/14	10,500	11,827,545

		11,827,545
MACHINERY — 0.29%
Caterpillar Inc.
0.95%, 06/26/15	11,450	11,564,257
1.38%, 05/27/14[a]	8,840	8,961,942
7.00%, 12/15/13	5,000	5,420,611
Deere & Co.
6.95%, 04/25/14	1,200	1,324,354

		27,271,164
MANUFACTURING — 0.33%
Danaher Corp.
1.30%, 06/23/14	7,440	7,536,834
Illinois Tool Works Inc.
5.15%, 04/01/14	3,000	3,213,457
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	3,230	3,391,895
9.50%, 04/15/14[a]	5,815	6,519,820
Ingersoll-Rand PLC
4.75%, 05/15/15	120	128,835
Tyco Electronics Group SA
1.60%, 02/03/15[a]	4,300	4,346,850
5.95%, 01/15/14	5,370	5,736,919

		30,874,610
MEDIA — 2.84%
Comcast Corp.
5.30%, 01/15/14[a]	15,270	16,210,859
6.50%, 01/15/15	16,000	18,028,410
COX Communications Inc.
5.45%, 12/15/14	20,750	22,820,849
DIRECTV Holdings LLC/ DIRECTV Financing Co. Inc.
3.55%, 03/15/15	13,600	14,399,412

Security	Principal (000s)	Value

4.75%, 10/01/14[a]	$17,500	$18,839,586
Discovery Communications LLC
3.70%, 06/01/15	11,490	12,331,733
NBCUniversal Media LLC
2.10%, 04/01/14[a]	13,000	13,280,562
3.65%, 04/30/15	8,700	9,306,250
News America Inc.
5.30%, 12/15/14[a]	3,530	3,874,571
Reed Elsevier Capital Inc.
7.75%, 01/15/14	11,980	13,057,231
Thomson Reuters Corp.
5.70%, 10/01/14[a]	13,950	15,184,314
Time Warner Cable Inc.
6.20%, 07/01/13	12,170	12,728,408
7.50%, 04/01/14	17,600	19,296,557
8.25%, 02/14/14	11,500	12,634,719
Time Warner Inc.
3.15%, 07/15/15	11,000	11,670,297
Turner Broadcasting System Inc.
8.38%, 07/01/13	8,003	8,503,332
Viacom Inc.
1.25%, 02/27/15[a]	8,400	8,473,746
4.38%, 09/15/14	7,450	7,999,110
Walt Disney Co. (The)
0.88%, 12/01/14	15,500	15,655,500
4.50%, 12/15/13	13,307	14,011,796
Series B
6.20%, 06/20/14	140	154,902

		268,462,144
MINING — 1.43%
Alcoa Inc.
6.00%, 07/15/13	4,323	4,504,497
Barrick Gold Corp.
1.75%, 05/30/14	14,870	15,094,670
Barrick Gold Finance Co.
4.88%, 11/15/14	5,180	5,584,026
6.13%, 09/15/13	3,500	3,689,547
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	11,250	11,315,518
1.13%, 11/21/14	22,010	22,241,970
5.50%, 04/01/14[a]	17,880	19,250,641

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	$8,040	$8,070,443
Rio Tinto Alcan Inc.
5.20%, 01/15/14	2,170	2,299,209
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	30,140	34,102,645
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	8,553	8,581,480

		134,734,646
MULTI-NATIONAL — 9.42%
African Development Bank
3.00%, 05/27/14	10,000	10,472,194
European Bank for Reconstruction and Development
1.63%, 09/03/15	5,000	5,176,384
Series G
2.75%, 04/20/15	3,500	3,717,586
5.00%, 05/19/14[a]	10,000	10,787,847
European Investment Bank
0.88%, 12/15/14	29,000	29,249,937
1.13%, 08/15/14[a]	52,500	53,178,494
1.13%, 04/15/15	55,000	55,820,270
1.25%, 02/14/14	55,500	56,170,074
1.50%, 05/15/14	82,500	83,938,511
2.38%, 03/14/14	25,500	26,256,427
2.75%, 03/23/15	21,750	22,962,765
2.88%, 01/15/15	26,000	27,458,878
3.00%, 04/08/14	55,000	57,207,793
3.13%, 06/04/14	53,500	56,002,971
Series E
4.25%, 07/15/13	16,500	17,046,975
Series G
1.25%, 09/17/13	38,000	38,351,766
International Bank for Reconstruction and Development
0.50%, 11/26/13	37,000	37,109,575
1.13%, 08/25/14	72,500	73,716,224
1.75%, 07/15/13	49,500	50,157,558

Security	Principal (000s)	Value

2.38%, 05/26/15	$73,500	$77,592,259
3.50%, 10/08/13	5,000	5,176,419
Series G
3.63%, 05/21/13	10,500	10,755,633
International Finance Corp.
2.75%, 04/20/15	29,000	30,842,181
Series G
3.00%, 04/22/14	30,250	31,599,688
Nordic Investment Bank
2.50%, 07/15/15	2,500	2,649,440
2.63%, 10/06/14	11,000	11,527,284
3.63%, 06/17/13	5,500	5,646,465

		890,571,598
OFFICE & BUSINESS EQUIPMENT — 0.46%
Pitney Bowes Inc.
4.88%, 08/15/14	5,140	5,338,888
5.00%, 03/15/15[a]	130	136,659
Xerox Corp.
4.25%, 02/15/15	25,580	27,083,356
8.25%, 05/15/14	9,930	11,013,700

		43,572,603
OIL & GAS — 4.07%
Anadarko Petroleum Corp.
5.75%, 06/15/14	3,000	3,228,217
7.63%, 03/15/14	11,470	12,548,277
Apache Corp.
6.00%, 09/15/13	9,800	10,354,991
Apache Finance Canada Corp.
4.38%, 05/15/15	150	163,720
BP Capital Markets PLC
1.70%, 12/05/14[a]	6,000	6,137,553
3.63%, 05/08/14	23,150	24,312,315
3.88%, 03/10/15	22,250	23,961,163
5.25%, 11/07/13	34,500	36,419,599
Canadian Natural Resources Ltd.
1.45%, 11/14/14	8,800	8,909,841
4.90%, 12/01/14	1,140	1,241,957
Cenovus Energy Inc.
4.50%, 09/15/14	13,000	13,881,476
Chevron Corp.
3.95%, 03/03/14	20,110	21,156,666

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ConocoPhillips
4.60%, 01/15/15[a]	$14,350	$15,684,735
4.75%, 02/01/14	5,067	5,357,496
Devon Energy Corp.
5.63%, 01/15/14	7,082	7,559,810
Diamond Offshore Drilling Inc.
5.15%, 09/01/14	110	119,185
Encana Corp.
4.75%, 10/15/13	2,160	2,248,250
EOG Resources Inc.
6.13%, 10/01/13	6,000	6,348,851
Hess Corp.
7.00%, 02/15/14	3,947	4,268,731
Husky Energy Inc.
5.90%, 06/15/14	13,730	14,912,834
Noble Corp.
5.88%, 06/01/13	4,000	4,145,156
Occidental Petroleum Corp.
1.45%, 12/13/13	8,800	8,915,139
PC Financial Partnership
5.00%, 11/15/14	170	184,108
Petrobras International Finance Co.
2.88%, 02/06/15[a]	18,000	18,439,621
7.75%, 09/15/14[a]	6,000	6,690,000
Phillips 66
1.95%, 03/05/15[b]	9,000	9,201,904
Shell International Finance BV
3.10%, 06/28/15	33,350	35,689,110
4.00%, 03/21/14[a]	28,420	29,947,272
Statoil ASA
2.90%, 10/15/14	17,000	17,813,480
3.88%, 04/15/14	5,125	5,393,266
Talisman Energy Inc.
5.13%, 05/15/15	150	163,140
Total Capital
3.00%, 06/24/15[a]	15,960	17,021,322
Total Capital Canada Ltd.
1.63%, 01/28/14[a]	11,660	11,856,003

Security	Principal (000s)	Value

Valero Energy Corp.
4.50%, 02/01/15	$60	$64,341

		384,339,529
OIL & GAS SERVICES — 0.10%
Cameron International Corp.
1.60%, 04/30/15 (Call 01/30/15)[a]	3,750	3,780,081
Weatherford International Ltd.
4.95%, 10/15/13	5,805	6,055,085

		9,835,166
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
5.65%, 08/01/14	1,040	1,128,944

		1,128,944
PHARMACEUTICALS — 3.76%
Abbott Laboratories
2.70%, 05/27/15	8,580	9,082,535
4.35%, 03/15/14	11,000	11,670,044
AstraZeneca PLC
5.40%, 06/01/14	13,329	14,434,523
Eli Lilly and Co.
4.20%, 03/06/14	13,657	14,380,551
Express Scripts Holding Co.
2.10%, 02/12/15[b]	10,250	10,448,712
2.75%, 11/21/14[a,b]	13,210	13,679,257
6.25%, 06/15/14	13,473	14,704,428
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	13,750	14,615,150
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	17,000	17,089,366
Johnson & Johnson
1.20%, 05/15/14[a]	14,360	14,548,546
McKesson Corp.
6.50%, 02/15/14[a]	4,720	5,106,631
Mead Johnson Nutrition Co.
3.50%, 11/01/14	50	52,588
Merck & Co. Inc.
4.00%, 06/30/15	14,680	16,016,861
4.75%, 03/01/15[a]	2,840	3,121,389

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Novartis Capital Corp.
2.90%, 04/24/15	$24,670	$26,142,769
4.13%, 02/10/14	24,780	26,066,309
Pfizer Inc.
4.50%, 02/15/14[a]	3,280	3,476,139
5.35%, 03/15/15	29,260	32,723,106
Sanofi
1.20%, 09/30/14	14,050	14,245,545
1.63%, 03/28/14	11,090	11,280,822
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	13,750	14,588,004
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	6,000	6,373,140
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	6,050	6,148,487
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	17,290	17,704,790
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	1,042	1,110,423
Wyeth LLC
5.50%, 02/01/14	34,595	36,979,239

		355,789,354
PIPELINES — 1.09%
Buckeye Partners LP
5.30%, 10/15/14	80	84,725
Enbridge Inc.
4.90%, 03/01/15	1,630	1,767,894
5.80%, 06/15/14	9,260	10,006,899
Energy Transfer Partners LP
5.95%, 02/01/15	4,120	4,492,540
8.50%, 04/15/14	5,792	6,392,088
Enterprise Products Operating LLC
1.25%, 08/13/15	5,548	5,581,346
3.70%, 06/01/15	2,000	2,132,445
9.75%, 01/31/14	5,770	6,470,266
Series G
5.60%, 10/15/14	10,000	10,924,319

Security	Principal (000s)	Value

Series I
5.00%, 03/01/15	$1,000	$1,092,211
Kinder Morgan Energy Partners LP
5.00%, 12/15/13[a]	6,570	6,912,017
5.13%, 11/15/14	8,700	9,386,131
5.63%, 02/15/15	3,365	3,703,321
Magellan Midstream Partners LP
6.45%, 06/01/14	100	109,014
Plains All American Pipeline LP
5.63%, 12/15/13	110	116,459
Spectra Energy Capital LLC
5.67%, 08/15/14[a]	15,020	16,138,389
5.90%, 09/15/13	80	83,847
TransCanada PipeLines Ltd.
0.88%, 03/02/15	12,070	12,115,563
4.88%, 01/15/15	110	120,450
Williams Partners LP
3.80%, 02/15/15[a]	5,330	5,645,325

		103,275,249
REAL ESTATE — 0.00%
Prologis LP
7.63%, 08/15/14	100	110,884

		110,884
REAL ESTATE INVESTMENT TRUSTS — 0.51%
American Tower Corp.
4.63%, 04/01/15	130	138,404
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	120	129,804
Boston Properties LP
5.63%, 04/15/15[a]	7,540	8,297,215
Duke Realty LP
5.40%, 08/15/14	80	85,148
7.38%, 02/15/15	50	55,779
Equity One Inc.
6.25%, 12/15/14	70	75,434
ERP Operating LP
5.25%, 09/15/14	3,170	3,402,731
6.58%, 04/13/15	5,000	5,595,965

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

HCP Inc.
2.70%, 02/01/14	$7,550	$7,684,325
5.65%, 12/15/13	2,085	2,202,540
Health Care REIT Inc.
5.88%, 05/15/15	110	120,276
6.00%, 11/15/13	120	126,459
Healthcare Realty Trust Inc.
5.13%, 04/01/14	130	134,387
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)	150	154,731
7.88%, 08/15/14 (Call 02/15/14)	5,100	5,445,637
Liberty Property LP
5.13%, 03/02/15	140	150,655
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)[a]	6,730	7,176,636
6.75%, 05/15/14 (Call 02/15/14)	3,000	3,245,162
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)[a]	3,600	3,784,429

		48,005,717
RETAIL — 1.74%
AutoZone Inc.
5.75%, 01/15/15[a]	160	175,225
6.50%, 01/15/14[a]	9,220	9,892,589
CVS Caremark Corp.
3.25%, 05/18/15	300	318,503
4.88%, 09/15/14	4,220	4,569,181
Home Depot Inc. (The)
5.25%, 12/16/13	13,755	14,599,398
Macy’s Retail Holdings Inc.
5.75%, 07/15/14[a]	7,000	7,577,393
7.88%, 07/15/15	3,000	3,517,751
McDonald’s Corp.
0.75%, 05/29/15[a]	3,950	3,956,154
Nordstrom Inc.
6.75%, 06/01/14	5,320	5,871,227

Security	Principal (000s)	Value

Staples Inc.
9.75%, 01/15/14	$19,379	$21,633,500
Target Corp.
1.13%, 07/18/14[a]	4,180	4,230,688
Wal-Mart Stores Inc.
0.75%, 10/25/13[a]	8,500	8,543,243
1.63%, 04/15/14[a]	18,980	19,369,085
2.25%, 07/08/15[a]	8,150	8,519,716
2.88%, 04/01/15	7,000	7,418,264
3.20%, 05/15/14[a]	15,500	16,243,292
4.50%, 07/01/15	10,390	11,528,943
Walgreen Co.
4.88%, 08/01/13	16,000	16,627,811

		164,591,963
SEMICONDUCTORS — 0.38%
Broadcom Corp.
1.50%, 11/01/13	5,490	5,539,231
Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600	3,676,817
Texas Instruments Inc.
0.45%, 08/03/15	10,000	9,958,766
1.38%, 05/15/14	15,980	16,237,284

		35,412,098
SOFTWARE — 0.72%
Adobe Systems Inc.
3.25%, 02/01/15[a]	1,220	1,278,121
CA Inc.
6.13%, 12/01/14[a]	270	296,090
Microsoft Corp.
0.88%, 09/27/13	11,240	11,320,439
2.95%, 06/01/14	27,420	28,674,217
Oracle Corp.
3.75%, 07/08/14	20,512	21,780,488
4.95%, 04/15/13	5,000	5,143,120

		68,492,475
TELECOMMUNICATIONS — 4.51%
America Movil SAB de CV
3.63%, 03/30/15[a]	18,000	18,944,572
5.50%, 03/01/14[a]	6,230	6,603,799
5.75%, 01/15/15	170	186,804

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

AT&T Inc.
0.88%, 02/13/15[a]	$8,240	$8,298,535
2.50%, 08/15/15	10,000	10,506,802
4.85%, 02/15/14	14,250	15,159,366
5.10%, 09/15/14	41,480	45,180,243
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14[a]	42,925	45,761,858
7.38%, 11/15/13	15,994	17,277,936
CenturyLink Inc. Series M
5.00%, 02/15/15[a]	660	699,985
Cisco Systems Inc.
1.63%, 03/14/14[a]	31,970	32,580,796
Deutsche Telekom International Finance BV
4.88%, 07/08/14	9,853	10,490,655
5.25%, 07/22/13	12,000	12,468,744
France Telecom SA
4.38%, 07/08/14	19,100	20,198,055
Qwest Corp.
7.50%, 10/01/14	10,000	11,198,162
Rogers Communications Inc.
5.50%, 03/15/14	17,212	18,370,847
6.75%, 03/15/15	2,000	2,279,844
7.50%, 03/15/15	300	347,181
Rogers Wireless Inc.
6.38%, 03/01/14[a]	7,000	7,550,412
Telecom Italia Capital SA
4.95%, 09/30/14	23,790	24,087,377
5.25%, 11/15/13	13,230	13,527,675
6.18%, 06/18/14[a]	13,140	13,534,200
Telefonica Emisiones SAU
3.73%, 04/27/15	5,525	5,359,250
4.95%, 01/15/15[a]	17,377	17,420,444
Telefonos de Mexico SAB de CV
5.50%, 01/27/15[a]	230	252,876
Verizon Communications Inc.
1.25%, 11/03/14[a]	12,000	12,116,944
1.95%, 03/28/14[a]	18,470	18,896,521
Verizon New England Inc. Series C
4.75%, 10/01/13	100	104,445

Security	Principal (000s)	Value

Vodafone Group PLC
4.15%, 06/10/14	$19,910	$21,128,002
5.00%, 12/16/13	14,750	15,588,315
5.38%, 01/30/15	280	309,549

		426,430,194
TRANSPORTATION — 0.74%
Burlington Northern Santa Fe Corp.
4.88%, 01/15/15	90	98,483
7.00%, 02/01/14	13,016	14,174,395
Canadian National Railway Co.
4.95%, 01/15/14[a]	1,500	1,588,463
CSX Corp.
5.50%, 08/01/13	9,840	10,277,593
6.25%, 04/01/15	4,500	5,111,802
FedEx Corp.
7.38%, 01/15/14	6,370	6,942,529
Norfolk Southern Corp.
5.26%, 09/17/14[a]	1,305	1,420,575
Ryder System Inc.
3.15%, 03/02/15	160	165,293
5.85%, 03/01/14	9,130	9,664,124
Union Pacific Corp.
4.88%, 01/15/15	2,390	2,615,269
5.13%, 02/15/14[a]	2,705	2,876,950
United Parcel Service Inc.
3.88%, 04/01/14	14,440	15,224,921

		70,160,397
TRUCKING & LEASING — 0.01%
GATX Corp.
8.75%, 05/15/14	1,000	1,119,305

		1,119,305

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,206,000,426)		8,306,794,731

FOREIGN AGENCY OBLIGATIONS[e] — 6.10%

CANADA — 3.03%
Export Development Canada
0.50%, 09/15/15	10,000	10,048,719
1.50%, 05/15/14[a]	20,000	20,430,934

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

2.25%, 05/28/15	$2,500	$2,633,011
Manitoba (Province of)
1.38%, 04/28/14	5,540	5,635,945
2.63%, 07/15/15	10,000	10,633,317
Nova Scotia (Province of)
2.38%, 07/21/15	8,000	8,416,643
Ontario (Province of)
0.95%, 05/26/15	35,750	36,162,712
1.38%, 01/27/14	35,330	35,847,005
2.70%, 06/16/15	33,000	34,970,094
2.95%, 02/05/15[a]	36,000	38,154,633
4.10%, 06/16/14[a]	55,830	59,535,828
4.50%, 02/03/15	420	460,053
Quebec (Province of)
4.60%, 05/26/15[a]	10,890	12,112,816
4.88%, 05/05/14	10,390	11,171,216

		286,212,926
JAPAN — 0.18%
Japan Finance Corp.
1.88%, 09/24/15	5,000	5,188,205
2.88%, 02/02/15[a]	10,660	11,250,510
Japan Finance Organization for Municipalities
4.63%, 04/21/15	500	552,158

		16,990,873
MEXICO — 0.24%
Petroleos Mexicanos
4.88%, 03/15/15	21,310	22,961,525

		22,961,525
PHILIPPINES — 1.66%
Asian Development Bank
0.88%, 06/10/14	60,750	61,435,187
1.63%, 07/15/13	24,500	24,792,040
2.63%, 02/09/15	42,000	44,341,084
2.75%, 05/21/14	25,000	26,068,143

		156,636,454
SUPRANATIONAL — 0.99%
Inter-American Development Bank
0.50%, 08/17/15	20,000	20,105,430

Security	Principal (000s)	Value

2.25%, 07/15/15	$25,500	$26,917,869
3.00%, 04/22/14	45,000	47,022,898

		94,046,197

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $572,354,314)		576,847,975

FOREIGN GOVERNMENT OBLIGATIONS[e] — 3.54%

BRAZIL — 0.37%
Brazil (Federative Republic of)
7.88%, 03/07/15[a]	17,000	19,889,999
10.50%, 07/14/14[a]	13,000	15,372,500

		35,262,499
CANADA — 0.41%
Canada (Government of)
2.38%, 09/10/14[a]	36,930	38,518,968

		38,518,968
CHINA — 0.02%
China (People’s Republic of)
4.75%, 10/29/13	2,250	2,354,062

		2,354,062
COLOMBIA — 0.19%
Colombia (Republic of)
8.25%, 12/22/14	15,000	17,624,999

		17,624,999
ISRAEL — 0.04%
Israel (State of)
5.13%, 03/01/14[a]	3,150	3,327,975

		3,327,975
ITALY — 1.03%
Italy (Republic of)
2.13%, 09/16/13[a]	15,000	14,775,172
3.13%, 01/26/15[a]	35,670	35,198,050
4.38%, 06/15/13[a]	14,090	14,254,853
4.50%, 01/21/15[a]	22,895	23,331,118
4.75%, 01/25/16[a]	3,000	3,037,780
5.25%, 09/20/16[a]	4,750	4,872,846
5.38%, 06/12/17[a]	2,000	2,054,863

		97,524,682

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

MEXICO — 0.59%
United Mexican States
5.88%, 01/15/14	$16,320	$17,405,281
5.88%, 02/17/14[a]	27,580	29,483,021
6.63%, 03/03/15	7,440	8,444,400

		55,332,702
PANAMA — 0.15%
Panama (Republic of)
7.25%, 03/15/15[a]	12,500	14,312,500

		14,312,500
POLAND — 0.28%
Poland (Republic of)
3.88%, 07/16/15	15,000	16,031,250
5.25%, 01/15/14[a]	10,190	10,770,829

		26,802,079
SOUTH AFRICA — 0.12%
South Africa (Republic of)
6.50%, 06/02/14	10,330	11,259,700

		11,259,700
SOUTH KOREA — 0.34%
Korea (Republic of)
4.88%, 09/22/14	25,310	27,020,690
5.75%, 04/16/14	5,000	5,377,882

		32,398,572

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $332,583,619)		334,718,738

MUNICIPAL DEBT OBLIGATIONS — 0.29%

CALIFORNIA — 0.10%
State of California GO
5.10%, 08/01/14	1,555	1,601,852
5.25%, 04/01/14	2,180	2,328,502
5.45%, 04/01/15	5,305	5,873,749

		9,804,103
ILLINOIS — 0.17%
State of Illinois GO
4.07%, 01/01/14	2,500	2,589,300
4.42%, 01/01/15	13,000	13,822,250

		16,411,550

Security	Principal (000s) or Shares	Value
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	$1,500	$1,528,455

		1,528,455

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $27,326,073)		27,744,108

U.S. GOVERNMENT OBLIGATIONS — 0.63%
U.S. Treasury Notes
0.25%, 08/15/15	60,000	59,925,000

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $59,927,545)		59,925,000

SHORT-TERM INVESTMENTS — 5.96%

MONEY MARKET FUNDS — 5.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,f,g]	385,975,977	385,975,977
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,f,g]	34,552,463	34,552,463
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,f]	142,483,040	142,483,040

		563,011,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $563,011,480)		563,011,480

TOTAL INVESTMENTS IN SECURITIES — 104.39%
(Cost: $9,761,203,457)		9,869,042,032
Other Assets, Less Liabilities — (4.39)%		(414,969,295)

NET ASSETS — 100.00%		$9,454,072,737

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2012

GO  —  General Obligation

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 89.42%

ADVERTISING — 0.21%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22[a]	$595	$615,867
10.00%, 07/15/17 (Call 07/15/13)	1,000	1,110,000
Omnicom Group Inc.
3.63%, 05/01/22	2,092	2,189,672
4.45%, 08/15/20	1,015	1,121,268
5.90%, 04/15/16	1,973	2,278,127
6.25%, 07/15/19	1,000	1,199,546
WPP Finance UK
5.88%, 06/15/14	240	258,120
8.00%, 09/15/14	2,000	2,252,440

		11,025,040
AEROSPACE & DEFENSE —1.13%
Boeing Co. (The)
3.50%, 02/15/15	240	256,681
4.88%, 02/15/20	1,247	1,502,504
5.00%, 03/15/14	2,700	2,887,038
6.00%, 03/15/19	2,550	3,205,549
8.75%, 08/15/21	420	622,501
Embraer Overseas Ltd.
6.38%, 01/24/17[a]	170	191,675
6.38%, 01/15/20	1,750	1,986,862
Exelis Inc.
4.25%, 10/01/16	150	157,169
5.55%, 10/01/21	700	764,485
General Dynamics Corp.
2.25%, 07/15/16	1,650	1,728,322
3.88%, 07/15/21 (Call 04/15/21)	500	558,665
5.25%, 02/01/14	2,674	2,850,054
5.38%, 08/15/15	170	192,178
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	2,250	2,473,192
4.88%, 03/01/20[a]	150	178,025
6.13%, 03/01/19	250	310,619

Security	Principal (000s)	Value

L-3 Communications Corp.
3.95%, 11/15/16	$900	$972,429
4.75%, 07/15/20	1,786	1,949,573
4.95%, 02/15/21 (Call 11/15/20)	1,100	1,207,761
5.20%, 10/15/19	1,210	1,357,842
Lockheed Martin Corp.
2.13%, 09/15/16	3,250	3,355,531
3.35%, 09/15/21	1,146	1,204,168
4.25%, 11/15/19	1,322	1,481,707
Northrop Grumman Corp.
1.85%, 11/15/15	1,600	1,643,172
3.50%, 03/15/21	1,500	1,607,175
3.70%, 08/01/14	1,000	1,052,564
Raytheon Co.
1.40%, 12/15/14	1,400	1,424,569
1.63%, 10/15/15	500	511,250
4.40%, 02/15/20	2,800	3,239,569
6.40%, 12/15/18	760	967,116
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	474,767
5.25%, 07/15/19	350	418,645
United Technologies Corp.
1.80%, 06/01/17	5,561	5,746,621
3.10%, 06/01/22	2,746	2,913,896
4.50%, 04/15/20	3,565	4,202,345
4.88%, 05/01/15	1,900	2,112,264
5.38%, 12/15/17	112	135,909
6.13%, 02/01/19	1,742	2,177,088
8.75%, 03/01/21	100	146,987

		60,168,467
AGRICULTURE —1.10%
Altria Group Inc.
2.85%, 08/09/22	5,500	5,484,392
4.13%, 09/11/15	1,071	1,170,820
4.75%, 05/05/21	5,900	6,798,891
8.50%, 11/10/13	2,850	3,110,543
9.25%, 08/06/19	2,667	3,782,391
9.70%, 11/10/18	3,309	4,738,703

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	$2,045	$2,359,458
5.45%, 03/15/18	750	902,591
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	640	675,201
5.35%, 04/15/14	3,005	3,167,474
8.50%, 06/15/19	940	1,188,396
Bunge N.A. Finance LP
5.90%, 04/01/17	150	170,440
Lorillard Tobacco Co.
3.50%, 08/04/16	385	408,231
6.88%, 05/01/20[a]	2,327	2,839,937
8.13%, 06/23/19	847	1,084,702
Philip Morris International Inc.
1.13%, 08/21/17	2,000	1,998,828
1.63%, 03/20/17[a]	3,500	3,581,822
2.50%, 05/16/16	3,640	3,852,308
2.90%, 11/15/21	205	213,367
4.13%, 05/17/21[a]	1,000	1,129,563
4.50%, 03/26/20	1,796	2,094,420
5.65%, 05/16/18	3,242	3,956,057
Reynolds American Inc.
6.75%, 06/15/17	1,322	1,604,178
7.63%, 06/01/16[a]	1,396	1,689,702
UST LLC
5.75%, 03/01/18	500	585,904

		58,588,319
AIRLINES — 0.28%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22[a]	379	394,066
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23[a]	2,087	2,211,720
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22[a]	382	405,596
5.98%, 10/19/23	1,140	1,248,303

Security	Principal (000s)	Value

Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	$214	$247,585
Delta Air Lines Inc. 2010-1A Pass Through Trust
Class A
6.20%, 01/02/20[a]	1,704	1,853,212
Delta Air Lines Inc. 2012-1A Pass Through Trust
Class A
4.75%, 05/07/21	1,500	1,537,500
Northwest Airlines Inc. 2007-1A Pass Through Trust
7.03%, 05/01/21	25	26,576
Southwest Airlines Co.
5.13%, 03/01/17	200	221,790
5.25%, 10/01/14	70	74,950
5.75%, 12/15/16	2,000	2,284,843
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18[a]	2,184	2,509,019
United Airlines Inc. 2009-2A Pass Through Trust
9.75%, 07/15/18[a]	1,595	1,829,878

		14,845,038
APPAREL — 0.03%
VF Corp.
3.50%, 09/01/21	780	841,672
5.95%, 11/01/17	725	859,127

		1,700,799
AUTO MANUFACTURERS — 0.11%
Daimler Finance North America LLC
6.50%, 11/15/13	3,703	3,959,100
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,695,000
PACCAR Inc.
6.88%, 02/15/14	480	521,917

		6,176,017

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT —0.15%
BorgWarner Inc.
4.63%, 09/15/20	$600	$664,078
Johnson Controls Inc.
1.75%, 03/01/14	100	101,149
2.60%, 12/01/16[a]	1,000	1,032,695
3.75%, 12/01/21 (Call 09/01/21)	2,000	2,099,327
4.25%, 03/01/21	1,250	1,370,111
5.00%, 03/30/20	150	172,253
5.50%, 01/15/16[a]	2,240	2,518,000

		7,957,613
BANKS — 21.88%
Abbey National Treasury Services PLC
2.88%, 04/25/14	3,000	2,999,867
4.00%, 04/27/16	1,257	1,274,154
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,300,806
American Express Bank FSB
6.00%, 09/13/17	810	975,288
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,505,074
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	762,368
Banco Bradesco SA (Cayman Islands)
8.75%, 04/24/15	160	170,830
Bancolombia SA
4.25%, 01/12/16	500	520,000
5.95%, 06/03/21	2,000	2,215,000
Bank of America Corp.
3.63%, 03/17/16	1,930	2,006,714
3.70%, 09/01/15	1,670	1,742,709
3.88%, 03/22/17	1,661	1,745,825
4.50%, 04/01/15	6,500	6,883,002
4.75%, 08/15/13	70	71,929
5.00%, 05/13/21	7,290	7,797,044
5.25%, 12/01/15[a]	450	474,074
5.38%, 06/15/14	300	318,370
5.42%, 03/15/17	2,250	2,396,063

Security	Principal (000s)	Value

5.49%, 03/15/19	$2,200	$2,333,282
5.63%, 10/14/16	1,090	1,209,111
5.63%, 07/01/20	5,080	5,607,541
5.65%, 05/01/18	9,045	10,062,241
5.70%, 01/24/22	4,340	4,901,070
5.75%, 08/15/16	1,080	1,156,766
5.75%, 12/01/17	5,950	6,617,636
5.88%, 01/05/21	195	219,050
6.50%, 08/01/16	10,550	12,001,988
7.38%, 05/15/14	5,030	5,483,000
7.63%, 06/01/19	3,950	4,812,103
7.75%, 08/15/15	1,380	1,543,596
7.80%, 09/15/16	350	399,182
Series 1
3.75%, 07/12/16	5,950	6,222,820
Bank of America N.A.
5.30%, 03/15/17	2,500	2,714,937
6.10%, 06/15/17	3,850	4,297,096
Bank of Montreal
1.75%, 04/29/14	3,250	3,315,672
2.50%, 01/11/17	1,945	2,048,107
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	125	126,797
1.50%, 01/31/14	490	496,723
1.97%, 06/20/17[b]	500	515,589
2.30%, 07/28/16	2,560	2,672,473
2.95%, 06/18/15[a]	1,000	1,062,426
3.10%, 01/15/15[a]	500	528,879
3.55%, 09/23/21 (Call 08/23/21)	4,455	4,805,675
4.15%, 02/01/21	1,250	1,399,315
4.30%, 05/15/14	6,860	7,311,048
4.60%, 01/15/20	925	1,054,157
4.75%, 12/15/14	100	108,401
5.45%, 04/01/16	170	194,961
5.45%, 05/15/19	1,500	1,780,432
5.50%, 12/01/17	90	105,881
Series G
4.95%, 03/15/15	140	154,975

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Bank of Nova Scotia
1.85%, 01/12/15[a]	$2,500	$2,561,781
2.38%, 12/17/13	1,310	1,341,194
2.55%, 01/12/17	1,629	1,718,857
2.90%, 03/29/16	1,964	2,087,886
3.40%, 01/22/15	3,310	3,509,997
4.38%, 01/13/21	2,634	3,012,636
Bank One Corp.
4.90%, 04/30/15	120	130,145
Barclays Bank PLC
2.38%, 01/13/14	2,000	2,006,637
2.75%, 02/23/15	1,000	1,018,221
3.90%, 04/07/15	1,080	1,131,930
5.00%, 09/22/16	3,463	3,799,703
5.13%, 01/08/20	7,370	7,984,613
5.14%, 10/14/20	251	252,260
5.20%, 07/10/14	8,620	9,137,351
6.75%, 05/22/19	2,094	2,458,365
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,464	1,485,211
2.05%, 04/28/14 (Call 03/28/14)	2,520	2,572,135
2.15%, 03/22/17 (Call 02/22/17)	1,815	1,878,079
3.20%, 03/15/16 (Call 02/16/16)	745	794,098
3.38%, 09/25/13	100	102,809
4.90%, 06/30/17	200	225,619
5.20%, 12/23/15	1,989	2,222,901
5.25%, 11/01/19	2,600	2,990,366
5.70%, 04/30/14	2,200	2,382,529
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	5,240	5,139,410
BNP Paribas SA
3.25%, 03/11/15[a]	3,870	4,008,773
3.60%, 02/23/16[a]	1,564	1,637,071
5.00%, 01/15/21	7,830	8,432,345
6.95%, 07/22/13	180	186,200

Security	Principal (000s)	Value

Canadian Imperial Bank of Commerce
1.45%, 09/13/13	$1,500	$1,514,256
2.35%, 12/11/15	1,647	1,729,826
Capital One Financial Corp.
2.13%, 07/15/14	3,180	3,238,647
2.15%, 03/23/15	500	512,039
3.15%, 07/15/16	1,638	1,736,292
4.75%, 07/15/21	1,750	1,956,163
5.50%, 06/01/15	240	264,105
6.15%, 09/01/16	1,703	1,934,939
6.25%, 11/15/13	110	116,865
6.75%, 09/15/17	1,983	2,416,691
7.38%, 05/23/14	2,030	2,242,683
China Development Bank Corp.
4.75%, 10/08/14	190	201,405
5.00%, 10/15/15	1,500	1,643,801
Citigroup Inc.
3.95%, 06/15/16	2,932	3,090,754
4.45%, 01/10/17	1,862	2,000,861
4.50%, 01/14/22	3,185	3,355,928
4.59%, 12/15/15	550	590,646
4.70%, 05/29/15	220	234,912
4.75%, 05/19/15	5,470	5,851,784
5.00%, 09/15/14	10,060	10,510,505
5.13%, 05/05/14	700	737,963
5.30%, 01/07/16	2,200	2,400,618
5.38%, 08/09/20	1,738	1,935,008
5.50%, 10/15/14	2,000	2,147,873
5.50%, 02/15/17	2,380	2,564,868
5.85%, 08/02/16	1,041	1,156,130
6.00%, 12/13/13	2,000	2,114,541
6.00%, 08/15/17	7,920	9,046,721
6.01%, 01/15/15	4,690	5,118,673
6.13%, 11/21/17	7,850	9,028,360
6.13%, 05/15/18	6,450	7,463,851
6.38%, 08/12/14	7,420	8,044,793
8.50%, 05/22/19	5,550	7,117,802
City National Corp.
5.25%, 09/15/20	500	533,285

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Comerica Bank
5.20%, 08/22/17	$3,050	$3,494,864
5.75%, 11/21/16	110	125,673
Series AI
5.70%, 06/01/14	100	106,549
Comerica Inc.
4.80%, 05/01/15	100	106,984
Commonwealth Bank of Australia
1.95%, 03/16/15	2,600	2,649,155
Credit Suisse New York
2.20%, 01/14/14	3,150	3,193,653
3.50%, 03/23/15	2,500	2,622,408
4.38%, 08/05/20	2,120	2,345,880
5.30%, 08/13/19	3,258	3,777,386
5.40%, 01/14/20	3,890	4,167,014
5.50%, 05/01/14	5,800	6,192,616
6.00%, 02/15/18	2,792	3,063,614
Deutsche Bank AG London
3.25%, 01/11/16	1,098	1,146,131
3.45%, 03/30/15[a]	4,520	4,743,125
3.88%, 08/18/14	2,690	2,822,453
6.00%, 09/01/17	5,820	6,772,694
Deutsche Bank Financial LLC
5.38%, 03/02/15	310	327,299
Discover Bank
7.00%, 04/15/20	1,000	1,165,850
8.70%, 11/18/19	1,000	1,262,306
Export-Import Bank of Korea (The)
3.75%, 10/20/16	600	642,776
4.00%, 01/11/17	750	813,406
4.00%, 01/29/21	500	535,650
4.13%, 09/09/15	4,500	4,823,372
4.38%, 09/15/21[a]	5,000	5,493,792
5.00%, 04/11/22	500	577,392
5.13%, 03/16/15	190	206,583
5.13%, 06/29/20	2,950	3,397,016
5.88%, 01/14/15	1,610	1,770,301
8.13%, 01/21/14	4,410	4,811,497
Fifth Third Bancorp
3.63%, 01/25/16	3,565	3,815,513
4.50%, 06/01/18	880	956,612

Security	Principal (000s)	Value

5.45%, 01/15/17	$1,300	$1,443,787
Fifth Third Bank
4.75%, 02/01/15	120	128,798
First Horizon National Corp.
5.38%, 12/15/15	3,200	3,431,766
First Tennessee Bank N.A.
5.05%, 01/15/15	60	62,525
5.65%, 04/01/16	170	177,843
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	6,093	6,291,283
3.70%, 08/01/15	3,000	3,114,122
5.00%, 10/01/14	4,222	4,481,220
5.13%, 01/15/15	8,450	9,029,664
5.15%, 01/15/14	2,590	2,715,105
5.25%, 10/15/13	3,050	3,186,314
5.25%, 07/27/21	6,850	7,268,200
5.35%, 01/15/16	2,253	2,451,947
5.38%, 03/15/20	4,130	4,450,992
5.50%, 11/15/14	460	493,764
5.63%, 01/15/17	4,890	5,287,659
5.75%, 10/01/16	4,420	4,956,496
5.75%, 01/24/22	6,800	7,476,426
5.95%, 01/18/18	4,590	5,185,666
6.00%, 05/01/14	1,780	1,899,831
6.00%, 06/15/20	4,000	4,456,125
6.15%, 04/01/18	8,706	9,891,565
6.25%, 09/01/17	5,280	6,045,643
7.50%, 02/15/19	4,930	5,899,057
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,730	2,861,799
4.88%, 08/24/20	4,100	4,353,683
HSBC Holdings PLC
4.00%, 03/30/22	3,723	3,994,699
5.10%, 04/05/21	6,470	7,432,763
HSBC USA Inc.
2.38%, 02/13/15	1,505	1,538,657
J.P. Morgan Chase & Co.
1.65%, 09/30/13	1,420	1,434,856
1.88%, 03/20/15	4,150	4,226,253
2.00%, 08/15/17	1,000	1,005,314
2.05%, 01/24/14	640	650,405

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

2.60%, 01/15/16	$2,400	$2,482,693
3.15%, 07/05/16	8,000	8,445,996
3.45%, 03/01/16	5,806	6,191,222
3.70%, 01/20/15	5,420	5,745,317
4.25%, 10/15/20	4,660	5,090,024
4.35%, 08/15/21	5,230	5,710,840
4.40%, 07/22/20	7,550	8,336,286
4.50%, 01/24/22	3,000	3,328,959
4.63%, 05/10/21[a]	3,000	3,342,994
4.65%, 06/01/14	4,340	4,611,996
4.75%, 03/01/15	490	532,177
4.88%, 03/15/14	150	157,610
4.95%, 03/25/20	2,000	2,282,132
5.13%, 09/15/14	1,780	1,906,235
5.15%, 10/01/15	4,440	4,885,158
5.25%, 05/01/15	1,070	1,168,815
6.00%, 01/15/18	9,480	11,297,131
6.13%, 06/27/17	1,710	2,007,112
6.30%, 04/23/19	5,550	6,733,953
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	6,971	8,202,610
KeyBank N.A.
4.95%, 09/15/15	230	247,841
5.45%, 03/03/16	4,776	5,357,493
5.80%, 07/01/14	180	193,341
KeyCorp
3.75%, 08/13/15	2,215	2,362,081
5.10%, 03/24/21	549	630,444
KfW
0.63%, 04/24/15	420	422,243
1.00%, 01/12/15	6,470	6,563,305
1.25%, 10/26/15	4,000	4,090,162
1.25%, 10/05/16	13,000	13,310,238
1.25%, 02/15/17[a]	12,400	12,674,624
1.38%, 01/13/14	7,000	7,104,540
1.50%, 04/04/14	5,910	6,023,808
2.00%, 06/01/16	10,250	10,772,897
2.38%, 08/25/21	6,500	6,790,062
2.63%, 03/03/15	5,500	5,799,501
2.63%, 02/16/16[a]	4,500	4,816,187
2.63%, 01/25/22[a]	6,500	6,913,882

Security	Principal (000s)	Value

2.75%, 10/21/14	$2,500	$2,627,125
2.75%, 09/08/20	1,850	1,998,881
3.50%, 03/10/14	9,910	10,389,989
4.00%, 01/27/20	7,000	8,182,465
4.13%, 10/15/14	400	431,231
4.38%, 07/21/15	680	755,054
4.50%, 07/16/18	6,047	7,188,894
4.88%, 01/17/17[a]	7,450	8,759,291
4.88%, 06/17/19	4,640	5,661,670
5.13%, 03/14/16	1,050	1,214,576
Series G
4.38%, 03/15/18[a]	9,100	10,673,459
Korea Development Bank
3.25%, 03/09/16	3,000	3,137,641
3.50%, 08/22/17	1,430	1,520,121
4.00%, 09/09/16	1,500	1,618,570
4.38%, 08/10/15[a]	585	630,472
5.75%, 09/10/13	240	249,019
8.00%, 01/23/14	5,250	5,722,383
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,335,234
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	2,500	2,602,402
2.13%, 07/15/16	4,000	4,212,119
2.50%, 02/15/16	2,000	2,124,136
3.13%, 07/15/15	3,050	3,269,354
5.13%, 02/01/17	500	591,467
Series G
5.00%, 11/08/16[a]	6,230	7,299,096
Series G13
4.88%, 11/16/15	650	736,046
Lloyds TSB Bank PLC
4.20%, 03/28/17	3,490	3,688,056
4.88%, 01/21/16	1,741	1,868,811
6.38%, 01/21/21	1,917	2,229,319
Manufacturers and Traders Trust Co.
5.63%, 12/01/21 (Call 12/01/16)[c]	1,000	1,000,000
6.63%, 12/04/17	1,000	1,185,917

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Mellon Funding Corp.
5.00%, 12/01/14	$120	$130,296
5.20%, 05/15/14	230	248,636
5.50%, 11/15/18	1,160	1,366,348
Morgan Stanley
2.88%, 01/24/14[a]	1,530	1,542,504
2.88%, 07/28/14	3,565	3,584,647
3.80%, 04/29/16	5,900	5,920,380
4.10%, 01/26/15	4,655	4,768,116
4.20%, 11/20/14	2,500	2,573,279
4.75%, 04/01/14[a]	6,053	6,212,959
4.75%, 03/22/17	2,000	2,049,563
5.38%, 10/15/15	415	436,646
5.45%, 01/09/17	4,315	4,527,916
5.50%, 01/26/20	3,700	3,775,729
5.50%, 07/24/20	2,200	2,247,474
5.50%, 07/28/21	5,520	5,643,338
5.63%, 09/23/19	233	239,295
5.75%, 10/18/16	2,325	2,455,973
5.75%, 01/25/21	6,730	6,881,097
5.95%, 12/28/17	2,200	2,328,361
6.00%, 05/13/14	5,370	5,673,631
6.00%, 04/28/15	6,740	7,165,128
6.25%, 08/28/17	214	231,100
6.63%, 04/01/18	7,153	7,786,423
7.30%, 05/13/19	7,830	8,766,817
Series F
5.55%, 04/27/17	2,500	2,630,736
National Australia Bank Ltd. New York
2.00%, 03/09/15	4,750	4,833,122
National Bank of Canada
1.50%, 06/26/15	1,000	1,014,071
National City Bank of Indiana
4.25%, 07/01/18	220	243,327
National City Corp.
4.90%, 01/15/15	1,392	1,512,338
6.88%, 05/15/19	470	579,439
Northern Trust Corp.
3.38%, 08/23/21[a]	2,775	3,012,690
3.45%, 11/04/20	850	921,598

Security	Principal (000s)	Value

4.63%, 05/01/14	$1,115	$1,188,796
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	4,125	4,171,547
2.00%, 06/03/16	1,000	1,034,089
4.50%, 03/09/15	220	240,167
4.88%, 02/16/16	4,780	5,395,181
5.00%, 04/25/17	2,300	2,675,794
PNC Bank N.A.
4.88%, 09/21/17[d]	340	384,205
5.25%, 01/15/17[d]	290	326,708
6.00%, 12/07/17[a,d]	1,000	1,190,859
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	3,193	3,378,362
3.30%, 03/08/22 (Call 02/06/22)[d]	1,862	1,965,147
3.63%, 02/08/15[d]	335	357,009
4.25%, 09/21/15[d]	750	822,157
4.38%, 08/11/20[d]	1,992	2,257,599
5.13%, 02/08/20[d]	2,411	2,835,690
5.25%, 11/15/15[d]	2,757	3,070,839
5.40%, 06/10/14[d]	1,700	1,833,553
5.63%, 02/01/17[d]	1,750	1,977,520
Rabobank Nederland
1.85%, 01/10/14	2,320	2,347,270
2.13%, 10/13/15	577	589,843
3.38%, 01/19/17	4,851	5,115,493
3.88%, 02/08/22	4,340	4,536,225
4.50%, 01/11/21	4,160	4,549,716
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,102,500
Royal Bank of Canada
1.13%, 01/15/14	1,050	1,057,860
1.15%, 03/13/15	470	475,390
1.45%, 10/30/14	2,250	2,289,758
2.10%, 07/29/13	1,600	1,626,350
2.30%, 07/20/16	140	145,845
2.63%, 12/15/15	6,692	7,066,890
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	3,500	3,561,884
3.40%, 08/23/13	2,690	2,733,454

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

3.95%, 09/21/15	$2,979	$3,105,948
4.38%, 03/16/16[a]	2,606	2,748,210
4.65%, 06/04/18	300	286,152
4.88%, 03/16/15	2,720	2,878,612
5.63%, 08/24/20	1,970	2,156,865
6.13%, 01/11/21[a]	3,920	4,493,942
6.40%, 10/21/19	1,233	1,342,194
SouthTrust Corp.
5.80%, 06/15/14	170	183,082
Sovereign Bank
8.75%, 05/30/18	250	281,711
State Street Corp.
2.88%, 03/07/16[a]	2,141	2,291,115
4.30%, 05/30/14	1,500	1,603,753
4.38%, 03/07/21	1,210	1,396,818
4.96%, 03/15/18	500	546,967
5.25%, 10/15/18[a]	1,000	1,192,913
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,008,131
3.20%, 07/18/22	750	761,897
SunTrust Bank
5.00%, 09/01/15	62	66,282
7.25%, 03/15/18	700	819,699
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)[a]	2,200	2,319,192
3.60%, 04/15/16 (Call 03/15/16)	3,031	3,196,185
6.00%, 09/11/17	750	873,403
SVB Financial Group
5.38%, 09/15/20	150	166,090
Svenska Handelsbanken AB
2.88%, 04/04/17	1,564	1,636,555
3.13%, 07/12/16	2,010	2,120,734
Toronto-Dominion Bank (The)
1.38%, 07/14/14	1,870	1,901,233
2.38%, 10/19/16	3,342	3,514,094
2.50%, 07/14/16	3,025	3,197,122
U.S. Bancorp
1.13%, 10/30/13 (Call 09/30/13)	1,000	1,007,517

Security	Principal (000s)	Value

2.20%, 11/15/16 (Call 10/14/16)	$931	$977,004
2.45%, 07/27/15	1,120	1,176,520
2.88%, 11/20/14[a]	650	684,377
2.95%, 07/15/22 (Call 06/15/22)	1,163	1,166,662
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,215,406
3.44%, 02/01/16	2,000	2,105,123
4.13%, 05/24/21 (Call 04/23/21)	2,951	3,343,037
4.20%, 05/15/14	5,810	6,166,754
UBS AG Stamford
2.25%, 08/12/13	270	273,234
2.25%, 01/28/14	3,430	3,478,853
3.88%, 01/15/15	2,260	2,363,417
4.88%, 08/04/20	3,640	4,033,381
5.75%, 04/25/18	4,965	5,740,137
5.88%, 12/20/17	4,675	5,416,800
7.00%, 10/15/15	100	109,974
7.38%, 06/15/17	120	138,062
Series 10
5.88%, 07/15/16	2,318	2,498,467
Union Bank N.A.
2.13%, 12/16/13	2,500	2,544,857
3.00%, 06/06/16	2,000	2,113,344
5.95%, 05/11/16	410	468,216
UnionBanCal Corp.
5.25%, 12/16/13	110	115,798
US Bank N.A.
4.80%, 04/15/15	1,912	2,099,951
4.95%, 10/30/14	1,260	1,366,927
6.30%, 02/04/14	660	709,595
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,537,696
Wachovia Corp./Wells Fargo & Co.
5.00%, 08/15/15	340	374,352
5.25%, 08/01/14	3,040	3,270,972
5.60%, 03/15/16	100	112,982
5.63%, 10/15/16	4,110	4,741,152

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.75%, 06/15/17	$3,630	$4,322,245
5.75%, 02/01/18	3,030	3,636,839
6.00%, 11/15/17	279	336,244
Wells Fargo & Co.
1.25%, 02/13/15	2,750	2,770,427
2.10%, 05/08/17	750	772,445
2.63%, 12/15/16	7,600	8,019,606
3.50%, 03/08/22	4,000	4,252,190
3.63%, 04/15/15	960	1,026,537
3.68%, 06/15/16[b]	2,420	2,632,201
3.75%, 10/01/14	8,490	8,992,508
4.60%, 04/01/21	4,870	5,597,548
4.63%, 04/15/14	140	147,154
5.00%, 11/15/14	1,000	1,077,297
5.13%, 09/15/16	1,000	1,129,080
5.63%, 12/11/17	4,107	4,906,517
Wells Fargo Bank N.A.
4.75%, 02/09/15	3,250	3,502,602
5.75%, 05/16/16	3,580	4,071,560
Westpac Banking Corp.
2.00%, 08/14/17	2,500	2,523,921
2.10%, 08/02/13	1,500	1,522,313
3.00%, 08/04/15	3,379	3,559,027
3.00%, 12/09/15	1,499	1,585,680
4.20%, 02/27/15	2,050	2,205,991
4.63%, 06/01/18	1,930	2,032,119
4.88%, 11/19/19	3,320	3,741,086
Zions BanCorp.
7.75%, 09/23/14	1,120	1,226,400

		1,169,508,935
BEVERAGES — 2.31%
Anheuser-Busch Companies LLC
4.95%, 01/15/14	90	95,372
5.00%, 01/15/15	100	109,867
5.00%, 03/01/19	220	258,387
5.05%, 10/15/16	270	312,897
5.50%, 01/15/18	2,670	3,219,656
5.60%, 03/01/17	250	297,477
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	3,000	3,009,149

Security	Principal (000s)	Value

1.50%, 07/14/14	$3,140	$3,190,892
2.50%, 07/15/22	9,328	9,415,243
2.88%, 02/15/16	1,095	1,166,597
4.13%, 01/15/15[a]	3,390	3,663,287
4.38%, 02/15/21[a]	795	926,881
5.00%, 04/15/20	298	357,109
5.38%, 11/15/14	3,000	3,308,030
5.38%, 01/15/20	5,767	7,044,892
7.75%, 01/15/19	2,988	4,014,647
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,289,831
5.38%, 01/15/16	531	599,395
Bottling Group LLC
5.00%, 11/15/13	170	179,338
5.13%, 01/15/19	733	876,028
5.50%, 04/01/16	1,324	1,535,874
6.95%, 03/15/14	2,500	2,739,692
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,239,421
Coca-Cola Co. (The)
0.75%, 11/15/13	3,340	3,356,199
0.75%, 03/13/15	3,210	3,230,781
1.50%, 11/15/15	140	143,802
1.65%, 03/14/18	1,536	1,585,678
1.80%, 09/01/16[a]	3,114	3,236,706
3.15%, 11/15/20	6,024	6,587,324
3.30%, 09/01/21	3,397	3,740,570
3.63%, 03/15/14	1,950	2,042,482
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	320	321,517
2.00%, 08/19/16	200	203,859
3.25%, 08/19/21	200	209,310
3.50%, 09/15/20[a]	1,100	1,170,331
4.50%, 09/01/21 (Call 06/01/21)	1,484	1,677,042
Coca-Cola HBC Finance BV
5.13%, 09/17/13	150	154,620
5.50%, 09/17/15	180	192,767
Diageo Capital PLC
1.50%, 05/11/17	2,327	2,369,769

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.83%, 07/15/20	$2,000	$2,344,373
5.50%, 09/30/16	310	362,964
5.75%, 10/23/17	53	64,412
7.38%, 01/15/14	2,750	3,001,152
Diageo Finance BV
3.25%, 01/15/15	450	475,935
5.30%, 10/28/15	1,613	1,839,317
Diageo Investment Corp.
2.88%, 05/11/22	1,396	1,451,436
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	180	184,747
2.90%, 01/15/16	3,000	3,153,052
3.20%, 11/15/21 (Call 08/15/21)	180	186,928
Molson Coors Brewing Co.
2.00%, 05/01/17	1,000	1,019,398
3.50%, 05/01/22[a]	500	528,019
PepsiAmericas Inc.
4.38%, 02/15/14	2,635	2,777,888
4.88%, 01/15/15	100	108,832
5.00%, 05/15/17	180	210,776
PepsiCo Inc.
0.70%, 08/13/15	4,000	4,014,892
0.80%, 08/25/14	100	100,243
1.25%, 08/13/17	1,000	1,003,492
2.50%, 05/10/16	2,327	2,457,774
2.75%, 03/05/22	1,896	1,958,186
3.00%, 08/25/21	465	492,720
3.10%, 01/15/15	2,800	2,954,917
3.75%, 03/01/14	920	963,544
4.50%, 01/15/20	1,396	1,627,540
5.00%, 06/01/18	1,815	2,158,474
7.90%, 11/01/18	6,785	9,144,481

		123,658,211
BIOTECHNOLOGY — 0.78%
Amgen Inc.
1.88%, 11/15/14	1,740	1,774,023
2.13%, 05/15/17	2,234	2,302,626
2.30%, 06/15/16	1,350	1,397,348
2.50%, 11/15/16	1,396	1,458,656

Security	Principal (000s)	Value

3.88%, 11/15/21 (Call 08/15/21)	$4,750	$5,127,372
4.10%, 06/15/21 (Call 03/15/21)	1,750	1,910,185
4.50%, 03/15/20[a]	2,125	2,382,322
4.85%, 11/18/14	2,780	3,015,236
5.70%, 02/01/19	1,593	1,897,301
5.85%, 06/01/17	102	120,993
6.15%, 06/01/18	250	305,819
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,500	1,565,584
Biogen Idec Inc.
6.88%, 03/01/18	750	922,091
Celgene Corp.
2.45%, 10/15/15	200	206,252
3.25%, 08/15/22	1,500	1,504,680
3.95%, 10/15/20	1,850	1,960,335
Genentech Inc.
4.75%, 07/15/15	2,050	2,276,822
Genzyme Corp.
3.63%, 06/15/15	500	538,983
Gilead Sciences Inc.
2.40%, 12/01/14	250	258,183
3.05%, 12/01/16[a]	1,445	1,543,200
4.40%, 12/01/21 (Call 09/01/21)	1,824	2,076,067
4.50%, 04/01/21 (Call 01/01/21)	2,374	2,698,036
Life Technologies Corp.
4.40%, 03/01/15	2,030	2,156,280
5.00%, 01/15/21 (Call 10/15/20)	150	168,460
6.00%, 03/01/20	1,971	2,349,019

		41,915,873
BUILDING MATERIALS — 0.15%
CRH America Inc.
4.13%, 01/15/16[a]	600	618,615
5.30%, 10/15/13	1,816	1,892,966
6.00%, 09/30/16	1,582	1,759,927
8.13%, 07/15/18	1,000	1,202,479

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Martin Marietta Materials Inc.
6.60%, 04/15/18[a]	$250	$273,250
Owens Corning Inc.
6.50%, 12/01/16	1,000	1,119,666
9.00%, 06/15/19	1,140	1,428,540

		8,295,443
CHEMICALS — 1.70%
Air Products and Chemicals Inc.
2.00%, 08/02/16	2,015	2,084,600
3.00%, 11/03/21	1,500	1,591,087
4.38%, 08/21/19	250	285,612
Airgas Inc.
2.85%, 10/01/13	1,110	1,132,957
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,113,751
5.10%, 02/01/15	110	119,795
Cabot Corp.
3.70%, 07/15/22	500	507,730
5.00%, 10/01/16[a]	125	138,868
CF Industries Inc.
6.88%, 05/01/18	3,000	3,636,828
Cytec Industries Inc.
8.95%, 07/01/17	250	308,864
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,101,868
4.13%, 11/15/21 (Call 08/15/21)	2,234	2,446,084
4.25%, 11/15/20 (Call 08/15/20)[a]	3,329	3,655,428
5.70%, 05/15/18	1,210	1,443,234
5.90%, 02/15/15	1,750	1,946,506
7.60%, 05/15/14	3,455	3,825,452
8.55%, 05/15/19	3,532	4,723,854
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14	540	551,147
2.75%, 04/01/16	2,200	2,331,407
3.25%, 01/15/15	3,940	4,181,456
4.25%, 04/01/21[a]	500	581,340
4.63%, 01/15/20	3,127	3,660,587
4.75%, 03/15/15	395	434,739

Security	Principal (000s)	Value

4.88%, 04/30/14	$120	$128,737
5.75%, 03/15/19[a]	300	366,309
5.88%, 01/15/14	578	620,592
6.00%, 07/15/18	3,211	4,051,747
Eastman Chemical Co.
2.40%, 06/01/17	4,500	4,622,932
3.60%, 08/15/22 (Call 05/15/22)	1,862	1,963,435
4.50%, 01/15/21	350	388,250
Ecolab Inc.
2.38%, 12/08/14	370	381,584
3.00%, 12/08/16	3,611	3,842,300
4.35%, 12/08/21	1,862	2,094,034
FMC Corp.
3.95%, 02/01/22	700	741,624
ICI Wilmington Inc.
5.63%, 12/01/13	210	221,419
Lubrizol Corp.
5.50%, 10/01/14	140	152,571
8.88%, 02/01/19	1,326	1,827,750
Monsanto Co.
2.75%, 04/15/16	900	954,328
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,560	1,662,276
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,194,087
3.75%, 09/30/15	140	150,356
4.88%, 03/30/20	105	122,810
5.25%, 05/15/14	2,850	3,065,567
6.50%, 05/15/19	355	446,822
PPG Industries Inc.
1.90%, 01/15/16[a]	225	226,857
3.60%, 11/15/20	2,500	2,671,588
6.65%, 03/15/18	884	1,077,907
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	1,950	1,996,517
3.25%, 09/15/15[a]	1,950	2,078,425
4.05%, 03/15/21	1,700	1,934,676
5.20%, 03/15/17[a]	450	527,169

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.25%, 11/15/14	$1,906	$2,089,871
5.38%, 11/01/16	270	313,916
Rohm and Haas Co.
6.00%, 09/15/17	1,057	1,239,471
RPM International Inc.
6.13%, 10/15/19	500	574,847
Sherwin-Williams Co. (The)
3.13%, 12/15/14	620	649,353
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,650	1,769,929
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,250	2,396,904
7.25%, 06/15/19	150	182,574
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	394,656

		90,927,384
COMMERCIAL SERVICES — 0.39%
ADT Corp. (The)
2.25%, 07/15/17[e]	2,250	2,292,018
Block Financial LLC
5.13%, 10/30/14[a]	1,090	1,147,225
Cornell University
5.45%, 02/01/19	750	914,945
Emory University
5.63%, 09/01/19	1,000	1,239,038
Equifax Inc.
4.45%, 12/01/14	100	105,076
Johns Hopkins University
5.25%, 07/01/19	750	907,357
Moody’s Corp.
5.50%, 09/01/20[a]	800	895,234
Princeton University
Series A
4.95%, 03/01/19	1,500	1,803,440
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	900	987,974

Security	Principal (000s)	Value

Stanford University
3.63%, 05/01/14	$3,000	$3,156,604
4.75%, 05/01/19	318	379,884
Trustees of Dartmouth College
4.75%, 06/01/19	500	593,183
Vanderbilt University
5.25%, 04/01/19	750	904,541
Western Union Co. (The)
3.65%, 08/22/18	1,250	1,380,655
5.25%, 04/01/20[a]	802	925,903
5.93%, 10/01/16[a]	1,400	1,638,847
6.50%, 02/26/14	300	322,071
Yale University
2.90%, 10/15/14	1,000	1,050,023

		20,644,018
COMPUTERS — 1.39%
Computer Sciences Corp.
6.50%, 03/15/18	1,500	1,680,903
Dell Inc.
1.40%, 09/10/13	560	565,282
2.10%, 04/01/14	1,000	1,021,582
2.30%, 09/10/15	1,500	1,546,947
3.10%, 04/01/16[a]	1,000	1,053,919
4.63%, 04/01/21[a]	1,250	1,361,876
5.63%, 04/15/14	320	344,419
5.65%, 04/15/18	500	582,197
5.88%, 06/15/19[a]	965	1,133,378
Electronic Data Systems Corp.
Series B
6.00%, 08/01/13	2,370	2,477,244
Hewlett-Packard Co.
1.25%, 09/13/13	1,000	1,002,805
2.20%, 12/01/15	2,000	2,016,116
2.35%, 03/15/15	3,500	3,548,203
2.65%, 06/01/16	1,396	1,416,092
3.00%, 09/15/16	2,018	2,068,473
3.30%, 12/09/16	1,862	1,926,001
3.75%, 12/01/20	3,416	3,329,846
4.30%, 06/01/21	2,290	2,279,481
4.38%, 09/15/21	2,327	2,320,442

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.65%, 12/09/21	$1,153	$1,169,160
4.75%, 06/02/14	4,290	4,516,709
5.50%, 03/01/18	447	505,762
6.13%, 03/01/14	5,238	5,589,819
International Business Machines Corp.
0.55%, 02/06/15	250	250,347
1.25%, 05/12/14	4,850	4,912,508
1.25%, 02/06/17	3,723	3,771,804
1.88%, 08/01/22	1,000	971,796
1.95%, 07/22/16	675	703,437
2.00%, 01/05/16	1,992	2,060,873
2.90%, 11/01/21	1,400	1,494,985
5.70%, 09/14/17	2,150	2,618,241
6.50%, 10/15/13	2,500	2,671,262
7.63%, 10/15/18	4,179	5,642,542
8.38%, 11/01/19	3,002	4,268,084
Lexmark International Inc.
6.65%, 06/01/18[a]	1,200	1,291,745

		74,114,280
COSMETICS & PERSONAL CARE — 0.45%
Avon Products Inc.
4.20%, 07/15/18[a]	700	685,803
5.63%, 03/01/14	1,000	1,049,106
6.50%, 03/01/19[a]	250	261,940
Colgate-Palmolive Co.
1.30%, 01/15/17	2,000	2,038,790
2.30%, 05/03/22	1,000	1,013,643
2.63%, 05/01/17	500	537,494
3.15%, 08/05/15	1,340	1,435,273
5.20%, 11/07/16	750	877,146
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	446,712
Procter & Gamble Co. (The)
0.70%, 08/15/14	3,300	3,316,916
1.45%, 08/15/16	2,653	2,725,544
1.80%, 11/15/15	2,709	2,808,318
2.30%, 02/06/22	500	510,108
3.50%, 02/15/15	1,430	1,522,161
4.70%, 02/15/19	3,723	4,407,375
4.85%, 12/15/15	210	239,076

Security	Principal (000s)	Value

4.95%, 08/15/14	$300	$326,091
Series A
9.36%, 01/01/21	109	147,623

		24,349,119
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,020,558
6.88%, 07/01/13	120	125,604
Ingram Micro Inc.
5.25%, 09/01/17	700	752,517

		1,898,679
DIVERSIFIED FINANCIAL SERVICES — 7.78%
Alterra Finance LLC
6.25%, 09/30/20	400	448,032
American Express Co.
4.88%, 07/15/13	1,846	1,912,764
5.50%, 09/12/16	4,125	4,803,656
6.15%, 08/28/17	195	235,870
6.80%, 09/01/66 (Call 09/01/16)[c]	1,322	1,398,015
7.00%, 03/19/18	1,800	2,284,928
7.25%, 05/20/14	3,210	3,564,190
8.13%, 05/20/19	3,460	4,686,667
American Express Credit Corp.
2.38%, 03/24/17	6,200	6,495,187
2.75%, 09/15/15	5,000	5,277,817
2.80%, 09/19/16	2,374	2,528,841
Series D
5.13%, 08/25/14	2,070	2,246,818
Ameriprise Financial Inc.
5.30%, 03/15/20	2,250	2,602,914
5.65%, 11/15/15	1,650	1,875,017
7.30%, 06/28/19	135	170,455
Ameritech Capital Funding Corp.
6.45%, 01/15/18	420	494,870
Associates Corp. of North America
6.95%, 11/01/18	158	185,148
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18	160	179,982
5.30%, 10/30/15	111	122,379

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.55%, 01/22/17	$102	$115,554
5.70%, 11/15/14	3,729	4,095,117
6.40%, 10/02/17	2,375	2,846,484
7.25%, 02/01/18[a]	8,251	10,297,180
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,197,919
2.90%, 08/15/18 (Call 07/15/18)	100	108,445
Capital One Bank (USA) N.A.
5.13%, 02/15/14	170	179,912
8.80%, 07/15/19	2,643	3,410,859
Caterpillar Financial Services Corp.
1.38%, 05/20/14	120	121,740
1.55%, 12/20/13	4,890	4,960,010
1.65%, 04/01/14	90	91,521
2.65%, 04/01/16	240	253,929
4.63%, 06/01/15[a]	180	198,208
6.13%, 02/17/14	4,350	4,700,659
6.20%, 09/30/13	1,210	1,285,501
7.15%, 02/15/19	3,435	4,486,056
Series F
4.75%, 02/17/15	110	120,447
Charles Schwab Corp. (The)
3.23%, 09/01/22[e]	1,360	1,378,857
4.45%, 07/22/20	1,500	1,687,354
CME Group Inc.
5.75%, 02/15/14	2,150	2,312,624
Countrywide Financial Corp.
6.25%, 05/15/16	750	800,946
Credit Suisse (USA) Inc.
4.88%, 01/15/15	5,050	5,440,438
5.13%, 01/15/14	190	200,180
5.13%, 08/15/15	2,643	2,919,556
5.38%, 03/02/16	1,949	2,170,655
5.50%, 08/15/13	980	1,021,576
5.85%, 08/16/16	1,500	1,709,679
Discover Financial Services
5.20%, 04/27/22[e]	1,300	1,395,526
6.45%, 06/12/17	475	540,707

Security	Principal (000s)	Value

Eaton Vance Corp.
6.50%, 10/02/17	$1,250	$1,464,746
Ford Motor Credit Co. LLC
3.00%, 06/12/17	6,396	6,410,802
3.88%, 01/15/15	10,800	11,124,000
4.25%, 02/03/17	2,792	2,931,600
5.00%, 05/15/18	2,129	2,278,030
5.63%, 09/15/15	6,500	7,052,500
5.75%, 02/01/21	1,778	1,942,465
6.63%, 08/15/17	2,792	3,189,860
7.00%, 04/15/15	5,519	6,112,292
8.00%, 12/15/16	2,327	2,757,495
8.13%, 01/15/20	2,792	3,434,160
Franklin Resources Inc.
4.63%, 05/20/20	350	401,565
General Electric Capital Corp.
1.88%, 09/16/13	4,000	4,058,056
2.10%, 01/07/14	2,000	2,040,911
2.90%, 01/09/17	6,200	6,565,358
2.95%, 05/09/16	2,792	2,952,491
3.35%, 10/17/16	3,690	3,970,323
3.50%, 06/29/15	2,590	2,763,133
4.38%, 09/21/15	2,000	2,193,576
4.38%, 09/16/20	2,970	3,301,788
4.63%, 01/07/21	9,480	10,690,003
4.65%, 10/17/21	5,480	6,223,878
4.75%, 09/15/14	190	204,438
4.88%, 03/04/15	290	317,446
5.00%, 01/08/16	4,485	5,012,399
5.30%, 02/11/21	255	293,473
5.38%, 10/20/16	149	169,836
5.50%, 01/08/20	1,390	1,646,616
5.63%, 09/15/17	6,920	8,172,289
5.63%, 05/01/18	9,800	11,626,310
5.90%, 05/13/14	7,610	8,280,682
6.00%, 08/07/19	2,580	3,130,836
6.38%, 11/15/67 (Call 11/15/17)[c]	2,000	2,105,000
Series A
3.75%, 11/14/14	9,200	9,765,018
5.55%, 05/04/20	2,000	2,375,436
6.90%, 09/15/15	330	383,892

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	$1,100	$1,067,000
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,786,414
5.25%, 04/15/15	240	258,275
5.50%, 01/19/16	6,700	7,314,487
6.68%, 01/15/21	4,443	5,023,918
Jefferies Group Inc.
3.88%, 11/09/15[a]	800	806,000
5.13%, 04/13/18	2,606	2,632,060
5.50%, 03/15/16	1,450	1,518,875
5.88%, 06/08/14	280	296,100
6.88%, 04/15/21	568	603,500
8.50%, 07/15/19	1,100	1,254,000
John Deere Capital Corp.
0.88%, 04/17/15	1,500	1,507,113
1.60%, 03/03/14	2,950	2,995,198
1.85%, 09/15/16	800	825,334
2.25%, 06/07/16	3,700	3,863,929
2.75%, 03/15/22	2,500	2,577,873
2.80%, 09/18/17	1,500	1,609,785
2.95%, 03/09/15	460	485,919
3.90%, 07/12/21	1,150	1,305,356
Series D
5.35%, 04/03/18	3,000	3,617,452
Lazard Group LLC
6.85%, 06/15/17	2,100	2,339,245
7.13%, 05/15/15	270	294,362
MBNA Corp.
5.00%, 06/15/15	270	289,631
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	7,892	8,370,719
6.05%, 05/16/16	4,900	5,278,175
6.40%, 08/28/17	3,615	4,091,826
6.50%, 07/15/18	330	374,678
6.88%, 04/25/18	8,128	9,411,238
6.88%, 11/15/18	307	356,939
Series B
5.30%, 09/30/15	149	160,867

Security	Principal (000s)	Value

Series C
5.00%, 02/03/14	$1,520	$1,578,670
5.00%, 01/15/15	1,870	1,986,200
Murray Street Investment Trust I
4.65%, 03/09/17[b]	5,400	5,611,765
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	180	188,756
5.25%, 01/16/18	120	128,701
5.55%, 01/15/20	2,500	2,644,858
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	55	55,207
1.13%, 11/01/13	540	544,069
1.90%, 11/01/15	1,500	1,542,323
3.05%, 03/01/16	3,150	3,360,656
3.05%, 02/15/22 (Call 11/15/21)	600	626,344
4.75%, 03/01/14	220	233,523
5.45%, 02/01/18[a]	1,000	1,182,052
5.50%, 07/01/13	1,500	1,562,322
10.38%, 11/01/18	1,500	2,171,392
Nomura Holdings Inc.
4.13%, 01/19/16	1,675	1,724,417
5.00%, 03/04/15[a]	3,070	3,225,450
6.70%, 03/04/20	2,522	2,895,922
ORIX Corp.
4.71%, 04/27/15	1,250	1,312,204
5.00%, 01/12/16	1,461	1,564,078
PACCAR Financial Corp.
0.75%, 08/14/15	1,000	1,004,602
1.55%, 09/29/14	1,000	1,016,951
Raymond James Financial Inc.
4.25%, 04/15/16	350	369,868
8.60%, 08/15/19	200	249,116
SLM Corp.
5.00%, 10/01/13	1,990	2,064,625
5.05%, 11/14/14	140	146,300
6.00%, 01/25/17	931	986,860
6.25%, 01/25/16	4,003	4,253,187
7.25%, 01/25/22	1,396	1,507,680
8.00%, 03/25/20	2,616	2,956,080

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

8.45%, 06/15/18	$3,880	$4,462,000
Series A
5.00%, 04/15/15	250	261,563
5.38%, 05/15/14	1,665	1,742,006
Swedish Export Credit Corp.
1.75%, 10/20/15	1,355	1,389,407
2.13%, 07/13/16[a]	6,250	6,501,035
3.25%, 09/16/14	1,500	1,577,304
5.13%, 03/01/17	1,000	1,164,835
TD Ameritrade Holding Corp.
4.15%, 12/01/14	1,800	1,918,478
5.60%, 12/01/19	500	578,369
Toyota Motor Credit Corp.
1.00%, 02/17/15	700	705,757
1.25%, 11/17/14	1,500	1,521,498
1.38%, 08/12/13	1,320	1,332,827
2.00%, 09/15/16	3,369	3,499,698
2.05%, 01/12/17	3,397	3,528,638
2.80%, 01/11/16	3,332	3,527,780
3.20%, 06/17/15	3,600	3,849,375
3.30%, 01/12/22	1,862	1,999,665
3.40%, 09/15/21	2,682	2,907,168
4.25%, 01/11/21	750	858,015
Series B
4.50%, 06/17/20	146	168,989
XTRA Finance Corp.
5.15%, 04/01/17	250	285,533

		415,694,278
ELECTRIC — 4.41%
Alabama Power Co.
5.50%, 10/15/17	190	225,814
Alliant Energy Corp.
4.00%, 10/15/14	60	62,702
Ameren Corp.
8.88%, 05/15/14	1,600	1,782,701
Ameren Illinois Co.
2.70%, 09/01/22	1,000	1,008,489
6.13%, 11/15/17	2,300	2,729,545
Appalachian Power Co.
7.95%, 01/15/20[a]	1,500	1,997,944

Security	Principal (000s)	Value

Series K
5.00%, 06/01/17	$150	$169,584
Series S
3.40%, 05/24/15	150	156,804
Arizona Public Service Co.
4.65%, 05/15/15	80	86,672
5.80%, 06/30/14	2,360	2,550,261
6.25%, 08/01/16	260	303,592
Avista Corp.
5.13%, 04/01/22	85	103,399
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,000	1,020,711
Carolina Power & Light Co.
5.13%, 09/15/13	110	115,411
5.15%, 04/01/15	80	89,223
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13	150	158,556
5.70%, 04/01/17	500	577,138
Series D
7.88%, 11/01/17	2,720	3,440,530
Commonwealth Edison Co.
1.63%, 01/15/14	150	152,043
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,209,450
3.40%, 09/01/21 (Call 06/01/21)	1,000	1,092,120
4.70%, 04/15/15	190	208,706
Series 104
5.95%, 08/15/16	210	247,110
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	1,425	1,715,246
Series 09-A
5.50%, 02/01/19	300	355,723
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	2,300	2,703,975
5.85%, 04/01/18	1,350	1,659,549
7.13%, 12/01/18	1,174	1,546,238

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Series 05-C
5.38%, 12/15/15	$1,320	$1,511,331
Series 06-D
5.30%, 12/01/16	140	164,047
Constellation Energy Group Inc.
4.55%, 06/15/15	2,713	2,923,249
5.15%, 12/01/20 (Call 09/01/20)	1,100	1,253,418
Consumers Energy Co.
5.15%, 02/15/17	1,120	1,308,870
5.65%, 09/15/18	250	307,298
5.65%, 04/15/20	180	221,750
6.13%, 03/15/19	750	938,063
6.70%, 09/15/19	1,375	1,780,284
Series P
5.50%, 08/15/16	190	221,491
Dayton Power & Light Co. (The)
5.13%, 10/01/13	150	156,939
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,084,782
3.90%, 06/01/21 (Call 03/01/21)	2,550	2,871,142
Dominion Resources Inc.
1.80%, 03/15/14	160	162,995
1.95%, 08/15/16	2,000	2,073,731
4.45%, 03/15/21	3,250	3,744,555
5.20%, 08/15/19	210	249,487
6.40%, 06/15/18	750	938,967
8.88%, 01/15/19	2,100	2,889,511
Series A
5.60%, 11/15/16	180	212,001
Series C
5.15%, 07/15/15	3,568	3,992,374
DTE Energy Co.
6.35%, 06/01/16	210	247,443
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)[a]	1,660	1,876,807
5.30%, 10/01/15	180	205,553
7.00%, 11/15/18[a]	2,330	3,038,754

Security	Principal (000s)	Value

Duke Energy Corp.
2.15%, 11/15/16	$1,000	$1,032,711
3.05%, 08/15/22 (Call 05/15/22)	1,000	1,009,175
3.35%, 04/01/15	290	308,542
3.55%, 09/15/21 (Call 06/15/21)	1,050	1,109,910
3.95%, 09/15/14	1,625	1,727,408
5.05%, 09/15/19	500	586,649
6.30%, 02/01/14	3,000	3,235,212
Duke Energy Indiana Inc.
3.75%, 07/15/20	3,250	3,572,034
5.00%, 09/15/13	130	135,948
6.05%, 06/15/16	500	587,575
Duke Energy Ohio Inc.
5.45%, 04/01/19	300	361,222
Edison International
3.75%, 09/15/17	1,500	1,617,959
Empresa Nacional de Electricidad SA
8.35%, 08/01/13	160	169,760
Enersis SA
7.40%, 12/01/16	2,000	2,340,000
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	1,500	1,574,304
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,068,046
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,350	1,578,931
Entergy Louisiana LLC
1.88%, 12/15/14	1,300	1,330,838
Entergy Texas Inc.
7.13%, 02/01/19	1,955	2,401,583
Exelon Corp.
4.90%, 06/15/15	3,833	4,160,966
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)[a]	2,450	2,539,627
5.20%, 10/01/19	1,200	1,337,887

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.35%, 01/15/14	$3,233	$3,420,653
6.20%, 10/01/17	400	472,382
FirstEnergy Solutions Corp.
4.80%, 02/15/15	2,540	2,738,603
6.05%, 08/15/21[a]	2,400	2,650,632
Florida Power & Light Co.
5.55%, 11/01/17	2,095	2,556,405
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)	560	588,511
4.55%, 04/01/20	65	74,816
5.10%, 12/01/15	260	295,860
5.65%, 06/15/18	1,533	1,870,453
FPL Group Capital Inc.
2.55%, 11/15/13	1,000	1,020,626
6.65%, 06/15/67 (Call 06/15/17)[c]	768	814,080
7.88%, 12/15/15	1,174	1,403,110
Georgia Power Co.
1.30%, 09/15/13	530	534,242
2.85%, 05/15/22	1,000	1,028,849
4.25%, 12/01/19[a]	1,000	1,132,150
5.40%, 06/01/18	300	352,511
Series Z
5.25%, 12/15/15	190	214,131
Great Plains Energy Inc.
4.85%, 06/01/21	350	387,754
5.29%, 06/15/22 (Call 03/15/22)[b]	950	1,049,467
Integrys Energy Group Inc.
4.17%, 11/01/20	500	530,425
Jersey Central Power & Light Co.
5.63%, 05/01/16	180	207,804
7.35%, 02/01/19	1,000	1,281,554
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,172,597
6.38%, 03/01/18	100	120,098
7.15%, 04/01/19	1,650	2,117,307

Security	Principal (000s)	Value

Kentucky Utilities Co.
1.63%, 11/01/15	$1,300	$1,333,773
3.25%, 11/01/20 (Call 08/01/20)	600	649,496
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,118,222
3.75%, 11/15/20[a]	300	315,960
4.38%, 10/01/21 (Call 07/01/21)	1,000	1,084,759
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	256,573
Metropolitan Edison Co.
4.88%, 04/01/14	80	84,497
MidAmerican Energy Holdings Co.
4.65%, 10/01/14	110	118,194
5.30%, 03/15/18	250	294,527
5.75%, 04/01/18	2,683	3,204,596
Series D
5.00%, 02/15/14	80	84,700
Mississippi Power Co.
2.35%, 10/15/16	2,400	2,506,015
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	500	545,051
8.75%, 05/01/19	750	948,417
Nevada Power Co.
6.50%, 08/01/18	1,250	1,562,605
7.13%, 03/15/19	1,000	1,283,450
Series O
6.50%, 05/15/18	500	623,878
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,030,885
4.50%, 06/01/21 (Call 03/01/21)	500	557,372
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	431,909
5.25%, 09/15/17	310	353,318
5.40%, 07/15/14	100	107,121
5.45%, 09/15/20	330	376,909

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.13%, 03/01/22	$150	$181,416
6.40%, 03/15/18	3,258	3,987,442
6.80%, 01/15/19	420	505,364
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	984,887
2.15%, 08/15/22 (Call 02/15/22)	1,000	1,003,308
NSTAR
4.50%, 11/15/19	1,175	1,319,732
NSTAR Electric Co.
4.88%, 04/15/14	50	53,004
5.63%, 11/15/17	250	294,622
Oglethorpe Power Corp.
6.10%, 03/15/19	250	302,922
Ohio Power Co.
6.00%, 06/01/16	1,650	1,913,361
Series M
5.38%, 10/01/21[a]	2,090	2,498,036
Oncor Electric Delivery Co.
6.38%, 01/15/15	1,502	1,670,401
6.80%, 09/01/18	2,000	2,420,945
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	931	1,027,324
4.25%, 05/15/21 (Call 02/15/21)[a]	1,700	1,936,690
4.80%, 03/01/14	4,662	4,944,806
5.63%, 11/30/17	300	363,950
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,050	1,109,427
3.85%, 06/15/21 (Call 03/15/21)	1,300	1,463,570
Pacificorp
5.50%, 01/15/19	500	600,458
Peco Energy Co.
5.35%, 03/01/18	500	599,883
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,427,917

Security	Principal (000s)	Value

PPL Electric Utilities Corp.
3.00%, 09/15/21	$950	$1,014,967
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	1,500	1,595,435
5.40%, 08/15/14	240	256,880
6.20%, 05/15/16	483	540,448
6.30%, 07/15/13	2,250	2,358,313
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	500	527,187
5.30%, 01/15/19	3,000	3,616,784
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	202,216
4.40%, 01/15/21 (Call 10/15/20)	2,700	3,019,621
4.88%, 12/01/19	250	289,805
5.63%, 01/15/16	160	183,344
PSEG Power LLC
2.50%, 04/15/13	1,500	1,517,607
2.75%, 09/15/16	500	513,554
4.15%, 09/15/21 (Call 06/15/21)	750	800,497
5.13%, 04/15/20[a]	868	979,385
5.50%, 12/01/15	2,410	2,690,796
Public Service Co. of Colorado
5.13%, 06/01/19	140	167,855
Series 15
5.50%, 04/01/14	80	86,133
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	139,774
5.15%, 12/01/19	115	132,919
Public Service Electric & Gas Co.
3.50%, 08/15/20	275	299,639
5.00%, 08/15/14	60	64,847
Series C
5.38%, 09/01/13	80	83,740
Series G
0.85%, 08/15/14	45	45,195
San Diego Gas & Electric Co.
3.00%, 08/15/21	600	633,170

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	$300	$307,341
4.75%, 05/15/21 (Call 02/15/21)	1,600	1,725,478
Scottish Power Ltd.
5.38%, 03/15/15	1,190	1,233,693
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	1,500	1,760,331
South Carolina Electric & Gas Co.
5.25%, 11/01/18	170	199,773
6.50%, 11/01/18	750	932,689
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	1,150	1,297,359
5.00%, 01/15/14	115	122,106
5.00%, 01/15/16	1,260	1,431,329
5.75%, 03/15/14	1,375	1,483,827
Series 04-F
4.65%, 04/01/15	90	98,859
Southern Co. (The)
1.95%, 09/01/16	1,215	1,250,623
2.38%, 09/15/15	1,700	1,746,961
Southern Power Co.
Series D
4.88%, 07/15/15	2,120	2,314,576
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,395,079
Series E
5.55%, 01/15/17	250	283,638
Series F
5.88%, 03/01/18	1,000	1,164,207
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	1,125	1,545,340
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,241,510
TECO Finance Inc.
4.00%, 03/15/16	345	374,031
5.15%, 03/15/20	2,070	2,373,841

Security	Principal (000s)	Value

TransAlta Corp.
4.75%, 01/15/15	$2,100	$2,199,574
5.75%, 12/15/13	130	136,123
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,100,623
UIL Holdings Corp.
4.63%, 10/01/20	500	526,225
Union Electric Co.
5.10%, 10/01/19	210	250,302
5.40%, 02/01/16	230	259,787
6.00%, 04/01/18	225	278,390
6.40%, 06/15/17	500	610,275
6.70%, 02/01/19	1,000	1,291,250
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)[a]	350	369,721
5.95%, 09/15/17	1,150	1,422,844
Series A
5.40%, 01/15/16	410	471,185
Westar Energy Inc.
5.10%, 07/15/20	140	167,375
6.00%, 07/01/14	90	97,592
Wisconsin Electric Power Co.
2.95%, 09/15/21	650	683,599
4.25%, 12/15/19	250	285,910
6.00%, 04/01/14	2,375	2,561,977
Wisconsin Power & Light Co.
5.00%, 07/15/19[a]	1,650	1,941,641
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,700	2,004,563

		235,848,735
ELECTRICAL COMPONENTS & EQUIPMENT — 0.17%
Emerson Electric Co.
4.13%, 04/15/15	1,800	1,955,351
4.25%, 11/15/20	125	145,025
4.75%, 10/15/15	170	190,426
4.88%, 10/15/19	2,300	2,734,701
5.25%, 10/15/18	1,484	1,794,129
5.63%, 11/15/13	50	53,090

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Energizer Holdings Inc.
4.70%, 05/19/21	$1,500	$1,607,012
4.70%, 05/24/22	500	530,734

		9,010,468
ELECTRONICS — 0.64%
Agilent Technologies Inc.
5.00%, 07/15/20	1,100	1,243,902
5.50%, 09/14/15	1,750	1,957,405
6.50%, 11/01/17	800	965,059
Amphenol Corp.
4.75%, 11/15/14	2,700	2,903,277
Arrow Electronics Inc.
6.00%, 04/01/20	125	137,663
Avnet Inc.
5.88%, 03/15/14	1,000	1,052,548
5.88%, 06/15/20	1,750	1,929,094
6.63%, 09/15/16	350	397,245
Honeywell International Inc.
3.88%, 02/15/14	3,050	3,197,889
4.25%, 03/01/21[a]	1,025	1,198,959
5.00%, 02/15/19	1,713	2,055,720
5.30%, 03/15/17	250	295,181
5.30%, 03/01/18	938	1,128,404
5.40%, 03/15/16	210	242,865
Koninklijke Philips Electronics NV
3.75%, 03/15/22	1,396	1,508,409
5.75%, 03/11/18	2,118	2,560,384
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,650	1,817,129
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	1,100	1,118,841
3.20%, 03/01/16	1,447	1,538,360
3.25%, 11/20/14	1,970	2,068,081
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,643,906
4.50%, 03/01/21	2,853	3,214,646
5.00%, 06/01/15	220	243,222

		34,418,189

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance (USA) Inc.
1.63%, 05/08/17	$2,000	$2,029,708
2.88%, 05/08/22	1,396	1,441,620
Fluor Corp.
3.38%, 09/15/21	1,100	1,153,520

		4,624,848
ENTERTAINMENT — 0.04%
International Game Technology
5.50%, 06/15/20	500	556,353
7.50%, 06/15/19	1,465	1,756,203

		2,312,556
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,396	1,452,883
3.80%, 05/15/18	250	272,774
5.00%, 03/01/20	1,629	1,868,394
5.50%, 09/15/19	1,795	2,113,582
Waste Management Inc.
2.60%, 09/01/16	900	938,399
4.60%, 03/01/21	1,500	1,701,410
5.00%, 03/15/14	190	201,647
6.10%, 03/15/18[a]	1,334	1,600,261
6.38%, 03/11/15	2,350	2,649,219

		12,798,569
FOOD — 1.84%
Campbell Soup Co.
3.05%, 07/15/17	500	541,246
3.38%, 08/15/14	2,130	2,243,607
4.25%, 04/15/21	1,000	1,138,039
4.50%, 02/15/19	80	91,208
4.88%, 10/01/13	90	94,222
ConAgra Foods Inc.
5.88%, 04/15/14	700	754,454
7.00%, 04/15/19[a]	1,250	1,559,886
Delhaize Group SA
4.13%, 04/10/19[a]	1,000	964,611
5.88%, 02/01/14	120	126,156
6.50%, 06/15/17[a]	1,380	1,500,871

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

General Mills Inc.
1.55%, 05/16/14	$1,000	$1,014,809
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,456,009
5.20%, 03/17/15	250	276,363
5.25%, 08/15/13	300	313,488
5.65%, 02/15/19	2,558	3,118,551
5.70%, 02/15/17	3,030	3,612,967
H.J. Heinz Co.
1.50%, 03/01/17	1,500	1,509,979
2.00%, 09/12/16	150	155,325
3.13%, 09/12/21 (Call 06/12/21)	1,050	1,100,372
5.35%, 07/15/13	1,410	1,467,679
Hershey Co. (The)
1.50%, 11/01/16	2,000	2,028,624
4.13%, 12/01/20	600	683,634
4.85%, 08/15/15	140	155,258
5.45%, 09/01/16	180	208,284
Hormel Foods Corp.
4.13%, 04/15/21	125	141,567
Ingredion Inc.
3.20%, 11/01/15	250	261,569
4.63%, 11/01/20	1,150	1,270,136
J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	2,126,412
Kellogg Co.
1.88%, 11/17/16	1,500	1,541,626
3.25%, 05/21/18	940	1,024,627
4.00%, 12/15/20	1,163	1,296,256
4.15%, 11/15/19	1,250	1,405,989
4.45%, 05/30/16	2,792	3,123,786
Kraft Foods Group Inc.
1.63%, 06/04/15[e]	650	659,731
2.25%, 06/05/17[e]	5,000	5,179,319
3.50%, 06/06/22[e]	5,000	5,269,503
Kraft Foods Inc.
4.13%, 02/09/16	2,336	2,561,595
5.25%, 10/01/13	660	692,301
5.38%, 02/10/20	5,609	6,747,161
6.13%, 02/01/18	2,801	3,423,966
6.13%, 08/23/18	2,988	3,698,721

Security	Principal (000s)	Value

6.50%, 08/11/17	$2,448	$3,009,858
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,375,615
3.90%, 10/01/15	2,100	2,258,364
4.95%, 01/15/15	90	97,885
6.15%, 01/15/20	53	64,503
6.40%, 08/15/17	1,750	2,107,217
6.80%, 12/15/18	290	353,696
7.50%, 01/15/14	2,200	2,399,886
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,328,315
Nabisco Inc.
7.55%, 06/15/15	280	329,101
Ralcorp Holdings Inc.
4.95%, 08/15/20[a]	1,400	1,473,950
Safeway Inc.
3.95%, 08/15/20[a]	2,000	1,893,342
4.75%, 12/01/21[a]	1,000	987,934
5.00%, 08/15/19[a]	55	55,926
5.63%, 08/15/14	50	52,987
6.35%, 08/15/17[a]	1,050	1,160,047
Sara Lee Corp.
2.75%, 09/15/15	100	102,819
4.10%, 09/15/20	798	824,899
Sysco Corp.
5.25%, 02/12/18	2,000	2,391,205
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	2,000	2,021,163
6.85%, 04/01/16	800	900,000
Unilever Capital Corp.
0.85%, 08/02/17	1,200	1,186,973
2.75%, 02/10/16	430	456,489
3.65%, 02/15/14	2,500	2,614,568
4.25%, 02/10/21	1,769	2,070,309
4.80%, 02/15/19	186	219,330

		98,276,288
FOREST PRODUCTS & PAPER — 0.34%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	2,000	2,103,020
5.63%, 04/20/15	120	129,522

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

7.25%, 07/29/19	$1,325	$1,594,823
Domtar Corp.
10.75%, 06/01/17	1,000	1,290,000
International Paper Co.
5.25%, 04/01/16[a]	340	376,813
5.30%, 04/01/15	280	306,541
7.40%, 06/15/14[a]	1,076	1,185,055
7.50%, 08/15/21	3,016	3,919,548
7.95%, 06/15/18	2,647	3,371,139
9.38%, 05/15/19	1,331	1,798,161
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,800,159
5.88%, 11/15/15	270	294,038

		18,168,819
GAS — 0.25%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,500	1,573,815
5.25%, 08/15/19	350	410,781
6.38%, 07/15/16	425	492,266
Atmos Energy Corp.
4.95%, 10/15/14	120	129,330
6.35%, 06/15/17	150	179,294
CenterPoint Energy Inc.
5.95%, 02/01/17	200	230,968
Consolidated Natural Gas Co.
Series A
5.00%, 12/01/14	110	120,471
National Grid PLC
6.30%, 08/01/16	2,084	2,409,098
Questar Corp.
2.75%, 02/01/16	200	208,655
Sempra Energy
2.00%, 03/15/14	2,575	2,625,091
6.15%, 06/15/18	2,284	2,779,098
9.80%, 02/15/19	1,250	1,735,408
Southern California Gas Co.
Series HH
5.45%, 04/15/18	200	242,473

		13,136,748

Security	Principal (000s)	Value

HAND & MACHINE TOOLS — 0.07%
Kennametal Inc.
3.88%, 02/15/22	$442	$462,021
Snap-On Inc.
4.25%, 01/15/18	450	492,973
6.13%, 09/01/21	125	152,163
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	590	620,480
5.75%, 11/15/16	1,720	1,982,837

		3,710,474
HEALTH CARE — PRODUCTS — 0.94%
Baxter International Inc.
1.85%, 01/15/17	2,950	3,025,431
4.00%, 03/01/14	160	167,923
4.25%, 03/15/20	650	735,683
4.50%, 08/15/19	1,200	1,384,379
4.63%, 03/15/15	190	207,261
5.38%, 06/01/18	250	297,896
5.90%, 09/01/16	1,100	1,306,203
Becton, Dickinson and Co.
1.75%, 11/08/16	2,000	2,046,653
3.13%, 11/08/21	1,787	1,891,245
3.25%, 11/12/20	2,000	2,131,467
Boston Scientific Corp.
4.50%, 01/15/15	2,390	2,556,880
6.00%, 01/15/20	1,862	2,227,163
6.40%, 06/15/16	1,500	1,739,788
CareFusion Corp.
5.13%, 08/01/14	1,850	1,978,892
6.38%, 08/01/19	1,205	1,447,873
Covidien International Finance SA
4.20%, 06/15/20	4,050	4,561,009
6.00%, 10/15/17	1,061	1,281,146
CR Bard Inc.
2.88%, 01/15/16	700	735,137
4.40%, 01/15/21	125	143,725
Hospira Inc.
5.90%, 06/15/14	100	107,594
6.05%, 03/30/17	1,800	2,062,544
6.40%, 05/15/15	45	50,071

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Medtronic Inc.
2.63%, 03/15/16[a]	$3,000	$3,164,022
3.00%, 03/15/15	220	232,468
4.13%, 03/15/21 (Call 12/15/20)	1,500	1,703,978
4.45%, 03/15/20	2,094	2,409,764
4.50%, 03/15/14	940	992,692
5.60%, 03/15/19	750	906,389
Series B
4.75%, 09/15/15	420	470,482
St. Jude Medical Inc.
2.50%, 01/15/16[a]	250	259,889
3.75%, 07/15/14	1,720	1,806,631
4.88%, 07/15/19	1,000	1,158,460
Stryker Corp.
2.00%, 09/30/16	990	1,026,777
4.38%, 01/15/20[a]	1,500	1,703,068
Zimmer Holdings Inc.
1.40%, 11/30/14	570	574,081
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,241,993
4.63%, 11/30/19	350	398,688

		50,135,345
HEALTH CARE — SERVICES — 0.93%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	1,000	1,016,007
3.95%, 09/01/20	1,257	1,368,154
4.13%, 06/01/21 (Call 03/01/21)[a]	1,800	1,991,781
6.00%, 06/15/16	838	981,535
Cigna Corp.
2.75%, 11/15/16	1,150	1,208,499
4.00%, 02/15/22 (Call 11/15/21)	149	159,511
4.38%, 12/15/20 (Call 09/15/20)	900	985,832
4.50%, 03/15/21 (Call 12/15/20)	2,336	2,568,101
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	715	845,327

Security	Principal (000s)	Value

5.95%, 03/15/17	$1,150	$1,322,043
Howard Hughes Medical Institute
3.45%, 09/01/14	750	793,566
Humana Inc.
6.30%, 08/01/18	200	232,037
6.45%, 06/01/16	340	387,156
7.20%, 06/15/18	2,600	3,138,232
Laboratory Corp. of America Holdings
3.13%, 05/15/16	1,500	1,565,579
4.63%, 11/15/20 (Call 08/15/20)	1,550	1,695,005
5.63%, 12/15/15	170	191,003
Quest Diagnostics Inc.
4.70%, 04/01/21	1,500	1,684,078
4.75%, 01/30/20	150	168,784
5.45%, 11/01/15	2,370	2,647,280
6.40%, 07/01/17	480	573,227
UnitedHealth Group Inc.
1.88%, 11/15/16[a]	900	923,076
3.38%, 11/15/21 (Call 08/15/21)	2,700	2,885,612
3.88%, 10/15/20 (Call 07/15/20)	100	110,049
4.70%, 02/15/21[a]	1,300	1,515,358
4.88%, 03/15/15	1,322	1,450,363
6.00%, 06/15/17	1,750	2,140,015
6.00%, 02/15/18	2,169	2,646,997
WellPoint Inc.
3.13%, 05/15/22	1,396	1,397,357
3.70%, 08/15/21 (Call 05/15/21)	2,000	2,088,969
4.35%, 08/15/20	1,000	1,097,656
5.00%, 12/15/14	1,775	1,923,590
5.25%, 01/15/16	1,862	2,077,895
5.88%, 06/15/17	2,250	2,640,897
6.00%, 02/15/14	1,130	1,208,425

		49,628,996
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Encana Holdings Finance Corp.
5.80%, 05/01/14	2,510	2,694,432

		2,694,432

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

HOME BUILDERS — 0.03%
MDC Holdings Inc.
5.38%, 12/15/14	$70	$74,900
5.63%, 02/01/20	1,250	1,306,250
Series 1
5.38%, 07/01/15	150	161,625

		1,542,775
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
4.85%, 06/15/21[a]	700	724,626
8.60%, 05/01/14	1,600	1,772,836

		2,497,462
HOUSEHOLD PRODUCTS & WARES — 0.22%
Avery Dennison Corp.
5.38%, 04/15/20	150	160,248
Church & Dwight Co. Inc.
3.35%, 12/15/15	150	158,017
Clorox Co. (The)
3.55%, 11/01/15	200	213,640
3.80%, 11/15/21[a]	460	491,959
5.00%, 01/15/15	1,620	1,761,835
5.95%, 10/15/17	620	737,084
Kimberly-Clark Corp.
2.40%, 03/01/22	220	224,078
3.63%, 08/01/20	750	835,158
3.88%, 03/01/21[a]	400	454,576
4.88%, 08/15/15	330	367,736
5.00%, 08/15/13	1,455	1,519,104
6.13%, 08/01/17	1,058	1,297,690
6.25%, 07/15/18	140	175,924
7.50%, 11/01/18	1,600	2,143,595
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,295,637

		11,836,281
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	1,000	1,051,017

Security	Principal (000s)	Value

4.70%, 08/15/20	$600	$655,583
6.25%, 04/15/18	200	228,420

		1,935,020
INSURANCE — 3.33%
ACE INA Holdings Inc.
2.60%, 11/23/15	1,600	1,671,084
5.70%, 02/15/17[a]	1,500	1,774,292
5.80%, 03/15/18	200	243,795
5.88%, 06/15/14	1,110	1,206,172
5.90%, 06/15/19[a]	825	1,024,551
AEGON Funding Co. LLC
5.75%, 12/15/20	360	413,273
Aflac Inc.
2.65%, 02/15/17	1,750	1,836,639
3.45%, 08/15/15[a]	1,050	1,117,054
4.00%, 02/15/22[a]	200	216,994
8.50%, 05/15/19	800	1,070,422
Alleghany Corp.
5.63%, 09/15/20	650	714,353
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[a]	575	623,779
Allstate Corp. (The)
5.00%, 08/15/14	1,856	2,002,175
6.20%, 05/16/14	230	251,125
6.75%, 05/15/18	230	278,300
7.45%, 05/16/19	2,075	2,703,693
American International Group Inc.
3.65%, 01/15/14	1,000	1,027,336
3.80%, 03/22/17	3,258	3,439,774
4.25%, 09/15/14	2,810	2,945,672
4.88%, 09/15/16	3,407	3,723,234
4.88%, 06/01/22	3,931	4,301,582
5.05%, 10/01/15	1,536	1,666,139
5.45%, 05/18/17	177	198,010
5.60%, 10/18/16	2,940	3,295,821
5.85%, 01/16/18	2,885	3,298,380
6.40%, 12/15/20	2,764	3,289,553
8.25%, 08/15/18	3,725	4,669,324

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Aon Corp.
3.13%, 05/27/16	$350	$367,375
3.50%, 09/30/15	750	791,674
5.00%, 09/30/20	2,000	2,283,102
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	650	716,175
Assurant Inc.
5.63%, 02/15/14	240	250,910
Axis Capital Holdings Ltd.
5.75%, 12/01/14	200	213,101
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,647,678
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14	130	131,888
2.45%, 12/15/15[a]	1,000	1,052,028
3.00%, 05/15/22[a]	1,500	1,553,370
3.20%, 02/11/15	2,250	2,392,163
4.25%, 01/15/21[a]	2,108	2,371,008
4.63%, 10/15/13	1,855	1,942,736
4.85%, 01/15/15	2,960	3,252,711
5.00%, 08/15/13	2,200	2,297,361
5.10%, 07/15/14	120	130,093
5.40%, 05/15/18[a]	828	996,534
Berkshire Hathaway Inc.
1.90%, 01/31/17	2,885	2,984,524
2.20%, 08/15/16[a]	1,582	1,655,623
3.40%, 01/31/22	750	800,910
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,603,638
6.38%, 03/29/67 (Call 04/15/17)[c]	1,500	1,575,000
CNA Financial Corp.
5.75%, 08/15/21[a]	240	277,946
5.85%, 12/15/14	1,650	1,788,419
5.88%, 08/15/20	2,300	2,639,783
6.50%, 08/15/16	210	241,044
7.35%, 11/15/19	105	128,570
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	90	94,450
Fidelity National Financial Inc.
5.50%, 09/01/22	1,000	1,030,000

Security	Principal (000s)	Value

Genworth Financial Inc.
4.95%, 10/01/15	$210	$208,950
5.75%, 06/15/14[a]	2,410	2,458,200
6.52%, 05/22/18[a]	1,575	1,575,000
7.20%, 02/15/21	250	250,000
7.63%, 09/24/21[a]	2,000	2,020,000
8.63%, 12/15/16[a]	500	547,500
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	873,647
Hartford Financial Services Group Inc.
4.00%, 10/15/17	2,500	2,606,075
4.63%, 07/15/13	1,410	1,447,720
6.00%, 01/15/19	2,000	2,227,343
6.30%, 03/15/18	1,737	1,980,200
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	147,565
Jefferson-Pilot Corp.
4.75%, 01/30/14	90	94,106
Kemper Corp.
6.00%, 11/30/15	1,000	1,051,164
6.00%, 05/15/17	350	372,057
Lincoln National Corp.
4.20%, 03/15/22	2,000	2,085,801
4.85%, 06/24/21	150	162,128
6.25%, 02/15/20	550	638,198
7.00%, 05/17/66 (Call 05/17/16)[c]	1,000	995,000
8.75%, 07/01/19	2,330	3,007,958
Loews Corp.
5.25%, 03/15/16	260	289,699
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,035,366
4.90%, 09/17/20	500	542,753
Markel Corp.
5.35%, 06/01/21	1,800	1,955,238

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	$1,475	$1,661,913
5.75%, 09/15/15	1,874	2,086,487
9.25%, 04/15/19	500	669,190
MetLife Inc.
2.38%, 02/06/14	2,180	2,224,766
4.75%, 02/08/21	2,001	2,306,486
5.00%, 11/24/13	160	168,461
5.00%, 06/15/15	3,193	3,525,444
5.50%, 06/15/14	350	376,379
6.75%, 06/01/16	2,541	3,028,976
7.72%, 02/15/19	1,722	2,235,038
PartnerRe Finance B LLC
5.50%, 06/01/20[a]	800	878,515
Principal Financial Group Inc.
7.88%, 05/15/14	120	133,857
8.88%, 05/15/19	500	660,649
Principal Life Income Funding Trusts
5.10%, 04/15/14	120	127,442
Progressive Corp. (The)
3.75%, 08/23/21[a]	975	1,078,003
6.70%, 06/15/37 (Call 06/15/17)[c]	1,000	1,075,000
Protective Life Corp.
7.38%, 10/15/19	700	827,841
Prudential Financial Inc.
3.00%, 05/12/16	750	780,751
4.50%, 11/16/21	250	275,044
4.75%, 04/01/14	130	136,949
5.50%, 03/15/16	170	190,557
6.20%, 01/15/15	50	55,033
7.38%, 06/15/19	2,993	3,747,200
8.88%, 06/15/68 (Call 06/15/18)[c]	1,000	1,210,000
Series B
5.10%, 09/20/14	2,450	2,646,985
Series C
4.75%, 06/13/15	270	293,114

Security	Principal (000s)	Value

Series D
3.88%, 01/14/15	$2,540	$2,674,247
4.75%, 09/17/15	2,327	2,548,129
6.00%, 12/01/17	996	1,176,301
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	1,595	1,704,041
6.45%, 11/15/19	1,200	1,373,265
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	125	136,454
StanCorp Financial Group Inc.
5.00%, 08/15/22	2,450	2,495,533
Swiss Re Solutions Holding Corp.
6.45%, 03/01/19	200	229,492
Torchmark Corp.
6.38%, 06/15/16	350	390,034
9.25%, 06/15/19	325	415,222
Transatlantic Holdings Inc.
5.75%, 12/14/15	2,480	2,716,826
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	1,500	1,688,086
5.50%, 12/01/15	320	362,709
5.75%, 12/15/17	530	646,605
5.80%, 05/15/18	1,937	2,376,841
6.25%, 06/20/16	500	590,566
Unum Group
5.63%, 09/15/20	600	659,403
7.13%, 09/30/16	650	750,961
Willis Group Holdings PLC
5.75%, 03/15/21	400	446,744
Willis North America Inc.
5.63%, 07/15/15	310	336,745
6.20%, 03/28/17	860	974,951
7.00%, 09/29/19	1,600	1,891,941
WR Berkley Corp.
4.63%, 03/15/22	1,100	1,152,909
5.38%, 09/15/20	300	326,760
7.38%, 09/15/19	250	299,398

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

XL Group PLC
5.25%, 09/15/14	$2,130	$2,262,045

		177,810,296
INTERNET — 0.33%
eBay Inc.
0.88%, 10/15/13	295	296,977
1.35%, 07/15/17	2,908	2,928,972
1.63%, 10/15/15[a]	1,000	1,027,809
2.60%, 07/15/22	372	374,813
3.25%, 10/15/20 (Call 07/15/20)	1,550	1,653,994
Expedia Inc.
5.95%, 08/15/20	1,400	1,512,000
7.46%, 08/15/18[a]	500	585,000
Google Inc.
1.25%, 05/19/14	3,100	3,148,967
2.13%, 05/19/16	707	742,639
3.63%, 05/19/21	1,461	1,635,998
Symantec Corp.
2.75%, 09/15/15	1,000	1,026,695
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,015,854
4.20%, 09/15/20	1,500	1,560,946

		17,510,664
IRON & STEEL — 0.50%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	1,590	1,727,048
9.38%, 06/01/19	550	691,272
ArcelorMittal SA
4.00%, 08/05/15	130	128,050
4.00%, 03/01/16[a]	2,800	2,709,000
4.75%, 02/25/17[a]	2,588	2,503,890
5.50%, 08/05/20[a]	931	889,105
5.75%, 03/01/21[a]	3,798	3,584,363
6.13%, 06/01/18[a]	2,007	1,976,895
6.50%, 02/25/22[a]	44	42,680
9.25%, 02/15/15	300	328,500
10.10%, 06/01/19	2,495	2,828,706

Security	Principal (000s)	Value

ArcelorMittal USA Inc.
6.50%, 04/15/14	$2,760	$2,856,600
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	960	943,386
4.88%, 04/01/21[a]	2,000	1,946,880
5.90%, 03/15/20	350	365,933
Nucor Corp.
5.75%, 12/01/17	1,350	1,631,219
5.85%, 06/01/18	1,200	1,457,203
Reliance Steel & Aluminum Co.
6.20%, 11/15/16	290	319,198

		26,929,928
LODGING — 0.18%
Hyatt Hotels Corp.
3.88%, 08/15/16 (Call 07/15/16)	170	178,769
5.38%, 08/15/21 (Call 05/15/21)	1,170	1,299,770
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	1,500	1,526,250
5.81%, 11/10/15	230	255,504
6.20%, 06/15/16	200	228,161
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18	2,000	2,350,000
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,566,236
4.25%, 03/01/22 (Call 12/01/21)	800	811,474
5.63%, 03/01/21	305	337,801
5.75%, 02/01/18	1,000	1,128,669
6.00%, 12/01/16[a]	14	15,665

		9,698,299
MACHINERY — 0.52%
Caterpillar Inc.
1.38%, 05/27/14	6,090	6,174,008
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,544,272
3.90%, 05/27/21	1,973	2,261,433

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.70%, 08/15/16	$4,504	$5,313,912
7.90%, 12/15/18	1,124	1,538,166
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	2,792	2,874,025
4.38%, 10/16/19	553	643,276
6.95%, 04/25/14	190	209,689
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	261,483
Joy Global Inc.
5.13%, 10/15/21	1,800	2,009,845
Rockwell Automation Inc.
5.65%, 12/01/17	300	358,482
Roper Industries Inc.
6.25%, 09/01/19	1,350	1,628,680
6.63%, 08/15/13	500	527,783
Xylem Inc
3.55%, 09/20/16	250	265,541
4.88%, 10/01/21	1,750	1,984,900

		27,595,495
MANUFACTURING — 0.93%
3M Co.
1.00%, 06/26/17	1,000	1,004,839
1.38%, 09/29/16	1,722	1,763,941
2.00%, 06/26/22	1,500	1,488,989
Series E
4.38%, 08/15/13	2,090	2,171,685
Cooper US Inc.
2.38%, 01/15/16	350	360,648
3.88%, 12/15/20 (Call 09/15/20)	2,010	2,208,152
6.10%, 07/01/17	200	239,151
Danaher Corp.
1.30%, 06/23/14	315	319,100
2.30%, 06/23/16	100	104,477
3.90%, 06/23/21 (Call 03/23/21)	2,450	2,779,180
5.40%, 03/01/19	558	674,503
5.63%, 01/15/18	1,100	1,330,360

Security	Principal (000s)	Value

Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	$2,000	$2,338,699
4.88%, 10/15/15	180	202,616
5.45%, 03/15/18	100	120,935
Eaton Corp.
5.60%, 05/15/18	1,750	2,072,789
6.95%, 03/20/19	405	511,542
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[c]	1,250	1,312,500
General Electric Co.
5.25%, 12/06/17	5,982	7,080,855
Harsco Corp.
2.70%, 10/15/15	1,500	1,522,830
5.75%, 05/15/18	1,250	1,415,158
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	955	1,023,472
5.15%, 04/01/14	2,200	2,356,535
6.25%, 04/01/19	500	623,018
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,270	1,333,655
6.88%, 08/15/18	2,392	2,938,392
Ingersoll-Rand PLC
4.75%, 05/15/15	110	118,098
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	1,004,137
Textron Inc.
4.63%, 09/21/16	725	789,989
5.60%, 12/01/17	1,495	1,698,211
5.95%, 09/21/21 (Call 06/21/21)	725	834,135
Tyco Electronics Group SA
4.88%, 01/15/21	2,350	2,607,328
5.95%, 01/15/14	130	138,883
6.55%, 10/01/17	1,000	1,205,585

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Tyco International Finance SA
3.38%, 10/15/15[a]	$2,105	$2,246,725

		49,941,112
MEDIA — 3.03%
CBS Corp.
1.95%, 07/01/17[a]	1,000	1,018,681
3.38%, 03/01/22 (Call 12/01/21)[a]	1,000	1,036,434
4.63%, 05/15/18	170	193,973
5.75%, 04/15/20	1,500	1,806,009
8.88%, 05/15/19	300	404,948
Comcast Corp.
4.95%, 06/15/16	1,070	1,214,035
5.15%, 03/01/20	2,792	3,302,907
5.30%, 01/15/14	790	838,676
5.70%, 05/15/18	1,675	2,012,841
5.70%, 07/01/19	500	602,250
5.85%, 11/15/15	1,806	2,069,735
5.90%, 03/15/16	2,867	3,321,990
6.30%, 11/15/17[a]	4,598	5,635,175
6.50%, 01/15/17	2,513	3,025,360
COX Communications Inc.
4.63%, 06/01/13	2,080	2,142,071
5.45%, 12/15/14	1,084	1,192,183
5.50%, 10/01/15	610	688,316
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	2,862	2,936,871
3.50%, 03/01/16	2,476	2,635,759
3.55%, 03/15/15	2,045	2,165,206
3.80%, 03/15/22	1,862	1,920,240
4.60%, 02/15/21 (Call 11/15/20)	428	468,329
4.75%, 10/01/14	1,850	1,991,613
5.00%, 03/01/21	4,189	4,702,228
5.88%, 10/01/19	3,388	3,966,917
Discovery Communications LLC
3.30%, 05/15/22	1,000	1,038,504
3.70%, 06/01/15	1,780	1,910,399
4.38%, 06/15/21	500	561,253

Security	Principal (000s)	Value

5.05%, 06/01/20	$2,327	$2,699,430
5.63%, 08/15/19	1,050	1,246,276
Historic TW Inc.
6.88%, 06/15/18	1,380	1,724,793
McGraw-Hill Companies Inc. (The)
5.90%, 11/15/17	725	840,882
NBCUniversal Media LLC
2.10%, 04/01/14	2,000	2,043,163
2.88%, 04/01/16	3,397	3,577,946
3.65%, 04/30/15	3,500	3,743,894
5.15%, 04/30/20	5,076	5,965,010
News America Inc.
4.50%, 02/15/21	4,013	4,584,152
5.30%, 12/15/14	1,773	1,946,066
5.65%, 08/15/20[a]	200	242,574
6.90%, 03/01/19	800	1,012,006
8.25%, 08/10/18	100	131,258
Reed Elsevier Capital Inc.
7.75%, 01/15/14	150	163,488
8.63%, 01/15/19	2,200	2,808,065
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,043,412
Thomson Reuters Corp.
3.95%, 09/30/21	1,000	1,086,366
4.70%, 10/15/19[a]	1,300	1,475,249
5.25%, 08/15/13	80	83,479
5.70%, 10/01/14	1,300	1,415,026
6.50%, 07/15/18	1,582	1,959,968
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	1,163	1,267,269
4.13%, 02/15/21 (Call 11/15/20)[a]	250	273,507
5.00%, 02/01/20	1,862	2,146,315
5.85%, 05/01/17	3,699	4,385,318
6.20%, 07/01/13	580	606,613
6.75%, 07/01/18	3,801	4,743,471
7.50%, 04/01/14	4,900	5,372,337
8.25%, 02/14/14	2,200	2,417,077
8.25%, 04/01/19	3,998	5,295,910
8.75%, 02/14/19	1,396	1,879,003

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Time Warner Inc.
4.00%, 01/15/22	$750	$816,430
4.70%, 01/15/21	977	1,125,450
4.75%, 03/29/21	2,290	2,625,944
4.88%, 03/15/20	4,095	4,709,990
5.88%, 11/15/16	3,509	4,140,643
7.25%, 10/15/17	400	504,032
Turner Broadcasting System Inc.
8.38%, 07/01/13	80	85,001
Viacom Inc.
1.25%, 02/27/15	800	807,023
2.50%, 12/15/16	2,000	2,095,754
3.50%, 04/01/17	1,150	1,251,650
3.88%, 12/15/21[a]	1,000	1,082,004
4.38%, 09/15/14	300	322,112
4.50%, 03/01/21	2,000	2,253,520
5.63%, 09/15/19	600	717,634
6.13%, 10/05/17	160	192,267
6.25%, 04/30/16	1,862	2,183,601
Walt Disney Co. (The)
0.88%, 12/01/14	1,500	1,515,048
1.13%, 02/15/17[a]	2,009	2,024,552
1.35%, 08/16/16	2,606	2,662,028
2.55%, 02/15/22[a]	200	205,722
3.75%, 06/01/21	1,750	1,977,734
4.50%, 12/15/13	2,020	2,126,988
5.50%, 03/15/19	2,500	3,048,714
5.63%, 09/15/16	93	109,996
Series B
5.88%, 12/15/17	100	123,037
6.20%, 06/20/14	130	143,838

		161,832,938
MINING — 1.89%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	2,532	2,607,052
5.55%, 02/01/17[a]	1,173	1,290,884
5.72%, 02/23/19	279	296,926
6.15%, 08/15/20[a]	1,601	1,732,272
6.75%, 07/15/18[a]	3,079	3,492,711

Security	Principal (000s)	Value

AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[a]	$1,250	$1,265,660
5.38%, 04/15/20	1,850	1,927,567
Barrick Gold Corp.
1.75%, 05/30/14	120	121,813
2.90%, 05/30/16	5,536	5,797,255
3.85%, 04/01/22	1,675	1,727,457
6.95%, 04/01/19	1,396	1,731,357
Barrick Gold Finance Co.
4.88%, 11/15/14	160	172,480
6.13%, 09/15/13	1,000	1,054,156
Barrick North America Finance LLC
4.40%, 05/30/21	1,103	1,189,015
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	500	554,860
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	5,400	5,431,449
1.13%, 11/21/14	190	192,002
1.63%, 02/24/17	1,796	1,825,482
1.88%, 11/21/16	2,327	2,396,599
2.88%, 02/24/22	195	199,267
3.25%, 11/21/21	3,482	3,662,664
5.50%, 04/01/14	1,120	1,205,857
6.50%, 04/01/19	3,044	3,871,393
7.25%, 03/01/16	670	809,885
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	2,860	2,870,829
2.15%, 03/01/17[a]	850	856,663
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,845,259
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,250,715
5.13%, 10/01/19[a]	2,038	2,317,628
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	231,564
5.20%, 01/15/14	190	201,313

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	$700	$719,223
2.25%, 09/20/16	2,350	2,440,011
2.50%, 05/20/16	2,000	2,088,546
3.50%, 11/02/20	2,048	2,153,069
3.75%, 09/20/21	2,932	3,142,931
4.13%, 05/20/21	1,210	1,329,018
6.50%, 07/15/18	3,298	4,085,951
8.95%, 05/01/14	4,410	4,989,803
9.00%, 05/01/19	1,089	1,483,999
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	3,000	3,009,989
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,503,418
Teck Resources Ltd.
3.00%, 03/01/19	1,550	1,560,533
3.85%, 08/15/17	100	106,750
4.75%, 01/15/22 (Call 10/15/21)[a]	2,000	2,124,243
5.38%, 10/01/15	1,000	1,100,650
10.75%, 05/15/19 (Call 05/15/14)	925	1,114,625
Vale Inco Ltd.
5.70%, 10/15/15	70	76,481
Vale Overseas Ltd.
4.38%, 01/11/22	2,250	2,312,960
4.63%, 09/15/20	3,000	3,156,657
5.63%, 09/15/19	1,500	1,691,047
6.25%, 01/11/16	3,090	3,468,164
6.25%, 01/23/17	1,322	1,513,160
Xstrata Canada Corp.
5.38%, 06/01/15	160	174,858
6.00%, 10/15/15	1,470	1,652,184

		101,128,304
MULTI-NATIONAL — 5.71%
African Development Bank
2.50%, 03/15/16	4,800	5,132,835
3.00%, 05/27/14	2,900	3,036,936
Corporacion Andina de Fomento
4.38%, 06/15/22	3,834	4,171,897

Security	Principal (000s)	Value

Council of Europe Development Bank
1.50%, 02/22/17	$6,000	$6,120,810
2.75%, 02/10/15	2,000	2,103,125
European Bank for Reconstruction and Development
1.00%, 02/16/17	4,500	4,568,291
1.38%, 10/20/16	2,300	2,373,183
1.63%, 09/03/15	5,500	5,694,022
2.50%, 03/15/16	3,000	3,205,843
European Investment Bank
1.00%, 07/15/15	2,250	2,277,527
1.13%, 09/15/17	3,750	3,779,188
1.25%, 02/14/14	17,400	17,610,077
1.50%, 05/15/14	18,000	18,313,857
1.63%, 09/01/15	10,500	10,825,445
1.63%, 06/15/17	6,000	6,207,305
1.75%, 03/15/17	5,800	6,021,893
2.13%, 07/15/16	7,750	8,136,729
2.25%, 03/15/16	5,750	6,052,939
2.50%, 05/16/16	8,250	8,795,068
2.75%, 03/23/15	11,600	12,246,808
2.88%, 09/15/20	8,250	8,862,435
3.00%, 04/08/14	2,600	2,704,368
3.13%, 06/04/14	4,000	4,187,138
3.25%, 05/15/13	2,250	2,294,595
4.63%, 05/15/14	15,942	17,047,040
4.88%, 01/17/17	4,250	4,966,969
5.13%, 09/13/16	9,750	11,399,927
5.13%, 05/30/17	2,500	2,985,305
Series E
4.25%, 07/15/13	9,000	9,298,350
International Bank for Reconstruction and Development
0.50%, 11/26/13	7,000	7,020,731
0.88%, 04/17/17	9,650	9,774,673
1.00%, 09/15/16	9,500	9,704,459
1.13%, 08/25/14	9,000	9,150,980
1.75%, 07/15/13	5,000	5,066,420
2.13%, 03/15/16	10,800	11,458,140

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

2.38%, 05/26/15	$11,650	$12,298,637
3.50%, 10/08/13	3,137	3,247,685
Series G
3.63%, 05/21/13	1,625	1,664,562
International Finance Corp.
1.13%, 11/23/16	9,250	9,470,448
2.13%, 11/17/17	3,500	3,752,145
2.25%, 04/11/16	5,550	5,916,297
2.75%, 04/20/15	2,000	2,127,047
Series G
3.00%, 04/22/14	5,550	5,797,629
Nordic Investment Bank
1.00%, 03/07/17	400	407,026
2.25%, 03/15/16[a]	5,000	5,303,027
2.63%, 10/06/14	2,000	2,095,870
5.00%, 02/01/17	512	608,522

		305,284,203
OFFICE & BUSINESS EQUIPMENT — 0.35%
Pitney Bowes Inc.
3.88%, 06/15/13[a]	1,000	1,019,949
4.75%, 01/15/16	410	424,869
4.75%, 05/15/18[a]	190	194,302
4.88%, 08/15/14[a]	140	145,417
5.00%, 03/15/15	2,320	2,438,830
5.75%, 09/15/17[a]	1,987	2,125,790
Xerox Corp.
2.95%, 03/15/17[a]	500	509,656
4.25%, 02/15/15	3,170	3,356,303
4.50%, 05/15/21	1,629	1,698,899
5.63%, 12/15/19	900	1,018,161
6.35%, 05/15/18	2,876	3,353,486
6.40%, 03/15/16	1,800	2,049,615
6.75%, 02/01/17	200	234,441
8.25%, 05/15/14	60	66,548

		18,636,266
OIL & GAS — 5.54%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,433	3,957,018
6.38%, 09/15/17	1,582	1,895,620
6.95%, 06/15/19	750	930,024

Security	Principal (000s)	Value

7.63%, 03/15/14	$2,030	$2,220,837
8.70%, 03/15/19	1,569	2,094,976
Apache Corp.
1.75%, 04/15/17[a]	1,000	1,027,059
3.25%, 04/15/22 (Call 01/15/22)	1,862	2,000,135
3.63%, 02/01/21 (Call 11/01/20)[a]	2,000	2,215,766
5.63%, 01/15/17	1,005	1,191,634
Apache Finance Canada Corp.
4.38%, 05/15/15	80	87,317
BP Capital Markets PLC
1.85%, 05/05/17	1,165	1,188,591
3.13%, 10/01/15	3,704	3,960,766
3.20%, 03/11/16	3,512	3,760,557
3.25%, 05/06/22	2,792	2,966,609
3.63%, 05/08/14	4,250	4,463,384
3.88%, 03/10/15	3,950	4,253,779
4.50%, 10/01/20	4,071	4,710,935
4.74%, 03/11/21	4,133	4,846,574
4.75%, 03/10/19	1,163	1,345,176
5.25%, 11/07/13	3,512	3,707,410
British Transco Finance Inc.
6.63%, 06/01/18	130	158,961
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,872
3.45%, 11/15/21[a]	3,000	3,191,568
4.90%, 12/01/14	70	76,260
5.70%, 05/15/17	2,126	2,503,981
5.90%, 02/01/18	350	418,800
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	1,020,506
4.50%, 09/15/14	1,850	1,975,441
5.70%, 10/15/19	1,173	1,407,747
Chevron Corp.
3.95%, 03/03/14	4,190	4,408,077
4.95%, 03/03/19	2,476	3,009,929
ConocoPhillips
4.60%, 01/15/15	3,800	4,153,449
4.75%, 02/01/14	827	874,413

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.20%, 05/15/18[a]	$1,650	$1,962,996
5.75%, 02/01/19	3,928	4,860,735
6.00%, 01/15/20	1,387	1,753,229
6.65%, 07/15/18	1,240	1,566,005
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	750	780,484
3.25%, 05/15/22 (Call 02/15/22)	1,431	1,494,713
4.00%, 07/15/21 (Call 04/15/21)[a]	200	219,672
5.63%, 01/15/14	125	133,433
6.30%, 01/15/19	2,700	3,316,366
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	150	165,785
5.15%, 09/01/14	60	65,010
5.88%, 05/01/19	950	1,148,132
Ecopetrol SA
7.63%, 07/23/19	2,750	3,533,750
Encana Corp.
3.90%, 11/15/21[a]	3,100	3,178,821
4.75%, 10/15/13	160	166,537
6.50%, 05/15/19	45	53,827
Ensco PLC
3.25%, 03/15/16	2,792	2,945,220
4.70%, 03/15/21	2,653	2,970,780
EOG Resources Inc.
2.50%, 02/01/16	500	521,742
2.95%, 06/01/15	3,000	3,154,706
4.10%, 02/01/21	1,229	1,386,060
4.40%, 06/01/20	1,200	1,376,728
5.63%, 06/01/19	1,396	1,683,366
5.88%, 09/15/17	453	544,027
6.88%, 10/01/18	400	503,398
EQT Corp.
4.88%, 11/15/21	1,350	1,422,809
6.50%, 04/01/18	300	345,322
8.13%, 06/01/19	1,750	2,108,462
Hess Corp.
8.13%, 02/15/19	2,038	2,651,979

Security	Principal (000s)	Value

Husky Energy Inc.
5.90%, 06/15/14	$2,390	$2,595,897
6.15%, 06/15/19	150	177,676
7.25%, 12/15/19	1,983	2,512,693
Marathon Oil Corp.
5.90%, 03/15/18	1,524	1,803,677
6.00%, 10/01/17	667	790,119
Marathon Petroleum Corp.
3.50%, 03/01/16	290	307,186
5.13%, 03/01/21	1,461	1,661,530
Nabors Industries Inc.
4.63%, 09/15/21[a]	1,750	1,850,912
9.25%, 01/15/19	3,323	4,314,448
Nexen Inc.
6.20%, 07/30/19	1,750	2,087,276
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,848	3,044,364
8.25%, 03/01/19	828	1,065,296
Noble Holding International Ltd.
2.50%, 03/15/17	300	307,170
3.45%, 08/01/15	3,700	3,900,496
3.95%, 03/15/22	250	261,888
4.90%, 08/01/20	1,200	1,331,638
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	250	226,750
Occidental Petroleum Corp.
1.75%, 02/15/17	5,700	5,836,322
2.50%, 02/01/16	400	420,833
3.13%, 02/15/22 (Call 11/15/21)	279	296,921
Series 1
4.10%, 02/01/21 (Call 11/01/20)	3,490	3,965,649
PC Financial Partnership
5.00%, 11/15/14	100	108,299
Petro-Canada
6.05%, 05/15/18	3,250	3,937,317

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Petrobras International Finance Co.
2.88%, 02/06/15	$3,000	$3,073,270
3.50%, 02/06/17	4,000	4,135,341
3.88%, 01/27/16	2,000	2,100,263
5.38%, 01/27/21	5,000	5,553,216
5.75%, 01/20/20	4,750	5,353,519
5.88%, 03/01/18	6,237	7,027,231
6.13%, 10/06/16	2,550	2,882,878
7.88%, 03/15/19	6,600	8,181,691
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	1,500	1,691,250
7.25%, 08/15/18 (Call 08/15/14)	1,862	2,113,370
7.88%, 06/01/15 (Call 10/01/12)	3,000	3,127,500
Phillips 66
2.95%, 05/01/17[e]	6,250	6,570,991
4.30%, 04/01/22[e]	2,000	2,195,365
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	700	725,297
Pride International Inc.
6.88%, 08/15/20	670	842,101
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	500	524,168
5.00%, 09/01/17[a]	800	866,159
7.88%, 08/01/19	175	214,866
Shell International Finance BV
1.13%, 08/21/17	1,000	1,005,701
2.38%, 08/21/22	3,000	3,048,681
3.10%, 06/28/15	5,650	6,046,281
3.25%, 09/22/15	2,094	2,262,403
4.00%, 03/21/14	1,480	1,559,534
4.30%, 09/22/19	6,109	7,120,127
4.38%, 03/25/20	130	151,948
5.20%, 03/22/17	115	135,978
Southwestern Energy Co.
4.10%, 03/15/22[a,e]	2,000	2,069,814

Security	Principal (000s)	Value

Statoil ASA
1.80%, 11/23/16	$500	$515,525
2.90%, 10/15/14	500	523,926
3.13%, 08/17/17	3,360	3,679,590
3.15%, 01/23/22	158	169,661
3.88%, 04/15/14	1,940	2,041,549
5.25%, 04/15/19	2,499	3,010,160
6.70%, 01/15/18	200	250,579
Suncor Energy Inc.
6.10%, 06/01/18	875	1,063,761
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,750	1,795,520
5.13%, 05/15/15	90	97,884
7.75%, 06/01/19	2,040	2,553,866
Total Capital
2.30%, 03/15/16	465	485,187
3.00%, 06/24/15	4,370	4,660,600
3.13%, 10/02/15	2,448	2,621,725
4.13%, 01/28/21[a]	950	1,089,246
4.45%, 06/24/20	2,054	2,388,402
Total Capital Canada Ltd.
1.63%, 01/28/14	790	803,280
Total Capital International
1.50%, 02/17/17	3,304	3,354,556
1.55%, 06/28/17	2,792	2,838,041
Transocean Inc.
4.95%, 11/15/15	1,675	1,819,880
5.05%, 12/15/16	1,769	1,955,325
6.00%, 03/15/18	1,582	1,831,509
6.38%, 12/15/21	1,610	1,939,800
6.50%, 11/15/20	1,618	1,930,564
Valero Energy Corp.
4.50%, 02/01/15	2,060	2,209,038
6.13%, 06/15/17	612	725,268
6.13%, 02/01/20	1,666	1,983,851
9.38%, 03/15/19	931	1,250,586
XTO Energy Inc.
6.25%, 08/01/17	750	930,414

		296,091,858

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.34%
Baker Hughes Inc.
3.20%, 08/15/21	$2,100	$2,249,893
7.50%, 11/15/18	884	1,184,896
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,050	2,257,997
6.38%, 07/15/18	200	240,898
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	1,500	1,613,107
6.15%, 09/15/19	1,564	1,957,512
Weatherford International Ltd.
4.95%, 10/15/13	90	93,877
5.13%, 09/15/20	2,280	2,469,002
5.50%, 02/15/16	210	231,117
6.35%, 06/15/17	4,985	5,761,303

		18,059,602
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	109,868
5.65%, 08/01/14	1,030	1,118,089
6.80%, 08/01/19	555	673,737
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	776,998
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	80,209

		2,758,901
PHARMACEUTICALS — 3.17%
Abbott Laboratories
2.70%, 05/27/15	3,420	3,620,311
5.13%, 04/01/19	3,998	4,829,971
5.60%, 11/30/17	4,664	5,684,018
5.88%, 05/15/16	102	120,054
Allergan Inc.
3.38%, 09/15/20	2,500	2,712,862
5.75%, 04/01/16[a]	520	604,783

Security	Principal (000s)	Value

AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	$1,600	$1,712,673
5.88%, 09/15/15	795	905,770
AstraZeneca PLC
5.40%, 06/01/14	690	747,229
5.90%, 09/15/17	4,017	4,911,641
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,163	1,153,982
2.00%, 08/01/22	931	907,736
5.25%, 08/15/13	180	188,359
5.45%, 05/01/18	1,650	1,993,075
Cardinal Health Inc.
3.20%, 06/15/22	900	929,589
4.00%, 06/15/15[a]	2,890	3,103,610
DENTSPLY International Inc.
2.75%, 08/15/16	140	143,451
4.13%, 08/15/21 (Call 05/15/21)	1,945	2,048,589
Eli Lilly and Co.
4.20%, 03/06/14	2,100	2,211,259
5.20%, 03/15/17	996	1,162,012
Express Scripts Holding Co.
2.10%, 02/12/15[e]	200	203,877
2.65%, 02/15/17[e]	2,650	2,752,119
2.75%, 11/21/14[e]	1,440	1,491,153
3.13%, 05/15/16	2,299	2,424,861
3.50%, 11/15/16[e]	2,550	2,735,799
3.90%, 02/15/22[e]	2,500	2,709,107
4.75%, 11/15/21[e]	800	919,981
6.25%, 06/15/14	2,175	2,373,794
7.25%, 06/15/19	1,150	1,467,365
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	170	180,696
5.65%, 05/15/18	4,480	5,488,195
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	7,446	7,575,768
2.85%, 05/08/22	4,189	4,364,648
Johnson & Johnson
1.20%, 05/15/14	965	977,670
2.15%, 05/15/16	2,001	2,099,642

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

2.95%, 09/01/20	$1,200	$1,296,540
3.55%, 05/15/21	1,500	1,708,938
5.15%, 07/15/18	1,163	1,411,882
5.55%, 08/15/17	1,862	2,270,890
McKesson Corp.
3.25%, 03/01/16	1,200	1,282,061
4.75%, 03/01/21 (Call 12/01/20)[a]	850	987,477
5.70%, 03/01/17[a]	1,617	1,900,121
6.50%, 02/15/14[a]	130	140,649
7.50%, 02/15/19	235	307,705
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,525	1,603,926
4.90%, 11/01/19	400	465,100
Medco Health Solutions Inc.
2.75%, 09/15/15	2,400	2,500,249
4.13%, 09/15/20	500	545,774
7.13%, 03/15/18	1,638	2,061,645
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	521	591,098
4.00%, 06/30/15	2,070	2,258,508
4.75%, 03/01/15	850	934,219
5.00%, 06/30/19	5,690	6,829,753
Novartis Capital Corp.
2.90%, 04/24/15	4,630	4,906,405
4.13%, 02/10/14	3,320	3,492,338
4.40%, 04/24/20	168	198,508
Novartis Securities Investment Ltd.
5.13%, 02/10/19	6,063	7,307,265
Pfizer Inc.
4.50%, 02/15/14	240	254,352
4.65%, 03/01/18[a]	200	232,943
5.35%, 03/15/15	5,040	5,636,516
6.20%, 03/15/19	7,284	9,246,001
Pharmacia Corp.
6.50%, 12/01/18	140	179,231
Sanofi
1.20%, 09/30/14	250	253,479
1.63%, 03/28/14	2,610	2,654,909

Security	Principal (000s)	Value

2.63%, 03/29/16	$2,429	$2,572,028
4.00%, 03/29/21	4,282	4,887,594
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,520	3,734,529
6.00%, 09/15/17	83	102,208
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	2,150	2,259,913
Series 2
3.65%, 11/10/21	1,929	2,083,284
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,300	1,380,847
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800	813,023
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	750	809,986
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	2,060	2,109,420
Teva Pharmaceutical Finance LLC
5.55%, 02/01/16	350	400,850
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	80	85,253
6.13%, 08/15/19	2,195	2,546,053
Wyeth LLC
5.45%, 04/01/17	315	373,796
5.50%, 02/01/14	4,192	4,480,907
5.50%, 02/15/16	168	194,252

		169,748,074
PIPELINES — 1.99%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	121,307
5.75%, 09/15/19	850	937,010
Buckeye Partners LP
4.63%, 07/15/13	100	102,192
4.88%, 02/01/21 (Call 11/01/20)	2,400	2,401,887

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.30%, 10/15/14	$80	$84,725
5.50%, 08/15/19	500	524,608
6.05%, 01/15/18	200	220,679
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,023	2,215,419
6.13%, 11/01/17	200	239,786
6.15%, 05/01/16	210	243,506
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,000	1,052,452
Duke Capital LLC
8.00%, 10/01/19	1,050	1,358,411
El Paso Natural Gas Co.
5.95%, 04/15/17	350	398,337
Enbridge Energy Partners LP
5.20%, 03/15/20	3,595	4,134,750
9.88%, 03/01/19	875	1,196,003
Enbridge Inc.
4.90%, 03/01/15	120	130,152
5.60%, 04/01/17	1,975	2,271,118
5.80%, 06/15/14	240	259,358
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,897,311
5.20%, 02/01/22 (Call 11/01/21)	1,866	2,057,085
5.95%, 02/01/15	1,990	2,169,940
6.00%, 07/01/13	140	145,283
6.13%, 02/15/17[a]	230	263,928
6.70%, 07/01/18	1,350	1,584,073
9.00%, 04/15/19	840	1,064,639
9.70%, 03/15/19	665	867,211
Enterprise Products Operating LLC
3.20%, 02/01/16	405	426,498
4.05%, 02/15/22	2,000	2,178,129
5.20%, 09/01/20	168	195,244
5.25%, 01/31/20	300	346,441
6.50%, 01/31/19	3,050	3,705,661
6.65%, 04/15/18	300	366,724

Security	Principal (000s)	Value

9.75%, 01/31/14	$480	$538,254
Series G
5.60%, 10/15/14	2,898	3,165,868
Series L
6.30%, 09/15/17	1,862	2,239,280
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150	1,226,226
4.15%, 03/01/22	800	850,843
5.00%, 12/15/13	1,845	1,941,046
5.13%, 11/15/14	170	183,407
5.30%, 09/15/20	500	567,721
5.63%, 02/15/15	75	82,541
5.80%, 03/01/21	150	176,226
5.95%, 02/15/18	1,955	2,291,823
6.00%, 02/01/17	1,000	1,159,214
6.85%, 02/15/20	1,315	1,615,141
9.00%, 02/01/19	1,600	2,084,296
Magellan Midstream Partners LP
4.25%, 02/01/21	1,170	1,276,871
5.65%, 10/15/16	220	253,055
6.45%, 06/01/14	60	65,408
6.55%, 07/15/19	1,825	2,222,924
Northern Border Pipeline Co.
Series A
7.50%, 09/15/21	90	113,204
Northwest Pipeline GP
6.05%, 06/15/18	215	257,849
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	692,536
5.20%, 06/15/15	1,270	1,381,740
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	2,100	2,212,238
6.15%, 10/01/16	425	492,061
8.63%, 03/01/19[a]	1,000	1,294,781
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	1,590	1,660,288
6.20%, 11/01/17	300	348,780

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Plains All American Pipeline LP
5.00%, 02/01/21	$2,325	$2,684,838
5.63%, 12/15/13	70	74,110
5.75%, 01/15/20[a]	1,240	1,480,916
6.50%, 05/01/18	200	244,416
8.75%, 05/01/19	2,400	3,200,122
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,162,364
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	325	375,656
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,350	1,461,052
Spectra Energy Capital LLC
5.67%, 08/15/14	2,500	2,686,150
5.90%, 09/15/13	70	73,366
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)[a]	1,000	1,026,643
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	150	160,502
TC Pipelines LP
4.65%, 06/15/21	450	476,159
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,375	1,691,228
Texas Gas Transmission LLC
4.60%, 06/01/15	1,125	1,193,766
TransCanada PipeLines Ltd.
0.88%, 03/02/15	230	230,868
3.40%, 06/01/15[a]	1,850	1,979,378
3.80%, 10/01/20	3,900	4,361,904
4.88%, 01/15/15	100	109,500
6.35%, 05/15/67 (Call 05/15/17)[c]	500	527,500
6.50%, 08/15/18	3,186	3,991,799
7.13%, 01/15/19	149	192,476
9.88%, 01/01/21	320	483,763

Security	Principal (000s)	Value

Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	$1,105	$1,325,223
Williams Companies Inc. (The)
7.88%, 09/01/21	1,000	1,298,139
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,275,188
3.80%, 02/15/15	920	974,428
4.00%, 11/15/21[a]	500	533,182
5.25%, 03/15/20	2,532	2,902,236
7.25%, 02/01/17[a]	2,250	2,720,711

		106,451,071
REAL ESTATE — 0.13%
Brookfield Asset Management Inc.
5.80%, 04/25/17	250	275,287
Prologis LP
4.50%, 08/15/17	500	534,359
6.25%, 03/15/17[a]	750	852,801
6.63%, 05/15/18	1,350	1,585,676
6.88%, 03/15/20 (Call 12/16/19)[a]	1,640	1,980,321
7.63%, 08/15/14	550	609,860
Regency Centers LP
5.25%, 08/01/15	290	316,634
5.88%, 06/15/17	800	925,137

		7,080,075
REAL ESTATE INVESTMENT TRUSTS — 1.96%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,591,983
American Tower Corp.
4.50%, 01/15/18	3,174	3,474,943
4.63%, 04/01/15	1,370	1,458,566
5.05%, 09/01/20	1,000	1,091,814
5.90%, 11/01/21	335	388,642
7.00%, 10/15/17	1,000	1,178,318
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,120	1,211,507

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	$550	$593,057
5.70%, 03/15/17	750	875,250
5.75%, 09/15/16	190	219,131
6.10%, 03/15/20	300	365,427
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	155,029
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	2,280	2,463,681
4.13%, 05/15/21	549	588,899
5.00%, 06/01/15	190	206,543
5.63%, 04/15/15	30	33,013
5.63%, 11/15/20 (Call 08/15/20)	2,200	2,586,789
5.88%, 10/15/19	1,550	1,821,535
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,170	1,265,732
BRE Properties Inc.
5.50%, 03/15/17	950	1,073,864
Camden Property Trust
4.63%, 06/15/21	200	216,684
5.00%, 06/15/15	140	151,165
CommonWealth REIT
6.25%, 08/15/16 (Call 02/15/16)	1,530	1,637,638
6.65%, 01/15/18 (Call 07/15/17)	200	218,638
Digital Realty Trust LP
4.50%, 07/15/15	800	851,096
5.25%, 03/15/21	1,300	1,440,044
Duke Realty LP
5.40%, 08/15/14	70	74,505
5.95%, 02/15/17	1,270	1,436,624
6.75%, 03/15/20	1,250	1,497,623
7.38%, 02/15/15	550	613,570
Equity One Inc.
6.25%, 12/15/14	580	625,021

Security	Principal (000s)	Value

ERP Operating LP
4.63%, 12/15/21	$1,629	$1,840,328
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,686,959
5.13%, 03/15/16	1,656	1,841,112
5.25%, 09/15/14	100	107,342
5.38%, 08/01/16	750	847,999
5.75%, 06/15/17	1,322	1,550,800
HCP Inc.
2.70%, 02/01/14	200	203,558
3.75%, 02/01/16	1,615	1,702,549
3.75%, 02/01/19 (Call 12/01/18)	200	209,136
5.38%, 02/01/21 (Call 12/01/20)	2,118	2,422,821
5.63%, 05/01/17	140	157,528
5.65%, 12/15/13	1,600	1,690,198
6.00%, 01/30/17	800	909,238
6.70%, 01/30/18	1,301	1,532,939
Health Care REIT Inc.
3.63%, 03/15/16[a]	450	471,759
4.13%, 04/01/19 (Call 01/01/19)	1,500	1,578,587
4.70%, 09/15/17	2,000	2,177,688
4.95%, 01/15/21 (Call 10/15/20)	1,150	1,260,190
5.25%, 01/15/22 (Call 10/15/21)	300	332,954
5.88%, 05/15/15	100	109,342
6.00%, 11/15/13	110	115,921
6.20%, 06/01/16	1,845	2,077,453
Healthcare Realty Trust Inc.
5.13%, 04/01/14	90	93,037
5.75%, 01/15/21[a]	650	703,157
6.50%, 01/17/17	800	896,690
Highwoods Realty LP
5.85%, 03/15/17	250	271,209
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	1,250	1,273,253

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.13%, 02/15/15 (Call 08/15/14)[a]	$1,130	$1,165,639
5.63%, 03/15/17	1,350	1,440,374
6.70%, 01/15/18 (Call 07/15/17)	200	224,175
7.88%, 08/15/14 (Call 02/15/14)	550	587,275
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	1,200	1,303,036
Kilroy Realty LP
4.80%, 07/15/18	1,500	1,648,813
Kimco Realty Corp.
5.70%, 05/01/17	2,150	2,471,931
5.78%, 03/15/16	210	236,266
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	108,271
5.13%, 03/02/15	80	86,088
5.50%, 12/15/16	200	225,578
6.63%, 10/01/17	1,600	1,909,205
Mack-Cali Realty Corp.
7.75%, 08/15/19	450	560,454
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,119,084
ProLogis LP
6.13%, 12/01/16	480	543,565
Rayonier Inc.
3.75%, 04/01/22	250	257,865
Realty Income Corp.
5.95%, 09/15/16	190	215,836
6.75%, 08/15/19	1,350	1,622,188
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	151,761
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,700	1,743,177
4.13%, 12/01/21 (Call 09/01/21)	2,590	2,864,992

Security	Principal (000s)	Value

4.20%, 02/01/15 (Call 11/01/14)[a]	$2,620	$2,793,876
4.38%, 03/01/21 (Call 12/01/20)	1,471	1,643,648
5.10%, 06/15/15	400	441,578
5.25%, 12/01/16 (Call 09/02/16)	1,622	1,854,244
5.65%, 02/01/20 (Call 11/01/19)	2,028	2,428,198
5.75%, 12/01/15 (Call 09/02/15)	380	429,130
5.88%, 03/01/17 (Call 12/01/16)	350	410,508
6.10%, 05/01/16 (Call 02/01/16)	2,020	2,328,566
6.13%, 05/30/18	1,815	2,197,865
10.35%, 04/01/19	500	715,715
UDR Inc.
4.25%, 06/01/18	950	1,030,692
4.63%, 01/10/22 (Call 10/10/21)	700	757,393
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	550	572,124
4.25%, 03/01/22[a]	2,000	2,134,866
4.75%, 06/01/21 (Call 03/01/21)	1,800	1,980,646
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	2,000	2,102,460
5.00%, 01/15/22	500	546,385
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	269,414

		104,592,959
RETAIL — 2.25%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	416,682

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	$150	$156,491
4.00%, 11/15/20 (Call 08/15/20)	150	161,725
5.50%, 11/15/15	150	167,743
5.75%, 01/15/15	2,185	2,392,923
6.50%, 01/15/14	1,174	1,259,642
Best Buy Co. Inc.
3.75%, 03/15/16[a]	180	167,400
Costco Wholesale Corp.
5.50%, 03/15/17	1,650	1,977,277
CVS Caremark Corp.
3.25%, 05/18/15	2,200	2,335,686
4.75%, 05/18/20 (Call 12/18/19)	2,350	2,734,380
4.88%, 09/15/14	110	119,102
5.75%, 06/01/17	1,210	1,451,216
6.13%, 08/15/16	480	569,068
6.60%, 03/15/19	2,448	3,124,126
Darden Restaurants Inc.
4.50%, 10/15/21	2,250	2,376,968
6.20%, 10/15/17	215	249,124
Family Dollar Stores Inc.
5.00%, 02/01/21	140	151,341
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,850	1,970,250
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	3,509	4,123,014
5.25%, 12/16/13	2,220	2,356,282
5.40%, 03/01/16	3,651	4,195,763
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,900	2,022,725
6.25%, 12/15/17	850	1,028,178
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	250	253,048

Security	Principal (000s)	Value

2.13%, 04/15/16 (Call 03/15/16)	$2,000	$2,078,242
3.12%, 04/15/22 (Call 01/15/22)	1,163	1,201,952
3.75%, 04/15/21 (Call 01/15/21)	150	163,341
3.80%, 11/15/21 (Call 08/15/21)	400	437,695
4.63%, 04/15/20 (Call 10/15/19)[a]	1,800	2,055,471
5.00%, 10/15/15	290	325,162
5.40%, 10/15/16	1,850	2,153,683
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	1,460	1,571,815
5.90%, 12/01/16[a]	3,323	3,848,814
McDonald’s Corp.
1.88%, 05/29/19	2,000	2,019,055
2.63%, 01/15/22	3,054	3,199,569
3.63%, 05/20/21	1,250	1,394,493
5.30%, 03/15/17[a]	245	287,264
5.35%, 03/01/18	2,256	2,715,914
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	1,000	1,122,268
4.75%, 05/01/20	500	581,328
6.25%, 01/15/18	2,300	2,789,338
6.75%, 06/01/14	110	121,398
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,700	1,859,082
4.88%, 01/14/21 (Call 10/14/20)	115	125,832
QVC Inc.
5.13%, 07/02/22[e]	1,500	1,569,761
Staples Inc.
9.75%, 01/15/14	3,560	3,974,161
Starbucks Corp.
6.25%, 08/15/17	350	419,895

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Target Corp.
1.13%, 07/18/14	$4,640	$4,696,266
2.90%, 01/15/22	1,862	1,953,606
3.88%, 07/15/20	1,127	1,270,306
5.38%, 05/01/17	112	132,894
5.88%, 07/15/16	92	109,196
6.00%, 01/15/18	2,374	2,923,768
TJX Companies Inc. (The)
4.20%, 08/15/15	200	217,112
6.95%, 04/15/19	1,405	1,787,998
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,431	1,469,199
1.63%, 04/15/14	3,970	4,051,384
2.25%, 07/08/15	1,160	1,212,622
2.80%, 04/15/16	4,318	4,618,156
3.20%, 05/15/14	2,500	2,619,886
3.25%, 10/25/20	1,629	1,786,173
3.63%, 07/08/20	977	1,094,625
4.13%, 02/01/19	1,450	1,652,198
4.25%, 04/15/21	3,211	3,763,058
4.50%, 07/01/15	110	122,058
5.38%, 04/05/17	1,061	1,258,571
5.80%, 02/15/18	2,498	3,088,575
Walgreen Co.
4.88%, 08/01/13	2,910	3,024,183
5.25%, 01/15/19	627	727,450
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,625	1,733,769
3.88%, 11/01/20 (Call 08/01/20)	300	325,376
4.25%, 09/15/15	100	108,162
5.30%, 09/15/19	1,275	1,480,620
6.25%, 04/15/16	200	231,091
6.25%, 03/15/18	875	1,051,395

		120,285,384
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,152,359

Security	Principal (000s)	Value

Santander Holdings USA Inc.
4.63%, 04/19/16	$400	$403,679

		1,556,038
SEMICONDUCTORS — 0.37%
Analog Devices Inc.
3.00%, 04/15/16	400	432,143
5.00%, 07/01/14	300	325,663
Applied Materials Inc.
2.65%, 06/15/16[a]	400	418,427
4.30%, 06/15/21	2,000	2,254,996
Broadcom Corp.
1.50%, 11/01/13	200	201,794
2.38%, 11/01/15	150	156,591
2.50%, 08/15/22[e]	1,000	1,001,494
2.70%, 11/01/18	750	788,901
Intel Corp.
1.95%, 10/01/16	1,396	1,457,660
3.30%, 10/01/21	4,136	4,489,890
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,207,751
National Semiconductor Corp.
6.60%, 06/15/17	2,000	2,490,850
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,493,815
1.38%, 05/15/14	1,470	1,493,668
1.65%, 08/03/19	719	714,115
2.38%, 05/16/16	698	736,848

		19,664,606
SOFTWARE — 0.82%
Adobe Systems Inc.
3.25%, 02/01/15	880	921,923
4.75%, 02/01/20	1,290	1,456,197
BMC Software Inc.
4.25%, 02/15/22	2,345	2,397,622
CA Inc.
5.38%, 12/01/19	1,150	1,297,714
6.13%, 12/01/14	230	252,225
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15[a]	1,000	1,031,979
Fiserv Inc.
3.13%, 06/15/16	1,200	1,246,901

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.63%, 10/01/20	$1,000	$1,084,968
4.75%, 06/15/21	1,450	1,578,836
6.80%, 11/20/17	750	900,866
Intuit Inc.
5.75%, 03/15/17	1,410	1,621,500
Microsoft Corp.
0.88%, 09/27/13	260	261,861
1.63%, 09/25/15	111	114,993
2.50%, 02/08/16	3,044	3,235,349
2.95%, 06/01/14	3,635	3,801,268
4.00%, 02/08/21	2,500	2,911,034
4.20%, 06/01/19	2,974	3,474,502
Oracle Corp.
3.75%, 07/08/14	3,510	3,727,063
3.88%, 07/15/20	326	370,747
5.00%, 07/08/19	931	1,119,385
5.25%, 01/15/16	3,923	4,507,300
5.75%, 04/15/18	5,491	6,762,247

		44,076,480
TELECOMMUNICATIONS — 4.54%
America Movil SAB de CV
2.38%, 09/08/16	2,900	3,006,147
3.13%, 07/16/22	3,000	3,080,176
3.63%, 03/30/15	1,000	1,052,476
5.00%, 03/30/20	5,000	5,853,365
5.50%, 03/01/14	2,890	3,063,400
5.63%, 11/15/17	1,150	1,367,815
5.75%, 01/15/15	140	153,839
AT&T Inc.
0.88%, 02/13/15	210	211,492
1.60%, 02/15/17	7,436	7,607,954
1.70%, 06/01/17	2,896	2,975,222
2.40%, 08/15/16	3,351	3,532,879
2.50%, 08/15/15	4,561	4,792,152
2.95%, 05/15/16	6,063	6,492,635
3.00%, 02/15/22	3,909	4,115,501
3.88%, 08/15/21	3,723	4,181,348
4.45%, 05/15/21	335	390,861
5.10%, 09/15/14	2,860	3,115,128
5.50%, 02/01/18	3,513	4,246,031

Security	Principal (000s)	Value

5.63%, 06/15/16	$1,908	$2,227,725
5.80%, 02/15/19	3,388	4,177,208
BellSouth Corp.
5.20%, 12/15/16	240	276,670
British Telecommunications PLC
2.00%, 06/22/15	350	358,758
5.95%, 01/15/18	2,113	2,512,695
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	8,640	9,211,006
7.38%, 11/15/13	280	302,477
8.50%, 11/15/18	3,778	5,280,152
CenturyLink Inc.
5.80%, 03/15/22	2,300	2,453,843
6.00%, 04/01/17	1,000	1,100,664
6.45%, 06/15/21	2,200	2,447,109
Series M
5.00%, 02/15/15	600	636,350
Cisco Systems Inc.
1.63%, 03/14/14	530	540,126
3.15%, 03/14/17	2,101	2,296,221
4.45%, 01/15/20	4,912	5,739,254
4.95%, 02/15/19	931	1,108,164
5.50%, 02/22/16	8,482	9,846,444
Corning Inc.
4.25%, 08/15/20	365	404,899
6.63%, 05/15/19	40	49,257
Deutsche Telekom International Finance BV
4.88%, 07/08/14	1,180	1,256,366
5.25%, 07/22/13	2,470	2,566,483
5.75%, 03/23/16	120	136,290
5.88%, 08/20/13	3,375	3,539,173
6.00%, 07/08/19	1,089	1,319,016
6.75%, 08/20/18	1,118	1,385,761
Embarq Corp.
7.08%, 06/01/16	2,333	2,731,785
France Telecom SA
2.13%, 09/16/15	1,303	1,333,284
2.75%, 09/14/16	1,396	1,453,098
4.13%, 09/14/21	2,634	2,849,016

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.38%, 07/08/14	$2,400	$2,537,975
5.38%, 07/08/19	1,034	1,194,549
GTE Corp.
6.84%, 04/15/18	390	481,773
Harris Corp.
4.40%, 12/15/20	200	217,148
5.00%, 10/01/15	1,760	1,942,523
6.38%, 06/15/19	1,365	1,635,518
Juniper Networks Inc.
3.10%, 03/15/16	695	723,480
4.60%, 03/15/21	760	806,082
Motorola Solutions Inc.
3.75%, 05/15/22[a]	1,000	1,023,455
6.00%, 11/15/17	300	349,393
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	403,834
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)	2,500	2,662,500
Qwest Corp.
6.50%, 06/01/17[a]	2,000	2,327,157
6.75%, 12/01/21	931	1,098,584
7.50%, 10/01/14	1,500	1,679,724
Rogers Communications Inc.
6.80%, 08/15/18	3,400	4,269,114
Rogers Wireless Inc.
6.38%, 03/01/14	2,916	3,145,286
Telecom Italia Capital SA
4.95%, 09/30/14	1,310	1,326,375
5.25%, 11/15/13	4,639	4,743,377
5.25%, 10/01/15	3,602	3,656,030
6.18%, 06/18/14	210	216,300
7.00%, 06/04/18	177	184,080
7.18%, 06/18/19	2,550	2,652,000
Telefonica Emisiones SAU
3.73%, 04/27/15	1,380	1,338,600
3.99%, 02/16/16	711	682,560
4.95%, 01/15/15	2,200	2,205,500
5.13%, 04/27/20	2,299	2,103,585

Security	Principal (000s)	Value

5.46%, 02/16/21	$364	$334,880
5.88%, 07/15/19	698	668,335
6.22%, 07/03/17	1,300	1,313,000
6.42%, 06/20/16	6,411	6,531,206
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	990	1,088,465
Verizon Communications Inc.
1.25%, 11/03/14	515	520,019
1.95%, 03/28/14	4,580	4,685,764
2.00%, 11/01/16	1,663	1,734,360
3.00%, 04/01/16	3,725	3,996,503
3.50%, 11/01/21	5,450	5,995,714
4.60%, 04/01/21	3,723	4,398,258
4.90%, 09/15/15	330	367,979
5.50%, 02/15/18	1,058	1,284,625
5.55%, 02/15/16	2,532	2,924,466
6.10%, 04/15/18	2,506	3,128,762
6.35%, 04/01/19	1,089	1,384,218
8.75%, 11/01/18	3,624	5,067,837
Verizon New England Inc.
Series C
4.75%, 10/01/13	110	114,889
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	3,000	3,386,640
Vodafone Group PLC
2.88%, 03/16/16[a]	5,200	5,520,268
4.15%, 06/10/14	5,090	5,401,383
4.38%, 03/16/21	500	580,756
4.63%, 07/15/18	320	370,211
5.00%, 09/15/15	92	103,304
5.38%, 01/30/15	240	265,328
5.45%, 06/10/19	1,750	2,120,467
5.63%, 02/27/17	2,308	2,742,207
5.75%, 03/15/16	1,892	2,193,160

		242,607,221
TEXTILES — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,323,451
4.30%, 06/01/21	340	372,056

		1,695,507

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
6.13%, 05/15/14[a]	$1,000	$1,078,865
Mattel Inc.
2.50%, 11/01/16	400	416,966
4.35%, 10/01/20	500	536,497

		2,032,328
TRANSPORTATION — 1.07%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	1,000	1,029,185
3.05%, 09/01/22 (Call 06/01/22)	1,000	1,035,560
4.30%, 07/01/13	110	113,385
4.70%, 10/01/19	2,434	2,789,300
4.88%, 01/15/15	90	98,483
5.75%, 03/15/18	3,166	3,815,549
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)[a]	1,900	1,928,005
5.55%, 03/01/19	2,550	3,135,350
5.80%, 06/01/16	180	211,013
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,510,921
9.45%, 08/01/21	70	101,912
Con-Way Inc.
7.25%, 01/15/18	1,100	1,277,149
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	107,356
4.25%, 06/01/21 (Call 03/01/21)[a]	2,800	3,124,736
5.50%, 08/01/13	50	52,223
6.25%, 04/01/15	1,350	1,533,540
6.25%, 03/15/18	350	427,064
7.38%, 02/01/19	2,250	2,880,670
7.90%, 05/01/17	210	264,964
FedEx Corp.
2.63%, 08/01/22[a]	250	249,175

Security	Principal (000s)	Value

7.38%, 01/15/14	$80	$87,190
8.00%, 01/15/19	750	993,489
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,850	1,908,977
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,578,657
5.26%, 09/17/14	50	54,428
5.75%, 01/15/16	1,550	1,783,641
5.75%, 04/01/18	1,550	1,864,939
5.90%, 06/15/19	1,590	1,948,608
7.70%, 05/15/17	410	519,777
Norfolk Southern Railway Co.
9.75%, 06/15/20[a]	150	219,942
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	506,345
2.50%, 03/01/18 (Call 02/01/18)	1,000	1,010,418
3.15%, 03/02/15	925	955,598
3.50%, 06/01/17[a]	950	988,070
3.60%, 03/01/16	100	105,046
5.85%, 03/01/14	120	127,020
5.85%, 11/01/16	1,500	1,710,552
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	500	559,292
4.16%, 07/15/22 (Call 04/15/22)	814	919,261
4.88%, 01/15/15	70	76,598
5.70%, 08/15/18	1,137	1,379,398
5.75%, 11/15/17	1,350	1,621,457
6.13%, 02/15/20	300	375,335
United Parcel Service Inc.
3.13%, 01/15/21	4,114	4,431,907
3.88%, 04/01/14	3,060	3,226,334
5.13%, 04/01/19	931	1,131,191
5.50%, 01/15/18	111	134,170
8.38%, 04/01/20	350	496,791

		57,399,971

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

TRUCKING & LEASING — 0.04%
GATX Corp.
3.50%, 07/15/16	$1,050	$1,084,687
4.85%, 06/01/21	1,150	1,190,307

		2,274,994
WATER — 0.06%
American Water Capital Corp.
6.09%, 10/15/17	500	593,673
United Utilities PLC
4.55%, 06/19/18	150	158,623
5.38%, 02/01/19	210	228,136
Veolia Environnement SA
6.00%, 06/01/18	2,125	2,447,506

		3,427,938

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,501,214,049)		4,780,214,030

FOREIGN AGENCY OBLIGATIONS[f] — 4.98%

CANADA — 2.32%
British Columbia (Province of)
1.20%, 04/25/17	1,250	1,278,738
2.10%, 05/18/16	4,050	4,279,995
2.65%, 09/22/21	750	806,017
2.85%, 06/15/15	3,750	4,005,312
Export Development Canada
1.25%, 10/27/15	500	514,602
1.25%, 10/26/16	500	514,814
1.50%, 05/15/14	4,150	4,239,419
3.13%, 04/24/14	3,500	3,666,186
Hydro-Quebec
1.38%, 06/19/17	1,850	1,879,146
2.00%, 06/30/16	4,400	4,619,597
8.40%, 01/15/22	580	848,314
9.40%, 02/01/21	200	302,926
Manitoba (Province of)
1.38%, 04/28/14	3,610	3,672,520
4.90%, 12/06/16	3,750	4,393,702
New Brunswick (Province of)
5.20%, 02/21/17	850	1,003,831

Security	Principal (000s)	Value

Nova Scotia (Province of)
5.13%, 01/26/17	$1,250	$1,468,757
9.25%, 03/01/20	2,000	2,946,820
Ontario (Province of)
0.95%, 05/26/15	500	505,772
1.38%, 01/27/14	7,170	7,274,923
1.60%, 09/21/16[a]	5,750	5,948,568
2.30%, 05/10/16	11,950	12,646,005
2.70%, 06/16/15	7,500	7,947,749
2.95%, 02/05/15	6,000	6,359,105
4.00%, 10/07/19	5,100	5,915,878
4.10%, 06/16/14	3,420	3,647,009
4.40%, 04/14/20[a]	6,750	8,024,504
4.50%, 02/03/15	310	339,563
4.75%, 01/19/16	320	363,344
4.95%, 11/28/16[a]	3,250	3,813,822
5.45%, 04/27/16	2,475	2,889,887
Quebec (Province of)
2.75%, 08/25/21[a]	3,000	3,165,426
3.50%, 07/29/20[a]	6,000	6,738,387
4.60%, 05/26/15	2,990	3,325,741
4.63%, 05/14/18	1,000	1,186,455
4.88%, 05/05/14	340	365,564
5.00%, 03/01/16	2,392	2,755,683
5.13%, 11/14/16	500	590,219

		124,244,300
JAPAN — 0.45%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	538,286
5.13%, 02/01/17	600	707,481
Japan Finance Corp.
1.88%, 09/24/15[a]	1,500	1,556,462
2.13%, 02/07/19	1,000	1,040,279
2.25%, 07/13/16	3,500	3,697,952
2.50%, 01/21/16	2,900	3,074,696
2.50%, 05/18/16	3,000	3,194,943
2.88%, 02/02/15	5,340	5,635,809
Japan Finance Organization for Municipalities
4.00%, 01/13/21	1,300	1,520,150
4.63%, 04/21/15	250	276,079

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.00%, 05/16/17	$2,500	$2,958,166

		24,200,303
MEXICO — 0.52%
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467	4,013,053
Petroleos Mexicanos
4.88%, 03/15/15	2,190	2,359,725
4.88%, 01/24/22[e]	5,000	5,575,000
5.50%, 01/21/21	6,800	7,922,000
6.00%, 03/05/20	2,900	3,465,500
8.00%, 05/03/19	3,500	4,567,500

		27,902,778
PHILIPPINES — 0.88%
Asian Development Bank
0.88%, 06/10/14	6,900	6,977,824
1.63%, 07/15/13	5,250	5,312,580
1.88%, 10/23/18	2,500	2,648,381
2.50%, 03/15/16	12,750	13,671,212
2.63%, 02/09/15	9,000	9,501,661
2.75%, 05/21/14[a]	3,300	3,440,995
3.63%, 09/05/13	2,353	2,433,558
Series E
5.50%, 06/27/16	2,550	3,033,783

		47,019,994
SUPRANATIONAL — 0.81%
Inter-American Development Bank
1.38%, 10/18/16	3,000	3,116,640
1.63%, 07/15/13	2,000	2,024,412
1.75%, 08/24/18	2,500	2,620,806
2.25%, 07/15/15	12,500	13,195,034
3.00%, 04/22/14	4,250	4,441,051
3.88%, 02/14/20	750	889,405
4.25%, 09/10/18	2,000	2,391,922
5.13%, 09/13/16[a]	6,692	7,920,743
Series E
3.88%, 09/17/19	5,500	6,495,838

		43,095,851

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $253,755,490)		266,463,226

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.67%

BRAZIL — 0.55%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	$6,025	$7,193,850
5.88%, 01/15/19[a]	2,650	3,255,525
6.00%, 01/17/17	4,625	5,496,812
7.88%, 03/07/15	3,500	4,095,000
8.00%, 01/15/18	2,651	3,145,412
8.88%, 10/14/19	1,000	1,447,500
10.25%, 06/17/13[a]	2,180	2,341,320
12.75%, 01/15/20	1,500	2,572,500

		29,547,919
CANADA — 0.23%
Canada (Government of)
0.88%, 02/14/17	8,625	8,737,557
2.38%, 09/10/14	3,570	3,723,605

		12,461,162
CHILE — 0.06%
Chile (Republic of)
3.25%, 09/14/21[a]	3,000	3,247,890

		3,247,890
CHINA — 0.01%
China (People’s Republic of)
4.75%, 10/29/13	360	376,650

		376,650
COLOMBIA — 0.33%
Colombia (Republic of)
4.38%, 07/12/21[a]	5,100	5,916,000
7.38%, 01/27/17	3,500	4,362,750
7.38%, 03/18/19	3,000	3,990,000
8.25%, 12/22/14	1,450	1,703,750
11.75%, 02/25/20[a]	1,000	1,640,000

		17,612,500
ISRAEL — 0.14%
Israel (State of)
5.13%, 03/01/14[a]	130	137,345
5.13%, 03/26/19[a]	4,650	5,306,812
5.50%, 11/09/16[a]	1,600	1,832,000

		7,276,157

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ITALY — 0.53%
Italy (Republic of)
3.13%, 01/26/15	$8,040	$7,933,623
4.50%, 01/21/15	10,771	10,976,172
5.25%, 09/20/16	9,030	9,263,537

		28,173,332
MEXICO — 0.76%
United Mexican States
5.13%, 01/15/20	7,500	8,962,501
5.63%, 01/15/17	9,900	11,582,999
5.88%, 01/15/14	450	479,925
5.88%, 02/17/14	5,070	5,419,830
5.95%, 03/19/19	5,700	7,016,699
6.63%, 03/03/15	810	919,350
8.13%, 12/30/19	3,400	4,904,500
11.38%, 09/15/16	800	1,120,000

		40,405,804
PANAMA — 0.11%
Panama (Republic of)
5.20%, 01/30/20[a]	4,050	4,799,250
7.25%, 03/15/15	1,000	1,145,000

		5,944,250
PERU — 0.10%
Peru (Republic of)
7.13%, 03/30/19	2,725	3,590,187
9.88%, 02/06/15	1,625	1,952,438

		5,542,625
POLAND — 0.47%
Poland (Republic of)
3.88%, 07/16/15	6,150	6,572,812
5.00%, 10/19/15[a]	770	849,888
5.00%, 03/23/22	6,000	6,931,140
5.13%, 04/21/21	3,000	3,487,500
5.25%, 01/15/14	130	137,410
6.38%, 07/15/19	6,000	7,335,000

		25,313,750
SOUTH AFRICA — 0.20%
South Africa (Republic of)
5.50%, 03/09/20[a]	4,000	4,750,000

Security	Principal (000s)	Value

6.50%, 06/02/14	$240	$261,600
6.88%, 05/27/19	4,250	5,397,500

		10,409,100
SOUTH KOREA — 0.18%
Korea (Republic of)
4.88%, 09/22/14	370	395,008
5.13%, 12/07/16	500	563,644
5.75%, 04/16/14	2,500	2,688,941
7.13%, 04/16/19	4,700	6,091,704

		9,739,297

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $183,385,508)		196,050,436

MUNICIPAL DEBT OBLIGATIONS — 0.39%

CALIFORNIA — 0.13%
State of California GO
3.95%, 11/01/15	875	943,285
5.25%, 04/01/14	2,000	2,136,240
5.45%, 04/01/15	500	553,605
5.75%, 03/01/17	500	580,265
6.20%, 10/01/19	1,500	1,812,810
State of California GO BAB
5.70%, 11/01/21	500	583,280
University of California Regents RB College & University Revenue
Series AA-2
0.89%, 07/01/13	500	501,990

		7,111,475
ILLINOIS — 0.20%
State of Illinois GO
4.07%, 01/01/14	2,500	2,589,300
4.42%, 01/01/15	3,000	3,189,750
4.96%, 03/01/16	500	544,150
5.37%, 03/01/17	250	277,275
5.67%, 03/01/18	2,000	2,237,840
5.88%, 03/01/19	1,450	1,621,114

		10,459,429

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	$500	$522,665

		522,665
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	600	689,982

		689,982
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/21 (AGM)	480	340,560
New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%, 01/01/16 (AMBAC)	410	429,963

		770,523
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,000	1,018,970

		1,018,970

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $19,335,541)		20,573,044

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.71%

MONEY MARKET FUNDS — 6.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,g,h]	283,199,191	$283,199,191
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,g,h]	25,351,914	25,351,914
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,g]	49,931,763	49,931,763

		358,482,868

TOTAL SHORT-TERM INVESTMENTS
(Cost: $358,482,868)		358,482,868

TOTAL INVESTMENTS IN SECURITIES — 105.17%
(Cost: $5,316,173,456)		5,621,783,604
Other Assets, Less Liabilities — (5.17)%		(276,171,668)

NET ASSETS — 100.00%		$5,345,611,936

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 86.72%

ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22[a]	$100	$103,507
10.00%, 07/15/17 (Call 07/15/13)	200	222,000
Omnicom Group Inc.
3.63%, 05/01/22	50	52,334
4.45%, 08/15/20	200	220,940
5.90%, 04/15/16	1,050	1,212,384
WPP Finance 2010
4.75%, 11/21/21	600	650,625

		2,461,790
AEROSPACE & DEFENSE — 1.31%
Boeing Co. (The)
3.50%, 02/15/15	300	320,851
4.88%, 02/15/20	500	602,448
5.00%, 03/15/14	425	454,441
5.88%, 02/15/40	250	350,500
6.88%, 03/15/39	450	688,490
Embraer SA
5.15%, 06/15/22	500	526,250
General Dynamics Corp.
2.25%, 07/15/16	150	157,120
3.88%, 07/15/21 (Call 04/15/21)	100	111,733
5.25%, 02/01/14	1,000	1,065,839
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	500	549,598
6.80%, 07/01/36	250	358,531
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	550	603,880
5.20%, 10/15/19	300	336,655
Lockheed Martin Corp.
2.13%, 09/15/16[a]	200	206,494
3.35%, 09/15/21	484	508,566
4.25%, 11/15/19	300	336,242

Security	Principal (000s)	Value

Series B
6.15%, 09/01/36	$618	$802,839
Northrop Grumman Corp.
3.50%, 03/15/21	750	803,587
5.05%, 08/01/19[a]	500	585,259
Raytheon Co.
3.13%, 10/15/20	1,100	1,178,426
4.88%, 10/15/40	250	297,797
6.40%, 12/15/18	150	190,878
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	52,752
5.25%, 07/15/19	100	119,613
United Technologies Corp.
1.80%, 06/01/17	500	516,689
4.50%, 04/15/20	950	1,119,840
4.50%, 06/01/42	500	564,280
4.88%, 05/01/15	770	856,023
5.70%, 04/15/40	850	1,113,059
6.05%, 06/01/36	885	1,175,118
6.13%, 02/01/19	725	906,078

		17,459,876
AGRICULTURE — 1.11%
Altria Group Inc.
4.13%, 09/11/15	900	983,883
4.25%, 08/09/42	750	735,449
4.75%, 05/05/21	600	691,413
9.25%, 08/06/19	728	1,032,463
9.70%, 11/10/18	925	1,324,660
10.20%, 02/06/39	700	1,204,793
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171	205,693
5.45%, 03/15/18	430	517,486
5.77%, 03/01/41	900	1,174,830
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	369,250
8.50%, 06/15/19[a]	300	379,275
Lorillard Tobacco Co.
3.50%, 08/04/16	100	106,034
6.88%, 05/01/20[a]	500	610,214
8.13%, 05/01/40	250	328,876

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Philip Morris International Inc.
2.50%, 05/16/16	$300	$317,498
2.50%, 08/22/22	500	502,953
2.90%, 11/15/21	675	702,548
3.88%, 08/21/42	250	254,841
5.65%, 05/16/18	800	976,202
6.38%, 05/16/38	750	1,034,896
6.88%, 03/17/14	456	500,097
Reynolds American Inc.
6.75%, 06/15/17	580	703,800
7.25%, 06/15/37	114	146,026

		14,803,180
AIRLINES — 0.22%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22[a]	47	49,258
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23	146	154,306
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
5.98%, 10/19/23	228	249,661
7.25%, 05/10/21	451	510,614
Delta Air Lines Inc. 2009-1 Pass Through Trust
Class A
7.75%, 06/17/21	205	233,041
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20	92	98,264
Delta Air Lines Inc. 2012-1A Pass Through Trust
Class A
4.75%, 05/07/21	1,000	1,025,000
Southwest Airlines Co.
5.25%, 10/01/14	600	642,431

		2,962,575

Security	Principal (000s)	Value

APPAREL — 0.01%
VF Corp.
3.50%, 09/01/21	$150	$161,860

		161,860
AUTO MANUFACTURERS — 0.24%
Daimler Finance North America LLC
6.50%, 11/15/13	546	583,761
8.50%, 01/18/31	550	857,723
Ford Motor Co.
6.50%, 08/01/18[a]	500	565,000
7.45%, 07/16/31	1,000	1,227,500

		3,233,984
AUTO PARTS & EQUIPMENT — 0.10%
BorgWarner Inc.
4.63%, 09/15/20[a]	100	110,680
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	350	367,382
4.25%, 03/01/21	350	383,631
5.00%, 03/30/20	250	287,088
5.70%, 03/01/41	200	239,546

		1,388,327
BANKS — 17.92%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,100	1,115,011
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	108,910
Bancolombia SA
5.95%, 06/03/21	500	553,750
Bank of America Corp.
3.63%, 03/17/16	600	623,849
3.70%, 09/01/15	1,200	1,252,246
4.50%, 04/01/15	1,200	1,270,708
5.00%, 05/13/21	1,000	1,069,553
5.25%, 12/01/15[a]	700	737,449
5.42%, 03/15/17	700	745,442
5.63%, 07/01/20	1,250	1,379,808
5.65%, 05/01/18	800	889,972

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.70%, 01/24/22	$2,100	$2,371,486
5.75%, 12/01/17	250	278,052
5.88%, 01/05/21	500	561,668
6.50%, 08/01/16	1,600	1,820,207
7.38%, 05/15/14	1,850	2,016,610
7.63%, 06/01/19	400	487,302
Series 1
3.75%, 07/12/16	1,900	1,987,119
Bank of America N.A.
5.30%, 03/15/17	1,000	1,085,975
6.00%, 10/15/36	426	474,610
Bank of Montreal
1.75%, 04/29/14	1,650	1,683,341
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	1,000	1,031,178
2.30%, 07/28/16	1,300	1,357,115
3.55%, 09/23/21 (Call 08/23/21)	750	809,036
4.30%, 05/15/14	950	1,012,463
5.45%, 05/15/19	200	237,391
Bank of Nova Scotia
1.85%, 01/12/15[a]	500	512,356
2.55%, 01/12/17	1,000	1,055,161
2.90%, 03/29/16	500	531,539
3.40%, 01/22/15	634	672,308
4.38%, 01/13/21	150	171,562
Barclays Bank PLC
5.00%, 09/22/16	350	384,030
5.13%, 01/08/20	1,350	1,462,582
5.14%, 10/14/20	250	251,255
5.20%, 07/10/14[a]	1,950	2,067,034
6.75%, 05/22/19	750	880,503
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)[a]	500	510,344
2.15%, 03/22/17 (Call 02/22/17)	450	465,639
3.20%, 03/15/16 (Call 02/16/16)	500	532,951
6.85%, 04/30/19	800	1,020,095

Security	Principal (000s)	Value

BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	$500	$490,402
BNP Paribas SA
3.25%, 03/11/15	1,250	1,294,823
5.00%, 01/15/21	1,250	1,346,160
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	200	201,901
2.35%, 12/11/15	300	315,087
Capital One Financial Corp.
2.13%, 07/15/14	150	152,766
2.15%, 03/23/15	250	256,019
3.15%, 07/15/16	150	159,001
4.75%, 07/15/21	400	447,123
6.75%, 09/15/17	250	304,676
7.38%, 05/23/14	1,250	1,380,963
Citigroup Inc.
3.95%, 06/15/16	1,600	1,686,633
4.45%, 01/10/17	2,650	2,847,627
4.50%, 01/14/22	2,000	2,107,333
4.75%, 05/19/15	1,850	1,979,123
5.00%, 09/15/14	800	835,825
5.38%, 08/09/20	1,400	1,558,694
6.00%, 12/13/13	1,000	1,057,271
6.00%, 08/15/17	750	856,697
6.00%, 10/31/33	855	884,448
6.01%, 01/15/15	500	545,701
6.13%, 11/21/17	750	862,582
6.13%, 05/15/18	500	578,593
6.88%, 03/05/38	900	1,154,648
8.13%, 07/15/39	750	1,091,914
8.50%, 05/22/19	1,300	1,667,233
Comerica Bank
5.75%, 11/21/16	1,000	1,142,478
Credit Suisse New York
3.50%, 03/23/15	1,100	1,153,860
4.38%, 08/05/20	1,000	1,106,547
5.30%, 08/13/19	900	1,043,477
5.40%, 01/14/20	600	642,727
5.50%, 05/01/14	800	854,154
6.00%, 02/15/18	500	548,642

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Deutsche Bank AG London
3.25%, 01/11/16[a]	$1,050	$1,096,027
3.45%, 03/30/15[a]	1,000	1,049,364
6.00%, 09/01/17	450	523,662
Discover Bank
7.00%, 04/15/20	550	641,217
Export-Import Bank of Korea (The)
4.13%, 09/09/15	1,000	1,071,860
5.00%, 04/11/22[a]	500	577,392
5.13%, 06/29/20	1,000	1,151,531
8.13%, 01/21/14[a]	800	872,834
Fifth Third Bancorp
3.63%, 01/25/16	500	535,135
8.25%, 03/01/38	350	489,321
First Horizon National Corp.
5.38%, 12/15/15	250	268,107
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	750	771,429
3.63%, 02/07/16	2,000	2,065,086
3.70%, 08/01/15	250	259,510
5.00%, 10/01/14	867	920,232
5.25%, 10/15/13	1,112	1,161,699
5.25%, 07/27/21	2,700	2,864,838
5.35%, 01/15/16	1,250	1,360,379
5.38%, 03/15/20	750	808,291
5.63%, 01/15/17	1,150	1,243,519
5.75%, 01/24/22	2,450	2,693,712
5.95%, 01/18/18	1,200	1,355,730
5.95%, 01/15/27	570	577,497
6.00%, 05/01/14	250	266,830
6.00%, 06/15/20	250	278,508
6.13%, 02/15/33[a]	1,250	1,358,651
6.15%, 04/01/18	756	858,951
6.25%, 09/01/17	600	687,005
6.25%, 02/01/41	700	767,841
6.75%, 10/01/37	875	899,999
7.50%, 02/15/19	1,050	1,256,391
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,205	1,263,175
4.88%, 08/24/20	750	796,406

Security	Principal (000s)	Value

HSBC Holdings PLC
4.00%, 03/30/22	$1,000	$1,072,979
5.10%, 04/05/21	550	631,842
6.10%, 01/14/42	300	397,724
6.50%, 05/02/36	800	932,540
6.50%, 09/15/37	949	1,103,427
6.80%, 06/01/38	800	965,321
J.P. Morgan Chase & Co.
1.88%, 03/20/15	650	661,943
2.60%, 01/15/16	250	258,614
3.15%, 07/05/16	500	527,875
3.45%, 03/01/16	3,700	3,945,491
4.25%, 10/15/20	600	655,368
4.35%, 08/15/21	2,600	2,839,041
4.40%, 07/22/20	1,100	1,214,558
4.50%, 01/24/22	500	554,827
4.63%, 05/10/21	950	1,058,615
4.65%, 06/01/14[a]	2,350	2,497,279
5.13%, 09/15/14	1,150	1,231,556
5.40%, 01/06/42	600	713,178
5.50%, 10/15/40	300	358,586
5.60%, 07/15/41	900	1,092,958
6.00%, 01/15/18	1,169	1,393,075
6.30%, 04/23/19	450	545,996
6.40%, 05/15/38	625	816,625
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,100	2,471,020
KeyCorp
3.75%, 08/13/15[a]	600	639,841
5.10%, 03/24/21	300	344,505
KfW
1.00%, 01/12/15	5,250	5,325,711
1.25%, 10/26/15	1,500	1,533,811
1.25%, 10/05/16[a]	2,000	2,047,729
1.38%, 07/15/13	350	353,115
1.38%, 01/13/14	1,650	1,674,642
1.50%, 04/04/14	1,500	1,528,885
2.00%, 06/01/16	2,100	2,207,130
2.38%, 08/25/21[a]	1,175	1,227,434
2.63%, 03/03/15	1,500	1,581,682
2.63%, 02/16/16[a]	1,000	1,070,264

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

2.63%, 01/25/22[a]	$1,000	$1,063,674
2.75%, 09/08/20	1,500	1,620,714
3.50%, 03/10/14	1,200	1,258,122
4.00%, 01/27/20	1,000	1,168,924
4.50%, 07/16/18[a]	1,050	1,248,278
4.88%, 01/17/17	500	587,872
4.88%, 06/17/19	1,800	2,196,337
5.13%, 03/14/16	1,560	1,804,513
Korea Development Bank
3.88%, 05/04/17[a]	1,000	1,074,136
4.38%, 08/10/15	500	538,865
8.00%, 01/23/14[a]	500	544,989
Korea Finance Corp.
4.63%, 11/16/21	300	333,523
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	750	780,721
2.13%, 07/15/16	525	552,841
2.38%, 09/13/17	850	909,054
3.13%, 07/15/15	600	643,152
4.13%, 07/15/13	400	412,796
Series G
5.00%, 11/08/16	570	667,815
Lloyds TSB Bank PLC
4.20%, 03/28/17	250	264,187
6.38%, 01/21/21	1,000	1,162,920
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)[c]	500	490,000
Morgan Stanley
2.88%, 01/24/14	350	352,860
3.80%, 04/29/16	1,400	1,404,836
4.10%, 01/26/15	1,900	1,946,170
4.75%, 04/01/14[a]	800	821,141
5.45%, 01/09/17	450	472,204
5.50%, 07/28/21	750	766,758
5.63%, 09/23/19	1,000	1,027,016
5.75%, 10/18/16	1,254	1,324,641
5.75%, 01/25/21	1,600	1,635,922
5.95%, 12/28/17	900	952,511
6.00%, 05/13/14	1,300	1,373,505

Security	Principal (000s)	Value

6.00%, 04/28/15	$1,500	$1,594,613
6.63%, 04/01/18	1,332	1,449,953
7.25%, 04/01/32	350	390,610
7.30%, 05/13/19	1,225	1,371,565
National Australia Bank Ltd. New York
2.00%, 03/09/15	750	763,124
National City Corp.
4.90%, 01/15/15	228	247,710
6.88%, 05/15/19	1,000	1,232,849
Northern Trust Corp.
5.50%, 08/15/13	600	628,997
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,000	1,011,284
4.50%, 03/09/15	150	163,750
5.00%, 04/25/17	1,050	1,221,558
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	910	960,410
3.63%, 02/08/15[d]	500	532,849
4.25%, 09/21/15[a,d]	200	219,242
5.13%, 02/08/20[d]	925	1,087,936
Rabobank Nederland
1.85%, 01/10/14	700	708,228
3.38%, 01/19/17	500	527,262
3.88%, 02/08/22	1,800	1,881,384
4.50%, 01/11/21	500	546,841
5.25%, 05/24/41	250	290,472
Regions Financial Corp.
7.75%, 11/10/14	250	275,625
Royal Bank of Canada
1.45%, 10/30/14	1,500	1,526,506
2.10%, 07/29/13	750	762,352
2.30%, 07/20/16	500	520,874
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	250	254,420
3.40%, 08/23/13	500	508,077
4.38%, 03/16/16[a]	1,300	1,370,941
5.63%, 08/24/20	750	821,142
6.13%, 01/11/21	300	343,924
6.40%, 10/21/19	600	653,136

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Sovereign Bank
8.75%, 05/30/18	$250	$281,711
State Street Corp.
2.88%, 03/07/16[a]	200	214,023
4.30%, 05/30/14	200	213,834
4.38%, 03/07/21	600	692,637
4.96%, 03/15/18	200	218,787
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	504,065
SunTrust Bank
5.00%, 09/01/15	77	82,317
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	632,507
3.60%, 04/15/16 (Call 03/15/16)	150	158,175
Svenska Handelsbanken AB
2.88%, 04/04/17	500	523,195
Toronto-Dominion Bank (The)
1.38%, 07/14/14	100	101,670
2.38%, 10/19/16	800	841,196
2.50%, 07/14/16	300	317,070
U.S. Bancorp
1.38%, 09/13/13 (Call 08/13/13)	500	504,366
2.20%, 11/15/16 (Call 10/14/16)	500	524,707
2.45%, 07/27/15	900	945,418
2.88%, 11/20/14[a]	400	421,155
3.00%, 03/15/22 (Call 02/15/22)	250	261,265
4.13%, 05/24/21 (Call 04/23/21)	200	226,570
4.20%, 05/15/14	1,300	1,379,824
UBS AG Stamford
3.88%, 01/15/15	1,250	1,307,200
4.88%, 08/04/20	500	554,036
5.75%, 04/25/18	650	751,478
5.88%, 12/20/17	800	926,939
Series 10
5.88%, 07/15/16	600	646,713

Security	Principal (000s)	Value

Union Bank N.A.
5.95%, 05/11/16	$600	$685,194
US Bank N.A.
4.80%, 04/15/15	640	702,912
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15[a]	1,570	1,699,471
5.85%, 02/01/37	500	623,742
6.60%, 01/15/38	1,250	1,699,319
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	1,100	1,268,921
5.75%, 02/01/18	1,150	1,380,318
Wells Fargo & Co.
1.25%, 02/13/15	750	755,571
3.50%, 03/08/22	1,750	1,860,333
3.68%, 06/15/16[b]	1,500	1,631,530
3.75%, 10/01/14	850	900,310
4.60%, 04/01/21	800	919,515
5.13%, 09/15/16[a]	1,075	1,213,761
5.63%, 12/11/17	1,300	1,553,073
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	808,293
Westpac Banking Corp.
3.00%, 08/04/15	600	631,967
4.20%, 02/27/15	1,250	1,345,117
4.88%, 11/19/19	800	901,466

		239,380,356
BEVERAGES — 2.07%
Anheuser-Busch Companies LLC
5.50%, 01/15/18[a]	705	850,134
6.45%, 09/01/37	478	674,768
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	500	504,195
1.50%, 07/14/14	1,600	1,625,932
2.50%, 07/15/22	1,000	1,009,353
2.88%, 02/15/16[a]	250	266,346
4.13%, 01/15/15[a]	450	486,277
4.38%, 02/15/21[a]	75	87,442
5.38%, 11/15/14	900	992,409
5.38%, 01/15/20	534	652,327

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.38%, 01/15/40	$750	$1,065,950
7.75%, 01/15/19	250	335,898
8.20%, 01/15/39	700	1,165,357
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	154,780
5.38%, 01/15/16	45	50,796
Bottling Group LLC
6.95%, 03/15/14	600	657,526
Brown-Forman Corp.
2.50%, 01/15/16	300	309,855
Coca-Cola Co. (The)
1.65%, 03/14/18	950	980,726
1.80%, 09/01/16	1,100	1,143,345
3.15%, 11/15/20	500	546,757
3.30%, 09/01/21	500	550,570
3.63%, 03/15/14	1,200	1,256,912
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	254,823
3.50%, 09/15/20	250	265,984
4.50%, 09/01/21 (Call 06/01/21)	200	226,016
Diageo Capital PLC
5.75%, 10/23/17	1,426	1,733,057
5.88%, 09/30/36	228	299,328
Diageo Finance BV
5.30%, 10/28/15	500	570,154
Diageo Investment Corp.
4.25%, 05/11/42	500	547,693
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250	262,754
3.20%, 11/15/21 (Call 08/15/21)	700	726,944
Molson Coors Brewing Co.
2.00%, 05/01/17	500	509,699
5.00%, 05/01/42	250	282,046
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	285	410,732
PepsiCo Inc.
2.50%, 05/10/16	900	950,578

Security	Principal (000s)	Value

2.75%, 03/05/22	$500	$516,399
3.00%, 08/25/21	1,300	1,377,496
3.10%, 01/15/15	300	316,598
3.75%, 03/01/14	750	785,498
4.00%, 03/05/42	500	524,342
5.50%, 01/15/40	500	639,148
7.90%, 11/01/18	775	1,044,506

		27,611,450
BIOTECHNOLOGY — 0.77%
Amgen Inc.
2.13%, 05/15/17	1,000	1,030,719
2.30%, 06/15/16	300	310,522
3.88%, 11/15/21 (Call 08/15/21)	1,712	1,848,013
4.10%, 06/15/21 (Call 03/15/21)	400	436,614
5.15%, 11/15/41 (Call 05/15/41)	250	270,406
5.38%, 05/15/43 (Call 11/15/42)	500	561,875
5.65%, 06/15/42 (Call 12/15/41)	300	348,807
5.75%, 03/15/40	200	231,677
5.85%, 06/01/17	925	1,097,242
6.38%, 06/01/37	500	611,916
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	300	313,117
Celgene Corp.
3.25%, 08/15/22	500	501,560
3.95%, 10/15/20	200	211,928
Genentech Inc.
5.25%, 07/15/35	137	168,447
Gilead Sciences Inc.
2.40%, 12/01/14	134	138,386
3.05%, 12/01/16[a]	100	106,796
4.40%, 12/01/21 (Call 09/01/21)	800	910,556
4.50%, 04/01/21 (Call 01/01/21)	200	227,299
5.65%, 12/01/41 (Call 06/01/41)	300	383,089

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	$150	$168,460
6.00%, 03/01/20	300	357,537

		10,234,966
BUILDING MATERIALS — 0.14%
CRH America Inc.
5.30%, 10/15/13	570	594,158
6.00%, 09/30/16[a]	744	827,678
Owens Corning Inc.
6.50%, 12/01/16[a]	450	503,849

		1,925,685
CHEMICALS — 1.52%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	250	313,939
6.75%, 01/15/19	250	311,170
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	258,635
3.00%, 11/03/21	500	530,362
4.38%, 08/21/19	150	171,367
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	500	516,932
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	222,750
Cabot Corp.
3.70%, 07/15/22	350	355,411
CF Industries Inc.
7.13%, 05/01/20	500	622,334
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	710	777,404
5.90%, 02/15/15	500	556,145
7.60%, 05/15/14	1,076	1,191,371
8.55%, 05/15/19	1,150	1,538,061
9.40%, 05/15/39	700	1,148,673
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	500	529,865

Security	Principal (000s)	Value

3.63%, 01/15/21	$484	$537,917
4.63%, 01/15/20	750	877,979
5.25%, 12/15/16	228	268,083
5.88%, 01/15/14	102	109,516
6.00%, 07/15/18	1,029	1,298,427
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	250	263,619
5.50%, 11/15/19	600	695,978
Ecolab Inc.
3.00%, 12/08/16	550	585,230
4.35%, 12/08/21	550	618,539
5.50%, 12/08/41	100	124,392
FMC Corp.
3.95%, 02/01/22	100	105,946
Lubrizol Corp.
8.88%, 02/01/19[a]	250	344,598
Monsanto Co.
2.75%, 04/15/16[a]	150	159,055
3.60%, 07/15/42 (Call 01/15/42)	350	358,548
5.88%, 04/15/38	150	206,271
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	300	319,669
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	450	488,490
5.25%, 05/15/14	250	268,909
5.63%, 12/01/40	350	448,063
6.50%, 05/15/19	250	314,663
PPG Industries Inc.
1.90%, 01/15/16[a]	100	100,825
3.60%, 11/15/20	100	106,864
5.50%, 11/15/40	250	304,986
6.65%, 03/15/18	150	182,903
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	500	511,928
3.00%, 09/01/21	100	105,971
4.05%, 03/15/21	200	227,609
4.63%, 03/30/15[a]	500	551,556

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Sherwin-Williams Co. (The)
3.13%, 12/15/14	$125	$130,918
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	53,634
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	500	532,645

		20,248,150
COMMERCIAL SERVICES — 0.45%
ADT Corp. (The)
2.25%, 07/15/17[e]	900	916,807
3.50%, 07/15/22[e]	1,000	1,041,292
Emory University
5.63%, 09/01/19	250	309,760
Equifax Inc.
6.30%, 07/01/17	100	117,958
Johns Hopkins University
5.25%, 07/01/19	250	302,452
Massachusetts Institute of Technology
5.60%, 07/01/2111	500	728,037
Moody’s Corp.
5.50%, 09/01/20[a]	100	111,904
Princeton University
Series A
4.95%, 03/01/19	250	300,573
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)[a]	200	219,550
Stanford University
4.75%, 05/01/19	159	189,942
Vanderbilt University
5.25%, 04/01/19	250	301,514
Western Union Co. (The)
3.65%, 08/22/18	250	276,131
5.25%, 04/01/20	160	184,719
5.93%, 10/01/16[a]	650	760,893
Yale University
2.90%, 10/15/14	250	262,506

		6,024,038

Security	Principal (000s)	Value

COMPUTERS — 1.29%
Computer Sciences Corp.
6.50%, 03/15/18[a]	$600	$672,361
Dell Inc.
2.30%, 09/10/15[a]	1,650	1,701,641
5.40%, 09/10/40[a]	100	108,110
5.88%, 06/15/19[a]	200	234,897
Hewlett-Packard Co.
1.25%, 09/13/13	250	250,701
2.13%, 09/13/15	400	402,727
2.65%, 06/01/16	400	405,757
3.00%, 09/15/16	850	871,260
3.75%, 12/01/20	350	341,173
4.30%, 06/01/21	200	199,081
4.38%, 09/15/21	150	149,577
4.65%, 12/09/21	1,050	1,064,716
4.75%, 06/02/14	1,200	1,263,415
6.00%, 09/15/41	500	519,948
6.13%, 03/01/14	1,100	1,173,883
International Business Machines Corp.
0.55%, 02/06/15	1,100	1,101,525
0.88%, 10/31/14	750	758,050
1.25%, 02/06/17	800	810,487
1.95%, 07/22/16	1,300	1,354,768
2.90%, 11/01/21[a]	900	961,062
4.00%, 06/20/42	990	1,087,594
5.60%, 11/30/39	42	56,179
5.70%, 09/14/17	784	954,745
7.63%, 10/15/18	570	769,622

		17,213,279
COSMETICS & PERSONAL CARE—0.40%
Avon Products Inc.
6.50%, 03/01/19[a]	600	628,656
Colgate-Palmolive Co.
1.30%, 01/15/17	600	611,637
2.95%, 11/01/20	250	268,533
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	99,269

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Procter & Gamble Co. (The)
1.45%, 08/15/16	$900	$924,610
3.50%, 02/15/15	725	771,725
4.70%, 02/15/19	750	887,868
5.55%, 03/05/37	828	1,131,480

		5,323,778
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
3.38%, 11/01/15	250	255,140
Ingram Micro Inc.
5.25%, 09/01/17	150	161,253

		416,393
DIVERSIFIED FINANCIAL SERVICES — 6.12%
Alterra Finance LLC
6.25%, 09/30/20	100	112,008
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[c]	128	135,360
7.00%, 03/19/18	756	959,670
7.25%, 05/20/14	800	888,272
8.13%, 05/20/19	250	338,632
8.15%, 03/19/38	500	809,107
American Express Credit Corp.
2.75%, 09/15/15	900	950,007
2.80%, 09/19/16	1,900	2,023,925
Series D
5.13%, 08/25/14	450	488,439
Ameriprise Financial Inc.
5.65%, 11/15/15	600	681,824
Associates Corp. of North America
6.95%, 11/01/18	855	1,001,910
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	570	625,963
7.25%, 02/01/18	750	935,994
Boeing Capital Corp.
4.70%, 10/27/19	250	296,383
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,096,947
Caterpillar Financial Services Corp.
1.05%, 03/26/15	500	504,544

Security	Principal (000s)	Value

2.05%, 08/01/16	$850	$882,625
6.13%, 02/17/14	1,030	1,113,030
7.15%, 02/15/19	650	848,890
Charles Schwab Corp. (The)
3.23%, 09/01/22[e]	600	608,319
CME Group Inc.
5.40%, 08/01/13	575	601,025
Countrywide Financial Corp.
6.25%, 05/15/16	575	614,058
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969	1,079,202
7.13%, 07/15/32	150	205,813
Ford Motor Credit Co. LLC
3.00%, 06/12/17	1,000	1,002,314
4.25%, 02/03/17	2,500	2,625,000
5.88%, 08/02/21	1,000	1,096,250
6.63%, 08/15/17	500	571,250
7.00%, 04/15/15	1,597	1,768,677
8.00%, 12/15/16	500	592,500
General Electric Capital Corp.
1.88%, 09/16/13	500	507,257
2.10%, 01/07/14	500	510,228
2.25%, 11/09/15	150	155,186
2.95%, 05/09/16[a]	1,000	1,057,482
3.50%, 06/29/15	1,500	1,600,270
4.63%, 01/07/21	1,800	2,029,747
4.65%, 10/17/21	1,000	1,135,744
4.88%, 03/04/15	1,050	1,149,373
5.00%, 01/08/16	1,410	1,575,804
5.30%, 02/11/21	750	863,155
5.40%, 02/15/17	750	868,684
5.63%, 09/15/17	1,050	1,240,015
5.63%, 05/01/18	1,200	1,423,630
5.65%, 06/09/14	850	921,185
5.88%, 01/14/38	2,650	3,190,170
5.90%, 05/13/14	500	544,066
6.00%, 08/07/19	1,625	1,971,942
6.38%, 11/15/67 (Call 11/15/17)[c]	400	421,000
6.88%, 01/10/39	1,350	1,824,735

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Series A
3.75%, 11/14/14	$800	$849,132
6.75%, 03/15/32	1,267	1,637,537
Goldman Sachs Capital I
6.35%, 02/15/34	570	560,025
HSBC Finance Corp.
5.00%, 06/30/15	1,350	1,449,579
5.50%, 01/19/16	750	818,786
6.68%, 01/15/21	1,164	1,316,192
Jefferies Group Inc.
3.88%, 11/09/15	200	201,500
5.13%, 04/13/18	450	454,500
6.45%, 06/08/27	250	254,375
8.50%, 07/15/19[a]	750	855,000
John Deere Capital Corp.
0.88%, 04/17/15	750	753,557
1.60%, 03/03/14	500	507,661
1.85%, 09/15/16	200	206,334
2.25%, 06/07/16	500	522,153
2.75%, 03/15/22[a]	550	567,132
2.95%, 03/09/15	400	422,538
3.15%, 10/15/21[a]	750	804,547
Lazard Group LLC
6.85%, 06/15/17[a]	300	334,178
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741	785,948
6.05%, 05/16/16	650	700,166
6.11%, 01/29/37	300	297,851
6.40%, 08/28/17	776	878,356
6.88%, 04/25/18	1,275	1,476,295
7.75%, 05/14/38	1,150	1,366,318
Murray Street Investment Trust I
4.65%, 03/09/17[b]	150	155,882
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	89,018
5.55%, 01/15/20[a]	250	264,486
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	950	953,574
3.05%, 02/15/22 (Call 11/15/21)	750	782,930
10.38%, 11/01/18	500	723,797

Security	Principal (000s)	Value

Series C
8.00%, 03/01/32	$325	$495,976
Nomura Holdings Inc.
4.13%, 01/19/16	500	514,751
5.00%, 03/04/15[a]	250	262,659
6.70%, 03/04/20	550	631,545
ORIX Corp.
4.71%, 04/27/15	500	524,882
PACCAR Financial Corp.
1.55%, 09/29/14	500	508,475
Raymond James Financial Inc.
4.25%, 04/15/16	50	52,838
SLM Corp.
5.00%, 10/01/13	545	565,437
5.63%, 08/01/33	250	225,000
6.00%, 01/25/17	500	530,000
6.25%, 01/25/16	528	561,000
7.25%, 01/25/22	500	540,000
8.00%, 03/25/20	150	169,500
8.45%, 06/15/18	600	690,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500	525,768
5.13%, 03/01/17	621	723,362
Toyota Motor Credit Corp.
1.00%, 02/17/15	750	756,168
1.25%, 11/17/14	1,100	1,115,765
2.00%, 09/15/16	750	779,096
3.20%, 06/17/15	550	588,099
3.30%, 01/12/22	1,000	1,073,934
3.40%, 09/15/21	400	433,582

		81,704,795
ELECTRIC — 5.75%
Alabama Power Co.
3.38%, 10/01/20[a]	500	540,859
4.10%, 01/15/42	450	480,666
6.00%, 03/01/39	500	686,186
Appalachian Power Co.
7.00%, 04/01/38	750	1,030,798
Arizona Public Service Co.
4.50%, 04/01/42	350	385,563
5.80%, 06/30/14	400	432,248

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$1,000	$1,015,444
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	316,225
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	500	514,660
3.40%, 09/01/21 (Call 06/01/21)	200	218,424
5.80%, 03/15/18[a]	405	492,487
6.45%, 01/15/38	500	707,610
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	550	722,801
6.30%, 08/15/37	548	782,623
6.65%, 04/01/19	600	768,600
Series 12-A
4.20%, 03/15/42[a]	250	278,768
Constellation Energy Group Inc.
4.55%, 06/15/15	434	467,634
Consumers Energy Co.
6.70%, 09/15/19[a]	850	1,100,539
Detroit Edison Co. (The)
3.95%, 06/15/42	250	269,895
5.70%, 10/01/37	550	726,952
Dominion Resources Inc.
4.45%, 03/15/21	500	576,085
7.00%, 06/15/38	250	361,289
8.88%, 01/15/19	600	825,575
Series C
5.15%, 07/15/15[a]	417	466,597
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)[a]	450	508,773
4.25%, 12/15/41	710	770,539
6.05%, 04/15/38	500	676,481

Security	Principal (000s)	Value

Duke Energy Corp.
2.15%, 11/15/16	$450	$464,720
3.55%, 09/15/21 (Call 06/15/21)	200	211,411
3.95%, 09/15/14	500	531,510
6.30%, 02/01/14	1,125	1,213,205
Duke Energy Indiana Inc.
6.35%, 08/15/38	600	824,381
Edison International
3.75%, 09/15/17	200	215,728
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)[a]	300	314,861
Entergy Louisiana LLC
1.88%, 12/15/14	700	716,605
Entergy Texas Inc.
7.13%, 02/01/19	500	614,216
Exelon Corp.
4.90%, 06/15/15[a]	457	496,103
Exelon Generation Co. LLC
5.20%, 10/01/19[a]	800	891,924
5.35%, 01/15/14	434	459,191
5.60%, 06/15/42 (Call 12/15/41)[e]	605	649,420
6.25%, 10/01/39	500	570,492
FirstEnergy Corp.
Series C
7.38%, 11/15/31	570	747,056
FirstEnergy Solutions Corp.
4.80%, 02/15/15	500	539,095
6.05%, 08/15/21	500	552,215
6.80%, 08/15/39	700	748,260
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	400	443,078
5.25%, 02/01/41 (Call 08/01/40)	250	321,390
5.95%, 02/01/38	475	658,212
5.96%, 04/01/39	600	832,413
Florida Power Corp.
5.65%, 04/01/40	200	260,163
6.40%, 06/15/38	485	669,555

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

FPL Group Capital Inc.
6.00%, 03/01/19	$150	$178,218
Georgia Power Co.
4.30%, 03/15/42	1,250	1,351,822
5.40%, 06/01/40	200	249,918
Great Plains Energy Inc.
2.75%, 08/15/13	500	506,495
4.85%, 06/01/21	50	55,393
Iberdrola International BV
6.75%, 07/15/36[a]	200	196,111
Indiana Michigan Power Co.
7.00%, 03/15/19	600	749,087
Integrys Energy Group Inc.
4.17%, 11/01/20	100	106,085
Interstate Power & Light Co.
6.25%, 07/15/39	100	135,485
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	235,789
Kentucky Utilities Co.
1.63%, 11/01/15	50	51,299
5.13%, 11/01/40 (Call 05/01/40)	350	441,806
LG&E and KU Energy LLC
2.13%, 11/15/15	200	203,313
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	650	776,365
6.13%, 04/01/36	838	1,079,922
6.50%, 09/15/37	550	746,207
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	300	327,030
Nevada Power Co.
6.65%, 04/01/36	250	352,137
7.13%, 03/15/19[a]	1,100	1,411,795
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	750	836,058
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	500	539,886

Security	Principal (000s)	Value

5.80%, 02/01/42 (Call 08/01/41)	$100	$117,884
6.40%, 03/15/18	800	979,114
NSTAR Electric Co.
5.50%, 03/15/40	125	164,521
Oglethorpe Power Corp.
5.25%, 09/01/50[a]	200	241,152
5.38%, 11/01/40[a]	295	356,541
Ohio Power Co.
Series M
5.38%, 10/01/21[a]	550	657,378
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	400	494,496
Oncor Electric Delivery Co.
6.80%, 09/01/18	150	181,571
7.00%, 09/01/22	535	665,574
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	500	537,657
Pacific Gas & Electric Co.
4.80%, 03/01/14	563	597,153
5.40%, 01/15/40	400	501,429
6.05%, 03/01/34	775	1,024,608
6.25%, 03/01/39	1,100	1,527,712
8.25%, 10/15/18	650	887,595
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	750	792,448
3.85%, 06/15/21 (Call 03/15/21)[a]	900	1,013,241
6.00%, 01/15/39	500	680,472
Portland General Electric Co.
6.10%, 04/15/19	200	248,333
PPL Electric Utilities Corp.
3.00%, 09/15/21	150	160,258
5.20%, 07/15/41 (Call 01/15/41)	400	504,498
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	212,725

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.20%, 05/15/16	$272	$304,352
Progress Energy Carolinas
5.30%, 01/15/19	1,550	1,868,672
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	200	223,676
7.75%, 03/01/31	500	709,188
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	106,733
Public Service Co. of Colorado
4.75%, 08/15/41	50	60,628
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	223,638
Public Service Electric & Gas Co.
5.50%, 03/01/40[a]	500	670,656
Series D
5.70%, 12/01/36	250	337,061
Series G
0.85%, 08/15/14	1,000	1,004,338
Puget Sound Energy Inc.
5.76%, 10/01/39	250	336,614
5.76%, 07/15/40	250	338,362
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	211,057
3.95%, 11/15/41	450	481,127
6.00%, 06/01/39[a]	200	281,262
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	204,894
4.75%, 05/15/21 (Call 02/15/21)	800	862,739
Sierra Pacific Power Co.
5.45%, 09/01/13	150	156,893
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	335,264
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	394,848
5.50%, 08/15/18	700	861,320
5.50%, 03/15/40	750	987,126

Security	Principal (000s)	Value

5.75%, 04/01/35	$600	$790,830
6.00%, 01/15/34	457	609,941
Southern Co. (The)
1.95%, 09/01/16	875	900,654
2.38%, 09/15/15	200	205,525
Southern Power Co.
5.15%, 09/15/41	100	114,626
TECO Finance Inc.
6.57%, 11/01/17	600	722,640
TransAlta Corp.
4.75%, 01/15/15	750	785,562
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	500	550,311
UIL Holdings Corp.
4.63%, 10/01/20	100	105,245
Union Electric Co.
6.70%, 02/01/19[a]	1,250	1,614,062
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)[a]	400	422,538
5.40%, 04/30/18	486	591,574
8.88%, 11/15/38	600	1,040,709
Series A
6.00%, 05/15/37	300	410,086
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[a]	50	55,069
Wisconsin Electric Power Co.
2.95%, 09/15/21	200	210,338
4.25%, 12/15/19	450	514,638
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,600	1,886,647
6.50%, 07/01/36	800	1,110,523

		76,748,072
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
4.25%, 11/15/20	250	290,050
5.00%, 04/15/19	700	831,401

		1,121,451

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ELECTRONICS — 0.55%
Agilent Technologies Inc.
5.00%, 07/15/20	$500	$565,410
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	316,183
Honeywell International Inc.
4.25%, 03/01/21[a]	450	526,372
5.00%, 02/15/19	250	300,018
5.30%, 03/01/18	600	721,794
5.70%, 03/15/37	500	663,589
Koninklijke Philips Electronics NV
3.75%, 03/15/22	200	216,104
5.00%, 03/15/42	250	286,606
5.75%, 03/11/18	800	967,095
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	55,065
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275	279,710
2.25%, 08/15/16	1,000	1,030,755
3.20%, 03/01/16	600	637,883
4.50%, 03/01/21	650	732,394

		7,298,978
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance (USA) Inc.
1.63%, 05/08/17	500	507,427
2.88%, 05/08/22	250	258,170
Fluor Corp.
3.38%, 09/15/21	300	314,596

		1,080,193
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	150	179,816

		179,816
ENVIRONMENTAL CONTROL — 0.32%
Republic Services Inc.
3.80%, 05/15/18	1,200	1,309,317
4.75%, 05/15/23	250	283,354
6.20%, 03/01/40	500	627,175

Security	Principal (000s)	Value

Waste Management Inc.
2.60%, 09/01/16	$100	$104,266
6.10%, 03/15/18	250	299,899
6.13%, 11/30/39	300	383,549
6.38%, 03/11/15	750	845,495
7.00%, 07/15/28	114	154,435
7.38%, 03/11/19[a]	250	321,020

		4,328,510
FOOD — 1.88%
Campbell Soup Co.
3.05%, 07/15/17	500	541,246
ConAgra Foods Inc.
7.00%, 04/15/19[a]	700	873,536
Delhaize Group SA
4.13%, 04/10/19[a]	250	241,153
6.50%, 06/15/17[a]	450	489,414
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	208,597
5.20%, 03/17/15	250	276,363
5.65%, 02/15/19	1,275	1,554,399
H.J. Heinz Co.
1.50%, 03/01/17	250	251,663
2.85%, 03/01/22 (Call 12/01/21)[a]	350	355,344
3.13%, 09/12/21 (Call 06/12/21)	350	366,791
5.35%, 07/15/13	250	260,227
Hershey Co. (The)
1.50%, 11/01/16	500	507,156
4.13%, 12/01/20	100	113,939
Ingredion Inc.
4.63%, 11/01/20	150	165,670
Kellogg Co.
1.75%, 05/17/17	500	508,013
1.88%, 11/17/16	400	411,100
4.00%, 12/15/20	600	668,748
Series B
7.45%, 04/01/31	342	483,467
Kraft Foods Inc.
4.13%, 02/09/16	1,250	1,370,717

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.38%, 02/10/20	$1,250	$1,503,646
6.13%, 02/01/18	1,140	1,393,546
6.13%, 08/23/18	900	1,114,073
6.50%, 02/09/40	1,550	2,122,190
6.88%, 02/01/38	1,000	1,363,704
Kroger Co. (The)
2.20%, 01/15/17	750	764,231
3.40%, 04/15/22 (Call 01/15/22)[a]	1,000	1,031,403
5.40%, 07/15/40 (Call 01/15/40)	250	268,216
7.50%, 01/15/14	700	763,600
7.50%, 04/01/31	350	454,243
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	300	332,079
Ralcorp Holdings Inc.
4.95%, 08/15/20	100	105,282
Safeway Inc.
3.95%, 08/15/20[a]	750	710,003
Sysco Corp.
2.60%, 06/12/22	500	514,704
6.63%, 03/17/39	100	151,056
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	500	505,291
Unilever Capital Corp.
2.75%, 02/10/16	1,050	1,114,683
4.25%, 02/10/21	700	819,229
5.90%, 11/15/32	342	482,630

		25,161,352
FOREST PRODUCTS & PAPER — 0.34%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	350	368,028
7.25%, 07/29/19	100	120,364
Domtar Corp.
4.40%, 04/01/22	200	201,348
Georgia-Pacific LLC
7.75%, 11/15/29	500	659,677
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	750	841,255

Security	Principal (000s)	Value

6.00%, 11/15/41 (Call 05/15/41)	$50	$59,665
7.50%, 08/15/21[a]	400	519,834
7.95%, 06/15/18	347	441,929
9.38%, 05/15/19	950	1,283,436

		4,495,536
GAS — 0.26%
AGL Capital Corp.
5.25%, 08/15/19	200	234,732
5.88%, 03/15/41 (Call 09/15/40)	200	266,942
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	100	124,180
8.50%, 03/15/19	300	401,249
National Grid PLC
6.30%, 08/01/16	150	173,400
Questar Corp.
2.75%, 02/01/16	50	52,164
Sempra Energy
2.00%, 03/15/14	250	254,863
2.30%, 04/01/17	750	773,203
6.00%, 10/15/39	500	662,908
9.80%, 02/15/19	400	555,331

		3,498,972
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	500	525,830

		525,830
HEALTH CARE — PRODUCTS — 0.78%
Baxter International Inc.
1.85%, 01/15/17	1,000	1,025,570
5.38%, 06/01/18	900	1,072,425
Becton, Dickinson and Co.
3.25%, 11/12/20	1,150	1,225,593
Boston Scientific Corp.
6.00%, 01/15/20	1,000	1,196,113
CareFusion Corp.
5.13%, 08/01/14	400	427,868

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Covidien International Finance SA
6.00%, 10/15/17	$550	$664,119
6.55%, 10/15/37	500	714,384
CR Bard Inc.
2.88%, 01/15/16	100	105,020
Hospira Inc.
6.05%, 03/30/17	350	401,050
Medtronic Inc.
3.00%, 03/15/15	500	528,336
4.45%, 03/15/20	700	805,556
5.55%, 03/15/40[a]	500	657,175
5.60%, 03/15/19[a]	250	302,130
St. Jude Medical Inc.
2.50%, 01/15/16[a]	100	103,956
3.75%, 07/15/14	300	315,110
Stryker Corp.
2.00%, 09/30/16	300	311,145
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	526,268

		10,381,818
HEALTH CARE — SERVICES — 0.98%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	500	508,004
3.95%, 09/01/20	100	108,843
4.13%, 06/01/21 (Call 03/01/21)[a]	400	442,618
6.63%, 06/15/36	550	724,749
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	164,305
4.50%, 03/15/21 (Call 12/15/20)[a]	200	219,872
5.13%, 06/15/20[a]	925	1,059,692
5.38%, 02/15/42 (Call 08/15/41)	300	338,733
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	177,341

Security	Principal (000s)	Value

Humana Inc.
6.45%, 06/01/16	$300	$341,608
7.20%, 06/15/18	250	301,753
Laboratory Corp. of America Holdings
3.13%, 05/15/16[a]	500	521,860
Quest Diagnostics Inc.
4.70%, 04/01/21[a]	200	224,544
6.95%, 07/01/37	250	331,161
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	200	220,609
4.70%, 02/15/21[a]	800	932,528
5.38%, 03/15/16	250	286,083
5.80%, 03/15/36	774	969,203
6.00%, 02/15/18	766	934,808
6.88%, 02/15/38	800	1,129,987
WellPoint Inc.
3.70%, 08/15/21 (Call 05/15/21)	550	574,467
4.35%, 08/15/20	200	219,531
4.63%, 05/15/42	500	508,779
5.25%, 01/15/16	750	836,961
6.38%, 06/15/37	850	1,073,661

		13,151,700
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21[a]	500	517,590

		517,590
HOUSEHOLD PRODUCTS & WARES — 0.19%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	52,672
Clorox Co. (The)
3.80%, 11/15/21	700	748,633
Kimberly-Clark Corp.
6.13%, 08/01/17	550	674,602
6.63%, 08/01/37	550	822,563
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	211,533

		2,510,003

96	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	$500	$525,509
4.70%, 08/15/20	100	109,264

		634,773
INSURANCE — 3.40%
ACE INA Holdings Inc.
2.60%, 11/23/15	800	835,542
5.88%, 06/15/14	250	271,660
5.90%, 06/15/19	350	434,658
Aegon NV
4.75%, 06/01/13	550	565,757
Aflac Inc.
6.45%, 08/15/40	150	184,216
8.50%, 05/15/19[a]	550	735,915
Alleghany Corp.
5.63%, 09/15/20	100	109,900
Allstate Corp. (The)
5.00%, 08/15/14	250	269,689
5.20%, 01/15/42	400	481,183
5.55%, 05/09/35	754	931,478
7.45%, 05/16/19	400	521,194
American International Group Inc.
3.65%, 01/15/14	350	359,568
3.80%, 03/22/17	500	527,897
4.88%, 09/15/16	1,000	1,092,819
5.05%, 10/01/15	800	867,781
5.85%, 01/16/18	234	267,529
6.25%, 03/15/37[a]	700	707,000
6.40%, 12/15/20	1,800	2,142,256
8.18%, 05/15/68 (Call 05/15/38)[c]	750	894,375
8.25%, 08/15/18	800	1,002,808
Aon Corp.
5.00%, 09/30/20	250	285,388
6.25%, 09/30/40	465	601,400
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	110,181
AXA SA
8.60%, 12/15/30	400	444,000

Security	Principal (000s)	Value

Axis Specialty Finance LLC
5.88%, 06/01/20	$250	$274,613
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000	1,063,184
4.40%, 05/15/42	150	158,570
5.40%, 05/15/18[a]	1,015	1,221,596
5.75%, 01/15/40	250	314,263
Berkshire Hathaway Inc.
1.90%, 01/31/17	1,300	1,344,846
Chubb Corp. (The)
5.75%, 05/15/18	725	894,336
6.50%, 05/15/38	250	358,193
CNA Financial Corp.
5.88%, 08/15/20	750	860,799
Fidelity National Financial Inc.
5.50%, 09/01/22	250	257,500
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250	299,551
Genworth Financial Inc.
5.75%, 06/15/14[a]	500	510,000
6.52%, 05/22/18[a]	300	300,000
7.63%, 09/24/21[a]	350	353,500
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	218,412
Hartford Financial Services Group Inc.
4.63%, 07/15/13	725	744,395
5.13%, 04/15/22	700	752,910
6.63%, 03/30/40	500	561,128
Kemper Corp.
6.00%, 11/30/15	100	105,116
Lincoln National Corp.
4.20%, 03/15/22	550	573,595
4.85%, 06/24/21	50	54,043
7.00%, 06/15/40	250	308,596
8.75%, 07/01/19	775	1,000,501
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	271,376
Markel Corp.
5.35%, 06/01/21	300	325,873

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	$200	$225,344
5.75%, 09/15/15	600	668,032
MetLife Inc.
4.75%, 02/08/21	1,150	1,325,566
5.00%, 06/15/15	990	1,093,075
5.88%, 02/06/41	200	256,607
6.40%, 12/15/66 (Call 12/15/31)	975	1,023,750
6.75%, 06/01/16	150	178,806
7.72%, 02/15/19	750	973,448
Principal Financial Group Inc.
6.05%, 10/15/36	300	354,826
Progressive Corp. (The)
3.75%, 08/23/21[a]	1,000	1,105,644
6.70%, 06/15/67 (Call 06/15/17)[c]	400	430,000
Protective Life Corp.
8.45%, 10/15/39	250	311,112
Prudential Financial Inc.
3.00%, 05/12/16[a]	1,000	1,041,002
5.70%, 12/14/36	285	313,421
7.38%, 06/15/19	700	876,392
8.88%, 06/15/68 (Call 06/15/18)[c]	250	302,500
Series B
5.10%, 09/20/14	650	702,261
Series D
4.75%, 09/17/15	250	273,757
6.63%, 12/01/37	850	1,037,447
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	400	427,346
Torchmark Corp.
9.25%, 06/15/19	125	159,701
Transatlantic Holdings Inc.
8.00%, 11/30/39	250	306,242
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	349,716
5.90%, 06/02/19	300	373,274
6.25%, 06/15/37	250	339,539

Security	Principal (000s)	Value

Travelers Property Casualty Corp.
6.38%, 03/15/33	$550	$733,021
Unum Group
7.13%, 09/30/16	175	202,182
Willis North America Inc.
7.00%, 09/29/19	450	532,108
WR Berkley Corp.
4.63%, 03/15/22	300	314,430
5.38%, 09/15/20	200	217,840
XL Group PLC
5.25%, 09/15/14	500	530,996
XLIT Ltd.
5.75%, 10/01/21	600	688,503

		45,438,978
INTERNET — 0.27%
eBay Inc.
1.63%, 10/15/15[a]	200	205,562
2.60%, 07/15/22	600	604,537
3.25%, 10/15/20 (Call 07/15/20)	100	106,709
4.00%, 07/15/42	250	245,009
Expedia Inc.
5.95%, 08/15/20	300	324,000
Google Inc.
1.25%, 05/19/14	200	203,159
2.13%, 05/19/16	900	945,368
3.63%, 05/19/21[a]	200	223,956
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	250	253,964
4.20%, 09/15/20[a]	500	520,315

		3,632,579
IRON & STEEL — 0.43%
Allegheny Technologies Inc.
9.38%, 06/01/19[a]	150	188,529
ArcelorMittal SA
4.00%, 02/25/15	450	443,250
4.00%, 08/05/15[a]	800	788,000
4.00%, 03/01/16[a]	200	193,500
4.75%, 02/25/17[a]	500	483,750

98	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.75%, 03/01/21	$750	$707,812
6.13%, 06/01/18[a]	250	246,250
7.00%, 03/01/41	250	216,250
7.25%, 10/15/39	400	358,500
10.10%, 06/01/19	250	283,438
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	700	687,886
4.88%, 04/01/21[a]	203	197,608
Nucor Corp.
5.75%, 12/01/17[a]	475	573,947
6.40%, 12/01/37	250	341,521

		5,710,241
LODGING — 0.17%
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)	300	333,274
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	200	203,500
Starwood Hotels & Resorts Worldwide Inc.
7.15%, 12/01/19[a]	350	416,025
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	600	606,285
4.25%, 03/01/22 (Call 12/01/21)	150	152,152
5.75%, 02/01/18	500	564,334

		2,275,570
MACHINERY — 0.43%
Caterpillar Inc.
3.80%, 08/15/42[e]	685	708,229
3.90%, 05/27/21	1,300	1,490,047
5.20%, 05/27/41	750	965,875
5.70%, 08/15/16	640	755,085
Deere & Co.
4.38%, 10/16/19	500	581,623
5.38%, 10/16/29	350	459,753
Joy Global Inc.
5.13%, 10/15/21	50	55,829

Security	Principal (000s)	Value

Rockwell Automation Inc.
6.70%, 01/15/28	$125	$165,750
Xylem Inc
3.55%, 09/20/16	500	531,083

		5,713,274
MANUFACTURING — 0.73%
3M Co.
1.38%, 09/29/16	450	460,960
5.70%, 03/15/37	500	693,795
Series E
4.38%, 08/15/13	370	384,461
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	54,929
Danaher Corp.
2.30%, 06/23/16	50	52,239
3.90%, 06/23/21 (Call 03/23/21)	450	510,462
5.40%, 03/01/19	600	725,272
Dover Corp.
5.38%, 10/15/35	250	313,932
5.38%, 03/01/41 (Call 12/01/40)	250	324,755
5.45%, 03/15/18	100	120,935
Eaton Corp.
5.60%, 05/15/18[a]	500	592,225
General Electric Co.
5.25%, 12/06/17	1,293	1,530,516
Harsco Corp.
2.70%, 10/15/15	200	203,044
5.75%, 05/15/18	250	283,032
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	107,170
4.88%, 09/15/41 (Call 03/15/41)	100	118,302
6.25%, 04/01/19	600	747,622
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	600	737,055
9.50%, 04/15/14	300	336,362

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Parker Hannifin Corp.
Series A
6.25%, 05/15/38	$100	$138,602
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	55,785
Textron Inc.
4.63%, 09/21/16	100	108,964
5.95%, 09/21/21 (Call 06/21/21)	200	230,106
Tyco Electronics Group SA
3.50%, 02/03/22[a]	150	153,474
6.55%, 10/01/17	665	801,714

		9,785,713
MEDIA — 4.00%
CBS Corp.
1.95%, 07/01/17[a]	500	509,340
3.38%, 03/01/22 (Call 12/01/21)[a]	500	518,217
5.75%, 04/15/20	350	421,402
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	700	1,047,168
Comcast Corp.
5.15%, 03/01/20	1,200	1,419,587
5.30%, 01/15/14[a]	500	530,807
5.70%, 07/01/19[a]	780	939,511
5.90%, 03/15/16	1,150	1,332,504
6.45%, 03/15/37	570	735,458
6.95%, 08/15/37	2,135	2,880,279
COX Communications Inc.
5.45%, 12/15/14	700	769,860
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,600	1,703,237
3.80%, 03/15/22	950	979,714
4.75%, 10/01/14	200	215,310
5.00%, 03/01/21	900	1,010,266
5.15%, 03/15/42	500	514,116
5.20%, 03/15/20	650	735,860
5.88%, 10/01/19	100	117,087

Security	Principal (000s)	Value

6.00%, 08/15/40 (Call 05/15/40)	$350	$392,715
6.38%, 03/01/41	200	234,177
Discovery Communications LLC
4.38%, 06/15/21	750	841,880
5.05%, 06/01/20	300	348,014
6.35%, 06/01/40	500	634,785
Grupo Televisa SAB
6.63%, 03/18/25	750	971,856
NBCUniversal Media LLC
2.10%, 04/01/14	500	510,791
2.88%, 04/01/16	1,000	1,053,267
3.65%, 04/30/15	500	534,842
4.38%, 04/01/21	550	619,569
5.15%, 04/30/20	450	528,813
5.95%, 04/01/41	200	249,508
6.40%, 04/30/40	500	643,134
News America Inc.
4.50%, 02/15/21	800	913,860
5.30%, 12/15/14	792	869,309
6.15%, 02/15/41	900	1,100,899
6.65%, 11/15/37	826	1,045,600
6.90%, 08/15/39	725	925,575
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500	544,960
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	208,682
Thomson Reuters Corp.
3.95%, 09/30/21	200	217,273
6.50%, 07/15/18	800	991,134
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	1,400	1,525,517
5.00%, 02/01/20	300	345,808
5.50%, 09/01/41 (Call 03/01/41)	800	897,683
5.85%, 05/01/17	1,400	1,659,758
6.20%, 07/01/13	200	209,177
6.55%, 05/01/37	513	634,501
6.75%, 07/01/18	800	998,363
6.75%, 06/15/39	500	638,304

100	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

7.30%, 07/01/38	$350	$469,989
7.50%, 04/01/14	450	493,378
8.25%, 04/01/19	680	900,755
Time Warner Inc.
3.15%, 07/15/15	1,000	1,060,936
4.75%, 03/29/21	200	229,340
4.88%, 03/15/20	678	779,823
5.88%, 11/15/16	1,000	1,180,007
6.10%, 07/15/40	200	240,883
6.25%, 03/29/41	1,028	1,264,618
7.63%, 04/15/31	1,250	1,678,326
7.70%, 05/01/32	437	595,964
Viacom Inc.
1.25%, 02/27/15	150	151,317
3.50%, 04/01/17[a]	250	272,098
3.88%, 12/15/21[a]	950	1,027,904
4.50%, 03/01/21	750	845,070
6.88%, 04/30/36	500	660,620
7.88%, 07/30/30	570	765,138
Walt Disney Co. (The)
0.88%, 12/01/14	1,000	1,010,032
1.13%, 02/15/17[a]	550	554,258
4.38%, 08/16/41	300	346,540
4.50%, 12/15/13	500	526,482
5.50%, 03/15/19[a]	250	304,871
7.00%, 03/01/32	250	369,875

		53,397,701
MINING — 2.08%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	500	514,821
5.55%, 02/01/17[a]	171	188,185
5.72%, 02/23/19	400	425,700
5.95%, 02/01/37	521	506,820
6.00%, 07/15/13	525	547,042
6.15%, 08/15/20[a]	400	432,798
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	250	253,132
6.50%, 04/15/40	300	303,189
Barrick Gold Corp.
1.75%, 05/30/14	200	203,022
6.95%, 04/01/19	800	992,181

Security	Principal (000s)	Value

Barrick North America Finance LLC
4.40%, 05/30/21	$800	$862,386
5.70%, 05/30/41	900	1,029,119
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	2,000	2,043,759
6.50%, 04/01/19	1,675	2,130,284
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	150,568
2.15%, 03/01/17[a]	300	302,352
3.55%, 03/01/22 (Call 12/01/21)	500	495,505
Kinross Gold Corp.
5.13%, 09/01/21[a]	250	252,010
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	350	351,043
4.88%, 03/15/42 (Call 09/15/41)	500	504,528
5.13%, 10/01/19	250	284,302
6.25%, 10/01/39	600	708,931
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	500	519,151
3.75%, 09/20/21	1,000	1,071,941
5.20%, 11/02/40	800	917,367
6.50%, 07/15/18	735	910,605
8.95%, 05/01/14	550	622,311
9.00%, 05/01/19	800	1,090,174
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)	500	493,246
4.75%, 03/22/42 (Call 09/22/41)	800	861,774
Southern Copper Corp.
6.75%, 04/16/40	350	405,306
7.50%, 07/27/35	300	374,547
Teck Resources Ltd.
3.00%, 03/01/19[a]	500	503,398
3.85%, 08/15/17	50	53,375
4.75%, 01/15/22 (Call 10/15/21)[a]	684	726,491

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.40%, 02/01/43 (Call 08/01/42)	$500	$492,887
6.13%, 10/01/35	500	529,282
10.75%, 05/15/19 (Call 05/15/14)	135	162,675
Vale Overseas Ltd.
4.38%, 01/11/22	1,500	1,541,973
4.63%, 09/15/20	250	263,055
6.25%, 01/23/17[a]	739	845,859
6.88%, 11/21/36	1,376	1,617,812
Xstrata Canada Corp.
5.50%, 06/15/17	250	281,271

		27,766,177
MULTI-NATIONAL — 4.23%
African Development Bank
1.25%, 09/02/16	1,500	1,543,978
3.00%, 05/27/14	700	733,054
Corporacion Andina de Fomento
4.38%, 06/15/22	659	717,079
Council of Europe Development Bank
1.50%, 02/22/17	1,500	1,530,202
European Bank for Reconstruction and Development
1.38%, 10/20/16	1,000	1,031,819
Series G
2.75%, 04/20/15	1,000	1,062,167
European Investment Bank
1.13%, 08/15/14	1,000	1,012,924
1.13%, 04/15/15	4,050	4,110,402
1.25%, 02/14/14	1,750	1,771,128
1.38%, 10/20/15	700	717,567
1.50%, 05/15/14	2,500	2,543,591
1.63%, 09/01/15	1,700	1,752,691
2.13%, 07/15/16	500	524,950
2.25%, 03/15/16	1,500	1,579,028
2.38%, 03/14/14	1,500	1,544,496
2.50%, 05/16/16	1,400	1,492,496
2.75%, 03/23/15	2,200	2,322,670
2.88%, 01/15/15	1,200	1,267,333
2.88%, 09/15/20	250	268,559

Security	Principal (000s)	Value

3.00%, 04/08/14	$1,000	$1,040,142
3.13%, 06/04/14	150	157,018
4.00%, 02/16/21	1,800	2,078,015
4.88%, 01/17/17	600	701,219
4.88%, 02/15/36	250	299,840
5.13%, 05/30/17	1,610	1,922,536
Series E
4.25%, 07/15/13	1,500	1,549,725
International Bank for Reconstruction and Development
0.50%, 11/26/13	1,000	1,002,962
0.88%, 04/17/17	4,050	4,102,324
1.00%, 09/15/16	2,500	2,553,805
1.13%, 08/25/14	400	406,710
1.75%, 07/15/13	1,000	1,013,284
2.13%, 03/15/16	1,400	1,485,314
2.38%, 05/26/15	1,100	1,161,245
3.50%, 10/08/13	1,300	1,345,869
7.63%, 01/19/23	1,000	1,507,512
International Finance Corp.
1.13%, 11/23/16	1,250	1,279,790
2.13%, 11/17/17	400	428,817
2.25%, 04/11/16	1,000	1,066,000
Series G
3.00%, 04/22/14	2,200	2,298,159
Nordic Investment Bank
1.00%, 03/07/17	500	508,783
2.25%, 03/15/16[a]	1,000	1,060,605

		56,495,808
OFFICE & BUSINESS EQUIPMENT — 0.26%
Pitney Bowes Inc.
5.25%, 01/15/37	800	800,000
Xerox Corp.
2.95%, 03/15/17[a]	200	203,863
4.25%, 02/15/15	1,350	1,429,340
4.50%, 05/15/21	150	156,436
6.35%, 05/15/18	250	291,506
6.75%, 12/15/39	500	598,455

		3,479,600

102	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

OIL & GAS — 6.37%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$170	$195,949
6.20%, 03/15/40	500	607,497
6.38%, 09/15/17	1,300	1,557,715
6.45%, 09/15/36	1,199	1,472,138
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	1,050	1,127,896
5.10%, 09/01/40 (Call 03/01/40)	1,070	1,271,923
5.63%, 01/15/17	500	592,853
6.00%, 01/15/37	250	328,939
BP Capital Markets PLC
1.85%, 05/05/17	500	510,125
3.13%, 10/01/15	375	400,995
3.20%, 03/11/16	100	107,077
3.25%, 05/06/22	250	265,635
3.56%, 11/01/21	850	923,241
3.63%, 05/08/14	2,350	2,467,989
3.88%, 03/10/15	500	538,453
4.50%, 10/01/20	300	347,158
4.74%, 03/11/21	100	117,265
4.75%, 03/10/19	250	289,161
5.25%, 11/07/13	600	633,384
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,872
5.70%, 05/15/17	675	795,008
6.25%, 03/15/38	671	861,912
6.50%, 02/15/37	300	391,808
Cenovus Energy Inc.
4.50%, 09/15/14	550	587,293
5.70%, 10/15/19	150	180,019
6.75%, 11/15/39	500	666,160
Chevron Corp.
3.95%, 03/03/14	1,100	1,157,252
ConocoPhillips
4.60%, 01/15/15[a]	1,050	1,147,664
5.75%, 02/01/19	550	680,602
6.00%, 01/15/20	950	1,200,842
6.50%, 02/01/39	1,425	2,042,564

Security	Principal (000s)	Value

ConocoPhillips Holding Co.
6.95%, 04/15/29	$1,178	$1,656,165
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	1,200	1,318,034
4.75%, 05/15/42 (Call 11/15/41)	500	535,747
5.60%, 07/15/41 (Call 01/15/41)	100	119,948
6.30%, 01/15/19	400	491,313
7.95%, 04/15/32	520	772,814
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	302,140
Ecopetrol SA
7.63%, 07/23/19	500	642,500
Encana Corp.
3.90%, 11/15/21	750	769,070
5.90%, 12/01/17	680	793,165
6.50%, 02/01/38	592	696,403
Ensco PLC
3.25%, 03/15/16	100	105,488
4.70%, 03/15/21	800	895,825
EOG Resources Inc.
4.10%, 02/01/21[a]	500	563,897
5.63%, 06/01/19	600	723,510
5.88%, 09/15/17	150	180,141
EQT Corp.
4.88%, 11/15/21[a]	250	263,483
8.13%, 06/01/19	250	301,209
Hess Corp.
5.60%, 02/15/41	650	728,414
7.13%, 03/15/33	137	175,840
8.13%, 02/15/19	1,000	1,301,265
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	500	527,544
6.80%, 09/15/37	100	126,951
7.25%, 12/15/19	325	411,813
Marathon Oil Corp.
5.90%, 03/15/18	500	591,758
6.00%, 10/01/17	300	355,376

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.60%, 10/01/37	$250	$327,691
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,963
5.13%, 03/01/21	412	468,549
6.50%, 03/01/41 (Call 09/01/40)	300	363,964
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	250	258,920
Nabors Industries Inc.
4.63%, 09/15/21[a]	350	370,182
6.15%, 02/15/18	450	522,138
9.25%, 01/15/19	225	292,131
Nexen Inc.
5.88%, 03/10/35	250	288,389
6.20%, 07/30/19	150	178,909
6.40%, 05/15/37	171	213,015
7.50%, 07/30/39	500	691,606
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	850	908,606
6.00%, 03/01/41 (Call 09/01/40)	200	245,442
8.25%, 03/01/19	250	321,647
Noble Holding International Ltd.
3.95%, 03/15/22	250	261,888
4.63%, 03/01/21	300	326,633
4.90%, 08/01/20	500	554,849
6.20%, 08/01/40	200	233,661
Occidental Petroleum Corp.
1.75%, 02/15/17	1,200	1,228,699
2.70%, 02/15/23 (Call 11/15/22)	500	515,509
3.13%, 02/15/22 (Call 11/15/21)	500	532,116
Petro-Canada
6.80%, 05/15/38	350	470,779
9.25%, 10/15/21	350	502,144
Petrobras International Finance Co.
2.88%, 02/06/15[a]	1,000	1,024,423
3.50%, 02/06/17	2,200	2,274,438

Security	Principal (000s)	Value

3.88%, 01/27/16[a]	$1,050	$1,102,638
5.38%, 01/27/21	2,200	2,443,415
5.75%, 01/20/20	250	281,764
5.88%, 03/01/18	684	770,663
6.75%, 01/27/41	750	927,132
6.88%, 01/20/40	250	312,629
7.88%, 03/15/19	400	495,860
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	1,000	1,135,000
Phillips 66
2.95%, 05/01/17[e]	1,200	1,261,630
5.88%, 05/01/42[e]	1,021	1,203,225
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	600	621,683
Pride International Inc.
6.88%, 08/15/20	300	377,060
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	1,000	1,048,336
5.00%, 09/01/17[a]	100	108,270
Shell International Finance BV
3.10%, 06/28/15	1,200	1,284,166
3.25%, 09/22/15	425	459,179
4.00%, 03/21/14	500	526,870
4.30%, 09/22/19	500	582,757
4.38%, 03/25/20	400	467,531
5.50%, 03/25/40	450	601,870
6.38%, 12/15/38	750	1,087,530
Southwestern Energy Co.
4.10%, 03/15/22[e]	500	517,454
Statoil ASA
3.13%, 08/17/17	350	383,291
3.15%, 01/23/22[a]	1,600	1,718,086
5.10%, 08/17/40	500	626,723
5.25%, 04/15/19	600	722,728
Suncor Energy Inc.
6.10%, 06/01/18	1,125	1,367,692
6.50%, 06/15/38	800	1,047,557
6.85%, 06/01/39	250	340,995

104	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	$250	$269,193
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	500	513,006
7.75%, 06/01/19	500	625,947
Total Capital
3.00%, 06/24/15	1,000	1,066,499
4.13%, 01/28/21[a]	500	573,287
4.45%, 06/24/20	200	232,561
Total Capital International
1.50%, 02/17/17	1,300	1,319,892
Transocean Inc.
4.95%, 11/15/15	250	271,624
6.00%, 03/15/18	371	429,513
6.38%, 12/15/21	250	301,211
6.50%, 11/15/20	500	596,590
6.80%, 03/15/38	250	309,195
7.35%, 12/15/41	250	336,142
7.50%, 04/15/31	250	310,592
Valero Energy Corp.
4.50%, 02/01/15[a]	500	536,174
6.13%, 02/01/20	250	297,697
6.63%, 06/15/37	592	707,176
7.50%, 04/15/32	185	232,510

		85,150,036
OIL & GAS SERVICES — 0.42%
Baker Hughes Inc.
3.20%, 08/15/21	500	535,689
5.13%, 09/15/40	300	373,195
7.50%, 11/15/18	250	335,095
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	550,731
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	322,621
4.50%, 11/15/41 (Call 05/15/41)	300	332,758
6.15%, 09/15/19	150	187,741
7.45%, 09/15/39	375	590,445

Security	Principal (000s)	Value

Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	$250	$257,461
6.35%, 06/15/17	171	197,629
6.50%, 08/01/36	200	214,818
6.75%, 09/15/40	550	612,347
9.63%, 03/01/19	875	1,144,738

		5,655,268
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,934
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	250	258,999
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,042
5.75%, 11/01/40 (Call 05/01/40)	300	352,795

		682,770
PHARMACEUTICALS — 3.54%
Abbott Laboratories
4.13%, 05/27/20	1,400	1,621,754
5.13%, 04/01/19	750	906,073
5.30%, 05/27/40	456	594,468
5.88%, 05/15/16	1,115	1,312,358
Allergan Inc.
3.38%, 09/15/20	500	542,572
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	321,126
5.88%, 09/15/15	885	1,008,310
AstraZeneca PLC
5.40%, 06/01/14	500	541,471
5.90%, 09/15/17	607	742,187
6.45%, 09/15/37	875	1,235,506
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150	141,306
5.45%, 05/01/18	750	905,943

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.88%, 11/15/36	$126	$167,939
6.13%, 05/01/38	230	318,732
Cardinal Health Inc.
1.90%, 06/15/17	250	251,744
3.20%, 06/15/22	350	361,507
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	500	526,630
Eli Lilly and Co.
4.20%, 03/06/14	1,080	1,137,219
5.55%, 03/15/37	578	756,512
Express Scripts Holding Co.
2.10%, 02/12/15[e]	150	152,908
2.65%, 02/15/17[e]	500	519,268
3.13%, 05/15/16	250	263,687
3.50%, 11/15/16[e]	300	321,859
3.90%, 02/15/22[e]	550	596,004
4.75%, 11/15/21[e]	600	689,986
6.13%, 11/15/41[e]	400	523,422
6.25%, 06/15/14	500	545,700
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	700	857,530
6.38%, 05/15/38	1,084	1,546,945
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,500	1,507,885
2.85%, 05/08/22	500	520,965
Johnson & Johnson
5.15%, 07/15/18	925	1,122,950
5.55%, 08/15/17	100	121,960
5.95%, 08/15/37	1,030	1,476,802
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	200	232,347
5.70%, 03/01/17[a]	171	200,940
6.00%, 03/01/41 (Call 09/01/40)	250	340,733
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500	581,375
Medco Health Solutions Inc.
2.75%, 09/15/15	450	468,797
7.13%, 03/15/18	500	629,318

Security	Principal (000s)	Value

Merck & Co. Inc.
4.00%, 06/30/15	$850	$927,407
5.00%, 06/30/19	1,180	1,416,363
5.85%, 06/30/39	759	1,064,929
Novartis Capital Corp.
2.90%, 04/24/15	500	529,849
4.13%, 02/10/14	600	631,145
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,786	2,152,528
Pfizer Inc.
5.35%, 03/15/15	500	559,178
6.20%, 03/15/19	1,600	2,030,972
7.20%, 03/15/39	1,200	1,887,496
Sanofi
1.20%, 09/30/14	100	101,392
1.63%, 03/28/14	1,500	1,525,810
2.63%, 03/29/16	550	582,386
4.00%, 03/29/21	450	513,643
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	350	371,331
6.00%, 09/15/17	150	184,713
6.55%, 09/15/37	700	1,051,555
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	210,224
Series 2
3.65%, 11/10/21	200	215,996
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	900	955,971
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	300	307,197
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	380,386
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	400	463,973
Wyeth LLC
5.50%, 02/01/14	1,717	1,835,333
5.95%, 04/01/37	600	823,083

		47,337,598

106	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

PIPELINES — 2.35%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	$300	$300,236
5.50%, 08/15/19[a]	250	262,304
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	471,995
DCP Midstream Operating LP
3.25%, 10/01/15	750	766,750
El Paso Natural Gas Co.
8.38%, 06/15/32	500	705,126
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500	645,293
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	324,914
9.88%, 03/01/19	750	1,025,145
Series B
7.50%, 04/15/38	250	336,731
Enbridge Inc.
5.80%, 06/15/14	270	291,778
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	424,692
5.20%, 02/01/22 (Call 11/01/21)	750	826,803
5.95%, 02/01/15	500	545,211
6.05%, 06/01/41 (Call 12/01/40)	500	547,391
9.00%, 04/15/19	140	177,440
9.70%, 03/15/19	111	144,753
Enterprise Products Operating LLC
3.70%, 06/01/15	345	367,847
4.85%, 08/15/42 (Call 02/15/42)	750	784,217
5.70%, 02/15/42	750	866,742
6.45%, 09/01/40	250	314,682
7.55%, 04/15/38	250	334,093

Security	Principal (000s)	Value

Series D
6.88%, 03/01/33	$400	$512,656
Series G
5.60%, 10/15/14	627	684,955
Series L
6.30%, 09/15/17	1,000	1,202,621
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)[e]	500	505,518
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	1,016,447
3.95%, 09/01/22 (Call 06/01/22)	500	522,129
4.15%, 03/01/22	200	212,711
5.30%, 09/15/20[a]	250	283,860
5.95%, 02/15/18	1,153	1,351,648
6.50%, 02/01/37	399	475,437
6.55%, 09/15/40	500	606,085
6.95%, 01/15/38	500	621,118
Magellan Midstream Partners LP
4.25%, 02/01/21	600	654,806
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	692,536
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	263,362
6.13%, 02/01/41 (Call 08/01/40)	250	289,291
6.65%, 10/01/36	171	203,063
8.63%, 03/01/19	300	388,434
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	361,597
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	500	568,766
8.75%, 05/01/19	800	1,066,707
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a,e]	228	263,537

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	$150	$162,339
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	215,153
TC Pipelines LP
4.65%, 06/15/21	100	105,813
Texas Eastern Transmission LP
7.00%, 07/15/32	250	334,835
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,300	1,453,968
6.20%, 10/15/37	457	618,364
6.35%, 05/15/67 (Call 05/15/17)[c]	150	158,250
6.50%, 08/15/18	700	877,043
7.63%, 01/15/39	500	777,291
Williams Companies Inc. (The)
8.75%, 03/15/32	309	425,252
Williams Partners LP
3.80%, 02/15/15	325	344,227
5.25%, 03/15/20	850	974,289
6.30%, 04/15/40	850	1,072,032
7.25%, 02/01/17	500	604,602

		31,334,885
REAL ESTATE — 0.13%
Prologis LP
4.50%, 08/15/17	300	320,615
6.25%, 03/15/17	250	284,267
6.88%, 03/15/20 (Call 12/16/19)	495	597,719
Regency Centers LP
5.88%, 06/15/17	500	578,211

		1,780,812
REAL ESTATE INVESTMENT TRUSTS —1.59%
American Tower Corp.
4.50%, 01/15/18	750	821,111
4.63%, 04/01/15	500	532,323
5.05%, 09/01/20	300	327,544

Security	Principal (000s)	Value

AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	$50	$53,914
5.70%, 03/15/17	250	291,750
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	500	509,369
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	108,056
4.13%, 05/15/21	900	965,408
5.88%, 10/15/19	600	705,110
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	750	794,736
Digital Realty Trust LP
4.50%, 07/15/15	200	212,774
5.25%, 03/15/21	200	221,545
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	500	524,329
8.25%, 08/15/19	250	318,084
Equity One Inc.
6.25%, 12/15/14	125	134,703
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	750	843,480
5.25%, 09/15/14	250	268,354
5.75%, 06/15/17[a]	457	536,093
HCP Inc.
3.75%, 02/01/16	250	263,552
5.38%, 02/01/21 (Call 12/01/20)	400	457,568
5.65%, 12/15/13	250	264,093
6.70%, 01/30/18	600	706,967
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	500	526,196
4.95%, 01/15/21 (Call 10/15/20)	200	219,163

108	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.25%, 01/15/22 (Call 10/15/21)	$500	$554,924
6.20%, 06/01/16	250	281,498
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	140,108
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	254,651
6.70%, 01/15/18 (Call 07/15/17)	250	280,219
7.88%, 08/15/14 (Call 02/15/14)	150	160,166
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	250	271,466
Kilroy Realty LP
4.80%, 07/15/18	350	384,723
Kimco Realty Corp.
4.30%, 02/01/18	200	216,576
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	433,084
Mack-Cali Realty Corp.
7.75%, 08/15/19	600	747,272
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	223,817
Realty Income Corp.
6.75%, 08/15/19	250	300,405
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,150	1,179,208
5.10%, 06/15/15	619	683,342
5.25%, 12/01/16 (Call 09/02/16)	350	400,114
5.65%, 02/01/20 (Call 11/01/19)	578	692,060
6.13%, 05/30/18	415	502,542
6.75%, 02/01/40 (Call 11/01/39)	500	693,511

Security	Principal (000s)	Value

UDR Inc.
4.25%, 06/01/18	$250	$271,235
4.63%, 01/10/22 (Call 10/10/21)[a]	550	595,094
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100	104,023
4.75%, 06/01/21 (Call 03/01/21)	1,100	1,210,395

		21,186,655
RETAIL — 2.82%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,421
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	52,164
5.75%, 01/15/15	600	657,096
Best Buy Co. Inc.
3.75%, 03/15/16[a]	20	18,600
Costco Wholesale Corp.
5.50%, 03/15/17	228	273,224
CVS Caremark Corp.
5.75%, 06/01/17	950	1,139,384
5.75%, 05/15/41 (Call 11/15/40)	400	505,446
6.13%, 08/15/16	171	202,731
6.25%, 06/01/27	758	969,855
6.60%, 03/15/19	450	574,288
Darden Restaurants Inc.
4.50%, 10/15/21	500	528,215
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	350	372,750
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	600	704,990
5.25%, 12/16/13	600	636,833
5.40%, 03/01/16	570	655,049
5.88%, 12/16/36	750	992,984

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.95%, 04/01/41 (Call 10/01/40)	$650	$882,999
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	450	479,066
6.88%, 12/15/37	150	194,851
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	100	101,219
3.12%, 04/15/22 (Call 01/15/22)[a]	450	465,072
4.63%, 04/15/20 (Call 10/15/19)[a]	800	913,543
5.40%, 10/15/16[a]	805	937,143
5.50%, 10/15/35	650	772,418
6.65%, 09/15/37	350	474,248
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	350	376,805
5.90%, 12/01/16	500	579,117
6.38%, 03/15/37	750	917,170
7.00%, 02/15/28	50	60,273
McDonald’s Corp.
2.63%, 01/15/22	1,050	1,100,048
5.35%, 03/01/18	1,185	1,426,577
6.30%, 10/15/37	150	215,425
6.30%, 03/01/38	550	792,123
Nordstrom Inc.
6.25%, 01/15/18	500	606,378
7.00%, 01/15/38	150	214,657
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	300	328,073
Staples Inc.
9.75%, 01/15/14	150	167,451
Target Corp.
1.13%, 07/18/14	35	35,424
5.38%, 05/01/17	600	711,931
6.00%, 01/15/18	1,100	1,354,737
6.35%, 11/01/32	457	603,401
7.00%, 01/15/38	900	1,324,710

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
0.75%, 10/25/13	$650	$653,307
1.50%, 10/25/15	734	753,593
1.63%, 04/15/14	778	793,949
2.80%, 04/15/16	750	802,135
3.25%, 10/25/20	1,650	1,809,199
4.25%, 04/15/21	1,000	1,171,927
5.00%, 10/25/40	928	1,163,043
5.25%, 09/01/35	785	991,194
5.63%, 04/15/41	750	1,017,158
6.20%, 04/15/38	450	638,340
6.50%, 08/15/37	1,098	1,603,807
Walgreen Co.
5.25%, 01/15/19	600	696,125
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)[a]	200	213,387
5.30%, 09/15/19	500	580,635
6.25%, 03/15/18[a]	300	360,478

		37,620,166
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16[a]	100	100,920

		100,920
SEMICONDUCTORS — 0.32%
Analog Devices Inc.
5.00%, 07/01/14	200	217,109
Applied Materials Inc.
2.65%, 06/15/16[a]	100	104,607
4.30%, 06/15/21[a]	200	225,500
Broadcom Corp.
2.38%, 11/01/15	50	52,197
2.70%, 11/01/18	300	315,561
Intel Corp.
1.95%, 10/01/16	725	757,022
3.30%, 10/01/21	450	488,504
4.80%, 10/01/41	750	886,233
Texas Instruments Inc.
1.38%, 05/15/14	1,000	1,016,100
2.38%, 05/16/16	250	263,914

		4,326,747

110	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

SOFTWARE — 0.77%
Adobe Systems Inc.
4.75%, 02/01/20	$250	$282,209
BMC Software Inc.
4.25%, 02/15/22	300	306,732
CA Inc.
5.38%, 12/01/19	250	282,112
Fiserv Inc.
3.13%, 06/15/16	25	25,977
4.75%, 06/15/21	350	381,098
Microsoft Corp.
1.63%, 09/25/15	800	828,782
2.50%, 02/08/16	250	265,715
2.95%, 06/01/14	550	575,158
3.00%, 10/01/20	300	329,029
4.20%, 06/01/19	530	619,195
4.50%, 10/01/40	250	295,131
5.30%, 02/08/41	500	668,214
Oracle Corp.
3.75%, 07/08/14	700	743,289
3.88%, 07/15/20	100	113,726
5.00%, 07/08/19	900	1,082,112
5.25%, 01/15/16	270	310,214
5.38%, 07/15/40	1,000	1,276,047
5.75%, 04/15/18	1,183	1,456,882
6.50%, 04/15/38	350	497,549

		10,339,171
TELECOMMUNICATIONS — 5.61%
Alltel Corp.
7.88%, 07/01/32	400	624,356
America Movil SAB de CV
2.38%, 09/08/16	300	310,981
3.13%, 07/16/22[a]	1,000	1,026,725
3.63%, 03/30/15	350	368,367
5.00%, 10/16/19[a]	500	580,647
5.00%, 03/30/20	750	878,005
5.50%, 03/01/14	450	477,000
6.13%, 03/30/40	850	1,107,957
AT&T Inc.
0.88%, 02/13/15[a]	1,250	1,258,880
1.60%, 02/15/17	500	511,562

Security	Principal (000s)	Value

2.50%, 08/15/15	$700	$735,476
2.95%, 05/15/16	750	803,146
3.00%, 02/15/22	700	736,979
3.88%, 08/15/21	1,034	1,161,298
4.45%, 05/15/21	900	1,050,074
5.10%, 09/15/14	1,150	1,252,586
5.35%, 09/01/40	2,178	2,601,634
5.50%, 02/01/18	750	906,497
5.55%, 08/15/41	850	1,054,993
5.80%, 02/15/19	1,000	1,232,942
6.30%, 01/15/38	1,171	1,516,124
6.40%, 05/15/38	600	787,307
6.50%, 09/01/37	800	1,058,110
6.55%, 02/15/39	925	1,239,981
BellSouth Corp.
6.00%, 11/15/34	570	652,836
British Telecommunications PLC
5.95%, 01/15/18	1,000	1,189,160
9.63%, 12/15/30	478	755,294
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	1,150	1,226,002
8.50%, 11/15/18	1,050	1,467,485
CenturyLink Inc.
5.80%, 03/15/22	500	533,444
6.00%, 04/01/17[a]	630	693,418
6.45%, 06/15/21	1,250	1,390,403
7.65%, 03/15/42	300	309,427
Cisco Systems Inc.
1.63%, 03/14/14	878	894,774
4.45%, 01/15/20	800	934,732
4.95%, 02/15/19	550	654,662
5.50%, 02/22/16	797	925,208
5.50%, 01/15/40	450	580,670
5.90%, 02/15/39	975	1,297,631
Corning Inc.
4.75%, 03/15/42	250	270,179
5.75%, 08/15/40	350	426,434
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750	798,538

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.75%, 08/20/18	$1,000	$1,239,500
8.75%, 06/15/30	1,021	1,489,226
Embarq Corp.
8.00%, 06/01/36	800	874,964
France Telecom SA
2.75%, 09/14/16	1,000	1,040,901
4.13%, 09/14/21[a]	400	432,652
4.38%, 07/08/14	400	422,996
5.38%, 07/08/19	300	346,581
5.38%, 01/13/42	350	404,873
8.50%, 03/01/31	420	621,438
Harris Corp.
4.40%, 12/15/20	200	217,148
5.00%, 10/01/15	400	441,483
6.38%, 06/15/19	100	119,818
Juniper Networks Inc.
3.10%, 03/15/16[a]	50	52,049
4.60%, 03/15/21	250	265,159
5.95%, 03/15/41	50	55,812
Motorola Solutions Inc.
3.75%, 05/15/22[a]	500	511,727
New Cingular Wireless Services Inc.
8.75%, 03/01/31	200	315,661
Qwest Corp.
6.75%, 12/01/21	700	826,003
6.88%, 09/15/33 (Call 10/01/12)	57	57,570
Rogers Communications Inc.
6.80%, 08/15/18	1,250	1,569,527
Rogers Wireless Inc.
6.38%, 03/01/14	171	184,446
Royal KPN NV
8.38%, 10/01/30	250	329,375
Telecom Italia Capital SA
4.95%, 09/30/14	500	506,250
5.25%, 11/15/13	740	756,650
5.25%, 10/01/15	275	279,125
6.18%, 06/18/14	250	257,500
7.18%, 06/18/19	700	728,000
7.72%, 06/04/38	700	649,250

Security	Principal (000s)	Value

Telefonica Emisiones SAU
3.73%, 04/27/15	$150	$145,500
3.99%, 02/16/16	200	192,000
4.95%, 01/15/15	200	200,500
5.46%, 02/16/21	750	690,000
5.88%, 07/15/19	250	239,375
6.42%, 06/20/16	1,325	1,349,844
7.05%, 06/20/36	250	230,000
Telefonica Europe BV
8.25%, 09/15/30	320	328,000
Verizon Communications Inc.
1.25%, 11/03/14	350	353,411
1.95%, 03/28/14	400	409,237
2.00%, 11/01/16	500	521,455
3.00%, 04/01/16	400	429,155
3.50%, 11/01/21	2,034	2,237,667
4.60%, 04/01/21	1,100	1,299,512
4.75%, 11/01/41	450	513,984
5.55%, 02/15/16	570	658,351
5.85%, 09/15/35	380	480,724
6.00%, 04/01/41	450	591,624
6.10%, 04/15/18	770	961,351
6.40%, 02/15/38	750	1,009,834
7.75%, 12/01/30	1,025	1,508,004
8.75%, 11/01/18	600	839,046
8.95%, 03/01/39	700	1,200,866
Virgin Media Secured Finance PLC
5.25%, 01/15/21	350	395,108
Vodafone Group PLC
4.15%, 06/10/14	600	636,705
5.00%, 12/16/13	497	525,247
5.45%, 06/10/19	1,200	1,454,035
5.63%, 02/27/17	150	178,220
5.75%, 03/15/16	457	529,743
6.15%, 02/27/37	1,150	1,530,153

		74,916,259
TEXTILES — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	350	363,300

		363,300

112	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
6.13%, 05/15/14	$250	$269,716
Mattel Inc.
2.50%, 11/01/16	100	104,242
4.35%, 10/01/20	100	107,299

		481,257
TRANSPORTATION — 1.35%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	1,100	1,132,104
3.45%, 09/15/21 (Call 06/15/21)	578	612,053
5.75%, 05/01/40 (Call 11/01/39)	750	922,323
6.15%, 05/01/37	399	514,378
7.00%, 02/01/14	450	490,049
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	152,211
5.55%, 03/01/19	300	368,865
6.38%, 11/15/37	750	1,074,359
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	300,892
7.13%, 10/15/31	500	654,340
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	214,712
4.25%, 06/01/21 (Call 03/01/21)	50	55,799
6.15%, 05/01/37	300	387,296
6.22%, 04/30/40	500	655,718
6.25%, 04/01/15	750	851,967
7.38%, 02/01/19	250	320,074
FedEx Corp.
2.63%, 08/01/22[a]	300	299,010
8.00%, 01/15/19	250	331,163
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	515,940

Security	Principal (000s)	Value

4.84%, 10/01/41	$503	$580,049
5.90%, 06/15/19	950	1,164,262
7.70%, 05/15/17	700	887,424
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	202,538
3.15%, 03/02/15	200	206,616
3.50%, 06/01/17	100	104,007
3.60%, 03/01/16	300	315,139
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	800	903,450
5.78%, 07/15/40	1,000	1,276,196
United Parcel Service Inc.
5.13%, 04/01/19[a]	925	1,123,901
6.20%, 01/15/38	950	1,355,236

		17,972,071
TRUCKING & LEASING — 0.03%
GATX Corp.
3.50%, 07/15/16	250	258,259
4.85%, 06/01/21	200	207,010

		465,269
WATER — 0.06%
American Water Capital Corp.
6.59%, 10/15/37	400	520,380
Veolia Environnement SA
6.00%, 06/01/18	300	345,530

		865,910

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,067,982,770)		1,158,463,811

FOREIGN AGENCY OBLIGATIONS[f] — 3.91%

CANADA — 1.92%
British Columbia (Province of)
1.20%, 04/25/17	500	511,495
2.65%, 09/22/21	600	644,814
7.25%, 09/01/36	700	1,186,415
Export Development Canada
3.13%, 04/24/14	1,400	1,466,474

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Hydro-Quebec
2.00%, 06/30/16	$600	$629,945
8.05%, 07/07/24	885	1,327,554
Manitoba (Province of)
1.38%, 04/28/14	1,500	1,525,978
4.90%, 12/06/16	150	175,748
Nova Scotia (Province of)
2.38%, 07/21/15	1,000	1,052,080
5.13%, 01/26/17	250	293,752
Ontario (Province of)
1.38%, 01/27/14	1,750	1,775,609
1.60%, 09/21/16[a]	3,250	3,362,234
2.30%, 05/10/16	750	793,682
2.95%, 02/05/15[a]	1,500	1,589,776
4.00%, 10/07/19[a]	500	579,988
4.10%, 06/16/14	1,080	1,151,687
4.40%, 04/14/20[a]	1,250	1,486,019
4.95%, 11/28/16[a]	1,000	1,173,484
Quebec (Province of)
2.75%, 08/25/21[a]	500	527,571
3.50%, 07/29/20[a]	1,200	1,347,677
4.60%, 05/26/15	550	611,758
4.88%, 05/05/14	500	537,595
5.00%, 03/01/16	570	656,664
5.13%, 11/14/16	188	221,922
7.50%, 09/15/29	670	1,045,599

		25,675,520
JAPAN — 0.24%
Japan Finance Corp.
2.50%, 01/21/16	300	318,072
2.50%, 05/18/16[a]	1,300	1,384,475
2.88%, 02/02/15	900	949,856
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	591,633

		3,244,036
MEXICO — 0.49%
Pemex Project Funding Master Trust
5.75%, 03/01/18	450	520,875
6.63%, 06/15/35	570	705,375

Security	Principal (000s)	Value

Petroleos Mexicanos
4.88%, 03/15/15[a]	$750	$808,125
4.88%, 03/15/15[e]	500	535,000
4.88%, 01/24/22[e]	900	1,003,500
5.50%, 01/21/21	1,100	1,281,500
6.50%, 06/02/41	700	866,250
6.50%, 06/02/41[e]	500	620,000
8.00%, 05/03/19	200	261,000

		6,601,625
PHILIPPINES — 0.56%
Asian Development Bank
1.63%, 07/15/13	1,000	1,011,920
1.88%, 10/23/18	1,800	1,906,834
2.50%, 03/15/16	1,600	1,715,603
2.75%, 05/21/14	1,755	1,829,984
3.63%, 09/05/13	950	982,525

		7,446,866
SUPRANATIONAL — 0.70%
Inter-American Development Bank
1.13%, 03/15/17	2,250	2,303,063
1.38%, 10/18/16	1,000	1,038,880
2.25%, 07/15/15	2,000	2,111,205
3.00%, 04/22/14	750	783,715
3.88%, 02/14/20	1,750	2,075,278
5.13%, 09/13/16	855	1,011,990

		9,324,131

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $49,225,722)		52,292,178

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.50%

BRAZIL — 1.07%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	1,600	1,910,400
5.88%, 01/15/19	250	307,125
6.00%, 01/17/17	1,650	1,961,025
7.13%, 01/20/37	2,007	3,060,675
7.88%, 03/07/15	900	1,053,000
8.00%, 01/15/18[a]	768	911,430
8.25%, 01/20/34	500	827,500
8.75%, 02/04/25	900	1,440,000

114	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

10.13%, 05/15/27	$1,100	$1,952,500
11.00%, 08/17/40 (Call 08/17/15)	707	906,727

		14,330,382
CANADA — 0.11%
Canada (Government of)
0.88%, 02/14/17	1,000	1,013,050
2.38%, 09/10/14	500	521,513

		1,534,563
CHILE — 0.09%
Chile (Republic of)
3.25%, 09/14/21	800	866,104
3.88%, 08/05/20	250	283,930

		1,150,034
COLOMBIA — 0.41%
Colombia (Republic of)
4.38%, 07/12/21	1,500	1,740,000
6.13%, 01/18/41	500	685,000
7.38%, 03/18/19	750	997,500
7.38%, 09/18/37	750	1,158,750
8.25%, 12/22/14	750	881,250

		5,462,500
ISRAEL — 0.09%
Israel (State of)
5.13%, 03/26/19[a]	1,080	1,232,550

		1,232,550
ITALY — 0.40%
Italy (Republic of)
3.13%, 01/26/15	450	444,046
4.50%, 01/21/15	1,900	1,936,193
5.25%, 09/20/16	1,850	1,897,845
5.38%, 06/15/33	250	232,007
6.88%, 09/27/23	750	796,420

		5,306,511
MEXICO — 0.99%
United Mexican States
3.63%, 03/15/22	1,000	1,087,500
5.13%, 01/15/20	1,750	2,091,250
5.63%, 01/15/17	1,350	1,579,500
5.88%, 02/17/14	800	855,200

Security	Principal (000s)	Value

5.95%, 03/19/19	$655	$806,305
6.05%, 01/11/40	1,900	2,528,900
6.75%, 09/27/34	1,800	2,542,500
7.50%, 04/08/33	945	1,434,038
11.38%, 09/15/16	200	280,000

		13,205,193
PANAMA — 0.23%
Panama (Republic of)
6.70%, 01/26/36	1,000	1,425,000
7.13%, 01/29/26	800	1,120,000
7.25%, 03/15/15	500	572,500

		3,117,500
PERU — 0.33%
Peru (Republic of)
5.63%, 11/18/50	350	449,750
6.55%, 03/14/37	800	1,138,800
7.13%, 03/30/19	500	658,750
7.35%, 07/21/25	700	1,013,250
8.38%, 05/03/16	250	311,875
8.75%, 11/21/33	500	860,000

		4,432,425
POLAND — 0.33%
Poland (Republic of)
3.88%, 07/16/15	600	641,250
5.00%, 10/19/15	150	165,562
5.00%, 03/23/22	1,000	1,155,190
5.13%, 04/21/21	600	697,500
5.25%, 01/15/14	450	475,650
6.38%, 07/15/19	1,000	1,222,500

		4,357,652
SOUTH AFRICA — 0.25%
South Africa (Republic of)
4.67%, 01/17/24	700	787,500
5.50%, 03/09/20	1,100	1,306,250
6.50%, 06/02/14	500	545,000
6.88%, 05/27/19	500	635,000

		3,273,750
SOUTH KOREA — 0.20%
Korea (Republic of)
4.88%, 09/22/14	600	640,554

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.75%, 04/16/14	$500	$537,788
7.13%, 04/16/19	1,150	1,490,523

		2,668,865

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $54,116,678)		60,071,925

MUNICIPAL DEBT OBLIGATIONS — 3.44%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	302,535

		302,535
CALIFORNIA — 1.12%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	750	1,068,495
Series S1
7.04%, 04/01/41	300	443,682
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	250	283,783
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	180	246,092
Los Angeles Community College District GO BAB
6.75%, 08/01/42	500	708,045
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60	76,337
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	500	647,565

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	$450	$660,308
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450	545,486
6.76%, 07/01/34	500	670,830
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	250	353,138
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/25	500	686,390
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	350	434,585
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	300	372,360
State of California GO
5.45%, 04/01/15	750	830,407
6.20%, 03/01/19	400	473,500
State of California GO BAB
5.70%, 11/01/21	200	233,312

7.50%, 04/01/34	1,750	2,280,022
7.55%, 04/01/39	1,095	1,466,095
7.60%, 11/01/40	940	1,274,038
7.70%, 11/01/30 (Call 11/01/20)	100	121,834
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/32	700	883,414
5.95%, 05/15/26	200	252,510

		15,012,228

116	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

COLORADO — 0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue
Series A
6.08%, 12/01/40	$100	$132,393

		132,393
CONNECTICUT — 0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	500	638,480

		638,480
GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010 A
6.64%, 04/01/57	500	585,010
Project M, Series 2010 A
6.66%, 04/01/57	200	231,128
State of Georgia GO
Series H
4.50%, 11/01/25	100	116,295

		932,433
ILLINOIS — 0.52%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	175	196,725
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	690	842,759
City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	50	68,816
City of Chicago Wastewater Transmission RB Sewer Revenue
Series B
6.90%, 01/01/40	105	136,188

Security	Principal (000s)	Value

Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	$200	$262,336
State of Illinois GO
4.07%, 01/01/14	500	517,860
4.42%, 01/01/15	1,000	1,063,250
5.10%, 06/01/33	1,750	1,692,092
5.37%, 03/01/17	250	277,275
5.88%, 03/01/19	450	503,105
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	112,285
Series 5
7.35%, 07/01/35[a]	1,100	1,306,888

		6,979,579
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	235	270,243
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	480	539,040
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	100	133,471
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	269,472

		1,212,226
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	121,821

		121,821

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

MISSOURI — 0.05%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	$500	$692,410

		692,410
NEVADA — 0.03%
Clark County RB Port Airport & Marina Revenue BAB
Series C
6.82%, 07/01/36	250	361,805

		361,805
NEW JERSEY — 0.27%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	300	189,168
0.00%, 02/15/24 (AGM)	250	147,005
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	700	890,414
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	620,015
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	685	1,040,063
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	296,965
6.10%, 12/15/28 (Call 12/15/20)	250	289,380

Security	Principal (000s)	Value

Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	$100	$128,261

		3,601,271
NEW YORK — 0.52%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	377,805
Series C-1
6.69%, 11/15/40	300	395,850
Series E
6.81%, 11/15/40	250	339,192
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500	649,690
5.72%, 06/15/42	550	740,729
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500	635,970
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	315,223
Series H
5.43%, 03/15/39	300	372,474
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500	621,930
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/47 (GOI)	250	292,660
5.86%, 12/01/24 (GOI)	400	512,188

118	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.04%, 12/01/29 (GOI)	$500	$653,615
State of New York GO BAB
5.85%, 06/01/40	500	648,160
5.97%, 03/01/36	250	326,260

		6,881,746
OHIO — 0.08%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/24	240	331,558
8.08%, 02/15/42	100	148,150
Series E
6.27%, 02/15/21	100	118,038
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	115,979
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	302,905

		1,016,630
OREGON — 0.08%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series 2010A
5.83%, 11/15/34	500	666,870
State of Oregon GO
5.76%, 06/01/23	350	432,481

		1,099,351
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	300	350,205
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/40	250	301,182

		651,387

Security	Principal (000s)	Value

PUERTO RICO — 0.05%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series A
3.88%, 02/01/17	$500	$510,025
Series B
3.67%, 05/01/14	200	203,794

		713,819
TEXAS — 0.27%
City of Houston GOL
Series A
6.29%, 03/01/32	400	501,240
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	250	349,545
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	131,427
North Texas Tollway Authority RB Revenue BAB
6.72%, 01/01/40	450	623,191
State of Texas GO BAB
5.52%, 04/01/39	500	667,910
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	300	368,625
5.18%, 04/01/30	250	309,528
University of Texas System Board of Regents RB College & University Revenue
Series B
6.28%, 08/15/41 (Call 08/15/19)	500	595,920

		3,547,386
UTAH — 0.07%
State of Utah GO BAB
Series D
4.55%, 07/01/24	750	893,452

		893,452

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

WASHINGTON — 0.07%
State of Washington GO BAB
Series D
5.48%, 08/01/39	$250	$324,077
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	500	624,215

		948,292
WISCONSIN — 0.01%
State of Wisconsin RB General Fund
Series A
5.70%, 05/01/26 (AGM)	125	149,803

		149,803

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $39,518,388)		45,889,047

SHORT-TERM INVESTMENTS — 5.18%

MONEY MARKET FUNDS — 5.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,g,h]	56,024,845	56,024,845
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,g,h]	5,015,329	5,015,329
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,g]	8,193,403	8,193,403

		69,233,577

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,233,577)		69,233,577

TOTAL INVESTMENTS IN SECURITIES — 103.75%
(Cost: $1,280,077,135)		1,385,950,538
Other Assets, Less Liabilities — (3.75)%		(50,158,846)

NET ASSETS — 100.00%		$1,335,791,692

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

120	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 84.57%

AEROSPACE & DEFENSE — 1.55%
BAE Systems PLC
5.80%, 10/11/41[a]	$150	$176,894
Boeing Co. (The)
4.88%, 02/15/20	70	84,977
6.88%, 03/15/39	300	467,893
8.75%, 08/15/21	25	37,292
Goodrich Corp.
6.80%, 07/01/36	100	140,473
Lockheed Martin Corp.
4.85%, 09/15/41	450	518,129
5.72%, 06/01/40	275	350,163
Northrop Grumman Corp.
5.05%, 11/15/40	355	413,205
Raytheon Co.
4.70%, 12/15/41	100	118,643
4.88%, 10/15/40	675	813,245
United Technologies Corp.
4.50%, 06/01/42	1,450	1,647,528
5.40%, 05/01/35	75	93,812
5.70%, 04/15/40	425	560,823
6.05%, 06/01/36	225	299,981
6.70%, 08/01/28	125	173,704

		5,896,762
AGRICULTURE — 1.40%
Altria Group Inc.
4.25%, 08/09/42	250	243,909
9.95%, 11/10/38	258	440,622
10.20%, 02/06/39	718	1,251,348
Archer-Daniels-Midland Co.
4.54%, 03/26/42	373	423,800
5.38%, 09/15/35	425	525,834
5.77%, 03/01/41	50	66,089
Lorillard Tobacco Co.
7.00%, 08/04/41	240	287,948
Philip Morris International Inc.
6.38%, 05/16/38	1,311	1,829,943
Reynolds American Inc.
7.25%, 06/15/37	200	256,157

		5,325,650

Security	Principal (000s)	Value

AIRLINES — 0.08%
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A
4.15%, 10/11/25	$200	$201,000
Delta Air Lines 2007-1A Pass Through Trust
6.82%, 02/10/24	106	116,301

		317,301
APPAREL — 0.06%
VF Corp.
6.00%, 10/15/33	75	94,786
6.45%, 11/01/37	100	138,867

		233,653
AUTO MANUFACTURERS — 0.66%
Daimler Finance North America LLC
8.50%, 01/18/31	408	640,391
Ford Motor Co.
7.45%, 07/16/31	1,500	1,852,500

		2,492,891
AUTO PARTS & EQUIPMENT — 0.08%
Johnson Controls Inc.
6.00%, 01/15/36	250	304,382

		304,382
BANKS — 6.94%
Bank of America Corp.
5.00%, 05/27/26 (Call 11/27/12)[b]	200	200,029
5.88%, 02/07/42	650	737,441
Bank of America N.A.
6.00%, 10/15/36	300	338,236
Bank One Capital III
8.75%, 09/01/30	100	140,230
Bank One Corp.
7.75%, 07/15/25	50	64,803
8.00%, 04/29/27	100	130,981
Bank One Michigan
8.25%, 11/01/24	125	164,185
BBVA Bancomer SA Texas Agency
6.75%, 09/30/22[a]	150	161,250

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,c]	$200	$182,500
Citigroup Inc.
5.85%, 12/11/34	625	713,458
5.88%, 05/29/37	75	86,749
5.88%, 01/30/42	500	587,098
6.13%, 08/25/36	1,000	1,062,342
6.63%, 06/15/32	550	609,331
6.88%, 03/05/38	1,188	1,526,030
6.88%, 02/15/98	75	79,707
8.13%, 07/15/39	325	476,278
Fifth Third Bancorp
8.25%, 03/01/38	225	314,122
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	225	234,751
6.13%, 02/15/33	375	409,027
6.25%, 02/01/41	1,350	1,507,788
6.45%, 05/01/36	275	279,092
6.75%, 10/01/37	1,775	1,848,089
HSBC Bank (USA) N.A.
5.63%, 08/15/35	1,750	1,896,477
HSBC Bank PLC
7.65%, 05/01/25	100	112,931
HSBC Holdings PLC
6.10%, 01/14/42	375	501,780
6.50%, 05/02/36	400	469,243
6.50%, 09/15/37	355	419,349
6.80%, 06/01/38	600	732,644
7.63%, 05/17/32	100	120,756
J.P. Morgan Chase & Co.
5.40%, 01/06/42	500	597,091
5.50%, 10/15/40	200	239,773
5.60%, 07/15/41	1,250	1,532,124
6.40%, 05/15/38	275	364,418
KfW
0.00%, 04/18/36	850	403,835
0.00%, 06/29/37	700	327,852
Morgan Stanley
5.00%, 08/31/25 (Call 11/30/12)[b]	645	642,786

Security	Principal (000s)	Value

6.25%, 08/09/26	$250	$262,785
6.38%, 07/24/42	950	962,409
7.25%, 04/01/32	125	141,954
Rabobank Nederland
5.25%, 05/24/41	510	601,006
Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,c]	200	201,000
UBS AG Stamford
7.75%, 09/01/26	300	363,877
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,700	2,314,014
Wachovia Corp.
6.55%, 10/15/35	50	60,026
6.61%, 10/01/25	100	121,379
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	300	344,139
Wells Fargo & Co.
5.38%, 02/07/35	180	217,399
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	253,733
Wells Fargo Capital X
5.95%, 12/15/36	346	351,190

		26,409,487
BEVERAGES — 1.68%
Anheuser-Busch Companies LLC
6.80%, 08/20/32	250	350,878
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	300	434,186
8.00%, 11/15/39	200	330,092
8.20%, 01/15/39	576	964,153
Diageo Capital PLC
5.88%, 09/30/36	325	429,683
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	100	147,893
Molson Coors Brewing Co.
5.00%, 05/01/42	650	739,241
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	300	428,939
PepsiAmericas Inc.
5.50%, 05/15/35	100	128,609

122	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

PepsiCo Inc.
3.60%, 08/13/42	$200	$199,741
5.50%, 01/15/40	650	843,928
Pernod Ricard SA
5.50%, 01/15/42[a]	450	507,996
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	750	871,397

		6,376,736
BIOTECHNOLOGY — 0.86%
Amgen Inc.
4.95%, 10/01/41	500	529,797
5.38%, 05/15/43 (Call 11/15/42)	250	282,898
5.65%, 06/15/42 (Call 12/15/41)	450	524,781
6.38%, 06/01/37	75	92,782
6.40%, 02/01/39	459	570,080
6.90%, 06/01/38	200	262,849
Genentech Inc.
5.25%, 07/15/35	300	370,398
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	500	636,392

		3,269,977
BUILDING MATERIALS — 0.04%
Owens Corning Inc.
7.00%, 12/01/36	150	163,989

		163,989
CHEMICALS — 1.23%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	150	188,342
Braskem America Finance Co.
7.13%, 07/22/41 (Call 01/22/41)[a]	200	207,000
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	450	513,006
7.38%, 11/01/29	250	339,000
9.40%, 05/15/39	125	204,027

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	$525	$649,185
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	250	262,901
4.80%, 09/01/42 (Call 03/01/42)	150	164,107
Ecolab Inc.
5.50%, 12/08/41	500	626,895
Lubrizol Corp.
6.50%, 10/01/34	100	139,773
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	100	100,968
5.50%, 08/15/25	100	127,737
Series 1
5.50%, 07/30/35	100	121,217
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	450	588,741
PPG Industries Inc.
7.70%, 03/15/38	120	183,177
Rohm and Haas Co.
7.85%, 07/15/29	200	271,437

		4,687,513
COMMERCIAL SERVICES — 0.86%
ADT Corp. (The)
4.88%, 07/15/42[a]	150	163,163
DP World Ltd.
6.85%, 07/02/37[a]	250	265,250
ERAC USA Finance LLC
5.63%, 03/15/42[a]	250	269,232
7.00%, 10/15/37[a]	250	316,107
Massachusetts Institute of Technology
5.60%, 07/01/2111	200	286,660
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	47,742
6.50%, 01/15/39[a]	500	763,750

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

SAIC Inc.
Series 1
5.95%, 12/01/40	$200	$230,743
Tufts University
Series 2012
5.02%, 04/15/2112	250	295,782
University of Southern California
5.25%, 10/01/2111	250	328,157
Western Union Co. (The)
6.20%, 06/21/40	250	298,299

		3,264,885
COMPUTERS — 0.66%
Dell Inc.
5.40%, 09/10/40	125	135,330
Hewlett-Packard Co.
6.00%, 09/15/41	600	625,650
HP Enterprise Services LLC
7.45%, 10/15/29	200	241,439
International Business Machines Corp.
4.00%, 06/20/42	738	815,054
5.60%, 11/30/39	27	36,512
7.00%, 10/30/25	450	654,706

		2,508,691
COSMETICS & PERSONAL CARE — 0.33%
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	66,355
5.55%, 03/05/37	687	944,323
5.80%, 08/15/34	100	137,908
6.45%, 01/15/26	75	105,515

		1,254,101
DIVERSIFIED FINANCIAL SERVICES — 3.34%
American Express Co.
8.15%, 03/19/38	250	403,934
Ameritech Capital Funding Corp.
6.55%, 01/15/28	100	115,805
CDP Financial Inc.
5.60%, 11/25/39[a]	500	645,032
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	312,398

Security	Principal (000s)	Value

FMR LLC
7.57%, 06/15/29[a]	$400	$509,549
General Electric Capital Corp.
5.88%, 01/14/38	1,220	1,481,126
6.15%, 08/07/37	875	1,097,295
6.88%, 01/10/39	1,150	1,571,797
Series A
6.75%, 03/15/32	2,233	2,899,423
General Electric Capital Services Inc.
7.50%, 08/21/35	100	138,415
Goldman Sachs Capital I
6.35%, 02/15/34	665	660,961
Jefferies Group Inc.
6.25%, 01/15/36	225	221,719
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	300	301,229
7.75%, 05/14/38	1,095	1,324,993
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	325	498,784
Siemens Financieringsmat
6.13%, 08/17/26[a]	300	390,503
SLM Corp.
5.63%, 08/01/33	150	135,000

		12,707,963
ELECTRIC — 10.42%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	300	372,750
Alabama Power Co.
6.00%, 03/01/39	150	204,272
6.13%, 05/15/38	105	144,449
Series 1
5.65%, 03/15/35 (Call 03/15/15)	100	109,860
Appalachian Power Co.
7.00%, 04/01/38	500	691,878
Arizona Public Service Co.
4.50%, 04/01/42	150	166,918
5.50%, 09/01/35	150	180,640

124	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Carolina Power & Light Co.
4.10%, 05/15/42 (Call 11/15/41)	$1,000	$1,061,020
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	500	502,109
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	150	210,428
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	350	459,903
5.70%, 06/15/40	160	218,087
Series 05-A
5.30%, 03/01/35	50	62,874
Series 06-A
5.85%, 03/15/36	50	67,585
Series 06-B
6.20%, 06/15/36	50	70,476
Series 06-E
5.70%, 12/01/36	50	66,421
Series 08-B
6.75%, 04/01/38	550	829,786
Detroit Edison Co. (The)
5.70%, 10/01/37	100	133,143
Series A
6.63%, 06/01/36	100	144,575
Dominion Resources Inc.
6.30%, 03/15/33	175	227,587
7.00%, 06/15/38	50	72,761
Series B
5.95%, 06/15/35	100	128,662
Series F
5.25%, 08/01/33	400	472,436
DTE Energy Co.
6.38%, 04/15/33	30	39,850
Duke Energy Carolinas LLC
4.25%, 12/15/41	400	437,824
5.30%, 02/15/40	225	279,226
6.05%, 04/15/38	1,050	1,420,413
6.45%, 10/15/32	75	100,005

Security	Principal (000s)	Value

Duke Energy Indiana Inc.
6.45%, 04/01/39	$50	$71,218
E.ON International Finance BV
6.65%, 04/30/38[a]	356	486,094
El Paso Electric Co.
6.00%, 05/15/35	150	179,684
Electricite de France SA
5.60%, 01/27/40[a]	300	335,509
6.95%, 01/26/39[a]	280	366,631
Enel Finance International SA
6.00%, 10/07/39[a]	600	497,061
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	893	965,691
6.25%, 10/01/39	375	433,826
FirstEnergy Corp.
Series C
7.38%, 11/15/31	447	589,112
FirstEnergy Solutions Corp.
6.80%, 08/15/39	850	914,347
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	750	830,693
4.13%, 02/01/42 (Call 08/02/41)	300	336,205
4.95%, 06/01/35	100	121,412
5.13%, 06/01/41 (Call 12/01/40)	155	196,545
5.25%, 02/01/41 (Call 08/01/40)	100	129,894
5.85%, 05/01/37	100	136,219
5.95%, 02/01/38	281	389,324
Florida Power Corp.
6.35%, 09/15/37	200	277,168
6.40%, 06/15/38	375	526,760
Georgia Power Co.
4.30%, 03/15/42	1,000	1,079,516
5.40%, 06/01/40	375	473,748
Series 07-A
5.65%, 03/01/37	100	126,210

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Iberdrola International BV
6.75%, 07/15/36	$150	$146,222
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	127,690
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	250	288,189
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	100	127,530
Massachusetts Electric Co.
5.90%, 11/15/39[a]	50	66,494
MidAmerican Energy Holdings Co.
5.80%, 10/15/36	100	132,020
5.95%, 05/15/37	150	194,018
6.13%, 04/01/36	1,294	1,681,219
6.50%, 09/15/37	380	518,413
8.48%, 09/15/28	356	531,490
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	75	92,765
5.45%, 05/15/41 (Call 11/15/40)	350	441,950
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	250	276,354
5.95%, 06/15/41 (Call 12/15/40)	325	388,918
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	750	740,672
4.85%, 08/15/40 (Call 02/15/40)	350	436,174
5.25%, 07/15/35	50	63,075
6.20%, 07/01/37	100	143,115
6.25%, 06/01/36	100	142,713
Oglethorpe Power Corp.
6.19%, 01/01/31[a]	400	486,488
Ohio Edison Co.
6.88%, 07/15/36	200	266,642

Security	Principal (000s)	Value

Oncor Electric Delivery Co.
5.25%, 09/30/40	$100	$108,243
7.00%, 09/01/22	650	808,511
7.50%, 09/01/38	25	32,639
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	150	162,625
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	700	775,512
4.50%, 12/15/41 (Call 06/15/41)	350	391,906
5.40%, 01/15/40	450	561,397
6.05%, 03/01/34	779	1,029,731
6.25%, 03/01/39	150	205,824
PacifiCorp
4.10%, 02/01/42	350	380,437
5.75%, 04/01/37	150	197,392
6.10%, 08/01/36	100	136,547
Peco Energy Co.
5.95%, 10/01/36	100	137,479
Potomac Electric Power Co.
6.50%, 11/15/37	200	288,415
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	325	413,242
Progress Energy Inc.
7.00%, 10/30/31	200	267,846
7.75%, 03/01/31	100	141,810
PSEG Power LLC
8.63%, 04/15/31	250	370,116
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	150	163,645
5.80%, 05/01/37	250	341,029
Puget Sound Energy Inc.
5.48%, 06/01/35	50	64,374
5.64%, 04/15/41 (Call 10/15/40)	280	377,269
5.76%, 07/15/40	50	68,634
5.80%, 03/15/40	25	34,171

126	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.27%, 03/15/37	$50	$71,481
6.72%, 06/15/36	50	74,630
7.02%, 12/01/27	50	68,762
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	172,993
4.50%, 08/15/40	300	355,169
5.35%, 05/15/35	100	129,781
5.35%, 05/15/40	75	100,005
6.13%, 09/15/37	100	143,163
South Carolina Electric & Gas Co.
5.45%, 02/01/41 (Call 08/01/40)	250	318,866
6.05%, 01/15/38	218	292,309
Southern California Edison Co.
5.63%, 02/01/36	75	98,639
6.00%, 01/15/34	325	439,528
6.05%, 03/15/39	100	140,197
Series 05-B
5.55%, 01/15/36	50	65,434
Series 05-E
5.35%, 07/15/35	75	95,095
Series 06-E
5.55%, 01/15/37	75	98,339
Series 08-A
5.95%, 02/01/38	904	1,243,173
Southern Power Co.
5.15%, 09/15/41	300	349,949
Southwestern Electric Power Co.
6.20%, 03/15/40	200	257,617
Southwestern Public Service Co.
6.00%, 10/01/36	50	61,657
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	150	160,285
TransAlta Corp.
6.50%, 03/15/40	100	101,714
Virginia Electric and Power Co.
8.88%, 11/15/38	325	563,618
Series A
6.00%, 05/15/37	175	242,350

Security	Principal (000s)	Value

Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	$150	$167,245
Wisconsin Electric Power Co.
5.70%, 12/01/36	150	198,681
Wisconsin Power & Light Co.
6.38%, 08/15/37	350	493,200
Xcel Energy Inc.
6.50%, 07/01/36	50	70,369

		39,663,999
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
6.00%, 08/15/32	130	172,632

		172,632
ELECTRONICS — 0.56%
Honeywell International Inc.
5.38%, 03/01/41	300	399,780
5.70%, 03/15/36	150	201,813
5.70%, 03/15/37	540	730,464
Koninklijke Philips Electronics NV
5.00%, 03/15/42	100	114,632
6.88%, 03/11/38	300	409,327
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	250	256,644

		2,112,660
ENGINEERING & CONSTRUCTION — 0.13%
Odebrecht Finance Ltd.
6.00%, 04/05/23[a]	200	219,000
7.13%, 06/26/42[a]	250	273,750

		492,750
ENVIRONMENTAL CONTROL — 0.55%
Republic Services Inc.
4.75%, 05/15/23	250	287,728
5.70%, 05/15/41	200	241,494
6.09%, 03/15/35	50	59,667
6.20%, 03/01/40	25	31,632
Waste Management Inc.
6.13%, 11/30/39	105	134,028
7.00%, 07/15/28	100	134,731
7.10%, 08/01/26	125	168,220
7.75%, 05/15/32	725	1,050,363

		2,107,863

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

FOOD — 1.92%
Cargill Inc.
6.63%, 09/15/37[a]	$300	$405,305
ConAgra Foods Inc.
8.25%, 09/15/30	300	403,336
Delhaize America LLC
9.00%, 04/15/31	100	114,717
Delhaize Group SA
5.70%, 10/01/40	150	122,771
General Mills Inc.
5.40%, 06/15/40	150	188,038
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	275	386,018
Hershey Co. (The)
7.20%, 08/15/27	75	101,166
Kellogg Co.
Series B
7.45%, 04/01/31	150	210,800
Kraft Foods Group Inc.
5.00%, 06/04/42[a]	1,250	1,421,871
6.88%, 01/26/39[a]	491	680,831
Kraft Foods Inc.
6.50%, 11/01/31	325	419,794
6.50%, 02/09/40	350	481,991
6.88%, 02/01/38	35	47,922
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	43,553
6.90%, 04/15/38	425	536,746
7.50%, 04/01/31	125	164,929
Ralcorp Holdings Inc.
6.63%, 08/15/39	150	160,199
Safeway Inc.
7.25%, 02/01/31	150	157,222
Sysco Corp.
5.38%, 09/21/35	200	256,483
Tesco PLC
6.15%, 11/15/37[a]	300	372,184
Unilever Capital Corp.
5.90%, 11/15/32	450	644,229

		7,320,105

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.46%
Georgia-Pacific LLC
7.75%, 11/15/29	$480	$635,855
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	485	577,940
7.30%, 11/15/39	50	66,378
8.70%, 06/15/38	125	179,365
Westvaco Corp.
7.95%, 02/15/31	100	129,582
8.20%, 01/15/30	125	164,486

		1,753,606
GAS — 0.57%
AGL Capital Corp.
6.00%, 10/01/34	150	197,202
Boston Gas Co.
4.49%, 02/15/42[a]	150	169,112
KeySpan Corp.
8.00%, 11/15/30	250	349,463
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	300	400,725
Nakilat Inc.
6.07%, 12/31/33[a]	400	473,000
Sempra Energy
6.00%, 10/15/39	155	205,476
Southern California Gas Co.
Series KK
5.75%, 11/15/35	100	134,238
Southern Union Co.
7.60%, 02/01/24	200	247,488

		2,176,704
HEALTH CARE — PRODUCTS — 0.35%
Baxter International Inc.
3.65%, 08/15/42	400	408,298
Boston Scientific Corp.
7.38%, 01/15/40	290	402,098
Covidien International Finance SA
6.55%, 10/15/37	100	144,929
Medtronic Inc.
5.55%, 03/15/40	300	385,065

		1,340,390

128	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 1.67%
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	$550	$558,317
6.75%, 12/15/37	64	85,402
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	200	226,500
5.88%, 03/15/41 (Call 09/15/40)	263	315,640
Kaiser Foundation Hospitals
4.88%, 04/01/42	150	173,008
Quest Diagnostics Inc.
6.95%, 07/01/37	300	400,566
Roche Holdings Inc.
7.00%, 03/01/39[a]	390	597,502
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	300	333,623
5.80%, 03/15/36	490	598,343
5.95%, 02/15/41	300	389,836
6.88%, 02/15/38	810	1,134,346
WellPoint Inc.
4.63%, 05/15/42	1,100	1,096,044
5.80%, 08/15/40	75	89,245
5.85%, 01/15/36	30	35,347
6.38%, 06/15/37	250	309,744

		6,343,463
HOLDING COMPANIES — DIVERSIFIED — 0.43%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	50	72,514
Temasek Financial I Ltd.
2.38%, 01/23/23[a]	1,000	1,003,932
3.38%, 07/23/42[a]	250	248,966
Votorantim Cimentos SA
7.25%, 04/05/41[a]	300	319,500

		1,644,912
HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	32,980
6.63%, 08/01/37	220	330,401

		363,381

Security	Principal (000s)	Value

INSURANCE — 5.05%
Aflac Inc.
6.45%, 08/15/40	$300	$371,573
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	64,203
Allstate Corp. (The)
5.55%, 05/09/35	500	617,614
5.95%, 04/01/36	325	417,789
6.90%, 05/15/38	61	85,551
American International Group Inc.
6.25%, 05/01/36	880	1,103,157
8.18%, 05/15/68 (Call 05/15/38)[c]	1,560	1,862,250
Aon Corp.
8.21%, 01/01/27	300	363,543
AXA SA
8.60%, 12/15/30	580	663,835
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	275	349,889
Chubb Corp. (The)
6.00%, 05/11/37	400	550,667
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	219,067
GE Global Insurance Holding Corp.
7.00%, 02/15/26	200	239,630
Genworth Financial Inc.
6.50%, 06/15/34	75	66,281
Hartford Financial Services Group Inc.
5.95%, 10/15/36	150	154,931
6.10%, 10/01/41	200	211,079
6.63%, 03/30/40	50	56,034
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	375	402,005
Lincoln National Corp.
6.15%, 04/07/36	25	27,779
7.00%, 06/15/40	350	434,954
Loews Corp.
6.00%, 02/01/35	150	177,361
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	100	118,997

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	$350	$519,855
MetLife Inc.
4.13%, 08/13/42	250	253,797
5.70%, 06/15/35	1,100	1,372,602
5.88%, 02/06/41	500	641,439
6.40%, 12/15/66 (Call 12/15/31)	450	478,529
6.50%, 12/15/32	126	167,000
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	250	340,137
New York Life Insurance Co.
5.88%, 05/15/33[a]	200	245,461
6.75%, 11/15/39[a]	400	558,885
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	450	578,506
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	445	605,171
Principal Financial Group Inc.
6.05%, 10/15/36	150	177,396
Progressive Corp. (The)
6.25%, 12/01/32	290	381,499
Prudential Financial Inc.
5.40%, 06/13/35	165	174,664
5.90%, 03/17/36	500	564,306
6.20%, 11/15/40	100	117,738
Series D
6.63%, 12/01/37	1,050	1,295,276
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	590	816,238
Travelers Companies Inc. (The)
5.35%, 11/01/40	200	256,701
6.25%, 06/15/37	218	298,591
6.75%, 06/20/36	150	213,885
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	201,670
Validus Holdings Ltd.
8.88%, 01/26/40	75	91,846

Security	Principal (000s)	Value

WR Berkley Corp.
6.25%, 02/15/37	$150	$172,398
XL Group PLC
6.25%, 05/15/27	75	84,150
6.38%, 11/15/24	50	59,435

		19,225,364
INTERNET — 0.04%
eBay Inc.
4.00%, 07/15/42	150	148,268

		148,268
IRON & STEEL — 0.39%
ArcelorMittal SA
7.00%, 03/01/41	250	215,625
7.25%, 10/15/39	600	540,000
Cliffs Natural Resources Inc.
6.25%, 10/01/40	325	310,650
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	85,519
6.40%, 12/01/37	150	209,955
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	111,771

		1,473,520
MACHINERY — 0.72%
Caterpillar Inc.
3.80%, 08/15/42[a]	259	268,244
5.20%, 05/27/41	850	1,098,204
6.05%, 08/15/36	75	103,022
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	650	685,431
5.38%, 10/16/29	75	98,737
7.13%, 03/03/31	100	144,097
8.10%, 05/15/30	50	79,276
Rockwell Automation Inc.
6.25%, 12/01/37	100	138,176
6.70%, 01/15/28	100	133,966

		2,749,153

130	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

MANUFACTURING — 0.29%
3M Co.
5.70%, 03/15/37	$275	$384,971
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	200	260,914
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	200	236,934
Parker Hannifin Corp. Series A
6.25%, 05/15/38	150	212,211

		1,095,030
MEDIA — 6.46%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	200	207,757
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	582	869,109
Comcast Corp.
6.40%, 03/01/40	75	98,537
6.45%, 03/15/37	1,180	1,522,348
6.95%, 08/15/37	800	1,086,478
7.05%, 03/15/33	200	265,373
COX Communications Inc.
8.38%, 03/01/39[a]	1,275	1,923,981
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	200	204,071
6.00%, 08/15/40 (Call 05/15/40)	175	197,832
6.35%, 03/15/40	150	176,401
6.38%, 03/01/41	375	442,168
Discovery Communications LLC
6.35%, 06/01/40	100	128,438
Grupo Televisa SAB
6.63%, 03/18/25	100	129,801
6.63%, 01/15/40	325	419,720
Historic TW Inc.
6.63%, 05/15/29	500	623,933

Security	Principal (000s)	Value

NBCUniversal Media LLC
5.95%, 04/01/41	$330	$414,792
6.40%, 04/30/40	1,025	1,327,950
News America Inc.
6.15%, 02/15/41	1,075	1,320,666
6.20%, 12/15/34	100	120,458
6.40%, 12/15/35	350	432,655
6.55%, 03/15/33	75	87,503
6.65%, 11/15/37	480	615,040
6.90%, 08/15/39	100	129,789
7.70%, 10/30/25	550	732,862
7.85%, 03/01/39	75	102,364
8.15%, 10/17/36	75	102,404
8.88%, 04/26/23	50	67,506
TCI Communications Inc.
7.13%, 02/15/28	100	132,753
7.88%, 02/15/26	200	280,945
Thomson Reuters Corp.
5.50%, 08/15/35	150	170,458
5.85%, 04/15/40	100	122,176
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	169,742
5.88%, 11/15/40 (Call 05/15/40)	1,450	1,720,413
6.75%, 06/15/39	600	778,833
Time Warner Entertainment Co.
8.38%, 07/15/33	352	506,684
Time Warner Entertainment Co. LP
8.38%, 03/15/23	400	559,571
Time Warner Inc.
6.10%, 07/15/40	225	274,558
6.25%, 03/29/41	550	682,538
6.50%, 11/15/36	250	312,205
6.95%, 01/15/28	100	128,154
7.57%, 02/01/24	100	132,840
7.63%, 04/15/31	1,720	2,334,912
Viacom Inc.
4.50%, 02/27/42	100	104,230
6.75%, 10/05/37	75	99,567
6.88%, 04/30/36	950	1,273,411
7.88%, 07/30/30	350	474,821

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Walt Disney Co. (The)
4.38%, 08/16/41	$300	$355,640
7.00%, 03/01/32	150	224,621

		24,589,008
MINING — 2.25%
Alcoa Inc.
5.90%, 02/01/27	200	205,826
5.95%, 02/01/37	280	279,373
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	150	173,805
Barrick Gold Corp.
5.25%, 04/01/42	400	434,471
Barrick North America Finance LLC
5.70%, 05/30/41	350	402,590
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	1,000	1,045,124
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	200	204,965
6.25%, 10/01/39	280	335,514
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	105,489
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	925	1,063,928
7.13%, 07/15/28	410	555,451
Southern Copper Corp.
6.75%, 04/16/40	250	290,655
7.50%, 07/27/35	200	248,164
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	500	491,402
6.00%, 08/15/40 (Call 02/15/40)	400	419,712
6.25%, 07/15/41	320	353,648
Vale Inco Ltd.
7.20%, 09/15/32	50	60,466
Vale Overseas Ltd.
6.88%, 11/21/36	590	693,622
6.88%, 11/10/39	450	533,333
8.25%, 01/17/34	237	306,633
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	325	344,184

		8,548,355

Security	Principal (000s)	Value

MULTI-NATIONAL — 0.24%
European Investment Bank
4.88%, 02/15/36	$200	$239,535
International Bank for Reconstruction and Development
7.63%, 01/19/23	447	669,141

		908,676
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.
5.25%, 01/15/37	200	201,778
Xerox Corp.
6.75%, 12/15/39	150	183,495

		385,273
OIL & GAS — 8.02%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	124,528
8.13%, 09/15/30	75	99,540
Anadarko Finance Co.
7.50%, 05/01/31	80	107,170
Anadarko Petroleum Corp.
6.20%, 03/15/40	450	546,696
6.45%, 09/15/36	840	1,036,763
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	600	687,889
5.10%, 09/01/40 (Call 03/01/40)	185	222,004
6.00%, 01/15/37	1,031	1,379,869
Burlington Resources Finance Co.
7.20%, 08/15/31	200	283,860
Canadian Natural Resources Ltd.
6.25%, 03/15/38	500	651,399
6.75%, 02/01/39	250	342,803
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	255,550
6.75%, 11/15/39	415	556,820
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	256,363
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	290,437

132	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ConocoPhillips
5.90%, 10/15/32	$100	$129,883
5.90%, 05/15/38	400	534,830
6.50%, 02/01/39	355	511,800
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	131,901
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,392	1,971,725
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	850	918,111
5.60%, 07/15/41 (Call 01/15/41)	200	240,609
7.95%, 04/15/32	100	148,937
Devon Financing Corp. ULC
7.88%, 09/30/31	297	431,860
Encana Corp.
5.15%, 11/15/41	500	507,784
6.50%, 08/15/34	170	200,277
6.50%, 02/01/38	330	390,242
7.20%, 11/01/31	75	91,832
Eni USA Inc.
7.30%, 11/15/27	250	334,278
Gazprom OAO
7.29%, 08/16/37[a]	300	379,212
8.63%, 04/28/34[a]	200	274,036
Global Marine Inc.
7.00%, 06/01/28	100	109,361
Hess Corp.
5.60%, 02/15/41	875	993,779
7.13%, 03/15/33	450	587,945
7.30%, 08/15/31	25	32,433
Marathon Oil Corp.
6.60%, 10/01/37	325	428,904
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	300	365,996
Motiva Enterprises LLC
6.85%, 01/15/40[a]	300	394,939
Murphy Oil Corp.
7.05%, 05/01/29	100	122,758

Security	Principal (000s)	Value

Nexen Inc.
6.40%, 05/15/37	$134	$167,071
7.50%, 07/30/39	200	280,038
7.88%, 03/15/32	200	271,241
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	500	614,458
8.00%, 04/01/27	100	135,650
Noble Holding International Ltd.
5.25%, 03/15/42	250	268,193
6.20%, 08/01/40	30	35,046
Petro-Canada
5.35%, 07/15/33	100	111,895
6.80%, 05/15/38	95	128,660
7.88%, 06/15/26	100	141,224
Petrobras International Finance Co.
6.75%, 01/27/41	775	963,351
6.88%, 01/20/40	550	685,820
Phillips 66
5.88%, 05/01/42[a]	315	371,752
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	350	378,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	295,620
Shell International Finance BV
5.50%, 03/25/40	350	466,566
6.38%, 12/15/38	1,217	1,775,047
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	282,291
Statoil ASA
5.10%, 08/17/40	950	1,200,367
6.50%, 12/01/28[a]	100	137,712
6.80%, 01/15/28	75	103,804
7.15%, 01/15/29	100	144,579
7.75%, 06/15/23	50	71,657
Suncor Energy Inc.
5.95%, 12/01/34	150	181,620
6.50%, 06/15/38	775	1,024,785

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.85%, 06/01/39	$75	$102,431
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	300	323,922
Talisman Energy Inc.
6.25%, 02/01/38	275	324,702
7.25%, 10/15/27	200	257,450
Tosco Corp.
7.80%, 01/01/27	100	145,504
8.13%, 02/15/30	200	305,627
Transocean Inc.
6.80%, 03/15/38	155	192,970
7.50%, 04/15/31	100	122,879
Valero Energy Corp.
6.63%, 06/15/37	317	382,656
7.50%, 04/15/32	700	879,663
XTO Energy Inc.
6.75%, 08/01/37	100	156,724

		30,506,098
OIL & GAS SERVICES — 0.88%
Baker Hughes Inc.
5.13%, 09/15/40	1,005	1,241,990
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	300	336,087
7.45%, 09/15/39	350	550,995
Weatherford International Ltd.
6.50%, 08/01/36	850	916,331
6.75%, 09/15/40	75	83,497
7.00%, 03/15/38	200	225,474

		3,354,374
PACKAGING & CONTAINERS — 0.05%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	150	176,616

		176,616
PHARMACEUTICALS — 3.90%
Abbott Laboratories
5.30%, 05/27/40	425	553,981
6.00%, 04/01/39	800	1,123,698
AstraZeneca PLC
6.45%, 09/15/37	1,187	1,670,994

Security	Principal (000s)	Value

Bristol-Myers Squibb Co.
5.88%, 11/15/36	$345	$466,468
6.13%, 05/01/38	79	111,101
7.15%, 06/15/23	250	353,309
Eli Lilly and Co.
5.50%, 03/15/27	200	261,225
5.55%, 03/15/37	925	1,223,158
6.77%, 01/01/36	50	72,463
Express Scripts Holding Co.
6.13%, 11/15/41[a]	375	488,385
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	250	311,187
6.38%, 05/15/38	287	413,147
Johnson & Johnson
4.50%, 09/01/40	75	90,631
4.95%, 05/15/33	150	185,941
5.95%, 08/15/37	1,000	1,440,008
Mead Johnson Nutrition Co.
5.90%, 11/01/39	100	124,977
Merck & Co. Inc.
6.40%, 03/01/28	100	139,788
Pfizer Inc.
7.20%, 03/15/39	1,223	1,937,537
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	840	1,228,748
6.55%, 09/15/37	655	986,672
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	400	536,025
Wyeth LLC
5.95%, 04/01/37	380	522,736
6.00%, 02/15/36	300	410,007
6.45%, 02/01/24	150	206,809

		14,858,995
PIPELINES — 3.22%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	30	37,767
DCP Midstream LLC
8.13%, 08/16/30	250	323,661

134	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	$150	$194,879
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	226,918
Series B
7.50%, 04/15/38	500	669,844
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	119,736
6.50%, 02/01/42 (Call 08/01/41)	400	453,928
6.63%, 10/15/36	250	277,729
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	250	246,016
4.85%, 08/15/42 (Call 02/15/42)	150	155,636
5.70%, 02/15/42	650	748,821
5.95%, 02/01/41	275	325,808
6.13%, 10/15/39	60	71,293
7.55%, 04/15/38	100	134,502
Series D
6.88%, 03/01/33	100	128,145
Series H
6.65%, 10/15/34	100	126,676
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	500	511,984
3.95%, 09/01/22 (Call 06/01/22)	100	106,131
5.00%, 08/15/42 (Call 02/15/42)	250	257,150
5.80%, 03/15/35	150	167,477
6.38%, 03/01/41	400	481,874
6.95%, 01/15/38	942	1,179,381
7.40%, 03/15/31	100	126,696
7.75%, 03/15/32	100	130,057
ONEOK Inc.
6.00%, 06/15/35	150	167,248

Security	Principal (000s)	Value

ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	$275	$323,184
6.65%, 10/01/36	100	119,511
6.85%, 10/15/37	50	60,950
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	150	169,533
6.65%, 01/15/37	75	96,114
Spectra Energy Capital LLC
7.50%, 09/15/38	100	135,138
Texas Eastern Transmission LP
7.00%, 07/15/32	100	133,912
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100	123,517
5.85%, 03/15/36	100	130,821
6.10%, 06/01/40	25	34,605
6.20%, 10/15/37	400	549,057
7.25%, 08/15/38	150	223,849
7.63%, 01/15/39	700	1,097,314
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)[a]	150	155,897
Williams Companies Inc. (The)
8.75%, 03/15/32	803	1,104,949
Williams Partners LP
6.30%, 04/15/40	350	438,178

		12,265,886
REAL ESTATE INVESTMENT TRUSTS — 0.49%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	1,000	1,046,070
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	75	84,280
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	100	130,679
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	100	116,449

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	$350	$479,009

		1,856,487
RETAIL — 4.30%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	400	506,968
6.13%, 09/15/39	225	296,921
6.25%, 06/01/27	250	325,502
CVS Pass-Through Trust
6.04%, 12/10/28	1,320	1,506,165
6.94%, 01/10/30	90	108,632
Darden Restaurants Inc.
6.80%, 10/15/37	80	96,967
Home Depot Inc. (The)
5.40%, 09/15/40 (Call 03/15/40)	100	128,117
5.88%, 12/16/36	435	579,184
5.95%, 04/01/41 (Call 10/01/40)	1,300	1,779,769
Kohl’s Corp.
6.88%, 12/15/37	150	197,220
Lowe’s Companies Inc.
5.50%, 10/15/35	100	119,650
5.80%, 10/15/36	75	93,911
5.80%, 04/15/40 (Call 10/15/39)	510	650,780
6.50%, 03/15/29	100	128,647
6.88%, 02/15/28	50	65,983
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	250	303,230
6.65%, 07/15/24	350	434,177
McDonald’s Corp.
6.30%, 10/15/37	200	290,584
6.30%, 03/01/38	350	510,010
Nordstrom Inc.
6.95%, 03/15/28	100	132,945
7.00%, 01/15/38	100	143,083
Target Corp.
4.00%, 07/01/42	750	776,998

Security	Principal (000s)	Value

6.50%, 10/15/37	$300	$421,302
7.00%, 07/15/31	100	139,176
7.00%, 01/15/38	550	818,652
Wal-Mart Stores Inc.
5.00%, 10/25/40	100	124,695
5.25%, 09/01/35	1,500	1,877,419
5.63%, 04/15/41	100	135,164
5.88%, 04/05/27	250	333,425
6.20%, 04/15/38	1,325	1,870,919
6.50%, 08/15/37	544	791,022
6.75%, 10/15/23	50	69,135
7.55%, 02/15/30	300	461,378
Yum! Brands Inc.
6.88%, 11/15/37	100	136,749

		16,354,479
SEMICONDUCTORS — 0.19%
Applied Materials Inc.
5.85%, 06/15/41	250	320,135
Intel Corp.
4.80%, 10/01/41	350	417,010

		737,145
SOFTWARE — 0.81%
Microsoft Corp.
4.50%, 10/01/40	300	360,173
5.20%, 06/01/39	75	98,313
5.30%, 02/08/41	250	334,060
Oracle Corp.
5.38%, 07/15/40	675	865,359
6.13%, 07/08/39	920	1,264,965
6.50%, 04/15/38	100	142,550

		3,065,420
TELECOMMUNICATIONS — 7.78%
Alltel Corp.
7.88%, 07/01/32	250	397,249
America Movil SAB de CV
6.13%, 03/30/40	500	644,872
6.38%, 03/01/35	475	614,769
AT&T Corp.
6.50%, 03/15/29	50	63,142
8.00%, 11/15/31	1,100	1,701,889

136	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

AT&T Inc.
5.35%, 09/01/40	$1,450	$1,739,978
5.55%, 08/15/41	370	459,907
6.15%, 09/15/34	300	380,646
6.30%, 01/15/38	551	718,375
6.45%, 06/15/34	250	325,608
6.50%, 09/01/37	355	471,442
6.55%, 02/15/39	950	1,275,156
6.80%, 05/15/36	250	341,497
AT&T Mobility LLC
7.13%, 12/15/31	200	279,490
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,375	1,867,284
BellSouth Corp.
6.00%, 11/15/34	250	290,026
6.88%, 10/15/31	150	188,267
British Telecommunications PLC
9.63%, 12/15/30	725	1,163,628
Cisco Systems Inc.
5.50%, 01/15/40	825	1,066,097
5.90%, 02/15/39	444	591,732
Corning Inc.
4.70%, 03/15/37	75	80,026
5.75%, 08/15/40	40	49,027
7.25%, 08/15/36 (Call 08/15/26)	100	127,501
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	1,000	1,066,526
8.75%, 06/15/30	519	764,880
9.25%, 06/01/32	100	156,045
France Telecom SA
5.38%, 01/13/42	250	290,079
8.50%, 03/01/31	670	997,675
Harris Corp.
6.15%, 12/15/40	100	120,460
Juniper Networks Inc.
5.95%, 03/15/41	625	706,744
Motorola Solutions Inc.
6.63%, 11/15/37	9	9,704
7.50%, 05/15/25	150	187,460

Security	Principal (000s)	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$325	$518,546
Pacific Bell Telephone Co.
7.38%, 07/15/43 (Call 07/15/13)	50	53,367
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	220,000
Qwest Corp.
6.88%, 09/15/33 (Call 10/01/12)	325	327,454
7.13%, 11/15/43 (Call 11/15/13)	100	101,005
Rogers Communications Inc.
7.50%, 08/15/38	200	290,215
Royal KPN NV
8.38%, 10/01/30	175	232,948
Telecom Italia Capital SA
6.00%, 09/30/34	250	205,000
6.38%, 11/15/33	100	84,500
7.20%, 07/18/36	235	211,500
7.72%, 06/04/38	226	210,745
Telefonica Emisiones SAU
7.05%, 06/20/36	625	578,125
Telefonica Europe BV
8.25%, 09/15/30	137	140,082
United States Cellular Corp.
6.70%, 12/15/33	150	156,653
Verizon Communications Inc.
4.75%, 11/01/41	400	455,318
5.85%, 09/15/35	375	477,628
6.00%, 04/01/41	200	264,138
6.40%, 02/15/38	400	536,966
6.90%, 04/15/38	400	567,060
7.35%, 04/01/39	200	297,853
7.75%, 12/01/30	1,717	2,539,872
8.95%, 03/01/39	275	479,473
Verizon Florida LLC
Series E
6.86%, 02/01/28	100	122,649
Verizon Global Funding Corp.
7.75%, 06/15/32	100	146,198

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Verizon Maryland Inc.
Series B
5.13%, 06/15/33	$50	$53,645
Verizon New England Inc.
7.88%, 11/15/29	100	130,594
Verizon New York Inc.
Series B
7.38%, 04/01/32	100	130,363
Vodafone Group PLC
6.15%, 02/27/37	330	442,158
6.25%, 11/30/32	50	66,444
7.88%, 02/15/30	294	440,047

		29,617,727
TEXTILES — 0.03%
Cintas Corp. No. 2
6.15%, 08/15/36	100	123,741

		123,741
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.
6.35%, 03/15/40	200	237,863
Mattel Inc.
5.45%, 11/01/41	150	170,255

		408,118
TRANSPORTATION — 2.11%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	750	789,451
5.40%, 06/01/41 (Call 12/01/40)	250	300,392
5.75%, 05/01/40 (Call 11/01/39)	400	495,741
6.15%, 05/01/37	150	194,171
6.20%, 08/15/36	100	129,348
Canadian National Railway Co.
6.20%, 06/01/36	230	317,276
6.25%, 08/01/34	50	68,865
6.38%, 11/15/37	58	83,680
6.90%, 07/15/28	50	70,198
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	400	442,043
7.13%, 10/15/31	250	315,725

Security	Principal (000s)	Value

Con–way Inc.
6.70%, 05/01/34	$100	$100,936
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	250	276,745
5.50%, 04/15/41 (Call 10/15/40)	70	84,443
6.00%, 10/01/36	200	251,820
6.22%, 04/30/40	425	560,640
FedEx Corp.
3.88%, 08/01/42	250	251,228
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	294,375
Norfolk Southern Corp.
2.90%, 02/15/23[a]	128	130,684
4.84%, 10/01/41	293	340,651
5.59%, 05/17/25	100	125,225
5.64%, 05/17/29	100	125,906
6.00%, 05/23/2111	350	430,739
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	400	454,237
4.30%, 06/15/42 (Call 12/15/41)	250	267,487
6.63%, 02/01/29	267	364,895
United Parcel Service Inc.
6.20%, 01/15/38	427	613,579
8.38%, 04/01/30[b]	100	154,963

		8,035,443
WATER — 0.16%
American Water Capital Corp.
6.59%, 10/15/37	200	258,374
United Utilities PLC
6.88%, 08/15/28	150	174,023
Veolia Environnement SA
6.75%, 06/01/38	150	183,575

		615,972

TOTAL CORPORATE BONDS & NOTES
(Cost: $302,652,021)		321,805,594

138	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[d] — 2.27%

CANADA — 0.95%
Hydro-Quebec
8.05%, 07/07/24	$445	$663,398
9.50%, 11/15/30	200	355,740
Quebec (Province of)
7.13%, 02/09/24	240	339,098
7.50%, 07/15/23	100	143,600
7.50%, 09/15/29	1,355	2,110,118

		3,611,954
CHILE — 0.14%
Corporacion Nacional del Cobre de Chile
6.15%, 10/24/36[a]	400	516,355

		516,355
ITALY — 0.07%
Region of Lombardy
5.80%, 10/25/32	350	268,897

		268,897
MEXICO — 0.82%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,305	1,621,462
Petroleos Mexicanos
5.50%, 06/27/44[a]	350	381,500
6.50%, 06/02/41	500	617,500
6.50%, 06/02/41[a]	400	494,000

		3,114,462
PHILIPPINES — 0.09%
Asian Development Bank
5.82%, 06/16/28	250	339,524

		339,524
RUSSIA — 0.08%
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[a]	250	291,475

		291,475
SOUTH KOREA — 0.08%
Korea Gas Corp.
6.25%, 01/20/42[a]	250	322,511

		322,511

Security	Principal (000s)	Value

SUPRANATIONAL — 0.04%
Inter-American Development Bank
3.88%, 10/28/41	$140	$157,776

		157,776

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $8,281,095)		8,622,954

FOREIGN GOVERNMENT OBLIGATIONS[d] — 10.40%

BRAZIL — 2.14%
Brazil (Federative Republic of)
7.13%, 01/20/37	1,255	1,907,600
8.25%, 01/20/34	1,450	2,407,000
8.75%, 02/04/25	425	677,875
8.88%, 04/15/24	500	797,500
10.13%, 05/15/27	786	1,399,080
11.00%, 08/17/40 (Call 08/17/15)	740	947,200

		8,136,255
COLOMBIA — 0.64%
Colombia (Republic of)
6.13%, 01/18/41	650	885,625
7.38%, 09/18/37	800	1,228,000
8.13%, 05/21/24	225	337,500

		2,451,125
INDONESIA — 0.76%
Indonesia (Republic of)
5.25%, 01/17/42[a]	1,250	1,390,625
7.75%, 01/17/38[a]	500	727,500
8.50%, 10/12/35[a]	500	770,000

		2,888,125
ISRAEL — 0.10%
Israel (State of)
4.00%, 06/30/22	350	366,625

		366,625
ITALY — 0.38%
Italy (Republic of)
5.38%, 06/15/33	562	507,205
6.88%, 09/27/23	900	942,516

		1,449,721

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

MEXICO — 1.72%
United Mexican States
4.75%, 03/08/44	$650	$728,000
5.75%, 10/12/2110	500	603,750
6.05%, 01/11/40	840	1,119,300
6.75%, 09/27/34	1,825	2,582,375
7.50%, 04/08/33	402	611,040
8.00%, 09/24/22	100	142,000
8.30%, 08/15/31	475	767,125

		6,553,590
PANAMA — 0.60%
Panama (Republic of)
6.70%, 01/26/36	600	855,600
7.13%, 01/29/26	700	997,500
9.38%, 04/01/29	250	430,000

		2,283,100
PERU — 0.90%
Peru (Republic of)
5.63%, 11/18/50	150	192,375
6.55%, 03/14/37	170	243,950
7.35%, 07/21/25	800	1,168,000
8.75%, 11/21/33	1,050	1,806,000

		3,410,325
QATAR — 0.20%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	250,000
6.40%, 01/20/40[a]	400	533,400

		783,400
RUSSIA — 2.36%
Russian Federation (The)
5.63%, 04/04/42[a]	800	945,000
7.50%, 03/31/30[a,b]	5,680	7,085,900
12.75%, 06/24/28[a]	500	956,250

		8,987,150
SOUTH AFRICA — 0.21%
South Africa (Republic of)
4.67%, 01/17/24	700	786,625

		786,625

Security	Principal (000s) or Shares	Value

URUGUAY — 0.39%
Uruguay (Republic of)
7.63%, 03/21/36	$500	$771,250
8.00%, 11/18/22	500	721,250

		1,492,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $37,516,821)		39,588,541

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	8,745,688	8,745,688

		8,745,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,745,688)		8,745,688

TOTAL INVESTMENTS IN SECURITIES — 99.54%
(Cost: $357,195,625)		378,762,777
Other Assets, Less Liabilities — 0.46%		1,764,239

NET ASSETS —100.00%		$380,527,016

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

140	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2012

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,165,418,838	$4,938,803,504	$1,208,224,666
Affiliated (Note 2)	595,784,619	377,369,952	71,852,469

Total cost of investments	$9,761,203,457	$5,316,173,456	$1,280,077,135

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,272,957,155	$5,242,901,088	$1,313,916,524
Affiliated (Note 2)	596,084,877	378,882,516	72,034,014

Total fair value of investments	9,869,042,032	5,621,783,604	1,385,950,538
Receivables:
Investment securities sold	19,658,691	15,695,749	4,252,643
Interest	87,095,462	56,052,171	14,721,801
Capital shares sold	73,567,139	—	—

Total Assets	10,049,363,324	5,693,531,524	1,404,924,982

LIABILITIES
Payables:
Investment securities purchased	173,136,881	38,457,249	7,867,886
Collateral for securities on loan (Note 5)	420,528,440	308,551,105	61,040,174
Capital shares redeemed	16,341	—	—
Investment advisory fees (Note 2)	1,608,925	911,234	225,230

Total Liabilities	595,290,587	347,919,588	69,133,290

NET ASSETS	$9,454,072,737	$5,345,611,936	$1,335,791,692

Net assets consist of:
Paid-in capital	$9,309,544,794	$4,992,639,285	$1,219,990,274
Undistributed net investment income	12,566,902	13,485,553	3,706,664
Undistributed net realized gain	24,122,466	33,876,950	6,221,351
Net unrealized appreciation	107,838,575	305,610,148	105,873,403

NET ASSETS	$9,454,072,737	$5,345,611,936	$1,335,791,692

Shares outstanding[b]	89,800,000	48,300,000	11,800,000

Net asset value per share	$105.28	$110.68	$113.20

[a]	Securities on loan with values of $411,270,279, $301,854,399 and $59,758,572, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	141

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2012

iShares 10+ Year Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$348,449,937
Affiliated (Note 2)	8,745,688

Total cost of investments	$357,195,625

Investments in securities, at fair value (Note 1):
Unaffiliated	$370,017,089
Affiliated (Note 2)	8,745,688

Total fair value of investments	378,762,777
Cash	20
Receivables:
Investment securities sold	1,899,891
Due from custodian (Note 4)	101,427
Interest	4,901,674
Capital shares sold	337,367

Total Assets	386,003,156

LIABILITIES
Payables:
Investment securities purchased	5,427,181
Investment advisory fees (Note 2)	48,959

Total Liabilities	5,476,140

NET ASSETS	$380,527,016

Net assets consist of:
Paid-in capital	$356,203,550
Undistributed net investment income	1,086,588
Undistributed net realized gain	1,669,726
Net unrealized appreciation	21,567,152

NET ASSETS	$380,527,016

Shares outstanding[a]	6,100,000

Net asset value per share	$62.38

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

142	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2012

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$83,839,192	$84,887,847	$23,902,158
Interest — affiliated (Note 2)	223,821	396,108	45,143
Securities lending income — affiliated (Note 2)	438,633	295,285	63,558

Total investment income	84,501,646	85,579,240	24,010,859

EXPENSES
Investment advisory fees (Note 2)	9,536,677	4,994,627	1,283,238

Total expenses	9,536,677	4,994,627	1,283,238

Net investment income	74,964,969	80,584,613	22,727,621

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,919,719	4,998,345	1,668,460
In-kind redemptions — unaffiliated	24,384,435	32,328,426	5,240,114
In-kind redemptions — affiliated (Note 2)	—	258,705	(681)

Net realized gain	27,304,154	37,585,476	6,907,893

Net change in unrealized appreciation/depreciation	14,923,163	56,304,745	26,996,050

Net realized and unrealized gain	42,227,317	93,890,221	33,903,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,192,286	$174,474,834	$56,631,564

See notes to financial statements.

FINANCIAL STATEMENTS	143

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2012

iShares 10+ Year Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$5,232,029
Interest — affiliated (Note 2)	919

Total investment income	5,232,948

EXPENSES
Investment advisory fees (Note 2)	224,203

Total expenses	224,203

Net investment income	5,008,745

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	618,355
In-kind redemptions — unaffiliated	1,340,537

Net realized gain	1,958,892

Net change in unrealized appreciation/depreciation	12,873,059

Net realized and unrealized gain	14,831,951

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,840,696

See notes to financial statements.

144	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$74,964,969	$154,941,029	$80,584,613	$142,753,524
Net realized gain	27,304,154	37,819,309	37,585,476	24,064,726
Net change in unrealized appreciation/depreciation	14,923,163	(5,093,059)	56,304,745	93,374,186

Net increase in net assets resulting from operations	117,192,286	187,667,279	174,474,834	260,192,436

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(76,876,773)	(154,364,338)	(80,642,256)	(139,169,008)
From net realized gain	—	—	—	(1,552,081)

Total distributions to shareholders	(76,876,773)	(154,364,338)	(80,642,256)	(140,721,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,544,412,078	4,349,603,733	1,390,731,865	1,903,580,875
Cost of shares redeemed	(2,262,729,419)	(2,901,025,615)	(601,353,821)	(656,827,976)

Net increase in net assets from capital share transactions	281,682,659	1,448,578,118	789,378,044	1,246,752,899

INCREASE IN NET ASSETS	321,998,172	1,481,881,059	883,210,622	1,366,224,246

NET ASSETS
Beginning of period	9,132,074,565	7,650,193,506	4,462,401,314	3,096,177,068

End of period	$9,454,072,737	$9,132,074,565	$5,345,611,936	$4,462,401,314

Undistributed net investment income included in net assets at end of period	$12,566,902	$14,478,706	$13,485,553	$13,543,196

SHARES ISSUED AND REDEEMED
Shares sold	24,300,000	41,700,000	12,800,000	17,800,000
Shares redeemed	(21,600,000)	(27,800,000)	(5,500,000)	(6,100,000)

Net increase in shares outstanding	2,700,000	13,900,000	7,300,000	11,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	145

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares 10+ Year Credit Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,727,621	$38,714,691	$5,008,745	$7,619,188
Net realized gain	6,907,893	10,553,893	1,958,892	7,437,091
Net change in unrealized appreciation/depreciation	26,996,050	40,939,614	12,873,059	8,543,328

Net increase in net assets resulting from operations	56,631,564	90,208,198	19,840,696	23,599,607

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,712,027)	(37,827,162)	(5,056,028)	(6,563,450)

Total distributions to shareholders	(22,712,027)	(37,827,162)	(5,056,028)	(6,563,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	264,642,787	581,458,910	187,583,253	328,213,378
Cost of shares redeemed	(132,335,162)	(226,770,694)	(18,231,796)	(169,872,222)

Net increase in net assets from capital share transactions	132,307,625	354,688,216	169,351,457	158,341,156

INCREASE IN NET ASSETS	166,227,162	407,069,252	184,136,125	175,377,313

NET ASSETS
Beginning of period	1,169,564,530	762,495,278	196,390,891	21,013,578

End of period	$1,335,791,692	$1,169,564,530	$380,527,016	$196,390,891

Undistributed net investment income included in net assets at end of period	$3,706,664	$3,691,070	$1,086,588	$1,133,871

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	5,400,000	3,100,000	5,800,000
Shares redeemed	(1,200,000)	(2,100,000)	(300,000)	(2,900,000)

Net increase in shares outstanding	1,200,000	3,300,000	2,800,000	2,900,000

See notes to financial statements.

146	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$104.85	$104.51	$103.89	$97.31	$103.09	$100.76

Income from investment operations:
Net investment income[a]	0.83	1.92	2.44	3.70	4.44	4.77
Net realized and unrealized gain (loss)[b]	0.45	0.36	0.73	6.66	(6.21)	2.27

Total from investment operations	1.28	2.28	3.17	10.36	(1.77)	7.04

Less distributions from:
Net investment income	(0.85)	(1.94)	(2.51)	(3.78)	(4.01)	(4.71)
Net realized gain	—	—	(0.04)	(0.00)[c]	—	—

Total distributions	(0.85)	(1.94)	(2.55)	(3.78)	(4.01)	(4.71)

Net asset value, end of period	$105.28	$104.85	$104.51	$103.89	$97.31	$103.09

Total return	1.23%[d]	2.19%	3.13%	10.84%	(1.74)%	7.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,454,073	$9,132,075	$7,650,194	$5,547,921	$1,158,031	$298,960
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.57%	1.84%	2.34%	3.62%	4.50%	4.72%
Portfolio turnover rate[f]	4%	8%	12%	23%	67%	64%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	147

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$108.84	$105.67	$103.50	$92.81	$102.10	$101.17

Income from investment operations:
Net investment income[a]	1.77	3.97	4.36	4.98	5.03	5.03
Net realized and unrealized gain (loss)[b]	1.87	3.18	2.23	10.54	(9.75)	1.04

Total from investment operations	3.64	7.15	6.59	15.52	(4.72)	6.07

Less distributions from:
Net investment income	(1.80)	(3.94)	(4.33)	(4.83)	(4.57)	(5.14)
Net realized gain	—	(0.04)	(0.09)	—	—	—

Total distributions	(1.80)	(3.98)	(4.42)	(4.83)	(4.57)	(5.14)

Net asset value, end of period	$110.68	$108.84	$105.67	$103.50	$92.81	$102.10

Total return	3.39%[c]	6.90%	6.55%	17.13%	(4.72)%	6.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,345,612	$4,462,401	$3,096,177	$2,256,309	$649,643	$173,564
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.23%	3.71%	4.14%	4.98%	5.28%	5.01%
Portfolio turnover rate[e]	3%	9%	9%	21%	19%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

148	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$110.34	$104.45	$101.84	$90.10	$100.82	$101.75

Income from investment operations:
Net investment income[a]	1.98	4.45	4.75	5.14	5.24	5.36
Net realized and unrealized gain (loss)[b]	2.87	5.86	2.59	11.57	(11.05)	(0.97)

Total from investment operations	4.85	10.31	7.34	16.71	(5.81)	4.39

Less distributions from:
Net investment income	(1.99)	(4.42)	(4.70)	(4.97)	(4.91)	(5.32)
Net realized gain	—	—	(0.03)	—	—	—

Total distributions	(1.99)	(4.42)	(4.73)	(4.97)	(4.91)	(5.32)

Net asset value, end of period	$113.20	$110.34	$104.45	$101.84	$90.10	$100.82

Total return	4.46%[c]	10.11%	7.35%	19.00%	(5.91)%	4.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,335,792	$1,169,565	$762,495	$539,776	$207,231	$60,493
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.54%	4.16%	4.55%	5.24%	5.63%	5.38%
Portfolio turnover rate[e]	4%	11%	13%	29%	16%	34%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	149

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$59.51	$52.53	$50.60	$50.63

Income from investment operations:
Net investment income[b]	1.35	2.72	2.88	0.65
Net realized and unrealized gain (loss)[c]	2.96	6.88	1.85	(0.28)

Total from investment operations	4.31	9.60	4.73	0.37

Less distributions from:
Net investment income	(1.44)	(2.62)	(2.80)	(0.40)

Total distributions	(1.44)	(2.62)	(2.80)	(0.40)

Net asset value, end of period	$62.38	$59.51	$52.53	$50.60

Total return	7.38%[d]	18.81%	9.62%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$380,527	$196,391	$21,014	$10,120
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.47%	4.79%	5.47%	5.79%
Portfolio turnover rate[f]	9%	6%	37%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

150	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays 1-3 Year Credit	Diversified
Barclays Intermediate Credit	Diversified
Barclays Credit	Diversified
10+ Year Credit	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	151

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

152	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays 1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$8,306,794,731	$—	$8,306,794,731
Foreign Agency Obligations	—	576,847,975	—	576,847,975
Foreign Government Obligations	—	334,718,738	—	334,718,738
Municipal Debt Obligations	—	27,744,108	—	27,744,108
U.S. Government Obligations	—	59,925,000	—	59,925,000
Short-Term Investments	563,011,480	—	—	563,011,480

	$563,011,480	$9,306,030,552	$—	$9,869,042,032

Barclays Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$4,780,214,030	$—	$4,780,214,030
Foreign Agency Obligations	—	266,463,226	—	266,463,226
Foreign Government Obligations	—	196,050,436	—	196,050,436
Municipal Debt Obligations	—	20,573,044	—	20,573,044
Short-Term Investments	358,482,868	—	—	358,482,868

	$358,482,868	$5,263,300,736	$—	$5,621,783,604

Barclays Credit
Assets:
Corporate Bonds & Notes	$—	$1,158,463,811	$—	$1,158,463,811
Foreign Agency Obligations	—	52,292,178	—	52,292,178
Foreign Government Obligations	—	60,071,925	—	60,071,925
Municipal Debt Obligations	—	45,889,047	—	45,889,047
Short-Term Investments	69,233,577	—	—	69,233,577

	$69,233,577	$1,316,716,961	$—	$1,385,950,538

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$321,805,594	$—	$321,805,594
Foreign Agency Obligations	—	8,622,954	—	8,622,954
Foreign Government Obligations	—	39,588,541	—	39,588,541
Short-Term Investments	8,745,688	—	—	8,745,688

	$8,745,688	$370,017,089	$—	$378,762,777

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from

154	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 1-3 Year Credit	$236,187
Barclays Intermediate Credit	158,999
Barclays Credit	34,224

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Barclays 1-3 Year Credit
PNC Funding Corp.
3.00%, 05/19/14	$8,000	$—	$—	$8,000	$8,316,674	$57,004	$—
3.63%, 02/08/15	—	17,904	—	17,904	19,080,260	104,950	—
5.40%, 06/10/14	5,263	—	—	5,263	5,676,463	48,145	—

					$33,073,397	$210,099	$—

Barclays Intermediate Credit
PNC Bank N.A.
4.88%, 09/21/17	$—	$340,000	$—	$340	$384,205	$2,140	$—
5.25%, 01/15/17	—	290,000	—	290	326,708	1,897	—
6.00%, 12/07/17	—	1,000,000	—	1,000	1,190,859	6,677	—

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
2.70%, 09/19/16	$3,600	$560	$(967)	$3,193	$3,378,362	$48,089	$42,138
3.30%, 03/08/22	—	2,000	(138)	1,862	1,965,147	27,382	5,746
3.63%, 02/08/15	—	335	—	335	357,009	924	—
4.25%, 09/21/15	750	—	—	750	822,157	16,047	—
4.38%, 08/11/20	2,000	140	(148)	1,992	2,257,599	42,960	15,948
5.13%, 02/08/20	2,500	90	(179)	2,411	2,835,690	56,406	25,579
5.25%, 11/15/15	2,337	920	(500)	2,757	3,070,839	82,713	89,089
5.40%, 06/10/14	3,000	—	(1,300)	1,700	1,833,553	56,762	80,205
5.63%, 02/01/17	1,750	—	—	1,750	1,977,520	43,794	—

					$20,399,648	$385,791	$258,705

Barclays Credit
PNC Funding Corp.
3.30%, 03/08/22	$—	$1,210	$(300)	$910	$960,410	$10,001	$(681)
3.63%, 02/08/15	500	—	—	500	532,849	7,955	—
4.25%, 09/21/15	200	—	—	200	219,242	4,279	—
5.13%, 02/08/20	925	—	—	925	1,087,936	20,086	—

					$2,800,437	$42,321	$(681)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2012 were as follows:

iShares Bond Fund	Purchases	Sales
Barclays 1-3 Year Credit	$1,655,397,501	$354,614,783
Barclays Intermediate Credit	401,054,214	146,869,958
Barclays Credit	123,886,706	54,299,263
10+ Year Credit	66,941,128	20,920,150

In-kind transactions (see Note 4) for the six months ended August 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$1,237,390,433	$2,212,478,342
Barclays Intermediate Credit	1,120,556,578	567,633,627
Barclays Credit	179,749,471	113,736,524
10+ Year Credit	137,105,831	17,517,372

156	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2012, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Bond Fund	Non- Expiring
Barclays 1-3 Year Credit	$1,889,899
Barclays Intermediate Credit	503,829
Barclays Credit	54,894
10+ Year Credit	206,348

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 1-3 Year Credit	$9,761,296,274	$110,380,128	$(2,634,370)	$107,745,758
Barclays Intermediate Credit	5,316,350,469	308,090,359	(2,657,224)	305,433,135
Barclays Credit	1,280,159,481	106,799,704	(1,008,647)	105,791,057
10+ Year Credit	357,244,573	22,059,300	(541,096)	21,518,204

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

158	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	159

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost

160	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Barclays 1-3 Year Credit Bond Fund and iShares Barclays Intermediate Credit Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	161

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Barclays Intermediate Credit	$1.79148	$—	$0.00924	$1.80072	99%	—%	1%		100%
Barclays Credit	1.98313	—	0.00895	1.99208	100	—	0	[a]	100

[a]	Rounds to less than 1%

162	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-22-0812

August 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Barclays Aggregate Bond Fund  |  AGG  |  NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS AGGREGATE BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.63%	5.54%	5.78%	6.50%	6.41%	6.66%	5.26%	5.27%	5.49%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.63%	5.54%	5.78%	37.01%	36.42%	38.05%	58.18%	58.23%	61.25%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

The iShares Barclays Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index (the “Index”). The Index measures the performance of the total U.S. investment grade bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 2.86%, net of fees, while the total return for the Index was 2.97%.

Special note – Effective October 17, 2012, the Fund will change its name to the iShares Core Total U.S. Bond Market ETF.

PORTFOLIO ALLOCATION As of 8/31/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	36.48%
Mortgage-Backed Securities	31.96
Financial	7.66
U.S. Government Agency Obligations	4.72
Consumer Non-Cyclical	3.13
Communications	2.65
Energy	2.32
Utilities	1.70
Industrial	1.50
Foreign Government Obligations	1.15
Multi-National	1.15
Basic Materials	1.08
Consumer Cyclical	0.95
Foreign Agency Obligations	0.97
Municipal Debt Obligations	0.91
Technology	0.75
Short-Term and Other Net Assets	0.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.75%, 05/15/14	3.23%
U.S. Treasury Notes, 7.50%, 11/15/16	2.46
U.S. Treasury Notes, 3.63%, 02/15/20	2.21
U.S. Treasury Notes, 3.13%, 08/31/13	1.82
U.S. Treasury Notes, 8.13%, 08/15/19	1.74
U.S. Treasury Notes, 3.38%, 07/31/13	1.66
U.S. Treasury Bonds, 4.63%, 02/15/40	1.61
U.S. Treasury Bonds, 7.63%, 02/15/25	1.59
U.S. Treasury Notes, 2.38%, 09/30/14	1.17
U.S. Treasury Notes, 1.88%, 10/31/17	1.00

TOTAL	18.49%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$1,028.60	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.95%

MORTGAGE-BACKED SECURITIES — 1.95%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$15,580,005
Series 2006-6, Class AM
5.39%, 10/10/45	10,000	10,150,728
Series 2007-2, Class A4
5.80%, 04/10/49[a]	9,950	11,500,598
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	17,000	19,135,365
Series 2005-PWR9, Class AAB
4.80%, 09/11/42	5,305	5,486,895
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	13,780,306
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	20,293,130
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/39	15,000	16,919,155
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3
4.58%, 06/10/48	8,532	8,728,065
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.98%, 08/10/45[a]	57,000	64,540,126
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,802,024
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	11,765,458

Security	Principal (000s)	Value

LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	$18,000	$18,795,359
Series 2004-C4, Class A4
5.45%, 06/15/29[a]	17,000	18,162,799
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class AJ
5.49%, 07/12/46[a]	4,000	3,559,945
Series 2006-4, Class AM
5.20%, 12/12/49[a]	11,408	11,914,401
Morgan Stanley Capital I Inc. Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	20,460,619
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/41[a]	15,000	15,955,501
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	4,794,987

		302,325,466

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $252,259,155)		302,325,466

CORPORATE BONDS & NOTES — 22.89%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17 (Call 07/15/13)	1,200	1,332,000
Omnicom Group Inc.
3.63%, 05/01/22	3,115	3,260,434
WPP Finance 2010
4.75%, 11/21/21	1,200	1,301,250

		5,893,684

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

AEROSPACE & DEFENSE — 0.30%
Exelis Inc.
5.55%, 10/01/21	$300	$327,636
General Dynamics Corp.
1.38%, 01/15/15[b]	1,000	1,015,223
2.25%, 07/15/16	300	314,240
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,564,262
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	3,000	3,297,590
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,242,548
4.75%, 07/15/20	1,100	1,200,745
4.95%, 02/15/21 (Call 11/15/20)	300	329,389
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,606,989
3.35%, 09/15/21	3,200	3,362,423
Series B
6.15%, 09/01/36	2,410	3,130,811
Northrop Grumman Corp.
1.85%, 11/15/15	350	359,444
3.50%, 03/15/21	2,000	2,142,899
Raytheon Co.
6.40%, 12/15/18	4,299	5,470,567
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	422,015
United Technologies Corp.
1.20%, 06/01/15	3,500	3,557,903
3.10%, 06/01/22	3,250	3,448,711
4.50%, 04/15/20	750	884,084
4.50%, 06/01/42	5,000	5,642,803
4.88%, 05/01/15	1,100	1,222,890
6.13%, 02/01/19	2,022	2,527,022
6.13%, 07/15/38	2,022	2,744,047

		46,814,241
AGRICULTURE — 0.32%
Altria Group Inc.
4.75%, 05/05/21	3,450	3,975,622

Security	Principal (000s)	Value

9.70%, 11/10/18	$8,744	$12,521,975
Archer-Daniels-Midland Co.
4.48%, 03/01/21[b]	1,750	2,019,096
5.77%, 03/01/41	2,500	3,263,418
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,213,252
Lorillard Tobacco Co.
2.30%, 08/21/17	1,650	1,670,406
3.50%, 08/04/16	450	477,154
6.88%, 05/01/20[b]	600	732,257
7.00%, 08/04/41	550	653,677
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,587,490
2.50%, 08/22/22	1,750	1,760,335
4.13%, 05/17/21[b]	2,500	2,823,908
4.38%, 11/15/41	2,000	2,151,286
4.50%, 03/20/42	1,000	1,105,330
5.65%, 05/16/18	2,726	3,326,407
6.88%, 03/17/14	3,450	3,783,625
Reynolds American Inc.
6.75%, 06/15/17	5,518	6,695,804

		49,761,042
AIRLINES — 0.06%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	426	443,325
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	485	514,353
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
4.75%, 07/12/22[b]	1,097	1,166,089
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]	2,500	2,518,750

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[b]	$870	$933,512
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21	3,250	3,331,250

		8,907,279
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21	400	431,627

		431,627
AUTO MANUFACTURERS — 0.02%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	3,118,993

		3,118,993
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,766,991
Johnson Controls Inc.
2.60%, 12/01/16[b]	2,000	2,065,391
3.75%, 12/01/21 (Call 09/01/21)[b]	1,000	1,049,663
4.25%, 03/01/21	1,900	2,082,569
5.70%, 03/01/41	600	718,638

		8,683,252
BANKS — 4.44%
Abbey National Treasury Services PLC
4.00%, 04/27/16[b]	7,800	7,906,444
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	653,459
Bank of America Corp.
5.63%, 07/01/20	16,350	18,047,893
5.70%, 01/24/22	2,000	2,258,558
5.75%, 12/01/17	1,000	1,112,208
6.50%, 08/01/16	4,250	4,834,924

Security	Principal (000s)	Value

Series 1
3.75%, 07/12/16	$2,500	$2,614,630
Bank of America N.A.
6.00%, 10/15/36	8,601	9,582,437
Bank of Montreal
1.75%, 04/29/14	1,250	1,275,259
2.50%, 01/11/17	800	842,409
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250	1,304,918
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,096,179
3.55%, 09/23/21 (Call 08/23/21)	4,000	4,314,859
4.30%, 05/15/14	3,344	3,563,870
4.60%, 01/15/20[b]	3,770	4,296,401
Bank of Nova Scotia
2.05%, 10/07/15	500	516,876
2.90%, 03/29/16	6,250	6,644,239
3.40%, 01/22/15	3,250	3,446,372
4.38%, 01/13/21	1,000	1,143,749
Barclays Bank PLC
5.13%, 01/08/20	10,035	10,871,858
5.20%, 07/10/14	5,085	5,390,189
BB&T Corp.
5.20%, 12/23/15	3,011	3,365,085
5.25%, 11/01/19	1,200	1,380,169
6.85%, 04/30/19	1,824	2,325,817
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900	882,723
BNP Paribas SA
3.60%, 02/23/16	5,000	5,233,602
5.00%, 01/15/21	4,000	4,307,711
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	1,500	1,575,433
Capital One Financial Corp.
4.75%, 07/15/21	1,000	1,117,807
6.15%, 09/01/16	10,992	12,489,045

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Citigroup Inc.
3.95%, 06/15/16	$4,750	$5,007,191
4.45%, 01/10/17	6,250	6,716,101
4.59%, 12/15/15	5,000	5,369,512
4.75%, 05/19/15	3,250	3,476,837
5.00%, 09/15/14	1,000	1,044,782
5.38%, 08/09/20	4,750	5,288,427
5.50%, 02/15/17	5,000	5,388,379
6.38%, 08/12/14	10,000	10,842,039
8.13%, 07/15/39	11,864	17,272,631
Comerica Inc.
3.00%, 09/16/15	400	417,864
Credit Suisse New York
2.20%, 01/14/14	1,000	1,013,858
3.50%, 03/23/15	2,000	2,097,927
5.40%, 01/14/20	500	535,606
Deutsche Bank AG London
6.00%, 09/01/17	10,407	12,110,555
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240	7,899,147
Fifth Third Bancorp
3.50%, 03/15/22	1,500	1,553,862
3.63%, 01/25/16	3,250	3,478,378
8.25%, 03/01/38	1,000	1,398,061
First Horizon National Corp.
5.38%, 12/15/15	250	268,107
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	6,950	7,176,172
5.00%, 10/01/14	28,987	30,766,726
5.25%, 10/15/13	200	208,939
5.38%, 03/15/20	2,010	2,166,221
5.63%, 01/15/17	2,000	2,162,642
5.75%, 01/24/22	1,500	1,649,212
6.00%, 06/15/20	6,100	6,795,591
6.15%, 04/01/18	6,750	7,669,201
6.25%, 02/01/41	6,000	6,581,492
6.75%, 10/01/37	5,618	5,778,506
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,716,559

Security	Principal (000s)	Value

HSBC Holdings PLC
4.00%, 03/30/22	$2,000	$2,145,957
5.10%, 04/05/21	1,850	2,125,288
6.10%, 01/14/42	2,500	3,314,369
6.50%, 09/15/37	4,000	4,650,902
J.P. Morgan Chase & Co.
3.15%, 07/05/16	3,350	3,536,761
4.25%, 10/15/20	7,800	8,519,783
4.35%, 08/15/21	7,500	8,189,541
4.50%, 01/24/22	7,750	8,599,811
5.40%, 01/06/42	1,200	1,426,355
5.50%, 10/15/40	2,000	2,390,574
5.60%, 07/15/41	2,000	2,428,795
6.30%, 04/23/19	15,000	18,199,873
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,200	1,412,011
KeyCorp
5.10%, 03/24/21	1,000	1,148,350
KfW
1.00%, 01/12/15	23,000	23,331,688
1.50%, 04/04/14	20,000	20,385,136
2.63%, 02/16/16	5,000	5,351,318
2.63%, 01/25/22	5,000	5,318,370
2.75%, 09/08/20	14,500	15,666,905
4.88%, 06/17/19	5,520	6,735,435
Series G
4.38%, 03/15/18[b]	5,215	6,116,713
Korea Development Bank
3.25%, 03/09/16	5,000	5,229,402
3.50%, 08/22/17	1,500	1,594,533
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,667,617
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16[b]	19,232	22,532,298
Lloyds TSB Bank PLC
4.20%, 03/28/17	800	845,400
Morgan Stanley
3.80%, 04/29/16	4,500	4,515,544
4.10%, 01/26/15	8,500	8,706,550

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.45%, 01/09/17	$4,200	$4,407,241
5.50%, 07/24/20	2,000	2,043,159
5.75%, 01/25/21	9,950	10,173,390
6.25%, 08/09/26	551	568,442
6.38%, 07/24/42	1,500	1,511,585
6.63%, 04/01/18	5,234	5,697,489
7.30%, 05/13/19	7,615	8,526,093
National Australia Bank Ltd. New York
1.60%, 08/07/15	1,200	1,208,163
Northern Trust Corp.
2.38%, 08/02/22	450	448,499
3.38%, 08/23/21	950	1,031,371
3.45%, 11/04/20	200	216,847
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500	1,516,926
PNC Funding Corp.
5.25%, 11/15/15[c]	9,135	10,174,869
5.40%, 06/10/14[c]	998	1,076,403
6.70%, 06/10/19[c]	998	1,263,893
Rabobank Nederland
3.38%, 01/19/17[b]	9,300	9,807,067
3.88%, 02/08/22	850	888,431
4.50%, 01/11/21	3,250	3,554,466
5.25%, 05/24/41	2,100	2,439,964
Royal Bank of Canada
1.13%, 01/15/14	1,800	1,813,474
1.15%, 03/13/15	1,000	1,011,468
1.45%, 10/30/14	2,300	2,340,642
2.30%, 07/20/16	2,250	2,343,935
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	750	763,261
4.38%, 03/16/16[b]	3,000	3,163,710
5.63%, 08/24/20	5,000	5,474,277
6.40%, 10/21/19[b]	2,100	2,285,975
State Street Corp.
2.88%, 03/07/16[b]	1,300	1,391,149
4.38%, 03/07/21	600	692,637
4.96%, 03/15/18	800	875,148

Security	Principal (000s)	Value

Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	$1,000	$1,008,131
SunTrust Bank
7.25%, 03/15/18	1,000	1,170,999
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)[b]	1,050	1,106,887
6.00%, 09/11/17	2,298	2,676,106
Svenska Handelsbanken AB
2.88%, 04/04/17	1,750	1,831,184
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	406,681
2.38%, 10/19/16	3,000	3,154,483
2.50%, 07/14/16	1,600	1,691,040
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	1,300	1,364,238
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,253,936
3.00%, 03/15/22 (Call 02/15/22)	1,000	1,045,061
4.13%, 05/24/21 (Call 04/23/21)	1,000	1,132,849
UBS AG Stamford
2.25%, 01/28/14	1,000	1,014,243
5.88%, 12/20/17	13,234	15,333,889
US Bank N.A.
4.95%,10/30/14	8,972	9,733,391
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000	4,078,366
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	12,272	13,204,396
Wells Fargo & Co.
4.60%, 04/01/21	15,750	18,102,952
5.00%, 11/15/14	19,542	21,052,539
5.63%, 12/11/17	1,750	2,090,676

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Westpac Banking Corp.
3.00%, 08/04/15	$4,500	$4,739,752
3.00%, 12/09/15	5,600	5,923,823

		689,156,523
BEVERAGES — 0.51%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	241,173
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[b]	2,000	2,130,770
3.75%, 07/15/42	2,000	2,041,050
4.13%, 01/15/15[b]	1,214	1,311,867
4.38%, 02/15/21[b]	2,475	2,885,574
5.38%, 01/15/20	4,015	4,904,671
7.75%, 01/15/19	7,500	10,076,926
8.00%, 11/15/39	2,000	3,287,286
8.20%, 01/15/39	750	1,248,597
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	257,966
Coca-Cola Co. (The)
1.50%, 11/15/15	3,500	3,595,058
1.80%, 09/01/16	400	415,762
3.15%, 11/15/20	6,950	7,599,918
3.30%, 09/01/21	850	935,968
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450	452,133
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,451,026
Diageo Finance BV
5.30%, 10/28/15	9,207	10,498,818
Diageo Investment Corp.
4.25%, 05/11/42	1,000	1,095,385
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,051,017
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,142,341
Molson Coors Brewing Co.
3.50%, 05/01/22	350	369,613
5.00%, 05/01/42	700	789,729

Security	Principal (000s)	Value

Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	$6,731	$9,700,480
PepsiCo Inc.
0.75%, 03/05/15	900	903,527
0.80%, 08/25/14	900	902,187
1.25%, 08/13/17	1,500	1,505,238
2.50%, 05/10/16	1,400	1,478,678
3.00%, 08/25/21	2,000	2,119,224
4.00%, 03/05/42	1,000	1,048,684
7.90%, 11/01/18	3,210	4,326,276

		79,766,942
BIOTECHNOLOGY — 0.20%
Amgen Inc.
1.88%, 11/15/14	700	713,687
2.30%, 06/15/16	550	569,290
2.50%, 11/15/16	2,000	2,089,766
3.45%, 10/01/20	250	263,291
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,110,918
5.15%, 11/15/41 (Call 05/15/41)	2,800	3,028,545
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,534,497
5.70%, 02/01/19	5,080	6,050,400
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,669,956
Celgene Corp.
3.25%, 08/15/22	2,000	2,006,241
3.95%, 10/15/20	1,200	1,271,568
Gilead Sciences Inc.
2.40%, 12/01/14	100	103,273
3.05%, 12/01/16[b]	200	213,592
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,363,792
5.65%, 12/01/41 (Call 06/01/41)	3,350	4,277,831
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	729,994

		30,996,641

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

BUILDING MATERIALS — 0.05%
CRH America Inc.
6.00%, 09/30/16	$6,268	$6,972,961
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	254,669

		7,227,630
CHEMICALS — 0.43%
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,551,811
3.00%, 11/03/21	1,000	1,060,725
Airgas Inc.
3.25%, 10/01/15	1,000	1,049,669
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	891,001
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)[b]	2,790	3,063,576
5.25%, 11/15/41 (Call 05/15/41)	450	512,250
5.90%, 02/15/15	1,000	1,112,289
8.55%, 05/15/19	9,355	12,511,793
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16[b]	9,618	11,308,864
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,046,550
3.60%, 08/15/22 (Call 05/15/22)	3,000	3,163,429
Ecolab Inc.
2.38%, 12/08/14	150	154,696
3.00%, 12/08/16	450	478,824
5.50%, 12/08/41	1,550	1,928,076
FMC Corp.
3.95%, 02/01/22	450	476,758
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	2,000	2,048,848
5.88%, 04/15/38	100	137,514

Security	Principal (000s)	Value

Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	$1,000	$1,065,562
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,225,343
4.88%, 03/30/20[b]	2,500	2,924,037
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,512,382
3.60%, 11/15/20	3,600	3,847,087
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,950	1,952,942
2.45%, 02/15/22 (Call 11/15/21)[b]	1,900	1,945,325
3.00%, 09/01/21	250	264,929
4.05%, 03/15/21	4,200	4,779,788
RPM International Inc.
6.50%, 02/15/18	1,500	1,713,924
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	589,976
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	213,058
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,200	1,183,968

		66,714,994
COMMERCIAL SERVICES — 0.06%
ADT Corp. (The)
2.25%, 07/15/17[d]	1,350	1,375,211
California Institute of Technology
4.70%, 11/01/2111	1,000	1,112,757
Cornell University
4.35%, 02/01/14	1,000	1,053,160
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	631,090

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Western Union Co. (The)
3.65%, 08/22/18	$3,250	$3,589,703
Yale University
2.90%, 10/15/14	1,000	1,050,023

		8,811,944
COMPUTERS — 0.35%
Dell Inc.
1.40%, 09/10/13	500	504,716
2.30%, 09/10/15	500	515,649
5.88%, 06/15/19[b]	3,010	3,535,200
Hewlett-Packard Co.
4.30%, 06/01/21	1,300	1,294,028
4.38%, 09/15/21	9,500	9,473,228
6.00%, 09/15/41	2,150	2,235,775
6.13%, 03/01/14	7,830	8,355,914
International Business Machines Corp.
0.55%, 02/06/15	4,000	4,005,546
2.90%, 11/01/21	700	747,492
5.70%, 09/14/17	19,232	23,420,467
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,076,454

		55,164,469
COSMETICS & PERSONAL CARE — 0.11%
Colgate-Palmolive Co.
0.60%, 11/15/14	700	702,971
1.30%, 01/15/17[b]	1,300	1,325,214
2.30%, 05/03/22	1,500	1,520,464
2.95%, 11/01/20	1,600	1,718,611
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	550	545,981
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,027,344
5.55%, 03/05/37	7,368	10,068,537

		16,909,122
DISTRIBUTION & WHOLESALE — 0.01%
Arrow Electronics Inc.
5.13%, 03/01/21	1,300	1,360,333

		1,360,333

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 1.80%
Alterra Finance LLC
6.25%, 09/30/20	$900	$1,008,071
American Express Co.
4.88%, 07/15/13	11,807	12,234,024
6.80%, 09/01/66 (Call 09/01/16)[a]	5,547	5,865,953
7.00%, 03/19/18	5,000	6,347,022
American Express Credit Corp. Series D
5.13%, 08/25/14	600	651,252
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
7.25%, 02/01/18	7,695	9,603,297
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	5,000	5,233,139
Caterpillar Financial Services Corp.
1.05%, 03/26/15	1,500	1,513,631
1.63%, 06/01/17[b]	1,250	1,268,812
2.05%, 08/01/16	2,000	2,076,765
6.13%, 02/17/14	4,515	4,878,960
7.15%, 02/15/19	5,505	7,189,444
Credit Suisse (USA) Inc.
7.13%, 07/15/32	11,392	15,630,795
Ford Motor Credit Co. LLC
3.00%, 06/12/17	1,500	1,503,471
4.25%, 02/03/17	1,000	1,050,000
5.00%, 05/15/18	2,000	2,140,000
5.63%, 09/15/15	6,200	6,727,000
5.88%, 08/02/21	3,000	3,288,750
6.63%, 08/15/17	1,000	1,142,500
7.00%, 04/15/15	6,300	6,977,250
8.00%, 12/15/16	1,350	1,599,750
8.13%, 01/15/20	2,500	3,075,000
General Electric Capital Corp.
2.10%, 01/07/14	8,500	8,673,873
2.25%, 11/09/15	8,250	8,535,252
2.95%, 05/09/16	8,750	9,252,971

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

3.35%, 10/17/16	$5,250	$5,648,833
4.63%, 01/07/21	11,800	13,306,121
4.65%, 10/17/21	4,000	4,542,977
4.88%, 03/04/15	200	218,928
5.63%, 05/01/18	2,000	2,372,716
5.88%, 01/14/38	6,500	7,824,946
5.90%, 05/13/14	2,000	2,176,263
Series A
6.75%, 03/15/32	9,042	11,686,353
HSBC Finance Corp.
6.68%, 01/15/21	8,862	10,020,699
Jefferies Group Inc.
6.88%, 04/15/21	2,500	2,656,250
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,406,639
1.85%, 09/15/16	5,000	5,158,340
3.15%, 10/15/21	5,800	6,221,832
3.90%, 07/12/21[b]	4,500	5,107,915
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	9,618	11,136,477
Series C
5.00%, 01/15/15	24,960	26,510,987
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,048,645
5.25%, 01/16/18	333	357,145
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,107,900
3.05%, 02/15/22 (Call 11/15/21)	3,250	3,392,696
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,444,792
ORIX Corp.
5.00%, 01/12/16	1,750	1,873,468
PACCAR Financial Corp.
1.55%, 09/29/14	2,300	2,338,986
Raymond James Financial Inc.
4.25%, 04/15/16	200	211,353
5.63%, 04/01/24[b]	500	542,655
SLM Corp.
7.25%, 01/25/22	2,000	2,160,000

Security	Principal (000s)	Value

Series A
5.38%, 05/15/14	$9,227	$9,653,749
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,028,665
2.00%, 09/15/16	2,000	2,077,588
3.30%, 01/12/22	1,000	1,073,934
3.40%, 09/15/21	1,200	1,300,746
4.25%, 01/11/21[b]	2,500	2,860,051

		279,935,631
ELECTRIC — 1.63%
Alabama Power Co.
4.10%, 01/15/42	350	373,851
Series 11-C
5.20%, 06/01/41	1,500	1,875,492
Ameren Illinois Co.
2.70%, 09/01/22	2,750	2,773,345
6.13%, 11/15/17	600	712,055
Appalachian Power Co.
7.95%, 01/15/20[b]	5,104	6,798,339
Arizona Public Service Co.
4.50%, 04/01/42	500	550,804
5.05%, 09/01/41 (Call 03/01/41)[b]	1,450	1,689,321
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,750	1,763,531
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	5,187,572
6.45%, 01/15/38	1,000	1,415,219
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052	4,019,691
Series 08-B
6.75%, 04/01/38	1,000	1,508,950
Constellation Energy Group Inc.
4.55%, 06/15/15	6,207	6,688,023
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	4,500	4,646,105

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	$1,300	$1,463,719
Dominion Resources Inc.
Series C
5.15%, 07/15/15	18,883	21,128,923
Duke Energy Carolinas LLC
1.75%, 12/15/16[b]	1,000	1,029,397
3.90%, 06/15/21 (Call 03/15/21)[b]	1,200	1,356,728
Duke Energy Corp.
2.15%, 11/15/16	850	877,804
3.05%, 08/15/22 (Call 05/15/22)	2,000	2,018,351
3.55%, 09/15/21 (Call 06/15/21)	700	739,940
Duke Energy Indiana Inc.
6.45%, 04/01/39[b]	3,300	4,604,485
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	5,726	6,894,524
Edison International
3.75%, 09/15/17	1,100	1,186,503
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	3,400	3,568,422
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	427,219
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,023,721
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668	13,403,288
FirstEnergy Corp.
Series C
7.38%, 11/15/31	7,051	9,241,216
Florida Power & Light Co.
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,200,428
5.25%, 02/01/41 (Call 08/01/40)	700	899,891
5.95%, 02/01/38	4,104	5,686,951

Security	Principal (000s)	Value

Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)[b]	$1,250	$1,313,642
6.40%, 06/15/38	1,000	1,380,525
FPL Group Capital Inc.
7.88%, 12/15/15	500	597,576
Georgia Power Co.
4.30%, 03/15/42	1,000	1,081,458
5.40%, 06/01/40	1,100	1,374,548
Great Plains Energy Inc.
4.85%, 06/01/21	200	221,574
5.29%, 06/15/22 (Call 03/15/22)[e]	1,000	1,104,702
Integrys Energy Group Inc.
4.17%, 11/01/20	850	901,722
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	1,800	2,122,098
Kentucky Utilities Co.
1.63%, 11/01/15	200	205,196
3.25%, 11/01/20 (Call 08/01/20)	250	270,623
5.13%, 11/01/40 (Call 05/01/40)	500	631,152
LG&E and KU Energy LLC
2.13%, 11/15/15	3,100	3,151,354
3.75%, 11/15/20[b]	1,100	1,158,519
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,627,138
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	256,573
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	11,981	15,439,792
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)[b]	700	763,071
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,350,243

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	$1,000	$1,030,885
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	5,950	6,424,644
5.45%, 09/15/20	1,500	1,713,221
5.80%, 02/01/42 (Call 08/01/41)	1,400	1,650,381
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,708,932
Oglethorpe Power Corp.
5.38%, 11/01/40[b]	800	966,892
Ohio Power Co. Series M
5.38%, 10/01/21[b]	2,000	2,390,465
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,977,986
Oncor Electric Delivery Co.
7.00%, 09/01/22	5,418	6,740,337
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	150	167,244
6.05%, 03/01/34	10,768	14,236,096
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,490,001
PPL Electric Utilities Corp.
3.00%, 09/15/21	750	801,290
5.20%, 07/15/41 (Call 01/15/41)	300	378,373
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	2,100	2,233,609
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	850	896,217
5.30%, 01/15/19	1,325	1,597,413
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	950	960,528

Security	Principal (000s)	Value

4.40%, 01/15/21 (Call 10/15/20)	$3,200	$3,578,810
PSEG Power LLC
2.75%, 09/15/16	2,400	2,465,060
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,188,024
Public Service Co. of Colorado
4.75%, 08/15/41	200	242,514
5.13%, 06/01/19[b]	6,600	7,913,149
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,341,826
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,435,558
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	2,138,342
SCANA Corp.
6.25%, 04/01/20	3,300	3,908,687
Scottish Power Ltd.
5.38%, 03/15/15	800	829,373
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	220,442
Southern California Edison Co.
6.05%, 03/15/39	7,252	10,015,116
Southern Power Co.
5.15%, 09/15/41	3,000	3,438,791
Series D
4.88%, 07/15/15	4,915	5,366,104
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)[b]	1,200	1,320,747
UIL Holdings Corp.
4.63%, 10/01/20	800	841,960
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[b]	450	495,622
Wisconsin Electric Power Co.
2.95%, 09/15/21	1,150	1,209,444

		253,019,397

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20	$4,450	$5,162,886
Energizer Holdings Inc.
4.70%, 05/24/22	1,000	1,061,468

		6,224,354
ELECTRONICS — 0.19%
Agilent Technologies Inc.
5.50%, 09/14/15	1,000	1,118,517
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	200	210,789
Honeywell International Inc.
5.00%, 02/15/19	8,775	10,530,617
Koninklijke Philips Electronics NV
3.75%, 03/15/22	2,000	2,161,044
5.00%, 03/15/42	2,000	2,292,851
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	550,645
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	3,800	4,039,924
3.60%, 08/15/21 (Call 05/15/21)	7,300	7,722,337
4.50%, 03/01/21	600	676,056

		29,302,780
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,290,849
Fluor Corp.
3.38%, 09/15/21	1,400	1,468,117

		2,758,966
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,198,773

		1,198,773
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
4.75%, 05/15/23	4,850	5,497,063

Security	Principal (000s)	Value

5.50%, 09/15/19	$500	$588,741
Waste Management Inc.
7.38%, 03/11/19[b]	7,030	9,027,095

		15,112,899
FOOD — 0.45%
Campbell Soup Co.
4.25%, 04/15/21[b]	2,000	2,276,079
Delhaize Group SA
4.13%, 04/10/19[b]	1,250	1,205,764
6.50%, 06/15/17[b]	2,944	3,201,858
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	208,597
5.40%, 06/15/40	1,100	1,353,319
5.65%, 02/15/19	4,520	5,510,497
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)[b]	1,400	1,421,375
3.13%, 09/12/21 (Call 06/12/21)	1,400	1,467,163
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,318,606
4.13%, 12/01/20	800	911,512
Ingredion Inc.
4.63%, 11/01/20	1,000	1,104,466
Kellogg Co.
1.88%, 11/17/16	2,650	2,723,539
3.13%, 05/17/22	1,250	1,310,034
3.25%, 05/21/18	1,300	1,417,037
4.00%, 12/15/20	750	835,935
4.45%, 05/30/16	40	44,753
Kraft Foods Group Inc.
5.00%, 06/04/42[d]	2,000	2,256,747
Kraft Foods Inc.
5.38%, 02/10/20	2,750	3,308,021
6.50%, 08/11/17	17,708	21,772,293
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)[b]	2,000	2,062,806
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,682,161

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	$1,300	$1,439,008
Safeway Inc.
4.75%, 12/01/21[b]	1,000	987,934
Sara Lee Corp.
2.75%, 09/15/15[b]	2,000	2,056,382
Sysco Corp.
0.55%, 06/12/15	350	349,590
Unilever Capital Corp.
4.25%, 02/10/21	750	877,746
5.90%, 11/15/32	3,820	5,390,775

		69,493,997
FOREST PRODUCTS & PAPER — 0.06%
Domtar Corp.
4.40%, 04/01/22	1,100	1,107,412
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,789,948
7.95%, 06/15/18	4,520	5,756,535
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	300	317,675

		8,971,570
GAS — 0.07%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,173,660
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,735,126
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	975	1,210,757
Questar Corp.
2.75%, 02/01/16	150	156,491
Sempra Energy
2.00%, 03/15/14	1,000	1,019,453
6.50%, 06/01/16	2,452	2,882,920
Southern California Gas Co.
5.13%, 11/15/40	2,500	3,189,199

		11,367,606

Security	Principal (000s)	Value

HAND & MACHINE TOOLS — 0.02%
Snap-On Inc.
4.25%, 01/15/18	$450	$492,973
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	736,162
5.20%, 09/01/40	2,200	2,533,706

		3,762,841
HEALTH CARE — PRODUCTS — 0.17%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,153,697
3.65%, 08/15/42	200	204,913
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,637,323
3.13%, 11/08/21	500	529,167
3.25%, 11/12/20	700	746,013
5.00%, 11/12/40	500	601,615
Boston Scientific Corp.
4.50%, 01/15/15	2,000	2,139,648
6.00%, 01/15/20	2,500	2,990,284
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	1,500	1,586,912
6.00%, 10/15/17	1,826	2,204,874
CR Bard Inc.
2.88%, 01/15/16	400	420,078
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	150	158,419
Medtronic Inc.
3.00%, 03/15/15	1,100	1,162,339
4.13%, 03/15/21 (Call 12/15/20)	2,800	3,180,760
4.50%, 03/15/42 (Call 09/15/41)	2,000	2,296,290
St. Jude Medical Inc.
2.50%, 01/15/16[b]	1,000	1,039,556
3.75%, 07/15/14	1,400	1,470,514
Stryker Corp.
2.00%, 09/30/16	1,000	1,037,149

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Zimmer Holdings Inc.
1.40%, 11/30/14	$500	$503,580
3.38%, 11/30/21 (Call 08/30/21)	800	842,029

		26,905,160
HEALTH CARE — SERVICES — 0.33%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	3,500	3,556,026
3.95%, 09/01/20	500	544,214
4.13%, 06/01/21 (Call 03/01/21)[b]	1,300	1,438,509
6.63%, 06/15/36	2,026	2,669,712
Cigna Corp.
2.75%, 11/15/16	500	525,434
4.38%, 12/15/20 (Call 09/15/20)	1,250	1,369,211
4.50%, 03/15/21 (Call 12/15/20)[b]	1,100	1,209,294
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,354,932
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	550	650,251
Humana Inc.
6.45%, 06/01/16	710	808,473
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)[b]	1,600	1,749,683
Quest Diagnostics Inc.
4.70%, 04/01/21	3,750	4,210,195
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	1,300	1,433,961
4.88%, 03/15/15	12,182	13,364,846
6.88%, 02/15/38	2,000	2,824,967
WellPoint Inc.
3.13%, 05/15/22	1,000	1,000,972
4.63%, 05/15/42	1,000	1,017,559

Security	Principal (000s)	Value

5.25%, 01/15/16	$9,018	$10,063,620
5.85%, 01/15/36	1,000	1,183,151

		50,975,010
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.85%, 06/15/21[b]	1,250	1,293,974

		1,293,974
HOUSEHOLD PRODUCTS & WARES — 0.05%
Church & Dwight Co. Inc.
3.35%, 12/15/15	350	368,706
Clorox Co. (The)
3.80%, 11/15/21	2,800	2,994,533
5.00%, 01/15/15	1,226	1,333,339
Kimberly-Clark Corp.
3.88%, 03/01/21	250	284,110
5.30%, 03/01/41	1,000	1,317,188
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,269,195

		7,567,071
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,627,543

		2,627,543
INSURANCE — 1.00%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,443
5.70%, 02/15/17[b]	2,520	2,980,810
Aegon NV
4.75%, 06/01/13	1,200	1,234,379
Aflac Inc.
4.00%, 02/15/22[b]	800	867,974
8.50%, 05/15/19[b]	3,400	4,549,294
Alleghany Corp.
4.95%, 06/27/22	1,500	1,600,534
5.63%, 09/15/20	500	549,502
Allied World Assurance Co. Ltd.
5.50%, 11/15/20	150	162,725

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Allstate Corp. (The)
5.55%, 05/09/35	$7,893	$9,750,874
American International Group Inc.
3.65%, 01/15/14	1,900	1,951,939
4.25%, 09/15/14	4,950	5,188,994
4.88%, 09/15/16	1,000	1,092,819
5.85%, 01/16/18	4,250	4,858,966
8.18%, 05/15/68 (Call 05/15/38)[a]	4,500	5,366,250
8.25%, 08/15/18	5,104	6,397,914
Aon Corp.
3.13%, 05/27/16	1,650	1,731,912
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	500	550,904
AXA SA
8.60%, 12/15/30	1,500	1,665,000
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	2,000	2,114,270
5.40%, 05/15/18[b]	8,500	10,230,117
Chubb Corp. (The)
6.00%, 05/11/37	3,020	4,086,030
CNA Financial Corp.
5.75%, 08/15/21[b]	150	173,716
Fidelity National Financial Inc.
5.50%, 09/01/22	1,750	1,802,500
Genworth Financial Inc.
5.75%, 06/15/14[b]	4,367	4,454,340
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,092,059
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,000	1,075,585
5.38%, 03/15/17	3,020	3,289,130
6.63%, 04/15/42	1,000	1,128,881
Kemper Corp.
6.00%, 11/30/15	900	946,048
Lincoln National Corp.
4.20%, 03/15/22[b]	2,000	2,085,801
4.85%, 06/24/21	200	216,171

Security	Principal (000s)	Value

7.00%, 06/15/40	$1,000	$1,234,385
8.75%, 07/01/19	1,000	1,290,969
Manulife Financial Corp.
3.40%, 09/17/15	100	103,537
Markel Corp.
4.90%, 07/01/22	1,500	1,594,620
5.35%, 06/01/21	1,200	1,303,492
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	9,632	10,724,142
MetLife Inc.
5.00%, 06/15/15	18,317	20,224,104
5.88%, 02/06/41	1,500	1,924,552
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,371,420
8.88%, 05/15/19	1,224	1,617,269
Progressive Corp. (The)
3.75%, 08/23/21[b]	350	386,975
6.70%, 06/15/67 (Call 06/15/17)[a]	1,605	1,725,375
Prudential Financial Inc.
3.00%, 05/12/16[b]	2,650	2,758,655
5.63%, 05/12/41	1,000	1,096,791
5.80%, 11/16/41	1,800	2,023,793
6.20%, 11/15/40	1,000	1,169,059
Series B
5.10%, 09/20/14	4,453	4,811,030
Series D
6.00%, 12/01/17	3,952	4,667,411
Reinsurance Group of America Inc.
5.00%, 06/01/21[b]	1,400	1,495,710
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250	2,532,129
5.35%, 11/01/40	1,000	1,263,195
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,284,388
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,467,339
5.38%, 09/15/20	1,000	1,089,201

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

XLIT Ltd.
5.75%, 10/01/21	$1,300	$1,491,756

		154,951,178
INTERNET — 0.08%
eBay Inc.
0.88%, 10/15/13	1,150	1,157,707
1.35%, 07/15/17	950	956,851
1.63%, 10/15/15[b]	400	411,124
2.60%, 07/15/22	2,300	2,317,394
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,493,930
Google Inc.
1.25%, 05/19/14	1,800	1,828,432
2.13%, 05/19/16	1,500	1,575,613
3.63%, 05/19/21	950	1,063,790
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,500	1,523,781

		12,328,622
IRON & STEEL — 0.09%
ArcelorMittal SA
4.00%, 02/25/15	350	344,750
6.50%, 02/25/22[b]	850	824,500
10.10%, 06/01/19	9,250	10,487,188
Cliffs Natural Resources Inc.
4.80%, 10/01/20[b]	2,000	1,965,387

		13,621,825
LODGING — 0.04%
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	2,000	2,035,000
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	2,079,403
5.75%, 02/01/18	1,300	1,467,270

		5,581,673
MACHINERY — 0.07%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,544,272

Security	Principal (000s)	Value

3.90%, 05/27/21	$1,000	$1,146,190
5.20%, 05/27/41	3,250	4,185,458
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,000	1,047,163
Joy Global Inc.
5.13%, 10/15/21	250	279,145
Xylem Inc.
3.55%, 09/20/16	2,900	3,080,279

		11,282,507
MANUFACTURING — 0.34%
3M Co.
1.38%, 09/29/16	2,750	2,816,980
2.00%, 06/26/22[b]	1,500	1,488,989
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	109,858
Danaher Corp.
1.30%, 06/23/14	150	151,952
2.30%, 06/23/16	150	156,716
3.90%, 06/23/21 (Call 03/23/21)	2,700	3,062,770
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	1,000	1,169,349
5.38%, 03/01/41 (Call 12/01/40)	900	1,169,118
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	2,000	2,100,000
General Electric Co.
5.25%, 12/06/17	24,087	28,511,628
Harsco Corp.
2.70%, 10/15/15	700	710,654
5.75%, 05/15/18	1,500	1,698,190
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,393,208
4.88%, 09/15/41 (Call 03/15/41)	800	946,419

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	$1,750	$2,149,743
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	557,854
Textron Inc.
4.63%, 09/21/16	800	871,712
5.95%, 09/21/21 (Call 06/21/21)	800	920,425
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,375,638

		53,361,203
MEDIA — 1.07%
Comcast Corp.
5.15%, 03/01/20	9,750	11,534,148
5.90%, 03/15/16	2,500	2,896,747
6.45%, 03/15/37	9,618	12,409,879
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16[b]	2,500	2,661,308
5.00%, 03/01/21	3,500	3,928,813
5.20%, 03/15/20	6,000	6,792,550
6.38%, 03/01/41	3,500	4,098,090
Discovery Communications LLC
4.38%, 06/15/21	1,800	2,020,512
4.95%, 05/15/42	2,250	2,467,151
5.05%, 06/01/20	1,100	1,276,052
Grupo Televisa SAB
6.63%, 01/15/40	2,000	2,583,192
NBCUniversal Media LLC
2.88%, 04/01/16	5,500	5,792,966
4.38%, 04/01/21	5,100	5,745,095
5.95%, 04/01/41	600	748,524
News America Inc.
6.20%, 12/15/34	9,832	11,906,352
6.90%, 03/01/19	1,100	1,391,508
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,800	1,878,142
Thomson Reuters Corp.
3.95%, 09/30/21	2,000	2,172,733

Security	Principal (000s)	Value

5.70%, 10/01/14	$2,000	$2,176,963
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	5,190	5,655,311
6.55%, 05/01/37[b]	9,268	11,463,073
6.75%, 07/01/18	4,350	5,428,597
7.50%, 04/01/14	5,250	5,756,075
8.25%, 04/01/19	2,010	2,662,526
Time Warner Inc.
4.00%, 01/15/22[b]	6,450	7,021,296
7.70%, 05/01/32	10,932	14,908,645
Viacom Inc.
1.25%, 02/27/15	1,050	1,059,218
2.50%, 12/15/16[b]	1,000	1,047,877
3.50%, 04/01/17	4,700	5,115,438
4.50%, 03/01/21	2,700	3,042,252
4.50%, 02/27/42	2,500	2,576,054
7.88%, 07/30/30	4,218	5,662,022
Walt Disney Co. (The)
1.35%, 08/16/16	5,600	5,720,397
3.75%, 06/01/21	3,000	3,390,401
Series E
4.13%, 12/01/41[b]	1,000	1,126,331

		166,116,238
MINING — 0.50%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	2,000	2,059,283
6.15%, 08/15/20[b]	5,250	5,680,468
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[b]	1,000	1,012,528
5.38%, 04/15/20	1,900	1,979,664
Barrick Gold Corp.
1.75%, 05/30/14	2,000	2,030,218
2.90%, 05/30/16	1,000	1,047,192
3.85%, 04/01/22	1,000	1,031,318
Barrick North America Finance LLC
4.40%, 05/30/21	1,900	2,048,167
5.70%, 05/30/41	3,100	3,544,744

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	$4,000	$4,023,295
1.63%, 02/24/17	3,000	3,049,246
2.88%, 02/24/22	1,750	1,788,289
3.25%, 11/21/21	3,000	3,155,656
4.13%, 02/24/42	2,000	2,090,422
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,805,362
5.88%, 04/01/35	250	284,301
6.25%, 10/01/39	3,200	3,780,968
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	882,557
3.75%, 09/20/21	700	750,359
5.20%, 11/02/40	800	917,367
9.00%, 05/01/19	11,235	15,310,129
Southern Copper Corp.
6.75%, 04/16/40	2,000	2,316,037
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)[b]	4,500	4,779,546
5.20%, 03/01/42[b]	1,000	933,496
Vale Overseas Ltd.
4.38%, 01/11/22	1,800	1,850,368
6.88%, 11/21/36[b]	8,618	10,132,487

		78,283,467
MULTI-NATIONAL — 1.15%
African Development Bank
3.00%, 05/27/14	5,020	5,257,041
Corporacion Andina de Fomento
3.75%, 01/15/16	3,000	3,150,566
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,499,761
European Investment Bank
1.63%, 09/01/15	250	257,749
2.13%, 07/15/16	6,000	6,299,403
2.50%, 05/16/16	9,100	9,701,227
2.88%, 09/15/20	2,000	2,148,469

Security	Principal (000s)	Value

3.13%, 06/04/14	$18,000	$18,842,121
4.00%, 02/16/21	13,000	15,007,888
4.63%, 05/15/14	48,087	51,420,213
International Bank for Reconstruction and Development
0.88%, 04/17/17	5,000	5,064,598
1.00%, 09/15/16	11,000	11,236,742
1.75%, 07/15/13	5,000	5,066,420
2.13%, 03/15/16[b]	6,400	6,790,009
5.00%, 04/01/16	5,020	5,836,907
7.63%, 01/19/23	1,000	1,507,512
International Finance Corp.
1.13%, 11/23/16	12,250	12,541,944
2.75%, 04/20/15	3,000	3,190,571
Series G
3.00%, 04/22/14	3,046	3,181,906
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,260,633

		179,261,680
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.75%, 05/15/18[b]	1,863	1,905,177
5.25%, 01/15/37	1,100	1,100,000
Xerox Corp.
2.95%, 03/15/17[b]	800	815,450
4.50%, 05/15/21	850	886,473
6.35%, 05/15/18	5,020	5,853,441

		10,560,541
OIL & GAS —1.58%
Anadarko Petroleum Corp.
5.95%, 09/15/16	11,032	12,715,940
6.45%, 09/15/36	1,000	1,227,805
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	1,250	1,342,733
4.75%, 04/15/43 (Call 10/15/42)	2,000	2,285,441
6.00%, 01/15/37	1,000	1,315,757
BP Capital Markets PLC
2.25%, 11/01/16	4,600	4,795,870

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

3.13%, 10/01/15	$800	$855,457
3.20%, 03/11/16	1,500	1,606,160
3.25%, 05/06/22	1,000	1,062,539
3.56%, 11/01/21	800	868,932
3.63%, 05/08/14	1,626	1,707,638
3.88%, 03/10/15	1,755	1,889,970
4.74%, 03/11/21	1,500	1,758,979
4.75%, 03/10/19	2,100	2,428,951
5.25%, 11/07/13	2,500	2,639,101
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,618	11,327,980
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,250	1,275,633
5.70%, 10/15/19	4,500	5,400,563
Chevron Corp.
3.95%, 03/03/14	4,515	4,749,992
ConocoPhillips
5.90%, 10/15/32	15,492	20,124,620
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	500	549,181
4.75%, 05/15/42 (Call 11/15/41)	1,000	1,071,495
5.60%, 07/15/41 (Call 01/15/41)	900	1,079,528
6.30%, 01/15/19	6,250	7,676,773
Encana Corp.
5.90%, 12/01/17	5,080	5,925,409
6.50%, 02/01/38	2,000	2,352,712
Ensco PLC
3.25%, 03/15/16	2,150	2,267,988
4.70%, 03/15/21	5,450	6,102,808
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,565,226
4.10%, 02/01/21	1,650	1,860,862
EQT Corp.
4.88%, 11/15/21	2,900	3,056,404
Hess Corp.
5.60%, 02/15/41	4,500	5,042,863

Security	Principal (000s)	Value

Husky Energy Inc.
7.25%, 12/15/19	$2,850	$3,611,283
Marathon Oil Corp.
6.00%, 10/01/17	1,498	1,774,509
Marathon Petroleum Corp.
3.50%, 03/01/16	150	158,889
5.13%, 03/01/21	1,100	1,250,981
6.50%, 03/01/41 (Call 09/01/40)	1,700	2,062,463
Nabors Industries Inc.
9.25%, 01/15/19	1,200	1,558,031
Nexen Inc.
6.20%, 07/30/19	2,000	2,385,458
6.40%, 05/15/37	250	311,425
7.50%, 07/30/39	1,000	1,383,212
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,603,422
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,595,372
Noble Holding International Ltd.
3.45%, 08/01/15	500	527,094
4.90%, 08/01/20	2,000	2,219,396
6.20%, 08/01/40	1,000	1,168,305
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	1,000	907,000
Occidental Petroleum Corp.
2.50%, 02/01/16[b]	1,000	1,052,082
3.13%, 02/15/22 (Call 11/15/21)	5,700	6,066,120
Series 1
4.10%, 02/01/21 (Call 11/01/20)[b]	500	568,145
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,073,270
3.50%, 02/06/17	3,000	3,101,506
3.88%, 01/27/16	5,000	5,250,657
5.38%, 01/27/21	1,500	1,665,965

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.75%, 01/20/20	$7,530	$8,486,736
6.75%, 01/27/41	3,250	4,017,573
7.88%, 03/15/19	2,548	3,158,629
Phillips 66
2.95%, 05/01/17[d]	1,400	1,471,902
4.30%, 04/01/22[d]	1,500	1,646,524
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	2,350	2,434,924
Shell International Finance BV
1.13%, 08/21/17	1,000	1,005,702
4.00%, 03/21/14	2,700	2,845,096
4.30%, 09/22/19	3,200	3,729,646
6.38%, 12/15/38	6,451	9,354,204
Southwestern Energy Co.
4.10%, 03/15/22[d]	1,800	1,862,833
Statoil ASA
1.80%, 11/23/16	1,000	1,031,050
5.10%, 08/17/40	1,500	1,880,168
5.25%, 04/15/19	5,000	6,022,730
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,764,019
6.50%, 06/15/38	4,520	5,918,695
6.85%, 06/01/39	1,226	1,672,238
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,250	2,308,526
7.75%, 06/01/19	2,500	3,129,737
Total Capital
2.30%, 03/15/16	1,000	1,043,412
4.45%, 06/24/20	5,000	5,814,027
Total Capital International
2.88%, 02/17/22	750	784,983
Transocean Inc.
4.95%, 11/15/15	250	271,624
5.05%, 12/15/16	500	552,664
6.50%, 11/15/20	1,000	1,193,179
6.80%, 03/15/38	3,000	3,710,339
Valero Energy Corp.
9.38%, 03/15/19	4,070	5,467,114

		245,804,169

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.15%
Baker Hughes Inc.
3.20%, 08/15/21	$3,400	$3,642,683
5.13%, 09/15/40	750	932,989
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,000	2,202,924
5.95%, 06/01/41 (Call 12/01/40)	500	605,490
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	1,650	1,830,171
6.15%, 09/15/19	3,750	4,693,523
Weatherford International Ltd.
9.63%, 03/01/19	7,400	9,681,209

		23,588,989
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	219,735
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	776,999
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	120	128,334
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,411,180

		2,536,248
PHARMACEUTICALS — 0.93%
Abbott Laboratories
2.70%, 05/27/15	200	211,714
4.13%, 05/27/20	1,100	1,274,236
5.13%, 04/01/19	5,039	6,087,600
5.88%, 05/15/16	7,018	8,260,206
Allergan Inc.
3.38%, 09/15/20	3,200	3,472,463
AmerisourceBergen Corp.
5.88%, 09/15/15	5,007	5,704,645

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

AstraZeneca PLC
6.45%, 09/15/37	$6,518	$9,203,464
Bristol-Myers Squibb Co.
0.88%, 08/01/17	500	496,123
2.00%, 08/01/22	500	487,506
3.25%, 08/01/42	250	235,509
5.45%, 05/01/18	600	724,755
5.88%, 11/15/36	3,440	4,585,004
Cardinal Health Inc.
3.20%, 06/15/22	1,050	1,084,521
5.50%, 06/15/13	1,750	1,812,310
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,263,911
Eli Lilly and Co.
5.55%, 03/15/37	5,618	7,353,083
Express Scripts Holding Co.
2.75%, 11/21/14[d]	2,500	2,588,807
3.13%, 05/15/16	4,750	5,010,044
4.75%, 11/15/21[d]	1,000	1,149,976
6.13%, 11/15/41[d]	1,000	1,308,554
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100	106,292
5.65%, 05/15/18	5,009	6,136,243
6.38%, 05/15/38	2,000	2,854,142
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	4,250	4,428,205
Johnson & Johnson
2.15%, 05/15/16	1,000	1,049,296
3.55%, 05/15/21	1,300	1,481,080
5.55%, 08/15/17	800	975,678
5.95%, 08/15/37	3,950	5,663,464
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	2,000	2,323,475
Medco Health Solutions Inc.
2.75%, 09/15/15	1,500	1,562,655
7.13%, 03/15/18	1,726	2,172,405
Merck & Co. Inc.
5.00%, 06/30/19	7,568	9,083,931

Security	Principal (000s)	Value

Novartis Capital Corp.
2.90%, 04/24/15	$5,750	$6,093,268
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,422,497
Pfizer Inc.
6.20%, 03/15/19	9,470	12,020,817
7.20%, 03/15/39	1,000	1,572,914
Sanofi
1.20%, 09/30/14	400	405,567
1.63%, 03/28/14	500	508,603
2.63%, 03/29/16	500	529,442
4.00%, 03/29/21	1,600	1,826,285
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	307,854
6.55%, 09/15/37	2,750	4,131,109
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,261,347
Series 2
3.65%, 11/10/21	1,100	1,187,979
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	435,498
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050	1,067,093
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,200	1,295,978
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	600	695,960
Wyeth LLC
5.50%, 02/01/14	8,543	9,131,772

		145,045,280
PIPELINES — 0.59%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	250	250,197

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	$450	$492,802
6.00%, 05/15/18[b]	2,500	2,977,540
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	2,800	2,946,866
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	1,000	1,088,330
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	1,900	2,057,788
5.50%, 09/15/40 (Call 03/15/40)	250	282,107
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,661,866
9.70%, 03/15/19	2,362	3,080,229
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	4,000	4,182,490
Series G
5.60%, 10/15/14	15,306	16,720,762
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	9,472	11,766,465
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000	2,182,686
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[b]	950	1,012,168
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)[b]	2,250	2,603,621
Plains All American Pipeline LP
5.00%, 02/01/21	2,650	3,060,138

Security	Principal (000s)	Value

5.15%, 06/01/42 (Call 12/01/41)[b]	$1,050	$1,194,409
8.75%, 05/01/19	250	333,346
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	850	919,922
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	700	753,036
TC Pipelines LP
4.65%, 06/15/21	550	581,973
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,213,971
TransCanada PipeLines Ltd.
0.88%, 03/02/15	800	803,020
3.80%, 10/01/20	1,000	1,118,437
6.10%, 06/01/40	2,000	2,764,466
6.50%, 08/15/18	250	313,230
7.13%, 01/15/19	3,978	5,138,733
7.63%, 01/15/39	1,524	2,369,183
Williams Companies Inc. (The)
7.88%, 09/01/21	2,850	3,699,695
8.75%, 03/15/32	619	851,880
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,563,306
5.25%, 03/15/20	500	573,111
6.30%, 04/15/40	2,850	3,594,462
7.25%, 02/01/17	2,300	2,781,171

		90,933,406
REAL ESTATE — 0.04%
Prologis LP
4.50%, 08/15/17	1,800	1,923,693
6.25%, 03/15/17	600	682,241
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,690,518
7.63%, 08/15/14	2,100	2,328,558

		6,625,010

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 0.36%
American Tower Corp.
4.50%, 01/15/18	$2,750	$3,010,741
4.63%, 04/01/15	1,000	1,064,647
4.70%, 03/15/22	1,000	1,070,366
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[b]	450	485,229
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	300	324,168
Digital Realty Trust LP
5.25%, 03/15/21	1,500	1,661,589
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	6,500	7,310,158
HCP Inc.
2.70%, 02/01/14	400	407,117
3.75%, 02/01/16	200	210,842
5.38%, 02/01/21 (Call 12/01/20)	6,650	7,607,064
Health Care REIT Inc.
3.63%, 03/15/16	200	209,671
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,683,826
4.95%, 01/15/21 (Call 10/15/20)	1,200	1,314,981
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,163,322
Healthcare Realty Trust Inc.
5.75%, 01/15/21[b]	500	540,890
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	2,150	2,189,996
Kilroy Realty LP
4.80%, 07/15/18	3,000	3,297,625
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	1,000	1,082,711
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	783,359

Security	Principal (000s)	Value

Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	$1,500	$1,646,581
5.10%, 06/15/15	9,618	10,617,747
5.65%, 02/01/20 (Call 11/01/19)	3,100	3,711,743
UDR Inc.
4.25%, 06/01/18	550	596,716
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,622,984
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	780,169
4.25%, 03/01/22[b]	200	213,487
4.75%, 06/01/21 (Call 03/01/21)	500	550,180
Vornado Realty Trust
5.00%, 01/15/22	500	546,385

		55,704,294
RETAIL — 0.73%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	250	267,104
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	500	521,636
Best Buy Co. Inc.
3.75%, 03/15/16[b]	50	46,500
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	1,100	1,279,922
6.13%, 09/15/39	5,270	6,832,297
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,429,789
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	3,200	3,408,000
Home Depot Inc. (The)
5.40%, 03/01/16	8,962	10,299,212

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.95%, 04/01/41 (Call 10/01/40)	$1,500	$2,037,689
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	319,378
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	4,100	4,149,993
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,177,877
3.80%, 11/15/21 (Call 08/15/21)	650	711,254
5.13%, 11/15/41	800	925,796
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,513,733
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	5,600	6,486,115
6.38%, 03/15/37	1,400	1,712,050
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,257,198
3.63%, 05/20/21[b]	2,000	2,231,189
3.70%, 02/15/42[b]	3,650	3,820,227
5.35%, 03/01/18	1,702	2,048,974
5.80%, 10/15/17	200	243,048
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[b]	1,800	2,020,082
4.75%, 05/01/20	1,100	1,278,922
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,202,936
QVC Inc.
5.13%, 07/02/22[d]	1,500	1,569,761
Target Corp.
2.90%, 01/15/22	1,500	1,573,797
7.00%, 01/15/38	7,232	10,644,779
TJX Companies Inc. (The)
6.95%, 04/15/19	100	127,260
Wal-Mart Stores Inc.
2.80%, 04/15/16	11,250	12,032,017
4.25%, 04/15/21	5,000	5,859,636

Security	Principal (000s)	Value

6.50%, 08/15/37	$11,722	$17,121,881
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,387,016
3.88%, 11/01/20 (Call 08/01/20)	900	976,127
5.30%, 09/15/19	1,500	1,741,906

		113,255,101
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,152,359
Santander Holdings USA Inc.
4.63%, 04/19/16	550	555,059

		1,707,418
SEMICONDUCTORS — 0.13%
Analog Devices Inc.
3.00%, 04/15/16[b]	150	162,053
Applied Materials Inc.
2.65%, 06/15/16[b]	250	261,517
4.30%, 06/15/21	800	901,999
5.85%, 06/15/41	750	945,726
Broadcom Corp.
2.38%, 11/01/15	150	156,591
2.50%, 08/15/22[d]	1,000	1,001,493
2.70%, 11/01/18	300	315,560
Intel Corp.
1.95%, 10/01/16	950	991,960
3.30%, 10/01/21	8,400	9,118,733
4.80%, 10/01/41	800	945,316
Texas Instruments Inc.
0.45%, 08/03/15	1,000	995,877
1.38%, 05/15/14	2,750	2,794,276
2.38%, 05/16/16	1,700	1,794,615

		20,385,716
SOFTWARE — 0.18%
BMC Software Inc.
4.25%, 02/15/22	200	204,488
Fiserv Inc.
3.13%, 06/15/16	125	129,886
4.75%, 06/15/21	1,000	1,088,852

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Intuit Inc.
5.75%, 03/15/17	$1,000	$1,150,000
Microsoft Corp.
0.88%, 09/27/13	1,000	1,007,157
4.00%, 02/08/21[b]	3,750	4,366,551
4.20%, 06/01/19	3,010	3,516,560
4.50%, 10/01/40	700	826,366
Oracle Corp.
5.25%, 01/15/16	9,657	11,095,335
5.38%, 07/15/40	4,000	5,104,189

		28,489,384
TELECOMMUNICATIONS — 1.47%
America Movil SAB de CV
2.38%, 09/08/16	700	725,622
3.13%, 07/16/22	4,000	4,106,901
5.00%, 03/30/20	5,250	6,146,033
6.13%, 03/30/40	2,150	2,802,479
AT&T Inc.
2.40%, 08/15/16	10,000	10,542,761
2.95%, 05/15/16	3,500	3,748,016
3.88%, 08/15/21	7,000	7,861,787
4.45%, 05/15/21[b]	4,200	4,900,345
5.35%, 09/01/40	4,000	4,778,024
5.55%, 08/15/41	5,750	7,136,719
BellSouth Corp.
6.00%, 11/15/34	16,892	19,346,849
British Telecommunications PLC
9.63%, 12/15/30	2,540	4,013,484
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	8,768	9,347,466
CenturyLink Inc.
7.65%, 03/15/42	1,500	1,547,133
Cisco Systems Inc.
4.45%, 01/15/20	5,025	5,871,285
5.50%, 02/22/16	4,000	4,643,454
5.90%, 02/15/39	6,230	8,291,531
Corning Inc.
4.75%, 03/15/42	1,500	1,621,076

Security	Principal (000s)	Value

Deutsche Telekom International Finance BV
8.75%, 06/15/30	$6,618	$9,652,987
Embarq Corp.
7.08%, 06/01/16[b]	5,532	6,477,598
8.00%, 06/01/36	500	546,852
France Telecom SA
2.75%, 09/14/16	7,300	7,598,576
4.38%, 07/08/14	2,026	2,142,474
5.38%, 07/08/19	1,626	1,878,469
8.50%, 03/01/31	1,400	2,071,460
GTE Corp.
6.84%, 04/15/18	500	617,658
Harris Corp.
4.40%, 12/15/20	1,950	2,117,195
5.00%, 10/01/15	600	662,224
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,093,027
4.60%, 03/15/21	950	1,007,602
5.95%, 03/15/41	150	167,435
Motorola Solutions Inc.
3.75%, 05/15/22[b]	1,000	1,023,455
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	403,834
Qwest Corp.
6.75%, 12/01/21	5,000	5,900,024
Rogers Communications Inc.
6.80%, 08/15/18	3,200	4,017,989
Telecom Italia Capital SA
5.25%, 11/15/13	350	357,875
7.72%, 06/04/38	6,148	5,702,270
Telefonica Emisiones SAU
3.99%, 02/16/16	2,100	2,016,000
4.95%, 01/15/15	1,105	1,107,763
5.13%, 04/27/20	3,000	2,745,000
5.46%, 02/16/21	3,600	3,312,000
7.05%, 06/20/36	2,024	1,862,080
Verizon Communications Inc.
1.25%, 11/03/14	3,400	3,433,134
1.95%, 03/28/14	2,000	2,046,185

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

2.00%, 11/01/16[b]	$4,000	$4,171,641
3.00%, 04/01/16	500	536,443
4.60%, 04/01/21	3,000	3,544,124
6.00%, 04/01/41	1,250	1,643,400
7.75%, 12/01/30	17,617	25,918,538
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	225,776
Vodafone Group PLC
5.63%, 02/27/17	12,007	14,265,895

		227,697,948
TEXTILES — 0.00%
Cintas Corp. No. 2
2.85%, 06/01/16	650	674,700

		674,700
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.50%, 11/01/16	150	156,362
4.35%, 10/01/20	400	429,198
5.45%, 11/01/41	350	395,248

		980,808
TRANSPORTATION — 0.34%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	1,650	1,708,674
4.70%, 10/01/19	3,600	4,125,506
6.15%, 05/01/37	4,803	6,191,877
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	950	991,399
5.55%, 03/01/19	3,600	4,426,376
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,944,528
CSX Corp.
6.00%, 10/01/36	5,832	7,262,583
FedEx Corp.
2.63%, 08/01/22[b]	200	199,340
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,500	1,547,819

Security	Principal (000s)	Value

3.25%, 12/01/21 (Call 09/01/21)	$2,000	$2,104,876
4.84%, 10/01/41	5,407	6,235,237
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,316,498
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,768,232
3.50%, 06/01/17	700	728,052
3.60%, 03/01/16	1,000	1,050,462
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,516,815
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,128,750
6.15%, 05/01/37	250	327,343
United Parcel Service Inc.
3.13%, 01/15/21	3,000	3,231,823
5.13%, 04/01/19	200	243,006
6.20%, 01/15/38	1,826	2,604,906

		52,654,102
TRUCKING & LEASING — 0.01%
GATX Corp.
3.50%, 07/15/16[b]	1,000	1,033,035
4.85%, 06/01/21	600	621,030

		1,654,065
WATER — 0.00%
Veolia Environnement SA
5.25%, 06/03/13	200	205,435

		205,435

TOTAL CORPORATE BONDS & NOTES (Cost: $3,227,002,082)		3,553,527,295

FOREIGN AGENCY OBLIGATIONS[f] — 0.97%

CANADA — 0.48%
British Columbia (Province of)
2.10%, 05/18/16	3,000	3,170,367
2.65%, 09/22/21	2,000	2,149,379
Export Development Canada
1.50%, 05/15/14	3,000	3,064,640

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Hydro-Quebec
2.00%, 06/30/16	$14,500	$15,223,672
Manitoba (Province of)
1.38%, 04/28/14	3,000	3,051,956
Ontario (Province of)
1.38%, 01/27/14	3,000	3,043,901
2.30%, 05/10/16[b]	11,250	11,905,235
2.70%, 06/16/15	5,000	5,298,499
2.95%, 02/05/15	950	1,006,858
3.00%, 07/16/18[b]	3,000	3,294,133
3.15%, 12/15/17[b]	3,000	3,314,956
4.10%, 06/16/14	5,094	5,432,124
Quebec (Province of)
7.50%, 09/15/29	8,977	14,009,461

		73,965,181
JAPAN — 0.05%
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,201,395
2.50%, 05/18/16	2,600	2,768,950

		7,970,345
MEXICO — 0.13%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,810,650
Petroleos Mexicanos
6.50%, 06/02/41	6,000	7,424,999
8.00%, 05/03/19	5,020	6,551,100

		19,786,749
PHILIPPINES — 0.17%
Asian Development Bank
1.63%, 07/15/13	3,000	3,035,760
2.50%, 03/15/16	10,500	11,258,645
2.63%, 02/09/15	5,020	5,299,815
2.75%, 05/21/14[b]	7,383	7,698,444

		27,292,664
SUPRANATIONAL — 0.14%
Inter-American Development Bank
1.38%, 10/18/16	5,000	5,194,400
2.25%, 07/15/15	6,500	6,861,418

Security	Principal (000s)	Value

3.88%, 10/28/41	$3,000	$3,372,589
Series E
3.88%, 09/17/19	5,000	5,905,307

		21,333,714

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $140,868,549)		150,348,653

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.15%

BRAZIL — 0.27%
Brazil (Federative Republic of)
4.88%, 01/22/21[b]	4,000	4,776,000
5.88%, 01/15/19[b]	2,010	2,469,285
7.13%, 01/20/37	11,317	17,258,425
8.00%, 01/15/18[b]	10,350	12,280,737
10.13%, 05/15/27	3,400	6,035,000

		42,819,447
CANADA — 0.01%
Canada (Government of)
2.38%, 09/10/14	1,000	1,043,026

		1,043,026
CHILE — 0.02%
Chile (Republic of)
3.25%, 09/14/21[b]	3,000	3,247,890

		3,247,890
COLOMBIA — 0.11%
Colombia (Republic of)
4.38%, 07/12/21	4,200	4,872,000
6.13%, 01/18/41	2,000	2,740,000
7.38%, 01/27/17	1,500	1,869,750
7.38%, 03/18/19	2,000	2,660,000
7.38%, 09/18/37	2,500	3,862,500
8.25%, 12/22/14	1,000	1,175,000

		17,179,250
ISRAEL — 0.02%
Israel (State of)
5.13%, 03/26/19[b]	3,000	3,423,750

		3,423,750

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ITALY — 0.15%
Italy (Republic of)
5.25%, 09/20/16	$22,642	$23,227,574

		23,227,574
MEXICO — 0.26%
United Mexican States
3.63%, 03/15/22	10,000	10,875,000
5.13%, 01/15/20	4,250	5,078,751
5.63%, 01/15/17	8,752	10,239,839
6.75%, 09/27/34	9,618	13,585,425

		39,779,015
PANAMA — 0.07%
Panama (Republic of)
6.70%, 01/26/36	5,000	7,125,000
7.25%, 03/15/15	3,000	3,435,000

		10,560,000
PERU — 0.07%
Peru (Republic of)
6.55%, 03/14/37[b]	2,000	2,847,000
7.13%, 03/30/19	6,305	8,306,838

		11,153,838
POLAND — 0.11%
Poland (Republic of)
3.88%, 07/16/15	5,000	5,343,750
5.00%, 03/23/22	6,450	7,450,975
6.38%, 07/15/19	3,000	3,667,500

		16,462,225
SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20[b]	3,000	3,562,500
6.25%, 03/08/41	2,000	2,700,000

		6,262,500
SOUTH KOREA — 0.02%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,888,322

		3,888,322

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $158,484,047)		179,046,837

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS —0.91%

CALIFORNIA — 0.32%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/50	$2,500	$3,697,350
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	2,000	2,270,260
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	4,000	5,468,720
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,832,180
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815	1,036,908
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	2,347,760
Series A
5.72%, 07/01/39	1,000	1,273,910
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	325	483,373
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,212,190
6.76%, 07/01/34	1,250	1,677,075
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	650	918,157

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	$2,500	$3,104,175
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,148,110
State of California GO
5.95%, 04/01/16	7,127	8,176,950
State of California GO BAB
7.30%, 10/01/39	7,000	9,033,990
7.55%, 04/01/39	1,000	1,338,900
7.70%, 11/01/30 (Call 11/01/20)	500	609,170
University of California Regents RB Medical Center Pooled Revenue BAB Series F
6.58%, 05/15/49	1,000	1,350,680
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,262,020
5.95%, 05/15/45	900	1,136,295

		50,378,173
COLORADO — 0.00%
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50	500	699,750

		699,750
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,915,440

		1,915,440

Security	Principal (000s)	Value

GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	$1,000	$1,170,020
Project M, Series 2010A
6.66%, 04/01/57	750	866,730
Project P, Series 2010A
7.06%, 04/01/57	300	324,045

		2,360,795
ILLINOIS — 0.13%
Chicago Board of Education GO Series C
6.32%, 11/01/29	500	584,335
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,442,780
City of Chicago GO Series C
7.78%, 01/01/35	400	522,656
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.40%, 01/01/40	500	665,755
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	300	412,896
State of Illinois GO
4.42%, 01/01/15	1,250	1,329,063
5.10%, 06/01/33	9,233	8,927,480
5.37%, 03/01/17	2,500	2,772,750
5.88%, 03/01/19	2,450	2,739,124

		20,396,839

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	$1,000	$1,332,750

		1,332,750
MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	2,030,010

		2,030,010
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	400	459,988
5.46%, 12/01/39	1,000	1,275,520
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	400	533,884

		2,269,392
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,218,210

		1,218,210
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,295,500

		1,295,500

Security	Principal (000s)	Value

NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	$500	$396,330
0.00%, 02/15/21 (AGM)	1,000	709,500
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,908,030
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	3,044	4,621,827
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	1,660	1,971,848
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,157,520
Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,154,349

		11,919,404
NEW YORK — 0.12%
City of New York GO BAB Series C-1
5.52%, 10/01/37	1,000	1,248,340
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	790	1,193,864
Series C-1
6.69%, 11/15/40	1,000	1,319,500
Series E
6.81%, 11/15/40	500	678,385

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	$2,645	$3,562,233
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,271,940
New York State Dormitory Authority RB Income Tax Revenue BAB
5.60%, 03/15/40	1,500	1,915,545
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,169,228
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	2,341,280
5.65%, 11/01/40 (GOI)	1,205	1,532,784
State of New York GO BAB
5.97%, 03/01/36	1,250	1,631,300

		17,864,399
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,541,488
Series E
6.27%, 02/15/50	1,200	1,416,456
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,043,811
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	648,217

		4,649,972

Security	Principal (000s)	Value

PENNSYLVANIA — 0.03%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	$2,500	$2,918,375
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	1,000	1,204,730

		4,123,105
PUERTO RICO — 0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,300	1,324,661

		1,324,661
TEXAS — 0.10%
City of San Antonio RB Electric Power & Light Revenues Series C
5.99%, 02/01/39	1,000	1,354,780
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,557,073
5.02%, 12/01/48	500	615,570
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	860,755
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,406,172
4.68%, 04/01/40	2,000	2,408,580
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	6,190,550

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	$1,500	$1,822,890

		16,216,370
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	544,400

		544,400
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,227,330

		1,227,330

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $119,648,797)		141,766,500

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.21%

MORTGAGE-BACKED SECURITIES — 30.01%
Federal Home Loan Mortgage Corp.
2.65%, 01/01/42[a]	5,071	5,310,038
2.96%, 09/01/41[a]	8,132	8,523,322
3.00%, 01/01/27	17,512	18,402,947
3.00%, 03/01/27	14,563	15,319,646
3.00%, 05/01/27	14,637	15,397,662
3.00%, 06/01/27	26,211	27,573,605
3.00%, 09/01/27[g]	10,408	10,936,531
3.00%, 11/01/40[a]	14,958	15,633,679
3.00%, 05/01/42[a]	3,874	4,077,437
3.15%, 11/01/40[a]	8,659	9,079,728
3.26%, 08/01/41[a]	6,203	6,533,055
3.35%, 11/01/40[a]	10,491	11,053,625
3.46%, 11/01/41[a]	20,328	21,516,816
3.50%, 11/01/25	25,579	27,052,887
3.50%, 03/01/26	17,930	18,980,700
3.50%, 06/01/26	5,014	5,308,006
3.50%, 09/01/27[g]	2,240	2,369,500
3.50%, 03/01/32	6,324	6,755,074
3.50%, 02/01/42	20,361	21,568,113

Security	Principal (000s)	Value

3.50%, 03/01/42	$6,827	$7,231,632
3.50%, 06/01/42	29,846	31,616,000
3.50%, 09/01/42[g]	36,082	38,184,904
4.00%, 05/01/25	3,604	3,838,718
4.00%, 10/01/25	20,053	21,358,054
4.00%, 02/01/26	9,689	10,326,721
4.00%, 05/01/26	12,313	13,123,006
4.00%, 09/01/27[g]	12,657	13,481,683
4.00%, 01/01/41	56,375	60,354,158
4.00%, 02/01/41	14,122	15,118,690
4.00%, 03/01/41	12,839	13,744,976
4.00%, 09/01/41	21,181	22,675,915
4.00%, 11/01/41	5,621	6,017,817
4.00%, 12/01/41	3,383	3,622,045
4.00%, 01/01/42	10,089	10,801,122
4.00%, 02/01/42	13,609	14,646,153
4.00%, 03/01/42	4,373	4,706,015
4.00%, 06/01/42	14,687	15,807,088
4.00%, 09/01/42[g]	1,547	1,654,565
4.23%, 12/01/38[a]	11,379	12,199,224
4.50%, 04/01/22	12,721	13,728,206
4.50%, 05/01/23	7,232	7,788,554
4.50%, 07/01/24	5,548	5,987,653
4.50%, 08/01/24	1,274	1,375,179
4.50%, 09/01/24	3,251	3,508,861
4.50%, 10/01/24	3,270	3,529,537
4.50%, 09/01/27[g]	2,449	2,628,466
4.50%, 08/01/30	21,229	22,958,156
4.50%, 03/01/39	19,508	20,974,120
4.50%, 05/01/39	17,588	18,909,602
4.50%, 06/01/39	18,163	19,527,485
4.50%, 09/01/39	7,135	7,670,934
4.50%, 10/01/39	27,505	29,571,041
4.50%, 11/01/39	6,280	6,751,211
4.50%, 12/01/39	16,326	17,552,120
4.50%, 01/01/40	7,319	7,876,459
4.50%, 08/01/40	24,344	26,221,624
4.50%, 11/01/40	35,551	38,293,170
4.50%, 02/01/41	32,526	35,093,567
4.50%, 05/01/41	23,388	25,191,967
4.50%, 09/01/42[g]	976	1,049,962

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.00%, 12/01/24	$18,292	$19,881,915
5.00%, 08/01/25	13,392	14,642,115
5.00%, 06/01/26	3,147	3,419,316
5.00%, 09/01/27[g]	2,714	2,930,696
5.00%, 06/01/33	5,208	5,665,167
5.00%, 12/01/33	19,065	20,739,613
5.00%, 07/01/35	22,692	24,641,534
5.00%, 01/01/36	15,412	16,716,254
5.00%, 01/01/37	1,516	1,644,190
5.00%, 02/01/37	1,251	1,357,217
5.00%, 02/01/38	6,852	7,431,818
5.00%, 03/01/38	54,147	58,567,330
5.00%, 12/01/38	7,792	8,430,686
5.00%, 08/01/40	6,711	7,336,358
5.00%, 09/01/40	24,076	26,320,263
5.00%, 08/01/41	5,962	6,526,797
5.00%, 09/01/42[g]	1,523	1,651,265
5.50%, 10/01/23	4,663	5,081,836
5.50%, 09/01/27[g]	112	119,543
5.50%, 02/01/34	18,257	20,078,696
5.50%, 05/01/35	14,196	15,552,494
5.50%, 06/01/35	9,408	10,306,931
5.50%, 05/01/36	14,839	16,180,916
5.50%, 07/01/36	29,860	32,559,471
5.50%, 03/01/38	19,968	21,771,329
5.50%, 04/01/38	5,201	5,670,356
5.50%, 01/01/39	8,214	9,023,154
5.50%, 11/01/39	11,193	12,205,021
5.50%, 09/01/42[g]	1,224	1,336,455
6.00%, 10/01/36	7,917	8,814,543
6.00%, 02/01/37	10,450	11,452,565
6.00%, 11/01/37	43,936	48,161,420
6.00%, 09/01/38	805	882,325
6.00%, 09/01/42[g]	448	491,750
Federal National Mortgage Association
2.18%, 02/01/36[a]	7,830	8,267,924
2.46%, 02/01/42[a]	4,544	4,750,208
2.50%, 09/01/27[g]	30,000	31,162,500
2.76%, 08/01/41[a]	9,225	9,654,604
2.88%, 10/01/41[a]	8,357	8,768,954
3.00%, 01/01/27	28,153	29,699,105

Security	Principal (000s)	Value

3.00%, 06/01/27	$20,298	$21,435,591
3.00%, 07/01/27	15,624	16,499,642
3.00%, 09/01/27[g]	24,087	25,408,021
3.00%, 09/01/42[g]	26,000	26,970,937
3.50%, 01/01/26	12,113	12,887,941
3.50%, 02/01/26	21,721	23,110,443
3.50%, 04/01/26	9,959	10,595,664
3.50%, 08/01/26	10,240	10,895,082
3.50%, 10/01/26	11,035	11,740,845
3.50%, 02/01/27	11,242	11,999,049
3.50%, 05/01/27	11,118	11,866,242
3.50%, 09/01/27[g]	2,087	2,218,742
3.50%, 01/01/32	10,648	11,362,510
3.50%, 02/01/32	10,950	11,685,732
3.50%, 09/01/40	8,450	8,956,964
3.50%, 11/01/40	9,846	10,437,445
3.50%, 12/01/40	4,198	4,449,770
3.50%, 03/01/41	18,963	20,099,947
3.50%, 12/01/41	6,502	6,891,543
3.50%, 01/01/42	2,658	2,816,920
3.50%, 03/01/42	13,283	14,095,218
3.50%, 06/01/42	53,485	56,753,699
3.50%, 09/01/42[g]	83,782	88,822,011
3.61%, 05/01/40[a]	11,095	11,732,302
4.00%, 10/01/25	40,822	43,678,352
4.00%, 11/01/25	3,512	3,755,342
4.00%, 03/01/26	7,598	8,139,460
4.00%, 06/01/26	7,838	8,396,310
4.00%, 09/01/26	4,432	4,747,453
4.00%, 09/01/27[g]	42,733	45,802,556
4.00%, 12/01/30	13,392	14,461,162
4.00%, 01/01/31	4,149	4,484,271
4.00%, 02/01/31	4,078	4,407,525
4.00%, 10/01/31	14,232	15,381,207
4.00%, 02/01/32	15,508	16,760,055
4.00%, 12/01/39	659	705,743
4.00%, 07/01/40	67,698	72,499,865
4.00%, 09/01/40	27,619	29,602,046
4.00%, 12/01/40	51,381	55,069,322
4.00%, 09/01/41	12,448	13,347,821
4.00%, 10/01/41	13,960	14,969,476

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.00%, 11/01/41	$27,904	$29,921,684
4.00%, 12/01/41	22,146	23,747,067
4.00%, 02/01/42	18,495	19,949,786
4.00%, 03/01/42	18,613	20,077,394
4.50%, 09/01/18	10,640	11,484,426
4.50%, 10/01/24	14,306	15,455,538
4.50%, 02/01/25	2,599	2,814,917
4.50%, 04/01/25	2,813	3,046,484
4.50%, 06/01/25	15,703	17,006,703
4.50%, 09/01/27[g]	4,057	4,379,658
4.50%, 08/01/31	12,787	13,965,463
4.50%, 03/01/36	8,597	9,290,785
4.50%, 09/01/39	32,390	34,996,839
4.50%, 12/01/39	12,983	14,027,695
4.50%, 08/01/40	68,933	74,633,430
4.50%, 09/01/40	44,098	47,744,746
4.50%, 01/01/41	45,163	48,897,617
4.50%, 04/01/41	9,011	9,774,677
4.50%, 05/01/41	23,313	25,257,072
4.50%, 06/01/41	8,823	9,569,927
4.50%, 07/01/41	22,835	24,769,397
4.50%, 08/01/41	30,114	32,664,815
4.50%, 09/01/41	14,646	15,886,935
4.50%, 09/01/42[g]	1,404	1,518,294
4.75%, 04/01/38[a]	9,252	9,940,317
5.00%, 08/01/20	14,617	15,845,697
5.00%, 07/01/23	6,048	6,567,016
5.00%, 12/01/23	6,693	7,262,578
5.00%, 09/01/27[g]	1,202	1,303,794
5.00%, 06/01/28	2,980	3,246,733
5.00%, 11/01/33	40,259	44,053,306
5.00%, 04/01/35	25,074	27,411,475
5.00%, 07/01/35	2,574	2,814,173
5.00%, 02/01/36	32,366	35,314,202
5.00%, 03/01/36	13,856	15,117,616
5.00%, 06/01/39	48,553	52,881,684
5.00%, 03/01/40	21,624	23,772,617
5.00%, 05/01/41	35,348	38,910,863
5.00%, 06/01/41	8,348	9,190,133
5.00%, 08/01/41	9,848	10,840,121
5.00%, 09/01/42[g]	1,950	2,129,156

Security	Principal (000s)	Value

5.50%, 12/01/19	$7,841	$8,531,979
5.50%, 01/01/24	18,814	20,479,289
5.50%, 09/01/27[g]	134	145,411
5.50%, 02/01/30	9,596	10,511,464
5.50%, 05/01/33	17,074	18,856,743
5.50%, 11/01/33	31,596	34,895,898
5.50%, 09/01/34	46,552	51,355,598
5.50%, 05/01/37	39,392	43,112,838
5.50%, 03/01/38	22,557	24,685,046
5.50%, 06/01/38	15,553	17,019,610
5.50%, 11/01/38	13,051	14,320,513
5.50%, 07/01/40	18,904	20,690,750
5.50%, 09/01/42[g]	1,503	1,648,603
6.00%, 01/01/25	11,040	12,089,282
6.00%, 03/01/34	21,364	23,813,503
6.00%, 05/01/34	1,539	1,713,857
6.00%, 08/01/34	3,582	3,990,537
6.00%, 11/01/34	1,250	1,392,211
6.00%, 09/01/36	40,393	44,416,870
6.00%, 08/01/37	38,602	42,447,565
6.00%, 03/01/38	5,885	6,471,307
6.00%, 05/01/38	3,057	3,361,979
6.00%, 09/01/38	3,780	4,155,891
6.00%, 06/01/39	32,124	35,777,242
6.00%, 10/01/39	3,016	3,316,724
6.00%, 09/01/42[g]	9,307	10,252,242
6.50%, 08/01/36	594	666,593
6.50%, 09/01/36	3,776	4,238,689
6.50%, 10/01/36	587	659,317
6.50%, 12/01/36	598	671,515
6.50%, 07/01/37	937	1,051,363
6.50%, 08/01/37	35,900	40,297,772
6.50%, 10/01/37	1,805	2,026,166
6.50%, 11/01/37	468	525,703
6.50%, 12/01/37	12,923	14,507,016
6.50%, 06/01/38	555	623,112
6.50%, 10/01/39	12,692	14,246,663
6.50%, 05/01/40	409	458,901
7.00%, 04/01/37	11,777	13,422,400
Government National Mortgage Association
3.50%, 09/01/27[g]	33,128	35,855,884

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

3.50%, 12/15/41	$16,772	$18,174,862
3.50%, 02/20/42	21,549	23,332,066
3.50%, 04/20/42	19,761	21,395,860
3.50%, 09/01/42[g]	51,368	55,517,571
4.00%, 09/20/40	31,378	34,554,092
4.00%, 01/20/41	9,269	10,179,659
4.00%, 02/15/41	23,045	25,289,185
4.00%, 07/15/41	15,671	17,197,472
4.00%, 09/20/41	13,555	14,887,572
4.00%, 12/15/41	4,175	4,581,714
4.00%, 12/20/41	44,557	48,936,331
4.00%, 01/20/42	18,758	20,601,258
4.00%, 02/15/42	2,923	3,209,917
4.00%, 03/15/42	14,012	15,388,920
4.00%, 04/15/42	7,915	8,692,233
4.00%, 09/01/42[g]	6,722	7,376,493
4.50%, 03/15/39	11,419	12,568,330
4.50%, 04/15/39	8,734	9,613,171
4.50%, 05/15/39	4,786	5,267,294
4.50%, 08/15/39	27,657	30,440,876
4.50%, 11/20/39	12,013	13,323,275
4.50%, 01/20/40	3,178	3,536,500
4.50%, 06/15/40	17,838	19,748,970
4.50%, 07/15/40	22,378	24,775,079
4.50%, 08/15/40	16,303	18,050,423
4.50%, 08/20/40	22,119	24,616,519
4.50%, 09/15/40	30,856	34,161,923
4.50%, 10/20/40	40,927	45,548,579
4.50%, 06/20/41	42,041	46,592,537
4.50%, 09/20/41	25,044	27,755,276
4.50%, 12/20/41	4,984	5,523,401
4.50%, 09/01/42[g]	4,414	4,851,868
5.00%, 12/15/36	5,578	6,215,256
5.00%, 01/15/39	27,770	30,640,384
5.00%, 07/15/39	45,295	50,254,136
5.00%, 05/15/40	18,242	20,238,711
5.00%, 07/20/40	71,050	79,316,096
5.00%, 08/20/40	23,325	26,039,038
5.00%, 09/01/42[g]	1,264	1,400,205
5.50%, 03/15/36	7,604	8,540,140
5.50%, 06/20/38	14,341	15,994,115

Security	Principal (000s)	Value

5.50%, 03/20/39	$15,281	$17,111,954
5.50%, 12/15/39	5,298	5,906,544
5.50%, 01/15/40	32,776	36,611,186
5.50%, 09/01/42[g]	1,337	1,492,426
6.00%, 03/15/37	25,685	28,929,677
6.00%, 09/20/38	16,637	18,727,364
6.00%, 11/15/39	6,434	7,245,084
6.00%, 09/01/42[g]	4,724	5,318,929
6.50%, 10/20/38	17,382	20,062,334

		4,659,843,272
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.72%
Federal Home Loan Banks
0.38%, 01/29/14	10,780	10,798,650
3.63%, 05/29/13	57,160	58,594,888
3.88%, 06/14/13	61,130	62,870,065
5.00%, 11/17/17[b]	7,335	8,924,885
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	80,153	80,737,892
1.75%, 05/30/19[b]	3,672	3,806,564
2.50%, 05/27/16[b]	30,248	32,453,067
6.25%, 07/15/32	22,165	33,826,718
Federal National Mortgage Association
1.50%, 06/26/13	30,879	31,206,657
2.63%, 11/20/14[b]	110,461	116,145,787
5.00%, 04/15/15[b]	86,621	97,140,497
5.00%, 05/11/17	115,036	137,778,376
6.63%, 11/15/30	11,922	18,509,221
7.25%, 05/15/30[b]	6,648	10,850,420
Tennessee Valley Authority
4.88%, 01/15/48	9,710	12,533,671
5.50%, 07/18/17[b]	8,516	10,424,715
7.13%, 05/01/30	3,910	6,121,956

		732,724,029
U.S. GOVERNMENT OBLIGATIONS — 36.48%
U.S. Treasury Bonds
3.13%, 02/15/42	19,100	20,911,253
3.75%, 08/15/41[b]	15,002	18,431,608
3.88%, 08/15/40	12,045	15,113,703
4.25%, 11/15/40	2,592	3,455,343
4.38%, 11/15/39[b]	43,391	58,838,629

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.38%, 05/15/40	$14,525	$19,717,834
4.38%, 05/15/41	16,273	22,132,581
4.50%, 02/15/36[b]	14,822	20,228,325
4.50%, 08/15/39[b]	66,376	91,665,260
4.63%, 02/15/40[b]	177,760	250,293,192
4.75%, 02/15/37[b]	21,938	31,086,584
4.75%, 02/15/41[b]	79,810	114,787,534
6.25%, 05/15/30[b]	47,108	75,087,799
7.63%, 02/15/25[b]	149,249	246,250,397
8.75%, 05/15/17[b]	5,882	8,118,101
U.S. Treasury Notes
0.25%, 03/31/14	14,280	14,284,999
0.25%, 12/15/14	15,676	15,679,607
0.38%, 03/15/15	58,234	58,399,378
0.50%, 10/15/14[b]	59,512	59,836,339
0.63%, 05/31/17[b]	59,480	59,674,501
0.63%, 08/31/17	50,000	50,068,497
0.75%, 09/15/13[b]	138,518	139,304,773
0.88%, 04/30/17	99,130	100,625,875
1.00%, 08/31/16	67,758	69,277,809
1.00%, 09/30/16	119,838	122,522,377
1.00%, 03/31/17[b]	129,682	132,410,504
1.13%, 06/15/13[b]	94,428	95,121,096
1.25%, 09/30/15[b]	66,092	67,981,566
1.25%, 04/30/19[b]	11,778	12,014,973
1.38%, 02/15/13[b]	29,280	29,438,990
1.38%, 05/15/13[b]	86,708	87,424,212
1.50%, 03/31/19[b]	23,212	24,070,610
1.63%, 08/15/22	40,000	40,228,000
1.75%, 04/15/13[b]	10,635	10,737,415
1.88%, 10/31/17[b]	146,647	155,846,181
2.00%, 04/30/16[b]	4,557	4,825,362
2.00%, 02/15/22[b]	62,568	65,438,618
2.13%, 05/31/15	28,996	30,452,470
2.13%, 08/15/21	55,854	59,342,646
2.38%, 09/30/14[b]	174,079	181,829,002
2.38%, 02/28/15	44,554	46,885,957
2.38%, 05/31/18[b]	47,378	51,691,768
2.50%, 03/31/15[b]	116,992	123,745,960
2.50%, 06/30/17	3,926	4,283,659
2.63%, 12/31/14[b]	70,063	73,932,582

Security	Principal (000s) or Shares	Value

2.63%, 04/30/18	$57,407	$63,423,251
2.63%, 08/15/20[b]	13,568	15,045,691
3.00%, 08/31/16[b]	127,925	140,982,306
3.13%, 08/31/13	274,790	282,734,195
3.13%, 01/31/17[b]	67,836	75,569,983
3.13%, 05/15/21[b]	22,628	25,990,747
3.38%, 07/31/13[b]	249,996	257,198,395
3.50%, 05/15/20[b]	52,742	61,978,180
3.63%, 02/15/20[b]	290,673	343,790,567
3.63%, 02/15/21[b]	19,311	22,954,793
4.00%, 02/15/15[b]	87,924	95,919,810
4.25%, 08/15/14	48,734	52,533,305
4.25%, 08/15/15[b]	52,295	58,345,532
4.75%, 05/15/14[b]	465,910	501,491,551
7.50%, 11/15/16[b]	295,195	381,362,426
8.13%, 08/15/19[b]	182,509	270,925,498
8.88%, 08/15/17[b]	22,707	31,869,955

		5,665,610,054

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $10,487,972,058)		11,058,177,355

SHORT-TERM INVESTMENTS — 22.15%

MONEY MARKET FUNDS — 22.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,h,i]	2,691,851,981	2,691,851,981
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,h,i]	240,973,847	240,973,847
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,h]	506,898,556	506,898,556

		3,439,724,384

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,439,724,384)		3,439,724,384

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 121.23%
(Cost: $17,825,959,072)	$18,824,916,490
Other Assets, Less Liabilities — (21.23)%	(3,296,045,811)

NET ASSETS — 100.00%	$15,528,870,679

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Asset and Liabilities (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$14,374,904,956
Affiliated (Note 2)	3,451,054,116

Total cost of investments	$17,825,959,072

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$15,372,676,941
Affiliated (Note 2)	3,452,239,549

Total fair value of investments	18,824,916,490
Cash	2,168,875
Receivables:
Investment securities sold	98,186,222
Interest	99,701,609
Capital shares sold	13,233,342

Total Assets	19,038,206,538

LIABILITIES
Payables:
Investment securities purchased	573,891,574
Collateral for securities on loan (Note 5)	2,932,825,828
Investment advisory fees (Note 2)	2,618,457

Total Liabilities	3,509,335,859

NET ASSETS	$15,528,870,679

Net assets consist of:
Paid-in capital	$14,336,445,035
Undistributed net investment income	24,145,760
Undistributed net realized gain	169,322,466
Net unrealized appreciation	998,957,418

NET ASSETS	$15,528,870,679

Shares outstanding[b]	138,300,000

Net asset value per share	$112.28

[a]	Securities on loan with a value of $2,875,816,997. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statement of Operations (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

Six months ended August 31, 2012

NET INVESTMENT INCOME
Interest — unaffiliated	$200,392,447
Interest — affiliated (Note 2)	822,402
Securities lending income — affiliated (Note 2)	1,321,274

Total investment income	202,536,123

EXPENSES
Investment advisory fees (Note 2)	15,281,754

Total expenses	15,281,754

Net investment income	187,254,369

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	9,205,207
In-kind redemptions — unaffiliated	58,865,710

Net realized gain	68,070,917

Net change in unrealized appreciation/depreciation	172,306,908

Net realized and unrealized gain	240,377,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$427,632,194

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® BARCLAYS AGGREGATE BOND FUND

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$187,254,369	$364,495,460
Net realized gain	68,070,917	63,599,871
Net change in unrealized appreciation/depreciation	172,306,908	544,233,290

Net increase in net assets resulting from operations	427,632,194	972,328,621

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(194,697,496)	(342,514,211)
From net realized gain	—	(55,725,109)

Total distributions to shareholders	(194,697,496)	(398,239,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,442,037,434	4,394,037,034
Cost of shares redeemed	(920,036,863)	(1,235,318,001)

Net increase in net assets from capital share transactions	522,000,571	3,158,719,033

INCREASE IN NET ASSETS	754,935,269	3,732,808,334

NET ASSETS
Beginning of period	14,773,935,410	11,041,127,076

End of period	$15,528,870,679	$14,773,935,410

Undistributed net investment income included in net assets at end of period	$24,145,760	$31,588,887

SHARES ISSUED AND REDEEMED
Shares sold	13,000,000	40,400,000
Shares redeemed	(8,300,000)	(11,400,000)

Net increase in shares outstanding	4,700,000	29,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® BARCLAYS AGGREGATE BOND FUND

(For a share outstanding throughout each period)

	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$110.58	$105.56	$104.57	$100.08	$102.67	$100.50

Income from investment operations:
Net investment income[a]	1.37	3.11	2.66	2.48	3.58	4.86
Net realized and unrealized gain (loss)[b]	1.76	5.36	2.27	5.98	(1.54)	2.25

Total from investment operations	3.13	8.47	4.93	8.46	2.04	7.11

Less distributions from:
Net investment income	(1.43)	(2.97)	(2.90)	(3.97)	(4.63)	(4.94)
Net realized gain	—	(0.48)	(1.04)	—	—	—

Total distributions	(1.43)	(3.45)	(3.94)	(3.97)	(4.63)	(4.94)

Net asset value, end of period	$112.28	$110.58	$105.56	$104.57	$100.08	$102.67

Total return	2.86%[c]	8.16%	4.82%	8.62%	2.08%	7.32%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,528,871	$14,773,935	$11,041,127	$11,345,699	$9,657,470	$8,521,609
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.45%	2.87%	2.51%	2.42%	3.58%	4.86%
Portfolio turnover rate[e,f]	46%	131%	406%	488%	519%	458%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares Bond Fund	Diversification Classification
Barclays Aggregate	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of August 31, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$302,325,466	$—	$302,325,466
Corporate Bonds & Notes	—	3,553,527,295	—	3,553,527,295
Foreign Agency Obligations	—	150,348,653	—	150,348,653
Foreign Government Obligations	—	179,046,837	—	179,046,837
Municipal Debt Obligations	—	141,766,500	—	141,766,500
U.S. Government & Agency Obligations	—	11,058,177,355	—	11,058,177,355
Short-Term Investments	3,439,724,384	—	—	3,439,724,384

	$3,439,724,384	$15,385,192,106	$—	$18,824,916,490

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

Effective October 17, 2012, for its investment advisory services to the Fund, BFA will be entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2012, BTC earned securities lending agent fees of $711,455 from the Fund.

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statement of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

Investments in issuers considered to be affiliates of the Fund (excluding short-term investments) during the six months ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$—	$9,135	$10,174,869	$216,039	$—
5.40%, 06/10/14	998	—	—	998	1,076,403	24,634	—
6.70%, 06/10/19	998	—	—	998	1,263,893	31,947	—

					$12,515,165	$272,620	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding U.S. Government obligations, in-kind transactions, and short-term investments) for the six months ended August 31, 2012, were $331,250,122 and $58,807,954, respectively.

Purchases and sales of U.S. Government obligations (excluding in-kind transactions) for the six months ended August 31, 2012, were $7,060,577,221 and $6,828,409,381, respectively.

In-kind purchases and sales (see Note 4) for the six months ended August 31, 2012, were $835,921,455 and $681,711,439, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the cost of investments for federal income tax purposes was $17,829,536,893. Net unrealized appreciation was $995,379,597, of which $1,002,249,794 represented gross unrealized appreciation on securities and $6,870,197 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Effective October 17, 2012, the Fund will change its name to the iShares Core Total U.S. Bond Market ETF. Additionally, the annual investment advisory fee rate for the Fund will be reduced to 0.08%.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Notes:

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-23-0812

August 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares iBoxx $ High Yield Corporate Bond Fund  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond Fund  |  LQD  |  NYSE Arca

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.58%	12.55%	13.71%	7.27%	7.04%	7.90%	6.39%	6.42%	6.89%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.58%	12.55%	13.71%	42.02%	40.49%	46.22%	39.84%	40.04%	43.32%

Total returns for the period since inception are calculated from the inception date of the Fund (4/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 3.80%, net of fees, while the total return for the Index was 3.91%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Communications	22.07%
Consumer Non-Cyclical	15.18
Energy	13.73
Financial	12.04
Consumer Cyclical	10.79
Utilities	6.56
Industrial	5.95
Basic Materials	5.24
Technology	5.05
Diversified	0.08
Short-Term and Other Net Assets	3.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Sprint Nextel Corp., 9.00%, 11/15/18	0.69%
HCA Inc., 6.50%, 02/15/20	0.60
CIT Group Inc., 5.50%, 02/15/19	0.56
First Data Corp., 12.63%, 01/15/21	0.54
Intelsat (Luxembourg) SA, 11.25%, 02/04/17	0.52
Clearwire Communications LLC/Clearwire Finance Inc., 12.00%, 12/01/15	0.49
Springleaf Finance Corp., 6.90%, 12/15/17	0.47
Samson Investment Co., 9.75%, 02/15/20	0.43
Harrah’s Operating Co. Inc., 10.00%, 12/15/18	0.42
Energy Transfer Equity LP, 7.50%, 10/15/20	0.42

TOTAL	5.14%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.41%	12.05%	11.52%	8.24%	8.13%	8.79%	6.57%	6.53%	6.81%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.41%	12.05%	11.52%	48.58%	47.80%	52.37%	89.00%	88.33%	93.22%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar-denominated, investment grade corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 4.66%, net of fees, while the total return for the Index was 4.70%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Financial	35.88%
Communications	17.31
Consumer Non-Cyclical	15.07
Energy	10.92
Basic Materials	5.53
Consumer Cyclical	4.67
Industrial	4.03
Technology	3.88
Utilities	1.39
Short-Term and Other Net Assets	1.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

AT&T Inc., 6.55%, 02/15/39	0.48%
Wells Fargo & Co., 5.63%, 12/11/17	0.48
Wal-Mart Stores Inc., 6.50%, 08/15/37	0.48
General Electric Capital Corp., 5.88%, 01/14/38	0.47
AT&T Inc., 5.50%, 02/01/18	0.47
American International Group Inc., 5.85%, 01/16/18	0.46
Citigroup Inc., 8.50%, 05/22/19	0.43
Credit Suisse New York, 5.30%, 08/13/19	0.42
J.P. Morgan Chase & Co., 6.30%, 04/23/19	0.42
HSBC Holdings PLC, 6.50%, 09/15/37	0.41

TOTAL	4.52%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
iBoxx $ High Yield Corporate
Actual	$1,000.00	$1,038.00	0.50%	$2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,046.60	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.69%

ADVERTISING — 0.22%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	$15,850	$11,174,250
Lamar Media Corp.
5.88%, 02/01/22 (Call 02/01/17)[a]	12,650	13,421,650
7.88%, 04/15/18 (Call 04/15/14)[a]	9,310	10,272,033

		34,867,933
AEROSPACE & DEFENSE — 0.65%
BE Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	29,300	30,545,250
6.88%, 10/01/20 (Call 10/01/15)[a]	20,950	23,141,020
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	46,779	52,070,874

		105,757,144
AIRLINES — 0.26%
Continental Airlines Inc.
6.75%, 09/15/15 (Call 10/01/12)[a,b]	30,030	31,005,975
Delta Air Lines Inc.
9.50%, 09/15/14 (Call 10/01/12)[a,b]	11,000	11,522,500

		42,528,475
APPAREL — 0.27%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	22,980	24,890,212
8.00%, 12/15/16 (Call 12/15/13)[a]	17,213	19,089,217

		43,979,429

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.58%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	$38,600	$40,626,500
8.25%, 06/15/21 (Call 06/15/16)[a]	49,610	52,338,550

		92,965,050
AUTO PARTS & EQUIPMENT — 0.68%
Delphi Corp.
5.88%, 05/15/19 (Call 05/15/14)[a]	13,500	14,581,256
6.13%, 05/15/21 (Call 05/15/16)[a]	10,420	11,400,132
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)[a]	21,070	21,939,137
8.25%, 08/15/20 (Call 08/15/15)[a]	25,745	28,169,322
Tomkins LLC/Tomkins Inc.
9.00%, 10/01/18 (Call 10/01/14)	15,311	17,071,765
TRW Automotive Inc.
7.25%, 03/15/17[b]	14,220	16,139,700

		109,301,312
BANKS — 5.55%
Ally Financial Inc.
4.50%, 02/11/14	31,850	32,725,343
4.63%, 06/26/15	29,490	30,214,572
5.50%, 02/15/17	44,840	46,566,340
6.25%, 12/01/17[a]	25,160	27,031,275
6.75%, 12/01/14	35,000	37,654,165
7.50%, 09/15/20	55,450	63,490,250
8.00%, 12/31/18[a]	18,825	21,052,624
8.00%, 03/15/20	53,310	62,195,002
8.30%, 02/12/15[a]	58,100	64,491,000
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[b,c]	2,000	2,104,996

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CIT Group Inc.
4.25%, 08/15/17	$25,800	$26,058,000
4.75%, 02/15/15[a,b]	39,700	41,296,635
5.00%, 05/15/17	38,600	40,063,581
5.00%, 08/15/22	19,800	19,849,500
5.25%, 04/01/14[a,b]	19,750	20,561,763
5.25%, 03/15/18	43,625	45,370,000
5.38%, 05/15/20[a]	8,100	8,361,563
5.50%, 02/15/19[b]	87,280	90,662,100
7.00%, 05/02/16 (Call 09/17/12)[a,b]	51,211	51,242,039
7.00%, 05/02/17 (Call 09/05/12)[b]	40,224	40,236,331
Danske Bank AS
5.91%, 12/31/49 (Call 06/16/14)[a,b,c]	18,925	17,552,937
Regions Bank
7.50%, 05/15/18	26,950	31,438,927
Regions Financial Corp.
5.75%, 06/15/15	13,420	14,320,118
7.75%, 11/10/14	4,250	4,707,442
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,940,423
Royal Bank of Scotland Group PLC
5.00%, 10/01/14[a]	26,750	27,017,500
5.05%, 01/08/15[a]	10,000	10,018,750
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	18,940	15,104,650

		896,327,826
BEVERAGES — 0.43%
Constellation Brands Inc.
4.63%, 03/01/23	3,650	3,709,313
6.00%, 05/01/22[a]	14,550	16,283,875
7.25%, 09/01/16	17,350	19,779,000
7.25%, 05/15/17[a]	14,299	16,465,298
8.38%, 12/15/14	12,250	13,933,916

		70,171,402

Security	Principal (000s)	Value

BUILDING MATERIALS — 1.03%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	$30,800	$33,264,000
6.88%, 08/15/18 (Call 08/15/14)[b]	7,520	8,086,256
Hanson Ltd.
6.13%, 08/15/16[a]	8,580	9,320,025
Lafarge SA
6.20%, 07/09/15[b]	1,225	1,309,219
6.50%, 07/15/16[a]	8,000	8,750,000
Masco Corp.
4.80%, 06/15/15[a]	4,000	4,217,500
5.95%, 03/15/22[a]	7,000	7,503,125
6.13%, 10/03/16[a]	37,320	40,398,900
7.13%, 03/15/20[a]	16,145	18,082,400
USG Corp.
6.30%, 11/15/16[a]	15,979	15,826,763
9.75%, 01/15/18	17,885	19,159,306

		165,917,494
CHEMICALS — 2.18%
Celanese U.S. Holdings LLC
5.88%, 06/15/21[a]	8,650	9,543,833
6.63%, 10/15/18 (Call 10/15/14)[a]	22,980	25,335,450
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)[a]	31,550	31,852,353
9.00%, 11/15/20 (Call 11/15/15)[a]	14,550	12,367,500
Hexion US Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	15,200	15,377,334
Huntsman International LLC
5.50%, 06/30/16 (Call 10/01/12)[a]	18,300	18,292,374
8.63%, 03/15/21 (Call 09/15/15)[a]	11,260	12,920,850
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	23,210	23,693,541

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

8.38%, 02/15/19 (Call 02/15/15)[b]	$27,050	$28,470,125
9.00%, 05/15/15 (Call 05/15/13)[b]	18,500	19,563,750
Ineos Group Holdings PLC
8.50%, 02/15/16 (Call 10/01/12)[a,b]	18,000	17,010,000
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	57,600	61,368,002
5.75%, 04/15/24 (Call 01/15/24)[a]	26,500	30,011,250
6.00%, 11/15/21[a]	26,550	30,300,188
Momentive Performance Materials Inc.
9.00%, 01/15/21 (Call 01/15/16)[a]	22,658	16,502,576

		352,609,126
COAL — 2.03%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	24,710	22,177,225
6.25%, 06/01/21 (Call 06/01/16)[a]	20,690	18,517,550
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	31,550	28,355,562
7.25%, 10/01/20 (Call 10/01/15)[a]	19,030	17,150,788
7.25%, 06/15/21 (Call 06/15/16)[a]	25,700	23,172,919
8.75%, 08/01/16 (Call 08/01/13)[a]	14,000	13,895,000
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)[a]	36,550	39,382,625
8.25%, 04/01/20 (Call 04/01/15)[a]	40,160	43,322,600
Peabody Energy Corp.
6.00%, 11/15/18[a,b]	45,100	46,219,982
6.25%, 11/15/21[a,b]	47,828	48,425,850

Security	Principal (000s)	Value

6.50%, 09/15/20[a]	$18,120	$18,829,701
7.38%, 11/01/16[a]	8,296	9,291,105

		328,740,907
COMMERCIAL SERVICES — 2.84%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)[a]	19,300	20,844,000
9.63%, 03/15/18 (Call 03/15/14)	16,120	17,812,600
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[a,b]	12,150	13,030,875
11.25%, 11/15/15 (Call 10/01/12)[a]	29,650	29,168,187
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)[a]	27,200	28,582,666
6.75%, 04/15/19 (Call 04/15/15)[a,b]	2,150	2,257,500
7.38%, 01/15/21 (Call 01/15/16)[a]	15,275	16,573,375
7.50%, 10/15/18 (Call 10/15/14)[a]	20,625	22,147,125
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	13,250	13,365,938
7.75%, 10/01/19 (Call 10/01/15)[a]	13,880	15,597,650
8.38%, 08/15/21 (Call 08/15/14)	16,300	18,113,375
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[a]	18,300	18,128,437
7.25%, 05/15/18[a]	13,520	13,486,200
7.63%, 06/15/20[a]	11,000	10,958,750
8.25%, 03/15/19[a]	14,350	14,529,375
RSC Equipment Rental Inc.
8.25%, 02/01/21 (Call 02/01/16)[a]	18,095	19,769,692

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[b]	$13,000	$13,203,125
8.00%, 02/15/20 (Call 02/15/15)[a]	18,000	19,137,690
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	7,750	9,146,938
United Rentals (North America) Inc.
8.38%, 09/15/20 (Call 09/15/15)[a]	24,385	26,137,672
9.25%, 12/15/19 (Call 12/15/14)	16,960	19,122,400
10.88%, 06/15/16 (Call 06/15/13)	16,930	18,982,762
UR Financing Escrow Corp.
5.75%, 07/15/18 (Call 07/15/15)[a,b]	18,700	19,597,017
7.38%, 05/15/20 (Call 05/15/16)[b]	27,050	28,606,276
7.63%, 04/15/22 (Call 04/15/17)[b]	28,350	30,547,125

		458,846,750
COMPUTERS — 0.91%
Seagate HDD Cayman
6.88%, 05/01/20 (Call 05/01/15)	24,945	26,472,881
7.00%, 11/01/21 (Call 05/01/16)	20,200	21,565,371
7.75%, 12/15/18 (Call 12/15/14)	26,215	28,770,962
SunGard Data Systems Inc.
7.38%, 11/15/18 (Call 11/15/13)[a]	30,725	32,658,116
7.63%, 11/15/20 (Call 11/15/15)[a]	27,160	29,129,100
10.25%, 08/15/15 (Call 10/01/12)	7,900	8,087,625

		146,684,055

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.43%
HD Supply Inc.
8.13%, 04/15/19 (Call 04/15/15)[b]	$31,440	$34,189,362
11.00%, 04/15/20 (Call 04/15/16)[a,b]	18,000	19,802,813
McJunkin Red Man Corp.
9.50%, 12/15/16 (Call 12/15/12)	14,870	16,208,300

		70,200,475
DIVERSIFIED FINANCIAL SERVICES — 4.84%
Aircastle Ltd.
6.75%, 04/15/17[a]	17,200	18,497,964
9.75%, 08/01/18 (Call 08/01/14)[a]	9,675	11,110,723
American General Finance Corp. Series I
5.40%, 12/01/15[a]	15,300	13,251,446
CNH Capital LLC
6.25%, 11/01/16[b]	14,770	15,988,525
E*Trade Financial Corp.
6.75%, 06/01/16[a]	17,300	17,977,583
12.50%, 11/30/17 (Call 11/30/12)	29,628	33,887,025
Ford Motor Credit Co. LLC
5.00%, 05/15/18	19,810	21,196,702
5.63%, 09/15/15	13,590	14,745,150
6.63%, 08/15/17	1,500	1,713,750
12.00%, 05/15/15	17,500	21,612,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 01/15/13)	21,400	22,546,158
8.00%, 01/15/18 (Call 01/15/14)[b]	7,600	8,094,000
8.00%, 01/15/18 (Call 01/15/14)[a]	61,995	66,063,422
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[b,c]	11,000	8,360,000

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

International Lease Finance Corp.
4.88%, 04/01/15[a]	$22,000	$22,624,012
5.65%, 06/01/14	20,000	20,683,334
5.75%, 05/15/16	25,880	26,979,900
5.88%, 04/01/19[a]	23,050	23,683,875
5.88%, 08/15/22	18,000	17,910,000
6.25%, 05/15/19[a]	37,000	38,695,832
6.50%, 09/01/14[b]	35,000	37,447,568
6.63%, 11/15/13	15,000	15,674,904
6.75%, 09/01/16[b]	17,600	19,505,285
7.13%, 09/01/18[a,b]	10,350	11,818,406
8.25%, 12/15/20[a]	26,330	30,740,275
8.63%, 09/15/15	32,500	36,400,000
8.63%, 01/15/22[a]	11,500	13,554,028
8.75%, 03/15/17[a]	48,000	55,479,998
8.88%, 09/01/17[a]	27,000	31,409,999
Nuveen Investments Inc.
10.50%, 11/15/15 (Call 10/01/12)	28,020	28,580,400
Springleaf Finance Corp.
6.90%, 12/15/17	91,980	75,423,600

		781,656,364
ELECTRIC — 6.22%
AES Corp. (The)
7.38%, 07/01/21 (Call 06/01/21)[a]	31,200	35,802,000
7.75%, 10/15/15[a]	27,650	31,233,072
8.00%, 10/15/17	38,771	45,265,142
8.00%, 06/01/20	17,700	20,631,563
9.75%, 04/15/16	12,000	14,286,000
Calpine Construction Finance Co. LP
8.00%, 06/01/16 (Call 06/01/13)[b]	25,675	27,696,906
Calpine Corp.
7.25%, 10/15/17 (Call 10/15/13)[b]	53,125	56,843,750
7.50%, 02/15/21 (Call 11/01/15)[b]	58,670	65,270,375
7.88%, 07/31/20 (Call 07/31/15)[b]	32,450	36,262,875

Security	Principal (000s)	Value

7.88%, 01/15/23 (Call 01/15/17)[a,b]	$32,050	$36,136,375
Dolphin Subsidiary II Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	23,670	25,859,475
7.25%, 10/15/21 (Call 07/15/21)[b]	27,340	30,962,550
Edison Mission Energy
7.00%, 05/15/17[a]	40,043	20,989,207
7.20%, 05/15/19[a]	22,400	11,704,000
Energy Future Holdings Corp.
10.00%, 01/15/20 (Call 01/15/15)[a]	34,050	37,625,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)[a]	55,792	62,723,224
11.75%, 03/01/22 (Call 03/01/17)[a,b]	39,570	42,043,125
GenOn Energy Inc.
9.50%, 10/15/18[a]	19,160	21,123,900
9.88%, 10/15/20 (Call 10/15/15)[a]	19,400	21,259,166
Intergen NV
9.00%, 06/30/17 (Call 10/01/12)[a,b]	37,120	36,414,720
Ipalco Enterprises Inc.
5.00%, 05/01/18	10,000	10,437,912
7.25%, 04/01/16[b]	8,645	9,612,229
NRG Energy Inc.
7.38%, 01/15/17 (Call 10/01/12)[a]	10,000	10,375,000
7.63%, 01/15/18	38,780	41,397,650
7.63%, 05/15/19 (Call 05/15/14)	27,420	28,653,900
7.88%, 05/15/21 (Call 05/15/16)[a]	35,150	37,478,688
8.25%, 09/01/20 (Call 09/01/15)[a]	27,805	29,844,032

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

8.50%, 06/15/19 (Call 06/15/14)[a]	$21,405	$22,956,863
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[a,c]	10,000	10,270,833
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[b]	7,250	7,629,115
6.00%, 09/01/21[a]	5,575	6,031,286
6.50%, 12/15/20	20,460	22,915,200
RRI Energy Inc.
7.63%, 06/15/14[a]	10,800	11,542,500
7.88%, 06/15/17	24,970	26,499,413
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	49,400	39,767,000
15.00%, 04/01/21 (Call 10/01/15)[a]	27,400	10,366,332

		1,005,910,628
ELECTRONICS — 0.44%
Jabil Circuit Inc.
4.70%, 09/15/22	10,000	10,043,750
5.63%, 12/15/20[a]	8,086	8,712,665
8.25%, 03/15/18	13,000	15,567,500
NXP BV/NXP Funding LLC
9.75%, 08/01/18 (Call 08/01/14)[b]	32,610	37,155,019

		71,478,934
ENTERTAINMENT — 0.71%
AMC Entertainment Inc.
8.75%, 06/01/19 (Call 06/01/14)[a]	18,269	20,015,973
9.75%, 12/01/20 (Call 12/01/15)	16,720	18,475,600
Mohegan Tribal Gaming Authority
10.50%, 12/15/16 (Call 10/01/12)[a,b]	10,900	9,601,083

Security	Principal (000s)	Value

Pinnacle Entertainment Inc.
8.63%, 08/01/17 (Call 08/01/13)[a]	$11,250	$12,304,406
WMG Acquisition Corp.
9.50%, 06/15/16 (Call 06/15/13)[a]	29,320	32,123,725
11.50%, 10/01/18 (Call 10/01/14)[a]	20,490	22,551,807

		115,072,594
FOOD — 1.22%
ARAMARK Corp.
8.50%, 02/01/15 (Call 10/01/12)[a]	30,560	31,377,480
Dean Foods Co.
7.00%, 06/01/16[a]	13,390	14,210,137
9.75%, 12/15/18 (Call 12/15/14)[a]	16,605	18,500,738
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)[a]	37,650	37,579,406
Pinnacle Foods Finance LLC
8.25%, 09/01/17 (Call 09/01/13)[a]	12,590	13,376,875
9.25%, 04/01/15 (Call 10/01/12)[a]	19,750	20,256,094
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)[a]	7,000	7,153,125
7.75%, 07/01/17[a]	15,220	17,022,619
SUPERVALU Inc.
7.50%, 11/15/14 (Call 10/01/12)[a]	9,300	8,904,750
8.00%, 05/01/16[a]	32,900	29,198,750

		197,579,974
FOREST PRODUCTS & PAPER — 0.11%
Cascades Inc.
7.75%, 12/15/17 (Call 12/15/13)[a]	11,714	12,153,275
UPM-Kymmene Corp. OYJ
5.63%, 12/01/14[b]	5,000	5,249,902

		17,403,177

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

GAS — 0.34%
Sabine Pass LNG LP
7.50%, 11/30/16	$50,850	$54,282,375

		54,282,375
HEALTH CARE — PRODUCTS — 1.13%
Alere Inc.
8.63%, 10/01/18 (Call 10/01/14)	13,465	13,885,781
9.00%, 05/15/16 (Call 05/15/13)	8,375	8,751,875
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[b]	11,500	11,931,250
10.00%, 10/15/17 (Call 10/15/12)	20,120	21,310,098
11.63%, 10/15/17 (Call 10/15/12)	36,641	39,114,268
DJO Finance LLC/DJO Finance Corp.
10.88%, 11/15/14 (Call 10/01/12)	16,890	17,560,322
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[b]	2,950	3,119,625
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a,b]	44,750	45,645,000
12.50%, 11/01/19 (Call 11/01/15)[b]	23,790	21,528,092

		182,846,311
HEALTH CARE — SERVICES — 5.63%
Apria Healthcare Group Inc.
11.25%, 11/01/14 (Call 10/01/12)	20,690	21,422,772
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	15,550	16,016,500
7.13%, 07/15/20 (Call 07/15/16)[a]	14,000	14,694,166

Security	Principal (000s)	Value

Community Health Systems Inc.
8.00%, 11/15/19 (Call 11/15/15)	$61,900	$66,697,250
DaVita Inc.
5.75%, 08/15/22 (Call 08/15/17)	12,658	13,156,409
6.38%, 11/01/18 (Call 11/01/13)	21,425	22,906,897
6.63%, 11/01/20 (Call 11/01/14)[a]	23,000	24,552,500
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a,b]	26,400	28,104,999
5.88%, 01/31/22[b]	11,550	12,286,313
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[b]	16,700	17,702,000
6.50%, 09/15/18[b]	18,360	20,104,200
6.88%, 07/15/17	17,000	19,380,000
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)[a]	43,730	47,119,075
HCA Inc.
5.75%, 03/15/14[a]	4,000	4,199,282
5.88%, 03/15/22	37,500	39,843,750
6.38%, 01/15/15	19,000	20,348,086
6.50%, 02/15/16[a]	29,350	31,771,375
6.50%, 02/15/20	87,330	96,069,113
7.25%, 09/15/20 (Call 03/15/15)	39,710	43,912,640
7.50%, 02/15/22[a]	55,555	61,804,937
7.88%, 02/15/20 (Call 08/15/14)	35,260	39,358,975
8.00%, 10/01/18[a]	18,750	21,375,000
8.50%, 04/15/19 (Call 04/15/14)	39,000	44,021,250
Health Management Associates Inc.
6.13%, 04/15/16[a]	3,000	3,236,250
7.38%, 01/15/20 (Call 01/15/16)[a,b]	31,840	34,186,608

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Tenet Healthcare Corp.
6.25%, 11/01/18[a]	$23,850	$25,986,562
8.00%, 08/01/20 (Call 08/01/15)[a]	21,660	22,941,551
8.88%, 07/01/19 (Call 07/01/14)[a]	24,650	28,101,000
10.00%, 05/01/18 (Call 05/01/14)[a]	29,691	34,218,877
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)[a]	32,040	33,722,100

		909,240,437
HOLDING COMPANIES — DIVERSIFIED — 0.46%
Leucadia National Corp.
8.13%, 09/15/15[a]	11,975	13,531,750
Offshore Group Investments Ltd.
11.50%, 08/01/15 (Call 02/01/13)[a]	38,735	42,753,756
11.50%, 08/01/15 (Call 02/01/13)[a,b]	16,300	17,991,125

		74,276,631
HOME BUILDERS — 0.72%
Centex Corp.
6.50%, 05/01/16[a]	11,500	12,678,750
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16 (Call 10/15/12)[a]	22,640	23,828,600
Lennar Corp.
4.75%, 12/15/17[a,b]	9,525	9,477,375
12.25%, 06/01/17[a]	16,275	21,279,563
Standard Pacific Corp.
8.38%, 05/15/18[a]	12,725	14,236,094
8.38%, 01/15/21[a]	15,120	16,833,599
Toll Brothers Finance Corp.
5.88%, 02/15/22[a]	16,280	17,663,800

		115,997,781

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS & WARES — 2.23%
Jarden Corp.
7.50%, 05/01/17[a]	$20,580	$23,409,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 02/15/16)[a]	26,250	28,333,594
7.13%, 04/15/19 (Call 10/15/14)	41,540	44,759,350
7.75%, 10/15/16 (Call 10/15/12)	32,450	34,004,897
7.88%, 08/15/19 (Call 08/15/15)	40,260	44,688,600
8.25%, 02/15/21 (Call 02/15/16)	28,350	27,570,375
8.50%, 05/15/18 (Call 05/15/14)[a]	31,360	31,516,800
9.00%, 04/15/19 (Call 10/15/14)[a]	38,575	39,201,844
9.88%, 08/15/19 (Call 08/15/15)	62,671	66,222,359
Spectrum Brands Inc.
9.50%, 06/15/18 (Call 06/15/14)	18,761	21,371,906

		361,079,475
INSURANCE — 0.09%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[a,c]	13,442	15,088,645

		15,088,645
INTERNET — 0.44%
Equinix Inc.
7.00%, 07/15/21 (Call 07/15/16)[a]	21,550	24,136,000
8.13%, 03/01/18 (Call 03/01/14)	21,490	23,853,900
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	8,300	8,818,750

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

10.13%, 07/01/20 (Call 07/01/16)	$12,575	$13,486,687

		70,295,337
IRON & STEEL — 0.60%
Commercial Metals Co.
6.50%, 07/15/17	12,836	13,124,810
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)[b]	6,900	7,158,750
6.75%, 04/01/15 (Call 10/01/12)	12,820	13,077,682
United States Steel Corp.
6.05%, 06/01/17[a]	13,200	13,067,119
7.00%, 02/01/18[a]	16,690	16,856,900
7.38%, 04/01/20[a]	20,000	19,800,000
7.50%, 03/15/22 (Call 03/15/17)[a]	13,600	13,339,333

		96,424,594
LEISURE TIME — 0.05%
Travelport LLC
9.88%, 09/01/14 (Call 10/01/12)[a]	11,000	8,690,000

		8,690,000
LODGING — 3.67%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)[a]	24,290	26,066,206
7.50%, 04/15/21 (Call 04/15/15)[b]	3,000	3,217,500
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	13,250	13,724,693
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[a,b]	36,450	35,926,031
9.00%, 02/15/20 (Call 02/15/16)[b]	5,000	4,978,750
12.75%, 04/15/18 (Call 04/15/14)	28,145	19,631,138

Security	Principal (000s)	Value

CityCenter Holdings LLC/ CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)[a]	$26,440	$28,070,468
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)[a]	109,047	68,481,516
10.75%, 02/01/16 (Call 10/01/12)[a]	14,600	11,023,000
11.25%, 06/01/17 (Call 06/01/13)	59,910	64,574,419
MGM Resorts International
5.88%, 02/27/14[a]	12,600	13,104,000
6.63%, 07/15/15[a]	24,500	25,587,188
7.50%, 06/01/16[a]	20,420	21,308,270
7.63%, 01/15/17[a]	21,250	21,900,781
7.75%, 03/15/22[a]	26,000	26,178,750
8.63%, 02/01/19[a,b]	19,950	21,248,246
9.00%, 03/15/20 (Call 03/15/14)	25,140	28,093,950
10.00%, 11/01/16[a]	20,900	23,345,300
11.13%, 11/15/17 (Call 05/15/13)[a]	22,900	25,562,125
11.38%, 03/01/18[a]	28,670	33,024,256
Wynn Las Vegas LLC
5.38%, 03/15/22 (Call 03/15/17)[a,b]	23,250	23,749,875
7.75%, 08/15/20 (Call 08/15/15)[a]	48,170	53,719,584

		592,516,046
MACHINERY — 0.60%
Case New Holland Inc.
7.88%, 12/01/17[a]	38,900	45,658,875
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	16,150	17,859,208
9.50%, 02/15/18 (Call 02/15/14)[a]	12,630	14,019,300

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Terex Corp.
8.00%, 11/15/17 (Call 11/15/12)[a]	$18,779	$19,639,703

		97,177,086
MANUFACTURING — 0.78%
Bombardier Inc.
5.75%, 03/15/22[a,b]	15,050	15,238,125
7.50%, 03/15/18[a,b]	17,400	19,314,000
7.75%, 03/15/20[a,b]	30,120	33,885,000
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)[a]	36,860	40,546,000
SPX Corp.
6.88%, 09/01/17	15,550	17,241,062

		126,224,187
MEDIA — 7.77%
Cablevision Systems Corp.
7.75%, 04/15/18	28,500	30,851,250
8.00%, 04/15/20[a]	15,600	17,303,001
8.63%, 09/15/17[a]	27,050	30,972,250
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16 (Call 11/30/12)	40,325	44,256,687
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	44,580	47,774,901
6.63%, 01/31/22 (Call 01/31/17)[a]	18,400	20,056,000
7.00%, 01/15/19 (Call 01/15/14)[a]	41,725	45,219,469
7.25%, 10/30/17 (Call 10/30/13)[a]	28,730	31,432,416
7.38%, 06/01/20 (Call 12/01/15)[a]	21,820	24,138,375
7.88%, 04/30/18 (Call 04/30/13)	23,750	25,758,853
8.13%, 04/30/20 (Call 04/30/15)	19,550	21,993,750

Security	Principal (000s)	Value

Cengage Learning Acquisitions Inc.
10.50%, 01/15/15 (Call 10/01/12)[a,b]	$12,225	$8,812,188
11.50%, 04/15/20 (Call 04/15/16)[a,b]	20,940	21,928,833
12.00%, 06/30/19 (Call 06/30/15)[b]	20,450	17,689,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17 (Call 11/15/12)[b]	42,620	45,729,415
Clear Channel Communications Inc.
5.50%, 09/15/14[a]	5,600	4,781,000
9.00%, 03/01/21 (Call 03/01/16)[a]	54,490	46,634,357
10.75%, 08/01/16 (Call 10/01/12)[a]	27,620	17,414,410
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17 (Call 12/15/12)[a]	8,900	9,626,834
Series A
7.63%, 03/15/20 (Call 03/15/15)[a]	1,000	955,000
Series B
7.63%, 03/15/20 (Call 03/15/15)	59,830	58,214,590
9.25%, 12/15/17 (Call 12/15/12)	50,075	54,164,460
CSC Holdings LLC
6.75%, 11/15/21[a,b]	25,750	27,702,707
8.63%, 02/15/19	21,570	25,254,874
DISH DBS Corp.
4.63%, 07/15/17[a,b]	21,700	21,935,083
5.88%, 07/15/22[a,b]	39,900	40,149,375
6.75%, 06/01/21	57,080	60,808,037
7.13%, 02/01/16	40,834	44,815,315
7.75%, 05/31/15	20,500	22,838,281
7.88%, 09/01/19	42,080	48,297,320

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

McClatchy Co. (The)
11.50%, 02/15/17 (Call 02/15/13)	$25,520	$26,976,766
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.50%, 10/15/15 (Call 10/01/12)[a]	7,000	7,152,184
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[b]	27,050	24,345,000
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18 (Call 10/15/14)	31,740	35,846,363
Quebecor Media Inc.
7.75%, 03/15/16 (Call 10/01/12)[a]	18,400	18,986,500
Sirius XM Radio Inc.
5.25%, 08/15/22 (Call 08/15/17)[b]	8,250	8,234,531
8.75%, 04/01/15[b]	22,470	25,447,275
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (Call 03/15/15)[a,b]	3,500	3,829,583
8.13%, 12/01/17 (Call 12/01/12)[b]	6,150	6,672,750
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[b]	10,000	10,037,500
6.88%, 05/15/19 (Call 05/15/15)[b]	31,900	32,857,000
7.88%, 11/01/20 (Call 11/01/15)[b]	24,180	25,846,002
8.50%, 05/15/21 (Call 11/15/15)[a,b]	26,150	26,476,875
Videotron Ltee
5.00%, 07/15/22[a]	21,550	22,735,250
9.13%, 04/15/18 (Call 04/15/13)	23,850	25,996,500

Security	Principal (000s)	Value

WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[b]	$11,400	$11,856,000
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[a,b]	22,680	25,004,700

		1,255,809,060
METAL FABRICATE & HARDWARE — 0.29%
Commercial Metals Co.
7.35%, 08/15/18	12,450	13,072,500
Schaeffler Finance BV
7.75%, 02/15/17[b]	16,970	18,370,025
8.50%, 02/15/19 (Call 02/15/15)[a,b]	14,315	15,721,210

		47,163,735
MINING — 2.36%
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	28,750	26,863,281
6.38%, 02/01/16 (Call 02/01/13)[a,b]	15,500	14,860,625
6.88%, 02/01/18 (Call 02/01/14)[a,b]	24,850	23,607,500
6.88%, 04/01/22 (Call 04/01/17)[a,b]	31,250	28,828,125
7.00%, 11/01/15 (Call 11/01/12)[a,b]	56,600	55,703,835
8.25%, 11/01/19 (Call 11/01/15)[b]	43,920	43,123,950
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[b]	42,490	43,442,090
Novelis Inc.
7.25%, 02/15/15 (Call 10/01/12)	22,693	22,863,198
8.38%, 12/15/17 (Call 12/15/13)[a]	28,050	31,042,001
8.75%, 12/15/20 (Call 12/15/15)[a]	40,440	45,295,497

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Vulcan Materials Co.
6.50%, 12/01/16[a]	$7,650	$8,281,125
7.00%, 06/15/18	16,050	17,253,750
7.50%, 06/15/21	17,550	19,590,188

		380,755,165
OFFICE & BUSINESS EQUIPMENT — 0.52%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (Call 12/15/14)[a]	13,362	14,815,891
8.50%, 04/01/19 (Call 04/01/15)[a]	36,960	40,471,200
12.54%, 10/12/17 (Call 10/15/12)	26,100	27,992,250

		83,279,341
OIL & GAS — 7.99%
ATP Oil & Gas Corp.
11.88%, 05/01/15 (Call 05/01/13)[d]	7,000	1,811,250
Berry Petroleum Co.
6.38%, 09/15/22 (Call 03/15/17)[a]	18,000	19,170,000
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)[a]	15,420	15,299,561
7.63%, 10/01/19 (Call 10/01/15)[a]	8,800	9,077,750
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)[a,b]	13,300	14,039,813
8.25%, 09/01/21 (Call 09/01/16)	12,970	14,153,513
Chesapeake Energy Corp.
6.13%, 02/15/21[a]	36,430	36,316,156
6.50%, 08/15/17[a]	7,400	7,597,334
6.63%, 08/15/20[a]	47,050	48,304,668
6.78%, 03/15/19 (Call 11/15/12)[a]	41,600	41,860,000
6.88%, 08/15/18 (Call 08/15/13)[a]	18,250	18,751,875
7.25%, 12/15/18[a]	15,610	16,286,433
9.50%, 02/15/15[a]	30,806	33,681,226

Security	Principal (000s)	Value

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)[b]	$21,660	$20,468,700
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	15,800	16,906,000
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	11,250	11,605,652
5.50%, 04/01/23 (Call 10/01/17)	7,000	7,227,500
6.50%, 01/15/22 (Call 01/15/17)	17,730	19,059,750
7.00%, 01/15/21 (Call 01/15/16)[a]	22,160	24,689,934
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	4,071	4,223,663
5.00%, 09/15/22 (Call 03/15/17)[b]	16,800	17,430,000
7.13%, 04/01/21 (Call 04/01/16)	11,204	12,557,816
Denbury Resources Inc.
6.38%, 08/15/21 (Call 08/15/16)[a]	12,680	13,694,400
8.25%, 02/15/20 (Call 02/15/15)[a]	23,090	26,149,425
9.75%, 03/01/16 (Call 03/01/13)	16,200	17,496,000
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)[a]	23,500	26,222,083
Forest Oil Corp.
7.25%, 06/15/19 (Call 10/01/12)[a]	33,885	33,094,351
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	3,650	3,932,875

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

9.50%, 02/15/19 (Call 02/15/15)	$15,100	$17,100,750
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[b]	50,750	49,988,750
6.50%, 05/15/19 (Call 05/15/15)[a,b]	23,250	23,075,625
7.75%, 02/01/21 (Call 09/15/15)	21,210	22,129,099
8.63%, 04/15/20 (Call 04/15/15)	44,395	47,942,160
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	15,400	16,054,500
6.50%, 03/15/21 (Call 03/15/15)[b]	1,600	1,682,000
Newfield Exploration Co.
5.63%, 07/01/24	25,350	27,504,750
5.75%, 01/30/22[a]	21,000	22,959,999
6.88%, 02/01/20 (Call 02/01/15)[a]	26,585	29,010,881
7.13%, 05/15/18 (Call 05/15/13)	17,106	18,068,212
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	2,500	2,550,000
6.88%, 01/15/23 (Call 07/15/17)	10,550	10,780,781
7.25%, 02/01/19 (Call 02/01/15)	715	754,325
Pioneer Natural Resources Co.
7.50%, 01/15/20	3,825	4,783,813
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	12,000	12,630,000
6.63%, 05/01/21 (Call 05/01/16)[a]	23,460	25,024,001
6.75%, 02/01/22 (Call 02/01/17)	26,050	28,101,437

Security	Principal (000s)	Value

7.63%, 06/01/18 (Call 06/01/13)[a]	$7,975	$8,553,188
8.63%, 10/15/19 (Call 10/15/14)[a]	15,770	17,806,959
10.00%, 03/01/16 (Call 03/01/13)	12,150	13,182,750
Precision Drilling Corp.
6.50%, 12/15/21 (Call 12/15/16)[a]	13,030	13,669,221
6.63%, 11/15/20 (Call 11/15/15)[a]	10,270	10,732,150
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)[a]	18,010	18,482,762
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 10/01/12)[a]	16,100	15,194,375
11.75%, 01/01/16 (Call 07/01/13)	18,560	18,049,600
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[a]	20,500	21,277,292
5.75%, 06/01/21 (Call 06/01/16)	7,500	7,978,125
6.75%, 08/01/20 (Call 08/01/15)	14,000	15,365,000
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a,b]	67,270	69,119,925
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	29,020	28,729,800
7.50%, 02/15/23 (Call 08/15/17)[b]	10,700	10,713,375
8.00%, 06/01/18 (Call 06/01/13)[a,b]	23,825	24,837,562
8.13%, 10/15/22 (Call 04/15/17)[b]	19,050	19,692,937
8.75%, 01/15/20 (Call 01/15/15)[a]	16,075	17,015,387

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Tesoro Corp.
6.50%, 06/01/17 (Call 10/01/12)	$14,545	$15,041,955
WPX Energy Inc.
5.25%, 01/15/17 [a]	14,200	15,052,000
6.00%, 01/15/22 (Call 10/15/21)[a]	37,640	40,086,600

		1,291,829,774
OIL & GAS SERVICES — 0.60%
CGGVeritas
6.50%, 06/01/21 (Call 06/01/16)	22,560	23,490,600
7.75%, 05/15/17 (Call 10/01/12)	14,685	15,364,181
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 12/15/13)[a,b]	20,600	20,378,878
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	12,050	12,810,656
7.13%, 12/15/21 (Call 12/15/16)	22,310	24,764,100

		96,808,415
PACKAGING & CONTAINERS — 1.38%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[b]	15,550	16,618,854
9.13%, 10/15/20 (Call 10/15/15)[a,b]	15,676	16,306,540
Ball Corp.
5.00%, 03/15/22	18,700	19,527,163
5.75%, 05/15/21 (Call 11/15/15)	14,000	15,090,834
6.75%, 09/15/20 (Call 03/15/15)	16,230	17,984,869
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	16,950	18,231,844
9.75%, 01/15/21 (Call 01/15/16)[a]	22,650	25,198,125

Security	Principal (000s)	Value

Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17 (Call 05/15/13)	$12,520	$13,480,346
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	19,950	22,061,374
Sealed Air Corp.
7.88%, 06/15/17 (Call 06/15/13)[a]	15,989	17,248,134
8.13%, 09/15/19 (Call 09/15/15)[a,b]	12,910	14,356,995
8.38%, 09/15/21 (Call 09/15/16)[a,b]	24,420	27,411,450

		223,516,528
PHARMACEUTICALS — 1.69%
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)[a]	18,950	20,477,844
7.00%, 12/15/20 (Call 12/15/15)[a]	9,750	10,530,000
7.25%, 01/15/22 (Call 07/15/16)	13,000	14,121,250
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	33,985	37,397,662
Mylan Inc.
6.00%, 11/15/18 (Call 11/15/14)[b]	17,400	18,607,125
7.63%, 07/15/17 (Call 07/15/14)[a,b]	16,100	17,830,750
7.88%, 07/15/20 (Call 07/15/15)[b]	31,150	35,238,437
Valeant Pharmaceuticals International Inc.
6.50%, 07/15/16 (Call 07/15/13)[a,b]	21,550	22,843,000
6.75%, 10/01/17 (Call 10/01/14)[b]	14,400	15,408,000

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.75%, 08/15/21 (Call 02/15/16)[a,b]	$19,220	$19,508,300
6.88%, 12/01/18 (Call 12/01/14)[b]	25,750	27,198,437
7.00%, 10/01/20 (Call 10/01/15)[a,b]	18,435	19,103,269
7.25%, 07/15/22 (Call 07/15/16)[a,b]	14,650	15,181,063

		273,445,137
PIPELINES — 3.10%
Access Midstream Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)[a]	21,530	22,376,247
El Paso Corp.
7.00%, 06/15/17	23,015	26,197,360
7.25%, 06/01/18	12,400	14,260,000
8.25%, 02/15/16[a]	3,800	4,175,056
Energy Transfer Equity LP
7.50%, 10/15/20[a]	59,230	68,425,458
Enterprise Products Operating LLC
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	3,788	4,233,090
Series B
7.03%, 01/15/68 (Call 01/15/18)[c]	20,530	22,925,167
EP Energy LLC/EP Energy Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)[a,b]	19,900	21,366,371
9.38%, 05/01/20 (Call 05/01/16)[a,b]	56,065	60,830,525
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	24,140	25,870,033
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16[a]	9,845	10,484,925

Security	Principal (000s)	Value

MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	$2,300	$2,346,000
6.25%, 06/15/22 (Call 12/15/16)	20,525	21,807,813
6.50%, 08/15/21 (Call 02/15/16)	12,000	12,855,000
6.75%, 11/01/20 (Call 11/01/15)	19,540	21,005,500
NGPL PipeCo LLC
7.12%, 12/15/17 [a,b]	40,390	41,803,650
9.63%, 06/01/19 (Call 06/01/15)[a,b]	14,350	15,856,142
Regency Energy Partners LP/ Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 07/15/16)	13,500	14,411,250
6.88%, 12/01/18 (Call 12/01/14)	22,680	24,399,899
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	12,000	11,820,000
5.63%, 04/15/20[a,b]	24,290	23,060,319
6.85%, 07/15/18[b]	9,250	9,375,903
Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
6.38%, 08/01/22 (Call 02/01/17)[a,b]	7,750	8,090,686
6.88%, 02/01/21 (Call 02/01/16)[a]	12,400	13,340,342

		501,316,736
REAL ESTATE — 0.54%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[a,b]	18,170	19,753,236
7.88%, 02/15/19 (Call 02/15/15)[a,b]	15,150	15,642,375

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

9.00%, 01/15/20 (Call 01/15/16)[a,b]	$7,400	$7,992,000
11.50%, 04/15/17 (Call 04/15/13)[a]	4,225	4,494,344
13.38%, 04/15/18 (Call 04/15/13)(a)	6,526	5,677,620
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	29,985	33,036,474

		86,596,049
REAL ESTATE INVESTMENT TRUSTS — 0.65%
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)[a]	16,420	17,597,861
10.00%, 10/01/14	2,400	2,748,000
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)[a]	18,100	19,864,750
6.00%, 11/01/20 (Call 11/01/15)[a]	14,470	16,073,758
9.00%, 05/15/17 (Call 05/15/13)[a]	7,050	7,719,750
iStar Financial Inc.
5.95%, 10/15/13	14,080	14,024,995
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)[b]	10,300	11,021,000
6.75%, 10/15/22 (Call 10/15/15)	14,650	16,188,250

		105,238,364
RETAIL — 3.42%
AmeriGas Finance LLC/ AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	10,350	11,022,750
7.00%, 05/20/22 (Call 05/20/17)[a]	31,260	33,526,350
AmeriGas Partners LP/ AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)	14,980	15,654,100

Security	Principal (000s)	Value

Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	$18,360	$21,061,215
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	15,150	13,016,375
9.00%, 03/15/19 (Call 03/15/15)[a,b]	12,400	12,865,000
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	11,000	9,845,000
Limited Brands Inc.
5.63%, 02/15/22	20,350	21,367,500
6.63%, 04/01/21	32,540	36,390,566
6.90%, 07/15/17	24,362	27,650,870
7.00%, 05/01/20[a]	12,160	13,588,800
8.50%, 06/15/19	14,050	16,930,250
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)[a]	24,855	26,408,437
QVC Inc.
5.13%, 07/02/22[b]	10,000	10,375,000
7.38%, 10/15/20 (Call 04/15/15)[b]	9,514	10,558,899
7.50%, 10/01/19 (Call 10/01/14)[b]	28,900	31,716,883
Rite Aid Corp.
7.50%, 03/01/17 (Call 10/01/12)[a]	13,800	14,248,500
8.00%, 08/15/20 (Call 08/15/15)[a]	22,300	25,115,375
9.25%, 03/15/20 (Call 03/15/16)[a]	28,100	28,872,750
9.50%, 06/15/17 (Call 10/01/12)[a]	18,835	19,423,594
9.75%, 06/12/16 (Call 06/12/13)	3,000	3,296,250
10.38%, 07/15/16 (Call 10/01/12)[a]	19,700	20,808,125

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	$8,700	$9,356,125
6.88%, 11/15/19 (Call 11/15/15)[a]	22,450	25,087,875
Sears Holdings Corp.
6.63%, 10/15/18[a]	27,195	24,520,826
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
7.38%, 08/01/21 (Call 08/01/16)[b]	17,207	18,239,420
7.50%, 10/01/18 (Call 10/01/14)[b]	18,745	20,150,875
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a,b]	10,050	10,024,875
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/01/13)	19,775	21,357,000

		552,479,585
SEMICONDUCTORS — 0.94%
Advanced Micro Devices Inc.
7.50%, 08/15/22[b]	6,405	6,324,938
7.75%, 08/01/20 (Call 08/01/15)[a]	17,300	17,473,000
8.13%, 12/15/17 (Call 12/15/13)[a]	14,620	15,204,800
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)[a]	22,200	21,829,999
8.88%, 12/15/14 (Call 10/01/12)[a]	2,672	2,732,120
9.25%, 04/15/18 (Call 04/15/14)[b]	31,100	33,549,125
10.13%, 12/15/16 (Call 10/01/12)[a]	12,678	13,248,510
10.13%, 03/15/18 (Call 03/15/14)[a,b]	22,099	24,143,157

Security	Principal (000s)	Value

10.75%, 08/01/20 (Call 08/01/15)	$16,330	$17,595,575

		152,101,224
SHIPBUILDING — 0.22%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)[a]	14,785	15,839,117
7.13%, 03/15/21 (Call 03/15/16)[a]	17,960	19,419,250

		35,258,367
SOFTWARE — 2.68%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)[a]	18,100	18,844,158
7.63%, 07/15/17 (Call 07/15/13)[a]	18,200	20,031,375
7.88%, 07/15/20 (Call 07/15/14)	21,130	23,683,208
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	4,250	4,228,750
7.38%, 06/15/19 (Call 06/15/15)[a,b]	46,950	48,539,258
8.25%, 01/15/21 (Call 01/15/16)[a,b]	59,752	59,303,860
8.88%, 08/15/20 (Call 08/15/15)[a,b]	10,000	10,883,333
9.88%, 09/24/15 (Call 10/01/12)[a]	13,158	13,385,373
10.55%, 09/24/15 (Call 10/01/12)[a]	33,320	34,153,000
11.25%, 03/31/16 (Call 10/01/12)[a]	66,275	63,789,687
12.63%, 01/15/21 (Call 01/15/16)	85,732	86,767,925
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a,b]	25,100	26,989,470

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Lawson Software Inc.
11.50%, 07/15/18 (Call 07/15/15)[b]	$19,670	$22,402,570

		433,001,967
TELECOMMUNICATIONS — 13.65%
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	28,890	26,362,125
9.75%, 11/01/15 (Call 10/01/12)[a]	19,120	16,562,700
10.13%, 11/01/15 (Call 10/01/12)[a]	10,322	8,980,140
CenturyLink Inc.
5.80%, 03/15/22	36,750	39,134,193
6.00%, 04/01/17	9,900	10,880,485
6.45%, 06/15/21[a]	33,000	36,606,388
Cincinnati Bell Inc.
8.25%, 10/15/17 (Call 10/15/13)[a]	15,250	16,279,375
8.38%, 10/15/20 (Call 10/15/15)[a]	21,300	22,569,124
8.75%, 03/15/18 (Call 03/15/14)[a]	23,020	23,278,975
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/01/12)[a,b]	79,870	79,071,300
12.00%, 12/01/17 (Call 12/01/14)[a,b]	13,650	12,546,625
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	44,010	46,826,640
Cricket Communications Inc.
7.75%, 05/15/16 (Call 10/01/12)	32,213	34,004,848
7.75%, 10/15/20 (Call 10/15/15)[a]	48,900	47,351,498
Crown Castle International Corp.
7.13%, 11/01/19 (Call 11/01/14)[a]	16,750	18,129,642

Security	Principal (000s)	Value

9.00%, 01/15/15 (Call 01/15/13)	$19,600	$21,224,350
Digicel Group Ltd.
8.88%, 01/15/15 (Call 10/01/12)[b]	21,800	22,127,000
9.13%, 01/15/15 (Call 10/01/12)[b]	9,750	9,951,520
10.50%, 04/15/18 (Call 04/15/14)[a,b]	28,400	30,743,000
Digicel Ltd.
8.25%, 09/01/17 (Call 09/01/13)[a,b]	24,450	25,776,413
12.00%, 04/01/14 (Call 10/01/12)[b]	5,000	5,587,500
Embarq Corp.
7.08%, 06/01/16	12,250	14,297,068
Frontier Communications Corp.
7.13%, 03/15/19[a]	11,500	12,075,000
7.13%, 01/15/23[a]	12,500	12,687,500
7.88%, 04/15/15[a]	8,800	9,779,000
8.13%, 10/01/18[a]	12,950	14,358,313
8.25%, 04/15/17[a]	39,370	43,946,762
8.50%, 04/15/20[a]	49,315	54,988,691
8.75%, 04/15/22	16,010	17,841,144
Hughes Satellite Systems Corp.
6.50%, 06/15/19	33,920	36,336,800
7.63%, 06/15/21[a]	26,390	29,193,937
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 02/15/13)	80,230	84,341,787
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)[a]	33,840	36,462,600
7.25%, 10/15/20 (Call 10/15/15)[a]	42,920	46,302,096
7.25%, 10/15/20 (Call 10/15/15)[b]	22,250	24,003,300
7.50%, 04/01/21 (Call 04/01/16)[a]	43,265	46,942,525
8.50%, 11/01/19 (Call 11/01/14)[a]	12,000	13,335,000

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

11.25%, 06/15/16 (Call 10/01/12)[a]	$18,244	$19,202,722
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	14,850	16,594,875
Level 3 Financing Inc.
7.00%, 06/01/20 (Call 06/01/16)[b]	6,300	6,256,688
8.13%, 07/01/19 (Call 07/01/15)	34,830	36,484,425
8.63%, 07/15/20 (Call 01/15/16)[a]	28,070	29,941,334
8.75%, 02/15/17 (Call 09/05/12)	24,710	25,792,174
9.38%, 04/01/19 (Call 04/01/15)[a]	17,430	19,114,901
10.00%, 02/01/18 (Call 02/01/14)	15,350	16,821,041
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)[a]	30,320	31,482,266
7.88%, 09/01/18 (Call 09/01/14)[a]	30,665	33,041,537
Nextel Communications Inc.
5.95%, 03/15/14 (Call 09/11/12)	25,000	25,052,083
Series D
7.38%, 08/01/15 (Call 09/11/12)[a]	23,167	23,266,618
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	45,050	34,913,750
8.88%, 12/15/19 (Call 12/15/14)	12,660	10,328,450
10.00%, 08/15/16 (Call 08/15/13)[a]	22,210	21,571,463
Nokia OYJ
5.38%, 05/15/19[a]	3,800	3,216,700
PAETEC Holding Corp.
8.88%, 06/30/17 (Call 06/30/13)	18,240	19,808,640

Security	Principal (000s)	Value

9.88%, 12/01/18 (Call 12/01/14)	$11,700	$13,264,875
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)	17,440	18,547,789
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	3,408	3,565,620
Sprint Nextel Corp.
6.00%, 12/01/16[a]	38,250	39,007,989
7.00%, 03/01/20[a,b]	15,950	17,030,613
7.00%, 08/15/20[a]	21,850	22,323,417
8.38%, 08/15/17[a]	52,420	57,662,000
9.00%, 11/15/18[a,b]	94,470	111,474,600
9.13%, 03/01/17[a]	36,100	40,432,000
11.50%, 11/15/21[a]	32,420	40,525,000
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a,b]	32,200	33,997,832
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a,b]	20,170	21,934,875
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	23,250	24,703,125
Virgin Media Finance PLC
5.25%, 02/15/22 [a]	17,200	17,995,500
8.38%, 10/15/19 (Call 10/15/14)	16,050	18,069,624
Series 1
9.50%, 08/15/16 (Call 08/15/13)	30,337	33,863,676
West Corp.
7.88%, 01/15/19 (Call 11/15/14)[a]	14,450	14,317,541
8.63%, 10/01/18 (Call 10/01/14)[a]	16,490	16,709,866
11.00%, 10/15/16 (Call 10/01/12)[a]	11,600	12,172,750

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)[b]	$45,900	$42,457,500
7.25%, 02/15/18 (Call 11/15/13)[a,b]	5,400	4,995,000
11.75%, 07/15/17 (Call 07/15/13)[b]	59,085	53,865,827
Windstream Corp.
7.00%, 03/15/19 (Call 10/01/12)[a]	18,580	18,827,733
7.50%, 06/01/22 (Call 06/01/17)[a]	11,350	11,591,188
7.50%, 04/01/23 (Call 04/01/16)[a]	16,750	17,043,125
7.75%, 10/15/20 (Call 10/15/15)[a]	37,240	39,102,000
7.88%, 11/01/17 [a]	33,100	36,134,168

		2,205,390,264
TRANSPORTATION — 0.55%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[b]	22,500	21,909,375
11.50%, 04/01/18 (Call 04/01/14)[a,b]	23,320	20,754,800
12.75%, 03/31/20 (Call 03/31/15)[a,b]	19,600	16,562,000
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	28,825	29,570,027

		88,796,202

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,085,849,875)		15,624,923,867

SHORT-TERM INVESTMENTS — 22.02%

MONEY MARKET FUNDS — 22.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[e,f,g]	3,046,035,225	3,046,035,225

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	272,680,234	$272,680,234
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	239,914,286	239,914,286

		3,558,629,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,558,629,745)		3,558,629,745

TOTAL INVESTMENTS IN SECURITIES —118.71%
(Cost: $18,644,479,620)		19,183,553,612
Other Assets, Less Liabilities — (18.71)%		(3,023,394,908)

NET ASSETS — 100.00%		$16,160,158,704

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.66%

ADVERTISING — 0.23%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$28,608	$29,847,776
4.45%, 08/15/20	15,455	16,995,091
5.90%, 04/15/16	7,747	8,927,541

		55,770,408
AEROSPACE & DEFENSE — 1.40%
Boeing Co. (The)
4.88%, 02/15/20	11,503	13,897,383
L-3 Communications Corp.
4.75%, 07/15/20	7,023	7,604,449
5.20%, 10/15/19[a]	19,090	21,260,756
Lockheed Martin Corp.
3.35%, 09/15/21[a]	24,854	25,700,279
4.25%, 11/15/19[a]	10,428	11,705,243
Series B
6.15%, 09/01/36	15,000	19,530,665
Raytheon Co.
3.13%, 10/15/20	4,545	4,877,688
United Technologies Corp.
1.80%, 06/01/17	26,989	27,858,332
3.10%, 06/01/22[a]	42,354	44,926,209
4.50%, 04/15/20	22,575	26,559,826
4.50%, 06/01/42	43,600	49,167,656
5.38%, 12/15/17	9,888	11,993,452
5.70%, 04/15/40	19,790	25,876,743
6.13%, 02/01/19	26,469	32,937,661
6.13%, 07/15/38	9,500	12,869,546

		336,765,888
AGRICULTURE — 2.08%
Altria Group Inc.
2.85%, 08/09/22	15,000	14,788,800
4.13%, 09/11/15	13,784	15,063,982
4.25%, 08/09/42	10,000	9,595,600
4.75%, 05/05/21[a]	46,784	53,763,003
9.25%, 08/06/19	16,158	22,929,333
9.70%, 11/10/18	59,531	85,186,283
9.95%, 11/10/38	13,535	22,740,560
10.20%, 02/06/39	29,297	50,225,312

Security	Principal (000s)	Value

Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	$14,955	$17,243,115
5.77%, 03/01/41	16,000	20,817,242
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	13,673	16,731,463
8.13%, 06/23/19	703	900,744
Philip Morris International Inc.
2.50%, 05/16/16	25,910	27,275,069
2.50%, 08/22/22	15,000	14,959,500
2.90%, 11/15/21[a]	11,795	12,223,218
3.88%, 08/21/42	5,000	5,010,000
4.38%, 11/15/41	10,500	11,356,618
4.50%, 03/26/20	19,089	22,184,102
5.65%, 05/16/18	37,362	45,567,151
6.38%, 05/16/38	22,140	30,661,834
Reynolds American Inc.
7.63%, 06/01/16	104	124,988

		499,347,917
AUTO MANUFACTURERS — 0.28%
Daimler Finance North America LLC
8.50%, 01/18/31	21,500	33,574,830
Ford Motor Co.
7.45%, 07/16/31[a]	26,750	32,935,938

		66,510,768
BANKS — 24.52%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	17,243	17,390,181
American Express Bank FSB
6.00%, 09/13/17	10,940	13,191,909
Bank of America Corp.
3.63%, 03/17/16	22,820	23,735,965
3.70%, 09/01/15	21,080	21,957,383
3.88%, 03/22/17[a]	11,339	11,938,264
4.50%, 04/01/15	8,000	8,471,387
4.75%, 08/01/15	11,050	11,821,878
5.00%, 05/13/21	68,060	72,475,168
5.42%, 03/15/17[a]	780	830,619
5.63%, 10/14/16[a]	2,100	2,329,280
5.63%, 07/01/20	43,670	48,258,503
5.65%, 05/01/18	24,180	26,919,594
5.70%, 01/24/22	51,910	58,465,543

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.75%, 08/15/16[a]	$160	$170,963
5.75%, 12/01/17[a]	20,800	23,221,099
5.88%, 01/05/21	11,305	12,666,080
5.88%, 02/07/42[a]	5,871	6,596,100
6.00%, 09/01/17	13,815	15,532,850
6.50%, 08/01/16	57,500	65,459,857
7.63%, 06/01/19[a]	12,650	15,382,330
Series 1
3.75%, 07/12/16	35,300	36,904,025
Bank of America N.A.
5.30%, 03/15/17	20,500	22,299,613
6.00%, 10/15/36	6,895	7,707,783
Bank of Montreal
2.50%, 01/11/17	28,555	30,011,225
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16[a]	19,440	20,280,613
2.40%, 01/17/17 (Call 12/18/16)[a]	5,000	5,240,446
3.55%, 09/23/21 (Call 08/23/21)	15,420	16,596,288
Bank of Nova Scotia
2.05%, 10/07/15[a]	11,500	11,886,859
2.55%, 01/12/17	23,321	24,552,465
2.90%, 03/29/16	25,986	27,563,576
4.38%, 01/13/21[a]	10,516	12,097,712
Barclays Bank PLC
3.90%, 04/07/15	2,000	2,096,166
5.00%, 09/22/16[a]	34,037	37,289,065
5.13%, 01/08/20	49,605	53,469,066
5.14%, 10/14/20[a]	16,499	16,488,276
6.75%, 05/22/19	33,314	38,910,585
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	11,046	11,149,832
2.15%, 03/22/17 (Call 02/22/17)	15,935	16,434,639
3.20%, 03/15/16 (Call 02/16/16)	6,355	6,799,885
5.20%, 12/23/15[a]	11,148	12,365,005
BNP Paribas SA
3.60%, 02/23/16[a]	41,336	43,221,058

Security	Principal (000s)	Value

5.00%, 01/15/21[a]	$48,770	$52,316,554
Canadian Imperial Bank of Commerce
2.35%, 12/11/15[a]	14,303	15,030,665
Capital One Financial Corp.
3.15%, 07/15/16[a]	27,702	29,310,860

4.75%, 07/15/21	18,500	20,675,433
6.15%, 09/01/16	297	333,792
6.75%, 09/15/17	8,767	10,684,697
Citigroup Inc.
3.95%, 06/15/16[a]	45,038	47,536,348
4.45%, 01/10/17	43,338	46,622,587
4.50%, 01/14/22	43,220	45,507,822
4.59%, 12/15/15[a]	44,600	47,805,152
4.75%, 05/19/15	23,651	25,301,747
5.30%, 01/07/16[a]	2,380	2,584,680
5.38%, 08/09/20	33,012	36,647,130
5.50%, 02/15/17[a]	55,370	59,508,907
5.85%, 08/02/16	549	608,279
5.85%, 12/11/34	1,000	1,132,821
5.88%, 02/22/33	2,250	2,262,099
5.88%, 05/29/37	24,000	27,336,768
5.88%, 01/30/42	30,750	35,743,093
6.00%, 08/15/17	14,855	17,000,554
6.13%, 11/21/17	25,264	29,107,918
6.13%, 05/15/18	19,575	22,629,385
6.13%, 08/25/36	30,410	32,042,105
6.63%, 06/15/32	5,000	5,534,814
6.88%, 03/05/38	32,050	40,842,655
8.13%, 07/15/39	61,355	89,194,402
8.50%, 05/22/19	80,984	103,321,007
Credit Suisse New York
4.38%, 08/05/20[a]	40,130	44,667,499
5.30%, 08/13/19[a]	86,602	101,143,775
5.40%, 01/14/20[a]	20,070	21,579,045
6.00%, 02/15/18	17,708	19,570,589
Deutsche Bank AG London
3.25%, 01/11/16[a]	34,902	36,406,887
6.00%, 09/01/17	56,534	65,793,432
Fifth Third Bancorp
3.63%, 01/25/16	22,035	23,622,033
8.25%, 03/01/38	16,060	22,237,625

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
3.63%, 02/07/16[a]	$69,820	$72,202,656
3.70%, 08/01/15[a]	35,924	37,394,729
5.25%, 07/27/21[a]	74,905	79,419,097
5.35%, 01/15/16	27,787	30,154,639
5.38%, 03/15/20	35,582	38,210,620
5.63%, 01/15/17[a]	8,610	9,242,538
5.75%, 10/01/16[a]	9,290	10,351,704
5.75%, 01/24/22[a]	35,950	39,552,359
5.95%, 01/18/18	19,660	22,154,854
5.95%, 01/15/27	5,000	5,048,393
6.00%, 06/15/20	23,500	26,254,621
6.13%, 02/15/33[a]	14,000	15,240,872
6.15%, 04/01/18	80,586	91,496,313
6.25%, 09/01/17	43,620	49,821,673
6.25%, 02/01/41[a]	47,582	52,451,195
6.45%, 05/01/36	4,000	4,025,030
6.75%, 10/01/37	85,337	88,724,964
7.50%, 02/15/19[a]	15,250	18,181,507
HSBC Bank (USA) N.A.
4.88%, 08/24/20	32,400	34,298,747
5.63%, 08/15/35	1,190	1,276,995
HSBC Holdings PLC
4.00%, 03/30/22[a]	11,277	12,031,183
4.88%, 01/14/22	13,000	14,753,743
5.10%, 04/05/21[a]	61,130	69,988,960
6.10%, 01/14/42	14,500	18,896,400
6.50%, 05/02/36	11,250	13,114,406
6.50%, 09/15/37	84,293	98,368,709
6.80%, 06/01/38	17,402	20,830,194
HSBC USA Inc.
5.00%, 09/27/20[a]	3,000	3,138,432
J.P. Morgan Chase & Co.
2.60%, 01/15/16	12,600	13,053,285
3.15%, 07/05/16[a]	58,850	62,156,611
3.40%, 06/24/15[a]	5,750	6,100,146
3.45%, 03/01/16[a]	60,694	64,533,606
4.25%, 10/15/20	34,340	37,408,142
4.35%, 08/15/21	64,670	70,752,679
4.40%, 07/22/20[a]	4,250	4,698,396
4.50%, 01/24/22	54,463	60,247,243

Security	Principal (000s)	Value

4.63%, 05/10/21[a]	$22,250	$24,700,014
5.15%, 10/01/15	23,810	26,038,997
5.40%, 01/06/42[a]	18,750	22,131,062
5.50%, 10/15/40	6,250	7,430,812
5.60%, 07/15/41[a]	30,750	37,368,000
6.00%, 01/15/18[a]	50,220	59,917,482
6.13%, 06/27/17	790	923,728
6.30%, 04/23/19[a]	83,190	101,071,275
6.40%, 05/15/38	34,805	45,365,088
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	27,280	32,079,008
KeyCorp
3.75%, 08/13/15[a]	10,385	11,145,943
5.10%, 03/24/21	19,651	22,513,317
Lloyds TSB Bank PLC
4.20%, 03/28/17	22,260	23,476,398
4.88%, 01/21/16	12,709	13,595,071
6.38%, 01/21/21	12,533	14,462,909
Morgan Stanley
3.45%, 11/02/15[a]	30,250	30,357,136
3.80%, 04/29/16[a]	69,000	69,347,760
4.75%, 03/22/17[a]	24,500	25,111,050
5.00%, 08/31/25 (Call 11/30/12)[b]	2,500	2,490,433
5.38%, 10/15/15	8,640	9,080,238
5.45%, 01/09/17	47,750	49,999,235
5.50%, 01/26/20[a]	31,563	32,122,233
5.50%, 07/24/20[a]	19,750	20,192,005
5.50%, 07/28/21	57,820	58,957,001
5.63%, 09/23/19[a]	46,017	47,451,580
5.75%, 10/18/16	16,115	17,097,075
5.75%, 01/25/21[a]	59,770	61,367,712
5.95%, 12/28/17	21,085	22,461,728
6.00%, 04/28/15	15,176	16,133,232
6.25%, 08/28/17[a]	24,736	26,737,162
6.38%, 07/24/42	20,000	20,153,300
6.63%, 04/01/18[a]	43,080	46,954,525
7.25%, 04/01/32[a]	16,162	18,183,304
7.30%, 05/13/19[a]	54,555	61,010,493
Series F
5.55%, 04/27/17	15,250	16,089,326

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

National Australia Bank Ltd. New York
2.75%, 03/09/17[a]	$10,500	$10,846,013
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	267	283,453
3.30%, 03/08/22 (Call 02/06/22)[a,c]	14,638	15,373,047
4.38%, 08/11/20[c]	9,008	10,108,890
5.13%, 02/08/20[c]	18,839	22,159,990
Rabobank Nederland
2.13%, 10/13/15	20,723	21,149,077
3.38%, 01/19/17[a]	35,699	37,565,583
3.88%, 02/08/22[a]	54,660	56,809,051
4.50%, 01/11/21[a]	22,440	24,452,868
5.25%, 05/24/41[a]	26,150	30,189,194
Royal Bank of Canada
2.30%, 07/20/16[a]	20,080	20,938,520
2.63%, 12/15/15	16,372	17,249,375
2.88%, 04/19/16[a]	13,600	14,457,752
Royal Bank of Scotland Group PLC
3.95%, 09/21/15	29,571	30,900,808
4.38%, 03/16/16[a]	22,837	24,015,846
5.63%, 08/24/20	29,931	32,719,596
6.13%, 01/11/21[a]	22,280	25,339,862
6.40%, 10/21/19[a]	22,992	25,316,261
State Street Corp.
2.88%, 03/07/16[a]	16,159	17,273,935
4.38%, 03/07/21	90	103,026
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	15,000	15,117,867
3.20%, 07/18/22[a]	10,000	10,128,730
Svenska Handelsbanken AB
2.88%, 04/04/17[a]	5,686	5,927,939
3.13%, 07/12/16[a]	18,740	19,699,614
Toronto-Dominion Bank (The)
2.38%, 10/19/16[a]	42,708	44,864,540
2.50%, 07/14/16[a]	12,975	13,670,330
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	16,000	16,316,640
2.20%, 11/15/16 (Call 10/14/16)	21,569	22,574,978

Security	Principal (000s)	Value

3.00%, 03/15/22 (Call 02/15/22)	$16,087	$16,706,724
4.13%, 05/24/21 (Call 04/23/21)	18,049	20,363,198
UBS AG Stamford
4.88%, 08/04/20[a]	16,325	18,089,635
5.75%, 04/25/18	59,336	68,357,250
5.88%, 12/20/17[a]	51,698	59,924,703
Series 10
5.88%, 07/15/16[a]	16,202	17,413,986
US Bancorp
2.95%, 07/15/22 (Call 06/15/22)	13,387	13,375,478
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	18,078	20,223,859
5.63%, 10/15/16	16,727	19,102,482
5.75%, 06/15/17	24,570	29,079,949
5.75%, 02/01/18[a]	37,270	44,611,445
5.85%, 02/01/37	15,500	19,138,744
6.00%, 11/15/17[a]	9,736	11,616,254
6.60%, 01/15/38	69,354	93,694,709
Wells Fargo & Co.
2.63%, 12/15/16	8,500	8,986,409
3.50%, 03/08/22	17,000	18,010,752
3.63%, 04/15/15	3,750	4,009,909
3.68%, 06/15/16[b]	79,580	86,669,265
4.60%, 04/01/21	50,880	58,320,437
5.13%, 09/15/16[a]	590	668,146
5.38%, 02/07/35	250	299,422
5.63%, 12/11/17[a]	96,998	115,783,603
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	249,000
Wells Fargo Capital X
5.95%, 12/01/86	7,270	7,306,350
Westpac Banking Corp.
2.00%, 08/14/17	8,000	8,012,000
3.00%, 08/04/15	7,721	8,129,312
3.00%, 12/09/15	11,501	12,136,162
4.88%, 11/19/19[a]	41,480	46,604,647

		5,893,350,182

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

BEVERAGES — 2.82%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	$30,650	$30,897,805
2.50%, 07/15/22	30,322	30,544,169
3.75%, 07/15/42	3,000	3,036,740
5.00%, 04/15/20[a]	15,202	18,189,497
5.38%, 01/15/20	36,673	44,679,937
6.88%, 11/15/19	15,750	20,711,880
7.75%, 01/15/19	39,015	52,192,121
8.20%, 01/15/39	20,800	34,236,800
Bottling Group LLC
5.13%, 01/15/19	24,087	28,618,246
5.50%, 04/01/16[a]	508	587,860
Coca-Cola Co. (The)
1.50%, 11/15/15	19,110	19,553,665
1.65%, 03/14/18	6,014	6,207,531
1.80%, 09/01/16[a]	34,782	36,079,010
3.15%, 11/15/20	35,202	38,143,715
3.30%, 09/01/21	30,853	33,583,491
5.35%, 11/15/17	3,800	4,574,726
Diageo Capital PLC
1.50%, 05/11/17[a]	15,625	15,874,688
5.75%, 10/23/17[a]	22,297	27,259,197
Diageo Finance BV
5.30%, 10/28/15	4,120	4,668,723
Diageo Investment Corp.
2.88%, 05/11/22	2,104	2,181,659
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	15,660	22,326,843
PepsiCo Inc.
1.25%, 08/13/17	5,000	4,984,500
2.50%, 05/10/16[a]	31,923	33,594,108
2.75%, 03/05/22	8,604	8,881,632
3.00%, 08/25/21	19,235	20,355,824
3.13%, 11/01/20	15,900	17,067,140
4.00%, 03/05/42	19,000	20,021,630
4.50%, 01/15/20[a]	10,704	12,444,203
4.88%, 11/01/40	7,500	8,931,300
5.00%, 06/01/18	5,635	6,664,796
5.50%, 01/15/40	17,845	23,013,358

Security	Principal (000s)	Value

7.90%, 11/01/18	$36,254	$48,757,544

		678,864,338
BIOTECHNOLOGY — 1.43%
Amgen Inc.
2.13%, 05/15/17	18,816	19,354,614
2.30%, 06/15/16	29,857	31,001,583
2.50%, 11/15/16[a]	11,604	12,106,169
3.45%, 10/01/20[a]	8,000	8,327,000
3.63%, 05/15/22 (Call 02/15/22)	27,000	28,353,240
3.88%, 11/15/21 (Call 08/15/21)[a]	24,600	26,284,123
4.10%, 06/15/21 (Call 03/15/21)	4,945	5,374,612
5.15%, 11/15/41 (Call 05/15/41)[a]	31,072	33,017,107
5.38%, 05/15/43 (Call 11/15/42)	18,000	19,800,000
5.65%, 06/15/42 (Call 12/15/41)	11,000	12,465,200
5.70%, 02/01/19	34,383	40,617,281
5.85%, 06/01/17[a]	398	472,262
6.38%, 06/01/37	5,500	6,605,500
6.40%, 02/01/39	28,440	34,387,657
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)[a]	35,826	40,305,981
4.50%, 04/01/21 (Call 01/01/21)[a]	226	255,955
5.65%, 12/01/41 (Call 06/01/41)	19,200	23,977,920

		342,706,204
BUILDING MATERIALS — 0.00%
CRH America Inc.
6.00%, 09/30/16	118	130,609

		130,609
CHEMICALS — 1.59%
Dow Chemical Co. (The)
2.50%, 02/15/16	38,929	40,410,455
4.13%, 11/15/21 (Call 08/15/21)[a]	37,166	40,293,519

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.25%, 11/15/20 (Call 08/15/20)[a]	$12,511	$13,628,820
5.25%, 11/15/41 (Call 05/15/41)	10,925	12,247,253
5.70%, 05/15/18	90	107,357
7.38%, 11/01/29	2,535	3,433,850
8.55%, 05/15/19[a]	37,403	50,298,294
9.40%, 05/15/39	27,479	44,750,156
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21[a]	16,700	18,494,936
4.63%, 01/15/20[a]	13,623	16,025,627
6.00%, 07/15/18	22,639	28,162,897
Eastman Chemical Co.
2.40%, 06/01/17[a]	18,400	19,017,486
3.60%, 08/15/22 (Call 05/15/22)	15,138	15,820,092
Ecolab Inc.
3.00%, 12/08/16[a]	27,414	29,277,171
4.35%, 12/08/21[a]	21,388	24,198,133
5.50%, 12/08/41[a]	11,000	13,592,513
Rohm and Haas Co.
6.00%, 09/15/17	4,069	4,811,305
7.85%, 07/15/29[a]	5,355	7,226,165

		381,796,029
COMMERCIAL SERVICES — 0.08%
ADT Corp. (The)
3.50%, 07/15/22[d]	7,550	7,830,860
4.88%, 07/15/42[d]	10,000	10,396,700

		18,227,560
COMPUTERS — 1.72%
Hewlett-Packard Co.
2.13%, 09/13/15	1,000	1,004,547
2.60%, 09/15/17[a]	10,500	10,339,455
2.65%, 06/01/16[a]	31,854	32,205,987
3.00%, 09/15/16[a]	26,732	27,134,584
3.30%, 12/09/16[a]	12,638	12,977,267
3.75%, 12/01/20	20,534	19,998,658
4.05%, 09/15/22[a]	5,000	4,834,323
4.30%, 06/01/21[a]	24,710	24,647,854
4.38%, 09/15/21[a]	14,173	14,119,969
4.65%, 12/09/21	21,597	21,963,069

Security	Principal (000s)	Value

5.50%, 03/01/18	$15,930	$17,881,854
6.00%, 09/15/41[a]	18,935	19,462,364
International Business Machines Corp.
1.25%, 02/06/17[a]	13,777	13,900,361
1.95%, 07/22/16	37,145	38,503,909
2.00%, 01/05/16	22,383	23,307,194
4.00%, 06/20/42	23,100	25,270,360
5.60%, 11/30/39	2,021	2,703,298
5.70%, 09/14/17	42,040	51,295,543
7.63%, 10/15/18	27,198	36,508,164
8.38%, 11/01/19	11,443	16,249,972

		414,308,732
COSMETICS & PERSONAL CARE — 0.53%
Procter & Gamble Co. (The)
1.45%, 08/15/16[a]	34,797	35,418,276
1.80%, 11/15/15[a]	11,591	11,988,283
2.30%, 02/06/22	15,000	15,253,927
4.70%, 02/15/19[a]	25,472	30,173,064
5.55%, 03/05/37	25,150	34,012,022
Series A
9.36%, 01/01/21	307	415,507

		127,261,079
DIVERSIFIED FINANCIAL SERVICES — 7.94%
American Express Co.
6.15%, 08/28/17	29,015	35,193,492
7.00%, 03/19/18	24,500	30,996,665
8.13%, 05/20/19	41,832	56,479,475
8.15%, 03/19/38	17,061	27,364,138
American Express Credit Corp.
2.75%, 09/15/15	38,250	40,347,607
2.80%, 09/19/16	42,476	45,178,323
Associates Corp. of North America
6.95%, 11/01/18	442	519,596
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.30%, 10/30/15	2,889	3,189,010
5.55%, 01/22/17	808	909,914
6.40%, 10/02/17	16,050	19,208,720
7.25%, 02/01/18[a]	4,200	5,222,112
Capital One Bank (USA) N.A.
8.80%, 07/15/19	41,840	54,164,809

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Caterpillar Financial Services Corp.
2.05%, 08/01/16[a]	$24,000	$24,761,114
7.15%, 02/15/19[a]	19,925	26,199,966
Countrywide Financial Corp.
6.25%, 05/15/16[a]	5,500	5,880,354
Credit Suisse (USA) Inc.
5.13%, 08/15/15	1,157	1,268,375
5.38%, 03/02/16	1,825	2,024,219
7.13%, 07/15/32	500	685,560
Ford Motor Credit Co. LLC
3.00%, 06/12/17[a]	31,104	31,057,655
4.25%, 02/03/17	15,208	15,883,539
5.00%, 05/15/18	29,121	31,188,105
5.75%, 02/01/21	19,632	21,327,551
5.88%, 08/02/21[a]	31,458	34,591,374
6.63%, 08/15/17	24,708	28,303,590
8.00%, 12/15/16[a]	24,923	29,719,930
8.13%, 01/15/20[a]	19,208	23,695,310
General Electric Capital Corp.
2.25%, 11/09/15	15,500	15,978,155
2.30%, 04/27/17	3,000	3,089,760
2.90%, 01/09/17[a]	34,050	36,041,384
2.95%, 05/09/16[a]	32,958	34,739,113
3.35%, 10/17/16	21,310	22,891,961
4.38%, 09/16/20	780	864,131
4.63%, 01/07/21	61,470	69,030,656
4.65%, 10/17/21	25,020	28,436,231
5.00%, 01/08/16[a]	3,100	3,454,082
5.30%, 02/11/21[a]	23,430	26,853,338
5.38%, 10/20/16[a]	1,281	1,459,555
5.40%, 02/15/17[a]	12,000	13,801,124
5.50%, 01/08/20	20,610	24,317,739
5.63%, 09/15/17[a]	9,300	10,963,625
5.63%, 05/01/18	81,081	95,867,572
5.88%, 01/14/38	93,937	113,166,608
6.00%, 08/07/19	23,410	28,363,900
6.15%, 08/07/37	5,500	6,842,251
6.88%, 01/10/39	48,050	65,257,834
Series A
5.55%, 05/04/20	390	458,095
6.75%, 03/15/32	45,775	59,076,753

Security	Principal (000s)	Value

Goldman Sachs Capital I
6.35%, 02/15/34[a]	$22,550	$22,184,859
HSBC Finance Corp.
5.00%, 06/30/15	17,323	18,600,787
5.50%, 01/19/16	16,500	18,006,584
6.68%, 01/15/21[a]	49,457	56,009,291
Jefferies Group Inc.
5.13%, 04/13/18[a]	17,694	17,856,196
6.88%, 04/15/21	432	458,280
Merrill Lynch & Co. Inc.
5.70%, 05/02/17	5,000	5,313,550
6.05%, 05/16/16	35,870	38,352,401
6.11%, 01/29/37[a]	11,500	11,374,973
6.40%, 08/28/17	13,610	15,425,574
6.88%, 04/25/18	73,815	85,623,680
6.88%, 11/15/18	213	247,189
7.75%, 05/14/38[a]	44,474	52,878,252
Series B
5.30%, 09/30/15[a]	351	376,026
Murray Street Investment Trust I
4.65%, 03/09/17[b]	6,000	6,234,727
Nomura Holdings Inc.
4.13%, 01/19/16	12,625	13,014,523
5.00%, 03/04/15[a]	11,000	11,556,986
6.70%, 03/04/20	18,828	21,526,617
ORIX Corp.
5.00%, 01/12/16[a]	1,039	1,108,231
SLM Corp.
5.63%, 08/01/33	10,440	9,187,200
6.00%, 01/25/17	14,069	14,877,967
6.25%, 01/25/16[a]	28,197	30,100,297
7.25%, 01/25/22	12,354	13,316,582
8.00%, 03/25/20	23,984	27,011,980
8.45%, 06/15/18	40,757	46,972,442
Toyota Motor Credit Corp.
2.00%, 09/15/16	30,131	31,231,083
2.05%, 01/12/17	20,753	21,526,319
2.80%, 01/11/16[a]	2,418	2,554,488
3.30%, 01/12/22	14,638	15,642,714
3.40%, 09/15/21[a]	20,439	22,073,437
4.25%, 01/11/21[a]	5,000	5,720,101

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Series B
4.50%, 06/17/20	$13,854	$15,895,832

		1,908,573,538
ELECTRIC — 1.21%
Duke Energy Carolinas LLC
5.30%, 02/15/40	14,100	17,336,868
Exelon Generation Co. LLC
6.25%, 10/01/39	14,100	16,245,104
FirstEnergy Corp. Series C
7.38%, 11/15/31[a]	21,500	28,323,264
Florida Power Corp.
6.40%, 06/15/38	19,568	27,422,458
Georgia Power Co.
4.30%, 03/15/42	15,750	16,853,047
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	32,400	41,889,636
6.50%, 09/15/37	10,310	13,958,709
Nisource Finance Corp.
6.40%, 03/15/18	6,847	8,171,141
Oncor Electric Delivery Co.
7.00%, 09/01/22	1,005	1,239,127
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	69	75,783
5.40%, 01/15/40	23,250	28,929,984
5.80%, 03/01/37	5,100	6,583,467
6.05%, 03/01/34	50,200	66,023,411
8.25%, 10/15/18	13,705	18,736,105

		291,788,104
ELECTRONICS — 0.78%
Honeywell International Inc.
4.25%, 03/01/21[a]	12,450	14,490,613
5.00%, 02/15/19	11,287	13,469,659
5.30%, 03/01/18	26,258	31,697,024
Koninklijke Philips Electronics NV
3.75%, 03/15/22	13,604	14,678,100
5.00%, 03/15/42	5,648	6,475,012
5.75%, 03/11/18[a]	9,507	11,473,978
6.88%, 03/11/38	13,082	17,934,114
Thermo Fisher Scientific Inc.
2.25%, 08/15/16[a]	22,000	22,711,040

Security	Principal (000s)	Value

3.15%, 01/15/23 (Call 10/15/22)	$10,000	$10,220,000
3.20%, 03/01/16[a]	1,688	1,791,783
3.60%, 08/15/21 (Call 05/15/21)	36,946	39,147,982
4.50%, 03/01/21	3,792	4,259,807

		188,349,112
ENGINEERING & CONSTRUCTION — 0.15%
ABB Finance (USA) Inc.
2.88%, 05/08/22	19,654	20,274,608
4.38%, 05/08/42	13,325	14,820,065

		35,094,673
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	17,104	17,861,974
5.00%, 03/01/20[a]	13,621	15,686,202

		33,548,176
FOOD — 2.05%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	14,854	15,414,431
5.65%, 02/15/19[a]	12,540	15,109,321
5.70%, 02/15/17[a]	13,955	16,596,301
Kellogg Co.
3.13%, 05/17/22	5,000	5,240,137
4.00%, 12/15/20	17,587	19,574,331
4.45%, 05/30/16	11,008	12,227,170
Series B
7.45%, 04/01/31	15,310	21,422,732
Kraft Foods Group Inc.
6.88%, 01/26/39[d]	250	341,011
Kraft Foods Inc.
4.13%, 02/09/16	23,100	25,117,009
5.38%, 02/10/20	64,841	77,502,502
6.13%, 02/01/18	16,555	20,067,709
6.13%, 08/23/18	45,568	56,078,195
6.50%, 08/11/17	17,383	21,305,648
6.50%, 11/01/31	900	1,147,508
6.50%, 02/09/40	49,100	66,988,849
6.88%, 02/01/38	15,500	21,137,411

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

7.00%, 08/11/37	$16,715	$23,045,102
Kroger Co. (The)
6.15%, 01/15/20[a]	10,797	13,039,570
Unilever Capital Corp.
4.25%, 02/10/21[a]	47,331	55,314,793
4.80%, 02/15/19	4,814	5,670,441
5.90%, 11/15/32	520	722,280

		493,062,451
FOREST PRODUCTS & PAPER — 0.42%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	4,500	5,021,684
7.30%, 11/15/39	13,500	17,317,530
7.50%, 08/15/21[a]	20,374	26,401,676
7.95%, 06/15/18[a]	40,996	52,650,753
9.38%, 05/15/19	469	630,213

		102,021,856
GAS — 0.17%
National Grid PLC
6.30%, 08/01/16	16,269	18,768,755
Sempra Energy
6.00%, 10/15/39	10,600	13,988,855
6.50%, 06/01/16	7,590	9,021,309

		41,778,919

HEALTH CARE — PRODUCTS — 0.33%
Becton, Dickinson and Co.
3.13%, 11/08/21	6,013	6,388,812
Boston Scientific Corp.
6.00%, 01/15/20	5,138	6,112,422
Covidien International Finance SA
6.00%, 10/15/17	20,052	24,309,140
6.55%, 10/15/37	13,600	19,536,548
Medtronic Inc.
4.45%, 03/15/20	20,116	23,185,068

		79,531,990

HEALTH CARE — SERVICES — 0.97%
Aetna Inc.
3.95%, 09/01/20[a]	19,483	21,182,677
6.00%, 06/15/16	10,372	12,086,492
6.63%, 06/15/36	11,210	14,547,441

Security	Principal (000s)	Value

Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	$17,101	$18,304,113
5.38%, 02/15/42 (Call 08/15/41)	10,350	11,538,594
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	10,000	10,240,000
5.80%, 03/15/36	4,000	4,943,144
6.00%, 02/15/18	20,259	24,849,487
6.88%, 02/15/38	26,298	36,711,088
WellPoint Inc.
3.13%, 05/15/22	5,104	5,049,285
4.63%, 05/15/42	20,000	19,755,300
5.25%, 01/15/16	20,863	23,274,264
5.85%, 01/15/36	14,800	16,946,000
6.38%, 06/15/37	11,600	14,201,648

		233,629,533

HOUSEHOLD PRODUCTS & WARES — 0.00%
Kimberly-Clark Corp.
6.13%, 08/01/17	79	96,896

		96,896

INSURANCE — 2.71%
Allstate Corp. (The)
5.55%, 05/09/35	10,290	12,595,629
American International Group Inc.
3.80%, 03/22/17	17,742	18,702,985
4.88%, 09/15/16	34,343	37,529,113
4.88%, 06/01/22	12,069	13,118,850
5.05%, 10/01/15	534	579,382
5.45%, 05/18/17	6,473	7,248,163
5.60%, 10/18/16[a]	739	828,179
5.85%, 01/16/18	95,559	109,347,208
6.25%, 05/01/36[a]	15,000	18,644,700
6.40%, 12/15/20	30,036	35,585,151
8.25%, 08/15/18[a]	26,425	33,118,981
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21[a]	17,917	20,159,791
5.40%, 05/15/18[a]	8,671	10,410,056
5.75%, 01/15/40	14,750	18,490,231

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
1.90%, 01/31/17	$19,715	$20,389,718
2.20%, 08/15/16[a]	15,618	16,331,582
Chubb Corp. (The)
6.00%, 05/11/37	2,400	3,285,756
Hartford Financial Services Group Inc.
5.13%, 04/15/22	12,585	13,476,228
MetLife Inc.
4.75%, 02/08/21[a]	23,294	26,784,862
5.70%, 06/15/35	18,300	22,590,984
5.88%, 02/06/41	15,250	19,401,813
6.38%, 06/15/34	7,875	10,319,646
6.75%, 06/01/16[a]	25,306	30,171,521
7.72%, 02/15/19[a]	21,028	27,243,667
Series A
6.82%, 08/15/18	13,229	16,458,860
Prudential Financial Inc.
7.38%, 06/15/19[a]	13,682	17,135,155
Series D
4.75%, 09/17/15	20,173	22,120,905
6.00%, 12/01/17	11,184	13,119,391
6.63%, 12/01/37	20,750	25,289,063
Travelers Companies Inc. (The)
5.35%, 11/01/40[a]	17,250	21,735,000
6.25%, 06/15/37	7,420	9,959,866

		652,172,436

INTERNET — 0.36%
eBay Inc.
1.35%, 07/15/17	15,642	15,750,164
2.60%, 07/15/22[a]	16,778	16,880,233
4.00%, 07/15/42	10,000	9,738,700
Google Inc.
2.13%, 05/19/16	20,443	21,463,719
3.63%, 05/19/21	19,239	21,576,943

		85,409,759

IRON & STEEL — 0.73%
ArcelorMittal SA
4.00%, 08/05/15[a]	12,200	12,024,144
4.75%, 02/25/17[a]	312	302,197
5.50%, 08/05/20[a]	21,569	20,544,472

Security	Principal (000s)	Value

5.75%, 03/01/21[a]	$28,152	$26,586,045
6.13%, 06/01/18[a]	15,460	15,240,983
6.50%, 02/25/22[a]	17,056	16,569,193
7.00%, 03/01/41[a]	18,026	15,615,022
7.25%, 10/15/39	26,250	23,564,843
9.25%, 02/15/15	4,085	4,473,075
10.10%, 06/01/19[a]	28,999	32,913,865
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,215	8,130,125

		175,963,964
MACHINERY — 0.61%
Caterpillar Inc.
3.80%, 08/15/42[d]	12,335	12,631,040
3.90%, 05/27/21[a]	29,462	33,601,205
5.20%, 05/27/41[a]	23,600	29,813,951
7.90%, 12/15/18[a]	13,186	17,885,936
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	12,208	12,513,404
3.90%, 06/09/42 (Call 12/09/41)	27,000	27,874,260
4.38%, 10/16/19[a]	10,478	12,154,516

		146,474,312

MANUFACTURING — 0.40%
3M Co.
1.38%, 09/29/16[a]	23,308	23,848,226
5.70%, 03/15/37	9,900	13,553,100
Danaher Corp.
5.40%, 03/01/19	442	533,696
General Electric Co.
5.25%, 12/06/17[a]	43,718	51,721,161
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	5,608	6,857,528

		96,513,711

MEDIA — 7.33%
Comcast Corp.
3.13%, 07/15/22	14,000	14,528,983
4.65%, 07/15/42	23,500	24,870,050
4.95%, 06/15/16[a]	15,040	17,040,054
5.15%, 03/01/20	48,008	56,830,670

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.65%, 06/15/35	$1,000	$1,172,060
5.70%, 05/15/18	8,125	9,759,547
5.85%, 11/15/15	17,934	20,612,533
5.88%, 02/15/18	7,500	9,039,975
5.90%, 03/15/16[a]	13,633	15,821,369
6.30%, 11/15/17[a]	16,002	19,599,771
6.40%, 05/15/38	600	771,339
6.40%, 03/01/40	22,500	29,328,322
6.45%, 03/15/37	3,880	4,968,844
6.50%, 01/15/17[a]	14,966	18,078,629
6.50%, 11/15/35	1,000	1,283,317
6.55%, 07/01/39	18,250	23,922,921
6.95%, 08/15/37	71,888	96,930,904
7.05%, 03/15/33	300	392,157
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	7,138	7,309,169
3.13%, 02/15/16	13,000	13,660,893
3.50%, 03/01/16	29,474	31,368,491
3.55%, 03/15/15[a]	5,287	5,597,771
3.80%, 03/15/22	25,638	26,465,587
4.60%, 02/15/21 (Call 11/15/20)[a]	25,572	27,832,378
5.00%, 03/01/21[a]	31,211	34,984,123
5.15%, 03/15/42	16,000	16,208,160
5.20%, 03/15/20	18,000	20,350,278
5.88%, 10/01/19	20,562	24,090,234
6.00%, 08/15/40 (Call 05/15/40)	11,875	13,205,594
6.35%, 03/15/40	2,645	3,080,433
6.38%, 03/01/41	19,205	22,231,708
Discovery Communications LLC
5.05%, 06/01/20	23,673	27,439,374
6.35%, 06/01/40	12,350	15,569,344
Historic TW Inc.
6.63%, 05/15/29	11,800	14,570,900
NBCUniversal Media LLC
2.88%, 04/01/16[a]	10,703	11,319,672
4.38%, 04/01/21	67,150	75,488,465
5.15%, 04/30/20	27,924	32,723,577
5.95%, 04/01/41	33,300	41,150,142
6.40%, 04/30/40	1,850	2,358,104

Security	Principal (000s)	Value

News America Inc.
4.50%, 02/15/21[a]	$24,987	$28,459,069
6.15%, 03/01/37	1,550	1,842,190
6.15%, 02/15/41	28,775	35,132,261
6.20%, 12/15/34	25,000	29,767,750
6.65%, 11/15/37[a]	34,092	42,388,402
Thomson Reuters Corp.
6.50%, 07/15/18	15,818	19,611,123
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	12,087	13,153,880
4.50%, 09/15/42 (Call 03/15/42)	12,000	11,791,200
5.00%, 02/01/20[a]	50,888	58,574,734
5.50%, 09/01/41 (Call 03/01/41)	17,000	18,965,710
5.85%, 05/01/17[a]	38,173	45,002,203
5.88%, 11/15/40 (Call 05/15/40)	5,900	6,836,654
6.55%, 05/01/37[a]	4,065	5,016,914
6.75%, 07/01/18	24,717	30,827,907
6.75%, 06/15/39	69,334	88,304,476
7.30%, 07/01/38	18,000	24,161,744
8.25%, 04/01/19	54,589	72,509,057
8.75%, 02/14/19	7,604	10,256,455
Time Warner Entertainment Co. LP
8.38%, 03/15/23	1,120	1,560,259
Time Warner Inc.
3.15%, 07/15/15[a]	5,000	5,304,681
4.70%, 01/15/21	15,873	18,067,825
4.75%, 03/29/21	19,860	22,658,095
4.88%, 03/15/20	24,305	27,917,719
5.38%, 10/15/41	700	784,515
5.88%, 11/15/16[a]	13,192	15,576,850
6.10%, 07/15/40	11,000	13,351,580
6.25%, 03/29/41	19,020	23,490,700
6.50%, 11/15/36	25,050	31,073,105
7.63%, 04/15/31	27,213	36,622,711
7.70%, 05/01/32[a]	30,373	41,443,184
Viacom Inc.
6.25%, 04/30/16[a]	18,638	21,809,824
6.88%, 04/30/36	27,650	36,327,964

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

7.88%, 07/30/30	$18,080	$24,310,549
Walt Disney Co. (The)
1.13%, 02/15/17[a]	17,991	18,101,359
1.35%, 08/16/16[a]	19,094	19,420,091
2.75%, 08/16/21[a]	11,250	11,714,400
5.63%, 09/15/16[a]	14,847	17,584,193

		1,761,677,175
MINING — 2.79%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	23,893	24,451,726
5.55%, 02/01/17[a]	5,447	6,028,140
5.72%, 02/23/19	14,071	15,035,357
6.15%, 08/15/20[a]	22,599	24,386,348
6.75%, 07/15/18[a]	7,929	9,073,937
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	1,000	1,156,334
Barrick Gold Corp.
2.90%, 05/30/16[a]	33,036	34,788,725
3.85%, 04/01/22	9,625	9,940,941
5.25%, 04/01/42	22,150	23,952,709
6.95%, 04/01/19	10,244	12,570,425
Barrick North America Finance LLC
4.40%, 05/30/21[a]	25,297	27,329,525
5.70%, 05/30/41	14,600	16,653,150
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17[a]	40,504	41,224,161
1.88%, 11/21/16	16,923	17,514,298
2.88%, 02/24/22[a]	15,255	15,468,181
3.25%, 11/21/21	18,949	19,787,664
4.13%, 02/24/42[a]	17,450	18,184,121
5.40%, 03/29/17	5,000	5,839,055
6.50%, 04/01/19	26,056	33,243,026
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	29,138	28,835,644
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	35,953	36,146,787
4.88%, 03/15/42 (Call 09/15/41)[a]	25,000	24,987,500

Security	Principal (000s)	Value

5.13%, 10/01/19[a]	$502	$572,020
6.25%, 10/01/39	7,800	9,110,400
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	314,832
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	152	159,390
3.75%, 09/20/21[a]	15,518	16,547,568
4.13%, 05/20/21	13,790	15,086,191
5.20%, 11/02/40	35,752	40,322,893
6.50%, 07/15/18	33,745	41,734,692
7.13%, 07/15/28	2,550	3,370,080
9.00%, 05/01/19[a]	8,846	12,117,472
Rio Tinto Finance (USA) PLC
3.50%, 03/22/22	52,000	53,906,840
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	11,000	10,747,000
6.25%, 07/15/41	17,900	19,262,930

		669,850,062
OFFICE & BUSINESS EQUIPMENT — 0.15%
Xerox Corp.
4.50%, 05/15/21[a]	16,521	17,071,232
6.35%, 05/15/18[a]	16,324	19,047,006

		36,118,238
OIL & GAS — 8.65%
Anadarko Petroleum Corp.
5.95%, 09/15/16	28,680	33,056,645
6.20%, 03/15/40	21,150	25,482,260
6.38%, 09/15/17	36,618	43,730,680
6.45%, 09/15/36	31,792	38,889,968
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	11,388	12,134,875
4.75%, 04/15/43 (Call 10/15/42)	25,000	28,221,270
5.10%, 09/01/40 (Call 03/01/40)[a]	32,700	38,325,505
6.00%, 01/15/37	11,150	14,664,592
BP Capital Markets PLC
1.85%, 05/05/17	9,585	9,782,419
2.25%, 11/01/16[a]	15,500	16,168,789

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

3.13%, 10/01/15	$18,955	$20,256,238
3.20%, 03/11/16	34,088	36,419,520
3.25%, 05/06/22	18,208	19,226,920
3.56%, 11/01/21	20,050	21,664,091
3.88%, 03/10/15	15,950	17,176,654
4.50%, 10/01/20	22,479	25,999,886
4.74%, 03/11/21	24,917	29,040,098
4.75%, 03/10/19	16,387	18,933,458
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	23,508	27,809,729
6.25%, 03/15/38[a]	14,646	18,896,928
Cenovus Energy Inc.
5.70%, 10/15/19	20,392	24,527,905
6.75%, 11/15/39[a]	22,500	29,682,495
Chevron Corp.
4.95%, 03/03/19	26,724	32,198,492
ConocoPhillips
5.75%, 02/01/19	41,646	51,505,274
6.00%, 01/15/20[a]	19,313	24,481,516
6.50%, 02/01/39	59,572	85,320,210
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	19,000	22,565,160
ConocoPhillips Holding Co.
6.95%, 04/15/29	2,500	3,512,587
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	500	509,397
3.25%, 05/15/22 (Call 02/15/22)	16,569	17,147,036
4.75%, 05/15/42 (Call 11/15/41)	30,000	32,076,600
5.60%, 07/15/41 (Call 01/15/41)	7,750	9,181,425
7.95%, 04/15/32	15,060	22,289,704
Devon Financing Corp. ULC
7.88%, 09/30/31	20,010	28,957,772
Encana Corp.
6.50%, 08/15/34	11,390	13,385,317
6.50%, 02/01/38[a]	13,500	15,754,500
Ensco PLC
3.25%, 03/15/16[a]	6,058	6,432,092

Security	Principal (000s)	Value

4.70%, 03/15/21[a]	$33,147	$37,109,890
EOG Resources Inc.
4.10%, 02/01/21[a]	16,771	18,886,494
5.63%, 06/01/19	10,604	12,900,452
Hess Corp.
5.60%, 02/15/41	23,250	26,137,108
6.00%, 01/15/40	8,300	9,690,256
7.30%, 08/15/31	15,010	19,314,842
8.13%, 02/15/19	13,462	17,497,840
Husky Energy Inc.
7.25%, 12/15/19	217	277,570
Marathon Oil Corp.
5.90%, 03/15/18[a]	7,063	8,382,089
6.60%, 10/01/37	4,950	6,459,988
Marathon Petroleum Corp.
5.13%, 03/01/21	18,824	21,494,518
6.50%, 03/01/41 (Call 09/01/40)	16,726	20,062,837
Nabors Industries Inc.
6.15%, 02/15/18	13,000	14,901,075
9.25%, 01/15/19	16,627	21,831,978
Nexen Inc.
5.88%, 03/10/35	8,000	9,300,112
6.40%, 05/15/37	26,854	33,370,123
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	30,852	33,110,752
6.00%, 03/01/41 (Call 09/01/40)	10,165	12,273,221
8.25%, 03/01/19	2,362	3,055,504
Occidental Petroleum Corp.
1.75%, 02/15/17	40,200	41,348,916
2.70%, 02/15/23 (Call 11/15/22)	23,000	23,462,933
3.13%, 02/15/22 (Call 11/15/21)	15,571	16,557,664
Series 1
4.10%, 02/01/21 (Call 11/01/20)	14,610	16,742,330
Petro-Canada
6.80%, 05/15/38	15,615	21,131,623

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	$9,438	$10,651,031
Phillips 66
4.30%, 04/01/22[d]	20,000	21,433,800
5.88%, 05/01/42[d]	2,150	2,523,554
Pride International Inc.
6.88%, 08/15/20[a]	12,530	15,762,644
Shell International Finance BV
1.13%, 08/21/17	5,000	4,997,000
2.38%, 08/21/22	5,000	5,024,250
3.25%, 09/22/15[a]	13,156	14,179,981
4.30%, 09/22/19	40,641	47,280,248
4.38%, 03/25/20	20,920	24,478,423
5.20%, 03/22/17	2,360	2,784,128
5.50%, 03/25/40	12,650	16,620,582
6.38%, 12/15/38	48,741	69,809,907
Statoil ASA
2.90%, 10/15/14[a]	5,500	5,763,185
3.13%, 08/17/17	15,040	16,418,700
3.15%, 01/23/22[a]	14,692	15,659,273
5.10%, 08/17/40	13,950	17,322,273
5.25%, 04/15/19[a]	24,936	30,058,615
Suncor Energy Inc.
6.10%, 06/01/18[a]	19,475	23,718,018
6.50%, 06/15/38[a]	18,500	24,147,402
6.85%, 06/01/39	10,000	13,465,640
Total Capital
2.30%, 03/15/16[a]	21,635	22,614,401
3.13%, 10/02/15[a]	23,252	24,863,196
4.45%, 06/24/20[a]	23,446	27,154,993
Total Capital International
1.50%, 02/17/17	10,246	10,391,801
1.55%, 06/28/17	6,708	6,775,487
2.88%, 02/17/22	22,650	23,605,150
Transocean Inc.
4.95%, 11/15/15[a]	13,875	15,116,997
5.05%, 12/15/16[a]	22,281	24,610,479
6.00%, 03/15/18	16,268	18,574,937
6.38%, 12/15/21	23,140	27,767,278
6.50%, 11/15/20[a]	22,732	26,939,214
6.80%, 03/15/38[a]	10,750	13,264,067

Security	Principal (000s)	Value

Valero Energy Corp.
6.13%, 06/15/17[a]	$9,245	$10,957,960
6.13%, 02/01/20[a]	17,594	20,965,450
6.63%, 06/15/37	27,055	32,213,036
7.50%, 04/15/32	8,181	10,272,462
9.38%, 03/15/19	14,799	19,741,422

		2,078,635,106

OIL & GAS SERVICES — 0.55%
Baker Hughes Inc.
3.20%, 08/15/21	100	107,184
5.13%, 09/15/40	31,750	38,777,767
7.50%, 11/15/18	9,066	12,139,696
Halliburton Co.
6.15%, 09/15/19[a]	936	1,160,610
6.70%, 09/15/38	5,500	7,799,217
7.45%, 09/15/39	21,745	33,629,475
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	9,500	9,700,284
5.13%, 09/15/20[a]	5,170	5,499,862
9.63%, 03/01/19[a]	17,775	23,248,749

		132,062,844

PHARMACEUTICALS — 4.79%
Abbott Laboratories
2.70%, 05/27/15[a]	12,400	13,126,274
4.13%, 05/27/20	17,250	19,785,577
5.13%, 04/01/19[a]	51,406	61,621,056
5.30%, 05/27/40	37,627	48,038,391
5.60%, 11/30/17[a]	19,952	24,322,629
5.88%, 05/15/16	5,898	6,919,219
6.15%, 11/30/37	16,217	22,543,252
AstraZeneca PLC
5.90%, 09/15/17[a]	37,783	46,197,818
6.45%, 09/15/37	40,577	56,373,491
Bristol-Myers Squibb Co.
0.88%, 08/01/17	7,087	7,009,782
2.00%, 08/01/22	69	66,804
Eli Lilly and Co.
5.20%, 03/15/17	15,624	18,354,377
5.55%, 03/15/37	13,500	17,385,300

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Express Scripts Holding Co.
3.13%, 05/15/16	$26,701	$28,344,668
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	49,229	60,077,757
6.38%, 05/15/38	46,441	66,177,287
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	8,554	8,694,713
2.85%, 05/08/22	39,311	40,867,126
Johnson & Johnson
2.15%, 05/15/16	9,789	10,302,409
3.55%, 05/15/21[a]	5,000	5,696,461
5.15%, 07/15/18	10,762	13,126,187
5.55%, 08/15/17	10,538	12,791,833
5.95%, 08/15/37	17,805	25,164,590
Medco Health Solutions Inc.
7.13%, 03/15/18	8,062	10,046,032
Merck & Co. Inc.
2.25%, 01/15/16[a]	18,500	19,376,439
3.88%, 01/15/21 (Call 10/15/20)[a]	34,579	39,137,549
5.00%, 06/30/19[a]	25,860	31,082,083
5.85%, 06/30/39	12,250	17,101,000
Novartis Capital Corp.
4.40%, 04/24/20	14,082	16,556,067
Novartis Securities Investment Ltd.
5.13%, 02/10/19	51,948	62,378,327
Pfizer Inc.
5.35%, 03/15/15	37,284	41,696,797
6.20%, 03/15/19	43,855	55,653,894
7.20%, 03/15/39	38,641	60,910,736
Sanofi
2.63%, 03/29/16	23,546	24,906,959
4.00%, 03/29/21	35,918	40,575,966
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	17,167	21,176,696
6.50%, 12/01/33	12,962	18,665,280
6.55%, 09/15/37	13,200	19,509,600
Wyeth LLC
5.50%, 02/15/16[a]	4,389	5,066,715
5.95%, 04/01/37	35,643	47,985,583
6.50%, 02/01/34	3,694	5,147,958

		1,149,960,682

Security	Principal (000s)	Value

PIPELINES — 1.70%
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	$13,063	$13,857,383
5.20%, 02/01/22 (Call 11/01/21)	23,649	25,917,949
6.50%, 02/01/42 (Call 08/01/41)	14,500	16,319,109
Enterprise Products Operating LLC
3.20%, 02/01/16[a]	15,320	16,163,213
4.85%, 08/15/42 (Call 02/15/42)	15,000	15,374,850
5.20%, 09/01/20	19,782	23,099,244
5.95%, 02/01/41	17,360	20,425,255
Series L
6.30%, 09/15/17	11,138	13,426,525
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)[a]	18,500	19,520,182
5.95%, 02/15/18	15,695	18,611,445
6.95%, 01/15/38[a]	17,375	21,567,475
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)	11,000	11,542,264
TransCanada PipeLines Ltd.
2.50%, 08/01/22	6,000	5,991,540
3.80%, 10/01/20	25,200	27,843,243
6.10%, 06/01/40[a]	11,600	15,955,959
6.20%, 10/15/37	11,700	15,984,584
6.50%, 08/15/18[a]	6,737	8,329,334
7.13%, 01/15/19	17,666	22,804,923
7.63%, 01/15/39	20,000	31,084,106
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	8,500	8,562,050
5.25%, 03/15/20[a]	25,618	29,294,175
6.30%, 04/15/40	22,350	27,708,189

		409,382,997

REAL ESTATE INVESTMENT TRUSTS — 0.70%
American Tower Corp.
4.50%, 01/15/18	10,876	11,823,118

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.70%, 03/15/22	$6,000	$6,422,198
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)[a]	21,670	22,971,717
3.85%, 02/01/23 (Call 11/01/22)	18,000	18,724,680
4.13%, 05/15/21	11,201	11,997,540
ERP Operating LP
4.63%, 12/15/21	13,621	15,434,909
HCP Inc.
5.38%, 02/01/21 (Call 12/01/20)	15,187	17,295,233
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	9,429	10,408,798
5.65%, 02/01/20 (Call 11/01/19)	34,372	40,949,856
6.13%, 05/30/18[a]	10,135	12,209,432

		168,237,481

RETAIL — 4.39%
CVS Caremark Corp.
5.75%, 06/01/17[a]	40,055	47,911,536
5.75%, 05/15/41 (Call 11/15/40)	5,500	6,886,715
6.13%, 09/15/39	40,600	52,614,758
6.60%, 03/15/19	11,693	14,911,615
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)[a]	7,391	8,683,963
5.40%, 03/01/16	55,187	63,900,034
5.88%, 12/16/36[a]	45,450	59,030,460
5.95%, 04/01/41 (Call 10/01/40)	19,100	25,539,804
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	18,587	19,261,522
4.65%, 04/15/42 (Call 10/15/41)	7,450	7,953,829
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	2,927	3,401,803

Security	Principal (000s)	Value

McDonald’s Corp.
2.63%, 01/15/22	$15,446	$16,050,363
5.35%, 03/01/18	15,778	19,085,059
6.30%, 10/15/37	15,964	22,718,368
6.30%, 03/01/38	11,700	16,768,674
Target Corp.
2.90%, 01/15/22[a]	30,938	32,589,130
3.88%, 07/15/20[a]	16,373	18,435,697
4.00%, 07/01/42	15,000	15,307,275
5.38%, 05/01/17	12,888	15,325,278
5.88%, 07/15/16	388	458,988
6.00%, 01/15/18	27,126	33,256,351
6.50%, 10/15/37	19,900	27,542,595
7.00%, 01/15/38	33,850	49,695,209
Wal-Mart Stores Inc.
1.50%, 10/25/15	15,819	16,201,465
2.80%, 04/15/16	19,782	21,176,851
2.88%, 04/01/15	1,200	1,271,702
3.25%, 10/25/20	34,471	37,858,486
3.63%, 07/08/20[a]	18,203	20,389,999
4.25%, 04/15/21[a]	31,289	36,662,892
4.88%, 07/08/40	22,000	26,626,312
5.00%, 10/25/40	17,750	21,868,781
5.25%, 09/01/35	14,500	17,987,468
5.38%, 04/05/17[a]	13,659	16,306,084
5.63%, 04/01/40	11,000	14,754,263
5.63%, 04/15/41[a]	35,500	47,845,778
5.80%, 02/15/18	17,386	21,578,064
6.20%, 04/15/38	27,840	38,994,756
6.50%, 08/15/37	79,746	115,160,577
7.55%, 02/15/30	3,000	4,586,124
Walgreen Co.
5.25%, 01/15/19[a]	16,457	19,022,890

		1,055,621,518

SEMICONDUCTORS — 0.47%
Intel Corp.
1.95%, 10/01/16	28,304	29,625,607
3.30%, 10/01/21[a]	34,007	36,765,308
4.80%, 10/01/41	23,358	27,472,087
Texas Instruments Inc.
1.65%, 08/03/19	10,843	10,843,000

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

2.38%, 05/16/16[a]	$7,052	$7,431,070

		112,137,072

SOFTWARE — 1.54%
Microsoft Corp.
1.63%, 09/25/15	22,139	22,880,754
2.50%, 02/08/16[a]	6,756	7,158,421
3.00%, 10/01/20	23,000	24,981,287
4.20%, 06/01/19[a]	30,701	35,875,156
4.50%, 10/01/40	16,800	19,803,873
5.20%, 06/01/39	3,000	3,860,850
5.30%, 02/08/41	20,000	26,403,234
Oracle Corp.
3.88%, 07/15/20	4,174	4,746,666
5.00%, 07/08/19	55,406	66,487,200
5.25%, 01/15/16	29,311	33,684,691
5.38%, 07/15/40	38,500	48,825,700
5.75%, 04/15/18	24,009	29,571,655
6.13%, 07/08/39	30,000	40,920,450
6.50%, 04/15/38	3,000	4,246,470

		369,446,407
TELECOMMUNICATIONS — 9.40%
AT&T Corp.
8.00%, 11/15/31	11,503	17,628,463
AT&T Inc.
1.60%, 02/15/17	3,814	3,883,383
1.70%, 06/01/17[a]	3,104	3,180,669
2.40%, 08/15/16	21,499	22,690,475
2.50%, 08/15/15	19,239	20,152,902
2.95%, 05/15/16[a]	29,789	31,952,477
3.00%, 02/15/22	15,041	15,714,160
3.88%, 08/15/21	28,777	32,251,247
4.45%, 05/15/21[a]	16,565	19,208,277
5.35%, 09/01/40	53,450	63,226,005
5.50%, 02/01/18	93,284	112,428,675
5.55%, 08/15/41	50,500	62,295,492
5.60%, 05/15/18	6,000	7,335,714
5.63%, 06/15/16[a]	22,952	26,866,177
5.80%, 02/15/19	29,612	36,502,502
6.15%, 09/15/34	5,685	7,079,985
6.30%, 01/15/38	41,050	52,887,260

Security	Principal (000s)	Value

6.45%, 06/15/34	$3,000	$3,856,230
6.50%, 09/01/37[a]	29,000	38,152,554
6.55%, 02/15/39	86,845	115,903,624
AT&T Mobility LLC
7.13%, 12/15/31	2,240	3,099,824
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,789	2,379,393
BellSouth Corp.
6.88%, 10/15/31	330	409,689
British Telecommunications PLC
5.95%, 01/15/18[a]	17,307	20,493,747
9.63%, 12/15/30[a]	5,900	9,507,201
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	40,967	57,145,892
Cisco Systems Inc.
3.15%, 03/14/17[a]	23,099	25,291,788
4.45%, 01/15/20	47,528	55,392,506
4.95%, 02/15/19[a]	27,069	32,179,716
5.50%, 02/22/16[a]	42,010	48,814,187
5.50%, 01/15/40	33,775	43,268,477
5.90%, 02/15/39	27,850	36,753,366
Deutsche Telekom International Finance BV
5.75%, 03/23/16	26,585	30,085,402
6.00%, 07/08/19[a]	17,111	20,724,869
6.75%, 08/20/18	2,082	2,570,895
8.75%, 06/15/30	54,250	79,265,217
France Telecom SA
2.13%, 09/16/15[a]	5,097	5,207,163
2.75%, 09/14/16[a]	21,104	21,971,796
4.13%, 09/14/21[a]	11,866	12,810,593
5.38%, 07/08/19[a]	26,553	30,556,927
5.38%, 01/13/42	19,750	22,729,880
8.50%, 03/01/31	32,410	47,438,517
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,450	10,198,353
Qwest Corp.
6.75%, 12/01/21	8,569	10,079,026
6.88%, 09/15/33 (Call 10/01/12)[a]	3,500	3,521,962
8.38%, 05/01/16[a]	2,000	2,404,852

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Telecom Italia Capital SA
5.25%, 10/01/15[a]	$13,045	$13,232,522
6.00%, 09/30/34	1,400	1,149,750
7.00%, 06/04/18[a]	24,768	25,748,399
7.18%, 06/18/19[a]	18,281	18,997,006
7.20%, 07/18/36	12,500	11,246,094
7.72%, 06/04/38[a]	38,073	35,407,890
Telefonica Emisiones SAU
3.99%, 02/16/16[a]	25,254	24,264,884
5.13%, 04/27/20[a]	19,331	17,675,783
5.46%, 02/16/21[a]	30,981	28,502,520
5.88%, 07/15/19[a]	13,951	13,439,463
6.42%, 06/20/16	14,549	14,876,352
7.05%, 06/20/36	24,770	22,850,325
Telefonica Europe BV
8.25%, 09/15/30[a]	17,860	18,388,358
Verizon Communications Inc.
2.00%, 11/01/16[a]	24,587	25,595,682
3.00%, 04/01/16[a]	20,775	22,280,323
3.50%, 11/01/21[a]	27,731	30,312,665
4.60%, 04/01/21[a]	25,277	29,778,202
4.75%, 11/01/41[a]	18,250	20,592,479
5.50%, 04/01/17	2,000	2,379,909
5.50%, 02/15/18	24,367	29,480,902
5.55%, 02/15/16[a]	9,068	10,430,558
5.85%, 09/15/35	14,040	17,632,555
6.00%, 04/01/41	23,850	31,005,477
6.10%, 04/15/18[a]	14,686	18,292,882
6.25%, 04/01/37	3,000	3,950,715
6.35%, 04/01/19	32,411	41,083,584
6.40%, 02/15/38	71,833	96,141,639
6.90%, 04/15/38	4,600	6,486,483
7.35%, 04/01/39	7,400	10,907,415
7.75%, 12/01/30	21,465	31,563,531
8.75%, 11/01/18	65,863	92,031,029
8.95%, 03/01/39	16,500	28,217,310
Vodafone Group PLC
1.63%, 03/20/17	16,500	16,773,075
5.00%, 09/15/15[a]	9,128	10,190,098
5.45%, 06/10/19	22,350	27,103,733
5.63%, 02/27/17	26,942	31,855,615

Security	Principal (000s) or Shares	Value

5.75%, 03/15/16[a]	$14,951	$17,246,005
6.15%, 02/27/37	25,000	33,299,867

		2,257,908,588
TRANSPORTATION — 0.55%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	19,168	21,909,561
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	14,061	15,785,160
United Parcel Service Inc.
3.13%, 01/15/21	25,986	27,817,753
5.13%, 04/01/19[a]	24,569	29,773,513
5.50%, 01/15/18	1,139	1,379,982
6.20%, 01/15/38	24,910	35,020,969

		131,686,938

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,505,205,973)		23,711,774,252

FOREIGN AGENCY OBLIGATIONS[e] — 0.02%

MEXICO — 0.02%
Pemex Project Funding Master Trust
6.63%, 06/15/35[a]	3,793	4,693,837

		4,693,837

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,826,732)		4,693,837

SHORT-TERM INVESTMENTS — 5.11%

MONEY MARKET FUNDS — 5.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,f,g]	997,714,492	997,714,492
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,f,g]	89,315,126	89,315,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,f]	140,011,752	140,011,752

		1,227,041,370

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,227,041,370)		1,227,041,370

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 103.79% (Cost: $22,736,074,075)	$24,943,509,459
Other Assets, Less Liabilities — (3.79)%	(910,315,248)

NET ASSETS — 100.00%	$24,033,194,211

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2012

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$15,085,849,875	$21,464,789,630
Affiliated (Note 2)	3,558,629,745	1,271,284,445

Total cost of investments	$18,644,479,620	$22,736,074,075

Investments in securities, at fair value (including securities on loana)(Note 1):
Unaffiliated	$15,624,923,867	$23,668,542,709
Affiliated (Note 2)	3,558,629,745	1,274,966,750

Total fair value of investments	19,183,553,612	24,943,509,459
Receivables:
Investment securities sold	19,130,813	—
Due from custodian (Note 4)	2,611,529	—
Interest	308,825,906	270,230,417
Capital shares sold	23,027,589	35,940,500

Total Assets	19,537,149,449	25,249,680,376

LIABILITIES
Payables:
Investment securities purchased	51,508,773	121,506,833
Collateral for securities on loan (Note 5)	3,318,715,459	1,087,029,618
Capital shares redeemed	—	4,925,097
Due to custodian	1,216	—
Investment advisory fees (Note 2)	6,765,297	3,024,617

Total Liabilities	3,376,990,745	1,216,486,165

NET ASSETS	$16,160,158,704	$24,033,194,211

Net assets consist of:
Paid-in capital	$15,480,252,453	$21,634,231,159
Undistributed net investment income	87,091,441	72,479,015
Undistributed net realized gain	53,740,818	119,048,653
Net unrealized appreciation	539,073,992	2,207,435,384

NET ASSETS	$16,160,158,704	$24,033,194,211

Shares outstanding[b]	176,400,000	200,500,000

Net asset value per share	$91.61	$119.87

[a]	Securities on loan with values of $3,253,539,402 and $1,063,133,332, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2012

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$553,093,504	$448,097,966
Interest — affiliated (Note 2)	64,050	786,794
Securities lending income — affiliated (Note 2)	6,003,660	997,729

Total investment income	559,161,214	449,882,489

EXPENSES
Investment advisory fees (Note 2)	37,226,983	16,287,107

Total expenses	37,226,983	16,287,107

Net investment income	521,934,231	433,595,382

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,725,979)	13,164,981
In-kind redemptions — unaffiliated	84,609,112	110,947,807
In-kind redemptions — affiliated (Note 2)	—	873,568

Net realized gain	72,883,133	124,986,356

Net change in unrealized appreciation/depreciation	(46,212,149)	479,989,011

Net realized and unrealized gain	26,670,984	604,975,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$548,605,215	$1,038,570,749

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$521,934,231	$724,643,100	$433,595,382	$674,391,850
Net realized gain	72,883,133	133,559,584	124,986,356	155,170,354
Net change in unrealized appreciation/depreciation	(46,212,149)	(3,796,249)	479,989,011	1,005,300,210

Net increase in net assets resulting from operations	548,605,215	854,406,435	1,038,570,749	1,834,862,414

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(515,701,806)	(694,209,388)	(428,057,943)	(658,235,347)

Total distributions to shareholders	(515,701,806)	(694,209,388)	(428,057,943)	(658,235,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,464,475,986	7,554,197,750	5,239,844,124	7,890,582,686
Cost of shares redeemed	(1,595,938,854)	(1,713,604,197)	(1,380,252,217)	(2,444,280,976)

Net increase in net assets from capital share transactions	1,868,537,132	5,840,593,553	3,859,591,907	5,446,301,710

INCREASE IN NET ASSETS	1,901,440,541	6,000,790,600	4,470,104,713	6,622,928,777

NET ASSETS
Beginning of period	14,258,718,163	8,257,927,563	19,563,089,498	12,940,160,721

End of period	$16,160,158,704	$14,258,718,163	$24,033,194,211	$19,563,089,498

Undistributed net investment income included in net assets at end of period	$87,091,441	$80,859,016	$72,479,015	$66,941,576

SHARES ISSUED AND REDEEMED
Shares sold	38,400,000	85,300,000	44,900,000	70,300,000
Shares redeemed	(18,000,000)	(19,300,000)	(11,800,000)	(21,900,000)

Net increase in shares outstanding	20,400,000	66,000,000	33,100,000	48,400,000

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Apr. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$91.40	$91.75	$86.03	$68.49	$95.31	$103.03

Income from investment operations:
Net investment income[b]	3.18	6.74	7.45	8.31	8.77	7.02
Net realized and unrealized gain (loss)[c]	0.19	(0.45)	5.65	17.47	(27.84)	(8.81)

Total from investment operations	3.37	6.29	13.10	25.78	(19.07)	(1.79)

Less distributions from:
Net investment income	(3.16)	(6.64)	(7.38)	(8.24)	(7.75)	(5.93)

Total distributions	(3.16)	(6.64)	(7.38)	(8.24)	(7.75)	(5.93)

Net asset value, end of period	$91.61	$91.40	$91.75	$86.03	$68.49	$95.31

Total return	3.80%[d]	7.35%	16.11%	39.50%	(21.06)%	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,160,159	$14,258,718	$8,257,928	$4,611,414	$2,089,054	$352,636
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	7.00%	7.60%	8.44%	10.30%	11.18%	7.87%
Portfolio turnover rate[f]	12%	13%	16%	67%	27%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$116.86	$108.74	$105.18	$93.78	$105.21	$108.00

Income from investment operations:
Net investment income[a]	2.35	5.00	5.24	5.76	5.78	5.79
Net realized and unrealized gain (loss)[b]	3.02	8.08	3.58	11.33	(11.75)	(2.83)

Total from investment operations	5.37	13.08	8.82	17.09	(5.97)	2.96

Less distributions from:
Net investment income	(2.36)	(4.96)	(5.26)	(5.69)	(5.46)	(5.75)

Total distributions	(2.36)	(4.96)	(5.26)	(5.69)	(5.46)	(5.75)

Net asset value, end of period	$119.87	$116.86	$108.74	$105.18	$93.78	$105.21

Total return	4.66%[c]	12.37%	8.59%	18.70%	(5.96)%	3.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,033,194	$19,563,089	$12,940,161	$12,190,805	$8,646,439	$3,356,320
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.99%	4.48%	4.83%	5.71%	5.96%	5.51%
Portfolio turnover rate[e]	3%	4%	7%	79%	48%	95%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
iBoxx $ High Yield Corporate	Diversified
iBoxx $ Investment Grade Corporate	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$15,624,923,867	$—	$15,624,923,867
Short-Term Investments	3,558,629,745	—	—	3,558,629,745

	$3,558,629,745	$15,624,923,867	$—	$19,183,553,612

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$23,711,774,252	$—	$23,711,774,252
Foreign Agency Obligations	—	4,693,837	—	4,693,837
Short-Term Investments	1,227,041,370	—	—	1,227,041,370

	$1,227,041,370	$23,716,468,089	$—	$24,943,509,459

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective June 30, 2012, for its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond Fund, BFA is entitled to an annual investment advisory fee of 0.50% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $19 billion, and 0.475% on its allocable portion of the aggregate average daily net assets in excess of $19 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
iBoxx $ High Yield Corporate	$3,232,740
iBoxx $ Investment Grade Corporate	537,239

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate
PNC Funding Corp.
2.70%, 09/19/16	$—	$267	$—	$267	$283,453	$110	$—
3.30%, 03/08/22	—	14,638	—	14,638	15,373,047	169,410	—
3.63%, 02/08/15	17,514	—	(17,514)	—	—	8,622	873,568
4.38%, 08/11/20	8,500	508	—	9,008	10,108,890	192,067	—
5.13%, 02/08/20	13,500	5,339	—	18,839	22,159,990	390,965	—

					$47,925,380	$761,174	$873,568

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2012 were as follows:

iShares Bond Fund	Purchases	Sales
iBoxx $ High Yield Corporate	$2,948,469,928	$1,680,025,882
iBoxx $ Investment Grade Corporate	2,417,964,723	638,128,348

In-kind transactions (see Note 4) for the six months ended August 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$1,918,997,695	$1,544,618,587
iBoxx $ Investment Grade Corporate	3,439,610,570	1,333,012,410

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 29, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$4,792,608	$6,496,723	$177,819	$11,467,150
iBoxx $ Investment Grade Corporate	111,041	—	—	111,041

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$18,643,379,516	$702,943,106	$(162,769,010)	$540,174,096
iBoxx $ Investment Grade Corporate	22,739,457,680	2,245,446,655	(41,394,876)	2,204,051,779

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares iBoxx $ High Yield Corporate Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBoxx $ Investment Grade Corporate Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate	$3.11172	$—	$0.04366	$3.15538	99%	—%	1%	100%
iBoxx $ Investment Grade Corporate	2.33939	—	0.02302	2.36241	99	—	1	100

SUPPLEMENTAL INFORMATION	67

Notes:

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

Notes:

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free-1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-24-0812

August 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Barclays Intermediate Government/Credit Bond Fund  |  GVI  |  NYSE Arca

iShares Barclays Government/Credit Bond Fund  |  GBF  |  NYSE Arca

iShares 10+ Year Government/Credit Bond Fund  |  GLJ  |  NYSE Arca

iShares Barclays Agency Bond Fund  |  AGZ  |  NYSE Arca

iShares Barclays MBS Bond Fund  |  MBB  |  NYSE Arca

Fund Performance Overviews

iSHARES® GOVERNMENT/CREDIT BOND FUNDS

Performance as of August 31, 2012

	Average Annual Total Returns
	Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	3.88%	4.03%	4.04%	5.71%	5.69%	5.80%	5.61%	5.65%	5.73%
Barclays Government/Credit	6.48%	6.93%	6.67%	6.72%	6.62%	6.77%	6.41%	6.43%	6.50%
10+ Year Government/Credit	18.33%	19.20%	18.03%	n/a	n/a	n/a	14.02%	14.28%	14.38%

	Cumulative Total Returns
	Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	3.88%	4.03%	4.04%	32.00%	31.86%	32.59%	36.20%	36.43%	37.03%
Barclays Government/Credit	6.48%	6.93%	6.67%	38.43%	37.77%	38.74%	42.13%	42.25%	42.72%
10+ Year Government/Credit	18.33%	19.20%	18.03%	n/a	n/a	n/a	43.13%	44.01%	44.29%

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 1/5/07 and 12/8/09, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 1/11/07 and 12/9/09, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 2.14%, net of fees, while the total return for the Index was 2.29%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	55.59%
Financial	12.19
U.S. Government Agency Obligations	9.16
Consumer Non-Cyclical	4.18
Communications	2.88
Energy	2.81
Multi-National	1.99
Industrial	1.82
Foreign Agency Obligations	1.70
Utilities	1.70
Basic Materials	1.52
Consumer Cyclical	1.18
Foreign Government Obligations	1.12
Technology	1.08
Municipal Debt Obligations	0.10
Short-Term and Other Net Assets	0.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.75%, 05/15/14	6.96%
U.S. Treasury Notes, 4.88%, 08/15/16	6.06
U.S. Treasury Notes, 3.38%, 11/15/19	3.38
U.S. Treasury Notes, 1.00%, 03/31/17	2.48
Federal National Mortgage Association, 5.00%, 04/15/15	1.96
U.S. Treasury Notes, 2.00%, 02/15/22	1.90
U.S. Treasury Notes, 0.38%, 03/15/15	1.87
U.S. Treasury Notes, 1.25%, 02/15/14	1.73
U.S. Treasury Notes, 3.63%, 08/15/19	1.65
U.S. Treasury Notes, 1.88%, 08/31/17	1.64

TOTAL	29.63%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 3.19%, net of fees, while the total return for the Index was 3.37%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	52.93%
Financial	11.09
U.S. Government Agency Obligations	7.17
Consumer Non-Cyclical	4.82
Communications	3.88
Energy	3.47
Utilities	2.48
Industrial	2.07
Foreign Government Obligations	1.86
Basic Materials	1.82
Multi-National	1.70
Foreign Agency Obligations	1.63
Consumer Cyclical	1.46
Municipal Debt Obligations	1.32
Technology	1.10
Diversified	0.12
Short-Term and Other Net Assets	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.63%, 11/15/16	4.50%
U.S. Treasury Notes, 3.63%, 08/15/19	4.31
U.S. Treasury Notes, 4.75%, 05/15/14	3.77
U.S. Treasury Bonds, 7.63%, 02/15/25	2.28
U.S. Treasury Notes, 2.00%, 04/30/16	2.01
U.S. Treasury Notes, 2.38%, 07/31/17	1.92
U.S. Treasury Bonds, 4.50%, 08/15/39	1.80
U.S. Treasury Notes, 0.88%, 12/31/16	1.72
U.S. Treasury Notes, 2.13%, 02/29/16	1.71
U.S. Treasury Notes, 1.25%, 04/15/14	1.64

TOTAL	25.66%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® GOVERNMENT/CREDIT BOND FUNDS

The iShares 10+ Year Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment grade U.S. corporate and government bond markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 7.99%, net of fees, while the total return for the Index was 8.23%.

Special note — Effective October 17, 2012, the Fund will change its name to the iShares Core Long-Term U.S. Bond ETF and will trade under the ticker symbol “ILTB”. On or about October 23, 2012, the investment objective of the Fund will change to track a new underlying index, the Barclays U.S. Long Government/Credit Bond Index.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	45.64%
Financial	7.83
Communications	6.24
Consumer Non-Cyclical	5.82
Energy	5.53
Utilities	5.21
Municipal Debt Obligations	5.16
Foreign Government Obligations	4.50
Industrial	3.01
U.S. Government Agency Obligations	2.98
Consumer Cyclical	2.52
Basic Materials	1.98
Foreign Agency Obligations	1.14
Technology	0.81
Diversified	0.19
Multi-National	0.17
Short-Term and Other Net Assets	1.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

U.S. Treasury Bonds, 4.25%, 11/15/40	4.12%
U.S. Treasury Bonds, 3.50%, 02/15/39	3.38
U.S. Treasury Bonds, 3.75%, 08/15/41	3.23
U.S. Treasury Bonds, 3.13%, 02/15/42	2.94
U.S. Treasury Bonds, 3.13%, 11/15/41	2.80
U.S. Treasury Bonds, 4.75%, 02/15/41	2.51
U.S. Treasury Bonds, 7.63%, 02/15/25	2.09
U.S. Treasury Bonds, 4.50%, 02/15/36	1.99
U.S. Treasury Bonds, 6.00%, 02/15/26	1.92
U.S. Treasury Bonds, 7.50%, 11/15/24	1.45

TOTAL	26.43%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.74%	2.76%	2.91%	4.70%	4.70%	4.82%	19.17%	19.18%	19.69%

Total returns for the period since inception are calculated from the inception date of the Fund (11/5/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Agency Bond Index (the “Index”). The Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment grade native-currency U.S. dollar-denominated debentures issued by government and government-related agencies including the Federal National Mortgage Association (Fannie Mae). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 1.64%, net of fees, while the total return for the Index was 1.71%.

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Agency Obligations	96.70%
Foreign Government Obligations	1.12
Financial	0.97
Short-Term and Other Net Assets	1.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Federal Home Loan Mortgage Corp., 0.50%, 04/17/15	6.86%
Federal National Mortgage Association, 2.25%, 03/15/16	5.56
Federal National Mortgage Association, 0.70%, 06/26/15	5.33
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	4.47
Federal Home Loan Mortgage Corp., 0.38%, 11/27/13	4.37
Federal National Mortgage Association, 0.88%, 08/28/17	4.26
Federal Home Loan Mortgage Corp., 0.50%, 10/15/13	3.79
Federal National Mortgage Association, 0.00%, 06/01/17	3.27
Federal Home Loan Banks, 3.63%, 10/18/13	3.24
Federal Home Loan Banks, 1.38%, 05/28/14	3.14

TOTAL	44.29%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS MBS BOND FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.33%	3.25%	3.67%	6.01%	5.99%	6.47%	5.67%	5.68%	6.13%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.33%	3.25%	3.67%	33.89%	33.78%	36.81%	35.21%	35.28%	38.45%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® BARCLAYS MBS BOND FUND

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. MBS Index (the “Index”). The Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 1.90%, net of fees, while the total return for the Index was 2.08%.

PORTFOLIO ALLOCATION

As of 8/31/12

Issuer/Investment Type	Percentage of Net Assets

Federal National Mortgage Association	48.80%
Federal Home Loan Mortgage Corp.	27.96
Government National Mortgage Association	22.71
Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Federal National Mortgage Association, 3.50%, 09/01/42	1.77%
Government National Mortgage Association, 3.50%, 09/01/42	1.33
Government National Mortgage Association, 4.00%, 12/20/41	1.13
Federal National Mortgage Association, 4.00%, 09/01/42	1.09
Federal National Mortgage Association, 3.00%, 09/01/27	1.01
Federal National Mortgage Association, 4.50%, 09/01/41	1.00
Federal National Mortgage Association, 5.00%, 05/01/41	0.98
Federal Home Loan Mortgage Corp., 3.50%, 09/01/42	0.97
Federal National Mortgage Association, 6.00%, 09/01/42	0.90
Federal National Mortgage Association, 4.50%, 05/01/41	0.83

TOTAL	11.01%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays Intermediate Government/Credit
Actual	$1,000.00	$1,021.40	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Government/Credit
Actual	1,000.00	1,031.90	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
10+ Year Government/Credit
Actual	1,000.00	1,079.90	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Agency
Actual	1,000.00	1,016.40	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays MBS
Actual	$1,000.00	$1,019.00	0.25%	$1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 31.35%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22[a]		$50	$51,754
10.00%, 07/15/17	(Call 07/15/13)	100	111,000
Omnicom Group Inc.
3.63%, 05/01/22		500	523,344
WPP Finance 2010
4.75%, 11/21/21		150	162,656

			848,754
AEROSPACE & DEFENSE — 0.37%
Boeing Co. (The)
4.88%, 02/15/20		450	542,203
Exelis Inc.
5.55%, 10/01/21		200	218,424
General Dynamics Corp.
5.25%, 02/01/14		700	746,088
Goodrich Corp.
3.60%, 02/01/21	(Call 11/01/20)	250	274,799
L-3 Communications Corp.
4.95%, 02/15/21	(Call 11/15/20)	100	109,796
Lockheed Martin Corp.
3.35%, 09/15/21		300	315,227
United Technologies Corp.
3.10%, 06/01/22		300	318,343
5.38%, 12/15/17		623	755,995

			3,280,875
AGRICULTURE — 0.46%
Altria Group Inc.
4.75%, 05/05/21		600	691,412
9.70%, 11/10/18		526	753,266
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]		250	288,442
Bunge Ltd. Finance Corp.
3.20%, 06/15/17		250	258,222
4.10%, 03/15/16		150	158,250
Lorillard Tobacco Co.
2.30%, 08/21/17		250	253,092
3.50%, 08/04/16		100	106,034

Security		Principal (000s)	Value

Philip Morris International Inc.
2.50%, 08/22/22		$150	$150,886
5.65%, 05/16/18		685	835,873
Reynolds American Inc.
6.75%, 06/15/17		447	542,411

			4,037,888
AIRLINES — 0.05%
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23		49	51,436
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
4.75%, 07/12/22[a]		95	101,399
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20		46	49,132
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/20		250	256,250

			458,217
APPAREL — 0.01%
VF Corp.
3.50%, 09/01/21		50	53,953

			53,953
AUTO MANUFACTURERS — 0.07%
Daimler Finance North America LLC
6.50%, 11/15/13		590	630,804

			630,804
AUTO PARTS & EQUIPMENT — 0.05%
Johnson Controls Inc.
3.75%, 12/01/21	(Call 09/01/21)	200	209,932
4.25%, 03/01/21		200	219,218

			429,150
BANKS — 7.79%
Abbey National Treasury Services PLC
4.00%, 04/27/16		300	304,094

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

American Express Centurion Bank
5.95%, 06/12/17		$300	$357,577
Associated Banc-Corp
5.13%, 03/28/16	(Call 02/28/16)	100	108,910
Bank of America Corp.
3.63%, 03/17/16		300	311,924
4.50%, 04/01/15		600	635,354
5.63%, 07/01/20		750	827,885
5.65%, 05/01/18		1,010	1,123,589
5.70%, 01/24/22		850	959,887
7.38%, 05/15/14		1,053	1,147,833
7.63%, 06/01/19		262	319,183
Bank of America N.A.
5.30%, 03/15/17		500	542,987
Bank of Montreal
1.75%, 04/29/14		150	153,031
2.50%, 01/11/17		200	210,602
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16		300	313,180
4.95%, 11/01/12		960	966,815
Bank of Nova Scotia
2.05%, 10/07/15		750	775,315
4.38%, 01/13/21		150	171,562
Barclays Bank PLC
5.13%, 01/08/20		700	758,376
5.20%, 07/10/14		400	424,007
BB&T Corp.
3.20%, 03/15/16	(Call 02/16/16)	250	266,476
6.85%, 04/30/19		262	334,081
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14		100	98,080
BNP Paribas SA
3.25%, 03/11/15		300	310,758
5.00%, 01/15/21		500	538,464
Capital One Financial Corp.
2.13%, 07/15/14		450	458,299
6.75%, 09/15/17		526	641,039
Citigroup Inc.
4.45%, 01/10/17		1,800	1,934,237
4.50%, 01/14/22		250	263,417
4.75%, 05/19/15		600	641,878

Security	Principal (000s)	Value

5.00%, 09/15/14	$150	$156,717
5.50%, 04/11/13	526	540,285
6.13%, 05/15/18	1,010	1,168,758
8.50%, 05/22/19	512	656,633
Comerica Inc.
3.00%, 09/16/15	50	52,233
Credit Suisse New York
5.00%, 05/15/13	526	541,089
5.40%, 01/14/20	600	642,727
5.50%, 05/01/14	100	106,769
6.00%, 02/15/18	400	438,913
Deutsche Bank AG London
4.88%, 05/20/13[a]	600	616,724
6.00%, 09/01/17[a]	848	986,812
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	267,824
8.13%, 01/21/14	550	600,073
Fifth Third Bancorp
5.45%, 01/15/17	526	584,178
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	600	619,526
3.70%, 08/01/15	600	622,824
5.25%, 10/15/13	375	391,760
5.25%, 07/27/21	300	318,315
5.35%, 01/15/16	660	718,280
5.75%, 01/24/22	1,000	1,099,474
6.00%, 05/01/14	450	480,294
6.15%, 04/01/18	1,610	1,829,247
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	371,656
HSBC Holdings PLC
5.10%, 04/05/21	650	746,723
J.P. Morgan Chase & Co.
3.15%, 07/05/16	600	633,450
3.45%, 03/01/16	450	479,857
4.25%, 10/15/20	500	546,140
4.50%, 01/24/22	400	443,861
5.75%, 01/02/13	1,502	1,525,039
6.00%, 01/15/18	800	953,344
6.30%, 04/23/19	262	317,891

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	$1,000	$1,176,676
KeyCorp
6.50%, 05/14/13	526	546,794
KfW
1.50%, 04/04/14	1,500	1,528,885
2.00%, 06/01/16	2,250	2,364,782
2.63%, 03/03/15	750	790,841
2.63%, 01/25/22	1,500	1,595,511
3.25%, 03/15/13	1,000	1,015,910
4.88%, 01/17/17	842	989,976
Series G
4.38%, 03/15/18	1,347	1,579,907
Korea Finance Corp.
4.63%, 11/16/21	200	222,349
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	600	624,577
Series G
5.00%, 11/08/16	842	986,491
Lloyds TSB Bank PLC
4.20%, 03/28/17	200	211,350
Morgan Stanley
3.45%, 11/02/15	150	150,476
3.80%, 04/29/16	400	401,382
4.10%, 01/26/15	300	307,290
4.75%, 04/01/14[a]	550	564,534
5.30%, 03/01/13	200	204,011
5.45%, 01/09/17	500	524,672
5.75%, 10/18/16	473	499,645
5.75%, 01/25/21	700	715,716
6.00%, 04/28/15	736	782,424
6.63%, 04/01/18	603	656,398
7.30%, 05/13/19	262	293,347
National Australia Bank Ltd. New York
1.60%, 08/07/15	250	251,701
National City Corp.
6.88%, 05/15/19	526	648,478
Northern Trust Corp.
3.38%, 08/23/21	100	108,565
3.45%, 11/04/20	50	54,212

Security		Principal (000s)	Value

Oesterreichische Kontrollbank AG
2.00%, 06/03/16		$600	$620,454
PNC Funding Corp.
3.30%, 03/08/22	(Call 02/06/22)[b]	200	211,079
5.25%, 11/15/15[b]		135	150,368
Rabobank Nederland
3.38%, 01/19/17		750	790,893
4.50%, 01/11/21		500	546,841
Royal Bank of Canada
1.45%, 10/30/14		200	203,534
2.30%, 07/20/16		150	156,262
2.88%, 04/19/16		350	372,747
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[a]		500	527,285
5.63%, 08/24/20		150	164,228
6.13%, 01/11/21		400	458,565
State Street Corp.
4.30%, 05/30/14		179	191,381
4.38%, 03/07/21		300	346,318
SunTrust Bank
7.25%, 03/15/18		262	306,802
SunTrust Banks Inc.
3.50%, 01/20/17	(Call 12/20/16)	100	105,418
Svenska Handelsbanken AB
2.88%, 04/04/17		250	261,598
Toronto-Dominion Bank (The)
1.38%, 07/14/14		50	50,835
2.38%, 10/19/16		200	210,299
2.50%, 07/14/16		100	105,690
U.S. Bancorp
1.65%, 05/15/17	(Call 04/15/17)	200	204,060
2.20%, 11/15/16	(Call 10/14/16)	200	209,883
4.13%, 05/24/21	(Call 04/23/21)	100	113,285
UBS AG Stamford
5.88%, 12/20/17		1,010	1,170,261
US Bank N.A.
4.80%, 04/15/15		686	753,434
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16		300	346,069
5.75%, 06/15/17		1,010	1,202,608

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Wells Fargo & Co.
3.63%, 04/15/15		$450	$481,189
3.75%, 10/01/14		600	635,513
4.60%, 04/01/21		400	459,758
5.25%, 10/23/12		900	905,847
Westpac Banking Corp.
2.10%, 08/02/13		200	202,975
3.00%, 08/04/15		450	473,975
4.88%, 11/19/19		375	422,562

			68,515,172
BEVERAGES — 0.78%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22		350	353,273
5.38%, 11/15/14		600	661,606
5.38%, 01/15/20		400	488,635
7.75%, 01/15/19		400	537,436
Beam Inc.
5.38%, 01/15/16		54	60,955
Bottling Group LLC
6.95%, 03/15/14		307	336,434
Coca-Cola Co. (The)
5.35%, 11/15/17		1,000	1,214,593
Coca-Cola Enterprises Inc.
2.13%, 09/15/15		300	307,418
Diageo Finance BV
5.30%, 10/28/15		623	710,412
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16		100	105,102
3.20%, 11/15/21	(Call 08/15/21)	200	207,698
PepsiCo Inc.
1.25%, 08/13/17		400	401,397
2.75%, 03/05/22		200	206,560
3.75%, 03/01/14		526	550,896
7.90%, 11/01/18		500	673,875

			6,816,290
BIOTECHNOLOGY — 0.25%
Amgen Inc.
1.88%, 11/15/14		100	101,955
2.30%, 06/15/16		150	155,261
3.88%, 11/15/21	(Call 08/15/21)	400	431,779
5.70%, 02/01/19		762	907,560

Security		Principal (000s)	Value

Bio-Rad Laboratories Inc.
4.88%, 12/15/20		$100	$104,372
Celgene Corp.
3.95%, 10/15/20		100	105,964
Gilead Sciences Inc.
3.05%, 12/01/16[a]		300	320,388
4.50%, 04/01/21	(Call 01/01/21)	100	113,649

			2,240,928
BUILDING MATERIALS — 0.07%
CRH America Inc.
5.30%, 10/15/13		370	385,681
Owens Corning Inc.
9.00%, 06/15/19		160	200,497

			586,178
CHEMICALS — 0.54%
Air Products and Chemicals Inc.
2.00%, 08/02/16		250	258,635
Dow Chemical Co. (The)
6.00%, 10/01/12		268	268,973
7.60%, 05/15/14		476	527,038
8.55%, 05/15/19		400	534,978
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21		300	333,420
4.25%, 04/01/21[a]		550	639,474
Eastman Chemical Co.
3.00%, 12/15/15		200	209,310
Ecolab Inc.
3.00%, 12/08/16		600	638,433
Mosaic Co. (The)
3.75%, 11/15/21	(Call 08/15/21)	150	159,834
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19		300	377,596
PPG Industries Inc.
3.60%, 11/15/20		200	213,727
Praxair Inc.
3.00%, 09/01/21		100	105,971
4.05%, 03/15/21		100	113,805
4.50%, 08/15/19		256	297,130
Sigma-Aldrich Corp.
3.38%, 11/01/20	(Call 08/01/20)	50	53,634

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Valspar Corp. (The)
4.20%, 01/15/22	(Call 10/15/21)	$50	$53,265

			4,785,223
COMMERCIAL SERVICES — 0.06%
ADT Corp. (The)
2.25%, 07/15/17[c]		200	203,735
Moody’s Corp.
5.50%, 09/01/20[a]		100	111,904
Western Union Co. (The)
5.25%, 04/01/20[a]		216	249,370

			565,009
COMPUTERS — 0.58%
Computer Sciences Corp.
6.50%, 03/15/18		150	168,090
Dell Inc.
2.30%, 09/10/15		100	103,130
4.63%, 04/01/21[a]		250	272,375
Hewlett-Packard Co.
1.25%, 09/13/13		150	150,421
1.55%, 05/30/14		150	149,879
2.35%, 03/15/15		300	304,132
2.65%, 06/01/16		150	152,159
4.30%, 06/01/21		450	447,933
4.65%, 12/09/21		200	202,803
5.50%, 03/01/18		526	595,147
International Business Machines Corp.
0.55%, 02/06/15		1,000	1,001,386
1.95%, 07/22/16		300	312,639
2.90%, 11/01/21[a]		350	373,746
4.75%, 11/29/12		173	174,900
5.70%, 09/14/17		550	669,782

			5,078,522
COSMETICS & PERSONAL CARE — 0.14%
Colgate-Palmolive Co.
1.30%, 01/15/17		200	203,879
2.95%, 11/01/20		150	161,120
Procter & Gamble Co. (The)
1.80%, 11/15/15		600	621,997
4.70%, 02/15/19		200	236,765

			1,223,761

Security		Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
5.13%, 03/01/21[a]		$150	$156,962
Ingram Micro Inc.
5.25%, 09/01/17		100	107,502

			264,464
DIVERSIFIED FINANCIAL SERVICES — 2.47%
Alterra Finance LLC
6.25%, 09/30/20		100	112,008
American Express Co.
4.88%, 07/15/13[a]		507	525,337
6.80%, 09/01/66	(Call 09/01/16)[d]	268	283,410
7.00%, 03/19/18		792	1,005,368
American Express Credit Corp.
2.80%, 09/19/16		200	213,045
Ameriprise Financial Inc.
5.30%, 03/15/20		150	173,528
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14		1,047	1,149,796
Boeing Capital Corp.
2.13%, 08/15/16	(Call 07/15/16)[a]	250	261,657
Caterpillar Financial Services Corp.
1.63%, 06/01/17[a]		250	253,762
Charles Schwab Corp. (The)
3.23%, 09/01/22[c]		262	265,633
Credit Suisse (USA) Inc.
5.38%, 03/02/16		1,048	1,167,186
Ford Motor Credit Co. LLC
4.25%, 02/03/17		1,000	1,050,000
7.00%, 04/15/15[a]		750	830,625
8.13%, 01/15/20		750	922,500
General Electric Capital Corp.
2.95%, 05/09/16[a]		450	475,867
4.65%, 10/17/21		400	454,298
5.00%, 01/08/16		640	715,259
5.30%, 02/11/21		700	805,611
5.63%, 09/15/17		1,000	1,180,967
5.63%, 05/01/18		762	904,005
5.90%, 05/13/14		450	489,659
6.00%, 08/07/19		462	560,638

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

HSBC Finance Corp.
5.50%, 01/19/16		$350	$382,100
6.68%, 01/15/21		569	643,396
Jefferies Group Inc.
8.50%, 07/15/19		262	298,680
John Deere Capital Corp.
0.88%, 04/17/15		100	100,474
1.85%, 09/15/16		600	619,001
3.15%, 10/15/21		200	214,546
Merrill Lynch & Co. Inc.
5.45%, 07/15/14		1,185	1,256,881
6.05%, 05/16/16		600	646,307
Series C
5.00%, 01/15/15		235	249,603
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22	(Call 11/15/21)[a]	250	260,977
Nomura Holdings Inc.
6.70%, 03/04/20		225	258,359
ORIX Corp.
5.00%, 01/12/16		250	267,638
PACCAR Financial Corp.
1.55%, 09/29/14		200	203,390
SLM Corp.
6.25%, 01/25/16		500	531,250
7.25%, 01/25/22		100	108,000
Series A
5.38%, 05/15/14		637	666,461
Swedish Export Credit Corp.
1.75%, 05/30/17		200	204,140
Toyota Motor Credit Corp.
1.25%, 11/17/14		200	202,866
1.38%, 08/12/13		400	403,887
1.75%, 05/22/17		200	205,156
3.40%, 09/15/21		200	216,791

			21,740,062
ELECTRIC — 1.65%
Ameren Illinois Co.
2.70%, 09/01/22		250	252,122
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22	(Call 05/01/22)	250	251,933

Security		Principal (000s)	Value

Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18[a]		$1,471	$1,808,294
Constellation Energy Group Inc.
4.55%, 06/15/15[a]		556	599,088
Consumers Energy Co.
2.85%, 05/15/22	(Call 02/15/22)	200	206,494
Detroit Edison Co. (The)
3.45%, 10/01/20	(Call 07/01/20)	150	162,717
Dominion Resources Inc.
Series C
5.15%, 07/15/15		640	716,121
Duke Energy Corp.
3.55%, 09/15/21	(Call 06/15/21)	150	158,559
5.05%, 09/15/19		262	307,404
Duke Energy Indiana Inc.
3.75%, 07/15/20		200	219,817
Edison International
3.75%, 09/15/17		200	215,728
Entergy Arkansas Inc.
3.75%, 02/15/21	(Call 11/15/20)	200	209,907
Entergy Corp.
4.70%, 01/15/17	(Call 12/15/16)	100	106,805
Entergy Louisiana LLC
1.88%, 12/15/14		100	102,372
Exelon Corp.
4.90%, 06/15/15		440	477,648
Exelon Generation Co. LLC
5.35%, 01/15/14		590	624,245
FirstEnergy Solutions Corp.
4.80%, 02/15/15		300	323,457
FPL Group Capital Inc.
6.00%, 03/01/19[a]		256	304,159
Great Plains Energy Inc.
4.85%, 06/01/21		50	55,393
5.29%, 06/15/22	(Call 03/15/22)[e]	300	331,411
Integrys Energy Group Inc.
4.17%, 11/01/20		50	53,042
Kentucky Utilities Co.
3.25%, 11/01/20	(Call 08/01/20)	50	54,125

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

LG&E and KU Energy LLC
2.13%, 11/15/15		$100	$101,657
3.75%, 11/15/20[a]		100	105,320
MidAmerican Energy Holdings Co.
5.75%, 04/01/18		300	358,322
Nisource Finance Corp.
4.45%, 12/01/21	(Call 09/01/21)	300	323,932
Northern States Power Co.
1.95%, 08/15/15	(Call 05/15/15)	100	103,672
2.15%, 08/15/22	(Call 02/15/22)	500	501,654
Oncor Electric Delivery Co.
6.38%, 01/15/15		268	298,047
Pacific Gas & Electric Co.
4.80%, 03/01/14		897	951,414
Portland General Electric Co.
6.10%, 04/15/19		100	124,167
PPL Electric Utilities Corp.
3.00%, 09/15/21		150	160,258
PPL Energy Supply LLC
4.60%, 12/15/21	(Call 09/15/21)[a]	200	212,725
Progress Energy Carolinas
3.00%, 09/15/21	(Call 06/15/21)	150	158,156
Progress Energy Inc.
3.15%, 04/01/22	(Call 01/01/22)	300	303,325
4.40%, 01/15/21	(Call 10/15/20)	300	335,513
PSEG Power LLC
2.50%, 04/15/13		200	202,348
2.75%, 09/15/16		100	102,711
4.15%, 09/15/21	(Call 06/15/21)	150	160,099
Public Service Co. of Oklahoma
4.40%, 02/01/21		100	111,819
San Diego Gas & Electric Co.
3.00%, 08/15/21		200	211,057
SCANA Corp.
4.13%, 02/01/22	(Call 11/01/21)	50	51,223
4.75%, 05/15/21	(Call 02/15/21)	150	161,763
Scottish Power Ltd.
5.38%, 03/15/15		65	67,387
Southern Co. (The)
2.38%, 09/15/15		100	102,762

Security		Principal (000s)	Value

Southern Power Co.
Series D
4.88%, 07/15/15		$307	$335,177
Southwestern Electric Power Co.
6.45%, 01/15/19		262	311,338
Tucson Electric Power Co.
5.15%, 11/15/21	(Call 08/15/21)[a]	300	330,187
UIL Holdings Corp.
4.63%, 10/01/20		100	105,245
Union Electric Co.
6.70%, 02/01/19		262	338,307
Virginia Electric and Power Co.
2.95%, 01/15/22	(Call 10/15/21)[a]	100	105,635
Wisconsin Electric Power Co.
2.95%, 09/15/21		200	210,338

			14,486,399
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
4.88%, 10/15/19[a]		300	356,700
5.25%, 10/15/18		405	489,638

			846,338
ELECTRONICS — 0.20%
Agilent Technologies Inc.
5.00%, 07/15/20		100	113,082
6.50%, 11/01/17[a]		225	271,423
Amphenol Corp.
4.00%, 02/01/22	(Call 11/01/21)	50	52,697
Honeywell International Inc.
5.30%, 03/01/18		262	315,183
Koninklijke Philips Electronics NV
3.75%, 03/15/22		300	324,157
PerkinElmer Inc.
5.00%, 11/15/21	(Call 08/15/21)	50	55,065
Thermo Fisher Scientific Inc.
3.20%, 03/01/16		300	318,941
3.60%, 08/15/21	(Call 05/15/21)	200	211,571
4.50%, 03/01/21		50	56,338

			1,718,457
ENGINEERING & CONSTRUCTION — 0.02%
Fluor Corp.
3.38%, 09/15/21		200	209,731

			209,731

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19		$100	$119,877

			119,877
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
5.00%, 03/01/20		400	458,783
Waste Management Inc.
4.60%, 03/01/21		400	453,709

			912,492
FOOD — 0.67%
Campbell Soup Co.
3.05%, 07/15/17		200	216,499
Delhaize Group SA
4.13%, 04/10/19[a]		250	241,153
General Mills Inc.
1.55%, 05/16/14		200	202,962
5.70%, 02/15/17		200	238,480
H.J. Heinz Co.
3.13%, 09/12/21	(Call 06/12/21)[a]	250	261,993
Hershey Co. (The)
1.50%, 11/01/16		200	202,862
4.13%, 12/01/20		50	56,970
Ingredion Inc.
4.63%, 11/01/20[a]		50	55,223
Kellogg Co.
1.88%, 11/17/16		150	154,163
3.13%, 05/17/22		250	262,007
4.45%, 05/30/16		300	335,650
Kraft Foods Group Inc.
3.50%, 06/06/22[c]		250	263,475
Kraft Foods Inc.
4.13%, 02/09/16		500	548,287
6.13%, 02/01/18		1,004	1,227,298
Kroger Co. (The)
2.20%, 01/15/17		300	305,692
3.90%, 10/01/15		300	322,623
McCormick & Co. Inc.
3.90%, 07/15/21	(Call 04/15/21)	200	221,386
Safeway Inc.
3.95%, 08/15/20[a]		200	189,334

Security		Principal (000s)	Value

Sysco Corp.
2.60%, 06/12/22		$250	$257,352
Unilever Capital Corp.
4.25%, 02/10/21		250	292,582

			5,855,991
FOREST PRODUCTS & PAPER — 0.14%
Domtar Corp.
4.40%, 04/01/22		200	201,348
International Paper Co.
4.75%, 02/15/22	(Call 11/15/21)[a]	600	673,004
7.95%, 06/15/18		262	333,675

			1,208,027
GAS — 0.05%
AGL Capital Corp.
3.50%, 09/15/21	(Call 06/15/21)	200	209,842
Sempra Energy
2.00%, 03/15/14		100	101,945
6.50%, 06/01/16		112	131,683

			443,470
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
3.40%, 12/01/21	(Call 09/01/21)	300	315,498

			315,498
HEALTH CARE — PRODUCTS — 0.31%
Baxter International Inc.
4.25%, 03/15/20		200	226,364
Becton, Dickinson and Co.
3.13%, 11/08/21		200	211,667
3.25%, 11/12/20		100	106,573
Boston Scientific Corp.
4.50%, 01/15/15		700	748,877
Covidien International Finance SA
6.00%, 10/15/17		450	543,370
Medtronic Inc.
3.00%, 03/15/15		200	211,334
4.13%, 03/15/21	(Call 12/15/20)	200	227,197
St. Jude Medical Inc.
2.50%, 01/15/16[a]		100	103,956
Stryker Corp.
2.00%, 09/30/16		100	103,715

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Zimmer Holdings Inc.
3.38%, 11/30/21	(Call 08/30/21)	$200	$210,507

			2,693,560
HEALTH CARE — SERVICES — 0.27%
Aetna Inc.
3.95%, 09/01/20		100	108,843
4.13%, 06/01/21	(Call 03/01/21)[a]	300	331,963
Cigna Corp.
2.75%, 11/15/16		100	105,087
4.38%, 12/15/20	(Call 09/15/20)[a]	100	109,537
Coventry Health Care Inc.
5.45%, 06/15/21	(Call 03/15/21)	50	59,114
Humana Inc.
6.45%, 06/01/16		200	227,739
Quest Diagnostics Inc.
4.70%, 04/01/21		150	168,408
UnitedHealth Group Inc.
4.70%, 02/15/21[a]		200	233,132
4.88%, 03/15/15		268	294,022
6.00%, 06/15/17		250	305,716
WellPoint Inc.
4.35%, 08/15/20		100	109,766
5.25%, 01/15/16		300	334,784

			2,388,111
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
4.85%, 06/15/21[a]		250	258,795

			258,795
HOUSEHOLD PRODUCTS & WARES — 0.07%
Clorox Co. (The)
3.80%, 11/15/21		200	213,895
Kimberly-Clark Corp.
6.13%, 08/01/17		256	313,997
Tupperware Brands Corp.
4.75%, 06/01/21	(Call 03/01/21)	100	105,766

			633,658
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.00%, 06/15/15		200	202,377

			202,377

Security		Principal (000s)	Value

INSURANCE — 1.17%
Aflac Inc.
3.45%, 08/15/15[a]		$100	$106,386
4.00%, 02/15/22[a]		200	216,994
Allstate Corp. (The)
5.00%, 08/15/14		336	362,463
American International Group Inc.
3.65%, 01/15/14		250	256,834
5.60%, 10/18/16		673	754,452
6.40%, 12/15/20		200	238,028
Aon Corp.
3.13%, 05/27/16		100	104,964
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15		904	993,395
5.40%, 05/15/18[a]		450	541,594
Berkshire Hathaway Inc.
1.90%, 01/31/17		500	517,249
Chubb Corp. (The)
6.38%, 03/29/67	(Call 04/15/17)[d]	250	262,500
CNA Financial Corp.
5.88%, 08/15/20		75	86,080
Genworth Financial Inc.
5.75%, 06/15/14[a]		526	536,520
Hartford Financial Services Group Inc.
5.13%, 04/15/22		250	268,896
5.38%, 03/15/17		250	272,279
Lincoln National Corp.
8.75%, 07/01/19		300	387,291
Markel Corp.
5.35%, 06/01/21		200	217,249
Marsh & McLennan Companies Inc.
5.75%, 09/15/15		350	389,685
MetLife Inc.
4.75%, 02/08/21		200	230,533
5.00%, 06/15/15[a]		640	706,635
Principal Life Income Fundings Trust
5.30%, 12/14/12		476	482,203
Progressive Corp. (The)
3.75%, 08/23/21[a]		100	110,564
Prudential Financial Inc.
3.00%, 05/12/16		150	156,150
4.50%, 11/16/21		300	330,053

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series B
5.10%, 09/20/14		$673	$727,110
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]		200	213,673
Travelers Companies Inc. (The)
6.25%, 06/20/16		262	309,456
Willis Group Holdings PLC
5.75%, 03/15/21		100	111,686
WR Berkley Corp.
4.63%, 03/15/22		200	209,620
XLIT Ltd.
5.75%, 10/01/21		200	229,501

			10,330,043
INTERNET — 0.07%
eBay Inc.
1.35%, 07/15/17		100	100,721
3.25%, 10/15/20	(Call 07/15/20)	100	106,709
Google Inc.
2.13%, 05/19/16		200	210,082
Symantec Corp.
2.75%, 06/15/17	(Call 05/15/17)	200	203,171

			620,683
IRON & STEEL — 0.16%
ArcelorMittal SA
6.13%, 06/01/18[a]		500	492,500
6.50%, 02/25/22[a]		150	145,500
9.00%, 02/15/15		526	575,970
Cliffs Natural Resources Inc.
4.88%, 04/01/21[a]		200	194,688

			1,408,658
LODGING — 0.08%
Marriott International Inc.
3.00%, 03/01/19	(Call 12/01/18)	300	305,250
Wyndham Worldwide Corp.
2.95%, 03/01/17	(Call 02/01/17)	50	50,524
4.25%, 03/01/22	(Call 12/01/21)	100	101,434
5.75%, 02/01/18		200	225,734

			682,942

Security		Principal (000s)	Value

MACHINERY — 0.22%
Caterpillar Inc.
3.90%, 05/27/21		$400	$458,476
5.70%, 08/15/16		943	1,112,571
Deere & Co.
4.38%, 10/16/19		300	348,974
Joy Global Inc.
5.13%, 10/15/21		50	55,829

			1,975,850
MANUFACTURING — 0.33%
3M Co. Series E
4.38%, 08/15/13		500	519,542
Danaher Corp.
2.30%, 06/23/16		50	52,239
3.90%, 06/23/21	(Call 03/23/21)	150	170,154
General Electric Co.
5.00%, 02/01/13		1,047	1,066,261
Harsco Corp.
2.70%, 10/15/15		100	101,522
Illinois Tool Works Inc.
3.38%, 09/15/21	(Call 06/15/21)	225	241,132
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18		250	307,106
Pentair Inc.
5.00%, 05/15/21	(Call 02/15/21)	50	55,785
Textron Inc.
4.63%, 09/21/16		100	108,964
Tyco Electronics Group SA
6.55%, 10/01/17		200	241,117

			2,863,822
MEDIA — 1.16%
CBS Corp.
3.38%, 03/01/22	(Call 12/01/21)[a]	250	259,108
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13		247	257,349
Comcast Corp.
6.50%, 01/15/17		750	902,913
COX Communications Inc.
5.45%, 12/15/14		600	659,880

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16		$600	$638,714
3.55%, 03/15/15		450	476,451
5.00%, 03/01/21		200	224,504
Discovery Communications LLC
3.70%, 06/01/15		600	643,955
NBCUniversal Media LLC
2.88%, 04/01/16		300	315,980
5.15%, 04/30/20		600	705,084
News America Inc.
5.30%, 12/15/14		556	610,272
Thomson Reuters Corp.
6.50%, 07/15/18		300	371,675
Time Warner Cable Inc.
4.00%, 09/01/21	(Call 06/01/21)	200	217,931
5.85%, 05/01/17		336	398,342
6.20%, 07/01/13		100	104,588
6.75%, 07/01/18		450	561,579
7.50%, 04/01/14[a]		476	521,884
Time Warner Inc.
3.15%, 07/15/15		100	106,094
4.88%, 03/15/20		750	862,636
Viacom Inc.
1.25%, 02/27/15		400	403,512
3.13%, 06/15/22	(Call 03/15/22)	200	203,413
3.50%, 04/01/17[a]		150	163,259
Walt Disney Co. (The)
1.35%, 08/16/16		300	306,450
2.55%, 02/15/22[a]		250	257,153

			10,172,726
MINING — 0.68%
Alcoa Inc.
5.40%, 04/15/21	(Call 01/15/21)	400	411,857
5.55%, 02/01/17[a]		418	460,008
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20[a]		200	208,386
Barrick Gold Corp.
2.90%, 05/30/16		200	209,439
3.85%, 04/01/22		200	206,264
6.95%, 04/01/19		225	279,051

Security		Principal (000s)	Value

BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17[a]		$200	$203,283
3.25%, 11/21/21		450	473,348
4.80%, 04/15/13		647	664,652
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15		50	50,189
Newmont Mining Corp.
3.50%, 03/15/22	(Call 12/15/21)	200	200,596
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16		100	103,830
3.75%, 09/20/21		50	53,597
6.50%, 07/15/18		450	557,513
8.95%, 05/01/14		510	577,052
9.00%, 05/01/19		225	306,611
Teck Resources Ltd.
3.00%, 03/01/19		200	201,359
3.85%, 08/15/17		50	53,375
10.75%, 05/15/19	(Call 05/15/14)	150	180,750
Vale Overseas Ltd.
4.38%, 01/11/22		200	205,596
6.25%, 01/11/16		336	377,121

			5,983,877
MULTI-NATIONAL — 1.99%
African Development Bank
1.13%, 03/15/17		750	767,349
Council of Europe Development Bank
1.50%, 02/22/17		250	255,034
European Bank for Reconstruction and Development
1.00%, 02/16/17		750	761,382
Series G
2.75%, 04/20/15		300	318,650
European Investment Bank
1.25%, 02/14/14		1,200	1,214,488
1.25%, 10/14/16		750	763,292
1.75%, 09/14/12		1,000	1,000,300
2.13%, 07/15/16		900	944,910
2.75%, 03/23/15		600	633,455
4.00%, 02/16/21		1,700	1,962,570
4.63%, 05/15/14		3,641	3,893,381

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

International Bank for Reconstruction and Development
0.50%, 11/26/13		$1,500	$1,504,442
1.00%, 09/15/16		1,200	1,225,826
2.38%, 05/26/15		750	791,758
International Finance Corp.
2.25%, 04/11/16		500	533,000
2.75%, 04/20/15		500	531,762
Nordic Investment Bank
5.00%, 02/01/17		307	364,875

			17,466,474
OFFICE & BUSINESS EQUIPMENT — 0.15%
Pitney Bowes Inc.
4.75%, 01/15/16[a]		256	265,284
Xerox Corp.
4.25%, 02/15/15		200	211,754
4.50%, 05/15/21		650	677,891
5.63%, 12/15/19		150	169,694

			1,324,623
OIL & GAS — 2.00%
Anadarko Petroleum Corp.
5.95%, 09/15/16		306	352,708
6.38%, 09/15/17		500	599,121
Apache Corp.
5.25%, 04/15/13		336	345,789
BP Capital Markets PLC
1.85%, 05/05/17		250	255,062
3.13%, 10/01/15		200	213,864
3.20%, 03/11/16		850	910,158
3.56%, 11/01/21		100	108,617
3.88%, 03/10/15		150	161,536
4.74%, 03/11/21		200	234,531
4.75%, 03/10/19		150	173,496
5.25%, 11/07/13		276	291,357
Canadian Natural Resources Ltd.
5.90%, 02/01/18		500	598,286
Cenovus Energy Inc.
3.00%, 08/15/22	(Call 05/15/22)	250	255,127
4.50%, 09/15/14		200	213,561
Chevron Corp.
3.95%, 03/03/14		358	376,633

Security		Principal (000s)	Value

ConocoPhillips
4.75%, 02/01/14		$240	$253,759
5.75%, 02/01/19		300	371,237
Devon Energy Corp.
4.00%, 07/15/21	(Call 04/15/21)[a]	300	329,509
Encana Corp.
5.90%, 12/01/17		350	408,247
Ensco PLC
4.70%, 03/15/21		300	335,934
EOG Resources Inc.
2.95%, 06/01/15		300	315,471
Husky Energy Inc.
7.25%, 12/15/19		300	380,135
Marathon Oil Corp.
6.00%, 10/01/17		194	229,810
Marathon Petroleum Corp.
3.50%, 03/01/16		50	52,963
5.13%, 03/01/21		450	511,765
Nabors Industries Inc.
5.00%, 09/15/20		300	325,534
Noble Energy Inc.
4.15%, 12/15/21	(Call 09/15/21)	200	213,790
Noble Holding International Ltd.
4.63%, 03/01/21		200	217,756
Occidental Petroleum Corp.
1.75%, 02/15/17		150	153,587
2.50%, 02/01/16[a]		300	315,624
Petrobras International Finance Co.
3.88%, 01/27/16		1,200	1,260,158
5.38%, 01/27/21		350	388,725
5.88%, 03/01/18		500	563,350
7.88%, 03/15/19		262	324,788
Petrohawk Energy Corp.
7.25%, 08/15/18	(Call 08/15/14)	300	340,500
Pioneer Natural Resources Co.
3.95%, 07/15/22	(Call 04/15/22)	250	259,034
Rowan Companies Inc.
5.00%, 09/01/17		100	108,270
Shell International Finance BV
4.00%, 03/21/14		600	632,244
4.30%, 09/22/19		526	613,061

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Southwestern Energy Co.
4.10%, 03/15/22[c]		$200	$206,981
Statoil ASA
5.25%, 04/15/19		450	542,046
Suncor Energy Inc.
6.10%, 06/01/18		450	547,077
Talisman Energy Inc.
3.75%, 02/01/21	(Call 11/01/20)	100	102,601
Total Capital
2.30%, 03/15/16		200	208,682
4.13%, 01/28/21		250	286,644
Total Capital International
1.55%, 06/28/17		200	203,298
2.88%, 02/17/22		250	261,661
Transocean Inc.
5.05%, 12/15/16		450	497,398
6.00%, 03/15/18		173	200,285
Valero Energy Corp.
6.13%, 02/01/20		450	535,854

			17,587,624
OIL & GAS SERVICES — 0.12%
Baker Hughes Inc.
3.20%, 08/15/21		150	160,707
Cameron International Corp.
4.50%, 06/01/21	(Call 03/01/21)	150	165,219
Halliburton Co.
3.25%, 11/15/21	(Call 08/15/21)	200	215,081
Weatherford International Ltd.
4.50%, 04/15/22	(Call 01/15/22)	200	205,969
6.35%, 06/15/17[a]		268	309,735

			1,056,711
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21	(Call 07/15/21)	50	54,934
Sonoco Products Co.
4.38%, 11/01/21	(Call 08/01/21)	15	16,042

			70,976
PHARMACEUTICALS — 1.18%
Abbott Laboratories
5.13%, 04/01/19		300	362,429
5.15%, 11/30/12		804	812,935

Security	Principal (000s)	Value

Allergan Inc.
3.38%, 09/15/20	$250	$271,286
AmerisourceBergen Corp.
5.88%, 09/15/15	254	289,391
AstraZeneca PLC
5.40%, 09/15/12	660	660,792
Bristol-Myers Squibb Co.
5.45%, 05/01/18	200	241,585
Cardinal Health Inc.
3.20%, 06/15/22	200	206,575
Express Scripts Holding Co.
3.13%, 05/15/16	250	263,687
3.50%, 11/15/16[c]	200	214,572
4.75%, 11/15/21[c]	200	229,995
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	558	683,574
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250	260,483
Johnson & Johnson
3.55%, 05/15/21	200	227,858
5.55%, 08/15/17	305	371,977
McKesson Corp.
5.70%, 03/01/17[a]	336	394,830
Medco Health Solutions Inc.
7.13%, 03/15/18	492	619,249
Merck & Co. Inc.
4.00%, 06/30/15	315	343,686
Novartis Capital Corp.
2.90%, 04/24/15	300	317,910
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262	315,768
Pfizer Inc.
6.20%, 03/15/19	429	544,554
Sanofi
1.20%, 09/30/14	100	101,392
2.63%, 03/29/16	500	529,442
4.00%, 03/29/21	200	228,286
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	738,850

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16		$200	$210,225
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14		150	152,442
Wyeth LLC
5.50%, 02/01/14		697	745,036

			10,338,809
PIPELINES — 0.69%
Buckeye Partners LP
4.88%, 02/01/21	(Call 11/01/20)	50	50,039
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	(Call 10/15/20)	175	191,645
DCP Midstream Operating LP
4.95%, 04/01/22	(Call 01/01/22)	200	210,490
Duke Capital LLC
6.25%, 02/15/13		590	604,243
Enbridge Energy Partners LP
4.20%, 09/15/21	(Call 06/15/21)[a]	300	324,914
Energy Transfer Partners LP
4.65%, 06/01/21	(Call 03/01/21)	200	212,346
5.95%, 02/01/15		315	343,483
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		707	772,349
Kinder Morgan Energy Partners LP
3.50%, 03/01/16[a]		50	53,314
4.15%, 03/01/22		200	212,711
6.85%, 02/15/20[a]		250	307,061
Magellan Midstream Partners LP
4.25%, 02/01/21		300	327,403
ONEOK Inc.
4.25%, 02/01/22	(Call 11/02/21)	250	266,360
ONEOK Partners LP
3.25%, 02/01/16	(Call 01/01/16)	250	263,362
Plains All American Pipeline LP
3.95%, 09/15/15		300	321,360
8.75%, 05/01/19		300	400,015
Spectra Energy Partners LP
4.60%, 06/15/21	(Call 03/15/21)[a]	100	107,577
TC Pipelines LP
4.65%, 06/15/21		50	52,907

Security		Principal (000s)	Value

TransCanada PipeLines Ltd.
6.50%, 08/15/18		$450	$563,813
Williams Partners LP
3.35%, 08/15/22	(Call 05/15/22)	250	255,038
5.25%, 03/15/20		225	257,900

			6,098,330
REAL ESTATE — 0.06%
Prologis LP
4.50%, 08/15/17		400	427,488
6.88%, 03/15/20	(Call 12/16/19)	100	120,751

			548,239
REAL ESTATE INVESTMENT TRUSTS — 0.68%
American Tower Corp.
4.63%, 04/01/15		220	234,222
5.05%, 09/01/20		150	163,772
AvalonBay Communities Inc.
3.95%, 01/15/21	(Call 10/15/20)[a]	50	53,914
Boston Properties LP
3.70%, 11/15/18	(Call 08/15/18)	50	54,028
4.13%, 05/15/21		600	643,606
CommonWealth REIT
5.88%, 09/15/20	(Call 03/15/20)	300	316,064
Duke Realty LP
7.38%, 02/15/15		250	278,895
Entertainment Properties Trust
7.75%, 07/15/20		150	167,630
ERP Operating LP
5.13%, 03/15/16		336	373,559
HCP Inc.
3.75%, 02/01/19	(Call 12/01/18)	900	941,110
6.70%, 01/30/18		250	294,570
Health Care REIT Inc.
3.63%, 03/15/16		50	52,418
4.13%, 04/01/19	(Call 01/01/19)	300	315,717
4.95%, 01/15/21	(Call 10/15/20)	100	109,582
Hospitality Properties Trust
5.00%, 08/15/22	(Call 02/15/22)	250	254,651
Kilroy Realty LP
4.80%, 07/15/18		150	164,881
Liberty Property LP
4.75%, 10/01/20	(Call 07/01/20)	100	108,271

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

National Retail Properties Inc.
5.50%, 07/15/21	(Call 04/15/21)	$100	$111,908
Simon Property Group LP
5.65%, 02/01/20	(Call 11/01/19)	450	538,802
6.13%, 05/30/18		500	605,472
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22		100	106,743
4.75%, 06/01/21	(Call 03/01/21)	50	55,018

			5,944,833
RETAIL — 0.80%
Advance Auto Parts Inc.
4.50%, 01/15/22	(Call 10/15/21)	50	53,421
AutoZone Inc.
3.70%, 04/15/22	(Call 01/15/22)	550	573,800
CVS Caremark Corp.
4.13%, 05/15/21	(Call 02/15/21)	250	280,290
5.75%, 06/01/17		205	245,867
Darden Restaurants Inc.
4.50%, 10/15/21[a]		200	211,286
Gap Inc. (The)
5.95%, 04/12/21	(Call 01/12/21)	100	106,500
Home Depot Inc. (The)
5.40%, 03/01/16		590	678,033
Kohl’s Corp.
4.00%, 11/01/21	(Call 08/01/21)[a]	50	53,230
Lowe’s Companies Inc.
1.63%, 04/15/17	(Call 03/15/17)	750	759,145
3.80%, 11/15/21	(Call 08/15/21)	200	218,847
Macy’s Retail Holdings Inc.
3.88%, 01/15/22	(Call 10/15/21)	200	215,317
McDonald’s Corp.
5.35%, 03/01/18		473	569,427
Nordstrom Inc.
4.00%, 10/15/21	(Call 07/15/21)[a]	200	224,454
O’Reilly Automotive Inc.
4.63%, 09/15/21	(Call 06/15/21)	100	109,358
Target Corp.
6.00%, 01/15/18		473	582,537
Wal-Mart Stores Inc.
3.25%, 10/25/20		750	822,363
4.55%, 05/01/13[a]		970	997,069

Security	Principal (000s)	Value

Yum! Brands Inc.
6.25%, 03/15/18[a]	$304	$365,285

		7,066,229
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16[a]	100	100,920

		100,920
SEMICONDUCTORS — 0.08%
Applied Materials Inc.
2.65%, 06/15/16[a]	50	52,303
Broadcom Corp.
2.70%, 11/01/18	50	52,594
Intel Corp.
1.95%, 10/01/16	350	365,459
3.30%, 10/01/21	100	108,556
Texas Instruments Inc.
2.38%, 05/16/16	150	158,349

		737,261
SOFTWARE — 0.27%
BMC Software Inc.
4.25%, 02/15/22	50	51,122
Fiserv Inc.
3.13%, 06/15/16	25	25,977
4.75%, 06/15/21	200	217,771
Microsoft Corp.
2.50%, 02/08/16	650	690,860
2.95%, 06/01/14	350	366,009
Oracle Corp.
5.25%, 01/15/16	893	1,026,005

		2,377,744
TELECOMMUNICATIONS — 1.55%
America Movil SAB de CV
2.38%, 09/08/16	200	207,320
5.00%, 03/30/20	375	439,002
AT&T Inc.
2.40%, 08/15/16	650	685,279
2.50%, 08/15/15	400	420,272
3.00%, 02/15/22	750	789,620
5.50%, 02/01/18	800	966,930

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

British Telecommunications PLC
5.95%, 01/15/18	$150	$178,374
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	735,140
CenturyLink Inc.
5.80%, 03/15/22	450	480,100
Cisco Systems Inc.
5.50%, 02/22/16	1,197	1,389,554
Corning Inc.
4.25%, 08/15/20	50	55,466
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	357,762
Embarq Corp.
7.08%, 06/01/16	450	526,920
France Telecom SA
4.38%, 07/08/14	600	634,494
Harris Corp.
4.40%, 12/15/20	150	162,861
Juniper Networks Inc.
4.60%, 03/15/21	200	212,127
Rogers Wireless Inc.
6.38%, 03/01/14	336	362,420
Telecom Italia Capital SA
4.95%, 09/30/14	526	532,575
Telefonica Emisiones SAU
3.73%, 04/27/15	450	436,500
5.46%, 02/16/21	450	414,000
Verizon Communications Inc.
1.25%, 11/03/14	300	302,924
3.50%, 11/01/21	300	330,039
5.50%, 02/15/18	450	546,391
5.55%, 02/15/16	997	1,151,537
Vodafone Group PLC
5.63%, 02/27/17	500	594,066
5.75%, 03/15/16[a]	640	741,872

		13,653,545
TEXTILES — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	155,700

		155,700

Security		Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.50%, 11/01/16		$50	$52,121

			52,121
TRANSPORTATION — 0.34%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22	(Call 06/01/22)	250	258,890
4.70%, 10/01/19		250	286,493
Canadian National Railway Co.
2.85%, 12/15/21	(Call 09/15/21)	100	104,358
CSX Corp.
3.70%, 10/30/20	(Call 07/30/20)	250	268,390
4.25%, 06/01/21	(Call 03/01/21)	50	55,799
Norfolk Southern Corp.
7.70%, 05/15/17		445	564,148
Ryder System Inc.
2.50%, 03/01/18	(Call 02/01/18)	250	252,605
3.50%, 06/01/17[a]		100	104,007
3.60%, 03/01/16		100	105,046
Union Pacific Corp.
5.75%, 11/15/17[a]		315	378,340
United Parcel Service Inc.
3.13%, 01/15/21		250	269,319
5.13%, 04/01/19		282	342,638

			2,990,033
TRUCKING & LEASING — 0.02%
GATX Corp.
4.85%, 06/01/21		200	207,010

			207,010

TOTAL CORPORATE BONDS & NOTES
(Cost: $257,465,510)			275,663,814

FOREIGN AGENCY OBLIGATIONS[f] —1.70%

CANADA — 0.81%
British Columbia (Province of)
1.20%, 04/25/17		750	767,243
Hydro-Quebec
2.00%, 06/30/16		500	524,954
Manitoba (Province of)
1.30%, 04/03/17		250	255,085

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Nova Scotia (Province of)
2.38%, 07/21/15	$300	$315,624
Ontario (Province of)
1.60%, 09/21/16[a]	1,800	1,862,160
2.30%, 05/10/16	100	105,824
2.95%, 02/05/15	875	927,370
4.10%, 06/16/14	600	639,826
4.40%, 04/14/20[a]	250	297,204
Quebec (Province of)
5.00%, 03/01/16	1,247	1,436,596

		7,131,886
JAPAN — 0.13%
Japan Finance Corp.
2.13%, 11/05/12	1,000	1,003,048
2.50%, 05/18/16	100	106,498

		1,109,546
MEXICO — 0.13%
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	578,750
Petroleos Mexicanos
4.88%, 01/24/22[c]	200	223,000
5.50%, 01/21/21	250	291,250

		1,093,000
PHILIPPINES — 0.29%
Asian Development Bank
2.50%, 03/15/16	750	804,189
2.63%, 02/09/15	1,150	1,214,101
2.75%, 05/21/14	526	548,474

		2,566,764
SUPRANATIONAL — 0.34%
Inter-American Development Bank
1.13%, 03/15/17	900	921,225
3.00%, 04/22/14	600	626,972
5.13%, 09/13/16	1,247	1,475,966

		3,024,163

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $14,227,623)		14,925,359

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.12%

BRAZIL — 0.18%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	$250	$298,500
6.00%, 01/17/17	450	534,825
8.00%, 01/15/18	652	773,664

		1,606,989
CANADA — 0.06%
Canada (Government of)
2.38%, 09/10/14	526	548,632

		548,632
COLOMBIA — 0.10%
Colombia (Republic of)
4.38%, 07/12/21	200	232,000
7.38%, 03/18/19	250	332,500
8.25%, 12/22/14	250	293,750

		858,250
ISRAEL — 0.03%
Israel (State of)
5.13%, 03/26/19[a]	262	299,008

		299,008
ITALY — 0.17%
Italy (Republic of)
4.50%, 01/21/15[a]	1,500	1,528,573

		1,528,573
MEXICO — 0.23%
United Mexican States
3.63%, 03/15/22[a]	1,540	1,674,750
5.95%, 03/19/19	300	369,300

		2,044,050
PANAMA — 0.07%
Panama (Republic of)
7.25%, 03/15/15	500	572,500

		572,500
PERU — 0.06%
Peru (Republic of)
7.13%, 03/30/19	415	546,762

		546,762

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

POLAND — 0.14%
Poland (Republic of)
5.13%, 04/21/21	$750	$871,875
6.38%, 07/15/19	262	320,295

		1,192,170
SOUTH AFRICA — 0.04%
South Africa (Republic of)
6.88%, 05/27/19	262	332,740

		332,740
SOUTH KOREA — 0.04%
Korea (Republic of)
7.13%, 04/16/19	262	339,580

		339,580

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $9,255,968)		9,869,254

MUNICIPAL DEBT OBLIGATIONS — 0.10%

CALIFORNIA — 0.04%
State of California GO BAB
7.55%, 04/01/39	250	334,725

		334,725
ILLINOIS — 0.06%
State of Illinois GO
4.07%, 01/01/14	20	20,714
4.42%, 01/01/15	500	531,625

		552,339

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $796,457)		887,064

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.75%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.16%
Federal Home Loan Banks
3.63%, 10/18/13	6,885	7,144,598
5.00%, 11/17/17[a]	9,935	12,088,444
Federal Home Loan Mortgage Corp.
0.75%, 03/28/13	7,330	7,352,569
2.00%, 08/25/16[a]	2,694	2,843,947
2.38%, 01/13/22	1,700	1,787,419

Security	Principal (000s)	Value

2.50%, 05/27/16[a]	$1,874	$2,010,614
3.75%, 03/27/19	1,320	1,538,531
4.50%, 01/15/14[a]	5,124	5,420,281
4.88%, 11/15/13[a]	11,030	11,638,278
Federal National Mortgage Association
1.25%, 09/28/16	1,638	1,681,667
2.75%, 03/13/14	9,432	9,790,472
5.00%, 04/15/15	15,382	17,250,033

		80,546,853

U.S. GOVERNMENT OBLIGATIONS — 55.59%
U.S. Treasury Notes
0.25%, 03/31/14	3,600	3,601,260
0.25%, 02/15/15	1,500	1,499,940
0.38%, 03/15/15	16,400	16,446,574
0.63%, 04/30/13	13,078	13,116,711
0.75%, 12/15/13	7,835	7,889,218
0.75%, 06/30/17	2,000	2,016,800
0.88%, 01/31/17	6,780	6,888,547
0.88%, 02/28/17	6,000	6,096,840
0.88%, 04/30/17	3,000	3,045,270
1.00%, 07/15/13[a]	1,920	1,933,498
1.00%, 01/15/14	8,359	8,448,775
1.00%, 08/31/16	5,000	5,112,150
1.00%, 09/30/16	2,080	2,126,592
1.00%, 03/31/17	21,400	21,850,255
1.25%, 02/15/14	15,000	15,224,551
1.25%, 03/15/14	3,555	3,610,813
1.25%, 04/15/14[a]	13,018	13,231,106
1.38%, 05/15/13[a]	2,795	2,818,087
1.38%, 09/30/18	7,840	8,097,073
1.50%, 03/31/19[a]	3,020	3,131,709
1.63%, 08/15/22	2,500	2,514,250
1.75%, 05/31/16	9,300	9,766,953
1.88%, 06/30/15	12,279	12,826,766
1.88%, 08/31/17	13,547	14,393,958
1.88%, 09/30/17	4,751	5,046,988
2.00%, 04/30/16[a]	6,677	7,070,209
2.00%, 02/15/22[a]	15,990	16,723,621
2.13%, 05/31/15	8,217	8,629,740
2.13%, 08/15/21	3,030	3,219,254

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

2.25%, 01/31/15[a]	$10,687	$11,196,342
2.38%, 07/31/17[a]	6,818	7,405,030
2.50%, 03/31/15[a]	8,575	9,070,036
2.50%, 04/30/15[a]	8,045	8,519,494
2.63%, 11/15/20[a]	10,284	11,394,260
2.75%, 02/28/18[a]	5,409	6,007,344
2.88%, 03/31/18	1,552	1,735,369
3.13%, 04/30/17[a]	5,871	6,566,420
3.38%, 11/15/19	25,520	29,694,564
3.50%, 05/15/20	371	435,969
3.63%, 08/15/19	12,339	14,549,655
3.63%, 02/15/20	10,115	11,963,414
3.63%, 02/15/21[a]	8,584	10,203,715
4.63%, 11/15/16	2,370	2,778,778
4.75%, 05/15/14[a]	56,830	61,170,108
4.88%, 08/15/16[a]	45,352	53,243,249
7.25%, 05/15/16[a]	8,825	11,043,957
8.50%, 02/15/20	3,520	5,405,699

		488,760,911

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $544,580,428)		569,307,764

SHORT-TERM INVESTMENTS — 19.16%

MONEY MARKET FUNDS — 19.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[b],g,h	151,989,316	151,989,316
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,g,h]	13,606,042	13,606,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,g]	2,881,435	2,881,435

		168,476,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,476,793)		168,476,793

Value

TOTAL INVESTMENTS IN SECURITIES — 118.18%
(Cost: $994,802,779)	$1,039,130,048
Other Assets, Less Liabilities — (18.18)%	(159,888,726)

NET ASSETS — 100.00%	$879,241,322

BAB — Build America Bond

GO — General Obligation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 34.01%

ADVERTISING — 0.05%
Omnicom Group Inc.
3.63%, 05/01/22	$75	$78,502

		78,502
AEROSPACE & DEFENSE — 0.60%
Boeing Co. (The)
5.00%, 03/15/14	200	213,855
General Dynamics Corp.
5.25%, 02/01/14	100	106,584
Lockheed Martin Corp.
Series B
6.15%, 09/01/36	101	131,208
Northrop Grumman Corp.
3.50%, 03/15/21	75	80,359
Raytheon Co.
3.13%, 10/15/20	100	107,130
4.88%, 10/15/40	50	59,559
United Technologies Corp.
1.80%, 06/01/17	100	103,338
3.10%, 06/01/22	100	106,114
6.05%, 06/01/36	101	134,109

		1,042,256
AGRICULTURE — 0.42%
Altria Group Inc.
10.20%, 02/06/39	130	223,747
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	73,376
Lorillard Tobacco Co.
2.30%, 08/21/17	100	101,237
Philip Morris International Inc.
2.50%, 08/22/22	100	100,591
5.65%, 05/16/18	140	170,835
Reynolds American Inc.
7.25%, 06/15/37	51	65,327

		735,113
AIRLINES — 0.06%
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22[a]	48	50,700

Security		Principal (000s)	Value

Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20		$46	$49,132

			99,832
AUTO MANUFACTURERS — 0.11%
Daimler Finance North America LLC
6.50%, 11/15/13		154	164,651
Ford Motor Co.
7.45%, 07/16/31		25	30,687

			195,338
AUTO PARTS & EQUIPMENT — 0.03%
Johnson Controls Inc.
4.25%, 03/01/21		50	54,804

			54,804
BANKS — 6.22%
Bank of America Corp.
3.63%, 03/17/16		100	103,975
4.88%, 01/15/13		177	179,410
5.00%, 05/13/21		100	106,955
5.42%, 03/15/17		200	212,983
5.65%, 05/01/18		150	166,870
5.75%, 12/01/17		100	111,221
7.38%, 05/15/14		100	109,006
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15	(Call 01/20/15)	100	101,437
4.30%, 05/15/14		130	138,548
Bank of Nova Scotia
3.40%, 01/22/15		100	106,042
4.38%, 01/13/21		50	57,187
Barclays Bank PLC
5.20%, 07/10/14[a]		250	265,004
BB&T Corp.
6.85%, 04/30/19		124	158,115
BNP Paribas SA
5.00%, 01/15/21		50	53,846
Citigroup Inc.
4.50%, 01/14/22		200	210,733
5.00%, 09/15/14		250	261,195
6.00%, 10/31/33		127	131,374
6.13%, 11/21/17		190	218,521
8.50%, 05/22/19		170	218,023

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Comerica Inc.
3.00%, 09/16/15	$50	$52,233
Credit Suisse New York
5.30%, 08/13/19	100	115,942
5.50%, 05/01/14	300	320,308
Deutsche Bank AG London
6.00%, 09/01/17	132	153,607
Export-Import Bank of Korea (The)
5.88%, 01/14/15	100	109,957
Fifth Third Bancorp
3.63%, 01/25/16	100	107,027
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	77,441
5.00%, 10/01/14	143	151,780
5.25%, 07/27/21	200	212,210
6.00%, 05/01/14	150	160,098
6.15%, 04/01/18	100	113,618
6.75%, 10/01/37	221	227,314
HSBC Holdings PLC
5.10%, 04/05/21	100	114,880
6.10%, 01/14/42	100	132,575
6.50%, 05/02/36	102	118,899
HSBC USA Inc.
2.38%, 02/13/15	100	102,236
J.P. Morgan Chase & Co.
4.25%, 10/15/20	200	218,456
4.35%, 08/15/21	100	109,194
4.40%, 07/22/20	100	110,414
5.60%, 07/15/41	225	273,239
5.75%, 01/02/13	103	104,580
KfW
1.50%, 04/04/14	300	305,777
2.63%, 01/25/22	200	212,735
2.75%, 09/08/20	300	324,143
5.13%, 03/14/16	605	699,827
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	202	236,664
Morgan Stanley
5.50%, 07/24/20	300	306,474
5.75%, 10/18/16	355	374,998
6.00%, 04/28/15	100	106,308

Security	Principal (000s)	Value

National City Corp.
4.90%, 01/15/15	$170	$184,696
Rabobank Nederland
3.88%, 02/08/22	150	156,782
Royal Bank of Canada
2.30%, 07/20/16	100	104,175
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	100	109,486
6.13%, 01/11/21	100	114,641
UBS AG Stamford
5.88%, 12/20/17	250	289,668
US Bank N.A.
4.80%, 04/15/15[a]	184	202,087
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255	303,629
Wells Fargo & Co.
1.25%, 02/13/15[a]	200	201,486
3.75%, 10/01/14	200	211,838
5.63%, 12/11/17	200	238,934
Westpac Banking Corp.
4.20%, 02/27/15	125	134,512

		10,815,313
BEVERAGES — 0.78%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15[a]	190	205,317
7.75%, 01/15/19	100	134,359
8.20%, 01/15/39	75	124,860
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,324
3.30%, 09/01/21	150	165,171
Diageo Capital PLC
5.88%, 09/30/36	81	106,340
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	52,551
Molson Coors Brewing Co.
3.50%, 05/01/22	100	105,604
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	101	145,557
PepsiCo Inc.
0.75%, 03/05/15	50	50,196

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

1.25%, 08/13/17		$100	$100,349
7.90%, 11/01/18		90	121,297

			1,361,925
BIOTECHNOLOGY — 0.23%
Amgen Inc.
2.13%, 05/15/17		75	77,304
5.15%, 11/15/41	(Call 05/15/41)	100	108,162
5.70%, 02/01/19		140	166,743
Gilead Sciences Inc.
4.40%, 12/01/21	(Call 09/01/21)	50	56,910

			409,119
BUILDING MATERIALS — 0.12%
CRH America Inc.
5.30%, 10/15/13		202	210,561

			210,561
CHEMICALS — 0.56%
Dow Chemical Co. (The)
4.25%, 11/15/20	(Call 08/15/20)[a]	100	109,806
5.25%, 11/15/41	(Call 05/15/41)	100	113,833
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21[a]		50	58,134
5.25%, 12/15/16		181	212,820
Eastman Chemical Co.
3.00%, 12/15/15		50	52,328
Ecolab Inc.
3.00%, 12/08/16[a]		100	106,405
Monsanto Co.
2.75%, 04/15/16		50	53,018
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17		50	54,277
5.63%, 12/01/40		50	64,009
PPG Industries Inc.
3.60%, 11/15/20		50	53,432
Praxair Inc.
2.45%, 02/15/22	(Call 11/15/21)	100	102,385

			980,447
COMMERCIAL SERVICES — 0.12%
ADT Corp. (The)
3.50%, 07/15/22[b]		75	78,097

Security		Principal (000s)	Value

Western Union Co. (The)
5.25%, 04/01/20		$108	$124,685

			202,782
COMPUTERS — 0.53%
Dell Inc.
4.63%, 04/01/21[a]		100	108,950
Hewlett-Packard Co.
4.05%, 09/15/22[a]		100	96,686
4.75%, 06/02/14		175	184,248
6.00%, 09/15/41		50	51,995
International Business Machines Corp.
0.75%, 05/11/15		100	100,286
2.90%, 11/01/21		125	133,481
4.00%, 06/20/42		106	116,449
5.60%, 11/30/39		6	8,026
5.70%, 09/14/17		100	121,779

			921,900
COSMETICS & PERSONAL CARE — 0.19%
Colgate-Palmolive Co.
1.30%, 01/15/17		100	101,940
Procter & Gamble Co. (The)
1.80%, 11/15/15		150	155,499
5.55%, 03/05/37		51	69,693

			327,132
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
5.13%, 03/01/21		50	52,321
Ingram Micro Inc.
5.25%, 09/01/17		50	53,751

			106,072
DIVERSIFIED FINANCIAL SERVICES — 2.96%
American Express Co.
6.80%, 09/01/66	(Call 09/01/16)[c]	81	85,657
8.15%, 03/19/38		103	166,676
American Express Credit Corp.
2.80%, 09/19/16		100	106,522
Associates Corp. of North America
6.95%, 11/01/18		103	120,698

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14		$302	$331,651
Capital One Bank (USA) N.A.
8.80%, 07/15/19		250	322,631
Credit Suisse (USA) Inc.
5.38%, 03/02/16		142	158,149
Ford Motor Credit Co. LLC
5.00%, 05/15/18		200	214,000
7.00%, 04/15/15		150	166,125
8.00%, 12/15/16		100	118,500
General Electric Capital Corp.
2.30%, 04/27/17		125	128,926
5.63%, 09/15/17		403	475,930
5.88%, 01/14/38		132	158,907
Series A
3.75%, 11/14/14		250	265,354
6.75%, 03/15/32		208	268,830
HSBC Finance Corp.
6.68%, 01/15/21		157	177,528
Jefferies Group Inc.
8.50%, 07/15/19		87	99,180
John Deere Capital Corp.
1.40%, 03/15/17		100	101,337
3.90%, 07/12/21[a]		125	141,886
Merrill Lynch & Co. Inc.
6.11%, 01/29/37		100	99,284
6.40%, 08/28/17		278	314,669
Murray Street Investment Trust I
4.65%, 03/09/17[d]		300	311,765
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15		50	50,188
3.05%, 02/15/22	(Call 11/15/21)	50	52,195
Nomura Holdings Inc.
4.13%, 01/19/16		100	102,950
ORIX Corp.
3.75%, 03/09/17		50	51,367
SLM Corp.
7.25%, 01/25/22		50	54,000

Security		Principal (000s)	Value

Series A
5.38%, 05/15/14		$132	$138,105
Swedish Export Credit Corp.
2.13%, 07/13/16		100	104,017
5.13%, 03/01/17		50	58,242
Toyota Motor Credit Corp.
1.00%, 02/17/15		100	100,822
3.40%, 09/15/21		100	108,395

			5,154,486
ELECTRIC — 2.35%
Alabama Power Co.
4.10%, 01/15/42		100	106,815
Ameren Illinois Co.
2.70%, 09/01/22		100	100,849
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	100	101,544
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39		100	131,418
Constellation Energy Group Inc.
4.55%, 06/15/15		92	99,130
Consumers Energy Co.
2.85%, 05/15/22	(Call 02/15/22)	100	103,247
Detroit Edison Co. (The)
3.45%, 10/01/20	(Call 07/01/20)	50	54,239
Dominion Resources Inc.
4.45%, 03/15/21		100	115,217
Series C
4.90%, 08/01/41		50	58,946
5.15%, 07/15/15		143	160,008
Duke Energy Corp.
3.55%, 09/15/21	(Call 06/15/21)	100	105,706
Duke Energy Indiana Inc.
6.45%, 04/01/39		50	69,765
Duke Energy Ohio Inc.
5.45%, 04/01/19		100	120,407
Entergy Arkansas Inc.
3.75%, 02/15/21	(Call 11/15/20)	100	104,954
Exelon Corp.
4.90%, 06/15/15		102	110,728

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)[a]		$100	$103,658
5.35%, 01/15/14		152	160,823
FirstEnergy Solutions Corp.
6.80%, 08/15/39		100	106,894
Florida Power & Light Co.
4.05%, 06/01/42	(Call 12/01/41)	100	110,770
5.95%, 02/01/38		94	130,257
Florida Power Corp.
6.40%, 06/15/38		75	103,539
Indiana Michigan Power Co.
7.00%, 03/15/19		134	167,296
Kentucky Utilities Co.
5.13%, 11/01/40	(Call 05/01/40)	50	63,115
LG&E and KU Energy LLC
2.13%, 11/15/15		50	50,828
MidAmerican Energy Holdings Co.
6.13%, 04/01/36		102	131,446
Mississippi Power Co.
2.35%, 10/15/16[a]		100	104,417
Nevada Power Co.
6.50%, 08/01/18		100	125,009
Nisource Finance Corp.
3.85%, 02/15/23	(Call 11/15/22)	100	102,917
Oncor Electric Delivery Co.
7.00%, 09/01/22		101	125,650
Pacific Gas & Electric Co.
4.80%, 03/01/14		112	118,794
6.05%, 03/01/34		100	132,208
PacifiCorp
4.10%, 02/01/42[a]		100	107,758
Progress Energy Inc.
4.40%, 01/15/21	(Call 10/15/20)	100	111,838
PSEG Power LLC
8.63%, 04/15/31		61	89,834
SCANA Corp.
4.13%, 02/01/22	(Call 11/01/21)	50	51,224
Southern California Edison Co.
6.00%, 01/15/34		92	122,789

Security		Principal (000s)	Value

Southern Power Co.
5.15%, 09/15/41		$50	$57,313
Xcel Energy Inc.
6.50%, 07/01/36		125	173,519

			4,094,869
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
4.25%, 11/15/20[a]		110	127,622

			127,622
ELECTRONICS — 0.17%
Honeywell International Inc.
5.00%, 02/15/19		110	132,008
Koninklijke Philips Electronics NV
3.75%, 03/15/22		100	108,052
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	(Call 05/15/21)	50	52,893

			292,953
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
5.50%, 09/15/19		75	88,311
Waste Management Inc.
2.60%, 09/01/16		100	104,267
7.00%, 07/15/28		41	55,542

			248,120
FOOD — 0.77%
Campbell Soup Co.
3.05%, 07/15/17		50	54,125
ConAgra Foods Inc.
5.88%, 04/15/14		100	107,779
General Mills Inc.
3.15%, 12/15/21	(Call 09/15/21)	100	104,299
H.J. Heinz Co.
2.85%, 03/01/22	(Call 12/01/21)[a]	100	101,527
Hershey Co. (The)
4.13%, 12/01/20		50	56,969
Kellogg Co.
4.15%, 11/15/19		130	146,223
Kraft Foods Group Inc.
1.63%, 06/04/15[b]		50	50,748

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Kraft Foods Inc.
6.13%, 02/01/18		$200	$244,482
6.50%, 02/09/40		125	171,144
Kroger Co. (The)
5.50%, 02/01/13		101	102,942
Safeway Inc.
3.95%, 08/15/20[a]		50	47,334
Unilever Capital Corp.
5.90%, 11/15/32		102	143,942

			1,331,514
FOREST PRODUCTS & PAPER — 0.11%
Georgia-Pacific LLC
8.00%, 01/15/24		50	68,056
International Paper Co.
7.30%, 11/15/39		100	131,867

			199,923
GAS — 0.12%
Sempra Energy
6.00%, 10/15/39		55	72,920
9.80%, 02/15/19		100	138,832

			211,752
HEALTH CARE — PRODUCTS — 0.41%
Baxter International Inc.
1.85%, 01/15/17		200	205,114
Boston Scientific Corp.
6.00%, 01/15/20		50	59,806
6.40%, 06/15/16		100	115,986
Covidien International Finance SA
4.20%, 06/15/20		100	112,617
Medtronic Inc.
3.13%, 03/15/22	(Call 12/15/21)	50	53,162
4.50%, 03/15/42	(Call 09/15/41)	100	114,814
St. Jude Medical Inc.
2.50%, 01/15/16		50	51,978

			713,477
HEALTH CARE — SERVICES — 0.43%
Aetna Inc.
6.75%, 12/15/37		100	131,631

Security		Principal (000s)	Value

Cigna Corp.
4.00%, 02/15/22	(Call 11/15/21)	$100	$107,055
4.38%, 12/15/20	(Call 09/15/20)	50	54,768
Humana Inc.
7.20%, 06/15/18		25	30,175
UnitedHealth Group Inc.
5.38%, 03/15/16		140	160,207
5.80%, 03/15/36		51	63,862
WellPoint Inc.
5.25%, 01/15/16		120	133,914
5.85%, 01/15/36		50	59,158

			740,770
HOLDING COMPANIES — DIVERSIFIED — 0.12%
Encana Holdings Finance Corp.
5.80%, 05/01/14		190	203,961

			203,961
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
6.13%, 08/01/17		103	126,335

			126,335
INSURANCE — 1.23%
ACE INA Holdings Inc.
2.60%, 11/23/15		100	104,443
Aflac Inc.
3.45%, 08/15/15[a]		50	53,193
Allstate Corp. (The)
5.55%, 05/09/35		132	163,070
American International Group Inc.
5.45%, 05/18/17		170	190,179
5.85%, 01/16/18		100	114,329
8.18%, 05/15/58	(Call 05/15/38)[c]	100	119,250
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15		122	134,064
Berkshire Hathaway Inc.
3.40%, 01/31/22		100	106,788
Chubb Corp. (The)
5.75%, 05/15/18		150	185,035
CNA Financial Corp.
5.88%, 08/15/20		25	28,693
Hartford Financial Services Group Inc.
5.50%, 03/30/20		75	81,714

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Lincoln National Corp.
8.75%, 07/01/19		$50	$64,548
MetLife Inc.
5.00%, 06/15/15		254	280,446
6.40%, 12/15/36	(Call 12/15/31)	25	26,250
Prudential Financial Inc.
4.50%, 11/16/21		75	82,513
5.70%, 12/14/36		101	111,072
Series D
4.75%, 09/17/15		100	109,503
Travelers Companies Inc. (The)
5.80%, 05/15/18		150	184,061

			2,139,151
IRON & STEEL — 0.18%
ArcelorMittal SA
3.75%, 02/25/15		100	98,500
9.85%, 06/01/19		100	113,375
6.25%, 02/25/22[a]		50	48,500
Cliffs Natural Resources Inc.
4.88%, 04/01/21[a]		50	48,672

			309,047
LODGING — 0.06%
Wyndham Worldwide Corp.
4.25%, 03/01/22	(Call 12/01/21)	100	101,434

			101,434
MACHINERY — 0.22%
Caterpillar Inc.
3.90%, 05/27/21		100	114,619
5.20%, 05/27/41		25	32,196
5.70%, 08/15/16		204	240,683

			387,498
MANUFACTURING — 0.22%
3M Co.
5.70%, 03/15/37		50	69,380
Danaher Corp.
2.30%, 06/23/16		50	52,238
General Electric Co.
5.00%, 02/01/13[a]		254	258,673

			380,291
MEDIA — 1.57%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13		143	148,992

Security		Principal (000s)	Value

Comcast Corp.
3.13%, 07/15/22		$75	$78,188
6.45%, 03/15/37		132	170,316
6.95%, 08/15/37		100	134,908
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17		100	102,616
5.00%, 03/01/21		100	112,252
6.00%, 08/15/40	(Call 05/15/40)	50	56,102
Discovery Communications LLC
4.38%, 06/15/21[a]		100	112,251
NBCUniversal Media LLC
4.38%, 04/01/21		100	112,649
5.95%, 04/01/41		100	124,754
News America Inc.
5.30%, 12/15/14[a]		183	200,863
6.15%, 02/15/41		125	152,903
Time Warner Cable Inc.
6.55%, 05/01/37		81	100,184
6.75%, 06/15/39		75	95,746
7.50%, 04/01/14		140	153,495
8.25%, 04/01/19		75	99,348
Time Warner Inc.
4.75%, 03/29/21		100	114,670
7.70%, 05/01/32		202	275,480
Viacom Inc.
1.25%, 02/27/15		50	50,439
4.50%, 03/01/21		100	112,676
7.88%, 07/30/30		57	76,514

Walt Disney Co. (The)
1.13%, 02/15/17		100	100,774
2.55%, 02/15/22[a]		50	51,430

			2,737,550
MINING — 0.96%
Alcoa Inc.
5.55%, 02/01/17[a]		61	67,130
5.95%, 02/01/37		61	59,340
Barrick Gold Corp.
3.85%, 04/01/22		100	103,132

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Barrick North America Finance LLC
4.40%, 05/30/21	$100	$107,798
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	100	102,188
4.80%, 04/15/13	193	198,266
Newmont Mining Corp.
6.25%, 10/01/39	50	59,078
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	51,373
5.20%, 11/02/40	125	143,339
9.00%, 05/01/19	88	119,919
Southern Copper Corp.
6.75%, 04/16/40	25	28,950
Teck Resources Ltd.
3.85%, 08/15/17	150	160,124
4.50%, 01/15/21[a]	100	104,371
Vale Overseas Ltd.
4.63%, 09/15/20	100	105,222
6.25%, 01/23/17	152	173,979
6.88%, 11/21/36	75	88,180

		1,672,389
MULTI-NATIONAL — 1.70%
Asian Development Bank
1.75%, 03/21/19	100	104,123
Corporacion Andina de Fomento
4.38%, 06/15/22	75	81,610
European Bank for Reconstruction and Development
1.00%, 02/16/17	200	203,035
European Investment Bank
1.88%, 06/17/13	350	353,852
2.13%, 07/15/16	350	367,465
4.00%, 02/16/21	200	230,891
4.63%, 05/15/14	605	646,936
International Bank for Reconstruction and Development
0.50%, 11/26/13	200	200,592
1.00%, 09/15/16	250	255,380
2.13%, 03/15/16	250	265,235

Security		Principal (000s)	Value

International Finance Corp.
1.13%, 11/23/16		$250	$255,958

			2,965,077
OFFICE & BUSINESS EQUIPMENT — 0.17%
Xerox Corp.
4.25%, 02/15/15		150	158,816
5.63%, 12/15/19		125	141,411

			300,227
OIL & GAS — 2.36%
Anadarko Petroleum Corp.
5.95%, 09/15/16		202	232,834
6.20%, 03/15/40		50	60,750
Apache Corp.
4.75%, 04/15/43	(Call 10/15/42)	50	57,136
5.25%, 04/15/13		101	103,943
BP Capital Markets PLC
3.13%, 10/01/15		50	53,466
3.56%, 11/01/21		100	108,616
3.88%, 03/10/15		150	161,536
Canadian Natural Resources Ltd.
6.25%, 03/15/38		61	78,356
Cenovus Energy Inc.
6.75%, 11/15/39		50	66,616
ConocoPhillips
5.75%, 02/01/19		100	123,746
ConocoPhillips Holding Co.
6.95%, 04/15/29		204	286,806
Devon Energy Corp.
4.75%, 05/15/42	(Call 11/15/41)	50	53,575
7.95%, 04/15/32		57	84,712
Ensco PLC
4.70%, 03/15/21		100	111,978
EOG Resources Inc.
4.10%, 02/01/21		100	112,779
EQT Corp.
4.88%, 11/15/21[a]		100	105,393
Hess Corp.
7.13%, 03/15/33		51	65,459
Husky Energy Inc.
7.25%, 12/15/19		50	63,356

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Marathon Oil Corp.
6.00%, 10/01/17		$48	$56,860
Marathon Petroleum Corp.
5.13%, 03/01/21		50	56,863
Nabors Industries Inc.
4.63%, 09/15/21		75	79,325
Nexen Inc.
6.20%, 07/30/19		50	59,636
7.50%, 07/30/39		50	69,161
Noble Energy Inc.
6.00%, 03/01/41	(Call 09/01/40)	50	61,360
Noble Holding International Ltd.
5.25%, 03/15/42		50	53,394
Occidental Petroleum Corp.
2.70%, 02/15/23	(Call 11/15/22)	50	51,551
Petrobras International Finance Co.
3.50%, 02/06/17		50	51,692
5.38%, 01/27/21		100	111,064
5.75%, 01/20/20		234	263,731
Phillips 66
4.30%, 04/01/22[b]		100	109,768
Pioneer Natural Resources Co.
3.95%, 07/15/22	(Call 04/15/22)	50	51,807
Shell International Finance BV
3.10%, 06/28/15		100	107,014
6.38%, 12/15/38		100	145,004
Statoil ASA
5.25%, 04/15/19		100	120,455
Suncor Energy Inc.
6.10%, 06/01/18		150	182,359
Talisman Energy Inc.
3.75%, 02/01/21	(Call 11/01/20)	50	51,301
Total Capital
4.13%, 01/28/21		100	114,657
Total Capital International
1.50%, 02/17/17		50	50,765
Transocean Inc.
6.00%, 03/15/18		125	144,715
6.50%, 11/15/20		100	119,318

Security		Principal (000s)	Value

Valero Energy Corp.
7.50%, 04/15/32		$51	$64,097

			4,106,954
OIL & GAS SERVICES — 0.21%
Baker Hughes Inc.
3.20%, 08/15/21		50	53,569
Cameron International Corp.
3.60%, 04/30/22	(Call 01/30/22)	50	51,562
Halliburton Co.
4.50%, 11/15/41	(Call 05/15/41)	50	55,460
Weatherford International Ltd.
9.63%, 03/01/19		150	196,240

			356,831
PHARMACEUTICALS — 1.40%
Abbott Laboratories
5.30%, 05/27/40		50	65,183
5.88%, 05/15/16		101	118,877
Allergan Inc.
3.38%, 09/15/20		10	10,852
AmerisourceBergen Corp.
5.88%, 09/15/15		101	115,073
AstraZeneca PLC
6.45%, 09/15/37		50	70,600
Bristol-Myers Squibb Co.
5.88%, 11/15/36		45	59,978
Eli Lilly and Co.
5.55%, 03/15/37		81	106,016
Express Scripts Holding Co.
2.10%, 02/12/15[b]		100	101,939
4.75%, 11/15/21[b]		100	114,998
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18		158	193,557
GlaxoSmithKline Capital PLC
2.85%, 05/08/22		100	104,193
Johnson & Johnson
4.85%, 05/15/41		100	128,245
5.55%, 08/15/17		90	109,764
McKesson Corp.
5.70%, 03/01/17[a]		61	71,681
Medco Health Solutions Inc.
2.75%, 09/15/15		50	52,089

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Merck & Co. Inc.
4.75%, 03/01/15		$90	$98,917
5.85%, 06/30/39		50	70,153
Novartis Securities Investment Ltd.
5.13%, 02/10/19		100	120,522
Pfizer Inc.
7.20%, 03/15/39		80	125,833
Sanofi
1.20%, 09/30/14		50	50,696
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13		200	212,189
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36		101	134,803
Wyeth LLC
5.50%, 02/01/14		193	206,301

			2,442,459
PIPELINES — 0.91%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	(Call 10/15/20)	25	27,378
Duke Capital LLC
6.25%, 02/15/13		152	155,669
Energy Transfer Partners LP
4.65%, 06/01/21	(Call 03/01/21)	100	106,173
6.50%, 02/01/42	(Call 08/01/41)	50	58,273
Enterprise Products Operating LLC
5.70%, 02/15/42		50	57,783
Series G
5.60%, 10/15/14		142	155,125
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	(Call 11/15/22)	100	101,645
3.95%, 09/01/22	(Call 06/01/22)	100	104,426
6.50%, 02/01/37		92	109,625
Magellan Midstream Partners LP
4.25%, 02/01/21		100	109,134
ONEOK Inc.
6.00%, 06/15/35		61	69,992
ONEOK Partners LP
3.25%, 02/01/16	(Call 01/01/16)	50	52,672
Plains All American Pipeline LP
3.95%, 09/15/15		100	107,120

Security		Principal (000s)	Value

TransCanada PipeLines Ltd.
7.13%, 01/15/19		$114	$147,264
7.63%, 01/15/39		75	116,594
Williams Partners LP
5.25%, 03/15/20		84	96,283

			1,575,156
REAL ESTATE INVESTMENT TRUSTS — 0.68%
American Tower Corp.
5.05%, 09/01/20		50	54,591
Boston Properties LP
4.13%, 05/15/21		150	160,902
Duke Realty LP
4.38%, 06/15/22	(Call 03/15/22)	50	52,433
ERP Operating LP
5.25%, 09/15/14		84	90,167
HCP Inc.
6.70%, 01/30/18		134	157,889
Health Care REIT Inc.
4.13%, 04/01/19	(Call 01/01/19)	100	105,239
Hospitality Properties Trust
5.00%, 08/15/22	(Call 02/15/22)	100	101,860
Simon Property Group LP
4.38%, 03/01/21	(Call 12/01/20)	150	167,605
5.65%, 02/01/20	(Call 11/01/19)	150	179,601
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22		100	106,743

			1,177,030
RETAIL — 1.14%
Costco Wholesale Corp.
5.50%, 03/15/17		81	97,066
CVS Caremark Corp.
4.75%, 05/18/20	(Call 12/18/19)	25	29,089
5.75%, 06/01/17		125	149,919
6.13%, 08/15/16		61	72,319
Home Depot Inc. (The)
5.40%, 03/01/16		102	117,219
5.88%, 12/16/36		63	83,411
Lowe’s Companies Inc.
3.80%, 11/15/21	(Call 08/15/21)	150	164,136
6.88%, 02/15/28		25	32,324

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
6.38%, 03/15/37	$50	$61,145
McDonald’s Corp.
5.35%, 03/01/18	130	156,502
Target Corp.
2.90%, 01/15/22	200	209,840
7.00%, 01/15/38	103	151,606
Wal-Mart Stores Inc.
3.25%, 10/25/20	75	82,236
4.55%, 05/01/13[a]	262	269,311
5.00%, 10/25/40	100	125,328
5.63%, 04/15/41	75	101,716
6.50%, 08/15/37	50	73,033

		1,976,200
SEMICONDUCTORS — 0.12%
Intel Corp.
1.95%, 10/01/16	100	104,417
Texas Instruments Inc.
1.38%, 05/15/14	100	101,610

		206,027
SOFTWARE — 0.28%
Microsoft Corp.
1.63%, 09/25/15	150	155,397
4.50%, 10/01/40	50	59,026
Oracle Corp.
5.25%, 01/15/16	132	151,660
5.38%, 07/15/40	100	127,605

		493,688
TELECOMMUNICATIONS — 2.27%
America Movil SAB de CV
5.00%, 03/30/20	150	175,601
6.13%, 03/30/40	100	130,348
AT&T Inc.
1.70%, 06/01/17	100	102,736
2.95%, 05/15/16	175	187,401
3.88%, 08/15/21	250	280,778
6.55%, 02/15/39	150	201,078
BellSouth Corp.
6.00%, 11/15/34	202	231,356

Security		Principal (000s)	Value

British Telecommunications PLC
9.63%, 12/15/30		$31	$48,983
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14		160	170,574
CenturyLink Inc.
7.65%, 03/15/42		50	51,571
Cisco Systems Inc.
4.45%, 01/15/20		130	151,894
5.50%, 02/22/16		101	117,247
Deutsche Telekom International Finance BV
4.88%, 07/08/14		150	159,708
8.75%, 06/15/30		61	88,974
France Telecom SA
8.50%, 03/01/31		77	113,930
Juniper Networks Inc.
4.60%, 03/15/21		200	212,127
Qwest Corp.
6.75%, 12/01/21		100	118,001
6.88%, 09/15/33	(Call 10/01/12)	31	31,310
Rogers Wireless Inc.
6.38%, 03/01/14		61	65,796
Telecom Italia Capital SA
5.25%, 10/01/15		160	162,400
Telefonica Emisiones SAU
3.99%, 02/16/16		100	96,000
Telefonica Europe BV
8.25%, 09/15/30		77	78,925
Verizon Communications Inc.
3.50%, 11/01/21		200	220,026
5.55%, 02/15/16		132	152,460
7.35%, 04/01/39		234	348,044
Vodafone Group PLC
4.38%, 03/16/21[a]		50	58,076
5.75%, 03/15/16[a]		162	187,786

			3,943,130
TRANSPORTATION — 0.53%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22	(Call 06/01/22)	100	103,556
6.15%, 05/01/37		102	131,495

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Canadian National Railway Co.
2.85%, 12/15/21	(Call 09/15/21)	$50	$52,179
CSX Corp.
4.25%, 06/01/21	(Call 03/01/21)[a]	150	167,396
6.22%, 04/30/40		25	32,786
Norfolk Southern Corp.
3.00%, 04/01/22	(Call 01/01/22)	100	103,188
4.84%, 10/01/41		57	65,731
Union Pacific Corp.
5.78%, 07/15/40		80	102,096
United Parcel Service Inc.
4.50%, 01/15/13[a]		160	162,476

			920,903

TOTAL CORPORATE BONDS & NOTES
(Cost: $54,052,436)			59,177,920

FOREIGN AGENCY OBLIGATIONS[e] — 1.63%

CANADA — 0.90%
Export Development Canada
3.13%, 04/24/14		204	213,686
Hydro-Quebec
2.00%, 06/30/16		150	157,486
Manitoba (Province of)
1.30%, 04/03/17		200	204,068
Nova Scotia (Province of)
2.38%, 07/21/15		100	105,208
Ontario (Province of)
2.30%, 05/10/16		150	158,737
4.40%, 04/14/20[a]		200	237,763
4.95%, 11/28/16[a]		160	187,757
Quebec (Province of)
5.00%, 03/01/16		122	140,549
7.50%, 09/15/29		102	159,181

			1,564,435
JAPAN — 0.06%
Japan Finance Corp.
2.50%, 01/21/16		100	106,024

			106,024

Security	Principal (000s)	Value

MEXICO — 0.21%
Pemex Project Funding Master Trust
5.75%, 03/01/18[a]	$100	$115,750
6.63%, 06/15/35	102	126,225
Petroleos Mexicanos
5.50%, 01/21/21	100	116,500

		358,475
PHILIPPINES — 0.19%
Asian Development Bank
2.75%, 05/21/14	309	322,202

		322,202
SUPRANATIONAL — 0.27%
Inter-American Development Bank
3.88%, 02/14/20	200	237,175
5.13%, 09/13/16	203	240,273

		477,448

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,637,191)		2,828,584

FOREIGN GOVERNMENT OBLIGATIONS[e] — 1.86%

BRAZIL — 0.50%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	200	238,800
6.00%, 01/17/17	150	178,275
7.13%, 01/20/37	100	152,500
8.00%, 01/15/18	249	295,834

		865,409
CANADA — 0.04%
Canada (Government of)
0.88%, 02/14/17	75	75,978

		75,978
COLOMBIA — 0.12%
Colombia (Republic of)
7.38%, 03/18/19	150	199,500

		199,500

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

ITALY — 0.21%
Italy (Republic of)
4.50%, 01/21/15	$260	$264,953
5.38%, 06/12/17	100	102,743

		367,696
MEXICO — 0.41%
United Mexican States
3.63%, 03/15/22	378	411,075
7.50%, 04/08/33	204	309,570

		720,645
PANAMA — 0.18%
Panama (Republic of)
5.20%, 01/30/20	150	177,750
6.70%, 01/26/36[a]	100	142,500

		320,250
PERU — 0.15%
Peru (Republic of)
7.13%, 03/30/19	200	263,500

		263,500
POLAND — 0.12%
Poland (Republic of)
6.38%, 07/15/19	170	207,825

		207,825
SOUTH AFRICA — 0.13%
South Africa (Republic of)
4.67%, 01/17/24	200	225,000

		225,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,952,162)		3,245,803

MUNICIPAL DEBT OBLIGATIONS —1.32%

CALIFORNIA — 0.60%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	100	147,894

Security	Principal (000s)	Value

County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29(GTD)	$100	$113,513
Los Angeles Community College District GO BAB
6.75%, 08/01/49	100	141,609
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	50	73,367
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	80	101,118
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	62,060
State of California GO
6.20%, 10/01/19	100	120,854
State of California GO BAB
7.30%, 10/01/39	215	277,473

		1,037,888
GEORGIA — 0.05%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project M, Series 2010A
6.66%, 04/01/57	80	92,451

		92,451
ILLINOIS — 0.13%
State of Illinois GO
5.10%, 06/01/33	235	227,224

		227,224

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

MASSACHUSETTS — 0.05%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	$75	$84,225

84,225
NEW JERSEY — 0.07%
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	100	118,786

118,786
NEW YORK — 0.24%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	60	90,673
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100	134,678
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.86%, 12/01/24	(GOI)	100	128,047
State of New York GO BAB
5.97%, 03/01/36	50	65,252

418,650
OHIO — 0.14%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/50	50	59,019
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170	195,043

254,062

Security	Principal (000s)	Value

TEXAS — 0.04%
City Public Service Board of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	$50	$65,551

		65,551

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,968,361)		2,298,837

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.10%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.17%
Federal Home Loan Banks
0.38%, 01/29/14	1,000	1,001,730
5.00%, 11/17/17[a]	510	620,544
5.50%, 08/13/14[a]	600	660,895
Federal Home Loan Mortgage Corp.
1.75%, 05/30/19[a]	180	186,596
2.38%, 01/13/22	145	152,456
4.50%, 01/15/13[a]	1,794	1,822,442
4.50%, 01/15/15[a]	1,210	1,330,988
4.88%, 11/15/13	360	379,853
4.88%, 06/13/18	704	858,819
6.75%, 03/15/31	135	212,857
Federal National Mortgage Association
0.50%, 08/09/13	500	501,312
1.25%, 01/30/17[a]	300	307,768
5.00%, 04/15/15	2,440	2,736,321
5.38%, 06/12/17	450	547,752
6.63%, 11/15/30	740	1,148,870

		12,469,203
U.S. GOVERNMENT OBLIGATIONS — 52.93%
U.S. Treasury Bonds
3.13%, 11/15/41[a]	1,550	1,698,800
3.13%, 02/15/42	1,750	1,915,953
3.75%, 08/15/41[a]	500	614,305
3.88%, 08/15/40	750	941,077
4.25%, 11/15/40	730	973,148
4.38%, 05/15/41	250	340,020
4.50%, 08/15/39	2,268	3,132,108
4.75%, 02/15/41[a]	1,080	1,553,321

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.38%, 02/15/31	$350	$515,662
7.63%, 02/15/25[a]	2,400	3,959,832
U.S. Treasury Notes
0.25%, 11/30/13	1,300	1,300,754
0.25%, 01/31/14	1,500	1,500,900
0.25%, 02/28/14	1,500	1,500,705
0.25%, 02/15/15	2,000	1,999,920
0.38%, 11/15/14[a]	50	50,152
0.50%, 05/31/13[a]	1,500	1,503,570
0.63%, 04/30/13	1,750	1,755,180
0.63%, 08/31/17	2,300	2,303,151
0.88%, 12/31/16	2,950	2,998,321
0.88%, 02/28/17	1,800	1,829,052
1.00%, 01/15/14	1,000	1,010,740
1.00%, 09/30/16	150	153,360
1.00%, 10/31/16	1,950	1,993,426
1.25%, 03/15/14	2,550	2,590,035
1.25%, 04/15/14[a]	2,800	2,845,836
1.38%, 09/15/12[a]	1,785	1,785,535
1.38%, 05/15/13[a]	820	826,773
1.50%, 03/31/19[a]	900	933,291
1.75%, 05/15/22	350	357,063
2.00%, 04/30/16	3,300	3,494,337
2.00%, 11/15/21[a]	650	681,564
2.00%, 02/15/22[a]	1,720	1,798,914
2.13%, 02/29/16	2,800	2,972,144
2.38%, 02/28/15	1,400	1,473,276
2.38%, 07/31/17	3,080	3,345,188
2.38%, 05/31/18	1,000	1,091,050
2.50%, 03/31/15[a]	2,250	2,379,893
2.50%, 04/30/15	2,417	2,559,554
3.00%, 02/28/17	1,750	1,943,008
3.13%, 05/15/21	600	689,166
3.25%, 03/31/17	302	339,143
3.63%, 08/15/19	6,360	7,499,458
3.63%, 02/15/21[a]	390	463,589
4.63%, 11/15/16	6,676	7,827,477

Security	Principal (000s) or Shares	Value

4.75%, 05/15/14[a]	$6,100	$6,565,857
8.13%, 08/15/19[a]	1,410	2,093,075

		92,098,683

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $97,570,894)		104,567,886

SHORT-TERM INVESTMENTS — 19.43%

MONEY MARKET FUNDS — 19.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[f,g,h]	28,407,834	28,407,834
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[f,g,h]	2,543,062	2,543,062
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[f,h]	2,859,757	2,859,757

		33,810,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,810,653)		33,810,653

TOTAL INVESTMENTS IN SECURITIES —118.35%
(Cost: $192,991,697)		205,929,683
Other Assets, Less Liabilities — (18.35)%		(31,928,448)

NET ASSETS —100.00%		$174,001,235

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 39.31%

AEROSPACE & DEFENSE — 0.79%
BAE Systems PLC
5.80%, 10/11/41[a]	$80	$94,344
Boeing Co. (The)
6.88%, 03/15/39	150	233,946
Lockheed Martin Corp.
5.72%, 06/01/40	130	165,532
Series B
6.15%, 09/01/36	125	163,272
Northrop Grumman Systems Corp.
7.75%, 02/15/31	80	119,316
Raytheon Co.
4.88%, 10/15/40	85	102,409
United Technologies Corp.
5.70%, 04/15/40	105	138,556
6.05%, 06/01/36	115	153,323
6.13%, 07/15/38	235	318,872

		1,489,570
AGRICULTURE — 0.50%
Altria Group Inc.
10.20%, 02/06/39	187	325,908
Archer-Daniels-Midland Co.
4.54%, 03/26/42	50	56,810
5.38%, 09/15/35	125	154,657
Lorillard Tobacco Co.
7.00%, 08/04/41	25	29,994
Philip Morris International Inc.
4.50%, 03/20/42	100	111,465
6.38%, 05/16/38	143	199,605
Reynolds American Inc.
7.25%, 06/15/37	50	64,039

		942,478
AIRLINES — 0.07%
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25	50	50,250

Security	Principal (000s)	Value

Delta Air Lines 2007-1A Pass Through Trust
6.82%, 02/10/24	$71	$77,534

		127,784
APPAREL — 0.04%
VF Corp.
6.45%, 11/01/37	50	69,433

		69,433
AUTO MANUFACTURERS — 0.21%
Daimler Finance North America LLC
8.50%, 01/18/31	100	156,959
Ford Motor Co.
7.45%, 07/16/31	195	240,825

		397,784
AUTO PARTS & EQUIPMENT — 0.06%
Johnson Controls Inc.
5.25%, 12/01/41 (Call 06/01/41)	100	113,301

		113,301
BANKS — 3.09%
Bank of America Corp.
5.88%, 02/07/42	290	329,012
Bank One Corp.
7.63%, 10/15/26	200	258,326
Barclays Bank PLC
6.86%, 12/31/49 (Call 06/15/32)[a,b]	140	127,750
BBVA Bancomer SA Texas Agency
6.75%, 09/30/22[a]	150	161,250
Citigroup Inc.
6.13%, 08/25/36	100	106,234
6.63%, 06/15/32	200	221,575
6.88%, 03/05/38	292	375,085
8.13%, 07/15/39	245	359,040
Fifth Third Bancorp
8.25%, 03/01/38	25	34,903

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
6.25%, 02/01/41	$170	$189,870
6.45%, 05/01/36	440	446,547
6.75%, 10/01/37	105	109,324
HSBC Capital Funding LP
10.18%, 12/31/49 (Call 06/30/30)[a,b]	80	107,200
HSBC Holdings PLC
6.10%, 01/14/42	215	287,687
6.50%, 05/02/36	200	234,622
6.50%, 09/15/37	200	236,253
6.80%, 06/01/38	100	122,107
J.P. Morgan Chase & Co.
5.60%, 07/15/41	195	239,011
6.40%, 05/15/38	230	304,786
KfW
0.00%, 06/29/37	312	146,128
LBBW
7.63%, 02/01/23	60	79,179
Morgan Stanley
5.00%, 08/31/25 (Call 11/30/12)[c]	105	104,640
7.25%, 04/01/32	260	295,263
Rabobank Nederland
5.25%, 05/24/41	100	117,844
Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,b]	100	100,500
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	25	34,030
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	325	372,817
Wells Fargo Capital X
5.95%, 12/15/36	305	309,575

		5,810,558
BEVERAGES — 0.78%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	80	115,783
8.20%, 01/15/39	218	364,905
Diageo Capital PLC
5.88%, 09/30/36	125	165,262

Security	Principal (000s)	Value

Diageo Investment Corp.
4.25%, 05/11/42	$25	$27,622
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	25	36,973
Molson Coors Brewing Co.
5.00%, 05/01/42	85	96,670
PepsiCo Inc.
4.00%, 03/05/42	130	138,984
5.50%, 01/15/40	100	129,835
Pernod-Ricard SA
4.25%, 07/15/22[a]	150	159,538
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	200	232,372

		1,467,944
BIOTECHNOLOGY — 0.41%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	275	300,221
5.65%, 06/15/42 (Call 12/15/41)	25	29,155
6.40%, 02/01/39	225	279,451
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	125	159,098

		767,925
BUILDING MATERIALS — 0.01%
Owens Corning Inc.
7.00%, 12/01/36	25	27,331

		27,331
CHEMICALS — 0.51%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	25	31,390
Dow Chemical Co. (The)
7.38%, 11/01/29	100	135,600
9.40%, 05/15/39	110	179,544
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	100	123,654

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	$100	$105,161
Ecolab Inc.
5.50%, 12/08/41	85	106,572
Monsanto Co.
5.50%, 08/15/25	100	127,738
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	100	127,001
PPG Industries Inc.
5.50%, 11/15/40	25	30,734

		967,394
COMMERCIAL SERVICES — 0.31%
DP World Ltd.
6.85%, 07/02/37[a]	200	212,200
ERAC USA Finance LLC
5.63%, 03/15/42[a]	40	43,077
7.00%, 10/15/37[a]	160	202,309
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	60,551
Western Union Co. (The)
6.20%, 11/17/36	50	57,461

		575,598
COMPUTERS — 0.37%
Dell Inc.
6.50%, 04/15/38	85	104,044
Hewlett-Packard Co.
4.05%, 09/15/22	80	78,053
6.00%, 09/15/41	50	52,138
International Business Machines Corp.
4.00%, 06/20/42	232	256,223
5.60%, 11/30/39	149	201,489

		691,947
COSMETICS & PERSONAL CARE — 0.14%
Procter & Gamble Co. (The)
5.55%, 03/05/37	58	79,725
5.80%, 08/15/34	135	186,176

		265,901

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 1.73%
American Express Co.
8.15%, 03/19/38	$105	$169,652
CDP Financial Inc.
5.60%, 11/25/39[a]	250	322,516
Credit Suisse (USA) Inc.
7.13%, 07/15/32	65	90,248
General Electric Capital Corp.
5.88%, 01/14/38	220	267,088
6.15%, 08/07/37	300	376,216
Series A
6.75%, 03/15/32	721	936,177
Goldman Sachs Capital I
6.35%, 02/15/34	418	415,461
Jefferies Group Inc.
6.25%, 01/15/36	100	98,542
6.88%, 04/15/21	15	15,938
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	225	272,259
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	100	153,472
Siemens Financieringsmat
6.13%, 08/17/26[a]	100	130,168

		3,247,737
ELECTRIC — 4.98%
Alabama Power Co.
6.00%, 03/01/39	225	306,409
Appalachian Power Co.
7.00%, 04/01/38	105	145,294
Arizona Public Service Co.
4.50%, 04/01/42	100	111,279
Baltimore Gas & Electric Co.
6.35%, 10/01/36	100	136,730
Bruce Mansfield Unit 1
Series 2007
6.85%, 06/01/34	28	29,218
Carolina Power & Light Co.
4.10%, 05/15/42 (Call 11/15/41)	145	153,848

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Commonwealth Edison Co.
6.45%, 01/15/38	$50	$71,265
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	155	233,849
Series 12-A
4.20%, 03/15/42	50	56,241
Detroit Edison Co. (The)
3.95%, 06/15/42	150	161,922
Dominion Resources Inc.
Series C
4.90%, 08/01/41	125	148,081
Duke Energy Carolinas LLC
4.25%, 12/15/41	25	27,364
6.10%, 06/01/37	148	196,321
Duke Energy Indiana Inc.
6.12%, 10/15/35	150	184,261
E.ON International Finance BV
6.65%, 04/30/38[a]	60	81,926
Electricite de France SA
6.95%, 01/26/39[a]	125	163,675
Enel Finance International SA
6.00%, 10/07/39[a]	200	165,687
Entergy Louisiana LLC
5.40%, 11/01/24	100	123,573
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	144	155,722
6.25%, 10/01/39	100	115,687
FirstEnergy Corp.
Series C
7.38%, 11/15/31	284	374,291
FirstEnergy Solutions Corp.
6.80%, 08/15/39	105	112,949
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	120	132,911
5.63%, 04/01/34	250	326,951
5.95%, 02/01/38	50	69,275

Security	Principal (000s)	Value

Georgia Power Co.
4.30%, 03/15/42	$175	$188,915
Interstate Power & Light Co.
6.25%, 07/15/39	25	33,616
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	80	92,220
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	125	159,413
Massachusetts Electric Co.
5.90%, 11/15/39[a]	25	33,247
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	271	352,095
6.50%, 09/15/37	125	170,530
Nevada Power Co.
Series R
6.75%, 07/01/37	145	207,461
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	100	103,648
5.95%, 06/15/41 (Call 12/15/40)	80	95,734
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	200	197,512
6.20%, 07/01/37	60	85,869
Oglethorpe Power Corp.
5.25%, 09/01/50	75	90,423
Ohio Edison Co.
6.88%, 07/15/36	25	33,330
Ohio Power Co.
Series F
5.85%, 10/01/35	75	94,237
Oncor Electric Delivery Co.
7.00%, 09/01/22	25	31,096
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	170	184,308

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	$200	$221,575
5.80%, 03/01/37	175	227,571
6.05%, 03/01/34	146	192,992
PacifiCorp
4.10%, 02/01/42	300	326,089
Potomac Electric Power Co.
6.50%, 11/15/37	40	57,683
Progress Energy Inc.
7.75%, 03/01/31	158	224,060
PSEG Power LLC
8.63%, 04/15/31	175	259,081
Public Service Co. of Colorado
6.25%, 09/01/37	123	177,533
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	28,910
5.64%, 04/15/41 (Call 10/15/40)	80	107,791
5.80%, 03/15/40	25	34,171
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	175	201,825
6.13%, 09/15/37	154	220,471
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	75	82,731
6.05%, 01/15/38	50	67,043
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	50	54,386
5.50%, 03/15/40	140	185,710
5.75%, 04/01/35	100	132,709
Series 08-A
5.95%, 02/01/38	115	158,147
Union Electric Co.
8.45%, 03/15/39	25	42,982
Virginia Electric and Power Co.
3.45%, 09/01/22	120	131,890
8.88%, 11/15/38	100	173,421

Security	Principal (000s)	Value

Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	$100	$111,496

		9,358,650
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.13%, 04/15/39	25	35,384
Legrand France SA
8.50%, 02/15/25	25	32,108

		67,492
ELECTRONICS — 0.17%
Honeywell International Inc.
5.38%, 03/01/41	60	79,956
5.70%, 03/15/37	25	33,818
Koninklijke Philips Electronics NV
6.88%, 03/11/38	145	197,841

		311,615
ENGINEERING & CONSTRUCTION — 0.17%
ABB Finance (USA) Inc.
4.38%, 05/08/42	85	95,991
Odebrecht Finance Ltd.
7.13%, 06/26/42[a]	200	219,000

		314,991
ENVIRONMENTAL CONTROL — 0.20%
Republic Services Inc.
5.70%, 05/15/41	25	30,187
6.20%, 03/01/40	85	107,549
Waste Management Inc.
6.13%, 11/30/39	85	108,499
7.00%, 07/15/28	100	134,731

		380,966
FOOD — 1.00%
Cargill Inc.
6.63%, 09/15/37[a]	25	33,775
ConAgra Foods Inc.
8.25%, 09/15/30	75	100,834
Delhaize Group SA
5.70%, 10/01/40	125	102,309
General Mills Inc.
5.40%, 06/15/40	25	31,340

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	$75	$105,278
Kellogg Co.
Series B
7.45%, 04/01/31	80	112,427
Kraft Foods Inc.
6.50%, 02/09/40	145	199,682
6.88%, 02/01/38	164	224,548
7.00%, 08/11/37	215	299,643
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	45	48,997
6.90%, 04/15/38	100	126,293
Ralcorp Holdings Inc.
6.63%, 08/15/39	25	26,700
Safeway Inc.
7.25%, 02/01/31	25	26,204
Sysco Corp.
5.38%, 09/21/35	115	147,477
Tesco PLC
6.15%, 11/15/37[a]	100	124,062
Unilever Capital Corp.
5.90%, 11/15/32	125	178,952

		1,888,521
FOREST PRODUCTS & PAPER — 0.24%
Georgia-Pacific LLC
7.75%, 11/15/29	65	86,105
8.00%, 01/15/24	25	34,160
International Paper Co.
7.30%, 11/15/39	150	199,133
Westvaco Corp.
8.20%, 01/15/30	100	131,589

		450,987
GAS — 0.23%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	80	106,764
Boston Gas Co.
4.49%, 02/15/42[a]	100	112,741
Sempra Energy
6.00%, 10/15/39	110	145,821

Security	Principal (000s)	Value

Southern Union Co.
7.60%, 02/01/24	$60	$74,247

		439,573
HAND & MACHINE TOOLS — 0.06%
Stanley Black & Decker Inc.
5.20%, 09/01/40	100	114,264

		114,264
HEALTH CARE — PRODUCTS — 0.21%
Baxter International Inc.
3.65%, 08/15/42	50	51,037
6.25%, 12/01/37	25	35,569
Becton, Dickinson and Co.
5.00%, 11/12/40	25	30,522
Boston Scientific Corp.
7.38%, 01/15/40	25	34,664
Covidien International Finance SA
6.55%, 10/15/37	85	123,189
Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	100	115,787

		390,768
HEALTH CARE — SERVICES — 0.71%
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	130	131,966
6.63%, 06/15/36	50	65,436
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	25	28,313
6.15%, 11/15/36	115	138,994
Quest Diagnostics Inc.
5.75%, 01/30/40	85	100,624
Roche Holdings Inc.
7.00%, 03/01/39[a]	157	240,533
UnitedHealth Group Inc.
4.38%, 03/15/42 (Call 09/15/41)	50	53,229
5.80%, 03/15/36	120	146,533
6.88%, 02/15/38	130	182,056

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

WellPoint Inc.
4.63%, 05/15/42	$115	$114,587
6.38%, 06/15/37	110	136,287

		1,338,558
HOLDING COMPANIES — DIVERSIFIED — 0.32%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	100	145,028
Temasek Financial I Ltd.
2.38%, 01/23/23[a]	250	250,983
Votorantim Cimentos SA
7.25%, 04/05/41[a]	200	213,000

		609,011
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
5.30%, 03/01/41	75	98,938
6.63%, 08/01/37	25	37,546

		136,484
INSURANCE — 2.69%
ACE Capital Trust II
9.70%, 04/01/30	85	120,913
Aflac Inc.
6.45%, 08/15/40	100	123,858
Allstate Corp. (The)
5.95%, 04/01/36	73	93,842
6.90%, 05/15/38	108	151,468
American International Group Inc.
4.88%, 06/01/22	150	163,495
6.25%, 05/01/36	120	150,430
8.18%, 05/15/58 (Call 05/15/38)[b]	340	405,875
Aon Corp.
8.21%, 01/01/27	100	121,181
AXA SA
6.38%, 12/31/49 (Call 12/14/36)[a,b]	100	85,125
8.60%, 12/15/30	50	57,227
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	85	108,147
Chubb Corp. (The)
6.00%, 05/11/37	140	192,733

Security	Principal (000s)	Value

Cincinnati Financial Corp.
6.92%, 05/15/28	$25	$30,429
GE Global Insurance Holding Corp.
7.00%, 02/15/26	25	29,954
Hartford Financial Services Group Inc.
6.63%, 04/15/42	160	179,863
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	25	26,800
6.50%, 05/01/42[a]	60	65,124
Lincoln National Corp.
7.00%, 06/15/40	120	149,127
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	90	107,097
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/41[a]	100	113,841
MetLife Inc.
4.13%, 08/13/42	150	152,278
5.70%, 06/15/35	253	315,698
6.40%, 12/15/36 (Call 12/15/31)	210	223,314
Mutual of Omaha Insurance Co.
6.95%, 10/15/40[a]	25	30,085
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	175	238,096
New York Life Insurance Co.
5.88%, 05/15/33[a]	25	30,683
6.75%, 11/15/39[a]	125	174,652
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	115	147,841
Ohio National Life Insurance Co.
6.88%, 06/15/42[a]	100	105,346
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	140	190,391
Principal Financial Group Inc.
6.05%, 10/15/36	25	29,566
Prudential Financial Inc.
5.63%, 05/12/41	100	111,147
5.70%, 12/14/36	125	138,583

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Series B
5.75%, 07/15/33	$125	$135,907
Series D
6.63%, 12/01/37	50	61,680
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	145	200,601
Travelers Companies Inc. (The)
5.35%, 11/01/40	80	102,680
6.25%, 06/15/37	125	171,210
XL Group PLC
6.25%, 05/15/27	25	28,050

		5,064,337
IRON & STEEL — 0.19%
ArcelorMittal SA
7.00%, 10/15/39	172	154,800
Cliffs Natural Resources Inc.
6.25%, 10/01/40	100	95,584
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	97	110,605

		360,989
MACHINERY — 0.31%
Caterpillar Inc.
3.80%, 08/15/42[a]	293	303,457
5.20%, 05/27/41	25	32,300
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	100	105,451
5.38%, 10/16/29	100	131,649

		572,857
MANUFACTURING — 0.25%
3M Co.
5.70%, 03/15/37	65	90,993
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	65	84,797
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	180	213,240

Security	Principal (000s)	Value

Parker Hannifin Corp.
3.50%, 09/15/22	$80	$86,745

		475,775
MEDIA — 2.72%
CBS Corp.
5.50%, 05/15/33	100	109,152
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	190	283,730
Comcast Corp.
6.40%, 05/15/38	260	339,674
6.95%, 08/15/37	250	339,524
COX Communications Inc.
8.38%, 03/01/39[a]	100	150,901
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	160	163,257
6.00%, 08/15/40 (Call 05/15/40)	185	209,137
Discovery Communications LLC
6.35%, 06/01/40	160	205,500
Grupo Televisa SAB
6.63%, 01/15/40	95	122,687
Historic TW Inc.
6.63%, 05/15/29	125	155,983
NBCUniversal Media LLC
5.95%, 04/01/41	210	263,958
News America Inc.
6.15%, 02/15/41	175	214,992
6.65%, 11/15/37	220	281,893
6.90%, 08/15/39	125	162,237
Thomson Reuters Corp.
5.85%, 04/15/40	25	30,544
Time Warner Cable Inc.
6.75%, 06/15/39	140	181,728
7.30%, 07/01/38	230	313,846
Time Warner Entertainment Co.
8.38%, 07/15/33	174	250,463
Time Warner Inc.
6.20%, 03/15/40	200	245,450
7.63%, 04/15/31	202	274,216

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

7.70%, 05/01/32	$200	$275,867
Viacom Inc.
4.50%, 02/27/42	25	26,057
6.88%, 04/30/36	160	214,469
7.88%, 07/30/30	65	88,181
Walt Disney Co. (The)
7.00%, 03/01/32	115	172,209
Series E
4.13%, 12/01/41	25	28,507

		5,104,162
MINING — 1.03%
Alcoa Inc.
5.90%, 02/01/27	125	128,641
5.95%, 02/01/37	25	24,944
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	125	144,837
Barrick North America Finance LLC
5.70%, 05/30/41	100	115,026
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	100	104,512
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	97	99,408
6.25%, 10/01/39	85	101,852
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	50	57,510
7.13%, 07/15/28	155	209,988
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (Call 09/22/41)	75	81,849
Southern Copper Corp.
6.75%, 04/16/40	160	186,019
Teck Resources Ltd.
6.13%, 10/01/35	25	26,935
6.25%, 07/15/41	105	116,041
Vale Overseas Ltd.
6.88%, 11/21/36	115	135,198
6.88%, 11/10/39	245	290,370
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	105	111,198

		1,934,328

Security	Principal (000s)	Value

MULTI-NATIONAL — 0.17%
European Investment Bank
4.88%, 02/15/36	$50	$59,884
International Bank for Reconstruction and Development
4.75%, 02/15/35	150	191,949
7.63%, 01/19/23	46	68,860

		320,693
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.25%, 01/15/37	25	25,222

		25,222
OIL & GAS — 3.68%
Anadarko Finance Co.
7.50%, 05/01/31	145	194,245
Anadarko Petroleum Corp.
6.20%, 03/15/40	135	164,009
6.45%, 09/15/36	35	43,198
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	175	200,634
5.10%, 09/01/40 (Call 03/01/40)	100	120,002
6.00%, 01/15/37	50	66,919
Canadian Natural Resources Ltd.
6.25%, 03/15/38	130	169,364
7.20%, 01/15/32	75	101,608
Cenovus Energy Inc.
6.75%, 11/15/39	100	134,173
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	256,363
Conoco Funding Co.
7.25%, 10/15/31	200	297,816
ConocoPhillips
5.90%, 05/15/38	145	193,876
6.50%, 02/01/39	50	72,085
ConocoPhillips Holding Co.
6.95%, 04/15/29	183	259,214

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	$100	$108,013
5.60%, 07/15/41 (Call 01/15/41)	145	174,442
Devon Financing Corp. ULC
7.88%, 09/30/31	124	180,305
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	25	32,155
Encana Corp.
5.15%, 11/15/41	75	76,168
6.50%, 08/15/34	50	58,905
6.50%, 02/01/38	145	171,470
Gazprom OAO
7.29%, 08/16/37[a]	100	126,404
Hess Corp.
5.60%, 02/15/41	175	198,756
7.13%, 03/15/33	25	32,664
7.30%, 08/15/31	90	116,760
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	75	79,670
6.80%, 09/15/37	25	32,164
Marathon Oil Corp.
6.60%, 10/01/37	75	98,978
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	115	140,298
Motiva Enterprises LLC
6.85%, 01/15/40[a]	100	131,646
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	25	26,182
Nexen Inc.
6.40%, 05/15/37	155	193,254
7.50%, 07/30/39	25	35,005
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	125	153,615
Noble Holding International Ltd.
6.20%, 08/01/40	100	116,819

Security	Principal (000s)	Value

Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	$100	$102,859
Petro-Canada
6.80%, 05/15/38	155	209,919
Petrobras International Finance Co.
5.75%, 01/20/20	25	28,173
6.75%, 01/27/41	210	261,037
Phillips 66
5.88%, 05/01/42[a]	100	118,017
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	100	104,040
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	25	26,324
Shell International Finance BV
5.50%, 03/25/40	160	213,287
6.38%, 12/15/38	115	167,732
Statoil ASA
4.25%, 11/23/41	100	112,327
6.50%, 12/01/28[a]	52	71,610
7.25%, 09/23/27	75	110,115
Suncor Energy Inc.
6.50%, 06/15/38	42	55,537
6.85%, 06/01/39	125	170,718
7.15%, 02/01/32	85	115,736
Talisman Energy Inc.
6.25%, 02/01/38	90	106,266
Transocean Inc.
6.80%, 03/15/38	85	105,822
7.50%, 04/15/31	85	104,447
Valero Energy Corp.
6.63%, 06/15/37	50	60,356
10.50%, 03/15/39	75	116,207

		6,917,708
OIL & GAS SERVICES — 0.37%
Baker Hughes Inc.
5.13%, 09/15/40	170	210,088

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Cameron International Corp.
5.95%, 06/01/41 (Call 12/01/40)	$25	$30,045
Halliburton Co.
6.70%, 09/15/38	145	208,954
7.45%, 09/15/39	29	45,654
Weatherford International Ltd.
6.50%, 08/01/36	50	53,902
6.75%, 09/15/40	130	144,727

		693,370
PACKAGING & CONTAINERS — 0.01%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	15	17,662

		17,662
PHARMACEUTICALS — 1.68%
Abbott Laboratories
5.30%, 05/27/40	100	130,349
6.15%, 11/30/37	110	157,007
AstraZeneca PLC
6.45%, 09/15/37	203	285,772
Bristol-Myers Squibb Co.
5.88%, 11/15/36	111	150,081
Eli Lilly and Co.
5.50%, 03/15/27	50	65,306
5.55%, 03/15/37	150	198,350
Express Scripts Holding Co.
6.13%, 11/15/41[a]	100	130,236
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	225	323,896
Johnson & Johnson
5.85%, 07/15/38	105	150,465
5.95%, 08/15/37	123	177,121
McKesson Corp.
6.00%, 03/01/41 (Call 09/01/40)	75	103,610
Merck & Co. Inc.
6.40%, 03/01/28	100	139,788
Pfizer Inc.
7.20%, 03/15/39	211	334,277

Security	Principal (000s)	Value

Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	$38	$55,586
6.55%, 09/15/37	175	263,615
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	125	167,508
Wyeth LLC
5.95%, 04/01/37	242	332,900

		3,165,867
PIPELINES — 1.49%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	25	31,472
DCP Midstream LLC
6.75%, 09/15/37[a]	60	71,820
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	50	64,960
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	100	113,459
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	170	192,919
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	145	150,448
6.45%, 09/01/40	165	204,693
7.55%, 04/15/38	100	134,502
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	250	265,327
5.00%, 08/15/42 (Call 02/15/42)	200	205,720
6.95%, 01/15/38	227	284,203
ONEOK Partners LP
6.85%, 10/15/37	200	243,800
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)	120	126,778

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.15%, 06/01/42 (Call 12/01/41)	$25	$28,255
Spectra Energy Capital LLC
7.50%, 09/15/38	25	33,784
TransCanada PipeLines Ltd.
6.10%, 06/01/40	115	159,181
6.20%, 10/15/37	180	247,076
7.63%, 01/15/39	25	39,190
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41 (Call 02/15/41)	50	59,083
Williams Companies Inc. (The)
8.75%, 03/15/32	75	103,202
Williams Partners LP
6.30%, 04/15/40	25	31,299

		2,791,171
REAL ESTATE INVESTMENT TRUSTS — 0.19%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	104,607
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	25	28,093
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	32,670
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	29,112
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	115	157,389

		351,871
RETAIL — 2.07%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	50	63,371
6.13%, 09/15/39	100	131,965
6.25%, 06/01/27	180	234,361
CVS Pass-Through Trust
8.35%, 07/10/31[a]	123	163,780

Security	Principal (000s)	Value

Home Depot Inc. (The)
5.88%, 12/16/36	$132	$175,752
5.95%, 04/01/41 (Call 10/01/40)	160	219,048
Kohl’s Corp.
6.88%, 12/15/37	40	52,592
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	25	27,025
5.50%, 10/15/35	75	89,738
6.50%, 03/15/29	160	205,835
Macy’s Retail Holdings Inc.
5.13%, 01/15/42 (Call 07/15/41)	135	149,555
6.38%, 03/15/37	50	60,646
McDonald’s Corp.
6.30%, 10/15/37	100	145,292
6.30%, 03/01/38	100	145,717
Nordstrom Inc.
7.00%, 01/15/38	25	35,771
Target Corp.
6.35%, 11/01/32	190	255,283
7.00%, 01/15/38	200	297,692
Wal-Mart Stores Inc.
5.00%, 10/25/40	175	218,216
5.63%, 04/15/41	160	216,263
5.88%, 04/05/27	350	466,795
6.20%, 04/15/38	75	105,901
6.50%, 08/15/37	143	207,934
7.55%, 02/15/30	150	230,689

		3,899,221
SEMICONDUCTORS — 0.09%
Applied Materials Inc.
5.85%, 06/15/41	25	32,014
Intel Corp.
4.80%, 10/01/41	110	131,060

		163,074
SOFTWARE — 0.34%
Microsoft Corp.
5.20%, 06/01/39	85	111,421
5.30%, 02/08/41	97	129,615

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Oracle Corp.
5.38%, 07/15/40	$195	$249,993
6.50%, 04/15/38	110	156,805

		647,834
TELECOMMUNICATIONS — 3.53%
Alltel Corp.
7.88%, 07/01/32	100	158,900
America Movil SAB de CV
6.38%, 03/01/35	275	355,919
AT&T Corp.
8.00%, 11/15/31	425	657,548
AT&T Inc.
5.55%, 08/15/41	275	341,823
6.30%, 01/15/38	451	587,998
6.50%, 09/01/37	210	278,881
6.55%, 02/15/39	225	302,011
British Telecommunications PLC
9.63%, 12/15/30	241	386,806
Cisco Systems Inc.
5.90%, 02/15/39	274	365,168
Corning Inc.
4.75%, 03/15/42	125	135,522
Deutsche Telekom International Finance BV
8.75%, 06/15/30	313	461,286
France Telecom SA
5.38%, 01/13/42	165	191,452
8.50%, 03/01/31	46	68,497
Juniper Networks Inc.
5.95%, 03/15/41	40	45,232
New Cingular Wireless Services Inc.
8.75%, 03/01/31	160	255,284
Qwest Corp.
6.88%, 09/15/33 (Call 10/01/12)	100	100,755
Royal KPN NV
8.38%, 10/01/30	85	113,146
Telecom Italia Capital SA
6.38%, 11/15/33	100	84,500
7.72%, 06/04/38	96	89,520

Security	Principal (000s)	Value

Telefonica Europe BV
8.25%, 09/15/30	$152	$155,420
Verizon Communications Inc.
5.85%, 09/15/35	280	356,629
6.40%, 02/15/38	320	429,573
7.75%, 12/01/30	278	411,231
Vodafone Group PLC
6.15%, 02/27/37	75	100,490
7.88%, 02/15/30	135	202,062

		6,635,653
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
6.35%, 03/15/40	25	29,733
Mattel Inc.
5.45%, 11/01/41	85	96,478

		126,211
TRANSPORTATION — 1.00%
Burlington Northern Santa Fe Corp.
4.40%, 03/15/42 (Call 09/15/41)	50	52,558
5.75%, 05/01/40 (Call 11/01/39)	185	229,280
6.15%, 05/01/37	80	103,558
Canadian National Railway Co.
6.38%, 11/15/37	115	165,917
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	50	55,256
5.95%, 05/15/37	100	119,843
CSX Corp.
6.00%, 10/01/36	125	157,387
6.22%, 04/30/40	140	184,681
Norfolk Southern Corp.
2.90%, 02/15/23[a]	224	228,697
4.84%, 10/01/41	60	69,758
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	100	113,559
5.78%, 07/15/40	25	32,098
6.63%, 02/01/29	120	163,998

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	$125	$154,682
6.20%, 01/15/38	36	51,730

		1,883,002

TOTAL CORPORATE BONDS & NOTES
(Cost: $70,233,612)		73,915,572
FOREIGN AGENCY OBLIGATIONS[d] — 1.14%

CANADA — 0.46%
British Columbia (Province of)
6.50%, 01/15/26	115	165,466
Hydro-Quebec
8.05%, 07/07/24	225	335,425
Quebec (Province of)
7.13%, 02/09/24	80	113,033
7.50%, 09/15/29	155	241,379

		855,303
CHILE — 0.11%
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[a]	200	201,786

		201,786
ITALY — 0.04%
Region of Lombardy
5.80%, 10/25/32	110	84,511

		84,511
MEXICO — 0.24%
Pemex Project Funding Master Trust
6.63%, 06/15/35	190	236,075
Petroleos Mexicanos
6.50%, 06/02/41[a]	180	222,300

		458,375
PHILIPPINES — 0.07%
Asian Development Bank
5.82%, 06/16/28	100	135,810

		135,810

Security	Principal (000s)	Value

SOUTH KOREA — 0.14%
Korea Gas Corp.
6.25%, 01/20/42[a]	$200	$258,009

		258,009
SUPRANATIONAL — 0.08%
Inter-American Development Bank
3.88%, 10/28/41	130	146,506

		146,506

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,073,717)		2,140,300
FOREIGN GOVERNMENT OBLIGATIONS[d] — 4.50%

BRAZIL — 0.96%
Brazil (Federative Republic of)
7.13%, 01/20/37	225	342,000
8.25%, 01/20/34	320	531,200
8.88%, 04/15/24	368	586,960
10.13%, 05/15/27	150	267,000
11.00%, 08/17/40 (Call 08/17/15)	62	79,360

		1,806,520
COLOMBIA — 0.25%
Colombia (Republic of)
8.13%, 05/21/24	310	465,000

		465,000
INDONESIA — 0.33%
Indonesia (Republic of)
8.50%, 10/12/35[a]	400	616,000

		616,000
ISRAEL — 0.11%
Israel (State of)
4.00%, 06/30/22	200	209,500

		209,500
ITALY — 0.19%
Italy (Republic of)
5.38%, 06/15/33	284	256,310
6.88%, 09/27/23	90	94,251

		350,561

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

MEXICO — 0.71%
United Mexican States
4.75%, 03/08/44	$328	$367,360
6.05%, 01/11/40	254	338,455
8.30%, 08/15/31	390	629,850

		1,335,665
PANAMA — 0.26%
Panama (Republic of)
6.70%, 01/26/36	200	285,200
9.38%, 04/01/29	120	206,400

		491,600
PERU — 0.36%
Peru (Republic of)
5.63%, 11/18/50	170	218,025
8.75%, 11/21/33	262	450,640

		668,665
QATAR — 0.13%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	250,000

		250,000
RUSSIA — 1.08%
Russian Federation (The)
7.50%, 03/31/30[a,c]	817	1,019,301
12.75%, 06/24/28[a]	530	1,013,625

		2,032,926
SOUTH AFRICA — 0.12%
South Africa (Republic of)
4.67%, 01/17/24	200	224,750

		224,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $7,968,226)		8,451,187

MUNICIPAL DEBT OBLIGATIONS — 5.16%

CALIFORNIA — 1.87%
Alameda County Joint Powers Authority RB Lease Abatement BAB
7.05%, 12/01/44	100	129,165

Security	Principal (000s)	Value

Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	$30	$42,740
Series S1
6.79%, 04/01/30	125	160,736
7.04%, 04/01/50	100	147,894
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	100	113,513
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	120	164,062
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	50	68,094
Los Angeles Community College District GO BAB
6.75%, 08/01/49	20	28,322
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	150	220,102
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	50	74,365
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	210	254,560
5.76%, 07/01/29	50	59,686
6.76%, 07/01/34	25	33,542
Metropolitan Water District of Southern California RB Water Revenue BAB
Series A
6.95%, 07/01/40 (Call 07/01/20)	50	61,687

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	$20	$25,279
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	75	102,255
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	25	34,320
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	70	86,917
6.95%, 11/01/50	50	71,660
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	105	130,326
State of California GO BAB
7.50%, 04/01/34	275	358,289
7.55%, 04/01/39	95	127,195
7.63%, 03/01/40	625	840,656
University of California Regents RB College & University Revenue BAB
6.27%, 05/15/31 (Call 05/15/19)	100	115,517
University of California Regents RB Medical Center Pooled Revenue
6.55%, 05/15/48	50	67,387

		3,518,269
COLORADO — 0.07%
Denver City & County School District No. 1 GO BAB
Series C
5.66%, 12/01/33 (SAW)	100	126,851

		126,851
CONNECTICUT — 0.09%
State of Connecticut GO
Series A
5.85%, 03/15/32	35	44,694

Security	Principal (000s)	Value

State of Connecticut GO BAB
5.63%, 12/01/29	$100	$123,322

		168,016
DISTRICT OF COLUMBIA — 0.07%
District of Columbia RB Income Tax Revenue BAB
Series E
5.59%, 12/01/34	100	127,155

		127,155
GEORGIA — 0.11%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	25	29,251
Project M, Series 2010A
6.66%, 04/01/57	160	184,902

		214,153
ILLINOIS — 0.56%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	75	91,604
Series B
6.90%, 12/01/40	100	122,139
Chicago Transit Authority RB Sales Tax Revenue BAB
Series B
6.20%, 12/01/40	50	57,388
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	50	65,584
State of Illinois GO
4.95%, 06/01/23	100	102,848
5.10%, 06/01/33	630	609,153
State of Illinois GO BAB
6.63%, 02/01/35	10	11,120

		1,059,836

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

MASSACHUSETTS — 0.08%
Commonwealth of Massachusetts GO BAB
Series E
5.46%, 12/01/39	$50	$63,776
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	20	22,460
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	50	65,725

		151,961
MISSOURI — 0.04%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	50	69,241

		69,241
NEW JERSEY — 0.42%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	150	190,803
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	175	257,115
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	75	113,875
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
6.56%, 12/15/40	175	237,414

		799,207
NEW YORK — 0.79%
City of New York GO BAB
5.21%, 10/01/31	130	152,587
6.27%, 12/01/37	50	67,382

Security	Principal (000s)	Value

Metropolitan Transportation Authority RB Transit Revenue BAB
5.87%, 11/15/39	$50	$60,484
7.34%, 11/15/39	80	120,898
Series E
6.81%, 11/15/40	25	33,919
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	30	40,403
6.01%, 06/15/42	100	139,416
Series DD
5.95%, 06/15/42	50	69,250
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	100	122,080
5.77%, 08/01/36	50	62,708
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100	126,089
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	50	62,193
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.65%, 11/01/40 (GOI)	235	298,925
State of New York GO BAB
5.97%, 03/01/36	100	130,504

		1,486,838
OHIO — 0.25%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	100	138,149
7.83%, 02/15/41	75	107,316
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	155	187,801

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	$30	$34,419

		467,685
OREGON — 0.07%
State of Oregon GO
5.89%, 06/01/27	100	127,206

		127,206
PENNSYLVANIA — 0.08%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	75	87,551
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/49	50	61,902

		149,453
SOUTH CAROLINA — 0.04%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series C
6.45%, 01/01/50	50	70,823

		70,823
TEXAS — 0.45%
City Public Service Board of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	130	170,433
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	50	69,909
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	65,713
North Texas Tollway Authority RB Highway Revenue Tolls BAB
8.91%, 02/01/30 (Call 02/01/20)	75	88,006

Security	Principal (000s)	Value

State of Texas GO BAB
5.52%, 04/01/39	$50	$66,791
Series A
4.63%, 04/01/33	100	117,181
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	100	122,875
5.18%, 04/01/30	25	30,953
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	100	121,526

		853,387
UTAH — 0.03%
State of Utah GO BAB
Series D
4.55%, 07/01/24	50	59,564

		59,564
VIRGINIA — 0.07%
Virginia Commonwealth Transportation Board RB Transit Revenue
5.35%, 05/15/35 (SAP)	100	123,883

		123,883
WASHINGTON — 0.07%
State of Washington GO BAB
5.14%, 08/01/40	50	61,367
Series D
5.48%, 08/01/39	50	64,815

		126,182

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $9,310,450)		9,699,710

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 48.62%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.98%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,127	1,722,132
6.75%, 03/15/31	875	1,381,496

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2012

Security	Principal (000s)	Value

Federal National Mortgage Association
5.63%, 07/15/37	$86	$125,382
6.63%, 11/15/30	672	1,042,318
7.25%, 05/15/30	708	1,154,188
Tennessee Valley Authority
7.13%, 05/01/30	110	173,809

		5,599,325
U.S. GOVERNMENT OBLIGATIONS — 45.64%
U.S. Treasury Bonds
3.13%, 11/15/41	4,800	5,260,502
3.13%, 02/15/42	5,050	5,528,962
3.50%, 02/15/39	5,390	6,353,462
3.75%, 08/15/41	4,940	6,069,254
3.88%, 08/15/40	1,990	2,497,140
4.25%, 05/15/39	440	584,856
4.25%, 11/15/40	5,820	7,757,880
4.38%, 02/15/38	755	1,018,660
4.38%, 11/15/39	1,365	1,851,068
4.38%, 05/15/40	1,770	2,403,051
4.38%, 05/15/41	1,650	2,244,257
4.50%, 02/15/36	2,745	3,745,638
4.50%, 05/15/38	1,160	1,595,362
4.50%, 08/15/39	1,300	1,795,015
4.63%, 02/15/40	1,870	2,633,194
4.75%, 02/15/37	1,572	2,227,328
4.75%, 02/15/41	3,280	4,717,050
5.00%, 05/15/37	1,705	2,499,690
5.25%, 11/15/28	144	204,840
5.25%, 02/15/29	488	695,705
5.38%, 02/15/31	293	431,626
5.50%, 08/15/28	920	1,338,025
6.00%, 02/15/26	2,435	3,605,322
6.13%, 11/15/27	945	1,442,897
6.13%, 08/15/29	1,135	1,770,777
6.25%, 08/15/23	1,050	1,536,117
6.25%, 05/15/30	1,082	1,724,775
6.38%, 08/15/27	158	245,838
6.50%, 11/15/26	775	1,206,821
6.63%, 02/15/27	480	757,500
6.75%, 08/15/26	25	39,598
6.88%, 08/15/25	1,119	1,763,475

Security	Principal (000s) or Shares	Value

7.13%, 02/15/23	$880	$1,353,413
7.25%, 08/15/22	178	273,341
7.50%, 11/15/24	1,670	2,720,013
7.63%, 02/15/25	2,380	3,925,884

		85,818,336

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $88,183,688)		91,417,661
SHORT-TERM INVESTMENTS — 1.59%

MONEY MARKET FUNDS — 1.59%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	2,985,249	2,985,249

		2,985,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,985,249)		2,985,249

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $180,754,942)		188,609,679
Other Assets, Less Liabilities — (0.32)%		(601,019)

NET ASSETS — 100.00%		$188,008,660

BAB  —   Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 0.97%

DIVERSIFIED FINANCIAL SERVICES — 0.97%
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	$1,000	$1,073,220
4.38%, 03/15/19	250	296,964
4.95%, 11/15/15	1,996	2,268,207

		3,638,391

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,529,144)		3,638,391

FOREIGN GOVERNMENT OBLIGATIONS[a] — 1.12%

ISRAEL — 1.12%
Israel (State of)
5.50%, 09/18/23	2,078	2,762,079
5.50%, 12/04/23	487	648,008
5.50%, 04/26/24	600	795,561

		4,205,648

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,706,969)		4,205,648

U.S. GOVERNMENT AGENCY OBLIGATIONS — 96.70%
Federal Farm Credit Banks Funding Corp.
0.95%, 12/12/16 (Call 09/12/12)	3,000	2,999,310
4.88%, 01/27/20	250	311,012
5.15%, 11/15/19	3,889	4,884,878
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	350	399,678
Federal Home Loan Banks
0.88%, 12/27/13	510	514,057
1.00%, 06/09/17	3,000	3,021,290
1.38%, 05/28/14	11,580	11,801,855
2.50%, 06/13/14[b]	3,000	3,118,455
2.75%, 12/12/14[b]	1,830	1,928,398
2.75%, 06/08/18	100	109,154

Security	Principal (000s)	Value

3.13%, 12/13/13	$2,430	$2,518,295
3.13%, 03/11/16	4,860	5,296,155
3.13%, 12/08/17	385	425,900
3.63%, 10/18/13	11,735	12,177,467
4.00%, 09/06/13	10,015	10,391,601
4.50%, 09/13/19	1,500	1,802,837
4.88%, 12/13/13	3,790	4,012,070
5.25%, 09/13/13	1,780	1,870,990
5.25%, 12/11/20	1,500	1,912,168
5.38%, 08/15/18	1,385	1,723,298
5.38%, 05/15/19[b]	485	608,142
5.50%, 08/13/14[b]	2,500	2,753,727
5.50%, 07/15/36	2,630	3,682,748
5.75%, 06/12/26	1,000	1,350,186
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,764	2,367,991
0.38%, 10/15/13[b]	6,500	6,509,551
0.38%, 11/27/13	16,400	16,422,493
0.38%, 04/28/14	250	250,387
0.50%, 10/15/13	14,200	14,237,399
0.50%, 10/18/13 (Call 10/18/12)	2,000	2,000,434
0.50%, 04/17/15[b]	25,670	25,780,651
0.63%, 12/29/14[b]	2,500	2,518,243
0.75%, 10/17/14 (Call 10/17/12)	100	100,048
0.88%, 10/28/13[b]	2,000	2,014,046
1.00%, 08/20/14	16,580	16,807,411
1.25%, 05/12/17	114	116,757
1.25%, 08/01/19	4,410	4,414,500
1.38%, 02/25/14	275	279,536
1.70%, 11/02/16 (Call 11/02/12)	4,000	4,008,880
2.00%, 08/25/16[b]	1,600	1,689,055
2.50%, 04/23/14	1,041	1,079,071
2.50%, 05/27/16[b]	985	1,056,806
3.00%, 07/28/14[b]	1,500	1,577,666
3.75%, 03/27/19	300	349,666
4.38%, 07/17/15[b]	7,278	8,111,381
4.75%, 11/17/15	889	1,011,759
4.88%, 11/15/13[b]	3,000	3,165,443

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.88%, 06/13/18	$1,164	$1,419,980
5.00%, 01/30/14	1,080	1,151,908
5.00%, 07/15/14	4,000	4,352,607
5.13%, 10/18/16	1,000	1,184,525
6.25%, 07/15/32	132	201,449
6.75%, 03/15/31	811	1,278,716
Federal National Mortgage Association
0.00%, 06/01/17	12,947	12,303,100
0.00%, 02/01/19	1,000	868,062
0.00%, 05/15/30	340	189,121
0.70%, 04/30/15 (Call 04/30/13)	4,000	4,006,880
0.70%, 06/26/15 (Call 12/26/12)	20,000	20,011,400
0.75%, 12/19/14[b]	2,000	2,020,296
0.88%, 08/28/14	2,500	2,528,932
0.88%, 08/28/17	15,925	16,003,278
1.00%, 09/20/13 (Call 09/20/12)	4,278	4,278,161
1.05%, 09/03/13	4,000	4,031,718
1.05%, 09/14/15 (Call 09/14/12)	2,000	2,036,429
1.13%, 10/08/13	973	982,159
1.13%, 06/27/14	889	902,612
1.13%, 04/27/17	250	254,950
1.25%, 02/27/14	167	169,457
1.25%, 01/30/17	5,000	5,129,468
1.38%, 11/15/16[b]	2,500	2,579,608
1.63%, 10/26/15[b]	1,506	1,563,359
2.25%, 03/15/16	19,685	20,909,543
2.38%, 04/11/16	1,942	2,072,510
2.63%, 11/20/14[b]	2,188	2,300,604
2.75%, 03/13/14	10,000	10,380,059
3.00%, 09/16/14	17	17,941
4.38%, 10/15/15[b]	5,337	5,992,377
4.63%, 05/01/13	1,000	1,028,514
4.63%, 10/15/13	1,000	1,048,482
5.00%, 02/13/17	517	615,139
5.00%, 05/11/17	662	792,876
5.38%, 07/15/16[b]	1,857	2,198,724

Security	Principal (000s) or Shares	Value

5.38%, 06/12/17	$1,256	$1,528,838
5.63%, 07/15/37	91	133,103
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,353,899
6.21%, 08/06/38	737	1,117,457
6.63%, 11/15/30	217	336,898
7.13%, 01/15/30[b]	325	522,258
7.25%, 05/15/30[b]	6,495	10,600,703
Financing Corp. (The)
0.00%, 11/02/18	1,000	914,691
9.40%, 02/08/18	465	667,148
10.35%, 08/03/18	2,605	3,960,746
10.70%, 10/06/17	780	1,151,299
Tennessee Valley Authority
4.50%, 04/01/18	1,216	1,451,226
4.63%, 09/15/60	511	635,917
5.25%, 09/15/39[b]	1,750	2,325,917
5.50%, 07/18/17[b]	1,000	1,224,133
5.88%, 04/01/36[b]	1,750	2,485,687
6.75%, 11/01/25	487	720,492

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $354,942,045)		363,418,201

SHORT-TERM INVESTMENTS — 21.54%

MONEY MARKET FUNDS — 21.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	64,792,363	64,792,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	5,800,195	5,800,195
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	10,353,970	10,353,970

		80,946,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,946,528)		80,946,528

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 120.33%
(Cost: $443,124,686)	$452,208,768
Other Assets, Less Liabilities — (20.33)%	(76,406,994)

NET ASSETS — 100.00%	$375,801,774

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.47%

MORTGAGE-BACKED SECURITIES — 99.47%
Federal Home Loan Mortgage Corp.
2.65%, 01/01/42[a]	$16,579	$17,359,739
2.96%, 09/01/41[a]	12,198	12,784,984
3.00%, 11/01/40[a]	8,391	8,770,113
3.00%, 05/01/42[a]	3,874	4,077,437
3.00%, 01/01/27	17,512	18,402,947
3.00%, 03/01/27	14,943	15,720,160
3.00%, 05/01/27	24,395	25,662,770
3.00%, 06/01/27	32,690	34,389,552
3.00%, 09/01/27[b]	4,422	4,646,555
3.15%, 11/01/40[a]	4,858	5,093,506
3.26%, 08/01/41[a]	1,861	1,959,917
3.34%, 07/01/41[a]	803	847,030
3.35%, 11/01/40[a]	5,885	6,200,814
3.46%, 11/01/41[a]	17,659	18,691,460
3.50%, 11/01/25	20,628	21,816,845
3.50%, 03/01/26	11,206	11,862,938
3.50%, 06/01/26	5,014	5,308,006
3.50%, 08/01/26	5,457	5,776,914
3.50%, 09/01/27[b]	1,129	1,194,270
3.50%, 03/01/32	18,971	20,265,221
3.50%, 08/01/32	18,000	19,228,108
3.50%, 02/01/42	20,361	21,568,113
3.50%, 03/01/42	7,802	8,264,722
3.50%, 06/01/42	34,821	36,885,333
3.50%, 09/01/42[b]	52,270	55,316,361
4.00%, 05/01/25	14,971	15,945,441
4.00%, 10/01/25	11,238	11,969,898
4.00%, 02/01/26	8,944	9,532,357
4.00%, 05/01/26	14,486	15,438,831
4.00%, 09/01/27[b]	17,424	18,559,283
4.00%, 01/01/41	32,646	34,950,855
4.00%, 02/01/41	19,106	20,454,698
4.00%, 03/01/41	12,839	13,744,976
4.00%, 09/01/41	21,181	22,675,915
4.00%, 11/01/41	7,840	8,393,708
4.00%, 12/01/41	4,719	5,052,064

Security	Principal (000s)	Value

4.00%, 01/01/42	$14,072	$15,065,508
4.00%, 02/01/42	30,134	32,430,768
4.00%, 03/01/42	14,144	15,222,390
4.00%, 06/01/42	17,625	18,968,505
4.00%, 09/01/42[b]	16,793	17,960,638
4.23%, 12/01/38[a]	6,383	6,843,467
4.50%, 04/01/22	7,190	7,759,421
4.50%, 05/01/23	11,090	11,942,448
4.50%, 07/01/24	5,970	6,443,336
4.50%, 08/01/24	1,953	2,108,607
4.50%, 09/01/24	3,251	3,508,861
4.50%, 10/01/24	5,014	5,411,958
4.50%, 09/01/27[b]	7,364	7,903,643
4.50%, 08/01/30	11,941	12,913,963
4.50%, 03/01/39	34,682	37,287,141
4.50%, 05/01/39	33,032	35,513,156
4.50%, 06/01/39	19,202	20,644,315
4.50%, 09/01/39	3,764	4,046,207
4.50%, 10/01/39	70,203	75,475,129
4.50%, 11/01/39	3,312	3,561,078
4.50%, 12/01/39	8,611	9,258,261
4.50%, 01/01/40	3,861	4,154,616
4.50%, 08/01/40	12,172	13,110,812
4.50%, 11/01/40	24,745	26,653,396
4.50%, 02/01/41	24,840	26,801,416
4.50%, 05/01/41	20,689	22,285,202
4.50%, 08/01/41	8,519	9,191,082
4.50%, 09/01/42[b]	10,240	11,016,000
5.00%, 11/01/18	3,432	3,727,944
5.00%, 08/01/19	5,357	5,818,296
5.00%, 12/01/24	10,690	11,619,301
5.00%, 08/01/25	7,653	8,366,923
5.00%, 06/01/26	10,342	11,234,896
5.00%, 09/01/27[b]	4,040	4,362,569
5.00%, 06/01/33	2,933	3,190,233
5.00%, 12/01/33	12,654	13,765,766
5.00%, 07/01/35	39,884	43,288,520
5.00%, 01/01/36	8,220	8,915,336
5.00%, 01/01/37	8,229	8,925,605
5.00%, 02/01/37	6,793	7,367,753
5.00%, 02/01/38	10,050	10,900,000

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2012

Security	Principal (000s)	Value

5.00%, 03/01/38	$34,734	$37,576,584
5.00%, 12/01/38	7,947	8,598,271
5.00%, 01/01/40	2,576	2,797,668
5.00%, 04/01/40	3,226	3,526,762
5.00%, 07/01/40	1,722	1,882,586
5.00%, 08/01/40	22,107	24,166,825
5.00%, 09/01/40	12,038	13,160,131
5.00%, 08/01/41	15,330	16,783,193
5.00%, 09/01/42[b]	13,560	14,702,006
5.16%, 12/01/33[a]	427	460,638
5.50%, 10/01/23	16,534	18,017,418
5.50%, 09/01/27[b]	1,296	1,383,278
5.50%, 02/01/34	9,128	10,039,348
5.50%, 01/01/35	14,214	15,613,076
5.50%, 02/01/35	5,030	5,524,752
5.50%, 05/01/35	8,154	8,933,548
5.50%, 06/01/35	22,337	24,471,232
5.50%, 05/01/36	7,881	8,593,561
5.50%, 07/01/36	15,747	17,170,275
5.50%, 04/01/38	16,661	18,164,899
5.50%, 05/01/38	6,554	7,145,802
5.50%, 01/01/39	20,583	22,609,742
5.50%, 09/01/39	9,146	10,099,310
5.50%, 11/01/39	22,386	24,410,044
5.50%, 09/01/42[b]	10,315	11,262,691
6.00%, 09/01/36	7,256	7,952,273
6.00%, 10/01/36	4,555	5,070,732
6.00%, 02/01/37	5,084	5,571,518
6.00%, 11/01/37	24,811	27,197,037
6.00%, 09/01/38	23,344	25,587,419
6.00%, 09/01/42[b]	28,013	30,748,645
Federal National Mortgage Association
2.46%, 02/01/42[a]	14,855	15,529,528
2.50%, 09/01/27[b]	25,000	25,968,750
2.52%, 08/01/42[a]	19,949	20,874,457
2.76%, 08/01/41[a]	2,704	2,829,798
2.88%, 10/01/41[a]	12,536	13,153,430
3.00%, 01/01/27	23,461	24,749,255
3.00%, 06/01/27	14,459	15,269,187
3.00%, 07/01/27	11,129	11,753,170

Security	Principal (000s)	Value

3.00%, 09/01/27[b]	$54,455	$57,441,516
3.00%, 09/01/42[b]	32,000	33,195,000
3.30%, 09/01/41[a]	1,154	1,218,844
3.50%, 01/01/26	10,094	10,739,951
3.50%, 02/01/26	16,653	17,718,006
3.50%, 04/01/26	2,770	2,947,666
3.50%, 07/01/26	15,074	16,038,716
3.50%, 08/01/26	8,192	8,716,066
3.50%, 09/01/26	2,834	3,012,896
3.50%, 10/01/26	11,459	12,192,416
3.50%, 02/01/27	17,800	18,998,494
3.50%, 05/01/27	14,985	15,993,631
3.50%, 01/01/32	10,764	11,486,779
3.50%, 02/01/32	14,538	15,513,817
3.50%, 06/01/32	3,644	3,892,790
3.50%, 08/01/32	7,261	7,755,834
3.50%, 09/01/40	5,245	5,559,496
3.50%, 11/01/40	6,111	6,478,414
3.50%, 12/01/40	4,075	4,320,165
3.50%, 03/01/41	16,566	17,559,419
3.50%, 12/01/41	13,939	14,773,751
3.50%, 01/01/42	5,126	5,432,632
3.50%, 03/01/42	59,133	62,747,154
3.50%, 06/01/42	40,684	43,170,718
3.50%, 09/01/42[b]	94,963	100,675,618
3.61%, 05/01/40[a]	17,622	18,633,656
4.00%, 03/01/24	10,292	11,006,354
4.00%, 10/01/25	21,909	23,441,278
4.00%, 11/01/25	11,616	12,421,516
4.00%, 03/01/26	6,216	6,659,558
4.00%, 06/01/26	31,344	33,578,290
4.00%, 09/01/26	13,295	14,242,360
4.00%, 09/01/27[b]	7,957	8,516,477
4.00%, 12/01/30	7,878	8,506,566
4.00%, 01/01/31	4,332	4,682,110
4.00%, 02/01/31	4,079	4,408,355
4.00%, 10/01/31	10,674	11,535,905
4.00%, 02/01/32	22,349	24,154,198
4.00%, 12/01/39	13,839	14,820,602
4.00%, 07/01/40	18,454	19,762,687
4.00%, 09/01/40	17,915	19,201,327

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2012

Security	Principal (000s)	Value

4.00%, 12/01/40	$45,335	$48,588,813
4.00%, 01/01/41	18,331	19,646,957
4.00%, 09/01/41	12,448	13,347,821
4.00%, 10/01/41	14,083	15,101,747
4.00%, 11/01/41	34,943	37,470,383
4.00%, 12/01/41	35,433	37,995,308
4.00%, 01/01/42	22,825	24,620,660
4.00%, 02/01/42	36,065	38,902,083
4.00%, 03/01/42	40,165	43,324,903
4.00%, 09/01/42[b]	58,029	62,208,901
4.50%, 09/01/18	5,985	6,459,989
4.50%, 04/01/19	3,300	3,562,080
4.50%, 11/01/22	7,189	7,758,348
4.50%, 06/01/23	1,976	2,133,201
4.50%, 03/01/24	2,005	2,163,983
4.50%, 10/01/24	8,175	8,831,736
4.50%, 02/01/25	9,218	9,982,867
4.50%, 04/01/25	9,951	10,777,262
4.50%, 06/01/25	9,597	10,392,986
4.50%, 09/01/27[b]	14,190	15,318,548
4.50%, 08/01/31	15,527	16,958,062
4.50%, 03/01/36	12,483	13,490,728
4.50%, 05/01/39	12,538	13,546,614
4.50%, 09/01/39	30,209	32,640,029
4.50%, 12/01/39	6,336	6,845,598
4.50%, 08/01/40	43,167	46,736,965
4.50%, 09/01/40	21,521	23,300,378
4.50%, 01/01/41	28,549	30,910,279
4.50%, 04/01/41	44,374	48,081,230
4.50%, 05/01/41	58,425	63,285,886
4.50%, 06/01/41	15,788	17,125,131
4.50%, 07/01/41	34,253	37,154,095
4.50%, 08/01/41	20,703	22,457,061
4.50%, 09/01/41	52,443	56,885,475
4.50%, 09/01/42[b]	23,900	25,845,609
4.75%, 04/01/38[a]	5,190	5,576,275
4.98%, 12/01/38[a]	6,246	6,718,246
5.00%, 08/01/20	8,222	8,913,205
5.00%, 07/01/23	11,591	12,586,780
5.00%, 12/01/23	6,693	7,262,578
5.00%, 09/01/27[b]	5,325	5,775,961

Security	Principal (000s)	Value

5.00%, 06/01/28	$13,027	$14,192,860
5.00%, 11/01/33	20,130	22,026,653
5.00%, 04/01/35	10,030	10,964,590
5.00%, 07/01/35	22,310	24,389,499
5.00%, 02/01/36	14,938	16,298,663
5.00%, 03/01/36	31,406	34,266,597
5.00%, 03/01/39	6,777	7,410,390
5.00%, 06/01/39	24,277	26,440,842
5.00%, 07/01/40	9,793	10,766,416
5.00%, 03/01/41	14,831	16,325,516
5.00%, 04/01/41	28,937	31,811,960
5.00%, 05/01/41	72,818	80,157,454
5.00%, 06/01/41	6,679	7,352,106
5.00%, 08/01/41	7,878	8,672,097
5.00%, 09/01/42[b]	33,555	36,637,866
5.50%, 12/01/19	7,855	8,547,226
5.50%, 01/01/24	10,683	11,628,943
5.50%, 09/01/27[b]	7,751	8,411,046
5.50%, 02/01/30	5,477	5,999,226
5.50%, 05/01/33	8,293	9,158,990
5.50%, 11/01/33	15,798	17,447,949
5.50%, 09/01/34	11,638	12,838,899
5.50%, 04/01/36	25,696	28,302,412
5.50%, 05/01/36	5,472	5,989,342
5.50%, 05/01/37	17,692	19,363,388
5.50%, 08/01/37	32,312	35,589,159
5.50%, 03/01/38	24,147	26,425,230
5.50%, 06/01/38	8,012	8,767,678
5.50%, 07/01/38	12,078	13,217,516
5.50%, 11/01/38	45,626	50,258,037
5.50%, 07/01/40	22,782	24,935,007
5.50%, 09/01/42[b]	16,967	18,610,678
6.00%, 01/01/25	9,813	10,746,029
6.00%, 03/01/34	10,474	11,674,085
6.00%, 05/01/34	1,539	1,713,857
6.00%, 08/01/34	3,582	3,990,537
6.00%, 11/01/34	1,250	1,392,211
6.00%, 06/01/36	8,178	9,057,952
6.00%, 08/01/36	10,380	11,414,033
6.00%, 09/01/36	21,359	23,486,974
6.00%, 08/01/37	20,412	22,445,635

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2012

Security	Principal (000s)	Value

6.00%, 03/01/38	$5,885	$6,471,307
6.00%, 05/01/38	15,824	17,401,221
6.00%, 08/01/38	783	860,642
6.00%, 09/01/38	29,319	32,234,568
6.00%, 06/01/39	32,124	35,777,242
6.00%, 10/01/39	3,016	3,316,723
6.00%, 09/01/42[b]	46,396	51,108,094
6.50%, 08/01/36	460	516,708
6.50%, 09/01/36	2,927	3,285,611
6.50%, 10/01/36	455	511,068
6.50%, 12/01/36	464	520,524
6.50%, 07/01/37	726	814,962
6.50%, 08/01/37	22,365	25,103,958
6.50%, 10/01/37	1,399	1,570,578
6.50%, 11/01/37	363	407,498
6.50%, 12/01/37	10,686	11,996,047
6.50%, 06/01/38	430	483,004
6.50%, 10/01/39	23,891	26,817,249
6.50%, 05/01/40	18,397	20,650,567
7.00%, 04/01/37	6,730	7,669,943
Government National Mortgage Association
3.00%, 07/15/27	21,637	23,116,124
3.50%, 12/15/41	16,801	18,205,559
3.50%, 02/20/42	23,508	25,453,163
3.50%, 04/20/42	38,533	41,721,928
3.50%, 09/01/42[b]	94,999	102,712,037
4.00%, 09/20/40	18,657	20,545,675
4.00%, 01/20/41	8,728	9,585,257
4.00%, 02/15/41	21,272	23,343,863
4.00%, 07/15/41	13,059	14,331,226
4.00%, 09/20/41	13,555	14,887,572
4.00%, 12/15/41	5,373	5,896,038
4.00%, 12/20/41	58,682	64,449,195
4.00%, 01/20/42	26,261	28,841,761
4.00%, 02/15/42	3,410	3,744,903
4.00%, 03/15/42	18,032	19,803,437
4.00%, 04/15/42	19,787	21,730,583
4.00%, 09/01/42[b]	31,200	34,234,696
4.50%, 03/15/39	13,533	14,895,798
4.50%, 04/15/39	4,367	4,806,586

Security	Principal (000s)	Value

4.50%, 05/15/39	$32,701	$35,993,177
4.50%, 08/15/39	13,828	15,220,438
4.50%, 11/20/39	6,002	6,656,139
4.50%, 01/20/40	6,355	7,073,000
4.50%, 06/15/40	24,961	27,635,443
4.50%, 07/15/40	30,439	33,700,326
4.50%, 08/15/40	11,324	12,537,114
4.50%, 08/20/40	11,059	12,308,259
4.50%, 09/15/40	15,428	17,080,961
4.50%, 10/20/40	24,710	27,501,029
4.50%, 04/20/41	27,817	30,828,621
4.50%, 06/20/41	35,574	39,424,454
4.50%, 09/20/41	16,696	18,503,517
4.50%, 11/20/41	17,005	18,845,337
4.50%, 12/20/41	33,075	36,655,294
4.50%, 09/01/42[b]	27,759	30,553,657
5.00%, 05/20/33	1,725	1,930,840
5.00%, 07/20/35	8,807	9,829,657
5.00%, 12/15/36	31,336	34,915,117
5.00%, 01/15/39	20,133	22,252,132
5.00%, 07/15/39	42,154	46,769,048
5.00%, 10/20/39	12,335	13,737,720
5.00%, 05/15/40	9,121	10,119,356
5.00%, 07/20/40	41,116	45,899,455
5.00%, 08/20/40	11,519	12,858,784
5.00%, 11/20/41	32,959	36,793,277
5.00%, 09/01/42[b]	14,715	16,299,512
5.50%, 11/20/34	8,908	10,001,999
5.50%, 03/15/36	6,830	7,670,311
5.50%, 03/20/36	2,352	2,630,781
5.50%, 07/20/36	3,739	4,181,196
5.50%, 06/20/38	16,872	18,816,606
5.50%, 10/15/38	13,384	14,920,701
5.50%, 03/20/39	8,662	9,699,996
5.50%, 12/15/39	2,943	3,281,413
5.50%, 01/15/40	18,209	20,339,548
5.50%, 09/01/42[b]	7,095	7,919,794
6.00%, 03/15/37	15,390	17,334,381
6.00%, 09/20/38	27,453	30,902,369
6.00%, 12/15/38	6,736	7,585,817
6.00%, 11/15/39	3,679	4,143,355

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2012

Security	Principal (000s) or Shares	Value

6.00%, 09/01/42[b]	$9,135	$10,285,439
6.50%, 10/20/38	8,839	10,202,347

		5,667,747,115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $5,560,382,845)		5,667,747,115

SHORT-TERM INVESTMENTS — 13.85%

MONEY MARKET FUNDS — 13.85%
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d]	788,889,601	788,889,601
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	100,000	100,000

		788,989,601

TOTAL SHORT-TERM INVESTMENTS
(Cost: $788,989,601)		788,989,601

TOTAL INVESTMENTS IN SECURITIES — 113.32%
(Cost: $6,349,372,446)		6,456,736,716
Other Assets, Less Liabilities — (13.32)%		(758,856,306)

NET ASSETS — 100.00%		$5,697,880,410

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2012

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$825,974,525	$159,181,044	$177,769,693
Affiliated (Note 2)	168,828,254	33,810,653	2,985,249

Total cost of investments	$994,802,779	$192,991,697	$180,754,942

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$870,291,808	$172,119,030	$185,624,430
Affiliated (Note 2)	168,838,240	33,810,653	2,985,249

Total fair value of investments	1,039,130,048	205,929,683	188,609,679
Cash	74,374	—	2,640
Receivables:
Investment securities sold	9,106,636	672,719	—
Interest	6,689,572	1,309,211	1,748,574
Capital shares sold	150,952	—	—

Total Assets	1,055,151,582	207,911,613	190,360,893

LIABILITIES
Payables:
Investment securities purchased	10,167,761	2,930,111	2,320,819
Collateral for securities on loan (Note 5)	165,595,358	30,950,896	—
Investment advisory fees (Note 2)	147,141	29,371	31,414

Total Liabilities	175,910,260	33,910,378	2,352,233

NET ASSETS	$879,241,322	$174,001,235	$188,008,660

Net assets consist of:
Paid-in capital	$833,815,722	$160,979,766	$179,724,084
Undistributed net investment income	1,401,213	327,372	447,406
Accumulated net realized loss	(302,882)	(243,889)	(17,567)
Net unrealized appreciation	44,327,269	12,937,986	7,854,737

NET ASSETS	$879,241,322	$174,001,235	$188,008,660

Shares outstanding[b]	7,800,000	1,500,000	2,900,000

Net asset value per share	$112.72	$116.00	$64.83

[a]	Securities on loan with values of $162,180,239, $30,341,840 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2012

	iShares Barclays Agency Bond Fund	iShares Barclays MBS Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$362,178,158	$5,560,382,845
Affiliated (Note 2)	80,946,528	788,989,601

Total cost of investments	$443,124,686	$6,349,372,446

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$371,262,240	$5,667,747,115
Affiliated (Note 2)	80,946,528	788,989,601

Total fair value of investments	452,208,768	6,456,736,716
Receivables:
Investment securities sold	—	56,411,663
Interest	2,264,796	18,414,262
Capital shares sold	—	54,446,813

Total Assets	454,473,564	6,586,009,454

LIABILITIES
Payables:
Investment securities purchased	8,015,463	886,947,687
Collateral for securities on loan (Note 5)	70,592,558	—
Investment advisory fees (Note 2)	63,769	1,181,357

Total Liabilities	78,671,790	888,129,044

NET ASSETS	$375,801,774	$5,697,880,410

Net assets consist of:
Paid-in capital	$362,598,933	$5,568,252,779
Undistributed (distributions in excess of) net investment income	395,945	(4,797,373)
Undistributed net realized gain	3,722,814	27,060,734
Net unrealized appreciation	9,084,082	107,364,270

NET ASSETS	$375,801,774	$5,697,880,410

Shares outstanding[b]	3,300,000	52,300,000

Net asset value per share	$113.88	$108.95

[a]	Securities on loan with values of $69,199,138 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2012

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$9,403,306	$2,121,056	$1,412,528
Interest — affiliated (Note 2)	3,529	260	280
Securities lending income — affiliated (Note 2)	106,476	18,019	—

Total investment income	9,513,311	2,139,335	1,412,808

EXPENSES
Investment advisory fees (Note 2)	800,117	154,152	78,616

Total expenses	800,117	154,152	78,616

Net investment income	8,713,194	1,985,183	1,334,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,326)	(5,839)	12,853
In-kind redemptions — unaffiliated	202,405	—	—

Net realized gain (loss)	193,079	(5,839)	12,853

Net change in unrealized appreciation/depreciation	8,444,205	2,938,895	4,164,198

Net realized and unrealized gain	8,637,284	2,933,056	4,177,051

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,350,478	$4,918,239	$5,511,243

See notes to financial statements.

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2012

	iShares Barclays Agency Bond Fund	iShares Barclays MBS Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$2,640,095	$49,769,655
Interest — affiliated (Note 2)	2,077	705,954
Securities lending income — affiliated (Note 2)	57,428	—

Total investment income	2,699,600	50,475,609

EXPENSES
Investment advisory fees (Note 2)	369,022	6,526,786

Total expenses	369,022	6,526,786

Net investment income	2,330,578	43,948,823

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(22,568)	8,913,931
In-kind redemptions — unaffiliated	3,863,487	—

Net realized gain	3,840,919	8,913,931

Net change in unrealized appreciation/depreciation	(213,813)	44,948,830

Net realized and unrealized gain	3,627,106	53,862,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,957,684	$97,811,584

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Intermediate Government/Credit Bond Fund		iShares Barclays Government/Credit Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,713,194	$16,027,138	$1,985,183	$3,482,500
Net realized gain (loss)	193,079	2,080,608	(5,839)	189,793
Net change in unrealized appreciation/depreciation	8,444,205	18,703,345	2,938,895	6,347,104

Net increase in net assets resulting from operations	17,350,478	36,811,091	4,918,239	10,019,397

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,727,539)	(15,881,211)	(1,952,989)	(3,487,076)

Total distributions to shareholders	(8,727,539)	(15,881,211)	(1,952,989)	(3,487,076)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	167,588,716	242,514,011	34,347,674	22,596,878
Cost of shares redeemed	(22,296,435)	(55,591,846)	—	—

Net increase in net assets from capital share transactions	145,292,281	186,922,165	34,347,674	22,596,878

INCREASE IN NET ASSETS	153,915,220	207,852,045	37,312,924	29,129,199

NET ASSETS
Beginning of period	725,326,102	517,474,057	136,688,311	107,559,112

End of period	$879,241,322	$725,326,102	$174,001,235	$136,688,311

Undistributed net investment income included in net assets at end of period	$1,401,213	$1,415,558	$327,372	$295,178

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	2,200,000	300,000	200,000
Shares redeemed	(200,000)	(500,000)	—	—

Net increase in shares outstanding	1,300,000	1,700,000	300,000	200,000

See notes to financial statements.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10+ Year Government/Credit Bond Fund		iShares Barclays Agency Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,334,192	$990,480	$2,330,578	$5,968,910
Net realized gain	12,853	65,064	3,840,919	7,012,876
Net change in unrealized appreciation/depreciation	4,164,198	3,528,043	(213,813)	4,103,379

Net increase in net assets resulting from operations	5,511,243	4,583,587	5,957,684	17,085,165

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(970,785)	(967,839)	(2,409,993)	(6,143,438)

Total distributions to shareholders	(970,785)	(967,839)	(2,409,993)	(6,143,438)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	159,029,671	5,225,341	158,638,830	168,063,506
Cost of shares redeemed	—	—	(147,353,275)	(223,161,561)

Net increase (decrease) in net assets from capital share transactions	159,029,671	5,225,341	11,285,555	(55,098,055)

INCREASE (DECREASE) IN NET ASSETS	163,570,129	8,841,089	14,833,246	(44,156,328)

NET ASSETS
Beginning of period	24,438,531	15,597,442	360,968,528	405,124,856

End of period	$188,008,660	$24,438,531	$375,801,774	$360,968,528

Undistributed net investment income included in net assets at end of period	$447,406	$83,999	$395,945	$475,360

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	100,000	1,400,000	1,500,000
Shares redeemed	—	—	(1,300,000)	(2,000,000)

Net increase (decrease) in shares outstanding	2,500,000	100,000	100,000	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays MBS Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,948,823	$73,355,852
Net realized gain	8,913,931	35,437,442
Net change in unrealized appreciation/depreciation	44,948,830	69,853,573

Net increase in net assets resulting from operations	97,811,584	178,646,867

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(56,332,871)	(104,692,665)

Total distributions to shareholders	(56,332,871)	(104,692,665)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,126,098,273	2,611,765,188
Cost of shares redeemed	(64,951,927)	(428,417,619)

Net increase in net assets from capital share transactions	1,061,146,346	2,183,347,569

INCREASE IN NET ASSETS	1,102,625,059	2,257,301,771

NET ASSETS
Beginning of period	4,595,255,351	2,337,953,580

End of period	$5,697,880,410	$4,595,255,351

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,797,373)	$7,586,675

SHARES ISSUED AND REDEEMED
Shares sold	10,400,000	24,300,000
Shares redeemed	(600,000)	(4,000,000)

Net increase in shares outstanding	9,800,000	20,300,000

See notes to financial statements.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$111.59	$107.81	$106.48	$102.60	$105.00	$100.81

Income from investment operations:
Net investment income[a]	1.23	2.86	3.09	3.41	4.39	4.82
Net realized and unrealized gain (loss)[b]	1.15	3.81	1.31	3.91	(2.54)	4.02

Total from investment operations	2.38	6.67	4.40	7.32	1.85	8.84

Less distributions from:
Net investment income	(1.25)	(2.89)	(3.07)	(3.44)	(4.25)	(4.65)

Total distributions	(1.25)	(2.89)	(3.07)	(3.44)	(4.25)	(4.65)

Net asset value, end of period	$112.72	$111.59	$107.81	$106.48	$102.60	$105.00

Total return	2.14%[c]	6.27%	4.21%	7.28%	1.80%	9.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$879,241	$725,326	$517,474	$436,584	$307,796	$157,500
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.18%	2.60%	2.86%	3.26%	4.29%	4.75%
Portfolio turnover rate[e]	7%	21%	23%	80%	29%	30%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$113.91	$107.56	$105.93	$101.10	$104.30	$101.17

Income from investment operations:
Net investment income[a]	1.48	3.40	3.42	3.65	4.55	4.95
Net realized and unrealized gain (loss)[b]	2.12	6.38	1.63	4.84	(3.37)	3.06

Total from investment operations	3.60	9.78	5.05	8.49	1.18	8.01

Less distributions from:
Net investment income	(1.51)	(3.43)	(3.42)	(3.66)	(4.38)	(4.88)

Total distributions	(1.51)	(3.43)	(3.42)	(3.66)	(4.38)	(4.88)

Net asset value, end of period	$116.00	$113.91	$107.56	$105.93	$101.10	$104.30

Total return	3.19%[c]	9.24%	4.86%	8.54%	1.17%	8.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$174,001	$136,688	$107,559	$158,892	$111,213	$52,152
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.58%	3.06%	3.17%	3.52%	4.49%	4.93%
Portfolio turnover rate[e]	9%	27%	23%	52%	46%	36%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Government/Credit Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$61.10	$51.99	$50.52	$50.78

Income from investment operations:
Net investment income[b]	1.09	2.51	2.46	0.54
Net realized and unrealized gain (loss)[c]	3.73	9.07	1.41	(0.46)

Total from investment operations	4.82	11.58	3.87	0.08

Less distributions from:
Net investment income	(1.09)	(2.47)	(2.40)	(0.34)

Total distributions	(1.09)	(2.47)	(2.40)	(0.34)

Net asset value, end of period	$64.83	$61.10	$51.99	$50.52

Total return	7.99%[d]	22.81%	7.78%	0.13%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$188,009	$24,439	$15,597	$5,052
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.39%	4.43%	4.65%	4.83%
Portfolio turnover rate[f]	11%	12%	37%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Agency Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$112.80	$109.49	$108.77	$107.00	$102.21

Income from investment operations:
Net investment income[b]	0.72	1.79	2.00	2.14	0.88
Net realized and unrealized gain[c]	1.11	3.35	0.78	1.72	4.54

Total from investment operations	1.83	5.14	2.78	3.86	5.42

Less distributions from:
Net investment income	(0.75)	(1.83)	(2.06)	(2.01)	(0.63)
Net realized gain	—	—	—	(0.08)	—

Total distributions	(0.75)	(1.83)	(2.06)	(2.09)	(0.63)

Net asset value, end of period	$113.88	$112.80	$109.49	$108.77	$107.00

Total return	1.64%[d]	4.74%	2.61%	3.65%	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$375,802	$360,969	$405,125	$271,927	$74,898
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.26%	1.61%	1.82%	1.98%	2.62%
Portfolio turnover rate[f]	34%	74%	45%	46%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Mar. 13, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$108.12	$105.31	$107.36	$104.65	$102.89	$100.96

Income from investment operations:
Net investment income (loss)[b]	0.92	2.41	0.83	(0.11)	1.86	4.28
Net realized and unrealized gain[c]	1.12	3.95	3.39	6.63	4.36	1.99

Total from investment operations	2.04	6.36	4.22	6.52	6.22	6.27

Less distributions from:
Net investment income	(1.21)	(3.55)	(1.55)	(3.76)	(4.43)	(4.34)
Net realized gain	—	—	(4.72)	(0.05)	(0.03)	—

Total distributions	(1.21)	(3.55)	(6.27)	(3.81)	(4.46)	(4.34)

Net asset value, end of period	$108.95	$108.12	$105.31	$107.36	$104.65	$102.89

Total return	1.90%[d]	6.13%	3.96%	6.35%	6.24%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,697,880	$4,595,255	$2,337,954	$1,792,838	$1,119,777	$401,259
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[e]	1.68%	2.24%	0.77%	(0.11)%	1.82%	4.39%
Portfolio turnover rate[f,g]	222%	552%	1,128%	1,232%	1,341%	1,038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Intermediate Government/Credit	Diversified
Barclays Government/Credit	Diversified
10+ Year Government/Credit	Non-diversified
Barclays Agency	Diversified
Barclays MBS	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays Intermediate Government/Credit
Assets:
Corporate Bonds & Notes	$—	$275,663,814	$—	$275,663,814
Foreign Agency Obligations	—	14,925,359	—	14,925,359
Foreign Government Obligations	—	9,869,254	—	9,869,254
Municipal Debt Obligations	—	887,064	—	887,064
U.S. Government & Agency Obligations	—	569,307,764	—	569,307,764
Short-Term Investments	168,476,793	—	—	168,476,793

	$168,476,793	$870,653,255	$—	$1,039,130,048

Barclays Government/Credit
Assets:
Corporate Bonds & Notes	$—	$59,177,920	$—	$59,177,920
Foreign Agency Obligations	—	2,828,584	—	2,828,584
Foreign Government Obligations	—	3,245,803	—	3,245,803
Municipal Debt Obligations	—	2,298,837	—	2,298,837
U.S. Government & Agency Obligations	—	104,567,886	—	104,567,886
Short-Term Investments	33,810,653	—	—	33,810,653

	$33,810,653	$172,119,030	$—	$205,929,683

10+ Year Government/Credit
Assets:
Corporate Bonds & Notes	$—	$73,915,572	$—	$73,915,572
Foreign Agency Obligations	—	2,140,300	—	2,140,300
Foreign Government Obligations	—	8,451,187	—	8,451,187
Municipal Debt Obligations	—	9,699,710	—	9,699,710
U.S. Government & Agency Obligations	—	91,417,661	—	91,417,661
Short-Term Investments	2,985,249	—	—	2,985,249

	$2,985,249	$185,624,430	$—	$188,609,679

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iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays Agency
Assets:
Corporate Bonds & Notes	$—	$3,638,391	$—	$3,638,391
Foreign Government Obligations	—	4,205,648	—	4,205,648
U.S. Government Agency Obligations	—	363,418,201	—	363,418,201
Short-Term Investments	80,946,528	—	—	80,946,528

	$80,946,528	$371,262,240	$—	$452,208,768

Barclays MBS
Assets:
U.S. Government Agency Obligations	$—	$5,667,747,115	$—	$5,667,747,115
Short-Term Investments	788,989,601	—	—	788,989,601

	$788,989,601	$5,667,747,115	$—	$6,456,736,716

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays MBS Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Intermediate Government/Credit	0.20%
Barclays Government/Credit	0.20
10+ Year Government/Credit	0.20
Barclays Agency	0.20
Barclays MBS	0.25

Effective October 17, 2012, for its investment advisory services to the iShares 10+ Year Government/Credit Bond Fund, BFA will be entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays Intermediate Government/Credit	$57,333
Barclays Government/Credit	9,703
Barclays Agency	30,923

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At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Barclays Intermediate Government/Credit
PNC Funding Corp.
3.30%, 03/08/22	$—	$200	$—	$200	$211,079	$91	$—
5.25%, 11/15/15	135	—	—	135	150,368	2,388	—

				$335	$361,447	$2,479	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Intermediate Government/Credit	$65,717,041	$46,720,233	$18,441,348	$8,803,588
Barclays Government/Credit	10,867,189	11,533,879	4,535,979	2,436,028
10+ Year Government/Credit	39,245,403	8,658,244	40,601,573	806,981
Barclays Agency	125,573,722	121,806,348	1,941,044	623,441
Barclays MBS	12,414,202,769	11,320,143,931	—	—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Intermediate Government/Credit	$139,313,023	$21,769,343
Barclays Government/Credit	33,067,441	—
10+ Year Government/Credit	87,189,962	—
Barclays Agency	121,294,432	114,127,989

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

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6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2012, certain Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring[a]	Expiring 2017	Expiring 2018	Total
Barclays Intermediate Government/Credit	$—	$335,234	$18,519	$353,753
Barclays Government/Credit	—	—	141,660	141,660
10+ Year Government/Credit	21,438	—	—	21,438
Barclays MBS	1,840,763	—	—	1,840,763

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Intermediate Government/Credit	$994,916,853	$44,518,461	$(305,266)	$44,213,195
Barclays Government/Credit	193,030,105	13,001,643	(102,065)	12,899,578
10+ Year Government/Credit	180,763,800	7,947,639	(101,760)	7,845,879
Barclays Agency	443,209,972	9,094,939	(96,143)	8,998,796
Barclays MBS	6,354,919,558	108,336,224	(6,519,066)	101,817,158

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Effective October 17, 2012, the iShares 10+ Year Government/Credit Bond Fund will change its name to the iShares Core Long-Term U.S. Bond ETF and will trade under the ticker symbol “ILTB”. Additionally, the annual investment management fee rate for the Fund will be reduced to 0.12%. On or about October 23, 2012, the investment objective of the Fund will change to track a new underlying index, the Barclays U.S. Long Government/Credit Bond Index.

NOTES TO FINANCIAL STATEMENTS	95

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including a fund that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including this additional fund in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the

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Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

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Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

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business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund, with the exception of iShares Barclays MBS Bond Fund, had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving such Fund shareholders, from inception, the benefits of lower fees, and further noted that should material economies of scale exist in the future, a breakpoint structure for iShares Barclays MBS Bond Fund may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies the Funds, except for iShares Barclays Agency Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

98	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Cap	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays Intermediate Government/Credit	$1.22984	$—	$0.01536	$1.24520	99%	—%	1%	100%
Barclays Government/Credit	1.48603	—	0.02128	1.50731	99	—	1	100
10 + Year Government/Credit	1.06383	—	0.02392	1.08775	98	—	2	100
Barclays MBS	1.21150	—	—	1.21150	100	—	—	100

100	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-25-0812

August 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P California AMT-Free Municipal Bond Fund  |   CMF  |   NYSE Arca

iShares S&P National AMT-Free Municipal Bond Fund  |   MUB  |  NYSE Arca

iShares S&P Short Term National AMT-Free Municipal Bond Fund  |  SUB  |  NYSE Arca

iShares S&P New York AMT-Free Municipal Bond Fund  |  NYF  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of August 31, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
iSHARES MUNICIPAL BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
iShares S&P California AMT-Free	9.86%	10.71%	9.88%	5.96%	6.11%	5.91%	32.86%	33.78%	32.56%
iShares S&P National AMT-Free	8.73%	7.71%	9.08%	5.68%	5.76%	5.77%	31.71%	32.22%	32.21%
iShares S&P Short Term National AMT-Free	1.18%	1.78%	1.49%	2.88%	2.95%	3.20%	11.47%	11.75%	12.79%
iShares S&P New York AMT-Free	8.34%	8.96%	8.35%	5.59%	5.69%	5.81%	30.62%	31.22%	31.93%

Total returns for the periods since inception are calculated from the inception date of each Fund (10/4/07, 9/7/07, 11/5/08 and 10/4/07, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (10/5/07, 9/10/07, 11/7/08 and 10/5/07, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the California municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 3.14%, net of fees, while the total return for the Index was 3.18%.

BOND CREDIT QUALITY As of 8/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	3.84%
AA+	11.18
AA	12.45
AA-	29.16
A+	10.93
A	0.74
A-	26.09
BBB+	4.01
BBB	0.43
BBB-	0.85
Not Rated	0.32

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	1.84%
State of California GO, Series A, 5.25%, 07/01/13	1.46
Los Angeles Department of Airports RB Port Airport & Marina Revenue, 5.00%, 05/15/40	1.25
State of California GO, Series A, 5.00%, 07/01/22	1.19
Bay Area Toll Authority RB Highway Revenue Tolls, Series F, 5.00%, 04/01/31	1.18
University of California Regents RB College & University Revenue, Series J, 4.50%, 05/15/35	1.15
California State Department of Water Resources RB Electric Power & Light Revenues, Series L, 5.00%, 05/01/22	1.14
State of California GO, 5.00%, 02/01/33	1.06
Los Angeles Community College District GO, Series A, 5.00%, 08/01/32	1.03
Bay Area Toll Authority RB Highway Revenue Tolls, Series F-1, 5.50%, 04/01/43	1.00

TOTAL	12.30%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 2.73%, net of fees, while the total return for the Index was 2.93%.

BOND CREDIT QUALITY As of 8/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	17.06%
AA+	14.97
AA	16.07
AA-	18.38
A+	10.11
A	5.27
A-	11.27
BBB+	2.05
BBB	2.36
BBB-	0.77
Not Rated	1.69

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

State of California GO, 6.00%, 04/01/38	0.62%
State of California GO, 5.00%, 10/01/29	0.48
North Texas Tollway Authority RB Miscellaneous Revenue, Series A, 5.13%, 01/01/28	0.36
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue, Series A, 6.00%, 08/01/42	0.35
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues, Series A, 5.00%, 01/01/38	0.30
California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	0.29
Greenville County School District RB Lease Appropriation, 5.50%, 12/01/28	0.29
City of New York GO, Series A-1, 5.25%, 08/15/23	0.27
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/31	0.26
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-1, 5.00%, 01/01/26	0.26

TOTAL	3.48%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the short-term investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 0.37%, net of fees, while the total return for the Index was 0.51%.

BOND CREDIT QUALITY

As of 8/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	19.22%
AA+	21.47
AA	19.01
AA-	19.42
A+	6.62
A	3.70
A-	7.26
BBB+	1.06
BBB	1.50
Not Rated	0.74

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	1.22%
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/27	0.83
City of Memphis RB Electric Power & Light Revenues, Series A, 5.00%, 12/01/16	0.71
Greenville County School District RB Lease Appropriation, 5.50%, 12/01/28	0.70
State of Connecticut GO, Series A, 5.00%, 01/01/14	0.67
New Mexico Finance Authority RB Fuel Sales Tax Revenue, Series A, 5.25%, 06/15/21	0.60
New Jersey State Turnpike Authority RB Highway Revenue Tolls, Series C, 6.50%, 01/01/13	0.59
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series A, 5.50%, 06/15/13	0.56
Los Angeles Unified School District GO, Series A, 5.00%, 01/01/28	0.54
Birmingham Water Works Board RB Water Revenue, Series B, 5.00%, 01/01/37	0.54

TOTAL	6.96%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the New York municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2012, the total return for the Fund was 3.06%, net of fees, while the total return for the Index was 2.96%.

BOND CREDIT QUALITY

As of 8/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	28.15%
AA+	11.75
AA	18.13
AA-	20.00
A+	2.40
A	11.41
A-	2.84
BBB	1.61
BBB-	1.27
Not Rated	2.44

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, Series A, 5.00%, 02/15/47	2.07%
New York City Municipal Water Finance Authority RB Water Revenue, Series GG-1, 5.00%, 06/15/39	1.70
Metropolitan Transportation Authority RB Highway Revenue Tolls, Series B, 5.25%, 11/15/32	1.63
Metropolitan Transportation Authority RB Transit Revenue, Series B, 5.00%, 11/15/30	1.52
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue, Series A, 5.00%, 10/15/32	1.38
Metropolitan Transportation Authority RB Transit Revenue, 5.00%, 11/15/27	1.23
City of New York GO, Series A-1, 5.00%, 08/01/17	1.18
New York State Dormitory Authority RB Income Tax Revenue, Series A, 5.00%, 12/15/25	1.10
City of New York GO, Series G-1, 5.00%, 04/01/26	1.08
New York State Dormitory Authority RB Income Tax Revenue, Series B, 5.00%, 03/15/31	1.06

TOTAL	13.95%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Bond Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P California AMT-Free
Actual	$1,000.00	$1,031.40	0.25%	$1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P National AMT-Free
Actual	1,000.00	1,027.30	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P Short Term National AMT-Free
Actual	1,000.00	1,003.70	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P New York AMT-Free
Actual	1,000.00	1,030.60	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.79%

CALIFORNIA — 97.79%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$236,878
0.00%, 10/01/17	(AMBAC)	70	59,663
4.75%, 10/01/25	(Call 10/01/12) (NPFGC)	500	500,290
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	272,333
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	650,969
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	780	838,352
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	250,960
Series F
5.00%, 04/01/24	(Call 04/01/16)	635	720,769
5.00%, 04/01/31	(Call 04/01/17)	2,505	2,861,714
Series F-1
5.00%, 04/01/28	(Call 04/01/19)	375	447,611
5.00%, 04/01/39	(Call 04/01/18)	650	731,653
5.50%, 04/01/43	(Call 04/01/18)	2,100	2,420,796
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	500	650,820
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,075	1,469,976
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	525	717,895
5.25%, 07/01/19	(PR 07/01/13) (AGM)	300	312,582

Security		Principal (000s)	Value

California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13	(NPFGC-FGIC)	$150	$152,996
5.00%, 02/01/15	(NPFGC-FGIC)	270	299,495
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,368,546
Series K
5.00%, 05/01/18		1,250	1,522,000
Series L
4.00%, 05/01/15		125	136,620
5.00%, 05/01/14		1,000	1,077,730
5.00%, 05/01/17		1,000	1,190,680
5.00%, 05/01/19		1,800	2,217,096
5.00%, 05/01/20		250	311,768
5.00%, 05/01/22	(Call 05/01/20)	2,250	2,755,102
Series M
4.00%, 05/01/16		1,000	1,122,840
4.00%, 05/01/19		750	876,135
5.00%, 05/01/13		800	825,512
5.00%, 05/01/14		500	538,865
5.00%, 05/01/15		500	559,710
Series N
5.00%, 05/01/20		1,500	1,870,605
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	597,880
5.00%, 12/01/26	(Call 06/01/18)	500	596,050
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	299,275
California State Public Works Board RB Lease Abatement
6.00%, 11/01/34	(Call 11/01/19)	360	427,122
Series A
5.00%, 12/01/19	(AMBAC)	270	298,760
5.00%, 04/01/20		975	1,155,355

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 12/01/27	(Call 12/01/12) (AMBAC)	$1,430	$1,444,672
5.00%, 04/01/32	(Call 04/01/22)	500	551,180
5.00%, 04/01/37	(Call 04/01/22)	500	541,950
Series C
4.00%, 10/01/20		270	300,831
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	115,573
5.13%, 10/01/22	(Call 10/01/19)	250	288,548
5.25%, 10/01/23	(Call 10/01/19)	105	121,022
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	274,408
Series J
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	500	557,375
5.00%, 01/01/21	(Call 01/01/16)	850	934,405
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(Call 06/01/14)	250	259,153
5.25%, 06/01/30	(Call 06/01/15)	250	264,663
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,300	1,380,509
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,101,820
Series E
5.00%, 04/01/34	(Call 04/01/19)	350	385,158
Series G
5.00%, 12/01/31	(Call 12/01/21)	250	288,368
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28		450	482,634
5.00%, 11/01/22	(Call 05/01/15) (AMBAC)	480	531,562
5.00%, 11/01/24	(Call 11/01/21)	750	905,940
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	535	580,678
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,078,319
5.25%, 11/01/34	(Call 05/01/19)	250	283,103

Security		Principal (000s)	Value

Series C
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	$400	$440,360
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		445	457,780
5.00%, 06/15/13		4,280	4,436,605
Chabot-Las Positas Community College District GO
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	129,315
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	145,406
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	700	782,390
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	164,405
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	185,283
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	266,780
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	302,291
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	267,818
City & County of San Francisco COP Lease Abatement Series A
5.00%, 04/01/29	(Call 04/01/19)	400	448,220
City & County of San Francisco GO Series R1
5.00%, 06/15/20		500	625,760
City of Los Angeles GO Series B
5.00%, 09/01/19		1,000	1,239,020

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

City of Los Angeles RB Sewer Revenue
Series A
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	$875	$948,351
5.00%, 06/01/16		200	232,380
5.00%, 06/01/20		250	309,743
5.00%, 06/01/39	(Call 06/01/19)	500	557,115
Series B
5.00%, 06/01/30	(Call 06/01/22)	500	594,680
5.00%, 06/01/32	(Call 06/01/22)	500	587,670
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	251,710
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	200	209,604
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	555,025
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	297,255
County of Orange RB Port Airport & Marina Revenue Series B
5.00%, 07/01/28	(Call 07/01/19)	125	142,241
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	273,693
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	574,220
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	294,370
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	155,670
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	540,630

Security		Principal (000s)	Value

East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	$850	$934,184
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,025	1,172,743
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	217,626
5.00%, 07/01/33	(Call 07/01/18)	330	363,950
5.00%, 07/01/35	(Call 07/01/18)	580	635,454
El Camino Community College District GO Series C
0.00%, 08/01/34		500	170,855
Escondido Union High School District GO Series C
0.00%, 08/01/51		1,155	145,495
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	646,818
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	289,918
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 10/01/12) (NPFGC)	100	78,470
0.00%, 01/15/18	(Call 10/01/12) (NPFGC)	100	74,152
0.00%, 01/01/30	(Radian-IBCC, AGM-CR)	70	42,208
0.00%, 01/15/30	(Call 10/01/12) (NPFGC)	125	44,386
0.00%, 01/15/31	(Call 10/01/12) (NPFGC)	290	96,840
5.75%, 01/15/40	(Call 10/01/12)	2,000	2,001,020

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series A
0.00%, 01/01/19		$325	$294,538
0.00%, 01/01/20		100	87,750
0.00%, 01/01/23		225	179,287
0.00%, 01/01/25	(AMBAC)	800	593,184
0.00%, 01/01/26		540	386,197
0.00%, 01/01/28		500	332,420
Fresno Unified School District GO Series G
0.00%, 08/01/41	(Call 08/01/21)	500	80,110
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	475,559
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	755,089
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	433,264
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,200	2,483,756
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/20	(Call 08/15/18)	120	134,450
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	500	598,930
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	659,964
Series B
5.00%, 07/01/14		1,000	1,085,280
5.00%, 07/01/18		210	255,618
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	549,195

Security		Principal (000s)	Value

Series A
5.00%, 10/01/20		$450	$565,456
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/27	(Call 05/15/20)	735	864,162
5.00%, 05/15/40	(Call 05/15/20)	2,700	3,029,454
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		1,000	1,031,450
5.00%, 07/01/14		400	434,192
5.00%, 07/01/19		360	445,756
5.00%, 07/01/22	(Call 07/01/21)	500	622,035
Series A-1
5.00%, 07/01/17	(AMBAC)	200	240,060
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,854,979
5.00%, 07/01/39	(Call 07/01/17) (AMBAC)	650	732,056
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,400,376
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	283,853
5.00%, 07/01/43	(Call 07/01/22)	1,000	1,156,270
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	966,365
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,232
5.00%, 09/01/25	(Call 09/01/18)	500	548,580
Los Angeles Unified School District GO
Series A
5.00%, 07/01/23	(PR 07/01/13) (AGM)	275	285,962
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	780	811,091
5.25%, 07/01/20	(PR 07/01/13) (AGM)	1,900	1,979,686

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.38%, 07/01/17	(PR 07/01/13) (NPFGC)	$200	$208,596
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	750	783,015
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	500	566,600
4.50%, 07/01/24	(Call 07/01/17) (AGM)	815	907,600
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	844,656
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC NPFGC)	100	109,662
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,822,450
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	1,225	1,368,472
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	900	1,004,067
Series A-2
5.00%, 07/01/21		500	617,245
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	1,250	1,435,350
5.00%, 07/01/21	(Call 07/01/17) (AMBAC)	350	406,847
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	568,490
Series C
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	338,583
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	554,625
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	372,230
Series H
5.00%, 07/01/32	(Call 07/01/17) (AGM)	1,000	1,122,760
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	32,045

Security		Principal (000s)	Value

Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	$1,000	$104,980
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	594,175
Series A
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	770,980
Series B
5.00%, 07/01/21	(Call 07/01/18)	540	657,985
Series C
5.00%, 10/01/27		500	659,960
Mount Diablo Unified School District GO
Series A
1.00%, 08/01/35	(Call 08/01/25) (AGM)	500	335,255
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	280,295
Newport Mesa Unified School District GO
0.00%, 08/01/36		500	168,260
0.00%, 08/01/38		500	151,910
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	557,345
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/19)	885	992,997
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	500	193,570
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	159,752
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	117,545

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	$125	$130,466
Poway Unified School District GO
0.00%, 08/01/35		500	162,250
0.00%, 08/01/38		755	207,406
0.00%, 08/01/46		2,250	390,578
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	333,090
Riverside County Palm Desert Financing Authority RB Lease Abatement
Series A
6.00%, 05/01/22	(Call 05/01/18)	105	121,553
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	750	865,470
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	550	655,055
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,375	1,518,096
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/33	(PR 08/15/13) (NPFGC)	695	726,386
5.00%, 08/15/33	(Call 08/15/13) (NPFGC)	305	315,266
Series U
5.00%, 08/15/16	(AGM)	200	232,498
5.00%, 08/15/22	(Call 08/15/18) (AGM)	665	779,659
Series X
5.00%, 08/15/20		500	617,640

Security		Principal (000s)	Value

San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(Call 08/01/18)	$750	$898,297
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	49,790
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	627,748
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	475	517,987
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	570,130
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	886,736
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	536,957
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	307,045
5.25%, 05/15/39	(Call 05/15/19)	500	570,135
Series B
5.00%, 05/15/14		1,200	1,295,100
5.00%, 05/15/22	(Call 05/15/19)	450	542,997
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,168,690

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	$400	$451,084
San Diego Unified School District GO
0.00%, 07/01/35		750	247,770
0.00%, 07/01/38		500	137,510
0.00%, 07/01/45		1,000	186,540
Series C
0.00%, 07/01/46		500	88,445
0.00%, 07/01/48	(Call 07/01/40)	500	234,660
Series E
0.00%, 07/01/47	(Call 07/01/42)	500	194,290
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,200,319
5.25%, 07/01/28	(AGM)	450	585,490
Series R-1
0.00%, 07/01/31		500	205,780
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	400	491,880
Second Series
5.00%, 05/01/26	(Call 05/01/22)	100	118,795
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	1,000,125
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	886,280
San Francisco City & County Public Utilities Commission RB Water Revenue
4.00%, 11/01/41	(Call 05/01/22)	250	255,203
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,174,040
5.00%, 11/01/43	(Call 05/01/22)	500	569,840
Series A
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	929,600
5.00%, 11/01/30	(Call 11/01/21)	500	590,145
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,121,220

Security		Principal (000s)	Value

San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20		$170	$149,175
0.00%, 01/01/22		150	123,314
0.00%, 01/01/23		250	199,208
0.00%, 01/01/24		575	443,222
0.00%, 01/01/26		280	200,250
0.00%, 01/01/28		400	265,936
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/32	(Call 10/01/12) (AMBAC)	500	501,590
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	83,390
0.00%, 08/01/51		1,500	200,310
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	454,440
5.00%, 09/01/38	(Call 09/01/16)	550	624,855
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	514,622
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	813,780
San Mateo Union High School District GO
0.00%, 09/01/33		500	258,480
0.00%, 09/01/41	(Call 09/01/36)	500	261,620
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,000	381,980

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	$1,025	$1,162,288
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	483,335
5.00%, 07/01/25	(Call 07/01/20)	205	244,301
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	1,000	1,152,220
Series A
5.50%, 01/01/14	(AGM)	800	854,976
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	240,154
State of California GO
3.50%, 03/01/17		100	110,667
4.00%, 11/01/13		750	781,357
4.00%, 10/01/14		850	910,936
4.50%, 08/01/26	(Call 02/01/17)	1,250	1,344,787
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,155,069
5.00%, 09/01/12		900	900,000
5.00%, 02/01/13		225	229,383
5.00%, 03/01/13		500	511,675
5.00%, 04/01/15		1,375	1,527,790
5.00%, 03/01/16		370	423,654
5.00%, 11/01/16		275	321,263
5.00%, 03/01/17	(Call 03/01/15)	450	497,327
5.00%, 04/01/17		485	569,696
5.00%, 06/01/17	(XLCA)	375	442,099
5.00%, 03/01/18	(Call 03/01/15)	750	827,895
5.00%, 04/01/18		500	596,580
5.00%, 05/01/18	(Call 05/01/15)	600	665,460
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	651,566
5.00%, 08/01/18	(Call 02/01/17)	550	638,968
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	406,004
5.00%, 08/01/19	(Call 02/01/17)	640	743,526
5.00%, 04/01/20		635	769,906

Security		Principal (000s)	Value

5.00%, 10/01/20	(Call 10/01/16)	$400	$462,640
5.00%, 12/01/20	(Call 12/01/16)	750	871,897
5.00%, 08/01/21	(Call 08/01/15)	215	238,917
5.00%, 09/01/21		1,000	1,222,280
5.00%, 11/01/21	(Call 11/01/17)	900	1,048,473
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	603,812
5.00%, 06/01/22	(Call 06/01/17) (AMBAC)	1,500	1,725,150
5.00%, 08/01/22	(Call 02/01/17)	500	575,065
5.00%, 03/01/23	(Call 03/01/16)	625	697,412
5.00%, 11/01/23	(Call 11/01/20)	500	587,165
5.00%, 08/01/24	(Call 02/01/17)	750	858,105
5.00%, 11/01/24	(Call 11/01/20)	250	290,745
5.00%, 03/01/25	(Call 03/01/20)	750	858,090
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,398,825
5.00%, 03/01/27	(Call 03/01/20)	300	340,116
5.00%, 09/01/27	(Call 09/01/16)	500	553,530
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	533,535
5.00%, 10/01/29	(Call 10/01/19)	750	843,022
5.00%, 02/01/31	(Call 02/01/22)	500	566,145
5.00%, 02/01/31	(PR 02/01/13) (NPFGC)	230	234,595
5.00%, 02/01/32	(PR 08/01/13)	485	506,248
5.00%, 06/01/32	(Call 06/01/17)	2,220	2,419,067
5.00%, 02/01/33	(PR 02/01/14)	2,395	2,555,321
5.00%, 09/01/35	(Call 09/01/16)	1,350	1,434,820
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,164,861
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,074,200
5.00%, 12/01/37	(Call 12/01/17)	885	951,632
5.00%, 04/01/38	(Call 04/01/18)	500	535,105
5.00%, 10/01/41	(Call 10/01/21)	500	548,530
5.00%, 04/01/42	(Call 04/01/22)	500	549,910
5.25%, 09/01/22		815	1,014,096
5.25%, 09/01/25	(Call 09/01/21)	750	892,200
5.25%, 10/01/29	(Call 10/01/19)	1,975	2,255,272
5.25%, 08/01/32	(AGM)	745	935,765
5.25%, 04/01/34	(PR 04/01/14)	1,200	1,294,752
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,296,509
5.50%, 04/01/28	(PR 04/01/14)	300	324,873

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.50%, 11/01/39	(Call 11/01/19)	$2,100	$2,396,940
5.50%, 03/01/40	(Call 03/01/20)	1,500	1,718,745
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,181,480
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,179,500
6.00%, 03/01/33	(Call 03/01/20)	1,015	1,248,003
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,472,475
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	642,032
Series A
4.00%, 07/01/16		90	101,086
4.40%, 07/01/18		200	237,238
4.60%, 07/01/19		360	435,467
5.00%, 07/01/16		500	580,455
5.00%, 07/01/18		1,125	1,372,939
5.00%, 07/01/19		1,025	1,267,279
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,215,980
5.00%, 07/01/22	(Call 07/01/16)	2,490	2,867,384
5.25%, 07/01/13		3,385	3,526,767
5.25%, 07/01/13	(NPFGC)	790	822,722
5.25%, 07/01/14		550	599,098
5.25%, 07/01/14	(NPFGC-FGIC)	1,345	1,465,068
5.25%, 07/01/21	(Call 07/01/19)	625	759,906
Series B
5.00%, 07/01/23		1,215	1,313,719
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	500	547,780
University of California Regents RB College & University Revenue
Series B
5.25%, 05/15/23	(Call 05/15/13) (AMBAC)	400	413,224
Series G
5.00%, 05/15/25	(Call 05/15/22)	500	614,325
5.00%, 05/15/26	(Call 05/15/22)	500	609,810
5.00%, 05/15/42	(Call 05/15/22)	500	574,555

Security		Principal (000s)	Value

Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	$2,650	$2,770,548
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	1,000	1,033,720
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	418,452
Ventura County Community College District GO Series C
5.50%, 08/01/33	(Call 08/01/18)	250	297,255
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	230,471
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	108,068
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	151,286
Series B
0.00%, 08/01/34	(AGM)	500	168,855
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	280,814
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	564,490
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	492,238

			236,101,040

TOTAL MUNICIPAL BONDS & NOTES (Cost: $216,576,303)			236,101,040

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Liquidity Funds — California Money Fund, Institutional Shares
0.01%[a,b]	5,004,393	$5,004,393

		5,004,393

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,004,393)		5,004,393

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $221,580,696)		241,105,433
Other Assets, Less Liabilities — 0.14%		342,809

NET ASSETS — 100.00%		$241,448,242

COP  —  Certificates of Participation

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  American Guaranty Corp. - Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance - Insured Bond Custodial Certificate

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.17%

ALABAMA — 0.22%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		$1,000	$1,076,500
5.00%, 05/01/18		500	605,425
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	524,760
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,101,490
Series B
5.00%, 01/01/37	(PR 01/01/13) (NPFGC)	1,000	1,016,020
5.00%, 01/01/43	(PR 01/01/13) (NPFGC)	2,525	2,565,451

			6,889,646
ALASKA — 0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	300	356,931

			356,931
ARIZONA — 1.64%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17	(PR 03/01/13) (NPFGC)	3,500	3,588,480
Series A-1
5.00%, 09/01/17	(Call 09/01/15) (NPFGC-FGIC)	245	275,544
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,142,000
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,667,785
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,441,956

Security		Principal (000s)	Value

Arizona State University Board of Regents RB University Revenue
Series A
5.00%, 07/01/42	(Call 07/01/22)	$1,000	$1,140,820
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		1,500	1,875,765
5.00%, 07/01/24	(Call 07/01/21)	935	1,138,241
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	837,270
5.00%, 07/01/24	(Call 07/01/19)	685	813,698
5.25%, 07/01/20	(Call 07/01/19)	480	595,603
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	3,234,322
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	500	586,836
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,875,763
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	370	384,667
5.00%, 07/01/19	(Call 07/01/14) (AMBAC)	845	913,817
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,526,542
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	912,208
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,971,648
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	557,515

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Pima County Industrial Development Authority RB Lease Revenue
4.75%, 09/01/30	(Call 03/01/18)	$295	$314,216
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,117,030
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/27	(Call 01/01/18)	1,800	2,106,612
5.00%, 12/01/31	(Call 06/01/22)	2,500	3,011,325
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,151,091
Series B
4.00%, 01/01/18		1,225	1,414,704
5.00%, 12/01/19		500	623,750
5.00%, 01/01/22	(PR 01/01/13)	900	914,292
5.00%, 01/01/31	(PR 01/01/13)	1,965	1,996,204
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	236,250
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,113,920
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	430,970

			50,910,844
ARKANSAS — 0.03%
State of Arkansas GO
4.00%, 08/01/14		725	775,402

			775,402
CALIFORNIA — 21.61%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	250	236,878
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	557,140

Security		Principal (000s)	Value

Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	$3,040	$1,105,982
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	1,110	1,170,840
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15		500	557,675
5.00%, 04/01/17	(Call 04/01/16)	150	173,276
5.00%, 04/01/18	(Call 04/01/16)	1,000	1,149,140
5.00%, 04/01/21	(Call 04/01/16)	250	285,663
5.00%, 04/01/23	(Call 04/01/16)	275	312,144
5.00%, 04/01/25	(Call 04/01/16)	2,000	2,270,140
5.00%, 04/01/26	(Call 04/01/16)	1,200	1,365,348
5.00%, 04/01/31	(Call 04/01/16)	3,100	3,475,720
Series F-1
5.00%, 04/01/28	(Call 04/01/19)	1,425	1,700,923
5.00%, 04/01/34	(Call 04/01/18)	500	567,065
5.13%, 04/01/39	(Call 04/01/19)	825	923,513
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,494,171
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	1,510	1,670,468
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		120	163,432
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	2,845	3,703,166
5.00%, 07/01/24	(FGIC)	2,500	3,297,575
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	3,600	4,922,712
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,367,420
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	683,710

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	$470	$637,541
5.25%, 07/01/21	(PR 07/01/13) (AGM)	850	885,649
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13	(NPFGC-FGIC)	1,810	1,846,146
5.00%, 02/01/15	(NPFGC-FGIC)	855	948,400
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22	(Call 05/01/18)	4,700	5,576,315
Series K
5.00%, 05/01/18		2,040	2,483,904
Series L
4.00%, 05/01/15		100	109,296
5.00%, 05/01/14		1,900	2,047,687
5.00%, 05/01/15		1,000	1,119,420
5.00%, 05/01/16		1,000	1,159,050
5.00%, 05/01/17		2,060	2,452,801
5.00%, 05/01/18		1,100	1,339,360
5.00%, 05/01/19		1,815	2,235,572
5.00%, 05/01/20		2,500	3,117,675
5.00%, 05/01/21	(Call 05/01/20)	1,000	1,235,190
5.00%, 05/01/22	(Call 05/01/20)	950	1,163,266
Series M
4.00%, 05/01/13		1,000	1,025,230
4.00%, 05/01/14		1,600	1,697,792
4.00%, 05/01/16		1,500	1,684,260
4.00%, 05/01/19		500	584,090
5.00%, 05/01/13		1,250	1,289,862
5.00%, 05/01/14		1,750	1,886,027
5.00%, 05/01/15		1,000	1,119,420
Series N
5.00%, 05/01/13		1,000	1,031,890
5.00%, 05/01/20		500	623,535

Security		Principal (000s)	Value

California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15	(Call 12/01/14) (NPFGC)	$965	$1,064,713
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	779,227
5.00%, 12/01/27	(Call 06/01/18)	500	588,810
5.00%, 12/01/28	(Call 06/01/18)	695	816,778
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,765,140
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,689,104
Series G-4
5.00%, 05/01/16		1,250	1,448,812
California State Public Works Board RB Lease Abatement
Series A
5.00%, 12/01/19	(AMBAC)	20	22,130
5.00%, 04/01/20		500	592,490
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,048,541
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,181,740
Series C
4.00%, 06/01/28	(Call 06/01/22)	1,000	1,034,100
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,385,004
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	727,530
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(Call 06/01/14)	580	601,234
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,223,165
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,570	1,667,230
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,756,290
5.00%, 12/01/31	(Call 12/01/21)	500	550,910
Series G
5.00%, 12/01/31	(Call 12/01/21)	750	865,103

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series J
5.25%, 01/01/16	(AMBAC)	$1,350	$1,522,435
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28		1,500	1,608,780
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,509,900
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	1,365	1,481,544
5.25%, 11/01/34	(Call 05/01/19)	500	566,205
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,819,775
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		750	771,540
5.00%, 06/15/13		8,670	8,987,235
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	589,680
Chabot-Las Positas Community College District GO
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	5,145	5,750,566
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	184,815
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	88,779
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	133,390
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	560,275
City & County of San Francisco GO
Series R1
5.00%, 06/15/21		2,025	2,554,963
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,260,670

Security		Principal (000s)	Value

City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	$3,550	$3,860,660
City of Los Angeles GO
Series B
5.00%, 09/01/19		1,000	1,239,020
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	4,000	4,371,160
5.00%, 06/01/39	(Call 06/01/19)	500	557,115
Series B
5.00%, 06/01/23		1,000	1,262,130
5.00%, 06/01/32	(Call 06/01/22)	2,000	2,350,680
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,108,210
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,457,818
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	800	838,416
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	105	116,555
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,253,512
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,423,325
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,958,090

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

County of Solano COP Lease Abatement
5.00%, 11/01/32	(PR 11/01/12) (NPFGC)	$1,500	$1,512,030
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	883,110
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	311,340
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,751,641
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	1,000	1,081,840
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,147,440
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,100	1,208,944
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,327,240
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	314,639
Eastern Municipal Water District COP Water Revenue Series H
5.00%, 07/01/35	(Call 07/01/18)	500	547,805
El Camino Community College District GO Series C
0.00%, 08/01/34		500	170,855
Escondido Union High School District GO Series C
0.00%, 08/01/51		1,000	125,970

Security		Principal (000s)	Value

Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	$1,000	$1,159,670
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,152,900
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 10/01/12) (NPFGC)	160	125,552
0.00%, 01/15/24	(Call 10/01/12)	1,000	510,040
0.00%, 01/15/30	(Call 10/01/12) (NPFGC)	435	154,464
5.75%, 01/15/40	(Call 10/01/12)	3,000	3,001,530
Series A
0.00%, 01/01/15		500	494,555
0.00%, 01/01/20		525	460,688
0.00%, 01/01/23		500	398,415
0.00%, 01/01/25		1,600	1,186,368
0.00%, 01/01/26		1,500	1,072,770
0.00%, 01/01/28		2,500	1,662,100
0.00%, 01/01/30		500	303,550
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,310,740
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,210	1,366,066
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,216,060
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,713,480
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	2,000	2,240,840
5.13%, 08/15/22	(Call 08/15/18)	1,050	1,163,841
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14		5,490	5,958,187

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 07/01/15		$900	$1,014,066
5.00%, 07/01/17		200	239,220
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,255,130
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	1,200	1,318,068
Series A
5.00%, 10/01/20	(District GO)	1,000	1,256,570
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/40	(Call 05/15/20)	3,700	4,151,474
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,159,690
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,126,000
Series B
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,335,730
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		3,000	3,094,350
5.00%, 07/01/14		1,000	1,085,480
5.00%, 07/01/16		500	584,280
5.00%, 07/01/21		1,285	1,610,465
5.00%, 07/01/22	(Call 07/01/21)	500	622,035
5.00%, 07/01/30	(Call 07/01/13)	1,400	1,447,656
Series A-1
5.00%, 07/01/13		975	1,013,776
5.25%, 07/01/38	(Call 07/01/18)	5,825	6,797,658
Series B
5.25%, 07/01/24	(Call 07/01/19)	1,645	2,020,537
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	2,025,594
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	1,200	1,342,608

Security		Principal (000s)	Value

Series B
5.00%, 07/01/36	(Call 07/01/22)	$1,000	$1,169,180
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,734,405
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37	(PR 08/01/14) (NPFGC-FGIC)	10	10,836
4.75%, 08/01/37	(Call 08/01/14) (NPFGC-FGIC)	285	293,302
Los Angeles Unified School District GO
5.75%, 07/01/13	(NPFGC)	585	611,664
Series A
5.00%, 07/01/13	(NPFGC)	875	909,729
5.00%, 07/01/17	(Call 07/01/16) (NPFGC)	1,000	1,160,580
5.00%, 07/01/21	(PR 07/01/13) (AGM)	500	519,930
5.00%, 07/01/22	(PR 07/01/13) (AGM)	6,135	6,379,541
5.00%, 07/01/23	(PR 07/01/13) (AGM)	1,000	1,039,860
5.00%, 07/01/24	(PR 07/01/13) (AGM)	1,000	1,039,860
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	2,400	2,495,664
5.25%, 07/01/14	(PR 07/01/13) (NPFGC)	900	937,746
5.25%, 07/01/20	(PR 07/01/13) (AGM)	2,075	2,162,025
5.38%, 07/01/18	(PR 07/01/13)	350	365,043
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	3,059,640
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,000	1,113,620
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,223,031
Series A-2
4.00%, 07/01/14		1,000	1,065,690
5.00%, 07/01/21		1,000	1,234,490

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series B
5.00%, 07/01/16	(AGM)	$600	$697,410
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	200	228,686
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	568,490
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	281,993
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,160,150
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,988,275
Series F
5.00%, 07/01/15	(PR 07/01/13) (AGM)	500	519,930
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	700	727,902
Series I
5.00%, 07/01/14		400	433,576
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,460,200
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	356,217
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	96,135
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	157,470
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	2,970,875
Series A
5.00%, 10/01/29	(Call 04/01/22)	800	982,496
Series C
5.00%, 10/01/26	(Call 10/01/21)	1,000	1,234,290

Security		Principal (000s)	Value

5.00%, 10/01/27		$2,500	$3,299,800
5.00%, 07/01/35	(Call 07/01/16)	2,400	2,714,136
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	574,180
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	1,500	1,005,765
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,962,065
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	455,730
0.00%, 08/01/41	(Call 08/01/21)	520	84,490
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,153,320
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	557,345
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	387,140
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	550,870
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	652,331
Poway Unified School District GO
0.00%, 08/01/33		1,000	367,010
0.00%, 08/01/41		1,500	346,710
0.00%, 08/01/46		4,250	737,758
0.00%, 08/01/51		1,250	162,425

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	$560	$373,061
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	524,044
Series A
4.75%, 05/01/23	(Call 10/01/12) (AMBAC)	180	180,122
5.40%, 11/01/20	(AMBAC)	500	570,090
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	852,353
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	3,875	4,410,215
Series X
5.00%, 08/15/20		500	617,640
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,203,480
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	1,000	1,065,910
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	1,027,224
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,548,510
San Diego County Water Authority COP Water Revenue Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,211,996

Security		Principal (000s)	Value

San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	$1,000	$1,140,270
Series B
5.00%, 05/15/13		800	826,872
5.00%, 05/15/18		1,000	1,210,040
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,413,320
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	818,083
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,691,565
San Diego Unified School District GO
0.00%, 07/01/30		1,300	565,760
0.00%, 07/01/35		1,710	564,916
0.00%, 07/01/43		1,180	245,287
0.00%, 07/01/44		1,800	354,492
Series C
0.00%, 07/01/46		275	48,645
0.00%, 07/01/48	(Call 07/01/40)	1,500	703,980
Series D-1
5.50%, 07/01/17	(NPFGC)	105	124,509
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	3,095	3,398,991
Series E
0.00%, 07/01/47	(Call 07/01/42)	1,000	388,580
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,280,340
Series R-1
0.00%, 07/01/31		2,000	823,120
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,599,318

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/28	(Call 05/01/22)	$1,500	$1,765,215
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,143,000
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,725,320
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	553,925
San Francisco City & County Public Utilities Commission RB Water Revenue
5.00%, 11/01/35	(Call 05/01/22)	2,000	2,320,660
Series A
4.75%, 11/01/36	(Call 05/01/16) (AGM)	2,000	2,124,880
5.00%, 11/01/30	(Call 11/01/21)	500	590,145
5.00%, 11/01/32	(Call 11/01/21)	2,000	2,342,900
5.00%, 11/01/35	(Call 11/01/19)	1,000	1,131,520
5.00%, 11/01/41	(Call 11/01/21)	1,750	1,992,497
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,121,220
San Joaquin County Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	589,475
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19		980	888,145
0.00%, 01/01/20		500	438,750
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/27	(Call 10/01/12) (AMBAC)	1,000	1,003,300
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	83,390
0.00%, 08/01/51		1,500	200,310

Security		Principal (000s)	Value

San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	$3,000	$3,408,300
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,931,370
Series C
0.00%, 09/01/30	(NPFGC)	1,190	540,784
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	822,143
San Mateo Union High School District GO
0.00%, 09/01/33		500	258,480
0.00%, 09/01/41	(Call 09/01/36)	460	240,690
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	572,970
San Mateo-Foster City School Facilities Financing Authority RB Miscellaneous Revenue
4.50%, 08/15/15	(AGM)	100	111,699
Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36	(Call 05/15/18)	500	556,905
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,587,516
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	483,335
6.75%, 07/01/13		1,200	1,259,268
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,446,780
5.00%, 07/01/30	(Call 07/01/20)	1,750	2,016,385
Series A
5.00%, 07/01/18		1,500	1,829,625

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	$625	$649,913
State of California GO
3.00%, 09/01/13		500	513,080
3.20%, 04/01/13		300	305,013
3.50%, 10/01/17		1,000	1,113,350
4.00%, 04/01/13		1,750	1,787,397
4.00%, 09/01/13	(NPFGC)	700	725,291
4.00%, 11/01/13		1,000	1,041,810
4.00%, 09/01/14	(NPFGC)	500	534,535
4.00%, 08/01/15		200	219,094
4.00%, 09/01/17		295	335,324
4.00%, 09/01/20		500	571,085
4.50%, 08/01/26	(Call 02/01/17)	1,650	1,775,119
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,133,420
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,193,740
4.75%, 04/01/18		280	330,338
5.00%, 09/01/12		230	230,000
5.00%, 11/01/12		500	503,940
5.00%, 02/01/13		1,000	1,019,480
5.00%, 03/01/13		2,360	2,415,106
5.00%, 05/01/13		1,800	1,855,836
5.00%, 03/01/14		1,600	1,708,144
5.00%, 03/01/14	(NPFGC-FGIC)	165	176,152
5.00%, 05/01/14		1,125	1,209,161
5.00%, 08/01/14		660	716,423
5.00%, 11/01/14		500	547,885
5.00%, 03/01/15		500	553,900
5.00%, 04/01/15		2,500	2,777,800
5.00%, 11/01/15		1,500	1,700,925
5.00%, 12/01/15	(Call 06/01/14)	380	419,296
5.00%, 02/01/16		3,000	3,425,880
5.00%, 03/01/16		2,845	3,257,553
5.00%, 04/01/16		600	688,794
5.00%, 05/01/16	(Call 05/01/15)	300	333,570
5.00%, 08/01/16		200	231,938
5.00%, 09/01/16		1,000	1,162,570
5.00%, 10/01/16		850	990,599
5.00%, 11/01/16	(AMBAC)	345	403,039
5.00%, 12/01/16		200	234,214
5.00%, 03/01/17	(Call 03/01/15)	2,900	3,204,993

Security		Principal (000s)	Value

5.00%, 04/01/17		$725	$851,607
5.00%, 05/01/17	(Call 05/01/15)	550	611,545
5.00%, 06/01/17	(Call 06/01/15)	4,750	5,297,437
5.00%, 06/01/17	(XLCA)	300	353,679
5.00%, 03/01/18		400	476,324
5.00%, 04/01/18		2,650	3,161,874
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,796,742
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	1,000	1,163,510
5.00%, 08/01/18	(Call 02/01/17)	295	342,719
5.00%, 03/01/19	(Call 03/01/15)	6,125	6,753,119
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,350,974
5.00%, 09/01/19		500	606,145
5.00%, 10/01/19		1,000	1,213,760
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	586,000
5.00%, 12/01/20	(Call 12/01/16)	510	592,890
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,471,795
5.00%, 08/01/21	(Call 02/01/17)	900	1,016,968
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,120,472
5.00%, 11/01/21	(Call 11/01/17)	250	291,243
5.00%, 04/01/22		1,000	1,217,090
5.00%, 08/01/22	(Call 02/01/17)	320	368,042
5.00%, 12/01/22	(Call 12/01/16)	250	286,180
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,085,230
5.00%, 08/01/23	(Call 02/01/17)	340	390,102
5.00%, 10/01/23	(Call 10/01/12)	500	501,640
5.00%, 02/01/24	(Call 08/01/13)	3,505	3,625,747
5.00%, 08/01/24	(Call 02/01/17)	750	858,105
5.00%, 02/01/25	(Call 08/01/13)	1,500	1,550,415
5.00%, 04/01/25	(Call 04/01/18)	1,050	1,197,672
5.00%, 08/01/25	(Call 02/01/17)	2,850	3,251,650
5.00%, 11/01/25	(Call 11/01/20)	500	577,495
5.00%, 12/01/25	(Call 12/01/16)	1,000	1,122,530
5.00%, 02/01/26	(Call 02/01/22)	2,000	2,347,120
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,398,825
5.00%, 02/01/27	(AMBAC)	550	678,475
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,252,080
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,098,600

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 03/01/28	(Call 03/01/16)	$1,250	$1,363,312
5.00%, 08/01/28	(Call 08/01/18)	250	280,475
5.00%, 10/01/29	(Call 10/01/19)	13,185	14,820,336
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,264,580
5.00%, 04/01/31	(PR 04/01/14) (AMBAC)	1,450	1,558,764
5.00%, 02/01/32	(Call 08/01/13)	1,665	1,815,262
5.00%, 02/01/32	(PR 08/01/13)	335	349,676
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,290,803
5.00%, 11/01/32	(Call 11/01/17)	2,995	3,267,156
5.00%, 02/01/33	(Call 08/01/13)	3,530	3,922,588
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,610,570
5.00%, 11/01/37	(Call 11/01/17)	6,100	6,552,620
5.00%, 12/01/37	(Call 12/01/17)	4,815	5,177,521
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,034,045
5.00%, 09/01/41	(Call 09/01/21)	3,000	3,289,020
5.00%, 10/01/41	(Call 10/01/21)	3,000	3,291,180
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,199,640
5.13%, 03/01/25	(Call 03/01/18)	560	645,355
5.13%, 02/01/28	(PR 02/01/14)	1,200	1,282,440
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,232,308
5.25%, 12/01/12		1,000	1,012,410
5.25%, 02/01/14	(PR 08/01/13)	170	177,837
5.25%, 02/01/14	(Call 08/01/13)	5	5,224
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,406,964
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,194,310
5.25%, 09/01/22		300	373,287
5.25%, 02/01/23		250	311,713
5.25%, 09/01/23	(Call 09/01/21)	4,390	5,322,129
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,399,240
5.25%, 09/01/25	(Call 09/01/21)	250	297,400
5.25%, 10/01/29	(Call 10/01/19)	3,400	3,882,494
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,163,740
5.25%, 03/01/30	(Call 03/01/20)	500	574,695
5.25%, 08/01/32	(AGM)	2,955	3,711,657
5.25%, 04/01/34	(PR 04/01/14)	1,000	1,078,960
5.25%, 04/01/35	(Call 04/01/22)	1,000	1,139,660
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,243,465
5.50%, 04/01/18		1,000	1,219,930
5.50%, 04/01/19		155	191,481
5.50%, 04/01/21	(Call 04/01/19)	315	385,251
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,418,080

Security		Principal (000s)	Value

5.50%, 08/01/30	(Call 08/01/18)	$485	$555,078
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,155,210
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,700,686
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,291,660
5.60%, 03/01/36	(Call 03/01/20)	595	691,616
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,182,810
5.75%, 04/01/28	(Call 04/01/19)	1,700	2,008,516
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,594,900
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,229,560
6.00%, 04/01/35	(Call 04/01/19)	430	513,618
6.00%, 11/01/35	(Call 11/01/19)	235	284,362
6.00%, 04/01/38	(Call 04/01/19)	16,350	19,259,973
6.00%, 11/01/39	(Call 11/01/19)	5,500	6,552,755
6.25%, 09/01/12		345	345,000
6.50%, 04/01/33	(Call 04/01/19)	4,700	5,857,140
Series A
4.25%, 07/01/17		1,080	1,251,007
5.00%, 07/01/15	(PR 07/01/14)	1,050	1,140,962
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	600	650,592
5.00%, 07/01/17		625	746,088
5.00%, 07/01/18		3,950	4,820,540
5.00%, 07/01/19		1,245	1,539,281
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,562,821
5.00%, 07/01/22	(Call 07/01/16)	5,315	6,120,541
5.25%, 07/01/13		1,675	1,744,378
5.25%, 07/01/13	(NPFGC)	4,165	4,339,096
5.25%, 07/01/14		3,205	3,494,276
5.25%, 07/01/14	(NPFGC-FGIC)	4,500	4,901,715
5.25%, 07/01/21	(Call 07/01/19)	2,000	2,431,700
Series B
5.00%, 07/01/23		1,800	1,946,250
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	2,000	2,191,120
University of California Regents RB College & University Revenue
Series D
5.00%, 05/15/37	(Call 05/15/16) (NPFGC-FGIC)	1,885	2,134,178

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	$250	$279,125
Series G
4.75%, 05/15/35	(Call 05/15/13) (NPFGC-FGIC)	460	476,629
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,199,910
5.00%, 05/15/37	(Call 05/15/22)	1,000	1,154,530
5.00%, 05/15/42	(Call 05/15/22)	1,500	1,723,665
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,633,245
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,107,020
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,275,498
5.00%, 05/15/14	(NPFGC)	150	161,983
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	347,439
University of California Regents RB Medical Center Pooled Revenue
Series A
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,363,837
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,076,063
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	135,085
William S. Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	168,855
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,146,180

Security		Principal (000s)	Value

COLORADO — 0.80%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	$1,000	$1,186,510
5.25%, 11/15/36	(Call 11/15/19)	200	224,682
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,147,640
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	5,310	6,077,773
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	(Call 11/01/18)	500	585,025
Colorado State University Board of Governors RB Enterprise Revenue
Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	571,465
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	713,934
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40		850	179,282
0.00%, 09/01/41		1,000	197,900
Series B
0.00%, 09/01/16	(NPFGC)	765	684,905
0.00%, 09/01/19	(NPFGC)	435	334,624
0.00%, 09/01/20	(NPFGC)	715	517,703
0.00%, 09/01/23	(NPFGC)	165	99,975
0.00%, 09/01/24	(NPFGC)	1,165	663,479
0.00%, 09/01/29	(NPFGC)	2,500	1,055,000

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Jefferson County School District No. R-1 GO
5.00%, 12/15/18	(SAW)	$500	$613,255
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,910,523
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	597,364
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	570,780
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,676,550
State of Colorado Building Excellent Schools Today COP Lease Revenue
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,139,160

			24,747,529
CONNECTICUT — 0.99%
State of Connecticut GO
Series A
4.00%, 01/01/13		1,465	1,483,635
5.00%, 01/01/13		1,500	1,524,075
5.00%, 01/01/14		4,800	5,096,640
5.00%, 01/01/16		1,000	1,144,270
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,225,303
Series B
5.00%, 05/01/16		500	578,875
5.00%, 05/15/21		1,000	1,252,450
5.25%, 06/01/20	(AMBAC)	790	997,264
Series C
5.00%, 12/01/15		500	571,410
5.50%, 12/15/13		1,000	1,066,920
5.50%, 12/15/15		275	319,168
Series D
5.00%, 01/01/14		1,000	1,061,800
5.00%, 11/01/19		1,000	1,239,640
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,376,620

Security		Principal (000s)	Value

Series E
5.00%, 12/15/16		$1,500	$1,772,310
5.00%, 12/15/18	(Call 12/15/16)	230	269,489
5.50%, 11/15/12		950	960,383
Series F
5.00%, 10/15/21	(PR 10/15/12) (AGM-CR)	3,500	3,520,545
State of Connecticut ST Obligation Revenue
Series 1
5.00%, 02/01/17		500	591,380
State of Connecticut ST Sales Tax Revenue
5.50%, 10/01/12	(NPFGC-FGIC)	500	502,210
Series 1
5.00%, 02/01/19		1,000	1,220,040

			30,774,427
DELAWARE — 0.02%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	590,605

			590,605
DISTRICT OF COLUMBIA — 0.85%
District of Columbia GO
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,756,096
Series C
5.00%, 06/01/16	(AGM)	1,000	1,156,970
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,122,050
Series A
4.50%, 04/01/42	(Call 04/01/17) (AMBAC)	1,100	1,139,105
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,198,630
5.00%, 12/01/26	(Call 06/01/20)	500	596,920
5.00%, 12/01/27	(Call 06/01/20)	500	594,570
5.00%, 12/01/31	(Call 06/01/20)	500	581,430

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series C
5.00%, 12/01/12		$400	$404,796
5.00%, 12/01/13		1,000	1,058,830
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,907,725
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,671,112
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	480,600
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,038,080
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,168,120
6.00%, 10/01/35	(Call 10/01/18)	500	607,875
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(PR 10/01/13) (NPFGC-FGIC)	2,815	2,958,931
5.50%, 10/01/23	(AGM)	240	308,573
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		4,000	967,320
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,414,568
Washington D.C. Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	203,274

			26,335,575
FLORIDA — 3.72%
Broward County RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,792,658

Security		Principal (000s)	Value

Broward County RB Water & Sewer Utility Revenue
Series A
5.25%, 10/01/34	(Call 10/01/18)	$500	$595,990
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21		1,000	1,183,530
City of Cape Coral RB Water Revenue
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,123,440
City of Clearwater RB Water & Sewer Revenue
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,140,680
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,426,438
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,983,397
County of Hillsborough School Board COP Lease Appropriation
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,913,700
County of Miami-Dade GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,112,080
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,132,040
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,179,259
County of Miami-Dade RB Miscellaneous Taxes
Series A
0.00%, 10/01/24	(Call 10/01/12) (NPFGC)	375	196,339

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series B
0.00%, 10/01/35	(Call 10/01/12) (NPFGC)	$850	$236,164
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29	(Call 10/01/20)	3,000	3,390,990
5.38%, 10/01/35	(Call 10/01/20)	1,000	1,142,330
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,545,040
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,097,400
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,875,389
Series B
5.00%, 10/01/14	(AGM)	500	545,130
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,913,975
County of Miami-Dade Transit System RB Sales Surtax Revenue
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,125,610
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,259,890
County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	3,100	3,401,754
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,230,726
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		500	533,220
5.00%, 07/01/14		1,000	1,080,100
5.00%, 07/01/15		1,035	1,151,438
5.00%, 07/01/16		2,040	2,322,968
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	500,225
5.25%, 10/01/21	(Call 10/01/18)	180	212,477

Security		Principal (000s)	Value

Florida State Board of Education GO
Series A
5.00%, 01/01/15		$2,865	$3,169,349
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,071,720
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,782,885
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,629,702
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,211,580
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,540,192
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20		1,000	1,233,210
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13		1,500	1,559,010
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,145,690
Series C
5.00%, 07/01/33	(Call 07/01/13)	1,000	1,040,790
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	374,213
JEA Electric System RB Electric Revenue
Series 3-D-2
5.00%, 10/01/38	(Call 04/01/20)	1,000	1,126,780
Series Three-B
5.00%, 10/01/39	(Call 10/01/21)	1,000	1,139,190
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	551,955

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series 23
3.00%, 10/01/12		$4,500	$4,510,665
5.00%, 10/01/14		1,200	1,314,084
5.00%, 10/01/15		200	226,962
5.00%, 10/01/18		500	608,355
JEA Water & Sewer System RB Water Revenue
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,168,460
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,059,590
Series A
5.00%, 07/01/40	(Call 07/01/20)	2,000	2,178,160
Miami-Dade County School Board COP Lease Appropriation Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,028,880
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	3,035,799
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,525,625
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,734,100
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,749,630
Orlando Utilities Commission RB Water Revenue
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	586,480

Security		Principal (000s)	Value

Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/35	(Call 07/01/20)	$2,000	$2,231,460
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,762,075
Series B
5.00%, 07/01/35	(Call 07/01/13) (AMBAC)	1,000	1,024,270
Palm Beach County School District COP Lease Appropriation
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	316,767
Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	546,340
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/31	(Call 10/01/21)	1,890	2,191,814
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	270,992
State of Florida GO
Series A
5.00%, 06/01/16		3,060	3,560,616
5.00%, 06/01/18		500	608,730
5.00%, 06/01/21	(Call 06/01/20)	500	613,335
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,148,910
Series D
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,304,460
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,189,060
Tampa Bay Water RB Water Revenue
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,205,660
Series A
5.00%, 10/01/16		500	586,285
Series B
5.00%, 10/01/19		1,000	1,232,470

			115,440,677

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

GEORGIA — 2.34%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	$900	$968,517
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,216,350
Series B
5.00%, 01/01/18		685	816,342
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,203,660
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,513,515
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,121,050
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,125,627
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	572,855
5.50%, 11/01/18	(NPFGC-FGIC)	100	124,026
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,240,530
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,232,730
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,849,656
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,303,712
County of DeKalb RB Water & Sewerage Revenue
Series A
5.00%, 10/01/35	(Call 10/01/13)	1,000	1,037,130
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,723,966
County of Fulton RB Water Revenue
5.00%, 01/01/35	(Call 01/01/14) (NPFGC-FGIC)	1,600	1,673,408
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	900	1,092,357

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	$1,500	$1,553,085
5.00%, 06/01/14	(NPFGC)	200	215,898
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16		2,000	2,323,140
5.00%, 06/01/19		1,100	1,351,163
Gwinnett County School District GO
5.00%, 02/01/13		2,625	2,677,421
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	2,425	2,788,265
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,073,405
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,983,396
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,173,680
5.25%, 01/01/17		500	586,635
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,000	2,444,240
5.75%, 01/01/20	(Call 07/01/18)	500	603,655
Series Y
6.40%, 01/01/13	(AMBAC)	55	55,958
State of Georgia GO
Series B
5.00%, 07/01/18	(Call 07/01/15)	1,090	1,226,828
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,121,620
5.00%, 01/01/20	(Call 01/01/19)	2,500	3,075,950
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,210,020
Series C
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,361,700
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,219,160

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.50%, 07/01/14		$625	$684,494
5.50%, 07/01/16	(Call 07/01/14)	3,975	4,340,302
Series E
4.00%, 07/01/13		2,500	2,579,275
5.00%, 07/01/14		1,000	1,086,050
Series E-2
4.50%, 09/01/15		800	897,792
Series I
5.00%, 07/01/18		825	1,017,060
5.00%, 07/01/19		1,500	1,876,215
5.00%, 07/01/20		2,600	3,293,186

			72,635,024
GUAM — 0.04%
Government of Guam RB Business Privileges Taxes
Series A
5.00%, 01/01/31	(Call 01/01/22)	1,000	1,134,700

			1,134,700
HAWAII — 0.92%
City & County of Honolulu GO
Series B
5.25%, 10/01/12	(NPFGC)	4,000	4,016,840
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	3,143,112
State of Hawaii GO
Series DG
5.00%, 07/01/13	(AMBAC)	4,315	4,486,608
5.00%, 07/01/15	(AMBAC)	2,200	2,480,148
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,155,130
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	606,140
Series DY
5.00%, 02/01/18		1,000	1,208,500
Series DZ
5.00%, 12/01/20		750	941,190
5.00%, 12/01/22	(Call 12/01/21)	1,000	1,244,140

Security		Principal (000s)	Value

5.00%, 12/01/23	(Call 12/01/21)	$1,000	$1,236,550
5.00%, 12/01/28	(Call 12/01/21)	500	607,245
5.00%, 12/01/30	(Call 12/01/21)	750	901,215
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,792,875
Series EA
5.00%, 12/01/20		500	627,460
State of Hawaii RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,066,559

			28,513,712
ILLINOIS — 4.51%
Chicago Board of Education COP Lease Non-Terminable
Series A
6.00%, 01/01/20	(NPFGC, GO of Board)	1,000	1,177,210
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	1,000	1,086,290
5.00%, 12/01/42	(Call 12/01/22)	2,000	2,179,000
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,243,660
Series B
5.00%, 12/01/23	(Call 12/01/17) (AMBAC)	1,000	1,119,840
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	5,600	6,268,248
5.25%, 12/01/26	(Call 12/01/18)	145	165,171
Chicago Park District GO
Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,130,130
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	65,448
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	299,959
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	500	549,055
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,729,625

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 01/01/26	(Call 01/01/20) (AGM)	$1,000	$1,129,330
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,146,215
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	971,838
5.00%, 01/01/33	(Call 01/01/22)	1,750	1,979,722
5.00%, 01/01/34	(PR 01/01/14) (AGM)	1,650	1,753,801
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,101,490
City of Chicago RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	553,240
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,605,255
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	535,170
5.75%, 01/01/39	(Call 01/01/21)	500	588,590
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,438,656
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	575,229
5.25%, 01/01/15	(NPFGC-FGIC)	510	563,734
5.25%, 01/01/17	(NPFGC)	1,050	1,231,451
5.25%, 01/01/18	(NPFGC)	820	969,183
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	2,500	2,803,000
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,931,296
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,082,780
5.00%, 01/01/40	(Call 01/01/20)	610	651,206
City of Chicago RB Sales Tax Revenue
Series A
5.00%, 01/01/41	(Call 01/01/22)	1,000	1,120,200
City of Chicago RB Water Revenue
5.00%, 11/01/42	(Call 11/01/22)	1,500	1,707,540
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,136,020

Security		Principal (000s)	Value

County of Cook GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	$500	$534,235
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	570,679
5.00%, 11/15/19		500	600,400
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,755,747
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,195,540
5.25%, 11/15/28	(Call 11/15/21)	500	587,685
Series B
5.00%, 11/15/29	(Call 11/15/14) (NPFGC)	765	818,420
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,889,432
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14	(AGM)	500	527,860
5.00%, 01/01/21	(Call 07/01/15) (AGM)	1,000	1,112,350
5.00%, 01/01/22	(Call 07/01/15) (AGM)	500	554,390
5.00%, 01/01/23	(Call 07/01/15) (AGM)	1,225	1,350,660
5.50%, 01/01/13	(AGM)	500	507,700
Series A-1
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	3,033,207
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	8,176,786
5.00%, 01/01/31	(Call 01/01/20)	700	778,365
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,284,792
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	2,111,652

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 01/01/31	(PR 07/01/16) (AGM)	$7,030	$8,247,174
Series B
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,109,310
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	443,158
0.00%, 12/15/22	(NPFGC)	340	231,146
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,411,960
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51		9,000	1,171,260
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,134,360
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/26	(AGM)	2,000	1,118,420
0.00%, 06/15/27	(AGM)	1,000	527,650
0.00%, 06/15/31	(NPFGC)	1,035	439,585
0.00%, 06/15/36	(NPFGC)	2,800	876,988
0.00%, 06/15/37	(NPFGC)	415	122,599
0.00%, 06/15/40	(NPFGC)	3,500	875,315
0.00%, 06/15/43	(AGM)	2,000	419,200
0.00%, 06/15/45	(AGM)	500	93,480
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,631,895
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,657,065
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,245,880
Series A
0.00%, 12/15/34	(NPFGC)	2,000	691,820
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,132,340
5.00%, 12/01/27	(Call 06/01/16)	875	986,353
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,422,786
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	847,335
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,781,460

Security		Principal (000s)	Value

Series B
5.00%, 12/01/32	(Call 12/01/21)	$1,000	$1,182,620
Series C
5.25%, 12/01/32		780	1,015,552
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	355	378,728
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21	(AGM)	500	633,995
5.75%, 06/01/23	(AGM)	1,000	1,275,270
State of Illinois GO
5.00%, 01/01/15		590	643,000
5.00%, 01/01/17	(AGM)	1,500	1,708,605
5.00%, 01/01/20	(AGM)	500	581,080
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,675,170
5.00%, 08/01/22		580	665,335
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,250,720
Series A
5.00%, 06/01/16		100	113,352
5.00%, 03/01/34	(Call 03/01/14)	4,985	5,066,904
Series B
5.00%, 03/01/13		6,350	6,494,208
5.00%, 03/01/14		1,140	1,209,152
State of Illinois RB Federal Grant Revenue
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,750,290
5.00%, 12/15/17	(Call 12/15/16)	500	582,035
5.00%, 12/15/18	(Call 06/15/16)	500	575,180
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,206,760
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/13		700	726,089
5.00%, 06/15/15		300	336,966
5.00%, 06/15/19		500	606,110
Village of Schaumburg GO
Series B
5.25%, 12/01/34	(Call 12/01/14) (NPFGC-FGIC)	645	701,483

			139,975,625

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

INDIANA — 0.61%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	$1,000	$1,127,450
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	5,032,905
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.25%, 02/01/17		705	840,466
Indiana Finance Authority RB Sewer Revenue
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,102,730
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20		1,000	1,242,170
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	536,755
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,618,455
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,846,860
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,707,000

			19,054,791
IOWA — 0.02%
State of Iowa RB General Fund
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	592,165

			592,165

Security		Principal (000s)	Value

KANSAS — 0.10%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	$450	$552,875
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12		700	700,000
5.00%, 09/01/16		1,000	1,174,080
5.00%, 03/01/22	(Call 03/01/14)	660	701,936

			3,128,891
KENTUCKY — 0.29%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
First Series
5.25%, 09/01/18	(NPFGC)	320	391,757
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	500	548,005
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	5,350	6,290,583
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	588,255
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,156,310

			8,974,910
LOUISIANA — 0.58%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,119,880
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	465,966

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 06/01/16	(AMBAC)	$275	$308,435
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	412,994
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	500	554,795
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	546,955
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	2,230	2,521,795
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	504,198
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,445,780
Series C
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,248,130
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	710	801,114
5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	750	835,140
Series A-1
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,242,300
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,232,800
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,209,508
5.00%, 05/01/45	(Call 05/01/20)	1,250	1,401,850

			17,851,640
MARYLAND — 1.40%
County of Montgomery GO
Series A
5.00%, 07/01/15		500	565,035
5.00%, 07/01/21		500	639,510
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,925,950
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		275	296,758
5.00%, 03/01/17		1,000	1,194,420

Security		Principal (000s)	Value

Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		$2,500	$2,912,500
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		500	512,185
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,215,900
State of Maryland GO
4.00%, 08/15/21		1,000	1,198,390
4.00%, 08/15/22		1,000	1,204,750
5.00%, 02/15/17	(PR 02/15/15)	260	289,588
5.00%, 03/01/19		500	621,185
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,552,637
First Series
5.00%, 03/15/17		450	537,944
5.00%, 03/15/18	(Call 03/15/17)	1,060	1,253,164
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,668,556
First Series A
5.25%, 02/15/13		3,500	3,581,060
5.25%, 03/01/16		400	466,248
Second Series
5.00%, 07/15/13		400	416,812
5.00%, 07/15/14		1,790	1,947,538
5.00%, 08/01/15		2,500	2,834,075
5.00%, 08/01/16		500	587,370
Second Series B
5.00%, 03/15/22	(Call 03/15/19)	2,000	2,424,020
Second Series C
5.00%, 11/01/16		540	639,581
Second Series E
5.00%, 08/01/16		1,000	1,174,740
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	237,871
Series C
5.00%, 11/01/17		2,700	3,286,710
5.00%, 11/01/18		1,000	1,242,750
5.00%, 03/01/20	(Call 03/01/19)	1,120	1,378,664
Series ST
5.00%, 02/15/13		1,530	1,563,691

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Third Series C
5.00%, 11/01/19		$1,500	$1,888,290

			43,257,892
MASSACHUSETTS — 4.76%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		1,250	1,360,987
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,952,702
5.00%, 03/01/22	(PR 03/01/15)	850	948,455
5.00%, 03/01/23	(PR 03/01/15) (AGM)	4,020	4,485,637
5.00%, 09/01/28	(Call 09/01/18)	4,410	5,191,408
5.00%, 03/01/34	(Call 03/01/19)	460	537,308
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,190,690
Series B
5.00%, 11/01/16		1,100	1,298,011
5.25%, 09/01/23	(AGM)	215	279,810
5.25%, 09/01/24	(AGM)	500	656,550
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	711,775
5.50%, 12/01/16	(AGM)	500	601,975
5.50%, 12/01/17	(AGM)	500	619,475
5.50%, 12/01/22	(AMBAC)	1,300	1,724,853
5.50%, 12/01/23	(AMBAC)	900	1,197,279
Series D
5.00%, 08/01/22	(PR 08/01/16)	200	235,700
5.50%, 11/01/12	(NPFGC)	1,000	1,008,880
5.50%, 10/01/16		1,600	1,915,408
5.50%, 10/01/18		400	503,420
5.50%, 10/01/19	(AMBAC)	1,355	1,730,999
5.50%, 10/01/20	(NPFGC)	2,200	2,847,526
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,725,114
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		600	769,698
5.50%, 08/01/30	(AMBAC)	1,000	1,380,050
Series B
5.00%, 08/01/24	(PR 08/01/14)	415	450,935
5.25%, 08/01/16	(AGM)	1,135	1,339,867

Security		Principal (000s)	Value

5.25%, 08/01/20		$3,845	$4,891,801
5.25%, 08/01/21		425	545,203
5.25%, 08/01/22		3,100	4,014,748
Series C
5.00%, 09/01/12		500	500,000
5.00%, 05/01/16		875	1,015,901
5.00%, 09/01/25	(PR 09/01/15)	500	569,420
5.50%, 11/01/13		1,510	1,602,654
5.50%, 11/01/14	(NPFGC-FGIC)	3,620	4,020,046
5.50%, 11/01/15	(GOI)	250	289,333
Series D
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,233,080
5.50%, 11/01/13	(NPFGC)	1,255	1,332,007
5.50%, 08/01/17		1,000	1,226,580
6.00%, 11/01/13	(NPFGC)	1,875	2,000,062
Series E
5.00%, 12/01/16		1,000	1,183,010
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13		1,500	1,556,400
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	(AGM)	1,000	1,181,300
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	610	775,780
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,958,895
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	575	610,133
5.25%, 01/01/25	(PR 01/01/14) (FGIC)	160	170,307
5.75%, 01/01/32	(PR 01/01/14) (FGIC)	815	872,922
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26	(PR 01/01/14) (FGIC)	1,000	1,064,420

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	$650	$689,475
5.00%, 12/15/14	(AGM)	1,875	2,071,031
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28		130	167,337
5.00%, 07/01/31	(PR 07/01/15)	900	1,018,431
5.00%, 07/01/31		1,725	2,221,472
5.25%, 07/01/21		765	982,880
5.25%, 07/01/30		2,435	3,231,318
Series B
5.25%, 07/01/14		1,545	1,684,714
5.25%, 07/01/17		600	727,920
5.25%, 07/01/19		1,145	1,438,086
5.25%, 07/01/21		1,400	1,798,734
Series C
5.00%, 07/01/34	(PR 07/01/18)	2,450	3,028,984
5.50%, 07/01/16		1,290	1,532,959
5.50%, 07/01/17		200	245,045
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21		1,000	1,284,810
Massachusetts Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18		720	848,282
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15		375	418,193
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,208,590
5.00%, 08/15/13		515	538,422

Security		Principal (000s)	Value
5.00%, 08/15/14	(AGM)	635	692,341

5.00%, 08/15/17	(Call 08/15/15) (AGM)	$1,000	$1,127,920
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,273,840
5.00%, 08/15/25	(Call 08/15/22)	3,000	3,729,420
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,236,410
5.00%, 08/15/30	(PR 08/15/15) (AGM)	640	727,629
5.00%, 08/15/30	(Call 08/15/15) (AGM)	4,360	4,815,533
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,229,050
Series B
5.00%, 10/15/19		1,000	1,242,440
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,173,360
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,171,767
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43	(Call 05/01/22)	750	863,475
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,462,404
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,105,770
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28	(NPFGC)	1,000	564,010
5.00%, 01/01/20		300	351,234
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21		500	645,700
Series A
5.25%, 08/01/15		1,855	2,112,826
5.25%, 08/01/19		1,000	1,266,360

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	$500	$605,660
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	4,700	5,322,515
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	605,710
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,154,590
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,615,654
5.25%, 08/01/23	(AGM)	1,000	1,300,070
5.25%, 08/01/28	(AGM)	1,000	1,317,440
5.25%, 08/01/31	(AGM)	800	1,057,008
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,180,870
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,299,940

			147,666,143
MICHIGAN — 1.33%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,107,200
City of Detroit Water Supply System RB Sewer Revenue
Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	4,275	4,443,563
City of Detroit Water Supply System RB Water Revenue
Series A
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,051,870
Series B
6.25%, 07/01/36	(Call 07/01/19) (AGM)	750	873,847

Security		Principal (000s)	Value

Series C
5.00%, 07/01/41	(Call 07/01/21)	$1,000	$1,022,870
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	203,531
5.25%, 05/01/30	(AGM)	2,500	3,091,450
Detroit Water and Sewerage Department RB Sewer Revenue
Series A
5.25%, 07/01/39	(Call 07/01/22)	1,000	1,064,730
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,478,390
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,290,920
Series A
2.00%, 01/01/13		2,500	2,515,075
5.00%, 07/01/14		2,500	2,711,775
5.00%, 01/01/17		975	1,152,255
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/15		510	587,923
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/12	(AGM)	500	503,005
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	208,850
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,093,520
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,356,576
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,299,040
State of Michigan GO
5.50%, 12/01/13		500	532,120
5.50%, 12/01/14		500	556,410

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series A
5.00%, 05/01/17		$200	$234,686
5.00%, 05/01/19	(Call 05/01/18)	230	271,474
5.00%, 11/01/20	(Call 11/01/18)	760	897,484
5.25%, 11/01/22	(Call 11/01/18)	200	235,180
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	358,190
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,948,896
State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/12	(AGM)	1,700	1,700,000
5.00%, 09/01/15	(AGM)	250	282,815
Wayne County Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,088,620

			41,162,265
MINNESOTA — 0.62%
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,036,180
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		1,000	1,256,680
Series B
5.00%, 03/01/19		510	633,609
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,108,320
5.25%, 01/01/17	(AMBAC)	500	590,825
State of Minnesota GO
5.00%, 10/01/12		1,045	1,049,184

Security		Principal (000s)	Value

5.00%, 10/01/13		$500	$525,793
5.00%, 08/01/15		500	566,500
5.00%, 08/01/17		800	966,136
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,358,840
Series A
5.00%, 10/01/13		500	525,760
5.00%, 08/01/15		1,000	1,133,000
5.00%, 08/01/16		1,500	1,760,835
5.00%, 08/01/18		500	617,015
5.00%, 08/01/25	(Call 08/01/20)	1,600	2,012,448
Series D
5.00%, 08/01/14		1,000	1,089,410
5.00%, 08/01/15		400	453,200
5.00%, 08/01/20		640	810,541
Series H
5.00%, 11/01/19		500	628,650

			19,122,926
MISSISSIPPI — 0.13%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (XLCA)	250	254,008
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,189,470
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,161,420
5.25%, 11/01/15		1,250	1,436,850

			4,041,748
MISSOURI — 0.46%
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	539,280
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		625	666,744
5.25%, 05/01/18	(Call 05/01/17)	2,600	3,127,202
Series B
5.00%, 05/01/26	(Call 05/01/16)	5,000	5,699,000

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	$2,000	$2,084,560
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,125,340

			14,242,126
NEBRASKA — 0.19%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,163,240
Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14	(NPFGC)	1,755	1,864,424
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	697,178
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	1,035,580
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,142,170

			5,902,592
NEVADA — 0.79%
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,730,505
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,547,437
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,655,200
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,692,510
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,381,572
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,151,310

Security		Principal (000s)	Value

Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38	(Call 07/01/19)	$1,000	$1,196,480
County of Clark RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,931,853
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	571,470
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,124,710
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,353,220

			24,336,267
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		25	30,042

			30,042
NEW JERSEY — 5.48%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	1,000	1,233,750
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	2,007,540
Series C
5.25%, 11/01/20	(AGM)	700	892,087
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21	(PR 11/01/13) (AGM)	300	316,674
5.25%, 11/01/19	(PR 11/01/13) (AGM)	250	264,622

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.50%, 11/01/13	(AGM)	$500	$530,475
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,210,305
5.13%, 11/01/18	(AGM)	500	618,755
New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	903,287
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(Call 03/01/15)	1,500	1,616,805
5.25%, 03/01/22	(Call 03/01/15)	1,610	1,764,850
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18		1,500	1,809,510
Series A
5.00%, 05/01/13		400	412,036
5.00%, 07/01/29	(Call 07/01/14) (NPFGC)	200	212,402
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	500	541,650
5.25%, 07/01/16	(Call 07/01/14) (NPFGC)	380	411,654
5.25%, 07/01/17	(Call 07/01/14) (NPFGC)	3,050	3,304,065
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	293,145
Series DD
5.00%, 12/15/17		1,250	1,489,575
Series EE
5.00%, 09/01/20		1,500	1,825,335
5.25%, 09/01/24	(Call 03/01/21)	750	898,357
Series F
5.00%, 06/15/24	(PR 06/15/13) (FGIC)	700	726,327
5.00%, 06/15/26	(PR 06/15/13)	780	809,336

Security		Principal (000s)	Value

Series G
5.00%, 09/01/20	(PR 09/01/13) (AMBAC)	$500	$523,775
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,212,800
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	299,710
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,169,177
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	685,983
Series K
5.25%, 12/15/15	(NPFGC-FGIC)	1,200	1,375,644
5.25%, 12/15/16	(Call 12/15/15) (AMBAC)	3,655	4,178,542
5.25%, 12/15/20	(AMBAC)	500	619,915
5.50%, 12/15/19	(AMBAC)	1,000	1,253,680
Series N-1
5.50%, 09/01/26	(AMBAC)	2,000	2,573,480
5.50%, 09/01/27	(NPFGC-FGIC)	2,000	2,623,140
Series W
5.00%, 03/01/16		385	439,366
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31	(PR 05/15/14)	1,155	1,271,401
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13		2,000	2,070,180
5.00%, 06/15/13	(FGIC)	1,050	1,088,808
5.00%, 06/15/14		500	535,170
5.00%, 06/15/22	(AGM)	1,500	1,742,970
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,125,310
5.00%, 06/15/26	(Call 06/15/22)	500	560,010
5.38%, 06/15/14		1,575	1,717,018
5.75%, 06/15/29	(PR 06/15/14)	2,750	3,016,337
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	543,582

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series A
5.25%, 09/01/21	(PR 09/01/12) (AMBAC)	$640	$640,000
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	714,042
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	251,017
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 01/01/15) (AGM)	2,700	2,913,246
5.00%, 01/01/20	(PR 07/01/13) (AGM)	5,000	5,165,300
5.00%, 01/01/21	(PR 07/01/13) (AGM)	900	926,622
5.00%, 01/01/21	(Call 01/01/15) (AGM)	1,000	1,074,680
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,160,840
5.00%, 01/01/35	(Call 01/01/22)	1,000	1,152,920
6.00%, 01/01/13	(NPFGC)	4,260	4,342,431
Series B
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,208,160
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,358,920
Series C
6.50%, 01/01/13	(NPFGC)	1,500	1,531,515
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,659,045
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,244,244
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,685,925

Security		Principal (000s)	Value

New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	$500	$542,845
Series B
5.50%, 09/15/12		1,000	1,002,030
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	783,785
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(Call 12/15/15) (NPFGC)	500	577,445
5.25%, 12/15/22	(AMBAC)	500	624,765
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,794,580
5.50%, 12/15/21	(NPFGC)	500	634,360
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20	(PR 06/15/14) (FGIC)	500	541,740
5.75%, 06/15/17		910	1,102,874
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	467,308
Series B
5.00%, 06/15/42	(Call 06/15/21)	1,000	1,119,820
5.25%, 12/15/12	(NPFGC-FGIC)	3,850	3,905,979
5.25%, 12/15/14	(NPFGC)	3,750	4,138,800
5.50%, 12/15/17	(NPFGC)	1,300	1,585,974
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22	(Call 10/01/12) (AGM)	10	10,014
5.25%, 12/15/19		2,360	2,920,335
5.25%, 12/15/21	(NPFGC)	695	867,284

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series A
0.00%, 12/15/25		$2,085	$1,241,763
0.00%, 12/15/28		4,140	2,117,072
0.00%, 12/15/30		1,000	460,930
0.00%, 12/15/31		7,000	3,052,140
0.00%, 12/15/32		400	164,756
0.00%, 12/15/33		930	361,361
0.00%, 12/15/34		1,055	386,193
0.00%, 12/15/35		610	210,462
0.00%, 12/15/37		4,700	1,423,301
0.00%, 12/15/38		8,725	2,508,667
0.00%, 12/15/39		6,630	1,817,018
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	835	948,026
5.25%, 12/15/20		3,080	3,837,280
5.25%, 12/15/21		600	748,734
5.25%, 12/15/21	(NPFGC)	5	6,567
5.50%, 06/15/13		350	364,458
5.50%, 12/15/13	(AMBAC)	1,250	1,331,912
5.50%, 12/15/15	(AMBAC)	515	592,374
5.50%, 12/15/16	(AGM)	1,000	1,193,280
5.50%, 12/15/21		500	634,360
5.50%, 12/15/22		1,000	1,272,100
5.50%, 12/15/23		500	639,520
Series B
5.25%, 06/15/22	(Call 06/15/21)	2,800	3,433,556
5.25%, 06/15/23	(Call 06/15/21)	1,000	1,214,680
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,188,440
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,029,819
0.00%, 12/15/28	(AMBAC)	3,130	1,575,235
0.00%, 12/15/31	(NPFGC-FGIC)	500	214,335
5.25%, 06/15/13	(NPFGC)	2,000	2,079,480
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,986,722
5.50%, 12/15/15	(AGM)	425	489,902
5.50%, 12/15/17	(AGM)	2,385	2,917,880
5.50%, 06/15/18	(PR 06/15/13)	2,150	2,239,655
5.50%, 06/15/19	(PR 06/15/13)	1,500	1,562,550
5.50%, 06/15/22	(PR 06/15/13)	1,000	1,041,700

Security		Principal (000s)	Value

5.50%, 06/15/24	(PR 06/15/13)	$1,000	$1,041,700
5.75%, 12/15/12	(AGM)	500	508,000
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	500	564,465
State of New Jersey GO
5.00%, 08/01/15		1,200	1,355,748
5.00%, 06/01/17		105	125,134
Series D
6.00%, 02/15/13		250	256,635
Series H
5.25%, 07/01/14		2,375	2,587,705
5.25%, 07/01/16		500	587,350
Series L
5.25%, 07/15/13		1,000	1,044,280
5.25%, 07/15/16	(AMBAC)	725	852,832
5.25%, 07/15/19	(AMBAC)	2,000	2,495,360
Series Q
5.00%, 08/15/19		1,000	1,233,250
5.00%, 08/15/21	(Call 08/15/20)	500	615,970

			169,922,042
NEW MEXICO — 0.31%
New Mexico Finance Authority RB Federal Grant Revenue
Series A-1
5.00%, 12/15/13		1,450	1,538,450
Series B
5.00%, 06/15/20		500	624,515
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,725,155
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	2,300	2,605,210
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	350	380,912
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14		1,000	1,085,860
5.00%, 07/01/16		500	583,450

			9,543,552

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

NEW YORK — 18.98%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		$500	$172,300
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,186,737
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,139,480
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,139,320
Series A-1
5.00%, 08/01/13		2,760	2,880,281
5.00%, 08/15/13		285	297,933
5.00%, 08/01/15		1,075	1,213,890
5.00%, 08/01/17		355	425,563
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,397,220
5.00%, 08/01/30	(Call 08/01/21)	500	587,115
5.00%, 08/01/31	(Call 08/01/21)	710	828,826
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,159,670
5.25%, 08/15/23	(Call 08/15/18)	6,850	8,336,998
Series B
5.00%, 08/01/14		2,400	2,612,016
5.00%, 08/01/17		1,000	1,198,770
5.25%, 08/01/15	(Call 08/01/14)	500	547,365
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	608,035
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,655,785
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,214,400
Series C
3.63%, 08/01/13	(CIFG)	400	412,172
5.00%, 08/01/13		1,115	1,163,601
5.00%, 08/01/14	(CIFG)	300	326,449
5.00%, 08/01/15		200	225,840
5.00%, 08/01/17	(Call 08/01/15) (AGM)	1,000	1,122,900
5.00%, 08/01/19		1,265	1,553,154
5.00%, 01/01/23	(Call 01/01/17)	1,000	1,156,310
5.00%, 08/01/24	(Call 08/01/19)	1,000	1,183,790
5.25%, 08/01/17		250	302,965
5.25%, 08/01/18		480	592,406
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	597,375

Security		Principal (000s)	Value

5.00%, 10/01/20	(Call 10/01/17)	$480	$558,115
5.00%, 10/01/22	(Call 10/01/17)	805	944,587
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,204,710
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,958,442
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,767,105
Series E
4.00%, 08/01/14		450	481,167
5.00%, 08/01/13		500	521,790
5.00%, 08/01/16		2,600	3,030,300
5.00%, 08/01/19	(Call 08/01/17)	1,000	1,179,950
5.00%, 11/01/20	(PR 11/01/14) (AGM)	55	60,544
5.00%, 11/01/20	(Call 11/01/14) (AGM)	395	433,193
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,212,510
5.00%, 08/01/22	(Call 08/01/19)	400	480,812
5.00%, 08/01/27	(Call 08/01/19)	1,000	1,170,540
Series F
5.00%, 08/01/17		2,400	2,877,048
5.00%, 08/01/29	(Call 02/01/22)	1,730	2,058,856
5.00%, 08/01/31	(Call 02/01/22)	1,750	2,057,212
Series F-1
5.00%, 09/01/15		285	322,774
5.00%, 09/01/20	(Call 09/01/15) (XLCA)	525	588,788
Series G
5.00%, 08/01/13		1,565	1,633,203
5.00%, 08/01/14		1,405	1,529,118
5.00%, 08/01/15		1,100	1,242,120
5.00%, 08/01/22	(Call 08/01/17)	785	917,265
5.00%, 08/01/24	(Call 08/01/17)	1,150	1,324,825
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,393,043
Series H
5.00%, 08/01/13		1,550	1,617,549
Series I
5.00%, 08/01/13		2,475	2,582,860
5.00%, 08/01/15	(Call 08/01/14)	310	337,888
5.00%, 08/01/16		1,000	1,165,500
5.00%, 08/01/19	(Call 08/01/14)	250	271,498
5.00%, 08/01/27	(Call 08/01/22)	1,000	1,208,880

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series I-1
5.00%, 08/01/17		$500	$599,385
5.00%, 08/01/18		215	262,008
5.00%, 04/01/24	(Call 04/01/16)	1,295	1,466,005
5.38%, 04/01/36	(Call 04/01/19)	3,500	4,045,160
Series J
5.00%, 03/01/30	(Call 03/01/15)	1,755	1,896,172
5.50%, 06/01/23	(PR 06/01/13)	1,200	1,247,796
Series J-1
5.00%, 08/01/13		1,250	1,304,475
5.00%, 05/15/25	(Call 05/15/19)	275	323,221
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,726,140
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,380,432
Series M
5.00%, 04/01/22	(Call 04/01/15)	425	469,162
Series O
5.00%, 06/01/17	(Call 06/01/15) (AGM)	500	558,060
5.00%, 06/01/20	(Call 06/01/15)	2,000	2,223,540
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	2,165,772
5.00%, 02/15/47	(Call 02/15/17)	6,425	6,800,284
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,111,270
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,406,950
5.75%, 02/15/47	(Call 02/15/21)	3,250	3,812,315
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	200	197,880
5.00%, 05/01/15		1,025	1,140,856
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,301,440
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	446,728
5.00%, 12/01/26	(Call 06/01/16) (XLCA)	1,200	1,336,020

Security		Principal (000s)	Value

5.25%, 12/01/20	(Call 06/01/16) (NPFGC-FGIC)	$2,000	$2,253,260
5.50%, 12/01/13	(AGM)	275	293,068
5.50%, 04/01/22	(Call 04/01/19)	500	610,815
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,291,114
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,421,722
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,209,560
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	2,048,795
5.25%, 12/01/12		300	303,738
5.25%, 12/01/13		500	530,175
5.25%, 06/01/14		1,600	1,731,392
5.25%, 12/01/14		1,000	1,104,610
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,267,969
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,601,961
Series D
5.00%, 09/01/12	(NPFGC)	240	240,000
5.00%, 09/01/14	(NPFGC)	155	168,710
Series E
5.00%, 12/01/17	(Call 12/01/16)	850	996,922
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	850,316
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	580,560
Series F
5.00%, 05/01/17	(NPFGC)	225	263,351
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	833,886
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 01/01/15	(SAP)	1,660	1,848,178
5.75%, 01/01/16	(SAP)	625	727,225
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,156,560
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,240,900

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/23		$825	$832,582
5.00%, 11/15/30		500	544,580
Series A
4.50%, 11/15/38	(Call 11/15/17)	1,800	1,873,584
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,971,356
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	262,173
5.00%, 11/15/18		250	300,475
5.00%, 11/15/25	(Call 11/15/12) (NPFGC-FGIC)	1,850	1,864,726
5.00%, 11/15/30	(Call 11/15/12) (AGM)	2,610	2,630,567
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,494,948
5.00%, 11/15/41	(Call 11/15/21)	500	555,240
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,660,500
5.13%, 11/15/31	(Call 11/15/12)	950	957,723
5.50%, 11/15/13	(AMBAC)	2,555	2,715,658
5.50%, 11/15/14	(AMBAC)	3,245	3,597,310
5.50%, 11/15/16	(PR 11/15/12) (AMBAC)	1,000	1,010,830
5.50%, 11/15/39	(Call 11/15/18)	600	680,334
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	522,615
4.75%, 11/15/31	(Call 11/15/16)	430	458,629
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,580,135
5.25%, 11/15/23	(AMBAC)	1,050	1,318,821
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,428,730
Series D
5.00%, 11/15/21		1,000	1,218,920
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,320,700
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,122,990
5.25%, 11/15/34	(Call 11/15/20)	280	318,310
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,129,930
Series D-1
5.00%, 11/01/22		750	919,275
Series E
5.00%, 11/15/42	(Call 11/15/22)	1,000	1,117,730

Security		Principal (000s)	Value

Series F
5.00%, 11/15/35	(Call 11/15/15)	$1,500	$1,578,765
Series H
5.25%, 11/15/12		700	707,315
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/12	(AMBAC)	230	232,254
Series H
5.25%, 11/15/17	(Call 11/15/14) (AMBAC)	720	792,403
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	618,873
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	305,109
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,598,670
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,301,075
5.00%, 06/15/27	(Call 06/15/17)	500	580,365
Series B
5.00%, 06/15/14	(AGM)	350	378,949
5.00%, 06/15/18	(Call 06/15/14)	500	540,525
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,328,127
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,511,062
5.00%, 06/15/31	(Call 06/15/21)	435	511,677
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,332,140

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 06/15/44	(Call 12/15/21)	$2,000	$2,273,440
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,343,000
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,187,060
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,453,000
5.00%, 06/15/38	(Call 06/15/17)	4,125	4,641,450
5.00%, 06/15/39	(Call 06/15/15)	2,990	3,205,664
5.75%, 06/15/40	(Call 06/15/18)	500	602,480
5.88%, 06/15/13	(AMBAC)	350	365,687
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,193,100
5.00%, 06/15/22	(Call 06/15/18)	4,600	5,454,588
5.00%, 06/15/34	(Call 06/15/21)	865	998,469
5.00%, 06/15/44	(Call 06/15/21)	1,600	1,808,576
Series B
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	110	121,738
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	140	154,367
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	237,943
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	314,247
5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	170	188,141
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	300	328,023
Series BB
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,170,830
5.00%, 06/15/30	(Call 06/15/20)	1,000	1,172,810
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,532,723
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,371,115
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,222,960
5.00%, 06/15/35	(PR 06/15/14)	95	102,824
5.00%, 06/15/35	(Call 06/15/14)	1,305	1,387,593
Series CC
5.00%, 06/15/45	(Call 12/15/21)	2,000	2,273,440
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	314,714
5.00%, 06/15/38	(Call 06/15/15)	7,200	7,941,816

Security		Principal (000s)	Value

Series DD
4.75%, 06/15/36	(Call 06/15/17)	$500	$551,475
5.00%, 06/15/32	(Call 06/15/18)	900	1,032,867
Series EE
5.00%, 06/15/17		1,225	1,462,160
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,456,037
5.25%, 06/15/40	(Call 06/15/19)	1,900	2,185,912
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	804,061
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,619,918
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,789,148
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 07/15/29		835	994,844
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,924,125
Series A
5.00%, 11/01/20		1,000	1,252,170
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,234,260
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,186,340
Series A-1
5.00%, 11/01/13		250	263,693
Series B
5.00%, 11/01/13		1,015	1,070,907
5.00%, 11/01/15		725	827,613
5.00%, 11/01/16		1,000	1,177,750
5.00%, 11/01/18		1,000	1,224,070
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,439,996
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,215,427
5.00%, 11/01/30	(Call 05/01/17)	1,250	1,495,955
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	578,600
5.00%, 11/01/39	(Call 11/01/20)	750	863,768
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,275,832
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	1,000	1,170,570
5.00%, 11/01/38	(Call 11/01/21)	1,565	1,792,551
Series D-2
5.00%, 11/01/12		1,250	1,259,987

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series E
4.00%, 11/01/12		$3,700	$3,723,421
5.00%, 11/01/18		1,500	1,836,105
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	3,067,575
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,313,540
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,725,150
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	1,500	1,677,900
Series S-1
5.00%, 07/15/24	(Call 07/15/22)	600	735,078
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,330,240
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,142,200
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,648,332
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,076,670
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,832,893
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,150,540
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,735,830
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	294,663
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	776,837
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,596,980
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/16	(Call 05/01/15)	500	560,275
5.00%, 11/01/17	(Call 05/01/15)	2,000	2,235,660

Security		Principal (000s)	Value

Series A-1
5.00%, 11/01/12		$500	$503,995
5.00%, 11/01/13		3,070	3,238,144
5.00%, 11/01/14		3,960	4,351,644
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		500	593,020
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,308,200
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,353,477
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,071,107
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	3,000	3,341,490
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	114,539
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series C
5.00%, 04/01/13	(GOI)	750	771,495
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13	(GOI)	500	514,330
Series C
5.50%, 04/01/17	(GOI)	4,300	5,044,846
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
5.00%, 11/15/21	(PR 11/15/12)	750	757,455

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(GOI)	$500	$519,800
5.00%, 07/01/17		1,000	1,190,350
5.00%, 07/01/22	(Call 07/01/18)	3,100	3,601,239
Series 1
5.50%, 07/01/40	(AMBAC)	530	718,908
Series A
4.00%, 05/15/18	(GOI)	2,000	2,299,320
5.00%, 05/15/18	(GOI)	2,000	2,410,260
5.00%, 07/01/37	(Call 07/01/22)	250	286,788
5.00%, 07/01/41	(Call 07/01/21)	500	564,650
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,134,530
5.75%, 07/01/27	(NPFGC)	500	660,750
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	965,948
5.75%, 05/01/37	(Call 05/01/19)	435	504,213
New York State Dormitory Authority RB Income Tax Revenue
5.00%, 03/15/27	(PR 03/15/13)	1,000	1,025,950
Series A
5.00%, 12/15/21		1,500	1,883,310
5.00%, 03/15/25	(Call 03/15/18)	3,700	4,365,519
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,692,520
5.00%, 03/15/27	(Call 03/15/18)	6,000	7,063,200
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,789,720
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	592,610
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,747,245
5.00%, 03/15/42	(Call 03/15/22)	2,500	2,854,125
5.50%, 03/15/26	(AMBAC)	845	1,133,939
Series C
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,993,150
5.00%, 03/15/34	(Call 03/15/21)	2,500	2,886,375
5.00%, 03/15/41	(Call 03/15/21)	3,300	3,738,075
Series D
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,301,100
Series F
5.00%, 03/15/30	(Call 03/15/15)	2,000	2,198,460

Security		Principal (000s)	Value

New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/13	(NPFGC-FGIC)	$520	$540,545
5.00%, 07/01/15		560	626,511
5.50%, 07/01/18	(NPFGC-FGIC)	2,055	2,546,124
New York State Dormitory Authority RB Property Tax Revenue
Series D
5.25%, 10/01/23	(Call 10/01/12) (NPFGC)	1,050	1,053,937
New York State Environmental Facilities Corp. RB Federal Grant Revenue
5.00%, 10/15/35	(Call 10/15/16)	1,850	2,115,919
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34	(Call 08/15/14)	500	538,945
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30	(Call 06/15/14)	1,600	1,717,504
5.50%, 06/15/13		2,790	2,909,021
Series A
5.00%, 06/15/17		1,000	1,202,460
5.00%, 06/15/24	(Call 06/15/22)	750	943,260
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	235,371
4.75%, 06/15/32	(Call 06/15/17)	400	451,304
5.00%, 06/15/31	(Call 06/15/21)	650	774,657
5.00%, 06/15/37	(Call 06/15/18)	1,360	1,514,972
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,300,260
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	750	962,820
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,156,310
5.25%, 11/15/16	(PR 11/15/12)	1,000	1,010,450
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,143,950

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	$500	$600,855
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13	(NPFGC-FGIC)	525	539,795
5.00%, 04/01/14	(AGM)	3,730	3,998,373
5.00%, 04/01/15	(AGM)	645	718,788
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,200	1,370,376
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	2,070	2,352,596
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	840	951,913
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,716,250
5.50%, 04/01/20	(AMBAC)	620	787,611
Series F
4.00%, 01/01/15	(AMBAC)	350	376,768
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,766,415
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,971,574
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,486,669
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	829,130
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		500	603,665
5.00%, 03/15/26	(Call 09/15/18)	1,700	2,031,993
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,342,240
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		350	359,674
5.00%, 04/01/14		1,080	1,157,706
5.00%, 04/01/15		1,065	1,186,836
5.00%, 04/01/18		725	873,995
5.00%, 04/01/19		500	610,185

Security		Principal (000s)	Value

Series A
4.00%, 04/01/15		$2,050	$2,231,999
5.00%, 04/01/21		500	622,665
5.00%, 04/01/30	(Call 04/01/22)	500	594,200
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,328,620
Series B
5.00%, 04/01/14		500	535,975
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,269,268
5.00%, 04/01/20	(Call 10/01/18)	2,000	2,392,020
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,342,980
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,122,740
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	241,510
5.00%, 12/15/18		1,840	2,258,030
Series A
5.00%, 03/15/16		500	576,005
5.00%, 03/15/19		1,000	1,222,790
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,167,700
Series A-1
5.00%, 12/15/18		310	380,429
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,962,060
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,139,800
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	294,980
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,279,940
Series C
5.00%, 12/15/15		1,000	1,144,940
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/13		6,500	6,602,310
5.25%, 01/01/24	(Call 07/01/18)	250	294,820
Series D
5.00%, 01/01/16		1,275	1,458,485
5.25%, 01/01/17		460	545,712
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,202,950

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.25%, 01/01/21	(Call 01/01/19)	$500	$594,890
5.50%, 01/01/19		1,515	1,879,797
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,441,511
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,180,280
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	219,506
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	265,509
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	804,165
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,077,907
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	314,566
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,626,222
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	573,410
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,826,975
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	138,151
5.00%, 03/15/39	(Call 03/15/14) (GOI)	1,690	1,755,285
Series 5
5.38%, 03/01/28	(GOI)	2,000	2,522,500
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,259,685
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	622,240
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	500	547,400
5.00%, 10/15/21	(Call 10/15/14) (NPFGC)	2,000	2,189,600

Security		Principal (000s)	Value

5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	$1,220	$1,334,570
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	530	578,590
5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	1,000	1,084,810
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	923,763
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,507,872
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	550,035
5.25%, 10/15/27	(Call 10/15/14) (AMBAC)	1,000	1,092,690
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,208,971
Series C
3.00%, 02/01/16		1,035	1,125,418
5.00%, 04/15/13		500	515,305
5.00%, 04/15/14		500	539,045
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37	(Call 05/15/18) (GOI)	4,950	5,637,159
Series A
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,243,640
5.00%, 01/01/25	(Call 01/01/22) (GOI)	500	610,450
5.00%, 01/01/26	(Call 01/01/22) (GOI)	685	829,919
5.00%, 01/01/27	(Call 01/01/22) (GOI)	500	602,540
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,383,970
Series B
0.00%, 11/15/32		1,420	685,903
5.00%, 11/15/32	(PR 11/15/12) (GOI)	4,150	4,190,670
5.25%, 11/15/12	(GOI)	1,500	1,515,480
5.25%, 11/15/13	(GOI)	1,250	1,323,925
5.25%, 11/15/15	(GOI)	1,575	1,810,415

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	$275	$316,445
Series D
5.00%, 11/15/26	(Call 11/15/18)	800	909,888
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,353,520
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,271,220
Series Y
5.50%, 01/01/17	(GOI)	1,000	1,101,620

			588,629,002
NORTH CAROLINA —1.43%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,330,540
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	616,739
Series C
5.00%, 02/01/14		750	800,092
5.00%, 03/01/17		500	597,015
County of Wake GO
Series C
5.00%, 03/01/20		1,000	1,259,920
5.00%, 03/01/25		1,550	2,043,318
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	615,980
5.00%, 01/01/21		2,600	3,133,884
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,263,580
6.00%, 01/01/22		390	503,740
Series D
5.50%, 01/01/14		700	745,381
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(Call 01/01/13)	500	508,150

Security		Principal (000s)	Value

5.25%, 01/01/17		$1,000	$1,180,250
Series B
5.00%, 01/01/21	(Call 01/01/20)	2,500	2,990,300
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,712,460
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	725,010
State of North Carolina GO
5.00%, 03/01/13		1,000	1,024,170
Series A
5.00%, 03/01/16		530	613,189
5.00%, 09/01/16		1,125	1,325,239
5.00%, 03/01/17		1,185	1,414,926
Series B
5.00%, 06/01/13		1,000	1,036,200
5.00%, 04/01/14		500	537,255
5.00%, 06/01/14		1,000	1,082,210
5.00%, 04/01/15		565	632,195
5.00%, 06/01/16		535	624,805
5.00%, 06/01/17		400	481,168
5.00%, 06/01/19		1,000	1,248,750
Series C
5.00%, 05/01/19		1,000	1,246,670
5.00%, 05/01/22		2,050	2,647,267
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	500	610,685
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,758,960
Series B
5.00%, 11/01/18		1,000	1,224,740
5.00%, 11/01/23	(Call 11/01/21)	500	619,005
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,185,980

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

State of North Carolina RB Transit Revenue
5.00%, 03/01/17		$1,000	$1,184,640
5.00%, 03/01/18		500	603,705
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,356,021

			44,484,139
OHIO — 0.78%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,079,040
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,129,080
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	26,096
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,329,460
City of Cleveland Airport System RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/29	(Call 01/01/22)	1,000	1,114,290
City of Columbus GO Series A
4.00%, 06/01/13		650	668,460
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,760,175
5.00%, 06/01/31	(Call 12/01/17)	2,670	3,076,294
Columbus City School District GO
5.00%, 12/01/28	(PR 06/01/13) (FGIC)	3,800	3,936,534
Ohio State Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,708,740
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,174,920
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,338,351
Series C
5.00%, 09/15/15		500	567,660

Security		Principal (000s)	Value

State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		$800	$925,208
5.75%, 06/15/19	(Call 06/15/18)	2,800	3,449,880

			24,284,188
OKLAHOMA — 0.16%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	500	592,415
5.25%, 06/01/40	(Call 06/01/20)	500	582,895
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	780,405
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		500	589,730
5.00%, 01/01/20		1,500	1,853,880
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	590,190

			4,989,515
OREGON — 0.46%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	2,850	3,080,736
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,144,990
Oregon State Department of Administrative Services RB Miscellaneous Revenue
5.00%, 09/01/12	(AGM)	500	500,000
Series A
5.00%, 04/01/13	(AGM)	1,500	1,542,090
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	4,029,630

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

State of Oregon GO
Series A
4.50%, 08/01/32	(Call 08/01/17)	$3,665	$3,980,850

			14,278,296
PENNSYLVANIA — 2.49%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,000	1,108,010
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	536,610
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14	(AMBAC)	2,000	2,151,500
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	324,198
Series C
5.00%, 08/01/17	(AGM)	370	436,619
City of Philadelphia Water & Sewer Revenue RB Water Revenue
Series C
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,116,830
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16		1,000	1,134,440
5.00%, 02/15/14		750	801,075
5.00%, 07/01/18		1,000	1,221,650
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,257,488
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,468,980
5.00%, 10/01/26	(Call 10/01/16)	1,085	1,248,336
5.00%, 11/15/26	(Call 11/15/21)	1,000	1,220,130
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,452,700
5.00%, 11/15/29	(Call 11/15/21)	500	604,490
Second Series
5.00%, 10/01/12	(NPFGC-FGIC)	1,500	1,506,030
5.00%, 07/01/13	(NPFGC-FGIC)	3,300	3,431,241
5.00%, 01/01/15		1,500	1,659,720

Security		Principal (000s)	Value

5.00%, 03/01/17		$500	$594,025
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,185,200
5.00%, 01/01/19	(PR 01/01/16)	1,000	1,151,800
5.00%, 05/01/19		2,600	3,205,644
5.00%, 07/01/19		475	587,452
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,492,020
5.00%, 05/01/20		755	940,738
5.00%, 07/01/20		1,355	1,692,314
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,843,470
5.00%, 07/01/21		500	629,420
Series A
5.00%, 02/15/13		240	245,254
5.00%, 02/15/17		500	593,255
Third Series
5.00%, 09/01/12		1,250	1,250,000
5.00%, 09/01/13		625	654,719
5.00%, 09/01/14	(AGM)	1,250	1,365,825
5.00%, 07/15/17		525	630,294
5.25%, 07/01/15		1,800	2,042,964
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,660,486
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,105,080
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	550,155
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
Series A
5.50%, 08/01/28	(AMBAC)	225	272,774
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	786,226
Pennsylvania State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,919,592

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	$500	$479,640
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,129,410
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,845,120
Series A
5.00%, 12/01/34	(Call 12/01/14) (AMBAC)	1,250	1,343,012
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,144,900
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	539,270
Series B
5.00%, 12/01/18		1,905	2,302,840
5.00%, 12/01/24	(Call 12/01/19)	500	582,505
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,227,180
5.25%, 06/01/24	(Call 06/01/19)	575	666,166
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,047,325
5.75%, 06/01/39	(Call 06/01/19)	250	285,315
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,297,043
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	487,365
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,191,541
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26	(PR 06/01/13) (AGM)	1,000	1,037,050
5.50%, 06/01/28	(AGM)	470	616,602

			77,301,038
PUERTO RICO — 5.56%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13	(FGIC)	550	569,899
5.50%, 07/01/15	(AGM)	630	700,862
5.50%, 07/01/16	(AGM)	200	226,968
Series A
5.00%, 07/01/13		500	516,020
5.00%, 07/01/14	(AGM)	1,100	1,177,011
5.00%, 07/01/16	(AGM)	230	256,777
5.00%, 07/01/20		1,785	1,923,213
5.00%, 07/01/23	(Call 07/01/18)	1,000	1,039,900

Security		Principal (000s)	Value

5.00%, 07/01/29	(Call 07/01/14)	$775	$792,802
5.00%, 07/01/33	(Call 07/01/22)	1,000	1,028,900
5.00%, 07/01/41	(Call 07/01/22)	2,250	2,232,855
5.13%, 07/01/37	(Call 07/01/22)	1,000	1,013,430
5.25%, 07/01/15		555	601,725
5.25%, 07/01/24	(Call 07/01/16)	1,000	1,070,750
5.50%, 07/01/17		1,000	1,117,670
5.50%, 07/01/17	(XLCA)	1,675	1,872,097
5.50%, 07/01/18		2,785	3,124,826
5.50%, 07/01/19	(NPFGC)	1,000	1,119,020
5.50%, 07/01/39	(Call 07/01/22)	2,500	2,599,925
5.75%, 07/01/41	(Call 07/01/21)	1,970	2,103,310
6.00%, 07/01/40	(Call 07/01/21)	1,230	1,359,396
Series B
5.25%, 07/01/17	(Call 07/01/16)	1,780	1,932,404
5.75%, 07/01/38	(Call 07/01/19)	2,425	2,595,574
5.88%, 07/01/36	(Call 07/01/14)	2,000	2,068,400
Series C
5.75%, 07/01/37	(Call 07/01/16) (AGM)	600	663,930
Series E
5.38%, 07/01/30	(Call 07/01/21)	1,000	1,065,390
5.50%, 07/01/31	(Call 07/01/21)	1,500	1,604,850
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		300	313,854
5.00%, 12/01/14		1,300	1,387,451
5.00%, 12/01/15		1,460	1,583,720
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/33	(Call 07/01/22)	1,250	1,265,425
5.25%, 07/01/24	(Call 07/01/22)	1,500	1,599,555
5.25%, 07/01/42	(Call 07/01/22)	2,000	2,009,000
6.00%, 07/01/38	(Call 07/01/18)	5,620	5,982,659
6.00%, 07/01/47	(Call 07/01/22)	2,500	2,732,775

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/29	(Call 07/01/22)	$1,000	$1,068,000
5.00%, 07/01/42	(Call 07/01/22)	2,000	2,043,520
Series LL
5.50%, 07/01/17	(NPFGC)	525	597,035
Series NN
5.00%, 07/01/32	(PR 07/01/13) (NPFGC)	1,340	1,392,943
Series TT
5.00%, 07/01/32	(Call 07/01/17)	2,000	2,061,280
5.00%, 07/01/37	(Call 07/01/17)	4,100	4,177,203
Series V
5.25%, 07/01/30	(NPFGC-FGIC)	2,500	2,686,600
Series WW
5.25%, 07/01/33	(Call 07/01/18)	1,500	1,576,695
5.50%, 07/01/38	(Call 07/01/18)	4,820	5,148,628
Series XX
5.25%, 07/01/40	(Call 07/01/20)	1,500	1,558,425
Series ZZ
4.00%, 07/01/16		125	134,011
5.25%, 07/01/19		1,260	1,432,683
5.25%, 07/01/26	(Call 07/01/20)	1,500	1,640,775
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	1,000	1,039,770
Series J
5.13%, 07/01/39	(PR 07/01/14)	410	445,982
5.13%, 07/01/43	(PR 07/01/14)	700	761,432
Series X
5.50%, 07/01/15		50	54,624
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22	(AGM)	500	606,788
Series CC
5.25%, 07/01/32	(AGM)	240	284,078

Security		Principal (000s)	Value

5.25%, 07/01/36	(AGM)	$2,035	$2,378,427
5.50%, 07/01/30		800	877,664
Series K
5.00%, 07/01/30	(Call 07/01/15)	700	709,730
5.00%, 07/01/40	(PR 07/01/15)	400	453,244
Series L
5.25%, 07/01/38	(AMBAC)	3,040	3,217,810
Series M
5.00%, 07/01/32	(Call 07/01/17)	1,020	1,038,319
5.00%, 07/01/46	(Call 07/01/17)	3,800	3,732,778
Series N
5.25%, 07/01/31	(AMBAC)	1,040	1,110,897
5.25%, 07/01/36	(AGM)	2,000	2,327,500
Series X
5.50%, 07/01/15		150	166,505
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33	(FGIC)	900	260,046
Series C
5.50%, 07/01/15		500	542,695
5.50%, 07/01/16	(AMBAC)	1,250	1,381,637
5.50%, 07/01/17	(AMBAC)	2,550	2,850,058
5.50%, 07/01/25	(AMBAC)	4,625	5,143,555
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15	(AGM)	925	1,018,407
5.25%, 08/01/17	(AGM)	760	866,613
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	1,650	1,812,690
Series I
5.00%, 07/01/36	(Call 07/01/14) (GTD)	3,000	3,015,960
Series P
6.25%, 07/01/26	(Call 07/01/19) (GTD)	1,000	1,170,430
6.75%, 07/01/36	(Call 07/01/19) (GTD)	2,500	2,966,475

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37	(Call 07/01/14) (GTD)	$310	$317,350
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
Series B
5.50%, 08/01/31	(Call 08/01/21)	2,510	2,658,542
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32	(Call 08/01/26)	2,000	2,069,200
Series A
0.00%, 08/01/31		500	186,560
0.00%, 08/01/33		2,000	642,660
0.00%, 08/01/34		1,000	301,320
0.00%, 08/01/35		5,375	1,502,850
0.00%, 08/01/36		4,500	1,173,915
0.00%, 08/01/41	(NPFGC-FGIC)	2,000	408,060
0.00%, 08/01/42	(NPFGC-FGIC)	2,000	385,900
0.00%, 08/01/43	(NPFGC)	500	90,955
0.00%, 08/01/44	(NPFGC)	3,000	511,830
0.00%, 08/01/45	(NPFGC)	1,000	159,930
0.00%, 08/01/46	(NPFGC)	7,750	1,166,530
0.00%, 08/01/47	(AMBAC)	5,500	772,860
0.00%, 08/01/54	(AMBAC)	35,925	3,160,322
0.00%, 08/01/56		5,000	391,350
4.38%, 08/01/20	(Call 02/01/20)	215	240,127
5.00%, 08/01/18		220	259,745
5.00%, 08/01/24	(Call 08/01/19)	805	918,908
5.25%, 08/01/27	(Call 08/01/19)	1,430	1,620,991
5.38%, 08/01/39	(Call 02/01/20)	3,000	3,206,760
5.50%, 08/01/23	(Call 08/01/19)	520	615,248
5.50%, 08/01/28	(PR 08/01/19)	5	6,471
5.50%, 08/01/28	(Call 08/01/19)	965	1,105,572
5.50%, 08/01/37	(Call 02/01/20)	345	373,086
5.50%, 08/01/42	(Call 02/01/20)	1,250	1,349,287
5.75%, 08/01/37	(Call 08/01/19)	4,000	4,460,080
6.00%, 08/01/42	(Call 08/01/19)	9,625	10,790,106
Series A-1
0.00%, 08/01/23		2,100	1,328,166
5.00%, 08/01/43	(Call 08/01/21)	900	944,181

Security		Principal (000s)	Value

Series C
0.00%, 08/01/37		$1,000	$264,460
0.00%, 08/01/38		11,000	2,585,865
0.00%, 08/01/39		5,000	1,172,900
5.00%, 08/01/22	(Call 08/01/21)	500	605,930
5.00%, 08/01/46	(Call 08/01/21)	1,500	1,616,070
5.13%, 08/01/42	(Call 08/01/20) (AGM)	1,360	1,485,079
5.25%, 08/01/40	(Call 08/01/21)	1,000	1,111,960
5.25%, 08/01/41	(Call 08/01/20)	1,250	1,327,200

			172,292,581
RHODE ISLAND — 0.06%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15	(NPFGC)	315	330,255
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.25%, 06/15/19	(AGM)	1,200	1,476,432

			1,806,687
SOUTH CAROLINA — 1.30%
City of Columbia RB Waterworks & Sewer System Revenue
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	571,485
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,209,860
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,137,940
5.50%, 12/01/28	(PR 12/01/12)	8,770	8,974,429
Piedmont Municipal Power Agency RB Electric Power & Light Revenues Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,188,640
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,779,089
5.50%, 01/01/38	(Call 01/01/19)	2,600	3,060,590

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	$1,315	$1,488,396
Series D
5.00%, 01/01/21	(PR 01/01/13) (AGM)	2,700	2,743,335
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,629,423
South Carolina State Public Service Authority RB Miscellaneous Revenue Series A
5.00%, 01/01/20	(PR 01/01/14) (AMBAC)	6,010	6,388,089
South Carolina State Public Service Authority RB Water Revenue Series C
5.00%, 12/01/36	(Call 12/01/21)	500	567,685
South Carolina Transportation Infrastructure Bank RB Fuel Sales Tax Revenue Series A
5.00%, 10/01/33	(PR 10/01/12) (AMBAC)	3,200	3,212,832
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue Series A
5.25%, 10/01/40	(Call 10/01/19)	500	557,780
South Carolina Transportation Infrastructure Bank RB Transit Revenue Series B
5.25%, 10/01/13	(AMBAC)	830	872,139
State of South Carolina GO
Series A
4.00%, 06/01/15		500	549,510
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,155,280
5.00%, 03/01/15		1,000	1,115,190
5.00%, 06/01/17		800	962,336

			40,164,028

Security		Principal (000s)	Value

TENNESSEE — 0.86%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	$1,250	$1,421,062
5.25%, 10/01/17	(NPFGC)	1,000	1,214,830
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,233,210
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		1,575	1,736,359
5.00%, 12/01/15		300	342,909
5.00%, 12/01/17		1,000	1,209,310
Series A
5.00%, 12/01/12	(NPFGC)	3,235	3,273,626
5.00%, 12/01/13	(NPFGC)	500	529,350
5.00%, 12/01/14	(PR 12/01/13) (NPFGC)	2,000	2,115,020
5.00%, 12/01/15	(PR 12/01/13) (NPFGC)	300	317,253
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	250	264,540
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	1,285	1,380,861
5.00%, 03/01/24		1,000	1,286,420
Memphis and Shelby County Sports Authority Inc. RB Recreational Revenue Series A
5.13%, 11/01/28	(PR 11/01/12) (AMBAC)	500	504,095
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,207,230
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,260,970
Series D
5.00%, 07/01/16		1,500	1,752,225
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,190,373

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.20%, 01/01/13	(NPFGC-FGIC)	$290	$294,718
State of Tennessee GO
Series A
4.00%, 08/01/17		2,000	2,318,840
5.00%, 08/01/21		750	956,243
Series C
5.00%, 09/01/12		1,000	1,000,000

			26,809,444
TEXAS — 7.52%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,162,810
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/13	(AGM)	1,470	1,551,012
City of Austin RB Water & Wastewater Revenue Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,122,490
City of Austin Water & Wastewater System Revenue RB Water Revenue
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,163,190
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,143,360
City of Brownsville RB Multiple Utility Revenue Series A
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	500	524,675
City of Dallas GOL
Series A
5.00%, 02/15/18		1,600	1,936,416
5.00%, 02/15/20		650	807,931
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	301,824
5.00%, 10/01/15	(AMBAC)	1,200	1,368,588
5.00%, 10/01/17	(AMBAC)	750	908,475
5.00%, 10/01/39	(Call 10/01/20)	850	967,275
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,730,505

Security		Principal (000s)	Value

City of Houston Combined Utility System RB Sewer Revenue Series A
5.25%, 11/15/31	(Call 11/15/20)	$1,000	$1,198,730
City of Houston GO Series A
5.00%, 03/01/15		1,500	1,668,165
City of Houston GOL
5.00%, 03/01/19	(Call 09/01/15) (AMBAC)	560	629,457
Series A
5.00%, 03/01/18		1,000	1,206,820
5.00%, 03/01/19	(Call 03/01/18)	500	598,095
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	215,768
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,164,640
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,457,164
City of Houston RB Multiple Utility Revenue Series A
5.25%, 11/15/17	(AGM)	825	1,007,003
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	847,913
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,666,200
Series B
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,730,295
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,143,530
City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16		1,000	1,178,710
City of Houston RB Utility Revenue
Series B
5.75%, 12/01/14	(PR 12/01/12) (AMBAC)	2,500	2,534,325
Series E
5.00%, 11/15/13		2,000	2,113,100
5.00%, 11/15/14		1,950	2,146,443
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	5,117,670

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.13%, 05/15/28	(Call 05/15/14) (NPFGC)	$1,000	$1,064,630
5.25%, 05/15/14	(NPFGC)	1,210	1,310,466
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,211,360
Series C
5.00%, 11/15/18		750	920,333
Series D
5.00%, 11/15/21		890	1,118,641
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,173,850
City of San Antonio GO
5.00%, 02/01/19		500	614,845
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	575,445
5.00%, 02/01/32	(PR 02/01/17)	40	47,429
5.00%, 02/01/32	(Call 02/01/17)	5,295	5,986,209
5.38%, 02/01/14		1,000	1,071,460
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,495,712
Series D
5.00%, 02/01/17		1,000	1,185,150
5.00%, 02/01/19		500	613,465
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,371,487
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,220,590
City Public Service Board of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/23		1,000	1,265,120
5.25%, 02/01/25		2,370	3,096,547
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,610,557
County of Harris GO Series B
5.00%, 10/01/25	(Call 10/01/16)	3,400	3,919,928
County of Harris GOL
Series A
5.25%, 10/01/24	(PR 10/01/14)	785	865,031
5.25%, 10/01/24	(Call 10/01/14)	2,215	2,418,226

Security		Principal (000s)	Value

County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	$1,000	$1,122,700
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	544,735
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	589,300
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,099,260
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	4,000	4,607,520
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,371,108
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	281,478
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	5,386,252
5.25%, 12/01/29	(AMBAC)	1,050	1,372,949
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,130,350
Dallas Independent School District GO
Series A
5.00%, 08/15/25	(Call 08/15/14) (PSF)	700	757,071
5.00%, 08/15/28	(Call 08/15/14) (PSF)	6,500	6,989,190
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	583,040
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,107,200
5.00%, 11/01/45	(Call 11/01/20)	495	545,841
5.25%, 11/01/38	(Call 11/01/20)	500	564,315
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,126,890
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,150,870

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Harris County Flood Control District RB Miscellaneous Revenue Series A
5.00%, 10/01/34	(Call 10/01/20)	$1,500	$1,733,685
Harris County Flood Control District SO Contract Tax Series A
5.25%, 10/01/21		1,000	1,290,020
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,149,700
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,141,130
Houston Independent School District GO Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	500	582,945
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	2,049,460
Klein Independent School District GO Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	271,370
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13		1,585	1,637,280
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,659,270
5.25%, 01/01/15		1,310	1,456,432
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,239,680
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,789,380
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	(PR 05/15/15)	70	80,006
5.75%, 05/15/28	(Call 05/15/15)	870	957,653
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	699,982
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	566,430

Security		Principal (000s)	Value

North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	$1,500	$1,702,275
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,889,380
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	350,830
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,946,716
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,192,050
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	578,420
6.00%, 01/01/43	(Call 01/01/21)	250	292,265
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,983,250
5.50%, 09/01/41	(Call 09/01/21)	1,580	1,875,823
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,189,921
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,150,050
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	422,016
0.00%, 09/01/43	(Call 09/01/31)	2,500	401,150
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,101,490
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	386,875
5.25%, 01/01/44	(Call 01/01/19)	3,370	3,654,428
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,187,040
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,212,300
5.00%, 09/01/32	(Call 09/01/21)	1,450	1,682,217
Series H
5.00%, 01/01/42		275	279,161
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	570,700
Series L-2
6.00%, 01/01/38		1,000	1,017,740
North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/38	(AGM)	1,500	440,910
Series A
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,960	11,047,333

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series D
0.00%, 01/01/31	(AGM)	$370	$161,886
0.00%, 01/01/34	(AGM)	3,500	1,301,860
Series E-3
5.75%, 01/01/38		1,150	1,323,305
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	338,784
Plano Independent School District GO Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	2,018,019
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	574,060
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,091,181
State of Texas GO
4.50%, 04/01/33	(Call 04/01/17)	2,870	3,110,592
5.00%, 10/01/15		1,250	1,425,612
5.00%, 04/01/26	(Call 04/01/18)	1,050	1,241,793
5.00%, 04/01/27	(Call 04/01/18)	1,300	1,537,458
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,129,050
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,212,434
Series A
4.75%, 04/01/35	(Call 04/01/15)	5,600	5,894,504
5.00%, 04/01/26	(Call 04/01/15)	2,850	3,130,012
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,355,674
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,727,640
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		995	1,034,492
5.00%, 07/01/14		1,270	1,378,064
5.00%, 07/01/15		1,840	2,074,876
5.00%, 01/01/16		500	573,745
5.00%, 01/01/17	(Call 01/01/16)	1,000	1,139,640
5.00%, 07/01/17	(Call 01/01/16)	1,500	1,711,065

Security		Principal (000s)	Value

Series B
5.00%, 07/01/19	(Call 07/01/14)	$1,500	$1,621,875
5.00%, 01/01/20	(Call 07/01/13)	675	701,123
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	331,251
5.00%, 04/01/23	(Call 04/01/16)	500	568,100
5.25%, 04/01/14		2,550	2,748,160
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13		1,000	1,027,910
5.00%, 04/01/16		500	578,840
5.00%, 04/01/24	(Call 04/01/17)	2,000	2,319,880
5.00%, 04/01/25	(Call 04/01/16)	500	568,100
5.00%, 04/01/26	(Call 04/01/17)	1,000	1,160,230
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,395,069
Series A
5.00%, 04/01/17		800	952,696
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21	(AMBAC)	500	359,685
5.00%, 08/15/42	(Call 10/01/12) (AMBAC)	1,990	1,990,557
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/27	(Call 07/15/17)	250	292,358
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/22		1,000	1,282,060
Series B
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,168,200

			233,209,732

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

UTAH — 0.56%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/20	(Call 07/01/13)	$1,000	$1,039,660
5.25%, 07/01/22	(Call 07/01/13)	1,000	1,038,800
State of Utah GO
Series A
5.00%, 07/01/13		1,500	1,560,555
5.00%, 07/01/16		500	586,360
5.00%, 07/01/17		685	826,007
5.00%, 07/01/22	(Call 07/01/21)	2,540	3,217,596
Series C
4.00%, 07/01/13		2,795	2,884,580
5.00%, 07/01/15		1,375	1,555,510
5.00%, 07/01/18		650	801,320
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,499,846
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,741,755
5.00%, 06/15/36	(Call 06/15/18) (AGM)	500	580,585

			17,332,574
VIRGIN ISLANDS — 0.04%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25	(Call 10/01/20)	650	718,933
5.00%, 10/01/29	(Call 10/01/20)	505	550,859

			1,269,792
VIRGINIA — 0.61%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	615,440
5.00%, 06/01/19		500	624,375
County of Fairfax GO
Series A
5.00%, 10/01/12	(SAW)	250	251,008
5.00%, 10/01/13	(SAW)	1,500	1,578,120

Security		Principal (000s)	Value

Series B
5.00%, 04/01/23	(SAW)	$1,000	$1,306,310
Series C
5.00%, 10/01/16	(SAW)	425	502,206
5.00%, 10/01/17	(SAW)	500	607,520
County of Loudoun GO Series B
5.00%, 11/01/19		500	629,430
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	412,676
Upper Occoquan Sewage Authority RB Sewer Revenue Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,208,860
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,121,274
Virginia Commonwealth Transportation Board RB Federal Grant Revenue
5.00%, 09/27/12		235	235,815
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,220,010
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		500	525,650
Virginia Commonwealth Transportation Board RB Transit Revenue
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	602,265
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,161,340
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,258,280

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series B
5.25%, 08/01/14		$1,505	$1,646,410
Series C
5.00%, 08/01/15	(SAW)	680	768,339
5.00%, 08/01/18	(SAW)	1,475	1,800,606
5.00%, 08/01/19	(SAW)	750	926,722

			19,002,656
WASHINGTON —2.67%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,600,564
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,581,991
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,398,516
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	609,915
5.00%, 02/01/24	(Call 02/01/20)	500	595,200
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	986,355
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	5,047,764
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,114,290
5.13%, 01/01/41	(Call 01/01/21)	500	570,485
County of King Sewer Revenue RB Sewer Revenue
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,117,190
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	(AMBAC)	605	629,164
5.00%, 07/01/15		250	282,138
5.00%, 07/01/17		3,000	3,599,340
5.00%, 07/01/19		1,000	1,238,210
5.00%, 07/01/21		1,000	1,255,130
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,766,535
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,448,180
5.00%, 07/01/24	(Call 07/01/16)	2,370	2,714,740

Security		Principal (000s)	Value

5.25%, 07/01/13	(NPFGC)	$170	$177,143
5.25%, 07/01/16		580	683,014
5.25%, 07/01/18		125	154,549
5.25%, 07/01/18	(Call 07/01/14) (NPFGC)	150	162,093
5.50%, 07/01/13		330	344,553
5.50%, 07/01/15		2,295	2,622,313
Series C
5.00%, 07/01/14		750	814,252
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,127,580
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13		1,000	1,035,930
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,059,520
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30	(Call 06/01/20)	800	918,816
5.00%, 06/01/40	(Call 06/01/20)	1,600	1,795,056
Series A
5.00%, 08/01/31	(Call 08/01/22)	1,000	1,175,120
Snohomish County School District No. 201 GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	602,835
State of Washington GO
Series A
4.00%, 07/01/13		1,000	1,031,540
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,578,417
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,593,790
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,961,918
5.00%, 08/01/35	(Call 08/01/21)	500	575,605
Series B-1
4.00%, 08/01/14		500	535,050
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,163,120
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,163,120

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 06/01/41	(Call 06/01/21)	$2,500	$2,847,075
Series D
5.00%, 01/01/29	(PR 01/01/14) (AMBAC)	1,675	1,780,374
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,166,560
Series E
5.00%, 01/01/31	(Call 01/01/16) (AMBAC)	1,500	1,654,590
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,770,690
Series R
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,951,057
Series R-2006A
5.00%, 07/01/13	(AMBAC)	525	545,926
Series R-2010A
5.00%, 01/01/15		555	614,230
Series R-2011C
5.00%, 07/01/16		400	467,092
5.00%, 07/01/17		350	419,738
Series R-2012C
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,490,680
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,235,880
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,841,970
State of Washington RB Federal Grant Revenue
5.00%, 09/01/21		1,000	1,247,190
Series F
5.00%, 09/01/24	(Call 09/01/22)	1,500	1,840,860
University of Washington RB College & University Revenue Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,161,780

			82,866,733
WEST VIRGINIA — 0.07%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,123,530
West Virginia University Board of Governors RB College & University Revenue Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,159,690

			2,283,220

Security		Principal (000s)	Value

WISCONSIN — 0.85%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		$3,000	$3,281,400
5.00%, 05/01/16	(AMBAC)	550	637,698
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,350,940
5.00%, 05/01/21		500	626,025
5.50%, 05/01/14	(NPFGC)	2,285	2,481,579
Series 2
5.00%, 11/01/20		500	625,090
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,250,290
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,159,450
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,431,915
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,767,425
5.75%, 05/01/33	(Call 05/01/19) (SAP)	3,000	3,578,940
6.00%, 05/01/36	(Call 05/01/19) (SAP)	1,250	1,531,662
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,237,230
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/20	(AGM)	2,000	2,492,880

			26,452,524

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,859,197,824)			3,075,720,888

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]	11,375,499	$11,375,499

		11,375,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,375,499)		11,375,499

TOTAL INVESTMENTS IN SECURITIES — 99.54%
(Cost: $2,870,573,323)		3,087,096,387
Other Assets, Less Liabilities — 0.46%		14,357,632

NET ASSETS — 100.00%		$3,101,454,019

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  American Guaranty Corp. - Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.94%

ALABAMA — 0.79%
Alabama Public School & College Authority RB Sales Tax Revenue Series A
5.00%, 05/01/14		$500	$538,250
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/37	(PR 01/01/13) (NPFGC)	3,005	3,053,140
5.00%, 01/01/43	(PR 01/01/13) (NPFGC)	900	914,418

			4,505,808
ALASKA — 0.06%
City of Anchorage GO Series B
5.25%, 12/01/16	(AMBAC)	265	315,289

			315,289
ARIZONA — 1.16%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13	(NPFGC)	260	272,246
5.25%, 09/01/17	(PR 03/01/13) (NPFGC)	800	820,224
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	300	352,060
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	900	935,676
5.00%, 07/01/15	(Call 07/01/14) (AMBAC)	1,250	1,353,000
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14	(Call 12/01/13) (NPFGC)	500	526,750

Security		Principal (000s)	Value

Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		$1,160	$1,257,452
4.75%, 01/01/32	(PR 01/01/13)	435	441,547
5.00%, 01/01/22	(PR 01/01/13)	630	640,004

			6,598,959
CALIFORNIA — 18.56%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	752,880
Series F
5.00%, 04/01/15		860	959,201
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19	(PR 07/01/13) (AGM)	600	625,164
5.25%, 07/01/20	(PR 07/01/13) (AGM)	220	229,227
5.25%, 07/01/21	(PR 07/01/13) (AGM)	1,375	1,432,667
California State Department of Transportation RB Federal Grant Revenue Series A
5.00%, 02/01/15	(NPFGC-FGIC)	800	887,392
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17		250	297,670
5.00%, 05/01/17	(AGM)	435	517,946
Series L
4.00%, 05/01/15		100	109,296
5.00%, 05/01/15		2,695	3,016,837
5.00%, 05/01/16		1,315	1,524,151
5.00%, 05/01/17		1,620	1,928,902

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series M
4.00%, 05/01/14		$250	$265,280
4.00%, 05/01/16		500	561,420
5.00%, 05/01/13		1,725	1,780,010
5.00%, 05/01/14		500	538,865
5.00%, 05/01/15		1,750	1,958,985
5.00%, 05/01/16		875	1,014,169
California State Department of Water Resources RB Water Revenue Series AJ
5.00%, 12/01/16		500	592,640
California State Public Works Board RB Lease Revenue
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,010	1,072,549
Series J
5.25%, 01/01/16	(AMBAC)	1,000	1,127,730
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		1,015	1,044,151
5.00%, 06/15/13		6,715	6,960,702
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16		195	181,438
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	400	432,736
Grossmont-Cuyamaca Community College District GO Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,130,850
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		105	119,228

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series B
5.00%, 07/01/14		$1,000	$1,085,280
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		2,000	2,062,900
5.00%, 07/01/16		400	467,424
Series A-1
5.00%, 07/01/13	(NPFGC)	375	389,914
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	400	438,892
Series A
5.00%, 07/01/13	(NPFGC)	625	649,806
5.00%, 07/01/21	(PR 07/01/13) (AGM)	1,015	1,055,458
5.00%, 07/01/22	(PR 07/01/13) (AGM)	600	623,916
5.00%, 07/01/23	(PR 07/01/13) (AGM)	2,875	2,989,597
5.00%, 07/01/24	(PR 07/01/13) (AGM)	285	296,360
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	2,970	3,088,384
5.25%, 07/01/19	(PR 07/01/13) (AGM)	1,450	1,510,813
5.25%, 07/01/20	(PR 07/01/13) (AGM)	1,100	1,146,134
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	500	522,010
Series F
5.00%, 07/01/25	(PR 07/01/13) (FGIC)	1,465	1,523,395
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	500	519,930
Series KY
5.00%, 07/01/14		1,050	1,138,137

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13		$150	$155,991
Series B-3
5.00%, 10/01/29	(PR 10/01/14) (NPFGC)	810	888,918
Series C
5.00%, 07/01/17		1,000	1,206,380
Orange County Sanitation District COP Sewer Revenue
5.00%, 02/01/33	(PR 08/01/13) (NPFGC-FGIC)	1,800	1,878,012
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	500	552,035
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series S
5.00%, 11/15/12	(NPFGC)	905	913,941
Series U
5.00%, 08/15/17	(AGM)	100	119,903
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	419,794
5.00%, 05/15/16		500	578,505
San Diego Unified School District GO Series F
5.00%, 07/01/28	(PR 07/01/14) (AGM)	225	244,406
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17		200	192,534
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	483,335
Series A
5.50%, 01/01/14	(AGM)	500	534,360

Security		Principal (000s)	Value

Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	$840	$873,482
State of California GO
2.00%, 02/01/13		1,000	1,007,000
3.00%, 09/01/13		1,500	1,539,240
3.00%, 09/01/16		1,645	1,783,328
4.00%, 08/01/13		250	258,310
4.00%, 08/01/14		1,000	1,066,440
4.00%, 08/01/15		200	219,094
4.00%, 10/01/15		325	357,604
4.00%, 04/01/17		300	339,009
5.00%, 02/01/13		250	254,870
5.00%, 03/01/13		950	972,183
5.00%, 05/01/13		500	515,510
5.00%, 03/01/14		2,155	2,300,656
5.00%, 03/01/14	(NPFGC-FGIC)	500	533,795
5.00%, 05/01/14		500	537,405
5.00%, 08/01/14		215	233,380
5.00%, 03/01/15		1,025	1,135,495
5.00%, 04/01/15		1,000	1,111,120
5.00%, 06/01/15		200	223,544
5.00%, 11/01/15		2,350	2,664,782
5.00%, 03/01/16		300	343,503
5.00%, 04/01/16		215	246,818
5.00%, 06/01/16	(XLCA)	1,000	1,153,880
5.00%, 09/01/16		1,000	1,162,570
5.00%, 10/01/16		1,000	1,165,410
5.00%, 11/01/16	(AMBAC)	500	584,115
5.00%, 12/01/16		250	292,768
5.00%, 02/01/17		1,000	1,170,080
5.00%, 04/01/17		1,000	1,174,630
5.00%, 02/01/29	(PR 02/01/14)	600	640,164
5.00%, 02/01/32	(PR 08/01/13)	500	521,905
5.00%, 02/01/33	(PR 02/01/14)	1,965	2,096,537
5.13%, 02/01/28	(PR 02/01/14)	250	267,175
5.25%, 12/01/12		500	506,205
5.25%, 02/01/14	(Call 08/01/13)	100	104,472
5.25%, 04/01/29	(PR 04/01/14)	1,000	1,078,960

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.50%, 03/01/13	(Call 10/01/12) (NPFGC-FGIC)	$35	$35,148
5.50%, 04/01/28	(PR 04/01/14)	500	541,455
Series A
4.00%, 07/01/16		455	511,047
5.00%, 07/01/15	(PR 07/01/14)	2,055	2,233,025
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	1,260	1,366,243
5.00%, 07/01/16		1,095	1,271,196
5.00%, 07/01/17		1,000	1,193,740
5.25%, 07/01/13		1,040	1,083,077
5.25%, 07/01/13	(NPFGC)	1,060	1,104,162
5.25%, 07/01/14		1,720	1,875,880
5.25%, 07/01/14	(NPFGC-FGIC)	2,380	2,592,463
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	630,546
5.00%, 07/01/23	(Call 07/01/14)	1,310	1,416,438
University of California Regents RB College & University Revenue Series A
5.00%, 05/15/13	(AMBAC)	810	837,386

			105,865,795
COLORADO — 1.38%
City & County of Denver RB Port Airport & Marina Revenue Series B
5.50%, 11/15/33	(PR 11/15/13)	500	531,700
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		1,000	1,181,640
Series B
5.00%, 12/15/13	(NPFGC-FGIC)	410	434,899
5.00%, 12/15/15		560	640,971
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	1,455	1,515,441
5.50%, 06/15/15	(NPFGC)	800	910,256
E-470 Public Highway Authority RB Highway Revenue Tolls Series B
0.00%, 09/01/16	(NPFGC)	130	116,389

Security		Principal (000s)	Value

Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	$500	$592,275
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,960,430

			7,884,001
CONNECTICUT — 2.25%
State of Connecticut GO
Series A
3.50%, 01/01/16	(Call 01/01/14)	500	519,090
5.00%, 01/01/13		1,500	1,524,075
5.00%, 01/01/14		3,615	3,838,407
5.00%, 01/01/16		1,500	1,716,405
Series B
5.00%, 05/01/17		1,045	1,248,127
Series C
5.00%, 12/01/15		500	571,410
5.50%, 12/15/12		175	177,688
5.50%, 12/15/14		420	468,157
Series D
5.00%, 01/01/14		1,000	1,061,800
Series E
5.50%, 11/15/12		1,000	1,010,930
State of Connecticut ST Miscellaneous Revenue Series 1
5.00%, 02/01/17		360	425,794
State of Connecticut ST Sales Tax Revenue Series 1
5.00%, 02/01/14		265	282,456

			12,844,339
DELAWARE — 0.03%
State of Delaware GO Series 2009C
5.00%, 10/01/16		125	147,651

			147,651

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.46%
District of Columbia GO Series B
5.00%, 06/01/17	(AMBAC)	$455	$539,125
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/12		580	586,954
5.00%, 12/01/13		400	423,532
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(PR 10/01/13) (NPFGC-FGIC)	1,000	1,051,130

			2,600,741
FLORIDA — 2.86%
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,310,829
County of Miami-Dade RB Water & Sewer Revenue Series B
5.00%, 10/01/14	(AGM)	1,000	1,090,260
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		1,485	1,543,494
5.00%, 07/01/14		180	194,418
5.00%, 07/01/15		1,945	2,163,812
5.00%, 07/01/16		1,350	1,537,259
Florida State Board of Education GO Series A
5.00%, 01/01/15		570	630,551
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/17		495	590,773

Security		Principal (000s)	Value

Florida State Department of Environmental Protection RB Sales Tax Revenue Series D
5.00%, 07/01/13		$1,500	$1,559,010
JEA St. Johns River Power Park System RB Electric Power & Light Revenues Series 23
5.00%, 10/01/15		1,000	1,134,810
State of Florida GO Series A
5.00%, 06/01/16		1,000	1,163,600
State of Florida RB Miscellaneous Revenue Series C
5.00%, 07/01/16		1,035	1,206,458
Tampa Bay Water RB Water Revenue Series A
5.00%, 10/01/16		1,000	1,172,570

			16,297,844
GEORGIA — 1.74%
City of Atlanta RB Port Airport & Marina Revenue Series B
5.00%, 01/01/15		500	549,425
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/17		1,000	1,192,890
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/16		500	580,785
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	350	362,386
5.00%, 06/01/14	(NPFGC)	1,000	1,079,490
5.00%, 06/01/16	(NPFGC)	230	265,402
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17		400	477,156

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Municipal Electric Authority of Georgia RB Electric Power & Light Revenues Series B
5.00%, 01/01/16		$100	$113,327
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	424,308
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	227,576
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	285,188
Series C
5.50%, 07/01/14		500	547,595
5.50%, 07/01/16	(Call 07/01/14)	535	584,166
Series E
4.00%, 07/01/13		1,455	1,501,138
5.00%, 08/01/16		305	358,296
Series E-2
4.00%, 09/01/16		1,200	1,366,128

			9,915,256
HAWAII — 0.80%
State of Hawaii GO
Series DG
5.00%, 07/01/13	(AMBAC)	1,135	1,180,139
5.00%, 07/01/14	(AMBAC)	1,160	1,258,925
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	646,139
Series DZ
5.00%, 12/01/16		1,000	1,182,090
Series EA
5.00%, 12/01/16		250	295,522

			4,562,815
ILLINOIS — 5.38%
City of Chicago GO
Series A
5.00%, 01/01/13	(AGM)	350	355,542
5.00%, 01/01/15	(AGM)	545	598,470
5.00%, 01/01/34	(PR 01/01/14) (AGM)	1,610	1,711,285

Security		Principal (000s)	Value

City of Chicago RB Port Airport & Marina Revenue
Series B
5.25%, 01/01/14	(NPFGC-FGIC)	$500	$531,865
5.25%, 01/01/15	(NPFGC-FGIC)	750	829,020
County of Cook GO Series C
5.00%, 11/15/12		250	252,373
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14	(AGM)	700	740,936
5.50%, 01/01/15	(AGM)	500	549,440
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	1,000	1,173,140
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	4,050	4,751,217
5.00%, 01/01/28	(PR 07/01/16) (AGM)	2,075	2,434,265
5.00%, 01/01/31	(PR 07/01/16) (AGM)	735	862,258
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(NPFGC-FGIC)	580	559,912
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,355	1,609,252
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,306,404
State of Illinois GO
4.00%, 04/01/15		290	311,167
5.00%, 01/01/15		500	544,915
5.00%, 01/01/17		1,000	1,140,420
5.00%, 01/01/17	(AGM)	1,000	1,139,070
First Series
5.50%, 08/01/13	(NPFGC)	725	757,632
5.50%, 08/01/14	(NPFGC)	860	933,797
5.50%, 08/01/15	(XLCA-ICR, NPFGC)	370	415,780

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series B
5.00%, 03/01/13		$550	$562,491
5.00%, 01/01/14		1,000	1,054,210
5.00%, 03/01/14		370	392,444
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,500	1,683,495
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,750,290
5.00%, 12/15/17	(Call 12/15/16)	500	582,035
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15		500	561,610
5.00%, 06/15/16		500	580,735

			30,675,470
INDIANA — 0.49%
Indiana Finance Authority RB Miscellaneous Revenue Series A
5.00%, 02/01/16		775	889,661
Indiana Finance Authority RB Sewer Revenue Series C
3.00%, 10/01/16		1,000	1,075,660
Indiana Finance Authority RB Water Revenue Series A
4.00%, 02/01/16		265	295,454
Indiana Transportation Finance Authority RB Highway Revenue Tolls Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	500	517,785

			2,778,560
KANSAS — 0.10%
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/16		500	587,040

			587,040

Security		Principal (000s)	Value

KENTUCKY — 0.34%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	$100	$113,460
5.25%, 10/01/13	(AGM)	350	368,193
5.25%, 10/01/14	(AGM)	250	274,002
5.25%, 10/01/15	(AGM)	500	568,450
5.25%, 10/01/16	(AGM)	510	598,521

			1,922,626
LOUISIANA — 0.79%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	250	272,147
5.00%, 08/01/15	(NPFGC)	1,875	2,120,344
5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	1,430	1,571,327
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	500	567,385

			4,531,203
MARYLAND — 3.32%
County of Montgomery GO Series A
5.00%, 07/01/15		500	565,035
Maryland State Department of Transportation RB Miscellaneous Tax Revenue
5.00%, 05/01/14		360	388,483
5.00%, 03/01/17		1,000	1,194,420
5.00%, 05/01/17	(PR 05/01/14)	1,310	1,411,892
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,165,000
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		325	332,920
5.00%, 03/01/14		225	241,132
5.25%, 03/01/16		240	280,416
5.25%, 03/01/17		280	337,540

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

State of Maryland GO
First Series
5.00%, 03/01/15		$1,595	$1,778,728
5.00%, 08/01/16	(PR 08/01/14)	275	299,643
5.00%, 03/15/22	(PR 03/15/17)	140	168,056
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	289,588
5.25%, 03/01/16		250	291,405
Second Series
5.00%, 07/15/13		355	369,921
5.00%, 08/01/13		600	626,478
5.00%, 08/01/14		585	637,662
5.00%, 07/15/15		400	452,688
5.00%, 08/01/15	(PR 08/01/13)	825	861,143
5.00%, 08/01/16	(PR 08/01/13)	300	313,143
5.00%, 08/01/16		1,875	2,202,637
5.00%, 08/01/18	(PR 08/01/13)	800	835,048
Second Series A
4.00%, 08/01/15		150	165,698
5.00%, 08/01/17	(PR 08/01/15)	1,500	1,701,900
Second Series B
5.00%, 08/01/14		700	763,014
Second Series E
4.00%, 08/01/14		100	107,092
5.00%, 08/01/16		1,000	1,174,740

			18,955,422
MASSACHUSETTS — 7.52%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		1,970	2,144,916
5.00%, 03/01/21	(PR 03/01/15) (AGM)	300	334,749
5.00%, 03/01/22	(PR 03/01/15)	900	1,004,247
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	641,602
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	446,332
5.00%, 03/01/25	(PR 03/01/15)	500	557,915
5.25%, 08/01/13		1,000	1,046,220
Series B
5.00%, 08/01/15		435	492,055

Security		Principal (000s)	Value

Series C
5.00%, 09/01/22	(PR 09/01/15)	$500	$569,420
5.25%, 08/01/20	(PR 08/01/13)	1,120	1,171,106
Series D
4.75%, 08/01/25	(PR 08/01/16)	750	876,592
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,421,817
5.00%, 08/01/22	(PR 08/01/16)	715	842,627
5.25%, 10/01/21	(PR 10/01/13)	1,125	1,185,559
Series E
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	314,870
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,756,245
Series B
5.00%, 08/01/23	(PR 08/01/14)	2,200	2,390,498
5.25%, 08/01/16		500	590,250
Series C
5.00%, 01/01/15		2,000	2,212,460
5.00%, 05/01/16		1,025	1,190,056
5.00%, 09/01/16	(Call 09/01/15)	715	809,380
5.00%, 09/01/21	(PR 09/01/15)	715	814,271
5.00%, 09/01/24	(PR 09/01/15)	500	569,420
5.00%, 09/01/25	(PR 09/01/15)	1,180	1,343,831
5.50%, 11/01/13	(FGIC)	1,600	1,698,176
5.50%, 11/01/14	(NPFGC-FGIC)	310	344,258
5.50%, 11/01/15		325	376,132
Series D
5.50%, 11/01/16		500	600,275
Series E
5.25%, 01/01/20	(PR 01/01/13) (AGM)	250	254,188
5.50%, 01/01/15	(PR 01/01/13)	600	610,548
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	955	1,085,443
5.50%, 06/01/16	(NPFGC-FGIC)	250	295,325

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Commonwealth of Massachusetts RB Miscellaneous Tax Revenue
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	$550	$583,605
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/12	(AGM)	500	507,015
5.00%, 12/15/13	(AGM)	350	371,256
5.00%, 12/15/14	(AGM)	340	375,547
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34	(PR 07/01/15)	950	1,068,313
5.00%, 07/01/34	(PR 07/01/14)	2,400	2,606,064
5.25%, 07/01/17	(PR 07/01/14)	500	545,215
Series C
5.50%, 07/01/16		1,005	1,194,282
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15		375	418,193
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/13	(AGM)	800	836,384
Massachusetts State Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 01/01/15		1,000	1,095,910
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series A
5.25%, 08/01/15		1,000	1,138,990
Massachusetts Water Resources Authority RB Water Revenue Series J
5.25%, 08/01/16		1,000	1,178,370

			42,909,927

Security		Principal (000s)	Value

MICHIGAN — 1.85%
City of Detroit Water Supply System RB Sewer Revenue Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	$765	$795,164
City of Detroit Water Supply System RB Water Revenue Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	385	400,982
Michigan Finance Authority RB Miscellaneous Revenue
Series A
2.00%, 01/01/13		2,500	2,515,075
5.00%, 07/01/14		1,000	1,084,710
5.00%, 01/01/17		1,000	1,181,800
5.00%, 07/01/17		1,250	1,498,400
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/16		1,000	1,196,240
Michigan State Building Authority RB Lease Appropriation Series I
5.25%, 10/15/12	(AGM)	815	819,898
State of Michigan GO
5.50%, 12/01/13		1,000	1,064,240

			10,556,509
MINNESOTA — 1.18%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(AMBAC)	125	133,123
5.25%, 01/01/15	(AMBAC)	920	1,019,654
State of Minnesota GO
5.00%, 08/01/16		775	909,765
Series A
5.00%, 08/01/15		1,000	1,133,000
5.00%, 10/01/16		1,000	1,180,320
Series D
5.00%, 08/01/14		900	980,469

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series F
4.00%, 08/01/13		$925	$957,014
Series H
5.00%, 11/01/14		400	440,228

			6,753,573
MISSISSIPPI — 0.23%
State of Mississippi GO
Series A
5.25%, 11/01/14		150	165,803
5.50%, 12/01/15		1,000	1,159,470

			1,325,273
MISSOURI — 0.45%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		660	704,081
5.00%, 05/01/16		500	581,705
Series A
5.00%, 05/01/14		525	566,144
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		580	693,628

			2,545,558
NEBRASKA — 0.20%
Omaha Public Power District RB Electric Power & Light Revenues Series A
5.00%, 02/01/16		1,000	1,152,360

			1,152,360
NEVADA — 0.83%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16		90	103,468
Clark County School District GOL
Series A
5.00%, 06/15/16	(Call 06/15/14) (AGM)	400	432,044
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	644,733

Security		Principal (000s)	Value

5.00%, 06/15/23	(PR 12/15/15) (AGM)	$2,100	$2,417,751
State of Nevada GOL Series A
5.00%, 02/01/15		1,000	1,107,040

			4,705,036
NEW JERSEY — 9.21%
Garden State Preservation Trust RB Recreational Revenue Series A
5.25%, 11/01/19	(PR 11/01/13) (AGM)	230	243,453
Garden State Preservation Trust RB Sales Tax Revenue Series C
5.13%, 11/01/16	(AGM)	1,000	1,185,150
New Jersey Building Authority RB Lease Appropriation Series B
5.00%, 06/15/13		425	440,168
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/13		125	128,761
Series DD
5.00%, 12/15/16		1,000	1,169,520
Series EE
5.00%, 09/01/15		1,000	1,123,400
Series F
5.00%, 06/15/24	(PR 06/15/13) (FGIC)	2,750	2,853,427
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	500	518,805
5.00%, 06/15/28	(PR 06/15/13)	1,435	1,488,970
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	311,874
Series W
5.00%, 03/01/16		1,670	1,905,821
5.00%, 03/01/17		520	607,776

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13	(FGIC)	$300	$311,088
5.00%, 06/15/15		500	550,415
5.00%, 06/15/16		500	562,520
5.50%, 06/15/16		200	238,000
5.75%, 06/15/29	(PR 06/15/14)	2,000	2,193,700
New Jersey Educational Facilities Authority RB College & University Revenue Series B
4.50%, 07/01/37	(PR 07/01/16)	675	777,384
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(FGIC GOI)	250	279,893
New Jersey State Turnpike Authority RB Highway Revenue Tolls
5.50%, 01/01/13	(FGIC GOI)	450	457,956
Series A
6.00%, 01/01/14	(NPFGC)	1,225	1,318,700
Series C
6.50%, 01/01/13	(NPFGC)	3,300	3,369,333
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14	(AMBAC)	520	564,559
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13	(AMBAC)	400	420,764
5.50%, 09/15/14	(AMBAC)	700	764,694
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,153,572
5.25%, 12/15/16	(Call 12/15/15) (NPFGC)	550	635,190
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13	(NPFGC)	455	483,356

Security		Principal (000s)	Value

5.75%, 06/15/15		$200	$229,946
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		150	158,943
5.25%, 12/15/12	(NPFGC-FGIC)	250	253,635
5.25%, 12/15/13	(NPFGC-FGIC)	200	212,464
5.25%, 12/15/14	(NPFGC)	625	689,800
5.50%, 12/15/16	(NPFGC)	450	535,716
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	163,695
Series A
5.50%, 06/15/13		3,045	3,170,789
5.50%, 12/15/13	(AMBAC)	425	452,850
5.50%, 12/15/14	(AMBAC)	1,000	1,109,350
5.50%, 12/15/15	(AMBAC)	800	920,192
5.50%, 12/15/16	(AGM)	500	596,640
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	153,261
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,708,581
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	891,187
5.50%, 06/15/15	(PR 06/15/13)	250	260,425
5.50%, 12/15/15	(AGM)	400	461,084
5.50%, 12/15/16	(AGM)	375	447,480
5.50%, 06/15/18	(PR 06/15/13)	200	208,340
5.50%, 06/15/19	(PR 06/15/13)	1,000	1,041,700
5.50%, 06/15/21	(PR 06/15/13)	500	520,850
5.50%, 06/15/22	(PR 06/15/13)	1,150	1,197,955
5.50%, 06/15/23	(PR 06/15/13)	740	770,858
5.75%, 12/15/12	(AGM)	500	508,000
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,128,930
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,257,860

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

State of New Jersey GO
5.00%, 08/01/13		$1,400	$1,461,628
Series H
5.25%, 07/01/14		1,175	1,280,233
5.25%, 07/01/15		500	566,655
5.25%, 07/01/16		500	587,350
Series L
5.25%, 07/15/13	(AMBAC)	425	443,819
5.25%, 07/15/15	(AMBAC)	520	590,221
5.25%, 07/15/17	(AMBAC)	1,250	1,509,687

			52,548,373
NEW MEXICO — 0.88%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14)	800	868,872
5.25%, 06/15/15	(NPFGC)	100	113,270
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	550	598,576
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	3,150	3,428,208

			5,008,926
NEW YORK — 13.21%
City of New York GO
Series A-1
4.00%, 08/01/14		400	427,704
5.00%, 08/01/13		425	443,522
5.00%, 08/01/14		200	217,668
5.00%, 08/15/16		740	863,543
Series B
5.00%, 08/01/13		600	626,148
5.00%, 08/01/14		230	250,318
Series B-1
5.00%, 09/01/15		500	566,270
Series C
5.00%, 08/01/14		295	321,060
5.00%, 08/01/14	(CIFG)	275	299,234
5.00%, 08/01/16		940	1,095,570
5.25%, 08/01/16		350	411,597
Series D
5.00%, 08/01/15		125	141,150

Security		Principal (000s)	Value

Series E
4.00%, 08/01/14		$400	$427,704
5.00%, 08/01/15		1,055	1,191,306
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	135	153,210
5.25%, 09/01/14		290	318,113
Series G
5.00%, 08/01/14		500	544,170
5.00%, 08/01/15		1,010	1,140,492
Series I
5.00%, 08/01/13		765	798,339
5.00%, 08/01/14		350	380,919
5.00%, 08/01/17		1,000	1,198,770
5.00%, 03/01/33	(PR 03/01/13)	655	670,805
Series I-1
5.00%, 08/01/16		1,000	1,165,500
5.00%, 02/01/17		265	312,976
Series J
5.25%, 06/01/28	(PR 06/01/13)	305	316,578
5.50%, 06/01/23	(PR 06/01/13)	300	311,949
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14		500	537,095
5.00%, 05/01/15		1,500	1,669,545
5.50%, 12/01/12	(AGM)	175	177,328
5.50%, 12/01/13	(AGM)	300	319,710
Series B
5.25%, 12/01/13		500	530,175
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/29	(PR 10/01/14) (AGM)	1,000	1,097,650
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/32	(PR 11/15/13)	255	270,305
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14	(NPFGC)	750	800,182

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		$500	$525,575
Series A
5.50%, 11/15/13	(AMBAC)	675	717,444
5.50%, 11/15/14	(AMBAC)	2,430	2,693,825
Series D
5.00%, 11/15/16		1,000	1,168,820
Series F
5.25%, 11/15/27	(PR 11/15/12) (NPFGC)	250	252,613
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14	(AGM)	340	368,121
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/16		305	354,648
5.00%, 06/15/17		200	238,720
New York City Transitional Finance Authority RB Income Tax Revenue
5.38%, 11/15/21	(PR 11/15/12)	555	560,927
Series A-1
5.00%, 08/01/13		250	261,000
5.00%, 11/01/14		520	571,428
Series B
5.00%, 11/01/15		790	903,776
5.00%, 02/01/16		1,900	2,184,943
Series D
5.00%, 11/01/15		915	1,043,667
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		605	690,075
Series A-1
5.00%, 11/01/13		1,375	1,450,309
5.00%, 11/01/14		675	741,757
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		275	326,161

Security		Principal (000s)	Value

New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13	(GOI)	$215	$221,162
5.00%, 04/01/15		845	947,008
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(GOI)	400	415,840
5.00%, 07/01/15		300	337,704
5.00%, 07/01/16		385	447,982
Series A
5.50%, 05/15/17	(NPFGC-FGIC)	275	332,530
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	639,366
Series C
5.00%, 03/15/15		1,240	1,381,261
Series D
5.00%, 06/15/16		540	627,021
Series E
5.00%, 02/15/15		1,300	1,443,533
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	150	168,852
Series A
4.00%, 05/15/17		225	256,127
5.00%, 05/15/17		250	296,053
5.25%, 05/15/15		450	490,928
New York State Environmental Facilities Corp. RB Water Revenue
Series A
2.00%, 06/15/13		1,000	1,014,910
5.00%, 06/15/17		1,500	1,803,690
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.25%, 11/15/16	(PR 11/15/12)	650	656,792
5.25%, 11/15/18	(PR 11/15/12)	1,125	1,136,756

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13	(NPFGC-FGIC)	$2,070	$2,128,333
5.00%, 04/01/14	(AGM)	1,650	1,768,717
5.00%, 04/01/15	(AGM)	1,080	1,203,552
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	750	856,485
Series F
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	1,000	1,104,250
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		1,330	1,532,173
5.00%, 03/15/17		140	165,649
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		830	852,941
5.00%, 04/01/14		240	257,268
5.00%, 04/01/15		365	406,756
Series B
5.00%, 04/01/15		570	635,208
5.00%, 04/01/16		1,160	1,338,211
5.25%, 04/01/13	(AMBAC)	2,000	2,059,260
New York State Urban Development Corp. RB Income Tax Revenue
Series A
5.00%, 03/15/16		2,025	2,332,820
Series B
5.13%, 03/15/29	(PR 03/15/13)	275	282,337
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15		750	827,820
Series D
5.00%, 01/01/14		285	302,414
5.00%, 01/01/15		2,250	2,483,460
State of New York GO
Series C
5.00%, 04/15/13		685	705,968

Security		Principal (000s)	Value

5.00%, 04/15/14		$1,270	$1,369,174
5.00%, 04/15/15		300	336,975
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/16		1,000	1,175,970
5.25%, 11/15/12	(GOI)	750	757,740
5.25%, 11/15/13		300	317,742
5.25%, 11/15/14	(GOI)	1,500	1,657,995
Series B1
5.00%, 11/15/25	(Call 11/15/13) (GOI)	250	263,815
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	567,140

			75,358,102
NORTH CAROLINA — 2.04%
City of Raleigh Combined Enterprise System RB Water Revenue
5.00%, 03/01/31	(PR 03/01/14)	420	449,614
County of Mecklenburg GO
Series A
5.00%, 08/01/13		735	767,436
Series C
5.00%, 03/01/15		215	239,766
County of Wake GO
4.50%, 03/01/24	(PR 03/01/17)	455	533,688
5.00%, 03/01/16		250	289,240
Series D
4.00%, 02/01/17		200	229,490
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	549,055
5.00%, 01/01/16		350	397,386
Series D
5.50%, 01/01/14		275	292,828

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(Call 01/01/13) (AMBAC)	$900	$914,670
5.25%, 01/01/15		250	276,462
5.50%, 01/01/13		630	640,957
State of North Carolina GO
5.00%, 03/01/13		250	256,043
Series A
5.00%, 03/01/16		1,400	1,619,744
5.00%, 09/01/16		285	335,727
Series B
5.00%, 04/01/14		1,320	1,418,353
5.00%, 04/01/16		1,070	1,241,821
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,184,640

			11,636,920
OHIO — 0.84%
Cincinnati City School District GO
5.00%, 12/01/31	(PR 12/01/13) (AGM)	1,460	1,546,432
City of Columbus GO
Series A
4.00%, 06/01/13		1,000	1,028,400
4.00%, 06/01/14		1,000	1,064,400
State of Ohio GO Series A
5.00%, 09/15/16		1,000	1,174,920

			4,814,152
OREGON — 0.55%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	1,050	1,135,008
Oregon State Department of Administrative Services RB Miscellaneous Revenue
Series A
5.00%, 04/01/13	(AGM)	1,500	1,542,090

Security		Principal (000s)	Value

Oregon State Department of Transportation RB Highway Revenue Tolls
Series A
5.13%, 11/15/26	(PR 11/15/12)	$450	$454,563

			3,131,661
PENNSYLVANIA — 2.80%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 11/01/31	(PR 11/01/12) (NPFGC-FGIC)	840	846,737
City of Philadelphia Water & Sewer Revenue RB Water Revenue
Series A
5.00%, 06/15/14		1,500	1,614,120
Commonwealth of Pennsylvania GO
5.50%, 02/01/13		175	178,871
First Series
4.00%, 09/01/16		250	283,610
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	2,280	2,370,675
5.00%, 03/01/16		700	808,017
5.00%, 03/01/17		1,000	1,188,050
5.00%, 01/01/18	(PR 01/01/16)	500	575,900
5.00%, 01/01/19	(PR 01/01/16)	210	241,878
5.00%, 03/01/19	(PR 03/01/17)	310	371,402
5.00%, 01/01/21	(PR 01/01/16)	615	708,357
Series A
5.00%, 02/15/13		535	546,711
5.00%, 05/01/14		1,000	1,077,730
5.00%, 02/15/16		1,000	1,152,480
Third Series
5.00%, 09/01/13		400	419,020
5.00%, 09/01/14	(AGM)	1,425	1,557,040
5.38%, 07/01/16	(NPFGC)	720	850,990
5.38%, 07/01/17	(AGM)	500	608,500

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		$500	$580,285

			15,980,373
PUERTO RICO — 2.68%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	1,400	1,492,344
5.65%, 07/01/15	(NPFGC)	180	191,691
Series A
5.00%, 07/01/13		600	619,224
5.25%, 07/01/15		750	813,142
5.50%, 07/01/16	(NPFGC)	200	221,254
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		215	224,929
5.00%, 12/01/14		210	224,127
5.00%, 12/01/15		750	813,555
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/13	(NPFGC)	1,275	1,320,339
Series KK
5.50%, 07/01/15	(NPFGC)	500	551,595
Series NN
5.00%, 07/01/32	(PR 07/01/13) (NPFGC)	480	498,965
5.13%, 07/01/24	(PR 07/01/13)	460	478,653
5.13%, 07/01/29	(PR 07/01/13)	400	416,220
Series OO
5.00%, 07/01/13	(CIFG, AGM)	1,480	1,530,882
5.00%, 07/01/14	(NPFGC-FGIC)	230	244,828
Series RR
5.00%, 07/01/29	(PR 07/01/15) (AGC)	280	317,783
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	545	566,675
5.00%, 07/01/42	(PR 07/01/13)	500	520,100

Security		Principal (000s)	Value

Series J
5.13%, 07/01/39	(PR 07/01/14)	$705	$766,871
5.13%, 07/01/43	(PR 07/01/14)	250	271,940
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16		255	305,824
Series K
5.00%, 07/01/35	(PR 07/01/15)	500	566,555
5.00%, 07/01/45	(PR 07/01/15) (AGC-ICC)	300	339,933
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	250	257,662
5.50%, 07/01/14	(AMBAC)	980	1,040,045
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13	(AGM)	400	414,820
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	250	274,650

			15,284,606
RHODE ISLAND — 0.04%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	200	230,832

			230,832
SOUTH CAROLINA — 1.07%
Greenville County School District RB Lease Appropriation
5.50%, 12/01/28	(PR 12/01/12)	3,890	3,980,676
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16		925	1,058,117

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

State of South Carolina GO Series A
4.00%, 06/01/14		$1,000	$1,064,760

			6,103,553
TENNESSEE — 1.65%
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		400	440,980
5.00%, 12/01/15		1,030	1,177,321
Series A
5.00%, 12/01/12	(NPFGC)	1,600	1,619,104
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	3,795	4,015,717
5.00%, 12/01/17	(PR 12/01/13) (NPFGC)	485	512,892
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	500	537,300
5.00%, 04/01/15	(AMBAC)	1,000	1,117,579

			9,420,893
TEXAS — 5.64%
City of Dallas RB Water Revenue
5.00%, 10/01/12	(AMBAC)	150	150,596
5.00%, 10/01/13	(AMBAC)	400	420,720
5.00%, 10/01/16	(AMBAC)	480	566,448
City of Houston GOL
Series A
5.00%, 03/01/17		925	1,095,792
5.25%, 03/01/13	(NPFGC)	1,000	1,025,110
5.38%, 03/01/15	(PR 03/01/14) (NPFGC)	200	215,130
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16		500	589,355
City of Houston RB Utility Revenue
Series B
5.75%, 12/01/14	(PR 12/01/12) (AMBAC)	1,000	1,013,730
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14	(NPFGC)	1,300	1,407,939

Security		Principal (000s)	Value

City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		$500	$575,445
5.38%, 02/01/15		1,000	1,118,830
City Public Service Board of San Antonio RB Electric Power & Light Revenues
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	575,053
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,582,680
Dallas Independent School District GO
5.00%, 02/15/13		1,000	1,021,500
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
4.00%, 11/01/12		780	784,805
5.00%, 11/01/16		285	332,333
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13		500	516,490
5.00%, 05/15/15		250	279,503
5.00%, 05/15/16		730	844,325
5.25%, 01/01/15		865	961,690
North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14) (PSF)	2,250	2,449,462
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	591,500
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,223,202
Series L-2
6.00%, 01/01/38	(PR 01/01/13)	890	905,789
State of Texas GO
5.00%, 10/01/15		750	855,367
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		300	309,411

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.00%, 07/01/14		$170	$184,465
5.00%, 07/01/15		1,400	1,578,710
5.00%, 07/01/16	(Call 01/01/16)	1,000	1,146,060
5.00%, 07/01/17	(Call 01/01/16)	320	365,027
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/16		570	649,777
5.00%, 04/01/13		1,465	1,505,888
5.25%, 04/01/14		200	215,542
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14		500	536,885
5.00%, 04/01/16		1,800	2,083,824
Series A
5.00%, 04/01/17		250	297,718
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/17	(PR 07/15/14)	1,035	1,125,304
University of Texas System Board of Regents RB College & University Revenue Series B
4.75%, 07/01/30	(PR 07/01/14)	1,000	1,081,290

			32,182,695
UTAH — 1.64%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		225	243,821
5.25%, 07/01/13		500	520,580
State of Utah GO
Series A
5.00%, 07/01/13		300	312,111
5.00%, 07/01/15		1,000	1,130,370
5.00%, 07/01/16	(PR 07/01/13)	830	863,084
Series C
4.00%, 07/01/13		1,750	1,806,088
5.00%, 07/01/14		1,000	1,086,830
5.00%, 07/01/15		500	565,640

Security		Principal (000s)	Value

Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/32	(PR 12/15/12) (AGM)	$1,900	$1,926,448
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	516,097
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	399,854

			9,370,923
VIRGINIA — 0.56%
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		300	315,390
5.00%, 10/01/14		410	449,315
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14		925	1,011,913
Series B
5.25%, 08/01/15		1,225	1,394,920

			3,171,538
WASHINGTON — 2.72%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15		1,250	1,385,687
County of King RB Sewer Revenue
Series B
5.00%, 01/01/16		1,000	1,144,990
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13		460	478,372
5.00%, 07/01/13	(AMBAC)	580	603,165
5.00%, 07/01/14		500	542,835
5.00%, 07/01/15		185	208,782
5.25%, 07/01/13	(NPFGC)	655	682,523

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

5.25%, 07/01/16	(NPFGC)	$190	$223,746
5.50%, 07/01/13		205	214,041
5.50%, 07/01/14		500	547,400
5.50%, 07/01/15		445	508,466
Series C
5.00%, 07/01/14		500	542,835
5.00%, 07/01/16		735	858,590
5.25%, 07/01/16	(NPFGC)	125	147,201
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13	(GTD)	1,250	1,294,913
State of Washington GO
5.00%, 01/01/16		500	573,745
Series A
5.00%, 07/01/15		300	338,475
Series C
5.00%, 07/01/13		500	519,930
Series R-2006A
5.00%, 07/01/13	(AMBAC)	1,000	1,039,860
5.00%, 07/01/15	(AMBAC)	600	676,950
Series R-2011C
5.00%, 07/01/16		1,000	1,167,730
State of Washington RB Federal Grant Revenue
5.00%, 09/01/17		1,000	1,193,530
Washington State Public Power Supply System RB Electric Power & Light Revenues
Series B
7.13%, 07/01/16	(NPFGC)	500	620,090

			15,513,856
WISCONSIN — 0.64%
State of Wisconsin GO
Series 1
5.00%, 05/01/15	(NPFGC)	860	963,432
5.00%, 05/01/16	(AMBAC)	100	115,945
5.50%, 05/01/14	(NPFGC)	300	325,809
Series 2
5.00%, 05/01/13	(NPFGC)	225	232,196

Security		Principal (000s) or Shares	Value

Series A
5.00%, 05/01/16	(NPFGC-FGIC)	$1,370	$1,588,446
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	112,162
5.00%, 07/01/16		250	289,660

			3,627,650

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $555,972,511)			564,322,108

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]		223,277	223,277

			223,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $223,277)			223,277

TOTAL INVESTMENTS IN SECURITIES — 98.98%
(Cost: $556,195,788)			564,545,385
Other Assets, Less Liabilities — 1.02%			5,811,136

NET ASSETS — 100.00%			$570,356,521

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SO  —  Special Obligation

ST  —  Special Tax

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Insured by:

AGC-ICC  —  American Guaranty Corp.-  Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

XLCA-ICR — XL Capital Ltd.-  Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.54%

NEW YORK — 98.54%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	$250	$290,093
6.38%, 07/15/43	(Call 01/15/20)	950	1,107,947
City of New York GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	287,055
5.00%, 08/01/25	(Call 08/01/16)	400	455,824
Series A-1
5.00%, 08/01/17		1,100	1,318,647
5.00%, 08/01/19	(Call 08/01/17)	150	176,993
5.00%, 08/01/27	(Call 08/01/21)	250	297,537
5.00%, 08/01/31	(Call 08/01/21)	200	233,472
Series B
5.00%, 08/01/13		105	109,576
5.00%, 08/01/16		135	157,343
5.00%, 08/01/20		100	123,802
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	237,134
Series C
5.00%, 08/01/19		230	282,392
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	176,285
5.00%, 10/01/20	(Call 10/01/17)	250	290,685
5.00%, 10/01/24	(Call 10/01/17) (AGM)	250	291,615
Series E
4.00%, 08/01/14		220	235,237
Series F
5.00%, 08/01/21		500	621,615
5.00%, 08/01/31	(Call 02/01/22)	250	293,887
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	166,231
5.00%, 08/01/14		500	544,170
5.00%, 08/01/24	(Call 08/01/17)	350	410,060
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,208,540

Security		Principal (000s)	Value

Series H-1
5.00%, 03/01/23	(Call 03/01/19)	$490	$580,067
Series I
5.00%, 08/01/23	(Call 08/01/22)	500	619,735
5.00%, 08/01/27	(Call 08/01/22)	250	302,220
5.00%, 03/01/33	(PR 03/01/13)	400	409,652
5.38%, 03/01/27	(PR 03/01/13)	210	215,460
Series J
5.00%, 05/15/23	(Call 05/15/14)	5	5,376
5.25%, 06/01/28	(PR 06/01/13)	1,000	1,037,960
5.50%, 06/01/20	(PR 06/01/13)	135	140,377
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	456,596
5.00%, 05/15/36	(Call 05/15/19)	905	1,020,605
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	944,743
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	200	219,810
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	111,679
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	696,141
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,307,334
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	650	687,966
5.25%, 02/15/47	(Call 02/15/21)	500	562,780
5.75%, 02/15/47	(Call 02/15/21)	250	293,255
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	600	664,860
5.50%, 12/01/12	(AGM)	165	167,195
5.50%, 04/01/22	(Call 04/01/19)	500	610,815
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	733,587

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

6.25%, 04/01/33	(Call 04/01/19)	$250	$311,092
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	292,685
5.00%, 12/01/35	(Call 06/01/16)	250	264,773
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	239,137
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	454,596
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	282,475
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	430	487,899
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28	(Call 11/15/13) (NPFGC)	233	242,781
5.25%, 11/15/32	(PR 11/15/13)	1,715	1,817,934
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	560,225
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		1,300	1,366,495
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	220,264
5.00%, 11/15/18		250	300,475
5.00%, 11/15/25	(Call 11/15/12) (NPFGC-FGIC)	500	503,980
5.00%, 11/15/30	(Call 11/15/12) (AGM)	400	403,152
5.00%, 11/15/31	(Call 11/15/16)	600	647,058
5.00%, 11/15/37	(Call 11/15/21)	455	508,672
5.00%, 11/15/46	(Call 11/15/21)	500	553,500
5.50%, 11/15/39	(Call 11/15/18)	700	793,723

Security		Principal (000s)	Value

Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	$1,600	$1,697,536
5.00%, 11/15/34	(Call 11/15/19)	650	734,097
Series C
6.25%, 11/15/23	(Call 11/15/18)	100	126,990
Series D
4.00%, 11/15/15		100	110,338
4.00%, 11/15/32	(Call 11/15/22)	250	261,733
5.00%, 11/15/30	(Call 11/15/22)	500	580,175
Series D-1
5.00%, 11/01/22		250	306,425
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series H
5.25%, 11/15/15	(Call 11/15/14) (AMBAC)	100	110,358
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	278,543
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	45	53,552
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	273,232
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	220,941
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	286,517
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	955	984,987
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	112,410

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series B
5.00%, 06/15/14	(AGM)	$140	$151,579
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	215,917
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	906,637
5.00%, 06/15/44	(Call 12/15/21)	500	568,360
5.38%, 06/15/43	(Call 12/15/20)	125	146,438
Series A
5.00%, 06/15/38	(Call 06/15/17)	100	112,520
5.00%, 06/15/39	(Call 06/15/14)	255	271,139
5.88%, 06/15/13	(AMBAC)	100	104,482
Series AA
5.00%, 06/15/44	(Call 06/15/21)	150	169,554
Series BB
5.00%, 06/15/31	(Call 06/15/20)	500	579,135
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	278,415
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	600	664,998
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	505,723
Series CC
5.00%, 06/15/45	(Call 12/15/21)	250	284,180
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	275,758
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	277,453
4.75%, 06/15/36	(Call 06/15/17)	980	1,080,891
Series FF
5.00%, 06/15/45	(Call 06/15/22)	500	571,485
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	500	566,240
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,899,115
5.25%, 06/15/32	(Call 06/15/19)	750	876,997
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31	(Call 02/01/21)	125	146,206

Security		Principal (000s)	Value

Series A
5.00%, 11/01/27	(Call 11/01/21)	$250	$301,592
5.00%, 05/01/29	(Call 05/01/19)	150	178,224
Series A-1
5.00%, 08/01/13		190	198,360
5.00%, 08/01/20	(PR 08/01/16)	160	188,560
5.00%, 08/01/20	(Call 08/01/16)	840	973,258
Series B
5.00%, 11/01/15		500	570,310
5.00%, 11/01/21	(Call 05/01/17)	250	292,465
5.00%, 11/01/30	(Call 05/01/17)	100	115,102
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	287,923
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	299,755
5.00%, 02/01/27	(Call 02/01/21)	250	297,795
5.00%, 02/01/35	(Call 02/01/21)	500	571,885
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	140,604
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	286,550
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	245,942
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	270,390
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	545,111
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	551,870
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	107,582
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	586,625
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	575,435

96	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13		$260	$274,240
5.00%, 11/01/19	(Call 05/01/15)	350	390,547
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/21	(Call 08/01/16)	725	838,499
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	577,050
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	395,509
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	523,770
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	630	658,974
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	250	295,872
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	500	556,915
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	847,589
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	(GOI)	200	224,144
5.00%, 04/01/19	(Call 04/01/18)	500	601,855
5.00%, 04/01/20	(Call 04/01/18)	50	60,081
Series B
5.00%, 04/01/19	(GOI)	285	352,032
Series C
5.50%, 04/01/17	(GOI)	550	645,271
Series E
5.25%, 04/01/16	(GOI)	150	169,089

Security		Principal (000s)	Value

New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	$500	$580,845
5.00%, 09/01/38	(Call 09/01/19)	380	420,835
5.13%, 07/01/34	(Call 07/01/14) (AMBAC)	300	308,139
Series 1
5.50%, 07/01/40	(AMBAC)	400	542,572
Series A
5.00%, 07/01/37	(Call 07/01/22)	250	286,788
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	299,240
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23	(NPFGC)	200	255,642
Series A
5.25%, 08/15/15	(Call 08/15/14) (AGM FHA)	575	629,234
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,230,840
5.00%, 03/15/28	(Call 03/15/18)	500	578,100
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	237,044
5.00%, 03/15/31	(Call 03/15/22)	1,000	1,184,880
5.00%, 03/15/42	(Call 03/15/22)	1,000	1,141,650
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	598,735
5.00%, 03/15/25	(Call 03/15/18)	525	619,432
5.00%, 03/15/31	(Call 03/15/21)	250	291,925
5.00%, 12/15/31	(Call 12/15/16)	250	285,225
Series F
5.00%, 03/15/30	(Call 03/15/15)	250	274,808
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	559,385
5.00%, 05/15/20		520	640,136
5.00%, 07/01/22	(Call 07/01/19)	250	296,707
Series A
5.25%, 05/15/15		450	490,927

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

New York State Dormitory Authority RB Property Tax Revenue
Series D
5.25%, 10/01/23	(Call 10/01/12) (NPFGC)	$500	$501,875
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30	(Call 06/15/14)	750	805,080
Series A
4.75%, 06/15/31	(Call 06/15/16)	1,000	1,124,640
5.00%, 06/15/24	(Call 06/15/22)	250	314,420
5.00%, 06/15/34	(Call 06/15/19)	180	213,883
5.13%, 06/15/38	(Call 06/15/19)	350	398,587
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	579,700
5.00%, 06/15/41	(Call 06/15/21)	250	287,533
Series D
5.00%, 06/15/22		500	641,500
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	480	505,090
5.00%, 11/15/19	(PR 11/15/12)	125	126,243
5.00%, 11/15/22	(GOI)	250	320,940
5.25%, 11/15/16	(PR 11/15/12)	250	252,613
Series C
5.00%, 11/15/15	(NPFGC)	450	514,777
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	850,477
5.25%, 04/01/13	(NPFGC)	230	236,815
Series B
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	500	540,895
5.00%, 04/01/15	(AGM)	950	1,058,680
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	300	340,956
5.50%, 04/01/20	(AMBAC)	250	317,585
Series F
4.00%, 01/01/15	(AMBAC)	250	269,120

Security		Principal (000s)	Value

Series H
4.00%, 01/01/18	(NPFGC)	$100	$112,438
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	473,748
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	262,825
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		500	603,665
5.00%, 03/15/21	(Call 09/15/20)	500	625,870
5.00%, 03/15/23	(Call 09/15/21)	500	618,155
5.00%, 03/15/26	(Call 09/15/18)	300	358,587
5.00%, 03/15/29	(Call 09/15/20)	250	297,462
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		125	128,455
5.00%, 04/01/16		250	287,928
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	232,862
Series B
5.00%, 04/01/14		400	428,780
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	301,887
Series A-1
5.00%, 12/15/16		400	471,540
5.00%, 12/15/18		285	349,749
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	284,950
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	294,980
5.00%, 03/15/36	(Call 03/15/19)	500	569,985
5.25%, 03/15/38	(Call 03/15/19)	120	141,295
Series C
5.00%, 12/15/15		200	228,988
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	893,302

98	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Security		Principal (000s)	Value

Series D
5.25%, 01/01/17		$160	$189,813
5.25%, 01/01/20	(Call 01/01/19)	250	300,737
5.63%, 01/01/28	(Call 01/01/19)	400	463,136
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	500	545,070
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	509,304
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	222,236
4.75%, 11/15/32	(Call 11/15/17) (GOI)	200	219,168
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	799,365
5.00%, 12/01/29	(Call 06/01/15) (GOI)	925	1,015,474
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	222,522
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	627,181
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	226,158
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	282,813
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	825	903,210
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	156,009
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	405	443,034
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	625	679,237
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	1,420	1,539,777
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	550,035

Security		Principal (000s) or Shares	Value

5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	$185	$203,513
State of New York GO
Series C
5.00%, 04/15/13		300	309,183
5.00%, 04/15/14		150	161,714
5.00%, 04/15/15		500	561,625
5.00%, 04/15/16	(Call 04/15/15)	500	560,355
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37	(Call 05/15/18) (GOI)	775	882,585
Series A
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	84,705
Series B
5.00%, 11/15/25	(Call 11/15/22)	710	876,630
5.25%, 11/15/13	(GOI)	200	211,828
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	632,890
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	726,596
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	(Call 11/15/17)	600	688,422

			109,859,374

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $100,989,664)			109,859,374

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Liquidity Funds — New York Money Fund, Institutional Shares
0.01%[a,b]		81,421	81,421

			81,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,421)			81,421

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 98.61%
(Cost: $101,071,085)	$109,940,795
Other Assets, Less Liabilities — 1.39%	1,547,314

NET ASSETS — 100.00%	$111,488,109

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FHA  —  Federal Housing Administration

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

100	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2012

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$216,576,303	$2,859,197,824	$555,972,511
Affiliated (Note 2)	5,004,393	11,375,499	223,277

Total cost of investments	$221,580,696	$2,870,573,323	$556,195,788

Investments in securities, at fair value (Note 1):
Unaffiliated	$236,101,040	$3,075,720,888	$564,322,108
Affiliated (Note 2)	5,004,393	11,375,499	223,277

Total fair value of investments	241,105,433	3,087,096,387	564,545,385
Receivables:
Investment securities sold	—	—	3,127,463
Interest	2,644,060	33,407,993	6,054,196

Total Assets	243,749,493	3,120,504,380	573,727,044

LIABILITIES
Payables:
Investment securities purchased	2,250,152	18,396,352	3,249,444
Investment advisory fees (Note 2)	51,099	654,009	121,079

Total Liabilities	2,301,251	19,050,361	3,370,523

NET ASSETS	$241,448,242	$3,101,454,019	$570,356,521

Net assets consist of:
Paid-in capital	$222,105,808	$2,879,362,854	$562,024,025
Undistributed net investment income	628,566	7,268,571	336,499
Accumulated net realized loss	(810,869)	(1,700,470)	(353,600)
Net unrealized appreciation	19,524,737	216,523,064	8,349,597

NET ASSETS	$241,448,242	$3,101,454,019	$570,356,521

Shares outstanding[a]	2,100,000	27,900,000	5,350,000

Net asset value per share	$114.98	$111.16	$106.61

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2012

iShares S&P New York AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$100,989,664
Affiliated (Note 2)	81,421

Total cost of investments	$101,071,085

Investments in securities, at fair value (Note 1):
Unaffiliated	$109,859,374
Affiliated (Note 2)	81,421

Total fair value of investments	109,940,795
Receivables:
Investment securities sold	1,774,700
Interest	1,276,946

Total Assets	112,992,441

LIABILITIES
Payables:
Investment securities purchased	1,480,731
Investment advisory fees (Note 2)	23,601

Total Liabilities	1,504,332

NET ASSETS	$111,488,109

Net assets consist of:
Paid-in capital	$102,569,678
Undistributed net investment income	300,220
Accumulated net realized loss	(251,499)
Net unrealized appreciation	8,869,710

NET ASSETS	$111,488,109

Shares outstanding[a]	1,000,000

Net asset value per share	$111.49

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

102	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2012

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$3,977,885	$47,610,577	$3,424,815
Interest — affiliated (Note 2)	443	6,030	1,683

Total investment income	3,978,328	47,616,607	3,426,498

EXPENSES
Investment advisory fees (Note 2)	285,270	3,736,507	679,277

Total expenses	285,270	3,736,507	679,277

Net investment income	3,693,058	43,880,100	2,747,221

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	61,979	225,619	(75,873)
In-kind redemptions — unaffiliated	—	1,888,009	—

Net realized gain (loss)	61,979	2,113,628	(75,873)

Net change in unrealized appreciation/depreciation	3,245,480	33,879,390	(708,782)

Net realized and unrealized gain (loss)	3,307,459	35,993,018	(784,655)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,000,517	$79,873,118	$1,962,566

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2012

iShares S&P New York AMT-Free Municipal Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$1,803,073
Interest — affiliated (Note 2)	285

Total investment income	1,803,358

EXPENSES
Investment advisory fees (Note 2)	131,799

Total expenses	131,799

Net investment income	1,671,559

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	41,384

Net realized gain	41,384

Net change in unrealized appreciation/depreciation	1,441,581

Net realized and unrealized gain	1,482,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,154,524

See notes to financial statements.

104	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P California AMT-Free Municipal Bond Fund		iShares S&P National AMT-Free Municipal Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,693,058	$7,122,943	$43,880,100	$76,520,774
Net realized gain	61,979	679,468	2,113,628	5,137,567
Net change in unrealized appreciation/depreciation	3,245,480	17,926,040	33,879,390	190,045,246

Net increase in net assets resulting from operations	7,000,517	25,728,451	79,873,118	271,703,587

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,633,168)	(7,311,657)	(43,813,533)	(75,432,966)

Total distributions to shareholders	(3,633,168)	(7,311,657)	(43,813,533)	(75,432,966)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,468,227	16,651,722	253,650,866	726,049,446
Cost of shares redeemed	—	(36,867,761)	(21,930,272)	(63,211,888)

Net increase (decrease) in net assets from capital share transactions	28,468,227	(20,216,039)	231,720,594	662,837,558

INCREASE (DECREASE) IN NET ASSETS	31,835,576	(1,799,245)	267,780,179	859,108,179

NET ASSETS
Beginning of period	209,612,666	211,411,911	2,833,673,840	1,974,565,661

End of period	$241,448,242	$209,612,666	$3,101,454,019	$2,833,673,840

Undistributed net investment income included in net assets at end of period	$628,566	$568,676	$7,268,571	$7,202,004

SHARES ISSUED AND REDEEMED
Shares sold	250,000	150,000	2,300,000	6,800,000
Shares redeemed	—	(350,000)	(200,000)	(600,000)

Net increase (decrease) in shares outstanding	250,000	(200,000)	2,100,000	6,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Short Term National AMT-Free Municipal Bond Fund		iShares S&P New York AMT-Free Municipal Bond Fund
	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,747,221	$5,489,336	$1,671,559	$3,054,322
Net realized gain (loss)	(75,873)	(251,163)	41,384	119,782
Net change in unrealized appreciation/depreciation	(708,782)	8,083,735	1,441,581	6,943,934

Net increase in net assets resulting from operations	1,962,566	13,321,908	3,154,524	10,118,038

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,765,277)	(5,582,386)	(1,660,233)	(2,980,757)

Total distributions to shareholders	(2,765,277)	(5,582,386)	(1,660,233)	(2,980,757)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,685,660	90,219,581	11,056,839	20,690,254
Cost of shares redeemed	—	(5,327,943)	—	—

Net increase in net assets from capital share transactions	74,685,660	84,891,638	11,056,839	20,690,254

INCREASE IN NET ASSETS	73,882,949	92,631,160	12,551,130	27,827,535

NET ASSETS
Beginning of period	496,473,572	403,842,412	98,936,979	71,109,444

End of period	$570,356,521	$496,473,572	$111,488,109	$98,936,979

Undistributed net investment income included in net assets at end of period	$336,499	$354,555	$300,220	$288,894

SHARES ISSUED AND REDEEMED
Shares sold	700,000	850,000	100,000	200,000
Shares redeemed	—	(50,000)	—	—

Net increase in shares outstanding	700,000	800,000	100,000	200,000

See notes to financial statements.

106	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$113.30	$103.13	$105.91	$102.14	$99.40	$103.40

Income from investment operations:
Net investment income[b]	1.85	3.93	4.15	4.11	3.83	1.53
Net realized and unrealized gain (loss)[c]	1.67	10.27	(2.80)	3.66	2.48	(4.36)

Total from investment operations	3.52	14.20	1.35	7.77	6.31	(2.83)

Less distributions from:
Net investment income	(1.84)	(4.03)	(4.13)	(4.00)	(3.57)	(1.17)

Total distributions	(1.84)	(4.03)	(4.13)	(4.00)	(3.57)	(1.17)

Net asset value, end of period	$114.98	$113.30	$103.13	$105.91	$102.14	$99.40

Total return	3.14%[d]	14.07%	1.26%	7.74%	6.43%	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$241,448	$209,613	$211,412	$201,235	$132,783	$59,638
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.24%	3.65%	3.91%	3.96%	3.79%	3.63%
Portfolio turnover rate[f]	6%	9%	21%	16%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Sep. 7, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$109.83	$100.74	$103.55	$99.18	$96.48	$100.30

Income from investment operations:
Net investment income[b]	1.63	3.56	3.77	3.82	3.77	1.74
Net realized and unrealized gain (loss)[c]	1.33	9.08	(2.82)	4.27	2.45	(4.08)

Total from investment operations	2.96	12.64	0.95	8.09	6.22	(2.34)

Less distributions from:
Net investment income	(1.63)	(3.55)	(3.76)	(3.72)	(3.52)	(1.48)

Total distributions	(1.63)	(3.55)	(3.76)	(3.72)	(3.52)	(1.48)

Net asset value, end of period	$111.16	$109.83	$100.74	$103.55	$99.18	$96.48

Total return	2.73%[d]	12.80%	0.95%	8.27%	6.53%	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,101,454	$2,833,674	$1,974,566	$1,698,153	$1,021,581	$356,983
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.25%	0.25%	n/a	0.26%	0.30%
Ratio of net investment income to average net assets[e]	2.94%	3.39%	3.64%	3.75%	3.84%	3.62%
Portfolio turnover rate[f]	5%	7%	9%	8%	14%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Short Term National AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$106.77	$104.89	$105.40	$103.06	$100.50

Income from investment operations:
Net investment income[b]	0.54	1.32	1.34	1.50	0.75
Net realized and unrealized gain (loss)[c]	(0.15)	1.92	(0.52)	2.30	2.31

Total from investment operations	0.39	3.24	0.82	3.80	3.06

Less distributions from:
Net investment income	(0.55)	(1.36)	(1.33)	(1.46)	(0.50)

Total distributions	(0.55)	(1.36)	(1.33)	(1.46)	(0.50)

Net asset value, end of period	$106.61	$106.77	$104.89	$105.40	$103.06

Total return	0.37%[d]	3.10%	0.83%	3.72%	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$570,357	$496,474	$403,842	$300,403	$41,225
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.01%	1.24%	1.27%	1.44%	2.32%
Portfolio turnover rate[f]	20%	19%	23%	22%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2012 (Unaudited)	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$109.93	$101.58	$104.38	$99.78	$98.09	$101.51

Income from investment operations:
Net investment income[b]	1.76	3.65	3.75	3.82	3.91	1.56
Net realized and unrealized gain (loss)[c]	1.56	8.31	(2.80)	4.55	1.54	(3.77)

Total from investment operations	3.32	11.96	0.95	8.37	5.45	(2.21)

Less distributions from:
Net investment income	(1.76)	(3.61)	(3.75)	(3.77)	(3.76)	(1.21)

Total distributions	(1.76)	(3.61)	(3.75)	(3.77)	(3.76)	(1.21)

Net asset value, end of period	$111.49	$109.93	$101.58	$104.38	$99.78	$98.09

Total return	3.06%[d]	12.00%	0.95%	8.52%	5.65%	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,488	$98,937	$71,109	$67,844	$39,911	$19,619
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.17%	3.45%	3.60%	3.73%	3.95%	3.77%
Portfolio turnover rate[f]	6%	19%	14%	1%	30%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Bond Fund	Diversification Classification
S&P California AMT-Free	Non-diversified
S&P National AMT-Free	Diversified
S&P Short Term National AMT-Free	Diversified
S&P New York AMT-Free	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

112	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Municipal Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P California AMT-Free
Assets:
Municipal Bonds & Notes	$—	$236,101,040	$—	$236,101,040
Short-Term Investments	5,004,393	—	—	5,004,393

	$5,004,393	$236,101,040	$—	$241,105,433

S&P National AMT-Free
Assets:
Municipal Bonds & Notes	$—	$3,075,720,888	$—	$3,075,720,888
Short-Term Investments	11,375,499	—	—	11,375,499

	$11,375,499	$3,075,720,888	$—	$3,087,096,387

S&P Short Term National AMT-Free
Assets:
Municipal Bonds & Notes	$—	$564,322,108	$—	$564,322,108
Short-Term Investments	223,277	—	—	223,277

	$223,277	$564,322,108	$—	$564,545,385

S&P New York AMT-Free
Assets:
Municipal Bonds & Notes	$—	$109,859,374	$—	$109,859,374
Short-Term Investments	81,421	—	—	81,421

	$81,421	$109,859,374	$—	$109,940,795

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P National AMT-Free Municipal Bond Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investments in other iShares funds. The Fund did not hold any iShares funds during the six months ended August 31, 2012.

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares S&P National AMT-Free Municipal Bond Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

114	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2012 were as follows:

iShares Municipal Bond Fund	Purchases	Sales
S&P California AMT-Free	$40,073,741	$13,303,975
S&P National AMT-Free	359,316,656	157,331,047
S&P Short Term National AMT-Free	189,684,536	108,488,133
S&P New York AMT-Free	18,287,841	6,482,389

In-kind transactions (see Note 4) for the six months ended August 31, 2012 were as follows:

iShares Municipal Bond Fund	In-kind Purchases	In-kind Sales
S&P National AMT-Free	$88,712,812	$20,971,340

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 29, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Municipal Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
S&P California AMT-Free	$627,030	$—	$—	$627,030
S&P National AMT-Free	—	378,150	3,055,743	3,433,893
S&P Short Term National AMT-Free	59,380	—	7,250	66,630
S&P New York AMT- Free	—	26,328	229,563	255,891

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P California AMT-Free	$221,556,801	$19,554,259	$(5,627)	$19,548,632
S&P National AMT-Free	2,870,390,002	217,049,462	(343,077)	216,706,385
S&P Short Term National AMT-Free	556,267,477	8,441,627	(163,719)	8,277,908
S&P New York AMT-Free	101,106,543	8,893,930	(59,678)	8,834,252

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

116	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	117

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

118	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	119

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Municipal Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P California AMT-Free	$1.81450	$—	$0.02702	$1.84152	99%	—%	1%	100%
S&P National AMT-Free	1.60891	—	0.02443	1.63334	99	—	1	100
S&P Short Term National AMT-Free	0.54812	—	0.00414	0.55226	99	—	1	100

120	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	121

Notes:

122	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-26-0812

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	October 23, 2012

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 23, 2012